UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5251

Fidelity Concord Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2012

Item 1. Reports to Stockholders

Spartan® Total Market Index

Spartan Extended Market Index

Spartan International Index

Funds -
Investor Class
Fidelity Advantage® Class

Semiannual Report

(Fidelity Cover Art)

August 31, 2012

Contents

Spartan® Total Market Index Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements

Shareholder Expense Example	(Click Here)	An example of shareholder expenses

Spartan Extended Market Index Fund	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Spartan International Index Fund	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Notes	(Click Here)	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Spartan Total Market Index Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Investor Class	.100%
Actual		$ 1,000.00	$ 1,033.90	$ .51
Hypothetical A		$ 1,000.00	$ 1,024.70	$ .51
Fidelity Advantage Class	.070%
Actual		$ 1,000.00	$ 1,033.70	$ .36
Hypothetical A		$ 1,000.00	$ 1,024.85	$ .36
Institutional Class	.060%
Actual		$ 1,000.00	$ 1,034.10	$ .31
Hypothetical A		$ 1,000.00	$ 1,024.90	$ .31
Fidelity Advantage Institutional Class	.045%
Actual		$ 1,000.00	$ 1,034.10	$ .23
Hypothetical A		$ 1,000.00	$ 1,024.98	$ .23
Class F	.050%
Actual		$ 1,000.00	$ 1,034.00	$ .26
Hypothetical A		$ 1,000.00	$ 1,024.95	$ .26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Spartan Total Market Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.0	3.3
Exxon Mobil Corp.	2.6	2.7
Microsoft Corp.	1.5	1.6
Chevron Corp.	1.4	1.4
General Electric Co.	1.4	1.3
IBM Corp.	1.4	1.5
AT&T, Inc.	1.4	1.2
Procter & Gamble Co.	1.2	1.2
Johnson & Johnson	1.2	1.2
Pfizer, Inc.	1.1	1.1
	17.2
Market Sectors as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.3	19.2
Financials	15.7	15.2
Consumer Discretionary	11.9	11.8
Health Care	11.6	11.3
Industrials	10.5	11.0
Energy	10.1	11.1
Consumer Staples	9.6	9.3
Materials	3.8	4.0
Utilities	3.5	3.4
Telecommunication Services	2.8	2.5

Semiannual Report

Spartan Total Market Index Fund

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 0.3%
Allison Transmission Holdings, Inc. (d)	19,290	$ 342,783
American Axle & Manufacturing Holdings, Inc. (a)	49,377	551,541
Amerigon, Inc. (d)	22,586	268,096
BorgWarner, Inc. (a)(d)	97,491	6,705,431
Cooper Tire & Rubber Co.	48,613	971,774
Dana Holding Corp.	120,750	1,649,445
Dorman Products, Inc. (a)(d)	25,196	742,778
Drew Industries, Inc. (a)(d)	16,139	467,547
Exide Technologies (a)	48,227	147,575
Federal-Mogul Corp. Class A (a)	43,356	405,812
Fuel Systems Solutions, Inc. (a)(d)	13,525	238,040
Gentex Corp. (d)	118,822	2,081,761
Johnson Controls, Inc.	590,886	16,078,008
Lear Corp.	84,445	3,278,999
Modine Manufacturing Co. (a)	32,309	226,486
Motorcar Parts of America, Inc. (a)	7,628	36,996
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	7,089	5,813
Spartan Motors, Inc.	44,931	224,206
Standard Motor Products, Inc.	17,952	316,673
Stoneridge, Inc. (a)	17,302	109,349
Strattec Security Corp.	672	14,717
Superior Industries International, Inc.	24,943	426,276
Tenneco, Inc. (a)(d)	46,714	1,418,704
The Goodyear Tire & Rubber Co. (a)	202,340	2,468,548
Tower International, Inc. (a)	4,070	30,647
TRW Automotive Holdings Corp. (a)	89,798	3,925,071
UQM Technologies, Inc. (a)(d)	20,640	20,846
Visteon Corp. (a)	46,798	2,153,644
		45,307,566
Automobiles - 0.4%
Ford Motor Co.	3,324,954	31,055,070
General Motors Co. (a)	522,227	11,149,546
Harley-Davidson, Inc.	200,972	8,432,785
Tesla Motors, Inc. (a)(d)	44,292	1,263,208
Thor Industries, Inc. (d)	39,293	1,235,372
Winnebago Industries, Inc. (a)(d)	22,867	262,971
		53,398,952
Distributors - 0.1%
Core-Mark Holding Co., Inc.	8,027	365,550
Genuine Parts Co.	144,858	9,149,231
LKQ Corp. (a)(d)	122,446	4,621,112
Pool Corp. (d)	41,433	1,632,046
VOXX International Corp. (a)	18,073	135,548
Weyco Group, Inc.	1,992	45,696
		15,949,183
Diversified Consumer Services - 0.2%
American Public Education, Inc. (a)(d)	16,975	572,058

	Shares	Value
Apollo Group, Inc. Class A (non-vtg.) (a)(d)	116,843	$ 3,137,235
Ascent Capital Group, Inc. (a)(d)	16,905	871,453
Bridgepoint Education, Inc. (a)(d)	11,294	111,359
Capella Education Co. (a)(d)	13,812	429,139
Career Education Corp. (a)	44,821	141,186
Carriage Services, Inc.	4,102	37,082
Coinstar, Inc. (a)(d)	21,619	1,105,163
Collectors Universe, Inc.	4,772	70,053
Corinthian Colleges, Inc. (a)	84,173	170,029
DeVry, Inc. (d)	60,163	1,161,748
Education Management Corp. (a)(d)	26,671	79,746
Grand Canyon Education, Inc. (a)	21,711	458,536
H&R Block, Inc.	269,674	4,465,801
Hillenbrand, Inc.	60,464	1,095,608
ITT Educational Services, Inc. (a)	27,454	878,803
K12, Inc. (a)(d)	24,400	513,620
Learning Tree International, Inc. (a)	3,285	13,469
Lincoln Educational Services Corp.	15,671	66,602
Mac-Gray Corp.	7,087	92,698
Matthews International Corp. Class A (d)	31,601	945,818
National American University Holdings, Inc.	5,378	21,835
Regis Corp.	37,626	677,644
School Specialty, Inc. (a)(d)	13,358	37,670
Service Corporation International	236,136	3,079,213
Sotheby's Class A (Ltd. vtg.)	59,342	1,855,031
Steiner Leisure Ltd. (a)	10,649	497,734
Stewart Enterprises, Inc. Class A	55,722	410,114
Strayer Education, Inc. (d)	14,558	943,067
Universal Technical Institute, Inc.	29,419	353,322
Weight Watchers International, Inc.	17,409	831,628
		25,124,464
Hotels, Restaurants & Leisure - 2.0%
AFC Enterprises, Inc. (a)	18,286	439,230
Ambassadors Group, Inc.	24,177	131,281
Ameristar Casinos, Inc.	18,903	318,516
Bally Technologies, Inc. (a)	46,562	2,062,231
Biglari Holdings, Inc. (a)	607	213,300
BJ's Restaurants, Inc. (a)(d)	21,746	892,673
Bloomin' Brands, Inc.	25,018	324,734
Bluegreen Corp. (a)	11,189	63,889
Bob Evans Farms, Inc.	27,901	1,097,625
Boyd Gaming Corp. (a)(d)	49,786	299,214
Bravo Brio Restaurant Group, Inc. (a)	12,451	201,333
Brinker International, Inc.	62,217	2,143,998
Buffalo Wild Wings, Inc. (a)	13,815	1,060,716
Burger King Worldwide, Inc. (a)	82,686	1,077,399
Caesars Entertainment Corp. (d)	1,145	8,221
Caribou Coffee Co., Inc. (a)(d)	18,083	231,282
Carnival Corp. unit (d)	368,341	12,774,066
Carrols Restaurant Group, Inc. (a)	6,381	36,244
CEC Entertainment, Inc.	20,553	610,630
Chipotle Mexican Grill, Inc. (a)	27,558	7,954,341
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Choice Hotels International, Inc. (d)	44,031	$ 1,387,417
Churchill Downs, Inc. (d)	10,397	595,020
Chuys Holdings, Inc.	5,695	117,431
Cosi, Inc. (a)(d)	46,943	35,207
Cracker Barrel Old Country Store, Inc.	18,601	1,171,491
Darden Restaurants, Inc.	104,736	5,441,035
Del Frisco's Restaurant Group, Inc. (a)	5,543	82,258
Denny's Corp. (a)(d)	71,197	348,153
DineEquity, Inc. (a)	12,829	679,552
Domino's Pizza, Inc.	66,862	2,369,589
Dover Downs Gaming & Entertainment, Inc.	1,508	3,770
Dover Motorsports, Inc. (a)	9,993	14,590
Dunkin' Brands Group, Inc.	91,395	2,662,336
Einstein Noah Restaurant Group, Inc.	3,797	65,612
Empire Resorts, Inc. (a)	4,429	8,681
Entertainment Gaming Asia, Inc. (a)	8,246	18,471
Famous Dave's of America, Inc. (a)	2,311	23,110
Fiesta Restaurant Group, Inc. (a)	6,381	102,479
Frisch's Restaurants, Inc.	500	16,505
Gaylord Entertainment Co. (a)(d)	33,863	1,372,806
Hyatt Hotels Corp. Class A (a)	51,855	1,966,860
Ignite Restaurant Group, Inc. (a)	4,841	72,518
International Game Technology	268,403	3,298,673
International Speedway Corp. Class A	20,854	554,925
Interval Leisure Group, Inc.	29,497	544,220
Isle of Capri Casinos, Inc. (a)	20,657	129,313
Jack in the Box, Inc. (a)(d)	42,139	1,099,407
Jamba, Inc. (a)(d)	95,683	236,337
Kona Grill, Inc. (a)	4,029	34,367
Krispy Kreme Doughnuts, Inc. (a)	47,141	347,901
Lakes Entertainment, Inc. (a)	2,872	7,123
Las Vegas Sands Corp.	337,088	14,289,160
Life Time Fitness, Inc. (a)(d)	28,392	1,348,052
Luby's, Inc. (a)(d)	14,614	87,392
Marcus Corp.	22,859	295,110
Marriott International, Inc. Class A	251,677	9,483,189
Marriott Vacations Worldwide Corp.	23,385	751,126
McDonald's Corp.	887,572	79,428,818
MGM Mirage, Inc. (a)(d)	263,498	2,598,090
Monarch Casino & Resort, Inc. (a)	4,802	36,207
Morgans Hotel Group Co. (a)	27,678	143,372
MTR Gaming Group, Inc. (a)	11,304	41,203
Multimedia Games Holding Co., Inc. (a)	20,726	324,776
Orient Express Hotels Ltd. Class A (a)(d)	63,690	559,835
Panera Bread Co. Class A (a)(d)	26,570	4,115,693
Papa John's International, Inc. (a)	19,260	991,697
Peet's Coffee & Tea, Inc. (a)(d)	16,486	1,211,721
Penn National Gaming, Inc. (a)	50,336	1,977,701
Pinnacle Entertainment, Inc. (a)(d)	61,922	685,477
Premier Exhibitions, Inc. (a)	1,375	3,121

	Shares	Value
Red Lion Hotels Corp. (a)	3,129	$ 22,779
Red Robin Gourmet Burgers, Inc. (a)(d)	21,139	655,520
Rick's Cabaret International, Inc. (a)(d)	5,726	43,747
Royal Caribbean Cruises Ltd. (d)	140,250	3,789,555
Ruby Tuesday, Inc. (a)(d)	44,363	299,894
Ruth's Hospitality Group, Inc. (a)(d)	33,916	207,566
Scientific Games Corp. Class A (a)	45,645	334,578
Shuffle Master, Inc. (a)(d)	42,130	639,112
Six Flags Entertainment Corp.	45,506	2,513,296
Sonic Corp. (a)(d)	98,965	927,302
Speedway Motorsports, Inc.	7,569	116,033
Starbucks Corp.	662,423	32,862,805
Starwood Hotels & Resorts Worldwide, Inc.	173,115	9,543,830
Texas Roadhouse, Inc. Class A	57,171	981,626
The Cheesecake Factory, Inc. (d)	39,940	1,326,407
Town Sports International Holdings, Inc. (a)	13,107	170,653
Vail Resorts, Inc. (d)	30,368	1,565,470
Wendy's Co.	250,660	1,070,318
WMS Industries, Inc. (a)(d)	38,370	611,234
Wyndham Worldwide Corp.	137,748	7,182,181
Wynn Resorts Ltd.	66,878	6,899,803
Yum! Brands, Inc.	402,772	25,664,632
		272,548,161
Household Durables - 0.5%
American Greetings Corp. Class A (d)	30,155	433,930
Bassett Furniture Industries, Inc.	1,947	23,539
Beazer Homes USA, Inc. (a)(d)	105,030	308,788
Blyth, Inc. (d)	16,038	678,728
Brookfield Residential Properties, Inc. (a)	26,060	369,270
Cavco Industries, Inc. (a)(d)	9,813	449,435
Cobra Electronics Corp. (a)	1,032	4,943
CSS Industries, Inc.	16,118	321,876
D.R. Horton, Inc.	238,199	4,523,399
Dixie Group, Inc. (a)	2,977	10,181
Emerson Radio Corp. (a)	23,724	48,634
Ethan Allen Interiors, Inc.	19,507	430,715
Flexsteel Industries, Inc.	2,547	49,972
Furniture Brands International, Inc. (a)(d)	57,083	57,654
Garmin Ltd. (d)	105,419	4,253,657
Harman International Industries, Inc.	71,938	3,311,306
Helen of Troy Ltd. (a)(d)	25,644	806,247
Hooker Furniture Corp.	13,495	153,168
Hovnanian Enterprises, Inc. Class A (a)(d)	261,523	763,647
iRobot Corp. (a)	21,633	544,935
Jarden Corp.	66,002	3,189,877
KB Home (d)	56,985	629,114
Kid Brands, Inc. (a)	16,651	15,818
Koss Corp.	2,669	13,238
La-Z-Boy, Inc. (a)	34,909	481,744
Leggett & Platt, Inc.	108,396	2,573,321
Lennar Corp. Class A (d)	131,908	4,277,776
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Libbey, Inc. (a)(d)	16,641	$ 244,456
Lifetime Brands, Inc.	2,385	26,140
M.D.C. Holdings, Inc. (d)	26,306	912,292
M/I Homes, Inc. (a)(d)	24,871	480,010
Meritage Homes Corp. (a)(d)	46,552	1,734,993
Mohawk Industries, Inc. (a)	44,563	3,210,764
Newell Rubbermaid, Inc.	245,601	4,403,626
NVR, Inc. (a)	4,152	3,438,603
PulteGroup, Inc. (a)	275,889	3,774,162
Ryland Group, Inc. (d)	32,303	866,043
Sealy Corp., Inc. (a)(d)	70,121	112,194
Skullcandy, Inc. (a)(d)	12,653	194,097
Skyline Corp.	21,741	102,835
Standard Pacific Corp. (a)(d)	98,412	659,360
Stanley Furniture Co., Inc. (a)	5,699	26,956
Tempur-Pedic International, Inc. (a)(d)	67,472	2,107,825
Toll Brothers, Inc. (a)(d)	109,727	3,590,267
Tupperware Brands Corp.	43,005	2,299,907
Universal Electronics, Inc. (a)(d)	14,332	218,850
Whirlpool Corp.	63,967	4,826,950
Zagg, Inc. (a)	21,268	160,148
		62,115,390
Internet & Catalog Retail - 0.9%
1-800-FLOWERS.com, Inc. Class A (a)	24,206	87,021
Amazon.com, Inc. (a)	308,697	76,627,856
Blue Nile, Inc. (a)(d)	11,337	424,231
dELiA*s, Inc. (a)	2,977	4,019
Expedia, Inc.	83,131	4,269,608
Gaiam, Inc. Class A (a)(d)	12,609	43,753
Geeknet, Inc. (a)	2,810	50,580
Groupon, Inc. Class A (a)(d)	270,332	1,121,878
Hollywood Media Corp. (a)	1,032	1,300
HomeAway, Inc. (a)(d)	22,951	543,021
HSN, Inc.	33,708	1,517,871
Kayak Software Corp. (d)	3,291	89,844
Liberty Media Corp. Interactive Series A (a)	513,952	9,374,484
Netflix, Inc. (a)(d)	46,920	2,802,062
NutriSystem, Inc.	26,922	276,758
Orbitz Worldwide, Inc. (a)	31,286	88,852
Overstock.com, Inc. (a)(d)	14,467	126,586
PetMed Express, Inc. (d)	32,292	331,962
Priceline.com, Inc. (a)	43,373	26,222,015
Shutterfly, Inc. (a)(d)	25,110	747,023
TripAdvisor, Inc.	84,616	2,829,559
U.S. Auto Parts Network, Inc. (a)(d)	5,048	14,892
ValueVision Media, Inc. Class A (a)	18,644	35,424
Vitacost.com, Inc. (a)(d)	15,384	96,919
		127,727,518

	Shares	Value
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc. (a)(d)	18,718	$ 809,741
Black Diamond, Inc. (a)	20,004	193,239
Brunswick Corp. (d)	68,451	1,621,604
Callaway Golf Co.	77,147	443,595
Hasbro, Inc. (d)	89,026	3,339,365
JAKKS Pacific, Inc. (d)	19,661	327,159
Johnson Outdoors, Inc. Class A (a)	3,505	71,116
Leapfrog Enterprises, Inc. Class A (a)(d)	33,741	365,752
Marine Products Corp.	11,741	68,920
Mattel, Inc.	298,569	10,491,715
Meade Instruments Corp. (a)	112	386
Nautilus, Inc. (a)	5,159	12,175
Polaris Industries, Inc.	56,100	4,218,159
Smith & Wesson Holding Corp. (a)	91,237	733,545
Steinway Musical Instruments, Inc. (a)	4,620	115,038
Sturm, Ruger & Co., Inc. (d)	24,417	1,057,256
Summer Infant, Inc. (a)(d)	32,605	86,729
		23,955,494
Media - 3.3%
A.H. Belo Corp. Class A	22,177	106,450
AMC Networks, Inc. Class A (a)	47,269	1,859,562
Arbitron, Inc.	37,846	1,331,044
Ballantyne of Omaha, Inc. (a)	17,964	77,066
Belo Corp. Series A	87,121	635,983
Cablevision Systems Corp. - NY Group Class A	252,827	3,779,764
Carmike Cinemas, Inc. (a)	21,753	250,160
CBS Corp. Class B	541,798	19,688,939
Charter Communications, Inc. Class A (a)	31,792	2,473,418
Cinemark Holdings, Inc.	79,620	1,864,700
Clear Channel Outdoor Holding, Inc. Class A	41,131	215,938
Comcast Corp. Class A	2,354,688	78,952,689
Crown Media Holdings, Inc. Class A (a)(d)	24,979	42,964
Cumulus Media, Inc. Class A (a)(d)	68,791	190,551
Dex One Corp. (a)	62,269	108,348
Digital Cinema Destinations Co.	1,935	10,275
Digital Domain Media Group, Inc. (d)	2,000	4,140
Digital Generation, Inc. (a)(d)	26,444	294,851
DIRECTV (a)	569,923	29,687,289
Discovery Communications, Inc. (a)(d)	222,440	12,198,610
DISH Network Corp. Class A	174,390	5,578,736
DreamWorks Animation SKG, Inc. Class A (a)(d)	70,761	1,200,814
E.W. Scripps Co. Class A (a)	24,274	251,721
Emmis Communications Corp. Class A (a)	7,973	19,933
Entercom Communications Corp. Class A (a)(d)	21,235	134,418
Entravision Communication Corp. Class A (d)	63,982	72,939
Fisher Communications, Inc. (d)	2,670	95,212
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Gannett Co., Inc.	189,143	$ 2,886,322
Gray Television, Inc. (a)	7,475	13,829
Harris Interactive, Inc. (a)	5,389	6,359
Harte-Hanks, Inc.	45,482	316,555
Insignia Systems, Inc. (a)	5,038	8,413
Interpublic Group of Companies, Inc.	371,287	3,950,494
John Wiley & Sons, Inc. Class A	46,973	2,317,648
Journal Communications, Inc. Class A (a)(d)	23,068	123,644
Lamar Advertising Co. Class A (a)(d)	69,336	2,296,408
Liberty Global, Inc. Class A (a)	233,612	12,911,735
Liberty Media Corp.:
Capital Series A (a)	99,109	10,335,087
rights (a)	8,565	0
Series A (a)	25,697	1,181,805
LIN TV Corp. Class A (a)	36,007	145,828
Live Nation Entertainment, Inc. (a)(d)	134,515	1,146,068
LodgeNet Entertainment Corp. (a)(d)	35,253	12,691
Martha Stewart Living Omnimedia, Inc. Class A (d)	39,255	116,195
McGraw-Hill Companies, Inc.	237,575	12,163,840
Media General, Inc. Class A (a)(d)	21,745	104,376
Meredith Corp. (d)	34,788	1,132,697
Morningstar, Inc.	22,995	1,366,133
National CineMedia, Inc.	40,280	584,060
Navarre Corp. (a)	5,954	8,157
New Frontier Media, Inc. (a)	5,133	7,597
News Corp. Class A	1,900,000	44,441,000
Nexstar Broadcasting Group, Inc. Class A (a)	2,664	23,070
Omnicom Group, Inc.	239,102	12,282,670
Outdoor Channel Holdings, Inc.	3,578	24,974
Pandora Media, Inc. (a)(d)	49,891	598,193
Radio One, Inc. Class D (non-vtg.) (a)(d)	32,336	26,677
ReachLocal, Inc. (a)	5,194	65,289
Regal Entertainment Group Class A	55,158	766,696
Rentrak Corp. (a)	4,521	78,891
Saga Communications, Inc. Class A (a)	201	8,201
Salem Communications Corp. Class A	1,732	8,608
Scholastic Corp.	17,229	526,346
Scripps Networks Interactive, Inc. Class A	74,175	4,383,743
Sinclair Broadcast Group, Inc. Class A	37,417	432,541
Sirius XM Radio, Inc. (a)(d)	3,237,203	8,190,124
Spanish Broadcasting System, Inc. Class A (a)	698	2,310
SuperMedia, Inc. (a)(d)	19,383	71,717
The Madison Square Garden Co. Class A (a)	48,198	2,034,438
The McClatchy Co. Class A (a)(d)	49,260	76,846
The New York Times Co. Class A (a)(d)	86,508	795,009
The Walt Disney Co.	1,456,178	72,037,126
Time Warner Cable, Inc.	270,271	24,005,470

	Shares	Value
Time Warner, Inc.	850,000	$ 35,317,500
Valassis Communications, Inc. (a)(d)	33,863	848,945
Viacom, Inc. Class B (non-vtg.)	435,870	21,797,859
Virgin Media, Inc.	267,613	7,378,090
Washington Post Co. Class B (d)	3,968	1,398,720
World Wrestling Entertainment, Inc. Class A	44,310	393,473
		452,276,981
Multiline Retail - 0.8%
Big Lots, Inc. (a)(d)	53,063	1,615,238
Dillard's, Inc. Class A (d)	32,687	2,454,140
Dollar General Corp. (a)	193,177	9,865,549
Dollar Tree, Inc. (a)	221,972	10,692,391
Family Dollar Stores, Inc.	100,910	6,421,912
Fred's, Inc. Class A	41,012	546,690
Gordmans Stores, Inc. (a)	10,233	179,896
JCPenney Co., Inc. (d)	127,299	3,319,958
Kohl's Corp.	200,844	10,484,057
Macy's, Inc.	353,959	14,268,087
Nordstrom, Inc.	132,194	7,644,779
Saks, Inc. (a)(d)	100,086	1,176,011
Sears Holdings Corp. (a)(d)	37,834	1,995,744
Target Corp.	518,478	33,229,255
The Bon-Ton Stores, Inc. (d)	35,903	376,622
Tuesday Morning Corp. (a)	26,882	150,270
		104,420,599
Specialty Retail - 2.4%
Aarons, Inc. Class A	69,026	2,061,807
Abercrombie & Fitch Co. Class A	96,410	3,469,796
Advance Auto Parts, Inc. (d)	61,737	4,390,735
Aeropostale, Inc. (a)	70,783	986,007
America's Car Mart, Inc. (a)	10,422	475,347
American Eagle Outfitters, Inc. (d)	183,756	4,086,733
ANN, Inc. (a)	46,918	1,669,342
Asbury Automotive Group, Inc. (a)(d)	22,455	621,779
Ascena Retail Group, Inc. (a)	98,186	1,944,083
AutoNation, Inc. (a)(d)	53,370	2,145,474
AutoZone, Inc. (a)	27,692	10,014,535
Barnes & Noble, Inc. (a)(d)	41,457	496,240
bebe Stores, Inc.	66,951	363,544
Bed Bath & Beyond, Inc. (a)(d)	201,404	13,528,307
Best Buy Co., Inc.	235,565	4,178,923
Big 5 Sporting Goods Corp.	16,237	138,339
Body Central Corp. (a)	23,522	206,523
Books-A-Million, Inc. (a)(d)	4,414	11,609
Brown Shoe Co., Inc.	39,452	592,175
Build-A-Bear Workshop, Inc. (a)(d)	4,049	17,208
Cabela's, Inc. Class A (a)(d)	38,825	1,863,988
Cache, Inc. (a)	2,880	9,734
CarMax, Inc. (a)(d)	185,600	5,677,504
Casual Male Retail Group, Inc. (a)(d)	42,389	174,643
Chico's FAS, Inc.	136,588	2,586,977
Christopher & Banks Corp.	18,173	44,706
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Citi Trends, Inc. (a)	14,433	$ 167,639
Coldwater Creek, Inc. (a)	52,942	30,177
Collective Brands, Inc. (a)(d)	44,911	971,874
Conn's, Inc. (a)	7,800	180,648
Destination Maternity Corp.	9,860	180,931
Dick's Sporting Goods, Inc.	70,000	3,483,200
DSW, Inc. Class A	22,246	1,435,312
Express, Inc. (a)	55,952	873,411
Finish Line, Inc. Class A	36,835	845,732
Five Below, Inc. (d)	9,429	303,048
Foot Locker, Inc.	123,318	4,263,103
Francescas Holdings Corp. (a)	49,606	1,752,580
GameStop Corp. Class A (d)	106,346	2,029,082
Gap, Inc.	292,068	10,461,876
Genesco, Inc. (a)(d)	19,944	1,409,044
GNC Holdings, Inc.	62,217	2,417,130
Group 1 Automotive, Inc.	17,193	945,787
Guess?, Inc.	49,289	1,284,471
Haverty Furniture Companies, Inc.	22,550	294,954
hhgregg, Inc. (a)(d)	15,184	107,655
Hibbett Sports, Inc. (a)(d)	22,731	1,319,307
Home Depot, Inc.	1,345,709	76,368,986
Hot Topic, Inc. (d)	51,429	486,004
Jos. A. Bank Clothiers, Inc. (a)(d)	18,868	908,872
Kirkland's, Inc. (a)	10,699	103,780
Limited Brands, Inc.	212,274	10,316,516
Lithia Motors, Inc. Class A (sub. vtg.)	20,666	603,654
Lowe's Companies, Inc.	1,054,726	30,038,596
Lumber Liquidators Holdings, Inc. (a)(d)	21,619	1,008,743
MarineMax, Inc. (a)(d)	10,125	73,001
Mattress Firm Holding Corp. (d)	7,207	231,993
Monro Muffler Brake, Inc.	28,456	963,236
New York & Co., Inc. (a)	19,427	72,463
O'Reilly Automotive, Inc. (a)	111,111	9,438,879
Office Depot, Inc. (a)(d)	201,295	307,981
OfficeMax, Inc. (d)	139,141	808,409
Pacific Sunwear of California, Inc. (a)(d)	60,120	146,693
Penske Automotive Group, Inc.	33,321	887,671
Perfumania Holdings, Inc. (a)	876	7,245
PetSmart, Inc.	105,988	7,516,669
Pier 1 Imports, Inc. (d)	84,654	1,564,406
RadioShack Corp. (d)	82,121	199,554
Rent-A-Center, Inc.	45,857	1,617,835
Ross Stores, Inc.	193,065	13,358,167
rue21, Inc. (a)(d)	10,092	285,705
Sally Beauty Holdings, Inc. (a)	128,102	3,522,805
Select Comfort Corp. (a)	50,428	1,440,728
Shoe Carnival, Inc.	8,791	193,402
Signet Jewelers Ltd.	71,742	3,290,088
Sonic Automotive, Inc. Class A (sub. vtg.)	32,657	583,581
Stage Stores, Inc.	23,252	498,058

	Shares	Value
Staples, Inc. (d)	598,687	$ 6,537,662
Stein Mart, Inc. (a)	16,975	153,454
Systemax, Inc. (a)(d)	6,560	76,424
Teavana Holdings, Inc. (a)	5,562	61,182
The Buckle, Inc. (d)	18,518	843,310
The Cato Corp. Class A (sub. vtg.)	30,985	910,029
The Children's Place Retail Stores, Inc. (a)	18,479	1,052,194
The Men's Wearhouse, Inc.	67,855	2,144,218
The Pep Boys - Manny, Moe & Jack (d)	127,595	1,147,079
Tiffany & Co., Inc. (d)	117,916	7,304,896
Tilly's, Inc. (a)	6,806	124,822
TJX Companies, Inc.	659,685	30,206,976
Tractor Supply Co. (d)	60,719	5,797,450
Trans World Entertainment Corp. (a)	2,977	9,824
Ulta Salon, Cosmetics & Fragrance, Inc.	46,434	4,364,796
Urban Outfitters, Inc. (a)(d)	92,367	3,467,457
Vitamin Shoppe, Inc. (a)(d)	21,941	1,176,257
West Marine, Inc. (a)	3,285	34,164
Wet Seal, Inc. Class A (a)	66,930	194,097
Williams-Sonoma, Inc.	84,343	3,459,750
Winmark Corp.	391	19,315
Zale Corp. (a)(d)	22,527	124,349
Zumiez, Inc. (a)	17,893	522,297
		333,088,741
Textiles, Apparel & Luxury Goods - 0.8%
American Apparel, Inc. (a)(d)	29,392	31,156
Carter's, Inc. (a)	39,536	2,202,551
Cherokee, Inc.	20,319	267,195
Coach, Inc.	249,501	14,503,493
Columbia Sportswear Co.	17,213	900,068
Crocs, Inc. (a)(d)	69,757	1,220,050
Culp, Inc.	7,038	74,884
Deckers Outdoor Corp. (a)	36,096	1,787,474
Delta Apparel, Inc. (a)(d)	1,905	26,994
Fifth & Pacific Companies, Inc. (a)	79,525	1,053,706
Fossil, Inc. (a)	44,521	3,782,059
G-III Apparel Group Ltd. (a)(d)	11,669	370,374
Hallwood Group, Inc. (a)	605	5,445
Hanesbrands, Inc. (a)(d)	80,441	2,608,702
Iconix Brand Group, Inc. (a)(d)	61,164	1,143,767
Joe's Jeans, Inc. (a)	32,503	37,378
K-Swiss, Inc. Class A (a)(d)	23,242	65,775
Kenneth Cole Productions, Inc. Class A (sub. vtg.) (a)	13,384	203,035
Maidenform Brands, Inc. (a)	18,000	399,420
Michael Kors Holdings Ltd.	41,224	2,224,035
Movado Group, Inc.	12,323	433,277
NIKE, Inc. Class B	326,126	31,751,627
Oxford Industries, Inc.	8,687	473,702
Perry Ellis International, Inc. (a)(d)	7,954	164,011
PVH Corp.	55,210	5,184,219
Quiksilver, Inc. (a)	80,002	250,406
R.G. Barry Corp.	3,640	52,198
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Ralph Lauren Corp.	51,225	$ 8,126,846
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	32,235	698,532
Steven Madden Ltd. (a)(d)	32,649	1,401,295
Superior Uniform Group, Inc.	859	9,999
The Jones Group, Inc.	62,712	794,561
True Religion Apparel, Inc.	28,057	650,642
Tumi Holdings, Inc. (d)	16,160	340,330
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	64,981	3,782,544
Unifi, Inc. (a)	18,843	208,780
Vera Bradley, Inc. (a)(d)	16,362	347,365
VF Corp.	79,426	12,126,762
Warnaco Group, Inc. (a)	50,511	2,597,276
Wolverine World Wide, Inc. (d)	39,176	1,842,447
		104,144,380
TOTAL CONSUMER DISCRETIONARY		1,620,057,429
CONSUMER STAPLES - 9.6%
Beverages - 2.1%
Beam, Inc.	144,501	8,433,078
Boston Beer Co., Inc. Class A (a)(d)	7,731	796,525
Brown-Forman Corp. Class B (non-vtg.)	139,755	8,958,296
Central European Distribution Corp. (a)(d)	104,154	284,340
Coca-Cola Bottling Co. CONSOLIDATED	3,094	212,372
Coca-Cola Enterprises, Inc.	270,815	7,997,167
Constellation Brands, Inc. Class A (sub. vtg.) (a)	160,834	5,297,872
Craft Brew Alliance, Inc. (a)	5,908	46,969
Dr Pepper Snapple Group, Inc.	184,807	8,281,202
Jones Soda Co. (a)(d)	15,000	4,950
MGP Ingredients, Inc.	4,299	14,101
Molson Coors Brewing Co. Class B	130,966	5,833,226
Monster Beverage Corp. (a)	131,364	7,741,281
National Beverage Corp. (a)	7,694	114,487
PepsiCo, Inc.	1,362,492	98,685,296
Primo Water Corp. (a)(d)	8,907	10,688
The Coca-Cola Co.	3,668,177	137,189,820
		289,901,670
Food & Staples Retailing - 2.1%
Andersons, Inc. (d)	16,533	664,131
Arden Group, Inc. Class A	86	7,762
Casey's General Stores, Inc.	29,353	1,659,912
Chefs' Warehouse Holdings (a)	6,997	107,544
Costco Wholesale Corp.	379,310	37,123,070
Crumbs Bake Shop, Inc. (a)(d)	5,760	15,610
CVS Caremark Corp. (d)	1,119,317	50,984,889
Fresh Market, Inc. (a)	25,589	1,476,997

	Shares	Value
Harris Teeter Supermarkets, Inc.	38,175	$ 1,491,497
Ingles Markets, Inc. Class A	19,385	309,578
Kroger Co.	476,839	10,623,973
Nash-Finch Co.	11,468	225,805
Natural Grocers by Vitamin Cottage, Inc. (d)	6,984	150,016
Pizza Inn Holdings, Inc. (a)(d)	9,079	31,232
PriceSmart, Inc. (d)	17,002	1,243,526
Rite Aid Corp. (a)	488,242	581,008
Roundy's, Inc. (d)	8,260	61,867
Safeway, Inc. (d)	265,495	4,154,997
Spartan Stores, Inc.	24,920	381,525
SUPERVALU, Inc. (d)	144,357	343,570
Susser Holdings Corp. (a)	14,504	493,426
Sysco Corp. (d)	529,521	16,044,486
The Pantry, Inc. (a)	24,320	340,966
United Natural Foods, Inc. (a)(d)	43,201	2,483,193
Village Super Market, Inc. Class A	3,352	111,722
Wal-Mart Stores, Inc.	1,530,534	111,116,768
Walgreen Co.	755,123	27,003,198
Weis Markets, Inc.	8,067	340,024
Whole Foods Market, Inc.	139,343	13,481,435
		283,053,727
Food Products - 1.7%
Alico, Inc.	172	5,440
Annie's, Inc. (d)	2,186	90,828
Archer Daniels Midland Co. (d)	516,791	13,824,159
B&G Foods, Inc. Class A	31,304	916,268
Bridgford Foods Corp. (a)	344	2,587
Bunge Ltd.	126,899	8,077,121
Cal-Maine Foods, Inc. (d)	14,807	594,945
Calavo Growers, Inc. (d)	8,788	232,355
Campbell Soup Co. (d)	184,577	6,486,036
Chiquita Brands International, Inc. (a)(d)	30,757	184,542
Coffee Holding Co., Inc.	3,401	20,916
ConAgra Foods, Inc.	341,953	8,586,440
Darling International, Inc. (a)(d)	97,539	1,621,098
Dean Foods Co. (a)	158,855	2,608,399
Diamond Foods, Inc. (d)	18,346	360,866
Dole Food Co., Inc. (a)(d)	28,149	362,559
Farmer Brothers Co. (a)	3,100	29,233
Flowers Foods, Inc.	120,921	2,497,019
Fresh Del Monte Produce, Inc.	38,697	955,816
General Mills, Inc.	522,786	20,561,173
Green Mountain Coffee Roasters, Inc. (a)(d)	100,880	2,452,393
H.J. Heinz Co.	287,153	16,000,165
Hain Celestial Group, Inc. (a)(d)	37,478	2,585,607
Hillshire Brands Co.	99,447	2,592,583
Hormel Foods Corp. (d)	148,701	4,270,693
Ingredion, Inc.	69,989	3,767,508
J&J Snack Foods Corp.	10,285	587,274
John B. Sanfilippo & Son, Inc. (a)	4,594	71,161
Kellogg Co.	207,553	10,512,559
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc. Class A	1,533,716	$ 63,695,225
Lancaster Colony Corp.	17,892	1,296,096
McCormick & Co., Inc. (non-vtg.)	124,088	7,623,967
Mead Johnson Nutrition Co. Class A	175,319	12,856,142
Omega Protein Corp. (a)	32,056	231,444
Pilgrims Pride Corp.	40,053	213,082
Post Holdings, Inc. (a)	21,935	654,760
Ralcorp Holdings, Inc. (a)	47,024	3,336,823
Sanderson Farms, Inc. (d)	16,208	713,476
Seneca Foods Corp. Class A (a)	7,029	201,100
Smart Balance, Inc. (a)	45,561	528,052
Smithfield Foods, Inc. (a)	121,954	2,356,151
Snyders-Lance, Inc.	50,907	1,190,715
The Hershey Co.	144,101	10,349,334
The J.M. Smucker Co. (d)	97,554	8,289,163
Tootsie Roll Industries, Inc. (d)	29,529	749,151
TreeHouse Foods, Inc. (a)(d)	29,752	1,545,616
Tyson Foods, Inc. Class A	246,490	3,860,033
		230,548,073
Household Products - 1.8%
Central Garden & Pet Co. Class A (non-vtg.) (a)	34,714	409,625
Church & Dwight Co., Inc.	119,008	6,514,498
Clorox Co.	108,738	7,910,690
Colgate-Palmolive Co.	391,658	41,637,162
Energizer Holdings, Inc.	57,715	3,976,564
Harbinger Group, Inc. (a)	9,831	82,187
Kimberly-Clark Corp.	340,304	28,449,414
Oil-Dri Corp. of America	644	14,748
Orchids Paper Products Co.	2,087	37,399
Procter & Gamble Co.	2,404,619	161,566,351
Spectrum Brands Holdings, Inc.	17,958	661,393
WD-40 Co.	17,410	849,782
		252,109,813
Personal Products - 0.2%
Avon Products, Inc.	410,247	6,338,316
Cyanotech Corp. (a)	2,300	13,432
Elizabeth Arden, Inc. (a)(d)	22,677	1,055,388
Estee Lauder Companies, Inc. Class A (d)	199,942	11,986,523
Herbalife Ltd. (d)	99,016	4,791,384
Inter Parfums, Inc.	14,485	240,451
Mannatech, Inc. (a)	599	3,678
MediFast, Inc. (a)	10,225	285,175
Nature's Sunshine Products, Inc.	2,859	45,086
Nu Skin Enterprises, Inc. Class A	53,831	2,233,448
Nutraceutical International Corp. (a)	4,799	73,425
Prestige Brands Holdings, Inc. (a)(d)	44,548	715,441
Revlon, Inc. (a)	13,966	185,329
Schiff Nutrition International, Inc. (a)(d)	11,821	227,909

	Shares	Value
The Female Health Co.	4,862	$ 32,819
USANA Health Sciences, Inc. (a)(d)	12,622	572,408
		28,800,212
Tobacco - 1.7%
Alliance One International, Inc. (a)(d)	89,449	259,402
Altria Group, Inc.	1,782,428	60,531,255
Lorillard, Inc.	112,003	14,057,497
Philip Morris International, Inc.	1,509,538	134,801,743
Reynolds American, Inc.	311,872	14,377,299
Star Scientific, Inc. (a)(d)	92,291	347,014
Universal Corp. (d)	28,408	1,347,391
Vector Group Ltd. (d)	25,200	428,652
		226,150,253
TOTAL CONSUMER STAPLES		1,310,563,748
ENERGY - 10.1%
Energy Equipment & Services - 1.9%
Atwood Oceanics, Inc. (a)(d)	74,378	3,442,214
Baker Hughes, Inc.	381,760	17,408,256
Basic Energy Services, Inc. (a)(d)	31,153	345,798
Bolt Technology Corp.	7,172	103,062
Bristow Group, Inc.	35,526	1,665,814
C&J Energy Services, Inc. (a)(d)	34,039	685,205
Cal Dive International, Inc. (a)(d)	78,352	116,744
Cameron International Corp. (a)	210,000	11,489,100
Carbo Ceramics, Inc. (d)	16,331	1,149,376
Dawson Geophysical Co. (a)	7,871	167,416
Diamond Offshore Drilling, Inc.	67,074	4,495,299
Dresser-Rand Group, Inc. (a)(d)	61,261	3,101,032
Dril-Quip, Inc. (a)(d)	28,922	2,025,697
ENGlobal Corp. (a)	5,637	3,946
Exterran Holdings, Inc. (a)	51,054	938,883
FMC Technologies, Inc. (a)(d)	211,230	9,894,013
Forbes Energy Services Ltd. (a)	500	1,850
Forum Energy Technologies, Inc.	11,487	271,897
Geokinetics, Inc. (a)	3,794	646
Global Geophysical Services, Inc. (a)	18,062	82,905
Gulf Island Fabrication, Inc.	10,744	279,559
Gulfmark Offshore, Inc. Class A (a)	20,706	726,366
Halliburton Co.	803,327	26,316,993
Helix Energy Solutions Group, Inc. (a)(d)	81,255	1,431,713
Helmerich & Payne, Inc.	83,157	3,795,285
Hercules Offshore, Inc. (a)	189,533	778,981
Hornbeck Offshore Services, Inc. (a)(d)	24,578	954,610
ION Geophysical Corp. (a)(d)	95,187	621,571
Key Energy Services, Inc. (a)(d)	120,415	952,483
Lufkin Industries, Inc.	26,397	1,383,731
Matrix Service Co. (a)	19,340	225,504
McDermott International, Inc. (a)	195,942	2,182,794
Mitcham Industries, Inc. (a)(d)	23,287	356,291
Nabors Industries Ltd. (a)	230,041	3,397,706
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
National Oilwell Varco, Inc.	371,052	$ 29,238,898
Natural Gas Services Group, Inc. (a)	21,602	297,892
Newpark Resources, Inc. (a)(d)	85,435	587,793
Noble Corp.	237,885	9,072,934
Oceaneering International, Inc.	89,475	4,790,492
Oil States International, Inc. (a)	42,406	3,317,845
OYO Geospace Corp. (a)(d)	6,500	595,335
Parker Drilling Co. (a)	122,844	508,574
Patterson-UTI Energy, Inc.	122,546	1,861,474
PHI, Inc. (non-vtg.) (a)(d)	18,377	506,286
Pioneer Energy Services Corp. (a)(d)	46,756	360,021
RigNet, Inc. (a)	15,376	273,078
Rowan Companies PLC (a)	100,922	3,550,436
RPC, Inc. (d)	65,463	801,922
Schlumberger Ltd.	1,168,907	84,605,489
SEACOR Holdings, Inc. (a)	20,388	1,753,572
Superior Energy Services, Inc. (a)	127,758	2,653,534
Tesco Corp. (a)	25,016	254,163
TETRA Technologies, Inc. (a)(d)	50,020	320,628
TGC Industries, Inc.	12,062	73,578
Tidewater, Inc.	43,850	2,079,806
Union Drilling, Inc. (a)(d)	22,880	97,698
Unit Corp. (a)	41,417	1,647,568
Weatherford International Ltd. (a)(d)	651,483	7,661,440
Willbros Group, Inc. (a)	33,113	162,254
		257,865,450
Oil, Gas & Consumable Fuels - 8.2%
Abraxas Petroleum Corp. (a)	126,005	255,790
Adams Resources & Energy, Inc.	1,804	63,320
Alon USA Energy, Inc.	9,432	129,030
Alpha Natural Resources, Inc. (a)	179,504	1,066,254
Amyris, Inc. (a)(d)	41,172	128,457
Anadarko Petroleum Corp.	436,141	30,211,487
Apache Corp.	342,473	29,367,060
APCO Oil and Gas International, Inc.	5,546	89,291
Approach Resources, Inc. (a)	13,537	389,053
Arch Coal, Inc.	174,273	1,064,808
Barnwell Industries, Inc. (a)	2,847	8,740
Berry Petroleum Co. Class A (d)	38,847	1,431,123
Bill Barrett Corp. (a)(d)	29,806	653,646
Bonanza Creek Energy, Inc.	8,119	163,354
BPZ Energy, Inc. (a)(d)	134,116	307,126
Cabot Oil & Gas Corp.	177,906	7,367,087
Callon Petroleum Co. (a)	31,499	174,189
Carrizo Oil & Gas, Inc. (a)(d)	24,378	615,301
Cheniere Energy, Inc. (a)(d)	185,027	2,730,999
Chesapeake Energy Corp.	568,154	10,993,780
Chevron Corp.	1,726,543	193,649,063
Cimarex Energy Co. (d)	71,646	4,098,868
Clayton Williams Energy, Inc. (a)(d)	7,754	372,580
Clean Energy Fuels Corp. (a)(d)	37,770	496,298

	Shares	Value
Cloud Peak Energy, Inc. (a)(d)	54,586	$ 960,168
Cobalt International Energy, Inc. (a)	161,814	3,674,796
Comstock Resources, Inc. (a)(d)	32,496	535,859
Concho Resources, Inc. (a)(d)	88,076	7,903,940
ConocoPhillips	1,104,066	62,699,908
CONSOL Energy, Inc. (d)	196,571	5,936,444
Contango Oil & Gas Co. (a)(d)	16,222	900,808
Continental Resources, Inc. (a)	57,407	4,251,562
CREDO Petroleum Corp. (a)	2,612	37,770
Crimson Exploration, Inc. (a)	12,416	55,624
Crosstex Energy, Inc. (d)	45,920	569,408
CVR Energy, Inc. (a)(d)	13,732	409,488
Delek US Holdings, Inc.	36,764	965,423
Denbury Resources, Inc. (a)	326,466	5,056,958
Devon Energy Corp.	328,357	18,988,885
DHT Holdings, Inc.	4,997	27,633
Double Eagle Petroleum Co. (a)	1,282	5,705
Endeavour International Corp. (a)(d)	33,475	282,864
Energen Corp.	73,288	3,741,352
Energy Partners Ltd. (a)	15,481	266,583
EOG Resources, Inc.	231,290	25,048,707
EQT Corp.	126,418	6,821,515
Evolution Petroleum Corp. (a)	6,950	55,739
EXCO Resources, Inc.	115,116	788,545
Exxon Mobil Corp.	4,094,683	357,465,826
Forest Oil Corp. (a)(d)	81,222	601,855
FX Energy, Inc. (a)(d)	35,252	269,678
Gasco Energy, Inc. (a)	97,844	13,747
Gastar Exploration Ltd. (a)	74,542	119,267
Gevo, Inc. (a)	17,509	61,982
GMX Resources, Inc. (a)(d)	74,770	59,068
Goodrich Petroleum Corp. (a)(d)	33,339	423,405
Green Plains Renewable Energy, Inc. (a)(d)	14,190	65,274
Gulfport Energy Corp. (a)(d)	37,953	998,164
Halcon Resources Corp. (a)	48,622	373,417
Harvest Natural Resources, Inc. (a)(d)	33,266	283,759
Hess Corp.	264,796	13,380,142
HKN, Inc. (a)	104	225
HollyFrontier Corp.	164,291	6,619,284
Houston American Energy Corp. (a)(d)	10,835	9,752
Hyperdynamics Corp. (a)(d)	268,169	187,718
James River Coal Co. (a)(d)	31,067	88,541
Kinder Morgan Holding Co. LLC	412,526	14,756,055
KiOR, Inc. Class A (a)(d)	14,609	111,759
Kodiak Oil & Gas Corp. (a)	378,079	3,380,026
Laredo Petroleum Holdings, Inc.	29,519	642,333
Lucas Energy, Inc. (a)	9,400	15,698
Magellan Petroleum Corp. (a)	35,895	43,433
Magnum Hunter Resources Corp. (d)	135,725	583,618
Magnum Hunter Resources Corp. warrants 10/14/13 (a)(d)	4,197	0
Marathon Oil Corp.	618,053	17,194,234
Marathon Petroleum Corp.	299,496	15,498,918
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Matador Resources Co. (d)	10,890	$ 110,860
McMoRan Exploration Co. (a)(d)	160,744	2,030,197
Midstates Petroleum Co., Inc.	20,651	168,306
Miller Energy Resources, Inc. (a)(d)	24,473	110,618
Murphy Oil Corp. (d)	169,996	8,725,895
Newfield Exploration Co. (a)	113,829	3,714,240
Noble Energy, Inc.	158,479	13,930,304
Northern Oil & Gas, Inc. (a)	45,133	737,473
Oasis Petroleum, Inc. (a)	50,628	1,484,919
Occidental Petroleum Corp.	710,475	60,397,480
Overseas Shipholding Group, Inc. (d)	83,485	501,745
Pacific Ethanol, Inc. (a)(d)	12,492	4,185
Panhandle Royalty Co. Class A	6,335	183,208
PDC Energy, Inc. (a)	25,121	699,117
Peabody Energy Corp.	236,859	5,123,260
Penn Virginia Corp. (d)	41,256	252,074
Petroquest Energy, Inc. (a)(d)	70,948	451,939
Phillips 66	536,226	22,521,492
Pioneer Natural Resources Co.	102,902	10,018,539
Plains Exploration & Production Co. (a)	139,377	5,480,304
QEP Resources, Inc. (d)	148,907	4,272,142
Quicksilver Resources, Inc. (a)(d)	93,566	318,124
Range Resources Corp. (d)	136,167	8,876,727
Recovery Energy, Inc. (a)	5,171	16,806
Renewable Energy Group, Inc.	5,623	29,914
Rentech, Inc. (a)	169,556	373,023
Resolute Energy Corp. (a)	29,689	268,389
Rex American Resources Corp. (a)	3,020	52,548
Rex Energy Corp. (a)	32,188	398,809
Rosetta Resources, Inc. (a)(d)	41,835	1,796,395
Royale Energy, Inc. (a)(d)	5,368	11,971
Sanchez Energy Corp. (d)	7,390	141,001
SandRidge Energy, Inc. (a)(d)	334,445	2,197,304
Saratoga Resources, Inc. (a)(d)	16,554	86,577
SemGroup Corp. Class A (a)	56,834	2,019,880
Ship Finance International Ltd. (NY Shares) (d)	31,210	503,729
SM Energy Co.	62,332	2,943,940
Solazyme, Inc. (a)(d)	23,891	286,453
Southwestern Energy Co. (a)(d)	311,245	9,689,057
Spectra Energy Corp. (d)	568,524	16,066,488
Stone Energy Corp. (a)(d)	34,932	821,950
Sunoco, Inc.	90,108	4,252,197
Swift Energy Co. (a)(d)	28,396	553,438
Synergy Resources Corp. (a)	26,560	74,368
Syntroleum Corp. (a)(d)	150,374	105,262
Targa Resources Corp.	22,682	1,026,814
Teekay Corp.	34,398	1,017,493
Tengasco, Inc. (a)	12,601	8,947
Tesoro Corp.	118,598	4,713,085
Ultra Petroleum Corp. (a)(d)	143,182	2,943,822

	Shares	Value
Uranium Energy Corp. (a)	54,945	$ 140,110
Uranium Resources, Inc. (a)(d)	262,828	118,273
US Energy Corp. (a)	13,579	29,602
USEC, Inc. (a)(d)	83,065	51,500
VAALCO Energy, Inc. (a)(d)	68,248	505,718
Valero Energy Corp. (d)	483,153	15,103,363
Venoco, Inc. (a)(d)	17,373	194,230
Verenium Corp. (a)	522	1,644
Voyager Oil & Gas, Inc. (a)	29,715	36,847
W&T Offshore, Inc.	37,319	644,126
Warren Resources, Inc. (a)(d)	48,923	142,366
Western Refining, Inc.	40,348	1,128,534
Westmoreland Coal Co. (a)(d)	9,150	70,730
Whiting Petroleum Corp. (a)(d)	97,028	4,319,687
Williams Companies, Inc.	537,009	17,329,280
World Fuel Services Corp.	59,334	2,207,818
WPX Energy, Inc.	160,792	2,508,355
ZaZa Energy Corp. (a)(d)	19,430	58,679
Zion Oil & Gas, Inc. (a)(d)	8,166	23,355
		1,116,186,591
TOTAL ENERGY		1,374,052,041
FINANCIALS - 15.7%
Capital Markets - 1.7%
Affiliated Managers Group, Inc. (a)	41,758	4,911,576
Ameriprise Financial, Inc.	193,199	10,608,557
Arlington Asset Investment Corp. (d)	9,211	210,932
Artio Global Investors, Inc. Class A	48,721	151,035
Bank of New York Mellon Corp.	1,054,424	23,766,717
BGC Partners, Inc. Class A	92,324	416,381
BlackRock, Inc. Class A	89,993	15,872,065
Calamos Asset Management, Inc. Class A	22,184	246,908
Charles Schwab Corp.	880,911	11,883,489
CIFI Corp. (a)	3,896	29,337
Cohen & Steers, Inc. (d)	17,375	586,406
Cowen Group, Inc. Class A (a)	80,174	209,254
Diamond Hill Investment Group, Inc.	1,102	80,457
Duff & Phelps Corp. Class A (d)	22,401	296,813
E*TRADE Financial Corp. (a)	196,801	1,686,585
Eaton Vance Corp. (non-vtg.) (d)	83,276	2,255,947
Edelman Financial Group, Inc.	24,098	212,544
Epoch Holding Corp.	13,351	281,172
Evercore Partners, Inc. Class A	15,573	384,653
FBR Capital Markets Corp. (a)	45,886	139,035
Federated Investors, Inc. Class B (non-vtg.) (d)	80,486	1,707,913
Financial Engines, Inc. (a)	31,271	666,072
Franklin Resources, Inc.	129,776	15,235,702
FXCM, Inc. Class A	51,378	450,071
GAMCO Investors, Inc. Class A	6,083	274,343
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
GFI Group, Inc.	69,449	$ 194,457
Gleacher & Co., Inc. (a)	36,175	30,025
Goldman Sachs Group, Inc.	363,507	38,429,960
Greenhill & Co., Inc.	20,317	886,837
HFF, Inc. (a)(d)	24,812	330,000
ICG Group, Inc. (a)	32,808	299,209
Institutional Financial Markets, Inc.	6,881	7,569
INTL FCStone, Inc. (a)(d)	15,053	272,911
Invesco Ltd.	393,763	9,324,308
Investment Technology Group, Inc. (a)	55,680	471,610
Janus Capital Group, Inc. (d)	134,316	1,171,236
Jefferies Group, Inc.	111,540	1,638,523
JMP Group, Inc.	11,989	64,621
KBW, Inc.	24,195	369,942
Knight Capital Group, Inc. Class A (a)	70,305	194,042
Ladenburg Thalmann Financial Services, Inc. (a)	42,620	59,242
Legg Mason, Inc. (d)	154,620	3,800,560
LPL Financial	55,040	1,577,997
Manning & Napier, Inc.	3,941	46,858
Medallion Financial Corp.	4,309	49,080
Morgan Stanley	1,195,806	17,937,090
Northern Trust Corp.	190,824	8,861,867
Oppenheimer Holdings, Inc. Class A (non-vtg.)	6,844	102,112
Penson Worldwide, Inc. (a)(d)	19,665	1,613
Piper Jaffray Companies (a)(d)	20,940	515,333
Raymond James Financial, Inc.	100,886	3,551,187
Safeguard Scientifics, Inc. (a)(d)	26,745	416,152
SEI Investments Co. (d)	114,892	2,498,901
State Street Corp.	429,668	17,874,189
Stifel Financial Corp. (a)(d)	38,055	1,243,637
SWS Group, Inc. (a)	24,189	144,408
T. Rowe Price Group, Inc.	236,667	14,540,820
TD Ameritrade Holding Corp. (d)	195,743	3,349,163
Teton Advisors, Inc. (a)	106	1,299
U.S. Global Investments, Inc. Class A	7,637	39,789
Virtus Investment Partners, Inc. (a)	4,798	410,901
Waddell & Reed Financial, Inc. Class A (d)	70,045	2,073,332
Walter Investment Management Corp.	28,227	790,074
Westwood Holdings Group, Inc.	3,640	133,770
WisdomTree Investments, Inc. (a)	96,770	603,845
		226,872,433
Commercial Banks - 3.2%
1st Source Corp.	8,597	196,270
1st United Bancorp, Inc. (a)	20,464	124,012
Access National Corp.	1,270	17,767
ACNB Corp.	3,789	56,873
Alliance Financial Corp.	5,029	184,413
American National Bankshares, Inc.	2,748	61,280

	Shares	Value
Ameris Bancorp (a)(d)	34,183	$ 405,752
Ames National Corp.	1,209	25,449
Arrow Financial Corp.	15,204	371,586
Associated Banc-Corp.	127,560	1,653,178
BancFirst Corp.	10,611	439,083
Bancorp, Inc., Delaware (a)	16,751	161,982
BancorpSouth, Inc.	61,827	911,330
BancTrust Financial Group, Inc. (a)	4,197	12,171
Bank of Hawaii Corp.	64,151	2,965,701
Bank of Kentucky Financial Corp.	1,699	41,965
Bank of Marin Bancorp	2,794	109,581
Bank of the James Financial Group, Inc. (a)	600	3,198
Bank of the Ozarks, Inc.	37,486	1,203,301
BankUnited, Inc.	40,506	1,022,777
Banner Bank	13,068	315,984
Bar Harbor Bankshares (d)	2,686	96,025
BB&T Corp.	599,553	18,909,902
BBCN Bancorp, Inc. (a)	52,596	658,502
BCB Bancorp, Inc. (d)	2,814	28,844
BOK Financial Corp.	36,579	2,105,853
Boston Private Financial Holdings, Inc.	49,884	473,399
Bridge Bancorp, Inc.	540	10,935
Bridge Capital Holdings (a)	1,107	16,660
Bryn Mawr Bank Corp.	9,420	207,146
BSB Bancorp, Inc.	6,958	88,158
C & F Financial Corp.	573	22,416
Camden National Corp.	1,850	68,302
Capital City Bank Group, Inc.	7,146	63,885
CapitalSource, Inc.	236,039	1,635,750
Cardinal Financial Corp.	11,113	143,913
Cascade Bancorp (a)	4,186	21,851
Cathay General Bancorp	74,072	1,212,559
Center Bancorp, Inc.	6,904	78,982
Centerstate Banks of Florida, Inc.	6,387	52,246
Central Pacific Financial Corp. (a)	21,266	295,597
Century Bancorp, Inc. Class A (non-vtg.)	686	21,547
Chemical Financial Corp.	26,904	617,178
CIT Group, Inc. (a)	177,243	6,692,696
Citizens & Northern Corp.	8,777	168,167
Citizens Republic Bancorp, Inc. (a)	26,148	535,250
City Holding Co.	22,173	756,543
City National Corp. (d)	45,217	2,321,893
CNB Financial Corp., Pennsylvania	7,083	117,365
CoBiz, Inc.	39,972	283,002
Columbia Banking Systems, Inc.	29,815	531,900
Comerica, Inc.	150,887	4,633,740
Commerce Bancshares, Inc.	73,063	2,939,324
Community Bank System, Inc.	29,335	822,553
Community Trust Bancorp, Inc.	13,652	469,492
Cullen/Frost Bankers, Inc.	71,142	3,955,495
CVB Financial Corp.	84,778	1,013,097
Eagle Bancorp, Inc., Maryland (a)	8,538	145,488
East West Bancorp, Inc.	172,545	3,785,637
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Eastern Virginia Bankshares, Inc. (a)	821	$ 3,497
Enterprise Bancorp, Inc.	803	12,720
Enterprise Financial Services Corp.	12,168	150,518
Farmers National Banc Corp.	14,652	89,084
Fidelity Southern Corp. (d)	3,298	29,055
Fifth Third Bancorp	855,912	12,958,508
Financial Institutions, Inc.	12,700	222,250
First Bancorp, North Carolina	9,193	91,286
First Bancorp, Puerto Rico (a)	46,129	176,213
First Busey Corp.	50,381	241,829
First California Financial Group, Inc. (a)	10,516	73,822
First Citizen Bancshares, Inc.	4,653	768,396
First Commonwealth Financial Corp.	74,665	519,668
First Community Bancshares, Inc.	8,561	127,216
First Connecticut Bancorp, Inc.	11,897	155,018
First Financial Bancorp, Ohio	41,951	682,962
First Financial Bankshares, Inc. (d)	43,848	1,525,033
First Financial Corp., Indiana	8,837	269,263
First Financial Service Corp. (a)	2,521	8,824
First Horizon National Corp.	177,392	1,589,432
First Interstate Bancsystem, Inc.	19,621	280,580
First M&F Corp.	2,170	14,778
First Merchants Corp.	25,012	352,169
First Midwest Bancorp, Inc., Delaware	83,782	989,465
First Niagara Financial Group, Inc.	297,749	2,349,240
First of Long Island Corp.	1,768	52,952
First Republic Bank	67,611	2,210,204
First United Corp. (a)	3,018	15,543
FirstMerit Corp.	79,130	1,241,550
FNB Corp., Pennsylvania	105,430	1,154,459
FNB United Corp. (a)(d)	6,555	79,971
Fulton Financial Corp.	148,647	1,446,335
German American Bancorp, Inc. (d)	4,623	106,329
Glacier Bancorp, Inc.	63,024	971,200
Great Southern Bancorp, Inc.	6,815	200,225
Green Bankshares, Inc. (a)	6,941	12,563
Guaranty Bancorp (a)	13,950	27,761
Hampton Roads Bankshares, Inc. (a)(d)	18,252	36,504
Hampton Roads Bankshares, Inc. rights 9/6/12 (a)	18,252	44,133
Hancock Holding Co.	65,414	1,938,871
Hanmi Financial Corp. (a)	26,311	328,624
Hawthorn Bancshares, Inc.	1,439	12,793
Heartland Financial USA, Inc.	6,878	180,135
Heritage Commerce Corp. (a)	14,712	97,246
Heritage Financial Corp., Washington (d)	12,768	178,624
Heritage Oaks Bancorp (a)	3,340	19,038
Home Bancshares, Inc.	25,101	790,933
HomeTrust Bancshares, Inc.	20,129	253,223
Horizon Bancorp Industries	471	12,745
Hudson Valley Holding Corp.	14,551	245,766

	Shares	Value
Huntington Bancshares, Inc.	721,590	$ 4,762,494
IBERIABANK Corp. (d)	22,592	1,059,791
Independent Bank Corp. (a)(d)	1,144	3,089
Independent Bank Corp., Massachusetts (d)	25,945	756,556
International Bancshares Corp.	64,813	1,183,485
Intervest Bancshares Corp. Class A (a)	6,160	22,915
Investors Bancorp, Inc. (a)	53,522	918,973
KeyCorp	879,084	7,410,678
Lakeland Bancorp, Inc.	9,477	96,002
Lakeland Financial Corp.	13,545	359,755
M&T Bank Corp.	113,824	9,891,306
Macatawa Bank Corp. (a)	22,839	69,202
MainSource Financial Group, Inc.	13,271	159,650
MB Financial, Inc.	39,661	809,878
MBT Financial Corp. (a)	1,548	4,489
Merchants Bancshares, Inc.	5,246	146,940
Metro Bancorp, Inc. (a)	11,557	145,040
Metrocorp Bancshares, Inc. (a)(d)	6,201	65,545
Midsouth Bancorp, Inc.	5,240	68,225
National Bankshares, Inc.	5,803	184,245
National Penn Bancshares, Inc. (d)	120,787	1,075,004
NBT Bancorp, Inc.	33,888	712,665
NewBridge Bancorp (a)	7,211	33,964
North Valley Bancorp (a)	849	11,759
Northrim Bancorp, Inc.	2,935	60,461
Old National Bancorp, Indiana	66,861	882,565
Old Second Bancorp, Inc. (a)(d)	18,605	26,791
OmniAmerican Bancorp, Inc. (a)	6,877	151,225
Oriental Financial Group, Inc. (d)	35,695	378,367
Orrstown Financial Services, Inc.	5,669	49,604
Pacific Capital Bancorp NA (a)(d)	19,182	880,837
Pacific Continental Corp.	3,048	27,402
Pacific Mercantile Bancorp (a)	9,641	62,763
Pacific Premier Bancorp, Inc. (a)	35	319
PacWest Bancorp	32,508	756,786
Park National Corp. (d)	10,514	708,118
Park Sterling Corp. (a)	12,670	60,816
Penns Woods Bancorp, Inc.	1,028	40,956
Peoples Bancorp, Inc.	3,334	73,681
Peoples Financial Corp., Mississippi	2,667	28,217
Pinnacle Financial Partners, Inc. (a)(d)	30,086	575,846
PNC Financial Services Group, Inc.	462,162	28,727,990
Popular, Inc. (a)	84,827	1,343,660
Preferred Bank, Los Angeles (a)	1,131	14,579
Premier Financial Bancorp, Inc. (a)	115	1,019
PrivateBancorp, Inc.	92,031	1,500,105
Prosperity Bancshares, Inc. (d)	34,532	1,453,797
Regions Financial Corp.	1,395,082	9,709,771
Renasant Corp.	22,516	411,818
Republic Bancorp, Inc., Kentucky Class A (d)	18,205	410,523
Royal Bancshares of Pennsylvania, Inc. Class A (a)	2,700	5,778
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
S&T Bancorp, Inc.	32,238	$ 559,329
S.Y. Bancorp, Inc.	6,551	153,228
Sandy Spring Bancorp, Inc.	13,803	253,147
SCBT Financial Corp.	10,493	421,924
Seacoast Banking Corp., Florida (a)	25,630	37,676
Shore Bancshares, Inc.	2,958	16,654
Sierra Bancorp (d)	3,618	39,364
Signature Bank (a)	39,428	2,548,232
Simmons First National Corp. Class A	10,951	254,939
Southside Bancshares, Inc. (d)	12,735	279,024
Southwest Bancorp, Inc., Oklahoma (a)	15,446	170,833
State Bank Financial Corp.	26,469	428,798
StellarOne Corp.	11,962	158,497
Sterling Bancorp, New York	27,642	274,485
Sterling Financial Corp., Washington	40,387	856,204
Suffolk Bancorp (a)	15,697	237,653
Sun Bancorp, Inc., New Jersey (a)	48,802	141,526
SunTrust Banks, Inc.	455,264	11,458,995
Susquehanna Bancshares, Inc.	163,794	1,721,475
SVB Financial Group (a)	38,629	2,240,096
Synovus Financial Corp.	1,219,415	2,536,383
Taylor Capital Group, Inc. (a)	9,976	167,996
TCF Financial Corp. (d)	106,955	1,189,340
Texas Capital Bancshares, Inc. (a)(d)	44,486	2,047,246
The First Bancorp, Inc.	2,896	47,581
TIB Financial Corp. (a)	215	2,580
Tompkins Financial Corp. (d)	6,518	253,159
TowneBank (d)	18,594	273,704
Trico Bancshares	12,062	185,272
Trustmark Corp.	93,647	2,218,497
U.S. Bancorp	1,676,518	56,012,466
UMB Financial Corp.	29,731	1,457,711
Umpqua Holdings Corp. (d)	89,344	1,129,308
Union/First Market Bankshares Corp.	16,413	240,943
United Bankshares, Inc., West Virginia	35,646	867,267
United Community Banks, Inc., Georgia (a)	30,818	245,928
Univest Corp. of Pennsylvania	10,023	164,678
Valley National Bancorp	184,448	1,789,146
Virginia Commerce Bancorp, Inc. (a)	37,552	303,796
Washington Banking Co., Oak Harbor	5,615	76,532
Washington Trust Bancorp, Inc.	15,489	383,508
Webster Financial Corp. (d)	53,186	1,131,798
Wellesley Bancorp, Inc.	673	9,772
Wells Fargo & Co.	4,360,240	148,378,967
WesBanco, Inc.	18,333	372,527
West Bancorp., Inc.	1,202	12,188
West Coast Bancorp (a)	10,217	203,523
Westamerica Bancorp.	22,409	1,043,139
Western Alliance Bancorp. (a)(d)	61,889	576,187
Wilshire Bancorp, Inc. (a)(d)	41,540	260,040

	Shares	Value
Wintrust Financial Corp. (d)	26,208	$ 980,441
Zions Bancorporation	148,595	2,860,454
		429,593,098
Consumer Finance - 0.8%
American Express Co.	901,358	52,549,171
Capital One Financial Corp.	509,306	28,791,068
Cash America International, Inc. (d)	23,667	918,753
CompuCredit Holdings Corp. (a)(d)	48,566	294,796
Consumer Portfolio Services, Inc. (a)	2,464	6,530
Credit Acceptance Corp. (a)	7,047	693,848
DFC Global Corp. (a)	43,285	805,967
Discover Financial Services	458,933	17,774,475
EZCORP, Inc. (non-vtg.) Class A (a)	38,333	868,242
First Cash Financial Services, Inc. (a)(d)	20,653	921,537
First Marblehead Corp. (a)(d)	51,880	60,181
Green Dot Corp. Class A (a)	59,909	685,958
Imperial Holdings, Inc. (a)(d)	16,708	63,992
Nelnet, Inc. Class A	22,213	532,001
Netspend Holdings, Inc. (a)(d)	44,711	423,860
SLM Corp.	416,481	6,559,576
World Acceptance Corp. (a)(d)	15,268	1,114,564
		113,064,519
Diversified Financial Services - 2.4%
Bank of America Corp.	9,393,167	75,051,404
CBOE Holdings, Inc.	75,768	2,154,842
Citigroup, Inc.	2,561,129	76,091,143
CME Group, Inc.	280,339	15,390,611
Gain Capital Holdings, Inc.	15,735	70,335
Interactive Brokers Group, Inc.	35,966	497,050
IntercontinentalExchange, Inc. (a)	65,579	8,964,649
JPMorgan Chase & Co.	3,327,074	123,567,528
Leucadia National Corp. (d)	171,685	3,670,625
Life Partners Holdings, Inc.	18,668	29,682
MarketAxess Holdings, Inc.	24,049	783,276
Marlin Business Services Corp.	13,319	220,296
MicroFinancial, Inc.	86	774
Moody's Corp.	174,260	6,900,696
MSCI, Inc. Class A (a)	104,153	3,653,687
NewStar Financial, Inc. (a)(d)	27,065	320,179
NYSE Euronext	235,811	5,907,066
PHH Corp. (a)	45,131	787,536
PICO Holdings, Inc. (a)(d)	18,345	399,554
Resource America, Inc. Class A	2,362	14,975
The NASDAQ Stock Market, Inc.	124,702	2,851,935
Vector Capital Corp. rights (a)	4,280	0
		327,327,843
Insurance - 3.8%
21st Century Holding Co. (a)	1,278	7,055
ACE Ltd.	295,427	21,781,833
AFLAC, Inc.	407,196	18,804,311
Alleghany Corp.	15,066	5,079,502
Allied World Assurance Co. Holdings Ltd.	28,043	2,202,217
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Allstate Corp.	408,915	$ 15,244,351
American Equity Investment Life Holding Co. (d)	51,311	593,155
American Financial Group, Inc.	76,865	2,887,049
American International Group, Inc. (a)	623,568	21,407,089
American National Insurance Co.	11,975	846,513
American Safety Insurance Group Ltd. (a)	2,651	45,677
Amerisafe, Inc. (a)(d)	28,834	724,887
Amtrust Financial Services, Inc. (d)	26,184	682,617
Aon PLC	286,173	14,869,549
Arch Capital Group Ltd. (a)(d)	122,181	4,876,244
Argo Group International Holdings, Ltd.	29,792	880,652
Arthur J. Gallagher & Co.	116,853	4,173,989
Aspen Insurance Holdings Ltd.	52,278	1,520,244
Assurant, Inc.	95,115	3,352,804
Assured Guaranty Ltd.	155,664	2,054,765
Axis Capital Holdings Ltd.	106,761	3,637,347
Baldwin & Lyons, Inc. Class B	5,084	114,492
Berkshire Hathaway, Inc. Class B (a)	1,672,141	141,028,372
Brown & Brown, Inc.	91,189	2,392,799
Cincinnati Financial Corp.	161,273	6,234,814
Citizens, Inc. Class A (a)(d)	17,940	175,274
CNA Financial Corp.	51,802	1,353,068
CNO Financial Group, Inc.	165,388	1,471,953
Crawford & Co. Class B	10,464	46,774
Donegal Group, Inc. Class A (d)	4,528	64,886
Eastern Insurance Holdings, Inc. (d)	901	14,912
eHealth, Inc. (a)	26,343	435,713
EMC Insurance Group	5,816	114,226
Employers Holdings, Inc.	36,335	662,387
Endurance Specialty Holdings Ltd.	33,058	1,249,923
Enstar Group Ltd. (a)(d)	9,122	843,420
Erie Indemnity Co. Class A (d)	24,672	1,573,333
Everest Re Group Ltd.	35,638	3,694,235
FBL Financial Group, Inc. Class A	12,986	430,096
Fidelity National Financial, Inc. Class A	160,871	3,030,810
First Acceptance Corp. (a)	4,055	5,109
First American Financial Corp.	99,791	1,922,973
Flagstone Reinsurance Holdings Ltd.	25,303	216,088
Fortegra Financial Corp. (a)	10,670	85,040
Genworth Financial, Inc. Class A (a)	397,951	2,105,161
Global Indemnity PLC (a)	13,709	276,511
Greenlight Capital Re, Ltd. (a)(d)	17,063	414,290
Hallmark Financial Services, Inc. (a)	10,337	82,593
Hanover Insurance Group, Inc.	48,173	1,719,294
Hartford Financial Services Group, Inc.	368,537	6,607,868
HCC Insurance Holdings, Inc.	77,118	2,551,063
Hilltop Holdings, Inc. (a)(d)	54,392	609,190
Horace Mann Educators Corp.	37,921	666,272
Independence Holding Co. (d)	16,014	163,183
Infinity Property & Casualty Corp.	13,372	750,169

	Shares	Value
Investors Title Co.	1,086	$ 67,929
Kansas City Life Insurance Co.	2,863	101,236
Kemper Corp.	39,717	1,215,340
Lincoln National Corp.	231,248	5,369,579
Loews Corp.	308,435	12,537,883
Maiden Holdings Ltd.	73,970	679,045
Markel Corp. (a)	8,688	3,778,411
Marsh & McLennan Companies, Inc.	459,506	15,701,320
MBIA, Inc. (a)(d)	133,617	1,453,753
Meadowbrook Insurance Group, Inc.	46,791	355,144
Mercury General Corp.	16,938	648,556
MetLife, Inc.	713,807	24,362,233
Montpelier Re Holdings Ltd. (d)	62,043	1,337,647
National Financial Partners Corp. (a)(d)	57,169	842,671
National Interstate Corp.	3,585	89,087
National Western Life Insurance Co. Class A	2,078	287,616
Navigators Group, Inc. (a)(d)	15,156	735,975
Old Republic International Corp.	205,421	1,772,783
OneBeacon Insurance Group Ltd.	20,572	265,585
PartnerRe Ltd.	50,153	3,681,230
Phoenix Companies, Inc. (a)(d)	3,067	94,586
Platinum Underwriters Holdings Ltd.	32,909	1,307,804
Presidential Life Corp.	17,026	237,342
Primerica, Inc.	38,359	1,118,548
Principal Financial Group, Inc.	266,275	7,306,586
ProAssurance Corp.	25,078	2,237,710
Progressive Corp. (d)	507,847	9,918,252
Protective Life Corp.	60,558	1,710,764
Prudential Financial, Inc.	422,116	23,009,543
Reinsurance Group of America, Inc.	67,866	3,986,449
RenaissanceRe Holdings Ltd.	38,496	2,973,816
RLI Corp.	13,036	825,961
Safety Insurance Group, Inc.	14,899	674,776
SeaBright Insurance Holdings, Inc.	38,085	418,173
Selective Insurance Group, Inc.	35,800	641,894
StanCorp Financial Group, Inc. (d)	37,431	1,168,596
State Auto Financial Corp.	6,222	87,419
Stewart Information Services Corp.	21,434	423,750
Symetra Financial Corp.	63,181	772,072
The Chubb Corp.	243,401	17,984,900
The Travelers Companies, Inc.	336,456	21,782,161
Torchmark Corp.	96,240	4,925,563
Tower Group, Inc.	56,423	1,051,725
United Fire Group, Inc.	20,054	443,996
Universal Insurance Holdings, Inc.	15,547	54,415
Unum Group	290,729	5,672,123
Validus Holdings Ltd.	64,750	2,169,773
W.R. Berkley Corp.	93,123	3,480,938
White Mountains Insurance Group Ltd.	5,519	2,871,756
XL Group PLC Class A	291,212	6,732,821
		510,145,376
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 3.5%
Acadia Realty Trust (SBI)	40,453	$ 1,007,280
AG Mortgage Investment Trust, Inc.	18,957	447,385
Agree Realty Corp.	17,794	441,647
Alexanders, Inc.	2,701	1,214,478
Alexandria Real Estate Equities, Inc.	48,539	3,587,032
American Assets Trust, Inc.	30,756	838,409
American Campus Communities, Inc.	76,900	3,585,078
American Capital Agency Corp. (d)	286,398	9,978,106
American Capital Mortgage Investment Corp.	16,842	416,503
American Realty Capital Trust, Inc.	146,000	1,722,800
American Tower Corp.	351,880	24,772,352
Annaly Capital Management, Inc.	866,104	14,992,260
Anworth Mortgage Asset Corp.	251,516	1,725,400
Apartment Investment & Management Co. Class A	129,351	3,425,214
Apollo Commercial Real Estate Finance, Inc.	23,002	402,995
Apollo Residential Mortgage, Inc.	12,502	255,541
Arbor Realty Trust, Inc.	29,871	171,758
Ares Commercial Real Estate Corp.	17,618	296,687
Armour Residential REIT, Inc.	308,495	2,301,373
Ashford Hospitality Trust, Inc.	69,895	578,731
Associated Estates Realty Corp.	41,987	638,622
AvalonBay Communities, Inc.	89,330	12,641,982
BioMed Realty Trust, Inc.	115,007	2,131,080
Boston Properties, Inc.	129,641	14,536,645
Brandywine Realty Trust (SBI)	116,242	1,418,152
BRE Properties, Inc.	63,648	3,177,308
BRT Realty Trust (a)	5,568	34,744
Camden Property Trust (SBI)	63,464	4,406,306
Campus Crest Communities, Inc.	32,807	354,316
Capital Trust, Inc. Class A (a)	19,793	61,358
CapLease, Inc.	46,796	229,300
Capstead Mortgage Corp.	68,354	980,196
CBL & Associates Properties, Inc.	105,320	2,250,688
Cedar Shopping Centers, Inc.	35,947	197,349
Chatham Lodging Trust	14,263	199,825
Chesapeake Lodging Trust	21,838	406,842
Chimera Investment Corp.	1,225,514	3,112,806
Colonial Properties Trust (SBI)	73,570	1,612,654
Colony Financial, Inc.	21,335	409,845
CommonWealth REIT	67,934	1,016,972
Coresite Realty Corp.	15,524	422,098
Corporate Office Properties Trust (SBI)	60,016	1,341,958
Cousins Properties, Inc.	110,370	881,856
Crexus Investment Corp.	50,256	516,632
CubeSmart	77,898	1,004,884
Cys Investments, Inc. (d)	133,902	1,925,511
DCT Industrial Trust, Inc.	159,549	1,008,350
DDR Corp.	287,291	4,372,569

	Shares	Value
DiamondRock Hospitality Co.	161,462	$ 1,553,264
Digital Realty Trust, Inc.	110,501	8,233,430
Douglas Emmett, Inc.	105,413	2,528,858
Duke Realty LP	198,989	2,885,341
DuPont Fabros Technology, Inc. (d)	100,616	2,772,977
EastGroup Properties, Inc.	24,180	1,296,048
Education Realty Trust, Inc.	93,993	1,086,559
Entertainment Properties Trust (SBI)	65,817	3,000,597
Equity Lifestyle Properties, Inc.	37,774	2,597,340
Equity One, Inc.	40,590	860,508
Equity Residential (SBI)	261,168	15,774,547
Essex Property Trust, Inc.	29,583	4,496,024
Excel Trust, Inc.	30,162	354,102
Extra Space Storage, Inc.	78,885	2,690,767
Federal Realty Investment Trust (SBI)	65,716	7,091,414
FelCor Lodging Trust, Inc. (a)	200,216	929,002
First Industrial Realty Trust, Inc. (a)	56,203	725,019
First Potomac Realty Trust	52,713	675,254
Franklin Street Properties Corp.	68,554	762,320
General Growth Properties, Inc.	364,744	7,506,432
Getty Realty Corp. (d)	23,628	423,177
Gladstone Commercial Corp.	10,709	191,584
Glimcher Realty Trust	104,869	1,099,027
Government Properties Income Trust (d)	25,248	570,352
Gramercy Capital Corp. (a)	25,709	68,900
Gyrodyne Co. of America, Inc. (a)	302	33,673
Hatteras Financial Corp.	121,103	3,510,776
HCP, Inc.	368,351	16,892,577
Health Care REIT, Inc.	179,617	10,496,817
Healthcare Realty Trust, Inc.	63,147	1,531,946
Healthcare Trust of America, Inc.	31,815	299,061
Hersha Hospitality Trust (d)	142,012	707,220
Highwoods Properties, Inc. (SBI)	48,585	1,584,357
Home Properties, Inc.	35,000	2,234,750
Hospitality Properties Trust (SBI)	104,935	2,525,785
Host Hotels & Resorts, Inc. (d)	620,903	9,499,816
Hudson Pacific Properties, Inc.	14,404	255,527
Inland Real Estate Corp.	58,987	483,693
Invesco Mortgage Capital, Inc.	96,602	1,979,375
Investors Real Estate Trust	69,850	583,248
iStar Financial, Inc. (a)(d)	71,516	513,485
Kilroy Realty Corp.	54,084	2,553,306
Kimco Realty Corp. (d)	343,109	6,971,975
Kite Realty Group Trust	30,457	156,549
LaSalle Hotel Properties (SBI)	60,809	1,657,045
Lexington Corporate Properties Trust	108,388	1,016,679
Liberty Property Trust (SBI)	90,608	3,341,623
LTC Properties, Inc.	26,907	907,842
Mack-Cali Realty Corp.	78,978	2,108,713
Medical Properties Trust, Inc.	109,056	1,124,367
MFA Financial, Inc.	290,341	2,377,893
Mid-America Apartment Communities, Inc.	32,259	2,193,612
Mission West Properties, Inc.	43,562	392,929
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Monmouth Real Estate Investment Corp. Class A	17,653	$ 197,184
MPG Office Trust, Inc. (a)(d)	149,383	522,841
National Health Investors, Inc.	21,683	1,132,720
National Retail Properties, Inc.	63,779	1,980,976
New York Mortgage Trust, Inc. (d)	27,320	188,235
NorthStar Realty Finance Corp. (d)	108,447	636,584
Omega Healthcare Investors, Inc.	72,226	1,734,869
One Liberty Properties, Inc.	11,261	215,198
Parkway Properties, Inc.	31,704	368,083
Pebblebrook Hotel Trust	35,559	840,259
Pennsylvania Real Estate Investment Trust (SBI)	54,751	860,686
Pennymac Mortgage Investment Trust	24,225	521,807
Piedmont Office Realty Trust, Inc. Class A	148,914	2,527,071
Plum Creek Timber Co., Inc. (d)	155,723	6,373,742
PMC Commercial Trust	8,500	63,155
Post Properties, Inc.	41,888	2,138,382
Potlatch Corp.	27,984	1,009,103
Prologis, Inc.	397,128	13,569,864
PS Business Parks, Inc.	16,465	1,122,419
Public Storage	124,189	18,076,951
RAIT Financial Trust (d)	83,839	394,043
Ramco-Gershenson Properties Trust (SBI)	36,987	479,352
Rayonier, Inc.	96,578	4,731,356
Realty Income Corp.	115,752	4,876,632
Redwood Trust, Inc.	60,890	872,554
Regency Centers Corp.	90,033	4,411,617
Resource Capital Corp.	43,562	260,501
Retail Opportunity Investments Corp. (d)	70,350	884,300
Retail Properties America, Inc.	28,399	318,637
RLJ Lodging Trust	55,727	994,170
Rouse Properties, Inc.	17,327	240,845
Sabra Health Care REIT, Inc.	44,632	855,595
Saul Centers, Inc.	11,025	475,288
Select Income (REIT)	8,166	202,598
Senior Housing Properties Trust (SBI)	130,138	2,878,653
Simon Property Group, Inc.	254,181	40,338,525
SL Green Realty Corp.	78,146	6,298,568
Sovran Self Storage, Inc.	21,775	1,237,909
Stag Industrial, Inc.	20,374	313,556
Starwood Property Trust, Inc.	94,106	2,216,196
Strategic Hotel & Resorts, Inc. (a)	334,781	2,042,164
Summit Hotel Properties, Inc.	27,924	237,912
Sun Communities, Inc.	36,167	1,656,810
Sunstone Hotel Investors, Inc. (a)	81,015	844,986
Tanger Factory Outlet Centers, Inc.	70,579	2,367,925
Taubman Centers, Inc.	39,924	3,194,718
Terreno Realty Corp.	12,136	182,768
The Macerich Co.	107,006	6,374,347
Two Harbors Investment Corp.	226,568	2,625,923

	Shares	Value
UDR, Inc.	196,039	$ 4,949,985
UMH Properties, Inc.	4,692	52,785
Universal Health Realty Income Trust (SBI)	13,491	582,406
Urstadt Biddle Properties, Inc.	314	5,906
Urstadt Biddle Properties, Inc. Class A	26,585	518,408
Ventas, Inc.	265,302	17,374,628
Vornado Realty Trust	159,312	12,931,355
Washington (REIT) (SBI)	61,934	1,663,547
Weingarten Realty Investors (SBI)	85,028	2,374,832
Western Asset Mortgage Capital Corp.	6,766	145,063
Weyerhaeuser Co.	448,138	11,163,118
Whitestone REIT Class B	1,800	23,652
Winthrop Realty Trust	18,504	210,205
		480,443,826
Real Estate Management & Development - 0.1%
Alexander & Baldwin, Inc.	34,546	1,023,253
American Realty Capital Properties, Inc.	7,446	85,629
AV Homes, Inc. (a)	12,051	177,632
Brookfield Properties Corp.	214,367	3,599,060
CBRE Group, Inc. (a)	244,146	4,226,167
Consolidated-Tomoka Land Co. (d)	2,432	70,042
Forest City Enterprises, Inc. Class A (a)(d)	131,291	1,979,868
Forestar Group, Inc. (a)	31,999	460,466
Howard Hughes Corp. (a)	21,592	1,420,538
Jones Lang LaSalle, Inc.	31,527	2,274,043
Kennedy-Wilson Holdings, Inc.	35,815	495,680
Maui Land & Pineapple, Inc. (a)	31,310	101,758
Tejon Ranch Co. (a)(d)	11,342	317,122
The St. Joe Co. (a)(d)	111,664	2,140,599
Thomas Properties Group, Inc.	21,091	117,266
Transcontinental Realty Investors, Inc. (a)	20,697	83,823
Zillow, Inc. (a)(d)	16,135	671,377
ZipRealty, Inc. (a)	11,622	26,033
		19,270,356
Thrifts & Mortgage Finance - 0.2%
ASB Bancorp, Inc.	4,145	60,103
Astoria Financial Corp.	69,632	701,194
Bank Mutual Corp.	56,001	244,164
BankFinancial Corp.	19,300	148,417
BBX Capital Corp. (a)(d)	18,261	114,131
Beacon Federal Bancorp, Inc.	2,337	46,553
Beneficial Mutual Bancorp, Inc. (a)(d)	37,525	330,595
Berkshire Hills Bancorp, Inc.	12,304	273,764
BofI Holding, Inc. (a)	11,427	269,106
Brookline Bancorp, Inc., Delaware	86,924	737,985
Camco Financial Corp. (a)	347	746
Cape Bancorp, Inc. (a)(d)	2,611	23,891
Capitol Federal Financial, Inc.	173,299	2,057,059
CFS Bancorp, Inc.	688	3,887
Charter Financial Corp., Georgia	1,200	11,352
Chicopee Bancorp, Inc. (a)	1,816	27,004
Citizens South Banking Corp., Delaware	10,776	75,324
Clifton Savings Bancorp, Inc.	15,589	152,149
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Dime Community Bancshares, Inc.	51,879	$ 725,268
Doral Financial Corp. (a)	159,443	172,198
ESB Financial Corp. (d)	7,915	108,673
ESSA Bancorp, Inc.	4,298	43,582
EverBank Financial Corp.	16,362	194,217
Farmer Mac Class C (non-vtg.)	8,894	220,215
First Defiance Financial Corp.	6,145	102,253
First Financial Holdings, Inc.	12,257	156,644
First Financial Northwest, Inc. (a)	2,197	16,697
First PacTrust Bancorp, Inc.	4,303	51,894
Flagstar Bancorp, Inc. (a)	372,060	351,039
Flushing Financial Corp.	47,044	716,951
Fox Chase Bancorp, Inc.	14,307	216,036
Franklin Financial Corp./VA (a)	16,347	272,178
Guaranty Federal Bancshares, Inc. (a)	924	6,579
HF Financial Corp.	2,735	33,941
Hingham Institution for Savings (d)	1,505	94,634
Home Federal Bancorp, Inc.	9,753	103,577
HomeStreet, Inc.	1,670	59,185
Hudson City Bancorp, Inc.	532,335	3,827,489
IF Bancorp, Inc. (a)	3,112	40,145
Indiana Community Bancorp	2,264	56,125
Kaiser Federal Financial Group, Inc.	10,338	157,965
Kearny Financial Corp.	2,196	21,235
Meridian Interstate Bancorp, Inc. (a)	750	11,175
MGIC Investment Corp. (a)(d)	129,823	153,191
NASB Financial, Inc. (a)(d)	1,203	23,759
Nationstar Mortgage Holdings, Inc.	11,929	323,514
New York Community Bancorp, Inc. (d)	366,326	4,857,483
Northfield Bancorp, Inc.	9,876	148,140
Northwest Bancshares, Inc.	92,094	1,112,496
OceanFirst Financial Corp.	5,851	82,499
Ocwen Financial Corp. (a)	95,661	2,461,358
Oritani Financial Corp.	26,763	391,543
People's United Financial, Inc.	329,770	3,947,347
Peoples Federal Bancshares, Inc.	1,156	19,294
Poage Bankshares, Inc.	2,365	29,799
Provident Financial Holdings, Inc.	3,066	40,441
Provident Financial Services, Inc.	56,391	870,677
Provident New York Bancorp	44,223	379,433
PVF Capital Corp. (a)	11,916	24,785
Radian Group, Inc. (d)	84,170	282,811
Riverview Bancorp, Inc. (a)	6,875	8,594
Rockville Financial, Inc.	5,182	62,132
Teche Holding Co.	130	5,096
Territorial Bancorp, Inc.	13,244	305,407
TF Financial Corp.	1,705	39,164
TFS Financial Corp. (a)	149,374	1,320,466
Timberland Bancorp, Inc. (a)	5,034	29,248
Tree.com, Inc. (a)	3,275	49,846
Trustco Bank Corp., New York	73,043	407,580

	Shares	Value
United Community Financial Corp., Ohio (a)	11,112	$ 32,336
United Financial Bancorp, Inc.	9,158	130,685
ViewPoint Financial Group	25,777	475,070
Walker & Dunlop, Inc. (a)	10,954	144,812
Washington Federal, Inc.	81,888	1,318,397
Westfield Financial, Inc.	28,907	209,287
WSFS Financial Corp.	10,396	421,766
		33,145,775
TOTAL FINANCIALS		2,139,863,226
HEALTH CARE - 11.6%
Biotechnology - 1.9%
Aastrom Biosciences, Inc. (a)	78,454	131,018
Acadia Pharmaceuticals, Inc. (a)	28,029	49,892
Achillion Pharmaceuticals, Inc. (a)	33,398	234,788
Acorda Therapeutics, Inc. (a)	26,790	612,152
ADVENTRX Pharmaceuticals, Inc. (a)(d)	13,759	9,627
Aegerion Pharmaceuticals, Inc. (a)	17,880	248,890
Affymax, Inc. (a)(d)	66,177	1,170,671
Agenus, Inc. (a)	7,526	34,544
Alexion Pharmaceuticals, Inc. (a)(d)	166,472	17,847,463
Alkermes PLC (a)	80,771	1,482,148
Allos Therapeutics, Inc. (a)	74,291	134,467
Alnylam Pharmaceuticals, Inc. (a)(d)	34,904	638,394
AMAG Pharmaceuticals, Inc. (a)(d)	31,420	464,702
Amgen, Inc.	682,632	57,286,477
Amicus Therapeutics, Inc. (a)	11,979	58,697
Anacor Pharmaceuticals, Inc. (a)	8,597	52,872
Anthera Pharmaceuticals, Inc. (a)	45,190	40,671
Arena Pharmaceuticals, Inc. (a)(d)	227,861	2,059,863
ARIAD Pharmaceuticals, Inc. (a)(d)	125,000	2,570,000
ArQule, Inc. (a)(d)	65,290	342,120
Array Biopharma, Inc. (a)	101,050	559,817
Arrowhead Research Corp. (a)(d)	3,000	8,040
Astex Pharmaceuticals, Inc. (a)	46,939	132,837
Athersys, Inc. (a)	20,200	30,502
AVEO Pharmaceuticals, Inc. (a)	29,278	280,776
BioCryst Pharmaceuticals, Inc. (a)	40,934	178,882
Biogen Idec, Inc. (a)	214,783	31,485,040
BioMarin Pharmaceutical, Inc. (a)(d)	96,882	3,617,574
BioMimetic Therapeutics, Inc. (a)	29,891	114,781
Biospecifics Technologies Corp. (a)	1,441	27,062
BioTime, Inc. (a)(d)	32,076	129,908
Cardium Therapeutics, Inc. (a)(d)	185,107	42,945
Cel-Sci Corp. (a)(d)	283,400	90,716
Celgene Corp. (a)	381,218	27,462,945
Cell Therapeutics, Inc. (a)(d)	100,397	43,673
Celldex Therapeutics, Inc. (a)(d)	29,641	167,175
Celsion Corp. (a)(d)	15,910	71,595
Cepheid, Inc. (a)(d)	52,716	1,989,502
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Chelsea Therapeutics International Ltd. (a)(d)	75,408	$ 79,178
ChemoCentryx, Inc.	1,737	18,239
Cleveland Biolabs, Inc. (a)(d)	16,887	27,864
Clovis Oncology, Inc.	10,214	178,643
Codexis, Inc. (a)	13,589	30,847
Coronado Biosciences, Inc. (a)(d)	10,731	65,996
Cubist Pharmaceuticals, Inc. (a)(d)	52,178	2,410,624
Cubist Pharmaceuticals, Inc. rights (a)	32,062	0
Curis, Inc. (a)(d)	51,867	228,215
Cyclacel Pharmaceuticals, Inc. (a)	11,529	38,392
Cytokinetics, Inc.	59,298	45,007
Cytori Therapeutics, Inc. (a)(d)	69,588	219,202
CytRx Corp. (a)(d)	25,756	100,706
DARA BioSciences, Inc. (a)	8,510	6,893
Dendreon Corp. (a)(d)	125,268	562,453
Discovery Laboratories, Inc. (a)	29,788	95,917
DUSA Pharmaceuticals, Inc. (a)	12,987	69,480
Dyax Corp. (a)	58,403	131,991
Dynavax Technologies Corp. (a)(d)	131,405	513,794
Emergent BioSolutions, Inc. (a)	18,513	272,696
EntreMed, Inc. (a)	289	500
Enzon Pharmaceuticals, Inc. (a)(d)	43,430	293,587
Exact Sciences Corp. (a)	46,309	459,848
Exelixis, Inc. (a)(d)	153,499	680,001
Galena Biopharma, Inc. (a)(d)	31,096	54,729
Genomic Health, Inc. (a)(d)	14,126	486,782
GenVec, Inc. (a)	8,140	11,884
Geron Corp. (a)(d)	79,136	218,415
Gilead Sciences, Inc. (a)	657,039	37,904,580
GTx, Inc. (a)	19,627	72,227
Halozyme Therapeutics, Inc. (a)(d)	71,868	416,834
Hemispherx Biopharma, Inc. (a)	81,533	51,863
iBio, Inc. (a)(d)	40,361	43,590
Idenix Pharmaceuticals, Inc. (a)	86,105	486,493
Idera Pharmaceuticals, Inc. (a)	7,737	7,350
ImmunoGen, Inc. (a)(d)	57,844	832,375
Immunomedics, Inc. (a)(d)	54,782	184,615
Incyte Corp. (a)(d)	82,304	1,646,903
Infinity Pharmaceuticals, Inc. (a)(d)	21,911	397,904
Inovio Pharmaceuticals, Inc. (a)	47,000	25,709
Insmed, Inc. (a)	6,880	22,291
InterMune, Inc. (a)	50,243	370,291
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	56,333	705,852
Isis Pharmaceuticals, Inc. (a)(d)	77,598	1,056,109
IsoRay, Inc. (a)(d)	31,040	25,099
Keryx Biopharmaceuticals, Inc. (a)	66,082	134,807
Lexicon Pharmaceuticals, Inc. (a)(d)	172,974	387,462
Ligand Pharmaceuticals, Inc. Class B (a)	16,755	289,694

	Shares	Value
MannKind Corp. (a)(d)	78,574	$ 212,150
Maxygen, Inc.	47,150	289,501
Medivation, Inc. (a)	29,699	3,114,237
Merrimack Pharmaceuticals, Inc. (d)	9,271	73,797
Metabolix, Inc. (a)(d)	41,636	69,532
Momenta Pharmaceuticals, Inc. (a)(d)	43,036	607,238
Myrexis, Inc. (a)	68,786	172,653
Myriad Genetics, Inc. (a)(d)	72,302	1,806,827
Nabi Biopharmaceuticals (a)	35,088	56,141
Nanosphere, Inc. (a)	12,896	42,428
Neurocrine Biosciences, Inc. (a)(d)	50,654	373,827
NewLink Genetics Corp.	6,650	92,834
Novavax, Inc. (a)(d)	79,584	162,351
NPS Pharmaceuticals, Inc. (a)(d)	67,196	512,034
OncoGenex Pharmaceuticals, Inc. (a)(d)	10,565	144,635
Oncothyreon, Inc. (a)	43,661	230,967
Onyx Pharmaceuticals, Inc. (a)	54,187	3,897,129
Opexa Therapeutics, Inc. (a)	9,114	6,836
Opko Health, Inc. (a)(d)	116,016	515,111
OREXIGEN Therapeutics, Inc. (a)	34,059	152,244
Osiris Therapeutics, Inc. (a)(d)	18,170	164,439
OXiGENE, Inc. (a)(d)	6,714	3,827
Oxygen Biotherapeutics, Inc. (a)(d)	27,463	24,167
PDL BioPharma, Inc.	108,271	796,875
Peregrine Pharmaceuticals, Inc. (a)(d)	48,032	122,001
Pharmacyclics, Inc. (a)(d)	76,635	5,128,414
PharmAthene, Inc. (a)(d)	51,372	63,701
Progenics Pharmaceuticals, Inc. (a)(d)	25,311	103,269
Raptor Pharmaceutical Corp. (a)	12,780	63,517
Regeneron Pharmaceuticals, Inc. (a)(d)	68,654	10,164,225
Repligen Corp. (a)	22,058	125,510
Rexahn Pharmaceuticals, Inc. (a)(d)	45,000	21,200
Rigel Pharmaceuticals, Inc. (a)(d)	61,503	573,208
Sangamo Biosciences, Inc. (a)	37,246	200,011
Sarepta Therapeutics, Inc. (a)(d)	45,513	720,016
Savient Pharmaceuticals, Inc. (a)(d)	88,045	116,219
Seattle Genetics, Inc. (a)(d)	83,271	2,210,012
SIGA Technologies, Inc. (a)(d)	72,968	215,985
Spectrum Pharmaceuticals, Inc. (a)(d)	38,464	460,029
StemCells, Inc. (a)(d)	14,648	31,786
Sunesis Pharmaceuticals, Inc. (a)(d)	32,643	103,478
Synageva BioPharma Corp. (a)	8,009	400,130
Synergy Pharmaceuticals, Inc. (a)(d)	28,395	140,555
Synta Pharmaceuticals Corp. (a)	30,128	197,941
Synthetic Biologics, Inc. (a)	46,314	93,091
Targacept, Inc. (a)	18,977	85,397
Telik, Inc. (a)	380	619
Theravance, Inc. (a)(d)	59,496	1,586,758
Threshold Pharmaceuticals, Inc. (a)(d)	37,822	333,212
Tranzyme, Inc. (a)	9,317	39,318
Trius Therapeutics, Inc. (a)	7,007	38,889
United Therapeutics Corp. (a)(d)	37,819	2,046,764
Vanda Pharmaceuticals, Inc. (a)	44,094	193,573
Verastem, Inc.	400	3,448
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Vertex Pharmaceuticals, Inc. (a)(d)	183,306	$ 9,775,709
Vical, Inc. (a)	65,666	238,368
XOMA Corp. (a)	33,778	117,210
Zalicus, Inc. (a)(d)	67,670	100,152
ZIOPHARM Oncology, Inc. (a)(d)	79,220	393,723
		253,996,375
Health Care Equipment & Supplies - 1.9%
Abaxis, Inc. (a)(d)	23,291	872,714
Abiomed, Inc. (a)(d)	36,354	811,785
Accuray, Inc. (a)(d)	37,835	231,929
Alere, Inc. (a)	62,700	1,177,506
Align Technology, Inc. (a)(d)	70,000	2,376,500
Alphatec Holdings, Inc. (a)(d)	36,801	61,090
Analogic Corp.	9,235	641,925
Angiodynamics, Inc. (a)	26,377	301,753
Anika Therapeutics, Inc. (a)	9,287	131,968
Antares Pharma, Inc. (a)(d)	61,428	238,341
ArthroCare Corp. (a)	20,678	611,655
Atricure, Inc. (a)	2,192	15,300
Atrion Corp.	1,172	254,512
Bacterin International Holdings, Inc. (a)(d)	9,747	16,277
Baxter International, Inc.	480,673	28,205,892
Becton, Dickinson & Co.	166,676	12,664,042
BioLase Technology, Inc. (d)	30,098	50,866
Boston Scientific Corp. (a)	1,371,433	7,405,738
BSD Medical Corp. (a)(d)	46,363	80,208
C.R. Bard, Inc.	78,513	7,702,910
Cantel Medical Corp.	32,623	840,368
Cardica, Inc. (a)(d)	23,778	40,423
Cardiovascular Systems, Inc. (a)(d)	5,726	53,366
CareFusion Corp. (a)	190,044	4,992,456
Cerus Corp. (a)	50,032	159,602
Conceptus, Inc. (a)	26,951	512,339
CONMED Corp.	19,521	527,457
Covidien PLC	420,424	23,564,765
Cryolife, Inc.	20,961	113,189
Cutera, Inc. (a)	15,449	111,542
Cyberonics, Inc. (a)(d)	26,017	1,299,029
Cynosure, Inc. Class A (a)	6,957	180,882
Delcath Systems, Inc. (a)(d)	119,898	237,398
DENTSPLY International, Inc. (d)	147,347	5,344,276
Derma Sciences, Inc. (a)(d)	7,901	74,901
DexCom, Inc. (a)(d)	65,323	868,796
DynaVox, Inc. Class A (a)	5,368	4,703
Edwards Lifesciences Corp. (a)(d)	102,152	10,430,741
Endologix, Inc. (a)(d)	36,736	439,730
EnteroMedics, Inc. (a)	7,979	29,363
ERBA Diagnostics, Inc. (a)	3,094	1,330
Exactech, Inc. (a)(d)	3,102	50,066
Fonar Corp. (a)	719	2,358

	Shares	Value
Genmark Diagnostics, Inc. (a)	4,700	$ 35,391
Globus Medical, Inc.	7,896	125,704
Greatbatch, Inc. (a)	22,320	516,708
Haemonetics Corp. (a)(d)	17,372	1,279,795
Hansen Medical, Inc. (a)(d)	48,696	71,583
Hill-Rom Holdings, Inc.	51,670	1,432,809
Hologic, Inc. (a)	217,642	4,272,312
ICU Medical, Inc. (a)(d)	17,344	962,592
IDEXX Laboratories, Inc. (a)	50,000	4,753,000
Insulet Corp. (a)(d)	24,061	504,559
Integra LifeSciences Holdings Corp. (a)(d)	14,197	558,510
Intuitive Surgical, Inc. (a)(d)	34,306	16,871,348
Invacare Corp.	28,414	390,408
IRIS International, Inc. (a)	21,759	276,339
Kewaunee Scientific Corp.	1,376	15,618
LeMaitre Vascular, Inc.	3,845	23,339
Mako Surgical Corp. (a)(d)	32,106	529,107
Masimo Corp. (a)(d)	36,398	803,668
Medical Action Industries, Inc. (a)	12,909	47,634
Medtronic, Inc.	901,910	36,671,661
MELA Sciences, Inc. (a)(d)	40,114	135,585
Meridian Bioscience, Inc. (d)	35,455	626,844
Merit Medical Systems, Inc. (a)(d)	29,543	420,988
Misonix, Inc. (a)	2,579	8,949
Natus Medical, Inc. (a)	24,629	288,406
Navidea Biopharmaceuticals, Inc. (a)(d)	114,446	416,583
Neogen Corp. (a)(d)	25,237	985,252
NuVasive, Inc. (a)(d)	31,498	663,978
NxStage Medical, Inc. (a)(d)	42,830	546,083
OraSure Technologies, Inc. (a)	46,551	452,010
Orthofix International NV (a)	16,427	695,191
Palomar Medical Technologies, Inc. (a)	15,820	138,425
PhotoMedex, Inc.	3,972	52,073
Quidel Corp. (a)(d)	35,813	581,603
ResMed, Inc.	157,117	5,902,886
Retractable Technologies, Inc. (a)	5,248	6,245
Rochester Medical Corp. (a)(d)	2,100	23,142
Rockwell Medical Technologies, Inc. (a)	7,369	58,805
RTI Biologics, Inc. (a)	29,474	112,591
Sirona Dental Systems, Inc. (a)	45,279	2,406,126
Solta Medical, Inc. (a)	20,912	63,782
St. Jude Medical, Inc.	272,929	10,305,799
Staar Surgical Co. (a)(d)	15,788	103,411
Stereotaxis, Inc. (a)(d)	2,453	3,949
Steris Corp.	82,536	2,826,033
Stryker Corp.	246,780	13,143,503
SurModics, Inc. (a)	19,525	363,946
Symmetry Medical, Inc. (a)(d)	29,367	273,407
Synergetics USA, Inc. (a)	3,622	18,545
Teleflex, Inc.	35,045	2,314,021
The Cooper Companies, Inc.	40,599	3,404,226
The Spectranetics Corp. (a)	29,169	354,112
Theragenics Corp. (a)	22,546	38,779
ThermoGenesis Corp. (a)	15,844	18,062
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Thoratec Corp. (a)	42,041	$ 1,424,769
TranS1, Inc. (a)	5,200	13,728
Unilife Corp. (a)	50,575	151,219
Urologix, Inc. (a)(d)	3,267	2,558
Uroplasty, Inc. (a)	1,597	6,356
Varian Medical Systems, Inc. (a)(d)	93,802	5,514,620
Vascular Solutions, Inc. (a)	2,125	27,859
Vermillion, Inc. (a)	5,249	9,028
Volcano Corp. (a)(d)	37,240	1,053,147
West Pharmaceutical Services, Inc.	28,551	1,351,890
Wright Medical Group, Inc. (a)(d)	29,686	614,500
Young Innovations, Inc.	2,156	80,354
Zeltiq Aesthetics, Inc.	6,038	32,001
Zimmer Holdings, Inc. (d)	161,495	9,977,161
		251,886,606
Health Care Providers & Services - 2.1%
Acadia Healthcare Co., Inc. (a)(d)	13,196	253,099
Accretive Health, Inc. (a)(d)	33,321	396,187
Aetna, Inc.	298,407	11,461,813
Air Methods Corp. (a)(d)	12,386	1,443,464
Alliance Healthcare Services, Inc. (a)	85,702	116,555
Almost Family, Inc. (a)(d)	9,932	219,299
Amedisys, Inc. (a)(d)	19,251	271,054
AMERIGROUP Corp. (a)(d)	39,047	3,550,153
AmerisourceBergen Corp. (d)	235,018	9,052,893
AMN Healthcare Services, Inc. (a)(d)	84,404	708,994
AmSurg Corp. (a)(d)	25,500	749,955
Assisted Living Concepts, Inc. Class A (d)	16,849	131,254
Bio-Reference Laboratories, Inc. (a)(d)	31,917	833,672
BioScrip, Inc. (a)(d)	41,738	354,773
Brookdale Senior Living, Inc. (a)	84,038	1,826,146
Capital Senior Living Corp. (a)(d)	26,619	320,227
Cardinal Health, Inc.	298,703	11,813,704
CardioNet, Inc. (a)	34,161	77,545
Centene Corp. (a)(d)	42,255	1,715,976
Chemed Corp. (d)	14,268	942,116
Chindex International, Inc. (a)(d)	9,187	96,188
CIGNA Corp.	241,695	11,062,380
Community Health Systems, Inc. (a)	119,619	3,234,498
Corvel Corp. (a)	8,848	387,542
Coventry Health Care, Inc.	124,996	5,203,583
Cross Country Healthcare, Inc. (a)	40,427	163,729
DaVita, Inc. (a)	91,707	8,920,340
Emeritus Corp. (a)(d)	31,438	629,389
ExamWorks Group, Inc. (a)	20,990	264,264
Express Scripts Holding Co. (a)	698,535	43,742,262
Five Star Quality Care, Inc. (a)	32,241	152,500
Gentiva Health Services, Inc. (a)	24,132	264,969
Hanger, Inc. (a)(d)	27,160	777,048
HCA Holdings, Inc.	135,068	3,856,191

	Shares	Value
Health Management Associates, Inc. Class A (a)(d)	180,959	$ 1,386,146
Health Net, Inc. (a)	67,297	1,564,655
HealthSouth Corp. (a)(d)	85,304	1,953,462
Healthways, Inc. (a)	33,821	354,444
Henry Schein, Inc. (a)(d)	78,240	6,009,614
HMS Holdings Corp. (a)(d)	69,826	2,406,204
Hooper Holmes, Inc. (a)	6,267	3,886
Humana, Inc.	138,379	9,697,600
IPC The Hospitalist Co., Inc. (a)	20,567	908,856
Kindred Healthcare, Inc. (a)	37,371	417,060
Laboratory Corp. of America Holdings (a)(d)	96,901	8,522,443
Landauer, Inc.	14,935	875,788
LCA-Vision, Inc. (a)	27,238	116,851
LHC Group, Inc. (a)	12,810	222,894
LifePoint Hospitals, Inc. (a)(d)	38,142	1,541,700
Magellan Health Services, Inc. (a)	25,186	1,249,477
McKesson Corp.	206,051	17,949,103
Medcath Corp. (a)	2,958	23,575
MEDNAX, Inc. (a)(d)	44,058	3,052,338
Metropolitan Health Networks, Inc. (a)(d)	22,420	180,257
Molina Healthcare, Inc. (a)	19,589	474,837
MWI Veterinary Supply, Inc. (a)(d)	13,354	1,346,350
National Healthcare Corp.	6,159	275,246
National Research Corp.	320	15,923
NeoStem, Inc. (a)(d)	41,470	25,533
Omnicare, Inc.	92,502	2,995,215
Owens & Minor, Inc.	43,454	1,216,277
Patterson Companies, Inc.	71,822	2,439,793
PDI, Inc. (a)(d)	1,365	9,473
PharMerica Corp. (a)(d)	29,176	367,618
Providence Service Corp. (a)(d)	13,245	151,125
PSS World Medical, Inc. (a)(d)	39,096	844,083
Quest Diagnostics, Inc. (d)	140,542	8,498,575
RadNet, Inc. (a)(d)	27,076	75,813
Select Medical Holdings Corp. (a)	37,877	392,027
Sharps Compliance Corp. (a)(d)	5,184	14,982
Skilled Healthcare Group, Inc. (a)(d)	27,157	155,338
Sun Healthcare Group, Inc. (a)	15,191	128,364
Sunrise Senior Living, Inc. (a)(d)	74,116	1,065,788
Team Health Holdings, Inc. (a)	31,431	897,355
Tenet Healthcare Corp. (a)	398,929	2,070,442
The Ensign Group, Inc.	5,658	166,572
Triple-S Management Corp. (a)	20,220	413,297
U.S. Physical Therapy, Inc.	11,240	291,903
UnitedHealth Group, Inc.	905,825	49,186,298
Universal American Spin Corp. (a)	33,569	303,799
Universal Health Services, Inc. Class B	69,922	2,793,384
Vanguard Health Systems, Inc. (a)	30,455	296,936
VCA Antech, Inc. (a)(d)	61,414	1,187,747
Wellcare Health Plans, Inc. (a)(d)	41,317	2,342,261
WellPoint, Inc.	288,130	17,250,343
		281,122,812
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (a)	157,560	$ 1,654,380
athenahealth, Inc. (a)	28,513	2,519,694
Authentidate Holding Corp. (a)	816	987
Cerner Corp. (a)(d)	124,469	9,103,663
Computer Programs & Systems, Inc.	21,937	1,108,915
Epocrates, Inc. (a)(d)	10,933	97,522
Greenway Medical Technologies (d)	5,301	79,833
HealthStream, Inc. (a)(d)	37,454	1,064,443
MedAssets, Inc. (a)	39,701	677,696
Medidata Solutions, Inc. (a)	26,465	928,392
Mediware Information Systems, Inc. (a)	1,279	18,776
Merge Healthcare, Inc. (a)(d)	32,622	103,086
Omnicell, Inc. (a)(d)	25,141	361,025
Quality Systems, Inc.	54,245	958,509
Vocera Communications, Inc.	2,192	61,727
		18,738,648
Life Sciences Tools & Services - 0.5%
Affymetrix, Inc. (a)(d)	55,779	212,518
Agilent Technologies, Inc.	302,068	11,224,847
Albany Molecular Research, Inc. (a)	23,897	79,577
Apricus Biosciences, Inc. (a)(d)	18,211	52,266
BG Medicine, Inc. (a)	3,134	12,442
Bio-Rad Laboratories, Inc. Class A (a)	16,766	1,682,971
Bruker BioSciences Corp. (a)	73,759	893,221
Cambrex Corp. (a)	18,522	225,598
Charles River Laboratories International, Inc. (a)	42,610	1,547,595
Complete Genomics, Inc. (a)(d)	7,109	21,611
Covance, Inc. (a)(d)	45,204	2,160,299
Enzo Biochem, Inc. (a)	14,697	27,630
Fluidigm Corp. (a)	18,074	282,677
Furiex Pharmaceuticals, Inc. (a)	9,211	169,943
Harvard Bioscience, Inc. (a)	675	2,585
Illumina, Inc. (a)(d)	126,010	5,302,501
Life Technologies Corp. (a)	154,772	7,384,172
Luminex Corp. (a)(d)	39,871	771,105
Mettler-Toledo International, Inc. (a)(d)	25,731	4,248,445
Pacific Biosciences of California, Inc. (a)	28,978	57,087
PAREXEL International Corp. (a)(d)	52,568	1,513,433
PerkinElmer, Inc.	90,228	2,463,224
pSivida Corp. (a)	25,265	44,466
Sequenom, Inc. (a)(d)	88,233	323,815
Strategic Diagnostics, Inc. (a)	2,665	3,651
Techne Corp.	35,747	2,451,172
Thermo Fisher Scientific, Inc.	322,541	18,497,726
Waters Corp. (a)(d)	75,613	6,063,406
		67,719,983
Pharmaceuticals - 5.1%
Abbott Laboratories	1,375,626	90,158,528
Acura Pharmaceuticals, Inc. (a)	2,885	4,703

	Shares	Value
Akorn, Inc. (a)(d)	48,210	$ 667,226
Alexza Pharmaceuticals, Inc. (a)(d)	8,599	41,361
Alimera Sciences, Inc. (a)	3,741	8,978
Allergan, Inc.	263,890	22,728,846
Ampio Pharmaceuticals, Inc. (a)(d)	26,020	74,938
Auxilium Pharmaceuticals, Inc. (a)	37,784	880,367
AVANIR Pharmaceuticals Class A (a)(d)	65,547	217,616
Biodel, Inc. (a)	8,109	24,084
Biodelivery Sciences International, Inc. (a)	11,619	57,282
BioSante Pharmaceuticals, Inc. (a)(d)	12,085	17,886
Bristol-Myers Squibb Co.	1,479,324	48,832,485
Cadence Pharmaceuticals, Inc. (a)(d)	43,831	172,694
Cempra, Inc.	5,499	45,147
Columbia Laboratories, Inc. (a)	42,578	45,558
Corcept Therapeutics, Inc. (a)	36,105	104,343
Cornerstone Therapeutics, Inc. (a)	11,437	77,314
Cumberland Pharmaceuticals, Inc. (a)(d)	7,158	42,948
DepoMed, Inc. (a)(d)	31,971	169,127
Durect Corp. (a)	121,504	127,579
Echo Therapeutics, Inc. (a)	20,093	29,135
Eli Lilly & Co.	842,034	37,815,747
Endo Pharmaceuticals Holdings, Inc. (a)	113,364	3,607,242
Endocyte, Inc. (a)(d)	47,373	454,307
Forest Laboratories, Inc. (a)	210,000	7,284,900
Hi-Tech Pharmacal Co., Inc. (a)(d)	12,868	459,259
Horizon Pharma, Inc. (a)(d)	8,364	37,136
Hospira, Inc. (a)(d)	171,244	5,750,374
Impax Laboratories, Inc. (a)	57,998	1,372,813
Jazz Pharmaceuticals PLC (a)	25,735	1,171,200
Johnson & Johnson (d)	2,389,042	161,093,102
KV Pharmaceutical Co. Class A (a)	106,840	11,752
Lannett Co., Inc. (a)	27,670	135,306
MAP Pharmaceuticals, Inc. (a)	25,044	336,591
Medicis Pharmaceutical Corp. Class A (d)	65,000	2,051,400
Merck & Co., Inc.	2,667,018	114,815,125
Mylan, Inc. (a)	369,805	8,716,304
Nektar Therapeutics (a)(d)	110,915	951,651
NuPathe, Inc. (a)(d)	18,258	72,302
Obagi Medical Products, Inc. (a)	21,864	292,103
Omeros Corp. (a)	20,009	188,685
Optimer Pharmaceuticals, Inc. (a)(d)	23,463	352,649
Pacira Pharmaceuticals, Inc. (a)	42,514	772,054
Pain Therapeutics, Inc. (a)(d)	34,536	137,453
Par Pharmaceutical Companies, Inc. (a)	28,003	1,394,549
Pernix Therapeutics Holdings, Inc. (a)	5,833	38,148
Perrigo Co.	71,176	7,827,225
Pfizer, Inc.	6,548,378	156,244,299
Pozen, Inc. (a)(d)	23,223	151,182
Questcor Pharmaceuticals, Inc. (a)(d)	62,251	2,704,183
Repros Therapeutics, Inc. (a)	12,895	163,380
Sagent Pharmaceuticals, Inc. (a)(d)	10,801	156,182
Salix Pharmaceuticals Ltd. (a)	48,250	2,121,070
Santarus, Inc. (a)(d)	34,639	214,069
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
SciClone Pharmaceuticals, Inc. (a)(d)	28,016	$ 137,278
Somaxon Pharmaceuticals, Inc. (a)(d)	52,262	15,679
Sucampo Pharmaceuticals, Inc. Class A (a)	2,460	11,734
Supernus Pharmaceuticals, Inc. (a)(d)	9,151	112,374
The Medicines Company (a)	52,840	1,357,460
Transcept Pharmaceuticals, Inc. (a)	2,494	16,660
Ventrus Biosciences, Inc. (a)	6,995	26,441
ViroPharma, Inc. (a)(d)	55,566	1,478,056
VIVUS, Inc. (a)(d)	111,051	2,382,044
Warner Chilcott PLC	146,312	1,992,769
Watson Pharmaceuticals, Inc. (a)	107,665	8,758,548
XenoPort, Inc. (a)(d)	60,527	564,112
Zogenix, Inc. (a)	31,169	73,871
		700,348,913
TOTAL HEALTH CARE		1,573,813,337
INDUSTRIALS - 10.5%
Aerospace & Defense - 2.0%
AAR Corp.	45,448	676,266
AeroVironment, Inc. (a)(d)	13,243	315,978
Alliant Techsystems, Inc.	23,599	1,156,115
American Science & Engineering, Inc.	13,204	785,242
API Technologies Corp. (a)(d)	22,349	68,835
Ascent Solar Technologies, Inc. (a)(d)	33,082	55,247
Astronics Corp. (a)	4,574	128,072
BE Aerospace, Inc. (a)	82,381	3,316,659
Ceradyne, Inc.	17,193	408,334
Cubic Corp.	13,440	678,586
Curtiss-Wright Corp.	35,352	1,062,681
DigitalGlobe, Inc. (a)	28,906	600,378
Ducommun, Inc. (a)	15,643	229,639
EDAC Technologies Corp. (a)	2,262	32,754
Engility Holdings, Inc. (a)	13,444	248,848
Esterline Technologies Corp. (a)	30,025	1,795,495
Exelis, Inc.	157,990	1,595,699
GenCorp, Inc. (non-vtg.) (a)(d)	89,447	816,651
General Dynamics Corp.	258,918	16,961,718
GeoEye, Inc. (a)(d)	19,364	519,536
HEICO Corp. Class A	34,477	1,025,001
Hexcel Corp. (a)(d)	77,044	1,746,587
Honeywell International, Inc.	624,123	36,479,989
Huntington Ingalls Industries, Inc. (a)	40,029	1,603,962
Innovative Solutions & Support, Inc. (a)	20,271	78,246
KEYW Holding Corp. (a)(d)	13,887	156,368
Kratos Defense & Security Solutions, Inc. (a)	44,930	214,765
L-3 Communications Holdings, Inc.	86,081	6,046,329
LMI Aerospace, Inc. (a)	6,877	133,895

	Shares	Value
Lockheed Martin Corp.	229,607	$ 20,926,382
Moog, Inc. Class A (a)(d)	33,048	1,210,548
National Presto Industries, Inc. (d)	4,216	306,588
Northrop Grumman Corp.	203,658	13,622,684
Orbital Sciences Corp. (a)	39,974	551,641
Precision Castparts Corp.	125,069	20,146,115
Raytheon Co.	298,668	16,880,715
Rockwell Collins, Inc.	120,141	5,871,291
Sparton Corp. (a)	2,579	25,790
Spirit AeroSystems Holdings, Inc. Class A (a)(d)	98,651	2,452,464
Sypris Solutions, Inc.	2,772	18,877
Taser International, Inc. (a)(d)	58,908	315,158
Teledyne Technologies, Inc. (a)	29,878	1,927,430
Textron, Inc.	249,615	6,669,713
The Boeing Co.	577,008	41,198,371
TransDigm Group, Inc. (a)	48,745	6,757,032
Triumph Group, Inc.	32,470	1,929,692
United Technologies Corp.	686,187	54,792,032
		274,540,398
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	108,399	504,055
Atlas Air Worldwide Holdings, Inc. (a)(d)	43,607	2,245,761
C.H. Robinson Worldwide, Inc.	138,673	7,850,279
Echo Global Logistics, Inc. (a)	11,731	207,756
Expeditors International of Washington, Inc.	197,701	7,237,834
FedEx Corp.	258,470	22,649,726
Forward Air Corp.	23,667	795,685
Hub Group, Inc. Class A (a)	25,258	760,266
Pacer International, Inc. (a)(d)	29,688	121,721
Park-Ohio Holdings Corp. (a)	3,535	76,038
Radiant Logistics, Inc. (a)	14,104	23,836
United Parcel Service, Inc. Class B (d)	634,873	46,859,976
UTI Worldwide, Inc.	75,993	1,043,384
XPO Logistics, Inc. (a)(d)	10,264	152,215
		90,528,532
Airlines - 0.2%
Alaska Air Group, Inc. (a)	53,353	1,789,993
Allegiant Travel Co. (a)(d)	24,598	1,629,372
Delta Air Lines, Inc. (a)	696,399	6,023,851
Hawaiian Holdings, Inc. (a)	71,807	425,816
JetBlue Airways Corp. (a)(d)	168,034	823,367
Republic Airways Holdings, Inc. (a)	81,894	364,428
SkyWest, Inc. (d)	63,299	555,132
Southwest Airlines Co.	643,054	5,748,903
Spirit Airlines, Inc. (a)	15,904	310,923
United Continental Holdings, Inc. (a)(d)	280,088	5,167,624
US Airways Group, Inc. (a)(d)	122,587	1,306,777
		24,146,186
Building Products - 0.2%
A.O. Smith Corp. (d)	36,923	2,020,057
AAON, Inc.	33,674	619,602
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Ameresco, Inc. Class A (a)	38,199	$ 458,770
American Woodmark Corp. (a)	9,343	180,880
Apogee Enterprises, Inc.	33,247	525,303
Armstrong World Industries, Inc. (d)	15,342	674,588
Builders FirstSource, Inc. (a)(d)	33,067	147,148
Fortune Brands Home & Security, Inc. (a)	128,056	3,265,428
Gibraltar Industries, Inc. (a)	56,316	615,534
Griffon Corp.	38,833	375,515
Insteel Industries, Inc. (d)	16,775	168,086
Lennox International, Inc. (d)	34,295	1,629,355
Masco Corp. (d)	281,935	3,992,200
NCI Building Systems, Inc. (a)(d)	16,002	172,022
Nortek, Inc. (a)	7,666	394,569
Owens Corning (a)	130,235	4,344,640
Patrick Industries, Inc. (a)(d)	3,363	43,719
Quanex Building Products Corp.	24,300	425,250
Simpson Manufacturing Co. Ltd. (d)	27,187	691,365
Trex Co., Inc. (a)(d)	11,686	359,345
Universal Forest Products, Inc. (d)	26,737	1,027,503
US Home Systems, Inc.	4,260	52,952
USG Corp. (a)(d)	46,968	965,662
		23,149,493
Commercial Services & Supplies - 0.6%
A.T. Cross Co. Class A (a)	3,868	38,332
ABM Industries, Inc. (d)	32,787	662,953
ACCO Brands Corp. (d)	85,739	565,020
Acorn Energy, Inc. (d)	12,727	104,743
American Reprographics Co. (a)	46,203	185,736
Asset Acceptance Capital Corp. (a)	10,832	70,516
Asta Funding, Inc. (d)	4,468	42,535
Avery Dennison Corp.	106,008	3,310,630
Casella Waste Systems, Inc. Class A (a)(d)	64,851	311,933
CECO Environmental Corp.	2,290	21,709
Cenveo, Inc. (a)(d)	104,135	209,311
Cintas Corp.	89,845	3,631,535
Clean Harbors, Inc. (a)(d)	39,179	2,130,946
Consolidated Graphics, Inc. (a)(d)	14,819	397,001
Copart, Inc. (a)	124,595	3,327,932
Corrections Corp. of America	88,360	2,943,272
Courier Corp.	17,378	194,981
Covanta Holding Corp.	92,870	1,588,077
Deluxe Corp.	54,408	1,543,555
Encore Capital Group, Inc. (a)	16,160	452,965
EnergySolutions, Inc. (a)(d)	225,837	553,301
EnerNOC, Inc. (a)(d)	15,233	150,350
Ennis, Inc.	21,290	310,621
Fuel Tech, Inc. (a)	51,934	256,035
G&K Services, Inc. Class A	13,044	409,190
Healthcare Services Group, Inc.	45,556	964,421
Heritage-Crystal Clean, Inc. (a)	7,679	138,145

	Shares	Value
Herman Miller, Inc.	40,346	$ 789,168
HNI Corp.	49,416	1,369,812
Industrial Services of America, Inc. (a)	1,620	5,638
InnerWorkings, Inc. (a)(d)	28,532	343,811
Interface, Inc.	44,100	605,493
Intersections, Inc.	12,865	141,129
Iron Mountain, Inc. (d)	169,545	5,561,076
KAR Auction Services, Inc. (a)	32,774	573,545
Kimball International, Inc. Class B	16,142	181,275
Knoll, Inc. (d)	32,235	468,697
McGrath RentCorp.	17,562	442,211
Metalico, Inc. (a)(d)	55,605	127,892
Mine Safety Appliances Co.	26,951	939,781
Mobile Mini, Inc. (a)(d)	36,488	623,945
Multi-Color Corp.	7,946	162,098
NL Industries, Inc.	6,707	78,204
Performant Financial Corp.	11,395	123,636
Perma-Fix Environmental Services, Inc. (a)	34,689	32,955
Pitney Bowes, Inc. (d)	142,010	1,897,254
Portfolio Recovery Associates, Inc. (a)(d)	14,339	1,438,919
Quad/Graphics, Inc. (d)	22,071	404,341
R.R. Donnelley & Sons Co. (d)	150,758	1,655,323
Republic Services, Inc.	279,496	7,728,064
Rollins, Inc.	69,664	1,621,778
Schawk, Inc. Class A	4,209	54,970
Standard Parking Corp. (a)(d)	5,698	131,567
Standard Register Co.	19,851	15,285
Steelcase, Inc. Class A	74,937	726,889
Stericycle, Inc. (a)(d)	70,587	6,460,122
Swisher Hygiene, Inc. (Canada) (a)(d)	144,744	256,197
Sykes Enterprises, Inc. (a)	30,728	414,521
Team, Inc. (a)(d)	18,138	567,175
Tetra Tech, Inc. (a)(d)	44,643	1,158,039
The Brink's Co.	40,696	905,893
The Geo Group, Inc.	57,559	1,514,377
TMS International Corp. (a)	14,898	150,023
TRC Companies, Inc. (a)	13,255	92,255
Unifirst Corp. Massachusetts	12,480	792,605
United Stationers, Inc. (d)	31,409	759,784
US Ecology, Inc.	25,366	476,881
Viad Corp.	19,833	405,982
Virco Manufacturing Co. (a)	2,682	4,157
Waste Connections, Inc.	93,860	2,717,247
Waste Management, Inc.	371,867	12,859,161
		82,294,920
Construction & Engineering - 0.3%
AECOM Technology Corp. (a)	90,995	1,764,393
Aegion Corp. (a)(d)	34,101	665,652
Argan, Inc.	4,560	76,380
Comfort Systems USA, Inc.	43,738	451,376
Dycom Industries, Inc. (a)	25,959	376,925
EMCOR Group, Inc.	58,224	1,608,729
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Fluor Corp.	140,602	$ 7,241,003
Foster Wheeler AG (a)	88,503	1,938,216
Furmanite Corp. (a)	22,370	109,166
Goldfield Corp.	10,906	23,884
Granite Construction, Inc. (d)	31,641	872,342
Great Lakes Dredge & Dock Corp.	39,072	285,616
Integrated Electrical Services, Inc. (a)	12,011	35,793
Jacobs Engineering Group, Inc. (a)(d)	105,503	4,171,589
KBR, Inc.	125,382	3,396,598
Layne Christensen Co. (a)(d)	15,356	298,521
MasTec, Inc. (a)	48,062	876,651
Michael Baker Corp. (a)	6,265	149,546
MYR Group, Inc. (a)	25,270	513,992
Northwest Pipe Co. (a)(d)	12,188	307,625
Orion Marine Group, Inc. (a)	15,813	120,495
Pike Electric Corp. (a)	14,023	124,805
Primoris Services Corp.	17,623	216,763
Quanta Services, Inc. (a)	177,700	4,264,800
Shaw Group, Inc. (a)	55,953	2,354,502
Sterling Construction Co., Inc. (a)	31,847	308,597
Tutor Perini Corp. (a)	37,087	393,493
UniTek Global Services, Inc. (a)	12,775	44,202
URS Corp.	61,309	2,232,261
		35,223,915
Electrical Equipment - 0.7%
A123 Systems, Inc. (a)(d)	98,763	25,550
Active Power, Inc. (a)	52,617	39,989
Acuity Brands, Inc.	33,558	2,153,081
Allied Motion Technologies, Inc.	4,209	25,338
Altair Nanotechnologies, Inc. (a)(d)	63,623	47,717
American Superconductor Corp. (a)(d)	167,016	626,310
AMETEK, Inc.	227,538	7,806,829
AZZ, Inc.	24,628	782,185
Babcock & Wilcox Co. (a)	97,803	2,412,800
Belden, Inc.	33,652	1,148,543
Brady Corp. Class A	43,963	1,234,481
Broadwind Energy, Inc. (a)	7,253	13,128
Capstone Turbine Corp. (a)(d)	814,128	813,070
Coleman Cable, Inc.	5,164	48,955
Cooper Industries PLC Class A	137,404	10,051,103
Emerson Electric Co.	638,040	32,361,389
Encore Wire Corp.	23,059	653,031
EnerSys (a)(d)	36,086	1,344,204
Enphase Energy, Inc. (d)	6,803	33,743
Espey Manufacturing & Electronics Corp.	2,015	54,385
Franklin Electric Co., Inc.	17,393	943,222
FuelCell Energy, Inc. (a)(d)	246,058	243,597
Generac Holdings, Inc.	30,944	666,843
General Cable Corp. (a)(d)	39,737	1,076,475
Global Power Equipment Group, Inc.	10,454	203,853
GrafTech International Ltd. (a)(d)	132,891	1,245,189

	Shares	Value
Hubbell, Inc. Class B	49,454	$ 3,996,872
II-VI, Inc. (a)(d)	36,783	684,164
LSI Industries, Inc.	24,011	156,552
MagneTek, Inc. (a)	2,664	34,099
Nexxus Lighting, Inc. (a)	1,806	235
Ocean Power Technologies, Inc. (a)(d)	5,875	16,391
Plug Power, Inc. (a)(d)	38,179	36,656
Polypore International, Inc. (a)(d)	32,865	1,065,483
Powell Industries, Inc. (a)(d)	7,721	292,780
PowerSecure International, Inc. (a)	20,869	110,606
Preformed Line Products Co.	1,961	115,542
Regal-Beloit Corp. (d)	32,900	2,239,174
Rockwell Automation, Inc.	117,791	8,488,019
Roper Industries, Inc.	86,220	8,862,554
Satcon Technology Corp. (a)(d)	9,443	11,332
SL Industries, Inc. (a)	2,156	29,580
Thermon Group Holdings, Inc. (a)	10,097	230,817
Ultralife Corp. (a)	13,410	39,828
Vicor Corp.	10,982	66,112
		92,531,806
Industrial Conglomerates - 2.2%
3M Co. (d)	561,373	51,983,140
Carlisle Companies, Inc.	55,830	2,922,142
Danaher Corp.	507,963	27,211,578
General Electric Co.	9,240,532	191,371,418
Raven Industries, Inc. (d)	30,000	911,100
Seaboard Corp. (a)(d)	366	764,644
Standex International Corp.	10,804	482,291
Tyco International Ltd.	405,096	22,839,312
		298,485,625
Machinery - 2.1%
Accuride Corp. (a)	79,004	396,600
Actuant Corp. Class A (d)	48,056	1,351,335
Adept Technology, Inc. (a)	584	2,482
AGCO Corp. (a)	77,840	3,276,286
Alamo Group, Inc.	17,898	520,653
Albany International Corp. Class A	47,080	994,330
Altra Holdings, Inc. (d)	19,022	350,195
American Railcar Industries, Inc. (a)	11,797	336,686
Ampco-Pittsburgh Corp.	10,414	175,580
Astec Industries, Inc. (a)(d)	12,338	361,874
Barnes Group, Inc.	31,261	739,948
Blount International, Inc. (a)(d)	31,486	405,540
Briggs & Stratton Corp. (d)	42,488	735,892
Cascade Corp.	13,797	677,019
Caterpillar, Inc. (d)	508,341	43,376,738
Chart Industries, Inc. (a)(d)	27,582	1,925,224
CIRCOR International, Inc.	13,068	416,216
CLARCOR, Inc. (d)	46,115	2,219,976
Colfax Corp. (a)(d)	35,245	1,159,208
Columbus McKinnon Corp. (NY Shares) (a)(d)	26,972	399,725
Commercial Vehicle Group, Inc. (a)(d)	77,079	651,318
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Crane Co.	41,480	$ 1,575,825
Cummins, Inc.	148,621	14,432,585
Deere & Co. (d)	349,330	26,238,176
Donaldson Co., Inc. (d)	113,795	4,015,826
Douglas Dynamics, Inc.	29,195	409,314
Dover Corp.	158,638	9,170,863
Dynamic Materials Corp.	17,783	287,373
Eastern Co.	943	16,078
Eaton Corp. (d)	283,094	12,659,964
Energy Recovery, Inc. (a)(d)	81,715	205,922
EnPro Industries, Inc. (a)(d)	22,235	834,702
ESCO Technologies, Inc.	20,247	717,351
Federal Signal Corp. (a)(d)	80,990	483,510
Flow International Corp. (a)(d)	66,905	220,787
Flowserve Corp. (d)	44,479	5,678,189
FreightCar America, Inc.	19,411	347,845
Gardner Denver, Inc.	40,080	2,416,022
Gencor Industries, Inc. (a)	1,849	14,089
Gorman-Rupp Co.	14,200	391,068
Graco, Inc. (d)	51,140	2,526,316
Graham Corp.	12,124	230,477
Greenbrier Companies, Inc. (a)	15,464	223,455
Hardinge, Inc.	12,474	112,141
Harsco Corp.	75,085	1,530,983
Hurco Companies, Inc. (a)	3,319	68,670
IDEX Corp. (d)	58,989	2,351,302
Illinois Tool Works, Inc. (d)	361,175	21,414,066
Ingersoll-Rand PLC	283,533	13,258,003
ITT Corp.	114,023	2,269,058
John Bean Technologies Corp.	23,559	376,002
Joy Global, Inc.	93,181	4,974,002
Kadant, Inc. (a)	18,429	418,891
Kaydon Corp.	29,963	666,377
Kennametal, Inc. (d)	63,866	2,352,823
L.B. Foster Co. Class A	10,636	341,947
Lincoln Electric Holdings, Inc. (d)	88,988	3,670,755
Lindsay Corp.	10,287	672,358
Lydall, Inc. (a)	9,770	125,349
Manitex International, Inc. (a)	3,731	26,154
Manitowoc Co., Inc. (d)	95,250	1,226,820
Meritor, Inc. (a)	87,590	391,527
Met-Pro Corp.	10,211	93,124
Middleby Corp. (a)(d)	16,713	1,924,502
Miller Industries, Inc.	16,197	248,462
Mueller Industries, Inc.	43,428	1,871,747
Mueller Water Products, Inc. Class A	110,189	422,024
NACCO Industries, Inc. Class A	6,219	661,702
Navistar International Corp. (a)	71,306	1,567,306
NN, Inc. (a)(d)	12,121	102,180
Nordson Corp.	52,385	3,080,762
Omega Flex, Inc. (a)	258	2,748

	Shares	Value
Oshkosh Truck Corp. (a)(d)	75,655	$ 1,917,098
PACCAR, Inc. (d)	304,712	12,161,056
Pall Corp.	95,284	5,289,215
Parker Hannifin Corp.	134,545	10,760,909
Pentair, Inc. (d)	82,460	3,504,550
PMFG, Inc. (a)	15,367	110,642
Proto Labs, Inc. (d)	2,499	78,619
RBC Bearings, Inc. (a)(d)	21,831	1,004,008
Rexnord Corp.	17,609	265,015
Robbins & Myers, Inc.	32,129	1,921,957
Sauer-Danfoss, Inc.	13,027	496,720
Snap-On, Inc.	47,454	3,294,257
SPX Corp.	43,036	2,750,000
Stanley Black & Decker, Inc.	148,959	9,798,523
Sun Hydraulics Corp. (d)	19,343	447,790
Tecumseh Products Co. Class A (non-vtg.) (a)	29,489	155,997
Tennant Co.	13,999	587,258
Terex Corp. (a)	89,801	1,981,908
Timken Co.	75,024	3,012,964
Titan International, Inc. (d)	31,894	665,947
Toro Co. (d)	58,344	2,170,397
TriMas Corp. (a)(d)	46,817	1,006,566
Trinity Industries, Inc.	66,006	1,870,610
Twin Disc, Inc. (d)	7,177	132,846
Valmont Industries, Inc. (d)	19,818	2,511,932
Wabash National Corp. (a)(d)	74,589	499,000
WABCO Holdings, Inc. (a)	53,197	3,123,728
Wabtec Corp.	49,289	3,851,442
Watts Water Technologies, Inc. Class A	38,674	1,417,402
Woodward, Inc.	51,161	1,787,054
Xylem, Inc.	151,763	3,686,323
		292,052,080
Marine - 0.0%
Baltic Trading Ltd.	21,117	65,040
Eagle Bulk Shipping, Inc. (a)(d)	19,099	54,623
Genco Shipping & Trading Ltd. (a)(d)	78,839	227,845
International Shipholding Corp.	10,420	174,848
Kirby Corp. (a)(d)	46,266	2,435,905
Matson, Inc.	30,827	699,465
		3,657,726
Professional Services - 0.3%
Acacia Research Corp. - Acacia Technologies (a)(d)	31,494	829,552
Advisory Board Co. (a)(d)	32,138	1,424,678
Barrett Business Services, Inc.	6,681	169,297
CBIZ, Inc. (a)(d)	37,390	207,141
CDI Corp.	9,649	158,919
Corporate Executive Board Co.	26,015	1,211,258
CRA International, Inc. (a)(d)	15,589	247,086
CTPartners Executive Search, Inc. (a)	859	3,195
Dolan Co. (a)	21,177	75,178
Dun & Bradstreet Corp.	40,399	3,270,299
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Equifax, Inc.	102,771	$ 4,704,856
Exponent, Inc. (a)(d)	15,525	808,232
Franklin Covey Co. (a)	5,338	55,248
FTI Consulting, Inc. (a)(d)	68,234	1,774,766
GP Strategies Corp. (a)	7,843	157,252
Heidrick & Struggles International, Inc.	22,259	274,231
Hill International, Inc. (a)(d)	13,945	53,130
Hudson Global, Inc. (a)(d)	8,927	41,421
Huron Consulting Group, Inc. (a)	16,504	532,584
ICF International, Inc. (a)	17,107	377,038
IHS, Inc. Class A (a)(d)	51,981	5,927,913
Insperity, Inc.	15,769	385,552
Kelly Services, Inc. Class A (non-vtg.)	19,294	238,088
Kforce, Inc. (a)	25,995	304,661
Korn/Ferry International (a)	33,723	482,239
Manpower, Inc.	75,166	2,789,410
Mastech Holdings, Inc. (a)	299	1,585
MISTRAS Group, Inc. (a)	12,788	278,906
Navigant Consulting, Inc. (a)	41,733	461,150
Nielsen Holdings B.V. (a)	69,330	1,944,013
Odyssey Marine Exploration, Inc. (a)(d)	46,227	167,804
On Assignment, Inc. (a)(d)	26,316	434,477
Pendrell Corp. (a)	126,539	151,847
RCM Technologies, Inc. (a)	1,203	6,725
Resources Connection, Inc.	43,312	484,228
Robert Half International, Inc.	123,411	3,245,709
RPX Corp. (a)	14,564	170,981
Spherix, Inc. (a)	232	114
Towers Watson & Co.	48,457	2,632,184
TrueBlue, Inc. (a)	38,883	603,853
Verisk Analytics, Inc. (a)	115,570	5,607,456
VSE Corp.	1,834	42,567
WageWorks, Inc. (a)	5,471	93,335
		42,830,158
Road & Rail - 0.9%
AMERCO	6,519	606,593
Arkansas Best Corp.	18,872	173,245
Avis Budget Group, Inc. (a)(d)	83,503	1,371,119
Celadon Group, Inc.	62,978	1,039,767
Con-way, Inc.	51,304	1,555,024
Covenant Transport Group, Inc. Class A (a)	9,633	47,298
CSX Corp.	914,985	20,550,563
Dollar Thrifty Automotive Group, Inc. (a)	19,665	1,714,001
Genesee & Wyoming, Inc. Class A (a)(d)	33,064	2,101,548
Heartland Express, Inc. (d)	52,772	687,091
Hertz Global Holdings, Inc. (a)(d)	183,751	2,605,589
J.B. Hunt Transport Services, Inc. (d)	81,918	4,295,780
Kansas City Southern	94,754	7,327,327
Knight Transportation, Inc.	54,848	784,326
Landstar System, Inc.	39,848	1,883,615

	Shares	Value
Marten Transport Ltd.	20,799	$ 366,894
Norfolk Southern Corp.	287,752	20,850,510
Old Dominion Freight Lines, Inc. (a)(d)	46,240	2,070,627
Patriot Transportation Holding, Inc. (a)	1,312	33,653
Providence & Worcester Railroad Co.	4,631	56,035
Quality Distribution, Inc. (a)(d)	25,189	245,089
RailAmerica, Inc. (a)	21,609	592,087
Roadrunner Transportation Systems, Inc. (a)	12,158	212,522
Ryder System, Inc.	45,757	1,830,738
Saia, Inc. (a)	11,656	252,935
Swift Transporation Co. (a)(d)	51,169	417,027
Union Pacific Corp.	419,354	50,926,350
Universal Truckload Services, Inc.	4,618	65,483
USA Truck, Inc. (a)	1,841	6,830
Werner Enterprises, Inc. (d)	41,229	917,345
YRC Worldwide, Inc. (a)(d)	240	1,342
Zipcar, Inc. (a)(d)	19,521	154,216
		125,742,569
Trading Companies & Distributors - 0.3%
Aceto Corp.	32,506	290,604
AeroCentury Corp. (a)	688	7,706
Air Lease Corp. Class A (a)	64,973	1,339,743
Aircastle Ltd.	32,942	376,198
Applied Industrial Technologies, Inc.	26,028	1,058,819
Beacon Roofing Supply, Inc. (a)(d)	44,417	1,249,894
BlueLinx Corp. (a)	17,176	38,131
CAI International, Inc. (a)(d)	7,670	152,403
DXP Enterprises, Inc. (a)	5,908	272,418
Edgen Group, Inc. Class A	12,913	95,944
Essex Rental Corp. (a)(d)	16,688	61,746
Fastenal Co. (d)	253,150	10,908,234
GATX Corp.	39,127	1,610,467
H&E Equipment Services, Inc.	24,825	439,403
Houston Wire & Cable Co.	15,647	171,648
Interline Brands, Inc. (a)(d)	26,472	673,977
Kaman Corp. (d)	17,880	586,464
Lawson Products, Inc.	4,764	38,112
MRC Global, Inc.	21,717	478,426
MSC Industrial Direct Co., Inc. Class A (d)	35,219	2,440,677
Rush Enterprises, Inc. Class A (a)(d)	25,276	430,703
TAL International Group, Inc.	16,704	568,103
Textainer Group Holdings Ltd.	13,061	461,315
Titan Machinery, Inc. (a)	17,235	397,267
United Rentals, Inc. (a)(d)	63,377	2,047,711
W.W. Grainger, Inc. (d)	54,152	11,153,146
Watsco, Inc. (d)	25,351	1,912,986
WESCO International, Inc. (a)(d)	30,088	1,738,485
Willis Lease Finance Corp. (a)(d)	2,006	24,834
		41,025,564
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)(d)	18,229	$ 254,112
TOTAL INDUSTRIALS		1,426,463,084
INFORMATION TECHNOLOGY - 19.3%
Communications Equipment - 1.8%
Acme Packet, Inc. (a)(d)	46,234	882,607
ADTRAN, Inc. (d)	58,980	1,196,704
Alliance Fiber Optic Products, Inc. (a)	9,573	87,497
Ambient Corp. (a)(d)	1,932	10,143
Anaren, Inc. (a)	42,259	832,925
Arris Group, Inc. (a)(d)	84,319	1,149,268
Aruba Networks, Inc. (a)(d)	82,746	1,625,959
Aviat Networks, Inc. (a)	66,605	151,859
Bel Fuse, Inc. Class B (non-vtg.)	7,032	136,983
Black Box Corp.	16,753	435,410
Blonder Tongue Laboratories, Inc. (a)	3,352	3,352
Brocade Communications Systems, Inc. (a)	336,853	1,953,747
CalAmp Corp. (a)	16,135	122,626
Calix Networks, Inc. (a)(d)	19,283	102,393
Ciena Corp. (a)(d)	74,814	1,022,707
Cisco Systems, Inc.	4,700,247	89,680,713
Clearfield, Inc. (a)	2,407	12,324
Communications Systems, Inc.	4,311	48,542
Comtech Telecommunications Corp. (d)	22,438	630,957
Digi International, Inc. (a)(d)	21,456	221,640
Ditech Networks, Inc. (a)	7,261	5,954
EchoStar Holding Corp. Class A (a)	37,522	1,013,469
EMCORE Corp. (a)(d)	14,875	69,913
Emulex Corp. (a)	66,808	457,635
Entrada Networks, Inc. (a)	150	0
Extreme Networks, Inc. (a)(d)	100,558	357,986
F5 Networks, Inc. (a)	66,859	6,518,084
Finisar Corp. (a)(d)	64,308	883,592
Globecomm Systems, Inc. (a)(d)	11,676	139,061
Harmonic, Inc. (a)	75,490	344,989
Harris Corp.	108,567	5,105,906
Infinera Corp. (a)(d)	140,398	797,461
InterDigital, Inc. (d)	37,438	1,263,533
Ixia (a)(d)	41,525	616,231
JDS Uniphase Corp. (a)	177,119	1,981,962
Juniper Networks, Inc. (a)	460,665	8,033,998
KVH Industries, Inc. (a)(d)	23,641	320,572
Lantronix, Inc. (a)	71	129
Loral Space & Communications Ltd.	10,995	807,253
Meru Networks, Inc. (a)(d)	20,865	61,760
Motorola Solutions, Inc.	260,084	12,395,603
NETGEAR, Inc. (a)(d)	32,032	1,171,410
Network Engines, Inc. (a)	28,981	41,443
NumereX Corp. Class A (a)(d)	2,670	27,821

	Shares	Value
Oclaro, Inc. (a)(d)	45,198	$ 116,159
Oplink Communications, Inc. (a)	15,273	245,437
Optical Cable Corp.	564	2,171
Palo Alto Networks, Inc. (d)	5,818	374,563
Parkervision, Inc. (a)(d)	48,457	111,451
PC-Tel, Inc.	2,259	14,232
Performance Technologies, Inc. (a)	2,977	4,049
Plantronics, Inc.	39,954	1,424,760
Polycom, Inc. (a)	189,613	1,975,767
Powerwave Technologies, Inc. (a)(d)	17,873	6,792
Procera Networks, Inc. (a)	21,122	447,575
QUALCOMM, Inc.	1,500,440	92,217,042
Relm Wireless Corp. (a)	9,436	17,457
Riverbed Technology, Inc. (a)	133,318	2,665,027
ShoreTel, Inc. (a)(d)	4,948	19,792
Sonus Networks, Inc. (a)	223,825	431,982
Sycamore Networks, Inc. (a)	13,906	205,531
Symmetricom, Inc. (a)	21,713	133,752
Tellabs, Inc.	247,829	879,793
Telular Corp.	1,806	17,283
Tessco Technologies, Inc.	3,361	63,691
Ubiquiti Networks, Inc. (d)	4,528	54,427
ViaSat, Inc. (a)(d)	35,696	1,381,435
Westell Technologies, Inc. Class A (a)	20,974	44,884
Zhone Technologies, Inc. (a)	5,862	3,517
Zoom Technologies, Inc. (a)(d)	31,336	30,772
		245,613,462
Computers & Peripherals - 5.1%
3D Systems Corp. (a)(d)	34,038	1,487,801
Apple, Inc.	811,655	539,945,344
Astro-Med, Inc.	4,606	37,539
Avid Technology, Inc. (a)(d)	34,710	319,679
Concurrent Computer Corp.	987	4,224
Cray, Inc. (a)	32,010	365,234
Crossroads Systems, Inc. (a)	3,524	14,026
Datalink Corp. (a)(d)	9,248	77,221
Dataram Corp. (a)	3,336	1,719
Dell, Inc.	1,384,312	14,659,864
Diebold, Inc.	54,057	1,761,177
Dot Hill Systems Corp. (a)	109,713	123,976
Electronics for Imaging, Inc. (a)	55,580	858,711
EMC Corp. (a)	1,839,858	48,369,867
Fusion-io, Inc. (a)(d)	45,268	1,268,409
Hauppauge Digital, Inc. (a)	430	538
Hewlett-Packard Co.	1,740,455	29,378,880
Hutchinson Technology, Inc. (a)(d)	34,936	57,994
iGO, Inc. (a)	68,212	33,287
Imation Corp. (a)(d)	19,750	112,773
Immersion Corp. (a)(d)	59,681	342,569
Intermec, Inc. (a)	37,733	223,379
Interphase Corp. (a)	10,718	39,978
Intevac, Inc. (a)(d)	17,689	109,672
Lexmark International, Inc. Class A	56,069	1,217,258
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
NCR Corp. (a)	131,978	$ 2,954,987
NetApp, Inc. (a)	339,363	11,714,811
Novatel Wireless, Inc. (a)	27,517	55,860
OCZ Technology Group, Inc. (a)(d)	45,585	258,011
Overland Storage, Inc. (a)	596	1,132
Presstek, Inc. (a)	7,291	3,573
QLogic Corp. (a)	79,628	969,073
Quantum Corp. (a)(d)	153,724	245,958
Rimage Corp.	6,017	41,397
SanDisk Corp. (a)	212,851	8,773,718
Scan-Optics, Inc. (a)	300	0
Seagate Technology (d)	365,627	11,703,720
Silicon Graphics International Corp. (a)(d)	32,579	278,225
STEC, Inc. (a)(d)	29,627	219,536
Stratasys, Inc. (a)(d)	19,165	1,239,209
Super Micro Computer, Inc. (a)	26,807	330,530
Synaptics, Inc. (a)	22,919	697,196
Transact Technologies, Inc. (a)	3,411	24,457
USA Technologies, Inc. (a)(d)	38,549	54,740
Video Display Corp. (a)	2,957	13,602
Western Digital Corp. (a)	223,974	9,366,593
		689,757,447
Electronic Equipment & Components - 0.7%
Advanced Photonix, Inc. Class A (a)	4,544	2,817
Aeroflex Holding Corp. (a)	11,165	79,272
Agilysys, Inc. (a)(d)	38,149	316,255
Amphenol Corp. Class A	142,497	8,673,792
Anixter International, Inc. (d)	21,905	1,317,148
Arrow Electronics, Inc. (a)	128,186	4,646,743
Audience, Inc.	4,453	80,466
Avnet, Inc. (a)	130,776	4,212,295
AVX Corp.	35,625	364,800
Badger Meter, Inc.	35,716	1,211,130
Benchmark Electronics, Inc. (a)	50,023	802,869
BrightPoint, Inc. (a)	123,441	1,107,266
Checkpoint Systems, Inc. (a)(d)	27,013	215,834
ClearSign Combustion Corp. (a)(d)	2,567	18,354
Cognex Corp.	54,520	1,967,627
Coherent, Inc. (a)(d)	20,405	960,871
Corning, Inc.	1,372,498	16,456,251
CTS Corp.	18,339	180,639
Daktronics, Inc.	32,196	307,794
Document Security Systems, Inc. (a)(d)	10,726	39,257
Dolby Laboratories, Inc. Class A (a)(d)	41,734	1,384,734
DTS, Inc. (a)(d)	19,732	442,983
Echelon Corp. (a)	32,190	107,193
Electro Rent Corp.	12,184	208,590
Electro Scientific Industries, Inc.	21,640	265,306
eMagin Corp. (a)(d)	5,084	23,132
Fabrinet (a)	16,812	201,408

	Shares	Value
FARO Technologies, Inc. (a)(d)	18,648	$ 735,664
FEI Co. (d)	30,148	1,619,249
FLIR Systems, Inc.	126,251	2,499,770
Frequency Electronics, Inc. (a)	430	3,732
Giga-Tronics, Inc. (a)	2,579	4,255
I. D. Systems Inc. (a)	6,071	30,234
Identive Group, Inc. (a)	106,182	74,327
IEC Electronics Corp. (a)	86	493
Ingram Micro, Inc. Class A (a)	145,788	2,226,183
Insight Enterprises, Inc. (a)(d)	31,583	567,231
InvenSense, Inc.	24,022	302,197
IPG Photonics Corp. (a)(d)	26,878	1,652,728
Iteris, Inc. (a)	1,032	1,569
Itron, Inc. (a)(d)	32,926	1,427,671
Jabil Circuit, Inc.	156,276	3,559,967
KEMET Corp. (a)	26,217	122,171
LightPath Technologies, Inc. Class A (a)	376	387
Littelfuse, Inc.	21,280	1,091,451
LoJack Corp. (a)	24,621	61,799
LRAD Corp. (a)	56,581	63,371
Maxwell Technologies, Inc. (a)(d)	15,285	116,319
Measurement Specialties, Inc. (a)(d)	15,282	496,359
Mercury Computer Systems, Inc. (a)(d)	23,393	228,316
Mesa Laboratories, Inc.	2,184	102,714
Methode Electronics, Inc. Class A	27,713	260,225
MicroVision, Inc. (a)(d)	33,140	91,466
MOCON, Inc.	2,209	32,251
Molex, Inc.	125,980	3,344,769
MTS Systems Corp.	16,730	850,051
Multi-Fineline Electronix, Inc. (a)	10,240	250,880
National Instruments Corp. (d)	77,745	2,002,711
Neonode, Inc. (a)(d)	20,693	82,358
NetList, Inc. (a)(d)	104,599	178,864
Newport Corp. (a)	23,268	289,221
OSI Systems, Inc. (a)(d)	17,430	1,291,563
Park Electrochemical Corp.	16,314	423,838
PC Connection, Inc.	6,039	73,615
PC Mall, Inc. (a)	4,077	23,891
Planar Systems, Inc. (a)	2,277	2,960
Plexus Corp. (a)(d)	33,577	1,003,617
Power-One, Inc. (a)	66,414	407,782
Pulse Electronics Corp.	50,135	56,151
RadiSys Corp. (a)	9,220	33,653
RealD, Inc. (a)(d)	37,860	375,193
Research Frontiers, Inc. (a)	1,719	5,432
Richardson Electronics Ltd.	23,707	283,773
Rofin-Sinar Technologies, Inc. (a)(d)	22,270	483,927
Rogers Corp. (a)	16,870	671,257
Sanmina-SCI Corp. (a)	57,434	496,230
ScanSource, Inc. (a)(d)	19,738	596,877
SYNNEX Corp. (a)(d)	16,578	572,438
TE Connectivity Ltd.	360,324	12,672,595
Tech Data Corp. (a)(d)	34,347	1,668,577
Trimble Navigation Ltd. (a)(d)	112,371	5,511,798
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
TTM Technologies, Inc. (a)(d)	45,522	$ 482,533
Uni-Pixel Inc. (a)	8,000	48,240
Universal Display Corp. (a)(d)	32,522	1,312,913
Viasystems Group, Inc. (a)	4,710	71,639
Vishay Intertechnology, Inc. (a)(d)	124,817	1,193,251
Vishay Precision Group, Inc. (a)	9,596	129,930
Wayside Technology Group, Inc.	1,232	15,696
Wireless Telecom Group, Inc. (a)	11,200	14,896
Zygo Corp. (a)	9,828	190,368
		100,080,412
Internet Software & Services - 2.1%
Active Network, Inc. (a)	30,019	338,014
Akamai Technologies, Inc. (a)	154,051	5,778,453
Ancestry.com, Inc. (a)(d)	20,613	640,652
AOL, Inc. (a)(d)	124,137	4,179,693
Autobytel, Inc. (a)	1,148	4,144
Bankrate, Inc. (a)	33,840	581,371
Bazaarvoice, Inc. (d)	15,833	234,962
Blucora, Inc. (a)	32,776	505,078
BroadVision, Inc. (a)	490	3,915
Carbonite, Inc.	4,801	36,296
comScore, Inc. (a)(d)	21,331	301,194
Constant Contact, Inc. (a)(d)	30,835	602,824
Cornerstone OnDemand, Inc. (a)	18,674	500,650
CoStar Group, Inc. (a)(d)	18,819	1,529,044
Crexendo, Inc.	6,585	24,167
DealerTrack Holdings, Inc. (a)	34,664	959,846
Demand Media, Inc. (a)(d)	24,152	245,143
Demandware, Inc.	4,350	113,100
Dice Holdings, Inc. (a)(d)	35,391	282,420
Digital River, Inc. (a)	26,434	440,390
EarthLink, Inc.	80,611	538,481
eBay, Inc. (a)	969,254	46,010,487
eGain Communications Corp. (a)	8,558	41,677
Equinix, Inc. (a)(d)	42,675	8,434,714
ExactTarget, Inc.	3,985	84,362
Facebook, Inc. Class A (d)	446,100	8,065,488
FriendFinder Networks, Inc. (a)(d)	17,170	12,706
GlowPoint, Inc. (a)	18,770	40,168
Google, Inc. Class A (a)	221,938	152,047,504
IAC/InterActiveCorp	59,783	3,099,151
Internap Network Services Corp. (a)(d)	34,998	251,986
IntraLinks Holdings, Inc. (a)	36,458	197,602
iPass, Inc. (a)(d)	22,438	40,837
j2 Global, Inc.	38,868	1,145,440
Keynote Systems, Inc.	17,976	236,025
KIT digital, Inc. (a)(d)	144,562	469,827
Limelight Networks, Inc. (a)(d)	33,081	76,417
LinkedIn Corp. (a)(d)	52,535	5,637,006
Liquidity Services, Inc. (a)(d)	21,953	1,150,118
LivePerson, Inc. (a)(d)	36,057	594,941

	Shares	Value
Local.com Corp. (a)	28,399	$ 56,230
LogMeIn, Inc. (a)	22,955	504,551
Marchex, Inc. Class B	28,685	97,242
Market Leader, Inc. (a)	5,306	26,689
MeetMe, Inc. (a)(d)	18,724	45,874
Millennial Media, Inc. (d)	5,458	62,931
Monster Worldwide, Inc. (a)(d)	89,914	626,701
Move, Inc. (a)	35,516	276,314
NIC, Inc. (d)	78,994	1,139,883
Onstream Media Corp. (a)	29	17
OpenTable, Inc. (a)(d)	17,198	730,055
Perficient, Inc. (a)	18,309	196,089
QuinStreet, Inc. (a)	17,620	151,003
Rackspace Hosting, Inc. (a)(d)	122,641	7,356,007
RealNetworks, Inc.	28,670	227,640
Responsys, Inc. (a)	13,609	130,510
Saba Software, Inc. (a)(d)	20,826	195,764
SciQuest, Inc. (a)	7,578	127,689
Selectica, Inc. (a)	552	2,109
SPS Commerce, Inc. (a)	5,106	178,455
Stamps.com, Inc. (a)	5,476	121,239
Support.com, Inc. (a)	117,655	362,377
Synacor, Inc. (d)	5,439	43,186
TechTarget, Inc. (a)	1,217	6,840
TheStreet.com, Inc.	3,696	5,137
Travelzoo, Inc. (a)(d)	5,383	121,440
United Online, Inc.	71,982	358,470
Unwired Planet, Inc. (a)(d)	76,683	131,128
ValueClick, Inc. (a)(d)	62,448	1,015,404
VeriSign, Inc. (a)(d)	129,741	6,186,051
VistaPrint Ltd. (a)(d)	28,654	1,033,550
Vocus, Inc. (a)(d)	23,379	454,020
Web.com Group, Inc. (a)	25,389	422,727
WebMD Health Corp. (a)(d)	42,908	641,046
WebMediaBrands, Inc. (a)	147	453
XO Group, Inc. (a)(d)	29,832	236,866
Yahoo!, Inc. (a)	1,002,327	14,684,091
Yelp, Inc. (d)	3,062	67,364
Zix Corp. (a)	43,773	112,497
		283,611,932
IT Services - 3.5%
Accenture PLC Class A	613,131	37,768,870
Acxiom Corp. (a)	66,136	1,128,280
Alliance Data Systems Corp. (a)	50,917	7,008,725
Analysts International Corp. (a)	1,000	3,860
Automatic Data Processing, Inc.	430,042	24,976,839
Booz Allen Hamilton Holding Corp. Class A (d)	22,456	412,292
Broadridge Financial Solutions, Inc.	87,381	2,069,182
CACI International, Inc. Class A (a)(d)	20,462	1,092,466
Cardtronics, Inc. (a)	33,554	947,901
Cass Information Systems, Inc.	3,596	143,912
Ciber, Inc. (a)	53,912	187,075
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Cognizant Technology Solutions Corp. Class A (a)	262,439	$ 16,869,579
Computer Sciences Corp.	132,525	4,268,630
Computer Task Group, Inc. (a)	4,854	77,664
Convergys Corp. (d)	80,658	1,251,006
CoreLogic, Inc. (a)	88,040	2,165,784
CSG Systems International, Inc. (a)(d)	47,456	1,006,542
CSP, Inc.	3,696	16,706
DST Systems, Inc.	31,684	1,612,082
Dynamics Research Corp. (a)	2,443	14,536
Edgewater Technology, Inc. (a)	2,875	10,983
EPAM Systems, Inc. (d)	6,277	109,848
Euronet Worldwide, Inc. (a)(d)	36,875	654,900
ExlService Holdings, Inc. (a)(d)	20,701	533,465
Fidelity National Information Services, Inc.	242,609	7,642,184
Fiserv, Inc. (a)	126,468	9,018,433
FleetCor Technologies, Inc. (a)	39,405	1,701,508
Forrester Research, Inc.	10,441	305,712
Gartner, Inc. Class A (a)(d)	74,803	3,694,520
Genpact Ltd.	104,362	1,904,607
Global Cash Access Holdings, Inc. (a)(d)	58,402	447,943
Global Payments, Inc.	62,757	2,613,829
Hackett Group, Inc. (a)	12,619	47,321
Heartland Payment Systems, Inc.	30,852	937,284
Higher One Holdings, Inc. (a)(d)	26,817	330,654
IBM Corp. (d)	965,097	188,049,150
iGate Corp. (a)(d)	19,383	312,260
Information Services Group, Inc. (a)	18,000	21,960
Innodata, Inc. (a)(d)	14,010	57,721
Jack Henry & Associates, Inc.	77,862	2,877,780
Lender Processing Services, Inc.	67,472	1,893,939
Lionbridge Technologies, Inc. (a)	34,685	121,744
ManTech International Corp. Class A	23,021	515,670
MasterCard, Inc. Class A	90,335	38,202,672
Mattersight Corp. (a)	4,307	23,904
Maximus, Inc.	30,123	1,638,390
ModusLink Global Solutions, Inc. (a)	31,030	94,642
MoneyGram International, Inc. (a)	66,937	1,067,645
NCI, Inc. Class A (a)(d)	12,261	89,628
NeuStar, Inc. Class A (a)(d)	51,899	1,949,845
Online Resources Corp. (a)	26,280	69,642
Paychex, Inc.	286,984	9,545,088
PFSweb, Inc. (a)	1,815	4,628
PRG-Schultz International, Inc. (a)	5,640	45,797
SAIC, Inc.	273,792	3,343,000
Sapient Corp. (d)	97,843	989,193
ServiceSource International, Inc. (a)	26,438	244,816
StarTek, Inc. (a)	2,150	6,343
Storage Engine, Inc. (a)	434	0
Syntel, Inc. (d)	16,557	965,273

	Shares	Value
Teletech Holdings, Inc. (a)	19,293	$ 318,527
Teradata Corp. (a)	144,919	11,068,913
The Management Network Group, Inc. (a)	206	443
The Western Union Co.	522,279	9,197,333
TNS, Inc. (a)	26,351	384,988
Total System Services, Inc.	171,609	3,977,897
Unisys Corp. (a)	35,389	747,770
Vantiv, Inc.	21,515	485,378
VeriFone Systems, Inc. (a)(d)	89,774	3,118,749
Virtusa Corp. (a)	9,712	164,133
Visa, Inc. Class A	466,136	59,781,942
Wright Express Corp. (a)(d)	31,092	2,047,097
		476,399,022
Office Electronics - 0.1%
Xerox Corp.	1,207,010	8,895,664
Zebra Technologies Corp. Class A (a)	39,540	1,474,447
		10,370,111
Semiconductors & Semiconductor Equipment - 2.2%
Advanced Energy Industries, Inc. (a)	31,081	396,904
Advanced Micro Devices, Inc. (a)(d)	466,780	1,736,422
AEHR Test Systems (a)	3,126	3,439
Aetrium, Inc. (a)	2,064	2,188
Altera Corp.	277,871	10,372,924
Amkor Technology, Inc. (a)(d)	114,967	539,195
Amtech Systems, Inc. (a)(d)	12,381	48,781
ANADIGICS, Inc. (a)(d)	74,954	87,696
Analog Devices, Inc.	259,067	10,295,323
Applied Materials, Inc.	1,097,065	12,824,690
Applied Micro Circuits Corp. (a)(d)	98,689	504,301
Atmel Corp. (a)	373,294	2,213,633
ATMI, Inc. (a)(d)	23,384	442,191
AuthenTec, Inc. (a)	19,562	156,692
Axcelis Technologies, Inc. (a)	87,264	91,627
AXT, Inc. (a)	31,515	105,575
Broadcom Corp. Class A	401,108	14,251,367
Brooks Automation, Inc.	46,495	372,425
BTU International, Inc. (a)	4,067	9,232
Cabot Microelectronics Corp. (d)	30,653	1,019,825
Cavium, Inc. (a)	39,294	1,269,196
Ceva, Inc. (a)(d)	14,448	232,902
Cirrus Logic, Inc. (a)(d)	54,354	2,264,931
Cohu, Inc.	18,095	159,236
Cree, Inc. (a)(d)	95,925	2,705,085
CVD Equipment Corp. (a)(d)	24,298	261,932
Cymer, Inc. (a)(d)	24,391	1,382,970
Cypress Semiconductor Corp.	214,263	2,487,593
Diodes, Inc. (a)(d)	26,894	497,270
DSP Group, Inc. (a)	34,788	199,335
Entegris, Inc. (a)	103,421	909,071
Entropic Communications, Inc. (a)(d)	140,222	761,405
Exar Corp. (a)	27,190	206,916
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Fairchild Semiconductor International, Inc. (a)(d)	100,014	$ 1,452,203
First Solar, Inc. (a)(d)	100,039	1,999,780
FormFactor, Inc. (a)	37,840	192,606
FSI International, Inc. (a)	26,930	166,158
GigOptix, Inc. (a)	17,428	39,039
GSI Technology, Inc. (a)	4,316	19,163
GT Advanced Technologies, Inc. (a)(d)	91,707	531,901
Hittite Microwave Corp. (a)(d)	24,952	1,306,736
Ikanos Communications, Inc. (a)	35,040	32,587
Inphi Corp. (a)	18,384	218,402
Integrated Device Technology, Inc. (a)(d)	100,471	534,506
Integrated Silicon Solution, Inc. (a)	27,085	268,412
Intel Corp.	4,408,831	109,471,274
International Rectifier Corp. (a)(d)	50,327	876,193
Intersil Corp. Class A	88,851	784,554
Intest Corp. (a)	2,175	5,699
IXYS Corp. (a)(d)	38,644	376,006
KLA-Tencor Corp. (d)	158,007	8,107,339
Kopin Corp. (a)(d)	42,598	148,667
Kulicke & Soffa Industries, Inc. (a)	54,346	615,740
Lam Research Corp. (a)	168,446	5,749,062
Lattice Semiconductor Corp. (a)	136,230	529,935
Linear Technology Corp.	167,098	5,518,411
LSI Corp. (a)	467,228	3,639,706
LTX-Credence Corp. (a)	48,731	277,279
M/A-COM Technology Solutions, Inc.	10,000	115,200
Marvell Technology Group Ltd.	465,712	4,740,948
Mattson Technology, Inc. (a)(d)	39,367	36,985
Maxim Integrated Products, Inc.	250,635	6,802,234
MaxLinear, Inc. Class A (a)	10,522	60,081
MEMC Electronic Materials, Inc. (a)(d)	169,051	453,057
Micrel, Inc.	33,398	331,976
Microchip Technology, Inc. (d)	152,363	5,294,614
Micron Technology, Inc. (a)	838,364	5,206,240
Microsemi Corp. (a)(d)	65,742	1,308,923
Mindspeed Technologies, Inc. (a)(d)	20,470	53,017
MIPS Technologies, Inc. (a)(d)	41,504	275,587
MKS Instruments, Inc.	37,798	1,024,704
Monolithic Power Systems, Inc. (a)	35,284	760,723
MoSys, Inc. (a)(d)	9,566	32,620
Nanometrics, Inc. (a)(d)	28,664	436,553
NeoPhotonics Corp. (a)	11,524	63,958
NVE Corp. (a)(d)	6,043	339,677
NVIDIA Corp. (a)	527,325	7,398,370
Omnivision Technologies, Inc. (a)(d)	44,394	721,403
ON Semiconductor Corp. (a)	400,227	2,493,414
PDF Solutions, Inc. (a)	12,716	153,228
Peregrine Semiconductor Corp.	5,341	84,922
Pericom Semiconductor Corp. (a)	17,514	140,637
Photronics, Inc. (a)(d)	74,723	438,624

	Shares	Value
Pixelworks, Inc. (a)	11,868	$ 40,233
PLX Technology, Inc. (a)	29,807	169,900
PMC-Sierra, Inc. (a)(d)	166,615	974,698
Power Integrations, Inc.	28,590	990,358
QuickLogic Corp. (a)(d)	26,338	70,586
Rambus, Inc. (a)(d)	76,083	325,635
Ramtron International Corp. (a)	22,353	63,483
RF Micro Devices, Inc. (a)(d)	198,693	745,099
Rubicon Technology, Inc. (a)(d)	18,271	153,842
Rudolph Technologies, Inc. (a)(d)	17,933	167,494
Semtech Corp. (a)(d)	45,838	1,123,948
Sigma Designs, Inc. (a)(d)	22,818	156,760
Silicon Image, Inc. (a)	84,424	399,326
Silicon Laboratories, Inc. (a)	36,210	1,384,670
Skyworks Solutions, Inc. (a)	197,217	6,007,230
Spansion, Inc. Class A	38,055	434,969
STR Holdings, Inc. (a)(d)	37,233	118,773
SunPower Corp. (a)(d)	29,517	132,236
Supertex, Inc. (a)	19,548	337,985
Teradyne, Inc. (a)(d)	178,524	2,788,545
Tessera Technologies, Inc.	44,982	686,875
Texas Instruments, Inc.	983,319	28,555,584
TranSwitch Corp. (a)	16,133	16,133
TriQuint Semiconductor, Inc. (a)(d)	138,618	770,716
Ultra Clean Holdings, Inc. (a)(d)	12,895	75,823
Ultratech, Inc. (a)	31,408	1,035,836
Veeco Instruments, Inc. (a)(d)	36,173	1,240,734
Vitesse Semiconductor Corp. (a)(d)	9,484	23,141
Volterra Semiconductor Corp. (a)	28,138	670,529
Xilinx, Inc. (d)	212,435	7,203,671
		307,306,137
Software - 3.8%
Accelrys, Inc. (a)(d)	29,972	230,485
ACI Worldwide, Inc. (a)	37,489	1,626,273
Activision Blizzard, Inc. (d)	342,289	4,025,319
Actuate Corp. (a)	42,170	294,768
Adobe Systems, Inc. (a)	434,575	13,589,160
Advent Software, Inc. (a)(d)	32,795	779,209
American Software, Inc. Class A	10,878	89,635
ANSYS, Inc. (a)(d)	78,416	5,465,595
Ariba, Inc. (a)	85,173	3,806,381
Aspen Technology, Inc. (a)	80,938	1,973,268
Autodesk, Inc. (a)	190,778	5,923,657
Blackbaud, Inc.	29,935	729,815
BMC Software, Inc. (a)	135,415	5,606,181
Bottomline Technologies, Inc. (a)(d)	34,478	773,686
BroadSoft, Inc. (a)	20,047	725,902
BSQUARE Corp. (a)	11,182	31,421
CA Technologies, Inc.	349,083	9,086,630
Cadence Design Systems, Inc. (a)(d)	209,415	2,764,278
Callidus Software, Inc. (a)(d)	12,639	56,496
Citrix Systems, Inc. (a)	169,780	13,190,208
CommVault Systems, Inc. (a)(d)	36,151	1,822,733
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Compuware Corp. (a)	168,002	$ 1,680,020
Comverse Technology, Inc. (a)	148,839	893,034
Concur Technologies, Inc. (a)(d)	38,435	2,782,694
Datawatch Corp. (a)	1,950	36,992
Deltek, Inc. (a)(d)	8,196	106,056
Digimarc Corp.	3,041	66,111
Ebix, Inc. (d)	31,393	753,118
Electronic Arts, Inc. (a)	280,403	3,737,772
Ellie Mae, Inc. (a)	15,823	407,759
Eloqua, Inc.	7,775	108,772
Envivio, Inc.	6,801	17,887
EPIQ Systems, Inc.	38,746	454,103
ePlus, Inc. (a)	1,206	41,064
Evolving Systems, Inc.	4,973	31,877
FactSet Research Systems, Inc.	34,299	3,164,769
Fair Isaac Corp.	37,437	1,598,934
FalconStor Software, Inc. (a)	21,866	40,015
Fonix Corp. (a)	1	0
Fortinet, Inc. (a)	124,790	3,308,183
Glu Mobile, Inc. (a)(d)	143,946	726,927
GSE Systems, Inc. (a)	388	733
Guidance Software, Inc. (a)	3,531	37,040
Guidewire Software, Inc.	14,428	411,919
Imperva, Inc.	3,643	110,346
Infoblox, Inc.	6,361	138,606
Informatica Corp. (a)	99,837	3,254,686
Interactive Intelligence Group, Inc. (a)	8,029	237,337
Intuit, Inc.	232,658	13,619,799
JDA Software Group, Inc. (a)(d)	38,809	1,195,317
Jive Software, Inc. (d)	9,842	148,516
Kenexa Corp. (a)	15,879	727,893
Majesco Entertainment Co. (a)(d)	19,952	33,918
Manhattan Associates, Inc. (a)	20,570	1,040,431
Marlborough Software Development Holdings, Inc.	5,202	2,497
Mentor Graphics Corp. (a)	80,500	1,330,665
MICROS Systems, Inc. (a)(d)	71,058	3,599,798
Microsoft Corp.	6,544,446	201,699,826
MicroStrategy, Inc. Class A (a)(d)	7,880	989,019
Mitek Systems, Inc. (a)(d)	15,896	72,168
Monotype Imaging Holdings, Inc. (d)	21,266	320,904
Motricity, Inc. (a)(d)	42,402	19,081
Motricity, Inc. rights 10/3/12 (a)	42,402	424
NetScout Systems, Inc. (a)(d)	29,548	701,765
NetSol Technologies, Inc. (a)	10,165	46,962
NetSuite, Inc. (a)	30,845	1,754,464
Nuance Communications, Inc. (a)(d)	213,353	5,088,469
Opnet Technologies, Inc. (d)	9,587	299,306
Oracle Corp.	3,346,734	105,924,131
Parametric Technology Corp. (a)(d)	99,151	2,106,959

	Shares	Value
Peerless Systems Corp. (a)	172	$ 671
Pegasystems, Inc.	16,328	441,346
Pervasive Software, Inc. (a)	4,203	34,969
Progress Software Corp. (a)(d)	47,192	907,502
Proofpoint, Inc. (d)	5,296	68,742
PROS Holdings, Inc. (a)(d)	12,895	222,826
QAD, Inc. Class B	4,298	50,416
QLIK Technologies, Inc. (a)	62,425	1,320,289
Quest Software, Inc. (a)	47,751	1,334,640
RealPage, Inc. (a)(d)	33,089	844,100
Red Hat, Inc. (a)	168,604	9,448,568
Rosetta Stone, Inc. (a)	8,315	95,706
Rovi Corp. (a)	86,281	1,323,551
salesforce.com, Inc. (a)(d)	107,596	15,620,787
SeaChange International, Inc. (a)	17,668	144,171
ServiceNow, Inc. (d)	10,394	323,253
Smith Micro Software, Inc. (a)	41,455	69,644
SolarWinds, Inc. (a)	51,523	2,827,582
Solera Holdings, Inc.	55,386	2,278,026
Sonic Foundry, Inc. (a)	155	1,232
Sourcefire, Inc. (a)(d)	26,600	1,380,274
Splunk, Inc.	11,803	406,023
SS&C Technologies Holdings, Inc. (a)	27,719	614,807
Symantec Corp. (a)	626,461	11,169,800
Synchronoss Technologies, Inc. (a)(d)	29,419	676,931
Synopsys, Inc. (a)	144,793	4,782,513
Take-Two Interactive Software, Inc. (a)(d)	62,163	637,171
Tangoe, Inc. (a)(d)	62,161	1,007,008
TeleCommunication Systems, Inc. Class A (a)(d)	49,377	86,904
TeleNav, Inc. (a)	12,035	72,691
THQ, Inc. (a)(d)	7,682	36,874
TIBCO Software, Inc. (a)(d)	135,292	4,047,937
TiVo, Inc. (a)	82,213	747,316
Tyler Technologies, Inc. (a)(d)	30,080	1,211,021
Ultimate Software Group, Inc. (a)(d)	21,830	2,165,318
Vasco Data Security International, Inc. (a)(d)	30,246	284,917
Verint Systems, Inc. (a)(d)	23,323	667,737
Versant Corp. (a)	1,506	14,699
VirnetX Holding Corp. (a)(d)	42,196	1,097,518
VMware, Inc. Class A (a)(d)	65,012	5,788,668
Vringo, Inc. (a)(d)	13,856	43,646
Wave Systems Corp. Class A (a)(d)	52,444	50,871
Websense, Inc. (a)	31,243	480,517
Zynga, Inc.	81,974	229,527
		512,518,875
TOTAL INFORMATION TECHNOLOGY		2,625,657,398
MATERIALS - 3.8%
Chemicals - 2.4%
A. Schulman, Inc.	30,292	735,793
ADA-ES, Inc. (a)(d)	14,209	333,201
Air Products & Chemicals, Inc.	180,906	14,939,217
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Airgas, Inc.	55,012	$ 4,569,847
Albemarle Corp.	73,182	4,005,251
American Pacific Corp. (a)	688	8,304
American Vanguard Corp. (d)	23,997	705,992
Arabian American Development Co. (a)(d)	28,770	277,343
Ashland, Inc.	55,241	4,067,395
Balchem Corp.	26,952	983,209
Cabot Corp.	56,337	1,962,218
Calgon Carbon Corp. (a)(d)	83,129	1,134,711
Celanese Corp. Class A	137,957	5,278,235
CF Industries Holdings, Inc.	60,942	12,615,603
Chase Corp.	859	13,976
Chemtura Corp. (a)	82,324	1,360,816
Clean Diesel Technologies, Inc. (a)(d)	42,378	97,893
Core Molding Technologies, Inc. (a)	5,919	44,215
Cytec Industries, Inc.	37,333	2,556,191
Dow Chemical Co.	1,042,203	30,546,970
E.I. du Pont de Nemours & Co. (d)	804,319	40,014,870
Eastman Chemical Co.	130,465	7,209,496
Ecolab, Inc.	229,294	14,681,695
Ferro Corp. (a)(d)	55,113	180,771
Flotek Industries, Inc. (a)(d)	68,404	809,219
FMC Corp.	121,464	6,597,924
FutureFuel Corp.	9,540	98,453
Georgia Gulf Corp.	26,327	1,043,602
GSE Holding, Inc.	2,100	17,220
H.B. Fuller Co. (d)	32,855	999,121
Hawkins, Inc. (d)	5,329	205,806
Huntsman Corp.	154,748	2,225,276
Innophos Holdings, Inc.	16,934	800,809
International Flavors & Fragrances, Inc.	78,743	4,765,526
Intrepid Potash, Inc. (a)(d)	39,192	879,077
KMG Chemicals, Inc. (d)	10,303	188,854
Koppers Holdings, Inc.	22,254	721,252
Kraton Performance Polymers, Inc. (a)	20,094	431,016
Kronos Worldwide, Inc.	11,327	192,219
Landec Corp. (a)	25,874	253,565
LSB Industries, Inc. (a)	18,952	714,490
LyondellBasell Industries NV Class A	307,140	15,000,718
Material Sciences Corp. (a)	4,565	40,492
Minerals Technologies, Inc.	26,077	1,768,281
Monsanto Co.	466,177	40,608,678
NewMarket Corp. (d)	7,381	1,816,612
Olin Corp. (d)	49,032	1,050,756
OM Group, Inc. (a)(d)	23,696	436,954
OMNOVA Solutions, Inc. (a)	32,261	251,313
Penford Corp. (a)	6,469	47,288
PolyOne Corp.	70,747	1,116,388
PPG Industries, Inc.	132,789	14,609,446
Praxair, Inc.	259,473	27,374,402

	Shares	Value
Quaker Chemical Corp.	14,473	$ 680,955
Rockwood Holdings, Inc.	59,022	2,794,101
RPM International, Inc.	100,355	2,750,731
Senomyx, Inc. (a)	18,447	35,049
Sensient Technologies Corp.	58,886	2,111,063
Sherwin-Williams Co.	73,086	10,457,145
Sigma Aldrich Corp.	94,992	6,747,282
Spartech Corp. (a)	19,316	97,739
Stepan Co.	8,487	810,678
The Mosaic Co.	241,706	13,997,194
The Scotts Miracle-Gro Co. Class A	31,090	1,294,899
TPC Group, Inc. (a)	11,175	458,510
Tredegar Corp.	24,439	395,423
Tronox Ltd. Class A (d)	3,340	86,139
Valhi, Inc.	16,022	202,037
Valspar Corp.	85,270	4,548,302
W.R. Grace & Co. (a)	58,289	3,366,773
Westlake Chemical Corp.	15,771	1,084,729
Zep, Inc.	16,526	239,131
Zoltek Companies, Inc. (a)(d)	40,249	343,324
		325,889,173
Construction Materials - 0.1%
Eagle Materials, Inc.	36,470	1,555,446
Headwaters, Inc. (a)	97,498	648,362
Martin Marietta Materials, Inc. (d)	41,456	3,166,409
Texas Industries, Inc. (d)	19,133	745,422
U.S. Concrete, Inc. (a)	13,793	87,034
Vulcan Materials Co.	110,669	4,307,237
		10,509,910
Containers & Packaging - 0.2%
AEP Industries, Inc. (a)	6,511	327,829
Aptargroup, Inc.	54,292	2,749,890
Ball Corp.	152,556	6,433,287
Bemis Co., Inc.	87,122	2,636,312
Boise, Inc.	80,405	605,450
Crown Holdings, Inc. (a)	122,457	4,439,066
Graphic Packaging Holding Co. (a)	184,468	1,031,176
Greif, Inc. Class A (d)	37,275	1,658,738
MOD-PAC Corp. (sub. vtg.) (a)	989	5,093
Myers Industries, Inc.	25,717	380,612
Owens-Illinois, Inc. (a)	128,624	2,248,348
Packaging Corp. of America	74,757	2,393,719
Rock-Tenn Co. Class A	57,967	3,870,457
Sealed Air Corp.	144,059	2,055,722
Silgan Holdings, Inc.	43,920	1,841,566
Sonoco Products Co.	95,840	2,931,746
UFP Technologies, Inc. (a)	2,454	41,473
		35,650,484
Metals & Mining - 0.9%
A.M. Castle & Co. (a)(d)	15,455	201,379
AK Steel Holding Corp. (d)	121,218	632,758
Alcoa, Inc.	933,375	7,989,690
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Allegheny Technologies, Inc.	88,254	$ 2,615,849
Allied Nevada Gold Corp. (a)(d)	71,333	2,324,029
Amcol International Corp.	23,278	699,969
Carpenter Technology Corp.	37,349	1,765,114
Century Aluminum Co. (a)(d)	49,996	311,475
Cliffs Natural Resources, Inc. (d)	120,245	4,309,581
Coeur d'Alene Mines Corp. (a)(d)	98,197	2,257,549
Commercial Metals Co. (d)	82,162	1,046,744
Compass Minerals International, Inc.	27,266	1,958,244
Comstock Mining, Inc. (a)(d)	21,841	64,649
Freeport-McMoRan Copper & Gold, Inc.	815,740	29,456,371
Friedman Industries	2,001	19,530
General Moly, Inc. (a)(d)	49,482	134,096
Globe Specialty Metals, Inc.	35,832	522,789
Golden Minerals Co. (a)(d)	55,854	298,819
Handy & Harman Ltd. (a)	4,348	61,002
Haynes International, Inc.	8,639	421,151
Hecla Mining Co. (d)	230,709	1,248,136
Horsehead Holding Corp. (a)	39,520	349,357
Kaiser Aluminum Corp. (d)	16,273	908,847
Materion Corp.	22,336	474,417
McEwen Mining, Inc. (a)(d)	189,417	750,091
Metals USA Holdings Corp. (a)	10,388	143,251
Mines Management, Inc. (a)(d)	12,500	17,125
Molycorp, Inc. (a)(d)	58,839	677,237
Newmont Mining Corp.	425,058	21,541,939
Noranda Aluminium Holding Corp.	34,612	206,288
Nucor Corp.	249,460	9,392,169
Olympic Steel, Inc.	9,587	151,091
Reliance Steel & Aluminum Co.	68,490	3,522,441
Royal Gold, Inc.	50,211	4,419,572
RTI International Metals, Inc. (a)(d)	27,976	606,799
Schnitzer Steel Industries, Inc. Class A (d)	16,509	455,979
Silver Bull Resources, Inc. (a)(d)	34,716	17,705
Solitario Exploration & Royalty Corp. (a)	7,900	9,777
Southern Copper Corp. (d)	179,220	5,831,819
Steel Dynamics, Inc.	171,522	2,095,999
Stillwater Mining Co. (a)	84,322	887,911
SunCoke Energy, Inc. (a)	54,343	859,706
Synalloy Corp.	602	7,886
Titanium Metals Corp. (d)	121,957	1,492,754
U.S. Silica Holdings, Inc.	9,838	117,072
United States Steel Corp. (d)	121,806	2,369,127
Universal Stainless & Alloy Products, Inc. (a)(d)	4,997	179,392
US Antimony Corp. (a)(d)	7,998	20,795
Vista Gold Corp. (a)	30,419	93,691

	Shares	Value
Walter Energy, Inc.	48,123	$ 1,573,622
Worthington Industries, Inc.	42,754	893,559
		118,406,342
Paper & Forest Products - 0.2%
Buckeye Technologies, Inc.	38,686	1,172,960
Clearwater Paper Corp. (a)	22,216	837,988
Deltic Timber Corp.	13,533	830,114
Domtar Corp.	31,471	2,279,759
Glatfelter (d)	36,975	621,180
International Paper Co.	341,233	11,793,012
Kapstone Paper & Packaging Corp. (a)	27,514	551,105
Louisiana-Pacific Corp. (a)(d)	105,378	1,414,173
MeadWestvaco Corp.	148,558	4,272,528
Neenah Paper, Inc.	13,754	383,874
Resolute Forest Products (a)(d)	75,864	953,610
Schweitzer-Mauduit International, Inc.	24,906	803,966
Verso Paper Corp. (a)(d)	16,407	32,322
Wausau-Mosinee Paper Corp.	43,988	395,012
		26,341,603
TOTAL MATERIALS		516,797,512
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.5%
8x8, Inc. (a)(d)	89,195	528,034
Alaska Communication Systems Group, Inc. (d)	135,810	291,992
Allegiance Telecom, Inc. (a)	7,100	0
AT&T, Inc. (d)	5,131,395	188,014,313
Atlantic Tele-Network, Inc.	16,949	638,638
Cbeyond, Inc. (a)	59,758	484,040
CenturyLink, Inc.	535,275	22,620,722
Cincinnati Bell, Inc. New (a)(d)	146,179	685,580
Cogent Communications Group, Inc.	64,769	1,269,472
Consolidated Communications Holdings, Inc. (d)	59,983	976,523
Elephant Talk Communication, Inc. (a)(d)	63,184	80,876
FairPoint Communications, Inc. (a)(d)	43,838	286,262
Frontier Communications Corp. (d)	853,571	3,943,498
General Communications, Inc. Class A (a)	33,964	299,562
Globalstar, Inc. (a)(d)	127,148	36,873
Hawaiian Telcom Holdco, Inc. (a)(d)	11,736	201,507
HickoryTech Corp.	2,523	26,416
IDT Corp. Class B	44,765	449,888
inContact, Inc. (a)	21,298	121,399
Iridium Communications, Inc. (a)	61,404	455,004
Level 3 Communications, Inc. (a)(d)	169,435	3,651,324
Lumos Networks Corp.	15,837	137,465
Neutral Tandem, Inc. (a)	28,172	309,892
ORBCOMM, Inc. (a)(d)	20,031	70,509
Premiere Global Services, Inc. (a)	64,433	596,650
Primus Telecommunications Group, Inc.	10,437	149,667
Towerstream Corp. (a)(d)	39,383	168,953
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
tw telecom, inc. (a)	116,186	$ 2,922,078
Verizon Communications, Inc.	2,474,872	106,271,004
Vonage Holdings Corp. (a)	140,662	301,017
Windstream Corp. (d)	480,431	4,741,854
		340,731,012
Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. (a)(d)	15,589	113,956
Clearwire Corp. Class A (a)(d)	287,596	460,154
Crown Castle International Corp. (a)	222,145	14,097,322
Leap Wireless International, Inc. (a)(d)	51,525	281,842
MetroPCS Communications, Inc. (a)	322,874	3,141,564
NII Holdings, Inc. (a)(d)	142,112	886,779
NTELOS Holdings Corp.	10,948	187,977
SBA Communications Corp. Class A (a)(d)	94,055	5,622,608
Shenandoah Telecommunications Co. (d)	22,919	352,494
Sprint Nextel Corp. (a)	2,578,417	12,505,322
Telephone & Data Systems, Inc.	73,288	1,797,022
U.S. Cellular Corp. (a)(d)	27,310	1,036,415
USA Mobility, Inc.	43,148	492,319
		40,975,774
TOTAL TELECOMMUNICATION SERVICES		381,706,786
UTILITIES - 3.5%
Electric Utilities - 1.9%
Allete, Inc.	33,215	1,380,415
American Electric Power Co., Inc.	417,292	17,939,383
Cleco Corp.	54,483	2,229,989
Duke Energy Corp.	598,649	38,780,482
Edison International	276,732	12,118,094
El Paso Electric Co.	44,691	1,478,825
Empire District Electric Co.	52,048	1,098,733
Entergy Corp.	153,247	10,433,056
Exelon Corp.	739,400	26,965,918
FirstEnergy Corp.	366,219	16,003,770
Great Plains Energy, Inc.	94,773	2,020,560
Hawaiian Electric Industries, Inc.	99,172	2,631,033
IDACORP, Inc.	35,161	1,457,423
ITC Holdings Corp.	54,901	3,951,774
MGE Energy, Inc.	22,576	1,116,157
NextEra Energy, Inc.	369,362	24,861,756
Northeast Utilities	270,552	10,191,694
NV Energy, Inc.	181,962	3,191,613
OGE Energy Corp.	87,987	4,755,697
Otter Tail Corp. (d)	43,707	989,526
Pepco Holdings, Inc.	155,532	3,003,323
Pinnacle West Capital Corp.	94,072	4,832,479
PNM Resources, Inc.	67,114	1,380,535
Portland General Electric Co. (d)	65,957	1,770,286

	Shares	Value
PPL Corp.	518,259	$ 15,200,536
Southern Co.	748,738	33,940,294
UIL Holdings Corp.	34,543	1,215,223
Unitil Corp.	19,695	519,948
UNS Energy Corp.	32,111	1,286,367
Westar Energy, Inc.	117,240	3,414,029
Xcel Energy, Inc.	439,074	12,245,774
		262,404,692
Gas Utilities - 0.3%
AGL Resources, Inc.	117,679	4,665,972
Atmos Energy Corp.	80,528	2,813,648
Chesapeake Utilities Corp.	10,363	485,299
Delta Natural Gas Co., Inc.	3,078	60,637
Gas Natural, Inc.	3,100	30,938
Laclede Group, Inc.	27,494	1,161,622
National Fuel Gas Co. (d)	68,348	3,410,565
New Jersey Resources Corp.	32,715	1,465,959
Northwest Natural Gas Co.	34,699	1,706,150
ONEOK, Inc.	164,622	7,330,618
Piedmont Natural Gas Co., Inc. (d)	66,004	2,061,305
Questar Corp.	154,003	3,041,559
South Jersey Industries, Inc.	25,563	1,293,999
Southwest Gas Corp.	43,172	1,845,603
UGI Corp.	101,658	3,098,536
WGL Holdings, Inc. (d)	35,927	1,402,590
		35,875,000
Independent Power Producers & Energy Traders - 0.1%
Black Hills Corp.	38,823	1,327,747
Calpine Corp. (a)(d)	312,700	5,487,885
Genie Energy Ltd. Class B	11,430	81,153
GenOn Energy, Inc. (a)	646,203	1,634,894
NRG Energy, Inc. (d)	189,652	4,047,174
Ormat Technologies, Inc.	29,840	566,662
Tegal Corp. (a)	87	292
The AES Corp.	613,866	6,991,934
		20,137,741
Multi-Utilities - 1.1%
Alliant Energy Corp.	93,549	4,123,640
Ameren Corp.	200,867	6,572,368
Avista Corp.	62,033	1,575,638
CenterPoint Energy, Inc.	340,092	6,934,476
CH Energy Group, Inc.	22,364	1,457,238
CMS Energy Corp.	185,233	4,273,325
Consolidated Edison, Inc.	258,015	15,640,869
Dominion Resources, Inc.	511,387	26,837,590
DTE Energy Co.	147,042	8,587,253
Integrys Energy Group, Inc.	66,187	3,573,436
MDU Resources Group, Inc.	177,407	3,823,121
NiSource, Inc.	245,673	5,979,681
NorthWestern Energy Corp.	42,329	1,549,241
PG&E Corp.	369,726	16,049,806
Public Service Enterprise Group, Inc.	444,933	14,086,579
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
SCANA Corp.	113,750	$ 5,387,200
Sempra Energy	201,000	13,306,200
TECO Energy, Inc.	132,305	2,296,815
Vectren Corp.	57,016	1,608,421
Wisconsin Energy Corp.	193,822	7,357,483
		151,020,380
Water Utilities - 0.1%
American States Water Co.	26,442	1,152,342
American Water Works Co., Inc.	158,388	5,839,766
Aqua America, Inc. (d)	122,078	3,051,950
Artesian Resources Corp. Class A	8,755	193,836
Cadiz, Inc. (a)(d)	5,759	46,993
California Water Service Group	51,749	946,489
Connecticut Water Service, Inc.	5,010	154,559
Middlesex Water Co.	7,054	132,263
Pure Cycle Corp. (a)	13,598	28,012
SJW Corp.	12,324	288,135
York Water Co.	5,248	92,732
		11,927,077
TOTAL UTILITIES		481,364,890
TOTAL COMMON STOCKS (Cost $11,555,563,663)		13,450,339,451
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.1% to 0.13% 9/13/12 to 12/27/12 (e) (Cost $13,997,220)	$ 14,000,000	13,997,824
Money Market Funds - 11.1%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	218,163,676	$ 218,163,676
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	1,288,804,868	1,288,804,868
TOTAL MONEY MARKET FUNDS (Cost $1,506,968,544)		1,506,968,544
TOTAL INVESTMENT PORTFOLIO - 110.0% (Cost $13,076,529,427)		14,971,305,819
NET OTHER ASSETS (LIABILITIES) - (10.0)%		(1,366,205,314)
NET ASSETS - 100%		$ 13,605,100,505
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
948 CME E-mini S&P 500 Index Contracts	Sept. 2012	$ 66,601,740	$ 4,287,532
95 CME E-mini S&P MidCap 400 Index Contracts	Sept. 2012	9,222,600	555,189
165 CME S&P 500 Index Contracts	Sept. 2012	57,960,375	4,267,138
230 NYFE Russell 2000 Mini Index Contracts	Sept. 2012	18,655,300	1,257,461
TOTAL EQUITY INDEX CONTRACTS		$ 152,440,015	$ 10,367,320

The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $9,417,960.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 141,825
Fidelity Securities Lending Cash Central Fund	3,509,818
Total	$ 3,651,643
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,620,057,429	$ 1,620,057,429	$ -	$ -
Consumer Staples	1,310,563,748	1,310,563,748	-	-
Energy	1,374,052,041	1,374,052,041	-	-
Financials	2,139,863,226	2,139,817,794	44,133	1,299
Health Care	1,573,813,337	1,573,813,337	-	-
Industrials	1,426,463,084	1,426,463,084	-	-
Information Technology	2,625,657,398	2,625,656,974	424	-
Materials	516,797,512	516,797,512	-	-
Telecommunication Services	381,706,786	381,706,786	-	-
Utilities	481,364,890	481,364,890	-	-
U.S. Government and Government Agency Obligations	13,997,824	-	13,997,824	-
Money Market Funds	1,506,968,544	1,506,968,544	-	-
Total Investments in Securities:	$ 14,971,305,819	$ 14,957,262,139	$ 14,042,381	$ 1,299
Derivative Instruments:
Assets
Futures Contracts	$ 10,367,320	$ 10,367,320	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 10,367,320	$ -
Total Value of Derivatives	$ 10,367,320	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,262,436,930) - See accompanying schedule: Unaffiliated issuers (cost $11,569,560,883)	$ 13,464,337,275
Fidelity Central Funds (cost $1,506,968,544)	1,506,968,544
Total Investments (cost $13,076,529,427)		$ 14,971,305,819
Cash		31,095
Receivable for investments sold		7,198,916
Receivable for fund shares sold		11,021,908
Dividends receivable		28,785,914
Distributions receivable from Fidelity Central Funds		650,266
Receivable for daily variation margin on futures contracts		969,908
Receivable from investment adviser for expense reductions		13,317
Other receivables		141,071
Total assets		15,020,118,214

Liabilities
Payable for investments purchased	$ 100,118,819
Payable for fund shares redeemed	25,137,160
Accrued management fee	506,664
Other affiliated payables	309,324
Other payables and accrued expenses	140,874
Collateral on securities loaned, at value	1,288,804,868
Total liabilities		1,415,017,709

Net Assets		$ 13,605,100,505
Net Assets consist of:
Paid in capital		$ 11,992,369,470
Undistributed net investment income		119,030,844
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(411,443,572)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,905,143,763
Net Assets		$ 13,605,100,505

Statement of Assets and Liabilities - continued

August 31, 2012 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($3,114,512,235 ÷ 76,396,686 shares)	$ 40.77

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($6,940,660,722 ÷ 170,229,894 shares)	$ 40.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($797,841,246 ÷ 19,570,037 shares)	$ 40.77

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($509,978,023 ÷ 12,509,224 shares)	$ 40.77

Class F: Net Asset Value, offering price and redemption price per share ($2,242,108,279 ÷ 54,981,650 shares)	$ 40.78

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Total Market Index Fund
Financial Statements - continued

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 130,297,592
Interest		6,619
Income from Fidelity Central Funds		3,651,643
Total income		133,955,854

Expenses
Management fee	$ 2,873,988
Transfer agent fees	1,812,664
Independent trustees' compensation	42,183
Miscellaneous	17,416
Total expenses before reductions	4,746,251
Expense reductions	(75,111)	4,671,140
Net investment income (loss)		129,284,714
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	41,375,442
Foreign currency transactions	(70)
Futures contracts	9,415,333
Total net realized gain (loss)		50,790,705
Change in net unrealized appreciation (depreciation) on: Investment securities	270,755,419
Assets and liabilities in foreign currencies	(169)
Futures contracts	(1,856,383)
Total change in net unrealized appreciation (depreciation)		268,898,867
Net gain (loss)		319,689,572
Net increase (decrease) in net assets resulting from operations		$ 448,974,286

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 129,284,714	$ 209,840,887
Net realized gain (loss)	50,790,705	578,441,424
Change in net unrealized appreciation (depreciation)	268,898,867	(263,122,528)
Net increase (decrease) in net assets resulting from operations	448,974,286	525,159,783
Distributions to shareholders from net investment income	(38,163,672)	(195,308,977)
Share transactions - net increase (decrease)	899,577,003	(149,356,809)
Redemption fees	131,806	378,217
Total increase (decrease) in net assets	1,310,519,423	180,872,214

Net Assets
Beginning of period	12,294,581,082	12,113,708,868
End of period (including undistributed net investment income of $119,030,844 and undistributed net investment income of $27,909,802, respectively)	$ 13,605,100,505	$ 12,294,581,082

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 H	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 39.55	$ 38.56	$ 31.54	$ 20.60	$ 37.25	$ 39.68
Income from Investment Operations
Net investment income (loss) D	.39	.68	.61	.56	.70	.76
Net realized and unrealized gain (loss)	.95	.96	7.03	10.96	(16.70)	(2.30)
Total from investment operations	1.34	1.64	7.64	11.52	(16.00)	(1.54)
Distributions from net investment income	(.12)	(.65)	(.60)	(.57)	(.64)	(.65)
Distributions from net realized gain	-	-	(.02)	(.02)	(.01)	(.24)
Total distributions	(.12)	(.65)	(.62)	(.58) K	(.65) J	(.89)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 40.77	$ 39.55	$ 38.56	$ 31.54	$ 20.60	$ 37.25
Total Return B,C	3.39%	4.46%	24.39%	56.10%	(43.32)%	(4.10)%
Ratios to Average Net Assets E,G
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.00% A	1.84%	1.80%	2.00%	2.23%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,114,512	$ 3,379,770	$ 6,289,666	$ 5,357,908	$ 3,358,025	$ 4,479,327
Portfolio turnover rate F	3% A	17%	4%	7%	3%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $.645 per share is comprised of distributions from net investment income of $.640 and distributions from net realized gain of $.005 per share. K Total distributions of $.58 per share is comprised of distributions from net investment income of $.565 and distributions from net realized gain of $.015 per share.

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 H	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 39.56	$ 38.56	$ 31.54	$ 20.61	$ 37.25	$ 39.68
Income from Investment Operations
Net investment income (loss) D	.40	.69	.62	.57	.72	.77
Net realized and unrealized gain (loss)	.93	.97	7.03	10.95	(16.71)	(2.30)
Total from investment operations	1.33	1.66	7.65	11.52	(15.99)	(1.53)
Distributions from net investment income	(.12)	(.66)	(.61)	(.57)	(.65)	(.66)
Distributions from net realized gain	-	-	(.02)	(.02)	(.01)	(.24)
Total distributions	(.12)	(.66)	(.63)	(.59) K	(.65) J	(.90)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 40.77	$ 39.56	$ 38.56	$ 31.54	$ 20.61	$ 37.25
Total Return B,C	3.37%	4.51%	24.43%	56.07%	(43.28)%	(4.07)%
Ratios to Average Net Assets E,G
Expenses before reductions	.07% A	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.07% A	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07% A	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	2.03% A	1.87%	1.83%	2.03%	2.26%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,940,661	$ 6,536,903	$ 5,078,759	$ 3,752,204	$ 2,267,057	$ 3,565,194
Portfolio turnover rate F	3% A	17%	4%	7%	3%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $.654 per share is comprised of distributions from net investment income of $.649 and distributions from net realized gain of $.005 per share. K Total distributions of $.59 per share is comprised of distributions from net investment income of $.574 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2012	Years ended February 29,
	(Unaudited)	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 39.55	$ 34.49
Income from Investment Operations
Net investment income (loss) D	.40	.36
Net realized and unrealized gain (loss)	.94	5.26
Total from investment operations	1.34	5.62
Distributions from net investment income	(.12)	(.56)
Redemption fees added to paid in capital D,I	-	-
Net asset value, end of period	$ 40.77	$ 39.55
Total Return B,C	3.41%	16.49%
Ratios to Average Net Assets E,H
Expenses before reductions	.07% A	.07% A
Expenses net of fee waivers, if any	.06% A	.06% A
Expenses net of all reductions	.06% A	.06% A
Net investment income (loss)	2.04% A	2.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 797,841	$ 693,534
Portfolio turnover rate F	3% A	17% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Amount not annualized.

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended August 31, 2012	Years ended February 29,
	(Unaudited)	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 39.55	$ 34.49
Income from Investment Operations
Net investment income (loss) D	.40	.36
Net realized and unrealized gain (loss)	.95	5.26
Total from investment operations	1.35	5.62
Distributions from net investment income	(.13)	(.56)
Redemption fees added to paid in capital D,I	-	-
Net asset value, end of period	$ 40.77	$ 39.55
Total Return B,C	3.41%	16.50%
Ratios to Average Net Assets E,H
Expenses before reductions	.06% A	.06% A
Expenses net of fee waivers, if any	.05% A,K	.05% A,K
Expenses net of all reductions	.05% A,K	.05% A,K
Net investment income (loss)	2.05% A	2.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 509,978	$ 189,758
Portfolio turnover rate F	3% A	17% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Amount not annualized. K Amount represents .045%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 I	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 39.56	$ 38.56	$ 31.54	$ 30.10
Income from Investment Operations
Net investment income (loss) D	.40	.69	.63	.26
Net realized and unrealized gain (loss)	.94	.97	7.02	1.67
Total from investment operations	1.34	1.66	7.65	1.93
Distributions from net investment income	(.12)	(.66)	(.61)	(.47)
Distributions from net realized gain	-	-	(.02)	(.02)
Total distributions	(.12)	(.66)	(.63)	(.49) K
Redemption fees added to paid in capital D,J	-	-	-	-
Net asset value, end of period	$ 40.78	$ 39.56	$ 38.56	$ 31.54
Total Return B,C	3.40%	4.51%	24.43%	6.42%
Ratios to Average Net Assets E,H
Expenses before reductions	.05% A	.06%	.07%	.07% A
Expenses net of fee waivers, if any	.05% A	.06%	.07%	.07% A
Expenses net of all reductions	.05% A	.06%	.07%	.07% A
Net investment income (loss)	2.05% A	1.89%	1.83%	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,242,108	$ 1,494,616	$ 745,283	$ 70,077
Portfolio turnover rate F	3% A	17%	4%	7%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 24, 2009 (commencement of sale of shares) to February 28, 2010. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.49 per share is comprised of distributions from net investment income of $.472 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2012 (Unaudited)

1. Organization.

Spartan® Total Market Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class, Fidelity Advantage Institutional Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, redemptions in-kind, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,356,804,648
Gross unrealized depreciation	(1,533,975,294)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,822,829,354

Tax cost	$ 13,148,476,465

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At February 29, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (160,154,968)
2018	(46,727,186)
2019	(200,286,243)
Total with expiration	(407,168,397)
No expiration
Long-term	(2,004,961)
Total capital loss carryforward	$ (409,173,358)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $9,415,333 and a change in net unrealized appreciation (depreciation) of $(1,856,383) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,204,218,916 and $204,253,025, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .045% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.10%
Fidelity Advantage Class	.07%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.06%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class pay all or a portion of the transfer agent fees at an annual rate of .055%, .025%, .025% and .015% of average net assets, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 861,609
Fidelity Advantage Class	823,472
Institutional Class	94,577
Fidelity Advantage Institutional Class	33,006
$ 1,812,664

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $17,416 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,509,818.

9. Expense Reductions.

FMR contractually agreed to reimburse certain classes of the Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2013. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Institutional Class	.06%	$ 40,498
Fidelity Advantage Institutional Class	.045%	34,475

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $138.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2012	Year ended February 29, 2012 A
From net investment income
Investor Class	$ 9,378,340	$ 74,011,128
Fidelity Advantage Class	19,827,034	90,014,851
Institutional Class	2,451,967	6,818,791
Fidelity Advantage Institutional Class	1,237,554	2,620,049
Class F	5,268,777	21,844,158
Total	$ 38,163,672	$ 195,308,977

A Distributions for Institutional Class and Fidelity Advantage Institutional Class are for the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2012	Year ended February 29, 2012 A	Six months ended August 31, 2012	Year ended February 29, 2012 A
Investor Class
Shares sold	8,737,307	37,550,760	$ 345,759,189	$ 1,388,868,676
Reinvestment of distributions	226,837	2,008,028	8,971,368	71,680,307
Shares redeemed	(18,012,476)	(117,221,767) B	(715,331,760)	(4,390,559,721) B
Net increase (decrease)	(9,048,332)	(77,662,979)	$ (360,601,203)	$ (2,930,010,738)
Fidelity Advantage Class
Shares sold	20,802,728	52,795,658	$ 824,012,168	$ 2,007,116,846
Reinvestment of distributions	445,054	2,192,081	17,601,881	77,894,521
Shares redeemed	(16,269,365)	(21,435,179)	(642,472,685)	(789,876,393)
Net increase (decrease)	4,978,417	33,552,560	$ 199,141,364	$ 1,295,134,974
Institutional Class
Shares sold	6,304,108	17,993,180	$ 248,845,466	$ 649,476,736
Reinvestment of distributions	62,012	194,656	2,451,967	6,818,791
Shares redeemed	(4,329,908)	(654,011)	(164,663,405)	(24,602,098)
Net increase (decrease)	2,036,212	17,533,825	$ 86,634,028	$ 631,693,429
Fidelity Advantage Institutional Class
Shares sold	9,064,401	4,871,455	$ 350,990,236	$ 179,033,674
Reinvestment of distributions	31,299	74,794	1,237,554	2,620,049
Shares redeemed	(1,383,926)	(148,799)	(54,854,077)	(5,550,895)
Net increase (decrease)	7,711,774	4,797,450	$ 297,373,713	$ 176,102,828
Class F
Shares sold	19,305,296	22,439,089	$ 761,629,030	$ 826,126,384
Reinvestment of distributions	133,218	617,949	5,268,777	21,844,158
Shares redeemed	(2,238,745)	(4,602,865)	(89,868,706)	(170,247,844)
Net increase (decrease)	17,199,769	18,454,173	$ 677,029,101	$ 677,722,698

A Share transactions for Institutional Class and Fidelity Advantage Institutional Class are for the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

B Amount includes in-kind redemptions.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Spartan Extended Market Index
Investor Class	.10%
Actual		$ 1,000.00	$ 1,001.50	$ .50
Hypothetical A		$ 1,000.00	$ 1,024.70	$ .51
Fidelity Advantage Class	.07%
Actual		$ 1,000.00	$ 1,001.80	$ .35
Hypothetical A		$ 1,000.00	$ 1,024.85	$ .36
Fidelity Advantage Institutional Class	.06%
Actual		$ 1,000.00	$ 1,001.70	$ .30
Hypothetical A		$ 1,000.00	$ 1,024.90	$ .31
Spartan International Index
Investor Class	.20%
Actual		$ 1,000.00	$ 965.20	$ .99
Hypothetical A		$ 1,000.00	$ 1,024.20	$ 1.02
Fidelity Advantage Class	.12%
Actual		$ 1,000.00	$ 965.50	$ .59
Hypothetical A		$ 1,000.00	$ 1,024.60	$ .61
Institutional Class	.07%
Actual		$ 1,000.00	$ 965.80	$ .35
Hypothetical A		$ 1,000.00	$ 1,024.85	$ .36
Fidelity Advantage Institutional Class	.06%
Actual		$ 1,000.00	$ 965.80	$ .30
Hypothetical A		$ 1,000.00	$ 1,024.90	$ .31

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Spartan Extended Market Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Annaly Capital Management, Inc.	0.6	0.6
Las Vegas Sands Corp.	0.6	0.8
LyondellBasell Industries NV Class A	0.6	0.5
Liberty Global, Inc. Class A	0.5	0.5
General Motors Co.	0.4	0.5
Liberty Media Corp. Capital Series A	0.4	0.4
American Capital Agency Corp.	0.4	0.2
Vertex Pharmaceuticals, Inc.	0.4	0.3
Dollar General Corp.	0.4	0.2
Liberty Media Corp. Interactive Series A	0.4	0.4
	4.7
Market Sectors as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.5	20.3
Consumer Discretionary	16.3	15.8
Information Technology	15.3	15.7
Industrials	14.1	14.5
Health Care	10.7	10.8
Materials	6.2	6.3
Energy	5.6	6.7
Utilities	3.7	3.6
Consumer Staples	3.3	3.6
Telecommunication Services	1.0	1.5

Semiannual Report

Spartan Extended Market Index Fund

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 16.3%
Auto Components - 0.8%
Allison Transmission Holdings, Inc. (d)	46,139	$ 819,890
American Axle & Manufacturing Holdings, Inc. (a)	135,947	1,518,528
Amerigon, Inc. (d)	63,228	750,516
Cooper Tire & Rubber Co.	138,269	2,763,997
Dana Holding Corp.	323,993	4,425,744
Dorman Products, Inc. (a)(d)	88,035	2,595,272
Drew Industries, Inc. (a)(d)	41,042	1,188,987
Exide Technologies (a)(d)	164,351	502,914
Federal-Mogul Corp. Class A (a)	60,748	568,601
Fuel Systems Solutions, Inc. (a)	31,837	560,331
Gentex Corp. (d)	329,079	5,765,464
Lear Corp.	243,235	9,444,815
Modine Manufacturing Co. (a)(d)	95,885	672,154
Motorcar Parts of America, Inc. (a)	21,986	106,632
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	23,585	19,340
Shiloh Industries, Inc.	9,407	95,293
Spartan Motors, Inc.	62,902	313,881
Standard Motor Products, Inc.	59,935	1,057,253
Stoneridge, Inc. (a)	65,396	413,303
Strattec Security Corp.	4,261	93,316
Superior Industries International, Inc.	56,407	963,996
Tenneco, Inc. (a)(d)	164,792	5,004,733
Tower International, Inc. (a)	17,465	131,511
TRW Automotive Holdings Corp. (a)	246,639	10,780,591
UQM Technologies, Inc. (a)(d)	78,497	79,282
Visteon Corp. (a)	120,332	5,537,679
Williams Controls, Inc.	4,408	48,488
		56,222,511
Automobiles - 0.6%
General Motors Co. (a)	1,358,708	29,008,416
Tesla Motors, Inc. (a)(d)	145,412	4,147,150
Thor Industries, Inc.	100,636	3,163,996
Winnebago Industries, Inc. (a)	65,223	750,065
		37,069,627
Distributors - 0.3%
Core-Mark Holding Co., Inc.	32,914	1,498,904
LKQ Corp. (a)	340,097	12,835,261
Pool Corp.	106,147	4,181,130
VOXX International Corp. (a)	62,477	468,578
Weyco Group, Inc.	16,952	388,879
		19,372,752
Diversified Consumer Services - 0.6%
American Public Education, Inc. (a)(d)	36,701	1,236,824
Ascent Capital Group, Inc. (a)(d)	34,050	1,755,278
Bridgepoint Education, Inc. (a)(d)	51,097	503,816
Cambium Learning Group, Inc. (a)	16,192	15,544
Capella Education Co. (a)(d)	34,672	1,077,259
Career Education Corp. (a)	137,751	433,916

	Shares	Value
Carriage Services, Inc.	49,366	$ 446,269
Coinstar, Inc. (a)(d)	69,769	3,566,591
Collectors Universe, Inc.	17,833	261,788
Corinthian Colleges, Inc. (a)(d)	178,249	360,063
Education Management Corp. (a)(d)	71,409	213,513
Grand Canyon Education, Inc. (a)	75,454	1,593,588
Hillenbrand, Inc.	136,257	2,468,977
ITT Educational Services, Inc. (a)(d)	68,677	2,198,351
K12, Inc. (a)(d)	82,323	1,732,899
Learning Tree International, Inc. (a)	12,160	49,856
Lincoln Educational Services Corp.	64,172	272,731
Mac-Gray Corp.	25,136	328,779
Matthews International Corp. Class A	61,846	1,851,051
National American University Holdings, Inc.	23,237	94,342
Regis Corp.	123,784	2,229,350
School Specialty, Inc. (a)(d)	65,784	185,511
Service Corporation International	578,446	7,542,936
Sotheby's Class A (Ltd. vtg.)	149,347	4,668,587
Steiner Leisure Ltd. (a)(d)	31,260	1,461,092
Stewart Enterprises, Inc. Class A	172,890	1,272,470
Strayer Education, Inc. (d)	28,052	1,817,209
Universal Technical Institute, Inc.	48,727	585,211
Weight Watchers International, Inc. (d)	48,103	2,297,880
		42,521,681
Hotels, Restaurants & Leisure - 2.9%
AFC Enterprises, Inc. (a)	62,034	1,490,057
Ambassadors Group, Inc.	48,627	264,045
Ameristar Casinos, Inc.	66,568	1,121,671
ARK Restaurants Corp.	8,457	135,397
Bally Technologies, Inc. (a)	110,933	4,913,223
Biglari Holdings, Inc. (a)	2,643	928,750
BJ's Restaurants, Inc. (a)(d)	49,586	2,035,505
Bloomin' Brands, Inc. (d)	68,249	885,872
Bluegreen Corp. (a)	53,515	305,571
Bob Evans Farms, Inc.	62,735	2,467,995
Boyd Gaming Corp. (a)(d)	138,515	832,475
Bravo Brio Restaurant Group, Inc. (a)	41,389	669,260
Brinker International, Inc.	188,247	6,486,992
Buffalo Wild Wings, Inc. (a)	42,027	3,226,833
Burger King Worldwide, Inc. (a)(d)	207,089	2,698,370
Caesars Entertainment Corp. (d)	3,080	22,114
Caribou Coffee Co., Inc. (a)(d)	44,167	564,896
Carrols Restaurant Group, Inc. (a)	55,247	313,803
CEC Entertainment, Inc.	54,212	1,610,639
Century Casinos, Inc. (a)	54,140	142,388
Choice Hotels International, Inc.	86,880	2,737,589
Churchill Downs, Inc.	34,319	1,964,076
Chuys Holdings, Inc.	14,078	290,288
Cosi, Inc. (a)	62,262	46,697
Cracker Barrel Old Country Store, Inc.	47,523	2,992,999
Del Frisco's Restaurant Group, Inc. (a)	13,704	203,367
Denny's Corp. (a)	205,362	1,004,220
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
DineEquity, Inc. (a)	34,976	$ 1,852,679
Domino's Pizza, Inc.	128,236	4,544,684
Dover Downs Gaming & Entertainment, Inc.	28,631	71,578
Dover Motorsports, Inc. (a)	22,686	33,122
Dunkin' Brands Group, Inc.	249,372	7,264,206
Einstein Noah Restaurant Group, Inc.	16,381	283,064
Empire Resorts, Inc. (a)(d)	26,500	51,940
Entertainment Gaming Asia, Inc. (a)(d)	41,906	93,869
Famous Dave's of America, Inc. (a)	15,087	150,870
Fiesta Restaurant Group, Inc. (a)	26,041	418,218
Frisch's Restaurants, Inc.	8,068	266,325
Full House Resorts, Inc. (a)	24,413	65,427
Gaming Partners International Corp.	1,584	9,615
Gaylord Entertainment Co. (a)(d)	104,684	4,243,889
Granite City Food & Brewery Ltd. (a)	2,301	5,039
Hyatt Hotels Corp. Class A (a)	98,806	3,747,712
Ignite Restaurant Group, Inc. (a)	12,461	186,666
International Speedway Corp. Class A	76,829	2,044,420
Interval Leisure Group, Inc.	89,225	1,646,201
Isle of Capri Casinos, Inc. (a)	62,455	390,968
J. Alexanders Corp. (a)	7,359	107,073
Jack in the Box, Inc. (a)(d)	113,324	2,956,623
Jamba, Inc. (a)	145,116	358,437
Kona Grill, Inc. (a)	10,220	87,177
Krispy Kreme Doughnuts, Inc. (a)	115,091	849,372
Lakes Entertainment, Inc. (a)	51,180	126,926
Las Vegas Sands Corp.	926,286	39,265,264
Life Time Fitness, Inc. (a)(d)	96,333	4,573,891
Luby's, Inc. (a)(d)	29,797	178,186
Marcus Corp.	44,387	573,036
Marriott Vacations Worldwide Corp.	68,192	2,190,327
MAXXAM, Inc. (a)	8	4,640
MGM Mirage, Inc. (a)	722,299	7,121,868
Monarch Casino & Resort, Inc. (a)	28,201	212,636
Morgans Hotel Group Co. (a)	89,969	466,039
MTR Gaming Group, Inc. (a)	47,245	172,208
Multimedia Games Holding Co., Inc. (a)	53,167	833,127
Nathan's Famous, Inc. (a)	7,826	249,415
Orient Express Hotels Ltd. Class A (a)(d)	222,453	1,955,362
Panera Bread Co. Class A (a)	67,694	10,485,801
Papa John's International, Inc. (a)	47,394	2,440,317
Peet's Coffee & Tea, Inc. (a)(d)	32,513	2,389,706
Penn National Gaming, Inc. (a)	160,986	6,325,140
Pinnacle Entertainment, Inc. (a)	133,577	1,478,697
Premier Exhibitions, Inc. (a)(d)	49,299	111,909
Red Lion Hotels Corp. (a)(d)	40,106	291,972
Red Robin Gourmet Burgers, Inc. (a)(d)	45,201	1,401,683
Rick's Cabaret International, Inc. (a)	17,933	137,008
Royal Caribbean Cruises Ltd.	333,402	9,008,522
Ruby Tuesday, Inc. (a)(d)	132,312	894,429

	Shares	Value
Ruth's Hospitality Group, Inc. (a)(d)	79,897	$ 488,970
Scientific Games Corp. Class A (a)	151,632	1,111,463
Shuffle Master, Inc. (a)	149,495	2,267,839
Six Flags Entertainment Corp.	126,146	6,967,044
Sonic Corp. (a)	125,987	1,180,498
Speedway Motorsports, Inc.	37,455	574,185
Texas Roadhouse, Inc. Class A	125,535	2,155,436
The Cheesecake Factory, Inc.	138,221	4,590,319
Town Sports International Holdings, Inc. (a)	44,383	577,867
Vail Resorts, Inc.	82,337	4,244,472
Wendy's Co.	820,657	3,504,205
WMS Industries, Inc. (a)(d)	124,232	1,979,016
		194,613,689
Household Durables - 1.4%
American Greetings Corp. Class A (d)	80,329	1,155,934
Bassett Furniture Industries, Inc.	26,134	315,960
Beazer Homes USA, Inc. (a)(d)	287,915	846,470
Blyth, Inc.	30,867	1,306,291
Brookfield Residential Properties, Inc. (a)(d)	76,059	1,077,756
Cavco Industries, Inc. (a)(d)	15,629	715,808
Cobra Electronics Corp. (a)	2,458	11,774
CSS Industries, Inc.	25,514	509,515
Dixie Group, Inc. (a)	9,546	32,647
Emerson Radio Corp. (a)	24,397	50,014
Ethan Allen Interiors, Inc. (d)	60,343	1,332,373
Flexsteel Industries, Inc.	13,576	266,361
Furniture Brands International, Inc. (a)	96,407	97,371
Garmin Ltd. (d)	289,567	11,684,028
Helen of Troy Ltd. (a)(d)	67,636	2,126,476
Hooker Furniture Corp.	28,322	321,455
Hovnanian Enterprises, Inc. Class A (a)(d)	270,421	789,629
iRobot Corp. (a)(d)	59,512	1,499,107
Jarden Corp.	195,174	9,432,759
KB Home (d)	152,280	1,681,171
Kid Brands, Inc. (a)	42,456	40,333
Koss Corp.	1,389	6,889
La-Z-Boy, Inc. (a)(d)	105,228	1,452,146
Libbey, Inc. (a)	43,749	642,673
Lifetime Brands, Inc.	17,993	197,203
M.D.C. Holdings, Inc.	79,085	2,742,668
M/I Homes, Inc. (a)	38,453	742,143
Meritage Homes Corp. (a)	84,822	3,161,316
Mohawk Industries, Inc. (a)	126,293	9,099,411
NVR, Inc. (a)	11,951	9,897,579
Ryland Group, Inc.	95,488	2,560,033
Sealy Corp., Inc. (a)(d)	239,859	383,774
Skullcandy, Inc. (a)(d)	35,352	542,300
Skyline Corp.	14,802	70,013
Standard Pacific Corp. (a)(d)	230,221	1,542,481
Stanley Furniture Co., Inc. (a)	37,789	178,742
Tempur-Pedic International, Inc. (a)	152,958	4,778,408
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Toll Brothers, Inc. (a)(d)	343,598	$ 11,242,527
Tupperware Brands Corp.	142,523	7,622,130
Universal Electronics, Inc. (a)(d)	28,987	442,631
Wells-Gardner Electronics Corp. (a)	4,238	9,281
Zagg, Inc. (a)	58,700	442,011
		93,049,591
Internet & Catalog Retail - 0.6%
1-800-FLOWERS.com, Inc. Class A (a)	119,868	430,925
Bidz.com, Inc. (a)	10,552	8,067
Blue Nile, Inc. (a)(d)	45,736	1,711,441
dELiA*s, Inc. (a)	47,804	64,535
Gaiam, Inc. Class A (a)(d)	35,599	123,529
Geeknet, Inc. (a)	16,239	292,302
Groupon, Inc. Class A (a)(d)	762,538	3,164,533
Hollywood Media Corp. (a)	72,242	91,025
HomeAway, Inc. (a)(d)	87,491	2,070,037
HSN, Inc.	102,794	4,628,814
Kayak Software Corp. (d)	8,136	222,113
Liberty Media Corp. Interactive Series A (a)	1,396,228	25,467,199
NutriSystem, Inc. (d)	57,407	590,144
Orbitz Worldwide, Inc. (a)(d)	57,753	164,019
Overstock.com, Inc. (a)(d)	32,352	283,080
PetMed Express, Inc. (d)	45,901	471,862
Shutterfly, Inc. (a)(d)	69,355	2,063,311
U.S. Auto Parts Network, Inc. (a)	28,450	83,928
ValueVision Media, Inc. Class A (a)	73,905	140,420
Vitacost.com, Inc. (a)(d)	55,838	351,779
		42,423,063
Leisure Equipment & Products - 0.4%
Arctic Cat, Inc. (a)	27,483	1,188,915
Black Diamond, Inc. (a)	60,682	586,188
Brunswick Corp.	199,856	4,734,589
Callaway Golf Co.	135,531	779,303
Cybex International, Inc. (a)	14,718	20,752
Escalade, Inc.	6,336	32,947
JAKKS Pacific, Inc. (d)	48,535	807,622
Johnson Outdoors, Inc. Class A (a)	11,512	233,578
Leapfrog Enterprises, Inc. Class A (a)	103,077	1,117,355
Marine Products Corp.	22,297	130,883
Meade Instruments Corp. (a)	201	693
Nautilus, Inc. (a)	71,481	168,695
Polaris Industries, Inc.	150,191	11,292,861
Smith & Wesson Holding Corp. (a)(d)	147,064	1,182,395
Steinway Musical Instruments, Inc. (a)	17,768	442,423
Sturm, Ruger & Co., Inc. (d)	55,815	2,416,790
Summer Infant, Inc. (a)	37,416	99,527
		25,235,516
Media - 2.9%
A.H. Belo Corp. Class A	45,144	216,691

	Shares	Value
AMC Networks, Inc. Class A (a)	146,257	$ 5,753,750
Arbitron, Inc.	60,496	2,127,644
Ballantyne of Omaha, Inc. (a)	47,765	204,912
Beasley Broadcast Group, Inc. Class A (a)	4,117	17,909
Belo Corp. Series A	198,800	1,451,240
Carmike Cinemas, Inc. (a)	27,922	321,103
Charter Communications, Inc. Class A (a)	92,197	7,172,927
Cinemark Holdings, Inc.	219,619	5,143,477
Clear Channel Outdoor Holding, Inc. Class A	93,060	488,565
Crown Media Holdings, Inc. Class A (a)(d)	89,832	154,511
Cumulus Media, Inc. Class A (a)(d)	122,893	340,414
Dex One Corp. (a)	104,262	181,416
DialGlobal, Inc. (a)	878	2,300
Digital Cinema Destinations Co.	4,981	26,449
Digital Domain Media Group, Inc. (d)	9,089	18,814
Digital Generation, Inc. (a)(d)	53,751	599,324
DISH Network Corp. Class A	485,208	15,521,804
DreamWorks Animation SKG, Inc. Class A (a)(d)	156,414	2,654,346
E.W. Scripps Co. Class A (a)	90,471	938,184
Emmis Communications Corp. Class A (a)	80,456	201,140
Entercom Communications Corp. Class A (a)(d)	52,600	332,958
Entravision Communication Corp. Class A	99,974	113,970
Fisher Communications, Inc.	18,212	649,440
Gray Television, Inc. (a)	114,472	211,773
Harris Interactive, Inc. (a)	49,977	58,973
Harte-Hanks, Inc.	100,542	699,772
Insignia Systems, Inc. (a)	22,896	38,236
John Wiley & Sons, Inc. Class A	123,278	6,082,537
Journal Communications, Inc. Class A (a)(d)	87,795	470,581
Lamar Advertising Co. Class A (a)(d)	145,198	4,808,958
Liberty Global, Inc. Class A (a)	603,338	33,346,491
Liberty Media Corp.:
Capital Series A (a)	268,221	27,970,086
rights (a)	23,270	0
Series A (a)	69,811	3,210,608
LIN TV Corp. Class A (a)	76,893	311,417
Live Nation Entertainment, Inc. (a)(d)	374,586	3,191,473
LodgeNet Entertainment Corp. (a)(d)	66,466	23,928
Martha Stewart Living Omnimedia, Inc. Class A (d)	61,948	183,366
Media General, Inc. Class A (a)(d)	25,434	122,083
Meredith Corp. (d)	82,634	2,690,563
Morningstar, Inc.	60,803	3,612,306
National CineMedia, Inc.	122,361	1,774,235
Navarre Corp. (a)	74,677	102,307
New Frontier Media, Inc. (a)	50,060	74,089
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Nexstar Broadcasting Group, Inc. Class A (a)	53,895	$ 466,731
NTN Communications, Inc. (a)	49,847	8,474
Outdoor Channel Holdings, Inc.	45,301	316,201
Pandora Media, Inc. (a)(d)	156,282	1,873,821
Radio One, Inc. Class D (non-vtg.) (a)(d)	89,989	74,241
ReachLocal, Inc. (a)	38,059	478,402
Reading International, Inc. Class A (a)	33,132	212,376
Regal Entertainment Group Class A	219,584	3,052,218
Rentrak Corp. (a)(d)	22,587	394,143
Saga Communications, Inc. Class A (a)	5,954	242,923
Salem Communications Corp. Class A	20,080	99,798
Scholastic Corp.	54,674	1,670,291
Sinclair Broadcast Group, Inc. Class A	115,609	1,336,440
Sirius XM Radio, Inc. (a)(d)	8,874,043	22,451,329
Spanish Broadcasting System, Inc. Class A (a)	17,489	57,889
SPAR Group, Inc. (a)	4,346	8,649
SuperMedia, Inc. (a)(d)	55,648	205,898
The Madison Square Garden Co. Class A (a)	137,192	5,790,874
The McClatchy Co. Class A (a)(d)	133,924	208,921
The New York Times Co. Class A (a)	285,632	2,624,958
Valassis Communications, Inc. (a)(d)	103,593	2,597,077
Value Line, Inc.	1,396	15,705
Virgin Media, Inc.	688,610	18,984,978
World Wrestling Entertainment, Inc. Class A	81,907	727,334
		197,516,741
Multiline Retail - 0.6%
ALCO Stores, Inc. (a)	8,410	59,795
Dillard's, Inc. Class A	83,865	6,296,584
Dollar General Corp. (a)	510,506	26,071,541
Fred's, Inc. Class A	107,249	1,429,629
Gordmans Stores, Inc. (a)	23,635	415,503
Saks, Inc. (a)(d)	251,611	2,956,429
The Bon-Ton Stores, Inc. (d)	31,972	335,386
Tuesday Morning Corp. (a)	85,411	477,447
		38,042,314
Specialty Retail - 3.8%
Aarons, Inc. Class A	154,075	4,602,220
Advance Auto Parts, Inc.	171,012	12,162,373
Aeropostale, Inc. (a)	217,864	3,034,846
America's Car Mart, Inc. (a)	24,361	1,111,105
American Eagle Outfitters, Inc.	477,899	10,628,474
ANN, Inc. (a)	130,985	4,660,446
Appliance Recycling Centers of America, Inc. (a)	2,967	10,028
Asbury Automotive Group, Inc. (a)	69,311	1,919,222
Ascena Retail Group, Inc. (a)	292,525	5,791,995
Barnes & Noble, Inc. (a)(d)	96,172	1,151,179

	Shares	Value
bebe Stores, Inc.	123,042	$ 668,118
Big 5 Sporting Goods Corp.	45,760	389,875
Body Central Corp. (a)	37,768	331,603
Books-A-Million, Inc. (a)(d)	28,953	76,146
Brown Shoe Co., Inc.	93,324	1,400,793
Build-A-Bear Workshop, Inc. (a)(d)	42,241	179,524
Cabela's, Inc. Class A (a)(d)	112,512	5,401,701
Cache, Inc. (a)	37,741	127,565
Casual Male Retail Group, Inc. (a)	107,460	442,735
Chico's FAS, Inc.	384,966	7,291,256
Christopher & Banks Corp.	119,914	294,988
Citi Trends, Inc. (a)	33,140	384,921
Coldwater Creek, Inc. (a)	139,498	79,514
Collective Brands, Inc. (a)	162,697	3,520,763
Conn's, Inc. (a)	49,046	1,135,905
Destination Maternity Corp.	25,288	464,035
Dick's Sporting Goods, Inc.	204,234	10,162,684
Dover Saddlery, Inc. (a)	1,537	5,764
DSW, Inc. Class A	55,079	3,553,697
Express, Inc. (a)	160,040	2,498,224
Finish Line, Inc. Class A	112,894	2,592,046
Five Below, Inc. (d)	23,309	749,151
Foot Locker, Inc.	371,646	12,847,802
Francescas Holdings Corp. (a)(d)	34,737	1,227,258
Genesco, Inc. (a)	53,929	3,810,084
GNC Holdings, Inc.	195,746	7,604,732
Group 1 Automotive, Inc.	57,507	3,163,460
Guess?, Inc.	142,731	3,719,570
Hastings Entertainment, Inc. (a)(d)	13,630	26,170
Haverty Furniture Companies, Inc.	46,862	612,955
hhgregg, Inc. (a)(d)	51,212	363,093
Hibbett Sports, Inc. (a)(d)	73,219	4,249,631
Hot Topic, Inc.	93,449	883,093
Jos. A. Bank Clothiers, Inc. (a)(d)	64,875	3,125,029
Kirkland's, Inc. (a)	44,730	433,881
Lithia Motors, Inc. Class A (sub. vtg.)	45,718	1,335,423
Lumber Liquidators Holdings, Inc. (a)(d)	51,067	2,382,786
MarineMax, Inc. (a)	45,781	330,081
Mattress Firm Holding Corp. (d)	27,864	896,942
Monro Muffler Brake, Inc. (d)	68,633	2,323,227
New York & Co., Inc. (a)	66,787	249,116
Office Depot, Inc. (a)(d)	585,256	895,442
OfficeMax, Inc.	188,801	1,096,934
Pacific Sunwear of California, Inc. (a)(d)	152,515	372,137
Penske Automotive Group, Inc.	97,084	2,586,318
Perfumania Holdings, Inc. (a)	10,679	88,315
PetSmart, Inc.	255,331	18,108,075
Pier 1 Imports, Inc.	278,323	5,143,409
RadioShack Corp. (d)	214,393	520,975
Rent-A-Center, Inc.	153,385	5,411,423
rue21, Inc. (a)(d)	31,869	902,211
Sally Beauty Holdings, Inc. (a)	357,602	9,834,055
Select Comfort Corp. (a)(d)	150,808	4,308,585
Shoe Carnival, Inc.	30,189	664,158
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Signet Jewelers Ltd.	196,979	$ 9,033,457
Sonic Automotive, Inc. Class A (sub. vtg.)	74,200	1,325,954
Stage Stores, Inc.	76,001	1,627,941
Stein Mart, Inc. (a)	56,330	509,223
Systemax, Inc. (a)(d)	25,296	294,698
Tandy Leather Factory, Inc.	3,074	16,876
Teavana Holdings, Inc. (a)	35,373	389,103
The Buckle, Inc. (d)	58,806	2,678,025
The Cato Corp. Class A (sub. vtg.)	60,406	1,774,124
The Children's Place Retail Stores, Inc. (a)(d)	66,414	3,781,613
The Men's Wearhouse, Inc.	113,980	3,601,768
The Pep Boys - Manny, Moe & Jack (d)	114,449	1,028,897
Tilly's, Inc. (a)	17,521	321,335
Tractor Supply Co.	167,512	15,994,046
Trans World Entertainment Corp. (a)	29,120	96,096
Ulta Salon, Cosmetics & Fragrance, Inc.	132,464	12,451,616
Vitamin Shoppe, Inc. (a)(d)	63,405	3,399,142
West Marine, Inc. (a)	30,261	314,714
Wet Seal, Inc. Class A (a)	251,975	730,728
Williams-Sonoma, Inc.	228,308	9,365,194
Winmark Corp.	5,172	255,497
Zale Corp. (a)(d)	157,479	869,284
Zumiez, Inc. (a)(d)	62,820	1,833,716
		258,032,313
Textiles, Apparel & Luxury Goods - 1.4%
American Apparel, Inc. (a)(d)	88,306	93,604
Carter's, Inc. (a)	124,214	6,919,962
Charles & Colvard Ltd. (a)	24,954	91,831
Cherokee, Inc.	28,809	378,838
Columbia Sportswear Co. (d)	45,436	2,375,848
Crocs, Inc. (a)	203,201	3,553,985
Crown Crafts, Inc.	2,227	12,694
Culp, Inc.	19,568	208,204
Deckers Outdoor Corp. (a)(d)	88,109	4,363,158
Delta Apparel, Inc. (a)	17,128	242,704
DGSE Companies, Inc. (a)(d)	6,929	51,482
Fifth & Pacific Companies, Inc. (a)	212,935	2,821,389
Forward Industries, Inc. (NY Shares) (a)	18,823	21,458
G-III Apparel Group Ltd. (a)(d)	38,295	1,215,483
Hallwood Group, Inc. (a)	360	3,240
Hanesbrands, Inc. (a)(d)	228,176	7,399,748
Heelys, Inc. (a)	58,297	102,020
Iconix Brand Group, Inc. (a)(d)	158,444	2,962,903
Joe's Jeans, Inc. (a)	112,776	129,692
K-Swiss, Inc. Class A (a)(d)	60,461	171,105
Kenneth Cole Productions, Inc. Class A (sub. vtg.) (a)	26,310	399,123
Lakeland Industries, Inc. (a)	25,549	175,522
Maidenform Brands, Inc. (a)(d)	78,925	1,751,346
Michael Kors Holdings Ltd.	97,056	5,236,171

	Shares	Value
Movado Group, Inc.	36,887	$ 1,296,947
Oxford Industries, Inc.	39,771	2,168,713
Perry Ellis International, Inc. (a)(d)	50,000	1,031,000
PVH Corp.	146,691	13,774,285
Quiksilver, Inc. (a)(d)	280,211	877,060
R.G. Barry Corp.	22,932	328,845
Rocky Brands, Inc. (a)	16,536	193,637
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	86,537	1,875,257
Steven Madden Ltd. (a)(d)	91,909	3,944,734
Superior Uniform Group, Inc.	5,649	65,754
Tandy Brands Accessories, Inc. (a)	1,058	1,481
The Jones Group, Inc.	181,430	2,298,718
True Religion Apparel, Inc.	71,106	1,648,948
Tumi Holdings, Inc. (d)	41,597	876,033
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	184,858	10,760,584
Unifi, Inc. (a)	45,178	500,572
Vera Bradley, Inc. (a)(d)	51,675	1,097,060
Warnaco Group, Inc. (a)	104,861	5,391,953
Wolverine World Wide, Inc.	110,840	5,212,805
		94,025,896
TOTAL CONSUMER DISCRETIONARY		1,098,125,694
CONSUMER STAPLES - 3.3%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)(d)	22,500	2,318,175
Central European Distribution Corp. (a)(d)	176,985	483,169
Coca-Cola Bottling Co. CONSOLIDATED	11,601	796,293
Craft Brew Alliance, Inc. (a)(d)	22,005	174,940
Crystal Rock Holdings, Inc. (a)	4,384	4,340
Jones Soda Co. (a)(d)	42,540	14,038
MGP Ingredients, Inc.	21,690	71,143
National Beverage Corp. (a)	48,005	714,314
Primo Water Corp. (a)(d)	43,402	52,082
REED'S, Inc. (a)(d)	9,804	58,628
		4,687,122
Food & Staples Retailing - 0.5%
Andersons, Inc.	39,242	1,576,351
Arden Group, Inc. Class A	3,147	284,048
Casey's General Stores, Inc.	86,415	4,886,768
Chefs' Warehouse Holdings (a)	27,477	422,321
Crumbs Bake Shop, Inc. (a)(d)	21,400	57,994
Fresh Market, Inc. (a)	70,912	4,093,041
Harris Teeter Supermarkets, Inc.	97,422	3,806,278
Ingles Markets, Inc. Class A	32,319	516,134
Nash-Finch Co.	43,985	866,065
Natural Grocers by Vitamin Cottage, Inc.	17,265	370,852
PriceSmart, Inc.	40,415	2,955,953
Rite Aid Corp. (a)	1,632,448	1,942,613
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Roundy's, Inc. (d)	38,156	$ 285,788
Spartan Stores, Inc.	52,974	811,032
SUPERVALU, Inc. (d)	479,548	1,141,324
Susser Holdings Corp. (a)	47,862	1,628,265
The Pantry, Inc. (a)	53,093	744,364
United Natural Foods, Inc. (a)(d)	109,866	6,315,098
Village Super Market, Inc. Class A	10,961	365,330
Weis Markets, Inc.	33,559	1,414,512
		34,484,131
Food Products - 1.7%
Alico, Inc.	8,218	259,935
Annie's, Inc. (d)	10,287	427,425
B&G Foods, Inc. Class A (d)	102,617	3,003,600
Bridgford Foods Corp. (a)	4,789	36,013
Bunge Ltd.	344,098	21,901,838
Cal-Maine Foods, Inc.	27,895	1,120,821
Calavo Growers, Inc. (d)	37,834	1,000,331
Chiquita Brands International, Inc. (a)(d)	92,664	555,984
Coffee Holding Co., Inc.	4,500	27,675
Darling International, Inc. (a)(d)	262,467	4,362,202
Diamond Foods, Inc. (d)	48,508	954,152
Dole Food Co., Inc. (a)(d)	97,530	1,256,186
Farmer Brothers Co. (a)	16,489	155,491
Flowers Foods, Inc.	322,330	6,656,115
Fresh Del Monte Produce, Inc.	108,218	2,672,985
Golden Enterprises Ltd.	2,595	8,745
Green Mountain Coffee Roasters, Inc. (a)(d)	287,423	6,987,253
Griffin Land & Nurseries, Inc.	6,082	172,181
Hain Celestial Group, Inc. (a)(d)	96,961	6,689,339
Hillshire Brands Co.	267,646	6,977,531
Ingredion, Inc.	172,070	9,262,528
Inventure Foods, Inc. (a)	25,815	155,148
J&J Snack Foods Corp.	31,336	1,789,286
John B. Sanfilippo & Son, Inc. (a)	24,690	382,448
Lancaster Colony Corp.	51,289	3,715,375
Lifeway Foods, Inc. (d)	13,382	127,798
Limoneira Co. (d)	16,924	300,063
Omega Protein Corp. (a)	45,997	332,098
Overhill Farms, Inc. (a)	28,537	131,270
Pilgrims Pride Corp. (d)	158,457	842,991
Post Holdings, Inc. (a)(d)	61,641	1,839,984
Ralcorp Holdings, Inc. (a)	131,280	9,315,629
Rocky Mountain Chocolate Factory, Inc.	795	9,850
Sanderson Farms, Inc.	53,062	2,335,789
Seneca Foods Corp. Class A (a)	22,104	632,395
Smart Balance, Inc. (a)	144,048	1,669,516
Smithfield Foods, Inc. (a)	358,972	6,935,339
Snyders-Lance, Inc.	143,901	3,365,844
Tootsie Roll Industries, Inc. (d)	71,986	1,826,285

	Shares	Value
TreeHouse Foods, Inc. (a)(d)	80,204	$ 4,166,598
Westway Group, Inc.	787	5,422
		114,367,458
Household Products - 0.5%
Central Garden & Pet Co. Class A (non-vtg.) (a)	119,241	1,407,044
Church & Dwight Co., Inc.	327,335	17,918,318
Energizer Holdings, Inc.	152,000	10,472,800
Harbinger Group, Inc. (a)	54,557	456,097
Ocean Bio-Chem, Inc. (a)(d)	20,307	39,599
Oil-Dri Corp. of America	15,023	344,027
Orchids Paper Products Co.	28,220	505,702
Spectrum Brands Holdings, Inc.	55,815	2,055,666
WD-40 Co.	45,270	2,209,629
		35,408,882
Personal Products - 0.4%
CCA Industries, Inc.	3,083	14,151
Cyanotech Corp. (a)	3,808	22,239
Elizabeth Arden, Inc. (a)	59,399	2,764,429
Herbalife Ltd.	274,224	13,269,699
Inter Parfums, Inc.	38,625	641,175
Mannatech, Inc. (a)	1,576	9,677
MediFast, Inc. (a)	33,601	937,132
Natural Alternatives International, Inc. (a)	20,104	122,232
Nature's Sunshine Products, Inc.	23,769	374,837
Nu Skin Enterprises, Inc. Class A	136,470	5,662,140
Nutraceutical International Corp. (a)	24,021	367,521
Physicians Formula Holdings, Inc. (a)	22,295	94,977
Prestige Brands Holdings, Inc. (a)(d)	119,856	1,924,887
Reliv International, Inc.	10,690	13,256
Revlon, Inc. (a)	42,260	560,790
Schiff Nutrition International, Inc. (a)(d)	30,302	584,223
The Female Health Co. (d)	51,052	344,601
United-Guardian, Inc.	5,269	103,009
USANA Health Sciences, Inc. (a)(d)	35,514	1,610,560
		29,421,535
Tobacco - 0.1%
Alliance One International, Inc. (a)(d)	303,388	879,825
Star Scientific, Inc. (a)(d)	300,350	1,129,316
Universal Corp.	47,967	2,275,075
Vector Group Ltd. (d)	127,836	2,174,490
		6,458,706
TOTAL CONSUMER STAPLES		224,827,834
ENERGY - 5.6%
Energy Equipment & Services - 1.9%
Atwood Oceanics, Inc. (a)(d)	128,270	5,936,336
Basic Energy Services, Inc. (a)(d)	97,645	1,083,860
Bolt Technology Corp.	26,764	384,599
Bristow Group, Inc.	77,640	3,640,540
C&J Energy Services, Inc. (a)(d)	127,764	2,571,889
Cal Dive International, Inc. (a)(d)	203,172	302,726
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Carbo Ceramics, Inc. (d)	46,788	$ 3,292,939
Dawson Geophysical Co. (a)	17,762	377,798
Dresser-Rand Group, Inc. (a)	178,338	9,027,470
Dril-Quip, Inc. (a)(d)	80,433	5,633,527
Energy Services of America Corp. (a)	9,053	14,032
ENGlobal Corp. (a)	44,577	31,204
Exterran Holdings, Inc. (a)(d)	145,976	2,684,499
Forbes Energy Services Ltd. (a)	18,498	68,443
Forum Energy Technologies, Inc.	34,848	824,852
Geokinetics, Inc. (a)(d)	60,539	10,310
Global Geophysical Services, Inc. (a)	59,223	271,834
GreenHunter Energy, Inc.	10,085	21,279
Gulf Island Fabrication, Inc.	30,245	786,975
Gulfmark Offshore, Inc. Class A (a)	58,283	2,044,568
Helix Energy Solutions Group, Inc. (a)(d)	227,210	4,003,440
Hercules Offshore, Inc. (a)(d)	357,973	1,471,269
Hornbeck Offshore Services, Inc. (a)(d)	70,808	2,750,183
ION Geophysical Corp. (a)(d)	269,411	1,759,254
Key Energy Services, Inc. (a)	366,546	2,899,379
Lufkin Industries, Inc.	76,392	4,004,469
Matrix Service Co. (a)(d)	80,487	938,478
McDermott International, Inc. (a)	542,655	6,045,177
Mitcham Industries, Inc. (a)(d)	24,562	375,799
Natural Gas Services Group, Inc. (a)	25,396	350,211
Newpark Resources, Inc. (a)(d)	204,934	1,409,946
Oceaneering International, Inc.	256,458	13,730,761
Oil States International, Inc. (a)	117,013	9,155,097
OYO Geospace Corp. (a)	14,262	1,306,257
Parker Drilling Co. (a)	274,334	1,135,743
Patterson-UTI Energy, Inc.	345,089	5,241,902
PHI, Inc. (non-vtg.) (a)(d)	30,743	846,970
Pioneer Energy Services Corp. (a)(d)	132,423	1,019,657
RigNet, Inc. (a)	21,464	381,201
RPC, Inc. (d)	172,703	2,115,612
SEACOR Holdings, Inc. (a)	52,976	4,556,466
Superior Energy Services, Inc. (a)	378,585	7,863,210
Tesco Corp. (a)(d)	69,891	710,093
TETRA Technologies, Inc. (a)(d)	232,603	1,490,985
TGC Industries, Inc.	33,924	206,936
Tidewater, Inc.	121,105	5,744,010
Union Drilling, Inc. (a)	29,459	125,790
Unit Corp. (a)	116,878	4,649,407
Willbros Group, Inc. (a)	108,167	530,018
		125,827,400
Oil, Gas & Consumable Fuels - 3.7%
Abraxas Petroleum Corp. (a)	199,696	405,383
Adams Resources & Energy, Inc.	9,909	347,806
Alon USA Energy, Inc.	31,382	429,306
Amyris, Inc. (a)(d)	59,801	186,579
APCO Oil and Gas International, Inc.	22,879	368,352
Approach Resources, Inc. (a)(d)	61,189	1,758,572

	Shares	Value
Arch Coal, Inc.	493,043	$ 3,012,493
Barnwell Industries, Inc. (a)	11,298	34,685
Berry Petroleum Co. Class A	117,462	4,327,300
Bill Barrett Corp. (a)(d)	108,832	2,386,686
BioFuel Energy Corp. (a)(d)	12,280	37,208
Bonanza Creek Energy, Inc.	21,405	430,669
BPZ Energy, Inc. (a)(d)	218,335	499,987
Callon Petroleum Co. (a)	73,635	407,202
Carrizo Oil & Gas, Inc. (a)(d)	74,709	1,885,655
Ceres, Inc.	65	444
Cheniere Energy, Inc. (a)	504,225	7,442,361
Cimarex Energy Co.	199,495	11,413,109
Clayton Williams Energy, Inc. (a)(d)	27,250	1,309,363
Clean Energy Fuels Corp. (a)(d)	140,231	1,842,635
Cloud Peak Energy, Inc. (a)	136,551	2,401,932
Cobalt International Energy, Inc. (a)	439,567	9,982,567
Comstock Resources, Inc. (a)(d)	102,872	1,696,359
Concho Resources, Inc. (a)	241,912	21,709,183
Contango Oil & Gas Co. (a)(d)	35,742	1,984,753
Continental Resources, Inc. (a)(d)	133,347	9,875,679
CREDO Petroleum Corp. (a)	17,574	254,120
Crimson Exploration, Inc. (a)(d)	84,713	379,514
Crosstex Energy, Inc.	142,544	1,767,546
Cubic Energy, Inc. (a)(d)	119,177	38,137
CVR Energy, Inc. (a)(d)	38,340	1,143,299
Delek US Holdings, Inc.	35,233	925,219
DHT Holdings, Inc.	11,700	64,701
Double Eagle Petroleum Co. (a)	27,291	121,445
Earthstone Energy, Inc. (a)	4,213	58,982
Endeavour International Corp. (a)(d)	95,560	807,482
Energen Corp.	170,000	8,678,500
Energy Partners Ltd. (a)	62,783	1,081,123
Evolution Petroleum Corp. (a)	37,375	299,748
EXCO Resources, Inc.	395,728	2,710,737
FieldPoint Petroleum Corp. (a)	9,981	43,916
FieldPoint Petroleum Corp. warrants 3/23/18 (a)	9,981	10,979
Forest Oil Corp. (a)(d)	260,020	1,926,748
FX Energy, Inc. (a)(d)	108,663	831,272
Gasco Energy, Inc. (a)	467,214	65,644
Gastar Exploration Ltd. (a)	112,646	180,234
Gevo, Inc. (a)(d)	47,994	169,899
GMX Resources, Inc. (a)(d)	158,317	125,070
Goodrich Petroleum Corp. (a)(d)	59,308	753,212
Green Plains Renewable Energy, Inc. (a)(d)	73,502	338,109
Gulfport Energy Corp. (a)	97,497	2,564,171
Halcon Resources Corp. (a)	156,818	1,204,362
Hallador Energy Co.	5,608	43,069
Harvest Natural Resources, Inc. (a)(d)	80,932	690,350
HKN, Inc. (a)	28,420	61,387
HollyFrontier Corp.	452,730	18,240,492
Houston American Energy Corp. (a)(d)	37,486	33,737
Hyperdynamics Corp. (a)(d)	455,532	318,872
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Isramco, Inc. (a)(d)	2,413	$ 247,574
James River Coal Co. (a)(d)	77,119	219,789
KiOR, Inc. Class A (a)(d)	28,186	215,623
Kodiak Oil & Gas Corp. (a)	616,350	5,510,169
Laredo Petroleum Holdings, Inc.	62,382	1,357,432
Lucas Energy, Inc. (a)(d)	25,312	42,271
Magellan Petroleum Corp. (a)	109,622	132,643
Magnum Hunter Resources Corp. (d)	378,880	1,629,184
Magnum Hunter Resources Corp. warrants 10/14/13 (a)(d)	19,383	0
Matador Resources Co.	29,289	298,162
McMoRan Exploration Co. (a)(d)	286,847	3,622,878
Mexco Energy Corp. (a)	2,175	13,094
Midstates Petroleum Co., Inc.	53,159	433,246
Miller Energy Resources, Inc. (a)(d)	137,671	622,273
Northern Oil & Gas, Inc. (a)(d)	167,032	2,729,303
Oasis Petroleum, Inc. (a)(d)	159,590	4,680,775
Overseas Shipholding Group, Inc. (d)	63,133	379,429
Pacific Ethanol, Inc. (a)(d)	166,130	55,654
Panhandle Royalty Co. Class A	15,804	457,052
PDC Energy, Inc. (a)(d)	70,137	1,951,913
Penn Virginia Corp.	99,864	610,169
Petroquest Energy, Inc. (a)(d)	116,987	745,207
Plains Exploration & Production Co. (a)	328,370	12,911,508
PostRock Energy Corp. (a)	17,510	31,868
PrimeEnergy Corp. (a)	1,965	51,090
Pyramid Oil Co. (a)	7,060	31,346
Quicksilver Resources, Inc. (a)(d)	274,950	934,830
Recovery Energy, Inc. (a)	1,133	3,682
Renewable Energy Group, Inc.	10,652	56,669
Rentech, Inc. (a)	686,373	1,510,021
Resolute Energy Corp. (a)(d)	190,552	1,722,590
Rex American Resources Corp. (a)	16,822	292,703
Rex Energy Corp. (a)	90,060	1,115,843
Rosetta Resources, Inc. (a)	118,614	5,093,285
Royale Energy, Inc. (a)(d)	11,555	25,768
Sanchez Energy Corp.	19,483	371,736
SandRidge Energy, Inc. (a)(d)	952,892	6,260,500
Saratoga Resources, Inc. (a)(d)	25,695	134,385
SemGroup Corp. Class A (a)	96,535	3,430,854
Ship Finance International Ltd. (NY Shares) (d)	110,937	1,790,523
SM Energy Co.	150,573	7,111,563
Solazyme, Inc. (a)(d)	77,686	931,455
Stone Energy Corp. (a)(d)	104,960	2,469,709
Swift Energy Co. (a)	91,572	1,784,738
Synergy Resources Corp. (a)	65,518	183,450
Syntroleum Corp. (a)(d)	166,427	116,499
Targa Resources Corp.	89,113	4,034,146
Teekay Corp.	95,965	2,838,645
Tengasco, Inc. (a)	63,216	44,883

	Shares	Value
Ultra Petroleum Corp. (a)(d)	366,925	$ 7,543,978
Uranium Energy Corp. (a)	202,850	517,268
Uranium Resources, Inc. (a)(d)	186,574	83,958
US Energy Corp. (a)	91,127	198,657
USEC, Inc. (a)(d)	388,801	241,057
VAALCO Energy, Inc. (a)(d)	119,162	882,990
Venoco, Inc. (a)(d)	63,393	708,734
Verenium Corp. (a)(d)	32,819	103,380
Voyager Oil & Gas, Inc. (a)	93,088	115,429
W&T Offshore, Inc.	102,777	1,773,931
Warren Resources, Inc. (a)	175,353	510,277
Western Refining, Inc.	119,993	3,356,204
Westmoreland Coal Co. (a)(d)	24,842	192,029
Whiting Petroleum Corp. (a)	277,422	12,350,827
World Fuel Services Corp.	163,888	6,098,272
ZaZa Energy Corp. (a)(d)	54,531	164,684
Zion Oil & Gas, Inc. (a)(d)	112,487	321,713
		248,509,861
TOTAL ENERGY		374,337,261
FINANCIALS - 22.5%
Capital Markets - 1.5%
Affiliated Managers Group, Inc. (a)	118,272	13,911,153
Arlington Asset Investment Corp.	20,855	477,580
Artio Global Investors, Inc. Class A	122,626	380,141
BGC Partners, Inc. Class A	202,728	914,303
Calamos Asset Management, Inc. Class A	47,935	533,517
CIFI Corp. (a)(d)	13,714	103,266
Cohen & Steers, Inc. (d)	46,427	1,566,911
Cowen Group, Inc. Class A (a)	250,464	653,711
Diamond Hill Investment Group, Inc.	6,707	489,678
Direct Markets Holdings Corp. (a)(d)	120,949	15,348
Duff & Phelps Corp. Class A	67,634	896,151
Eaton Vance Corp. (non-vtg.) (d)	260,368	7,053,369
Edelman Financial Group, Inc.	54,798	483,318
Epoch Holding Corp.	39,761	837,367
Evercore Partners, Inc. Class A	51,523	1,272,618
FBR Capital Markets Corp. (a)	141,847	429,796
Financial Engines, Inc. (a)(d)	120,148	2,559,152
FirstCity Financial Corp. (a)	5,260	41,238
FXCM, Inc. Class A	49,738	435,705
GAMCO Investors, Inc. Class A	14,987	675,914
GFI Group, Inc.	188,467	527,708
Gleacher & Co., Inc. (a)(d)	185,336	153,829
Greenhill & Co., Inc.	63,220	2,759,553
HFF, Inc. (a)(d)	86,273	1,147,431
ICG Group, Inc. (a)	113,828	1,038,111
Institutional Financial Markets, Inc.	16,813	18,494
INTL FCStone, Inc. (a)(d)	36,432	660,512
Investment Technology Group, Inc. (a)	111,776	946,743
Janus Capital Group, Inc.	420,000	3,662,400
Jefferies Group, Inc.	355,990	5,229,493
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
JMP Group, Inc.	44,707	$ 240,971
KBW, Inc.	72,402	1,107,027
Knight Capital Group, Inc. Class A (a)(d)	218,742	603,728
Ladenburg Thalmann Financial Services, Inc. (a)(d)	282,944	393,292
LPL Financial	139,115	3,988,427
Manning & Napier, Inc.	18,699	222,331
Medallion Financial Corp.	52,498	597,952
Oppenheimer Holdings, Inc. Class A (non-vtg.)	32,675	487,511
Penson Worldwide, Inc. (a)(d)	47,870	3,925
Piper Jaffray Companies (a)	44,362	1,091,749
Pzena Investment Management, Inc.	13,002	65,400
Raymond James Financial, Inc.	248,973	8,763,850
Safeguard Scientifics, Inc. (a)	52,134	811,205
SEI Investments Co.	320,260	6,965,655
Stifel Financial Corp. (a)(d)	117,290	3,833,037
SWS Group, Inc. (a)	80,179	478,669
TD Ameritrade Holding Corp. (d)	551,725	9,440,015
Teton Advisors, Inc. (a)	145	1,776
U.S. Global Investments, Inc. Class A	36,632	190,853
Virtus Investment Partners, Inc. (a)	15,774	1,350,885
Waddell & Reed Financial, Inc. Class A	213,366	6,315,634
Walter Investment Management Corp.	65,835	1,842,722
Westwood Holdings Group, Inc.	13,202	485,174
WisdomTree Investments, Inc. (a)	144,563	902,073
		100,058,371
Commercial Banks - 4.6%
1st Source Corp.	38,637	882,083
1st United Bancorp, Inc. (a)	67,638	409,886
Access National Corp.	15,817	221,280
ACNB Corp.	13,555	203,461
Alliance Bankshares Corp. (a)	922	4,066
Alliance Financial Corp.	11,655	427,389
Ameriana Bancorp	2,223	14,249
American National Bankshares, Inc.	18,331	408,781
American River Bankshares (a)	3,552	24,260
Ameris Bancorp (a)(d)	51,389	609,987
AmeriServ Financial, Inc. (a)	14,728	43,595
Ames National Corp. (d)	16,110	339,116
Anchor Bancorp (a)	6,363	76,356
Arrow Financial Corp.	30,280	740,043
Associated Banc-Corp.	434,355	5,629,241
Auburn National Bancorp., Inc. (d)	2,289	48,527
BancFirst Corp. (d)	20,263	838,483
Bancorp, Inc., Delaware (a)	76,720	741,882
BancorpSouth, Inc.	226,260	3,335,072
BancTrust Financial Group, Inc. (a)	47,107	136,610
Bank of Hawaii Corp.	99,680	4,608,206
Bank of Kentucky Financial Corp.	10,625	262,438
Bank of Marin Bancorp	13,108	514,096

	Shares	Value
Bank of the James Financial Group, Inc. (a)	2,186	$ 11,651
Bank of the Ozarks, Inc.	76,156	2,444,608
BankUnited, Inc.	92,889	2,345,447
Banner Bank	32,759	792,113
Bar Harbor Bankshares	9,461	338,231
BBCN Bancorp, Inc. (a)	168,307	2,107,204
BCB Bancorp, Inc. (d)	9,297	95,294
Berkshire Bancorp, Inc. (a)	4,024	33,600
BNC Bancorp (d)	1,169	8,884
BOK Financial Corp.	75,479	4,345,326
Boston Private Financial Holdings, Inc.	181,158	1,719,189
Bridge Bancorp, Inc.	17,303	350,386
Bridge Capital Holdings (a)	18,425	277,296
Bryn Mawr Bank Corp.	22,784	501,020
BSB Bancorp, Inc.	19,579	248,066
C & F Financial Corp.	4,436	173,536
Camden National Corp.	16,328	602,830
Capital Bank Corp. (a)(d)	22,768	53,732
Capital City Bank Group, Inc.	33,531	299,767
CapitalSource, Inc.	671,726	4,655,061
Cardinal Financial Corp.	65,740	851,333
Cascade Bancorp (a)(d)	32,963	172,067
Cathay General Bancorp	170,364	2,788,859
Center Bancorp, Inc.	24,871	284,524
Centerstate Banks of Florida, Inc.	66,005	539,921
Central Pacific Financial Corp. (a)	43,050	598,395
Century Bancorp, Inc. Class A (non-vtg.)	7,814	245,438
Chemical Financial Corp.	58,852	1,350,065
CIT Group, Inc. (a)	472,621	17,846,169
Citizens & Northern Corp.	30,086	576,448
Citizens Holding Co.	2,280	44,072
Citizens Republic Bancorp, Inc. (a)	84,126	1,722,059
City Holding Co.	34,461	1,175,809
City National Corp.	109,975	5,647,216
CNB Financial Corp., Pennsylvania	24,450	405,137
CoBiz, Inc.	138,787	982,612
Colony Bankcorp, Inc. (a)	4,518	18,162
Columbia Banking Systems, Inc.	87,978	1,569,528
Commerce Bancshares, Inc.	209,418	8,424,886
Community Bank System, Inc.	114,684	3,215,739
Community Partners Bancorp	1,393	7,731
Community Trust Bancorp, Inc.	34,249	1,177,823
Crescent Financial Bancshares, Inc. (a)(d)	5,656	29,637
Cullen/Frost Bankers, Inc.	143,609	7,984,660
CVB Financial Corp.	241,074	2,880,834
Eagle Bancorp, Inc., Maryland (a)(d)	47,604	811,172
East West Bancorp, Inc.	327,936	7,194,916
Eastern Virginia Bankshares, Inc. (a)	3,012	12,831
Enterprise Bancorp, Inc. (d)	14,913	236,222
Enterprise Financial Services Corp.	42,722	528,471
Farmers Capital Bank Corp. (a)	6,220	59,028
Farmers National Banc Corp. (d)	41,229	250,672
Fidelity Southern Corp.	14,824	130,599
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Financial Institutions, Inc.	28,782	$ 503,685
First Bancorp, North Carolina	37,879	376,138
First Bancorp, Puerto Rico (a)(d)	186,883	713,893
First Busey Corp.	193,866	930,557
First California Financial Group, Inc. (a)	58,547	411,000
First Citizen Bancshares, Inc.	17,596	2,905,803
First Commonwealth Financial Corp.	220,589	1,535,299
First Community Bancshares, Inc.	36,337	539,968
First Connecticut Bancorp, Inc.	39,271	511,701
First Financial Bancorp, Ohio	125,711	2,046,575
First Financial Bankshares, Inc. (d)	91,048	3,166,649
First Financial Corp., Indiana	28,823	878,237
First Financial Service Corp. (a)	745	2,608
First Interstate Bancsystem, Inc.	48,427	692,506
First M&F Corp.	2,350	16,004
First Merchants Corp.	61,527	866,300
First Midwest Bancorp, Inc., Delaware	155,623	1,837,908
First Niagara Financial Group, Inc.	817,795	6,452,403
First of Long Island Corp.	17,771	532,241
First Republic Bank	194,968	6,373,504
First Security Group, Inc. (a)	1,070	2,622
First South Bancorp, Inc., Virginia (a)	39,689	167,488
First United Corp. (a)	14,602	75,200
Firstbank Corp., Michigan	8,342	79,833
FirstMerit Corp.	240,206	3,768,832
FNB Corp., Pennsylvania	296,034	3,241,572
FNB United Corp. (a)(d)	21,639	263,996
Fulton Financial Corp.	455,371	4,430,760
German American Bancorp, Inc.	31,184	717,232
Glacier Bancorp, Inc.	159,143	2,452,394
Great Southern Bancorp, Inc.	21,585	634,167
Green Bankshares, Inc. (a)(d)	35,591	64,420
Guaranty Bancorp (a)	135,393	269,432
Hampton Roads Bankshares, Inc. (a)(d)	69,643	139,286
Hampton Roads Bankshares, Inc. rights 9/6/12 (a)	56,222	135,945
Hancock Holding Co.	188,216	5,578,722
Hanmi Financial Corp. (a)	49,523	618,542
Hawthorn Bancshares, Inc.	6,721	59,750
Heartland Financial USA, Inc.	33,115	867,282
Heritage Commerce Corp. (a)	57,846	382,362
Heritage Financial Corp., Washington	35,332	494,295
Heritage Oaks Bancorp (a)(d)	40,793	232,520
Home Bancshares, Inc.	61,821	1,947,980
HomeTrust Bancshares, Inc.	50,414	634,208
Horizon Bancorp Industries	12,574	340,252
Hudson Valley Holding Corp.	41,056	693,436
IBERIABANK Corp.	73,254	3,436,345
Independent Bank Corp. (a)(d)	22,677	61,228

	Shares	Value
Independent Bank Corp., Massachusetts (d)	47,398	$ 1,382,126
International Bancshares Corp.	133,849	2,444,083
Intervest Bancshares Corp. Class A (a)	43,436	161,582
Investors Bancorp, Inc. (a)	127,475	2,188,746
Lakeland Bancorp, Inc.	58,820	595,847
Lakeland Financial Corp.	34,881	926,439
Macatawa Bank Corp. (a)	67,984	205,992
MainSource Financial Group, Inc.	47,324	569,308
MB Financial, Inc.	127,789	2,609,451
MBT Financial Corp. (a)	11,242	32,602
Mercantile Bank Corp. (a)(d)	19,339	327,796
Merchants Bancshares, Inc.	14,012	392,476
Metro Bancorp, Inc. (a)	42,825	537,454
Metrocorp Bancshares, Inc. (a)(d)	35,019	370,151
Middleburg Financial Corp.	14,592	246,167
Midsouth Bancorp, Inc.	24,320	316,646
MidWestOne Financial Group, Inc.	16,620	362,981
National Bankshares, Inc. (d)	16,169	513,366
National Penn Bancshares, Inc.	283,008	2,518,771
NBT Bancorp, Inc.	110,024	2,313,805
NewBridge Bancorp (a)	34,468	162,344
North Valley Bancorp (a)	6,149	85,164
Northeast Bancorp	21,366	182,038
Northrim Bancorp, Inc.	12,118	249,631
Norwood Financial Corp.	2,777	77,645
OBA Financial Services, Inc. (a)	5,103	75,780
Ohio Valley Banc Corp.	7,485	142,964
Old National Bancorp, Indiana	206,275	2,722,830
Old Second Bancorp, Inc. (a)(d)	34,774	50,075
OmniAmerican Bancorp, Inc. (a)	21,285	468,057
Oriental Financial Group, Inc.	108,756	1,152,814
Orrstown Financial Services, Inc.	18,291	160,046
Pacific Capital Bancorp NA (a)(d)	18,635	855,719
Pacific Continental Corp.	43,214	388,494
Pacific Mercantile Bancorp (a)	19,877	129,399
Pacific Premier Bancorp, Inc. (a)	1,830	16,671
PacWest Bancorp	69,253	1,612,210
Park National Corp. (d)	38,738	2,609,004
Park Sterling Corp. (a)	97,814	469,507
Patriot National Bancorp, Inc. (a)	14,022	22,856
Peapack-Gladstone Financial Corp.	17,211	253,690
Penns Woods Bancorp, Inc.	10,096	402,225
Peoples Bancorp of North Carolina	1,842	17,112
Peoples Bancorp, Inc.	20,106	444,343
Peoples Financial Corp., Mississippi	7,232	76,515
Pinnacle Financial Partners, Inc. (a)(d)	92,448	1,769,455
Popular, Inc. (a)	268,902	4,259,408
Porter Bancorp, Inc. (a)	3,733	6,869
Preferred Bank, Los Angeles (a)	20,724	267,132
Premier Financial Bancorp, Inc. (a)	6,092	53,975
PremierWest Bancorp (a)(d)	17,140	23,996
PrivateBancorp, Inc.	142,003	2,314,649
Prosperity Bancshares, Inc.	104,563	4,402,102
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
QCR Holdings, Inc.	6,005	$ 81,548
Renasant Corp.	59,271	1,084,067
Republic Bancorp, Inc., Kentucky Class A	25,708	579,715
Republic First Bancorp, Inc. (a)	44,636	90,165
Royal Bancshares of Pennsylvania, Inc. Class A (a)	6,704	14,347
Rurban Financial Corp. (a)	532	3,825
S&T Bancorp, Inc.	77,320	1,341,502
S.Y. Bancorp, Inc.	30,337	709,582
Sandy Spring Bancorp, Inc.	57,184	1,048,755
Savannah Bancorp, Inc. (a)	3,956	38,927
SCBT Financial Corp.	39,694	1,596,096
Seacoast Banking Corp., Florida (a)	235,806	346,635
Shore Bancshares, Inc.	20,686	116,462
Sierra Bancorp	31,765	345,603
Signature Bank (a)(d)	113,303	7,322,773
Simmons First National Corp. Class A	37,373	870,043
Southern Community Financial Corp. (a)	10,774	34,046
Southern National Bancorp of Virginia, Inc.	12,282	95,063
Southside Bancshares, Inc.	40,257	882,031
Southwest Bancorp, Inc., Oklahoma (a)	44,454	491,661
State Bank Financial Corp.	77,039	1,248,032
StellarOne Corp.	55,996	741,947
Sterling Bancorp, New York	62,200	617,646
Sterling Financial Corp., Washington	93,198	1,975,798
Suffolk Bancorp (a)	25,339	383,632
Summit Financial Group, Inc. (a)	1,800	7,020
Sun Bancorp, Inc., New Jersey (a)	136,043	394,525
Susquehanna Bancshares, Inc.	475,630	4,998,871
SVB Financial Group (a)	96,469	5,594,237
Synovus Financial Corp.	1,961,478	4,079,874
Taylor Capital Group, Inc. (a)(d)	36,427	613,431
TCF Financial Corp.	340,135	3,782,301
Texas Capital Bancshares, Inc. (a)(d)	80,632	3,710,685
The First Bancorp, Inc.	21,478	352,884
TIB Financial Corp. (a)	777	9,324
Tompkins Financial Corp.	33,792	1,312,481
TowneBank (d)	68,819	1,013,016
Trico Bancshares	35,094	539,044
Trustmark Corp.	129,624	3,070,793
UMB Financial Corp.	95,086	4,662,067
Umpqua Holdings Corp.	254,223	3,213,379
Union Bankshares, Inc.	388	7,628
Union/First Market Bankshares Corp.	55,751	818,425
United Bancorp, Inc.	370	2,812
United Bankshares, Inc., West Virginia (d)	132,968	3,235,111
United Community Banks, Inc., Georgia (a)	132,490	1,057,270
United Security Bancshares, Inc. (a)	8,545	50,074

	Shares	Value
United Security Bancshares, California (d)	7,341	$ 17,765
Univest Corp. of Pennsylvania	38,304	629,335
Valley National Bancorp	489,100	4,744,270
Virginia Commerce Bancorp, Inc. (a)	67,965	549,837
Washington Banking Co., Oak Harbor	41,106	560,275
Washington Trust Bancorp, Inc.	35,763	885,492
Webster Financial Corp.	204,436	4,350,398
Wellesley Bancorp, Inc.	2,803	40,700
WesBanco, Inc.	67,476	1,371,112
West Bancorp., Inc.	28,408	288,057
West Coast Bancorp (a)	46,944	935,124
Westamerica Bancorp. (d)	70,836	3,297,416
Western Alliance Bancorp. (a)(d)	206,028	1,918,121
Wilshire Bancorp, Inc. (a)	144,206	902,730
Wintrust Financial Corp.	76,756	2,871,442
Xenith Bankshares, Inc. (a)	17,541	75,075
Yadkin Valley Financial Corp. (a)	16,970	46,668
		307,777,941
Consumer Finance - 0.3%
Cash America International, Inc.	65,330	2,536,111
CompuCredit Holdings Corp. (a)(d)	41,074	249,319
Consumer Portfolio Services, Inc. (a)	14,288	37,863
Credit Acceptance Corp. (a)(d)	21,614	2,128,114
DFC Global Corp. (a)(d)	92,459	1,721,587
EZCORP, Inc. (non-vtg.) Class A (a)(d)	106,020	2,401,353
First Cash Financial Services, Inc. (a)(d)	76,532	3,414,858
First Marblehead Corp. (a)(d)	159,362	184,860
Green Dot Corp. Class A (a)(d)	42,106	482,114
Imperial Holdings, Inc. (a)(d)	53,799	206,050
Nelnet, Inc. Class A	61,253	1,467,009
Netspend Holdings, Inc. (a)	69,646	660,244
QC Holdings, Inc.	15,915	59,522
Regional Management Corp. (d)	1,398	23,472
White River Capital, Inc.	7,973	176,602
World Acceptance Corp. (a)(d)	42,286	3,086,878
		18,835,956
Diversified Financial Services - 0.4%
California First National Bancorp	1,545	25,338
Catskill Litigation Trust (a)	1,036	0
CBOE Holdings, Inc.	232,203	6,603,853
Gain Capital Holdings, Inc.	22,236	99,395
Interactive Brokers Group, Inc.	80,367	1,110,672
Life Partners Holdings, Inc. (d)	51,198	81,405
MarketAxess Holdings, Inc.	75,349	2,454,117
Marlin Business Services Corp.	19,144	316,642
MicroFinancial, Inc.	17,898	161,082
MSCI, Inc. Class A (a)	279,424	9,802,194
NCP Litigation Trust (a)	200	0
NewStar Financial, Inc. (a)(d)	69,745	825,083
PHH Corp. (a)(d)	123,456	2,154,307
PICO Holdings, Inc. (a)(d)	53,727	1,170,174
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Resource America, Inc. Class A	23,799	$ 150,886
Vector Capital Corp. rights (a)	49,572	1
		24,955,149
Insurance - 4.2%
21st Century Holding Co. (a)	8,797	48,559
Alleghany Corp.	39,537	13,329,900
Allied World Assurance Co. Holdings Ltd.	89,522	7,030,163
American Equity Investment Life Holding Co.	119,336	1,379,524
American Financial Group, Inc.	210,353	7,900,859
American National Insurance Co.	32,130	2,271,270
American Safety Insurance Group Ltd. (a)(d)	25,797	444,482
Amerisafe, Inc. (a)(d)	44,533	1,119,560
Amtrust Financial Services, Inc. (d)	73,829	1,924,722
Arch Capital Group Ltd. (a)(d)	311,716	12,440,586
Argo Group International Holdings, Ltd.	71,874	2,124,595
Arthur J. Gallagher & Co.	265,421	9,480,838
Aspen Insurance Holdings Ltd.	153,609	4,466,950
Assured Guaranty Ltd.	379,226	5,005,783
Axis Capital Holdings Ltd.	311,323	10,606,775
Baldwin & Lyons, Inc. Class B	20,123	453,170
Brown & Brown, Inc.	285,914	7,502,383
Citizens, Inc. Class A (a)(d)	78,016	762,216
CNA Financial Corp.	99,168	2,590,268
CNO Financial Group, Inc.	479,137	4,264,319
Crawford & Co. Class B	69,141	309,060
Donegal Group, Inc. Class A	26,385	378,097
Eastern Insurance Holdings, Inc. (d)	16,085	266,207
eHealth, Inc. (a)	59,193	979,052
EMC Insurance Group	12,011	235,896
Employers Holdings, Inc.	110,478	2,014,014
Endurance Specialty Holdings Ltd.	106,872	4,040,830
Enstar Group Ltd. (a)(d)	23,037	2,130,001
Erie Indemnity Co. Class A	65,244	4,160,610
Everest Re Group Ltd.	100,404	10,407,879
FBL Financial Group, Inc. Class A	35,194	1,165,625
Fidelity National Financial, Inc. Class A	499,572	9,411,936
First Acceptance Corp. (a)	24,679	31,096
First American Financial Corp.	244,400	4,709,588
Flagstone Reinsurance Holdings Ltd.	117,127	1,000,265
Fortegra Financial Corp. (a)	15,197	121,120
Global Indemnity PLC (a)	37,631	759,017
Greenlight Capital Re, Ltd. (a)	63,768	1,548,287
Hallmark Financial Services, Inc. (a)	27,548	220,109
Hanover Insurance Group, Inc.	117,027	4,176,694
HCC Insurance Holdings, Inc.	266,229	8,806,855
Hilltop Holdings, Inc. (a)(d)	103,357	1,157,598
Homeowners Choice, Inc.	8,749	175,330

	Shares	Value
Horace Mann Educators Corp.	81,387	$ 1,429,970
Independence Holding Co.	12,745	129,872
Infinity Property & Casualty Corp.	29,456	1,652,482
Investors Title Co.	2,693	168,447
Kansas City Life Insurance Co.	10,866	384,222
Kemper Corp.	121,221	3,709,363
Maiden Holdings Ltd.	143,671	1,318,900
Markel Corp. (a)	23,095	10,044,016
MBIA, Inc. (a)(d)	401,932	4,373,020
Meadowbrook Insurance Group, Inc.	121,669	923,468
Mercury General Corp.	55,815	2,137,156
Montpelier Re Holdings Ltd. (d)	171,990	3,708,104
National Financial Partners Corp. (a)(d)	130,377	1,921,757
National Interstate Corp.	17,159	426,401
National Western Life Insurance Co. Class A	7,450	1,031,155
Navigators Group, Inc. (a)(d)	29,134	1,414,747
Old Republic International Corp.	586,439	5,060,969
OneBeacon Insurance Group Ltd.	51,637	666,634
PartnerRe Ltd.	152,398	11,186,013
Phoenix Companies, Inc. (a)(d)	12,675	390,897
Platinum Underwriters Holdings Ltd.	76,798	3,051,953
Presidential Life Corp.	49,531	690,462
Primerica, Inc.	115,806	3,376,903
ProAssurance Corp.	64,616	5,765,686
Protective Life Corp.	178,332	5,037,879
Reinsurance Group of America, Inc.	165,359	9,713,188
RenaissanceRe Holdings Ltd.	115,845	8,949,026
RLI Corp.	47,991	3,040,710
Safety Insurance Group, Inc.	33,267	1,506,662
SeaBright Insurance Holdings, Inc.	51,078	560,836
Selective Insurance Group, Inc.	108,320	1,942,178
StanCorp Financial Group, Inc. (d)	111,235	3,472,757
State Auto Financial Corp.	33,712	473,654
Stewart Information Services Corp. (d)	39,262	776,210
Symetra Financial Corp.	233,995	2,859,419
Tower Group, Inc.	79,758	1,486,689
United Fire Group, Inc.	51,439	1,138,859
Universal Insurance Holdings, Inc.	99,404	347,914
Validus Holdings Ltd.	188,881	6,329,402
W.R. Berkley Corp.	270,121	10,097,123
White Mountains Insurance Group Ltd.	14,267	7,423,691
		283,470,882
Real Estate Investment Trusts - 9.9%
Acadia Realty Trust (SBI)	113,588	2,828,341
AG Mortgage Investment Trust, Inc.	51,725	1,220,710
Agree Realty Corp.	28,120	697,938
Alexanders, Inc.	7,463	3,355,663
Alexandria Real Estate Equities, Inc.	145,185	10,729,172
American Assets Trust, Inc.	97,861	2,667,691
American Campus Communities, Inc.	210,805	9,827,729
American Capital Agency Corp. (d)	780,476	27,191,784
American Capital Mortgage Investment Corp.	64,985	1,607,079
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Realty Capital Trust, Inc.	370,581	$ 4,372,856
Annaly Capital Management, Inc.	2,302,776	39,861,023
Anworth Mortgage Asset Corp.	286,499	1,965,383
Apollo Commercial Real Estate Finance, Inc.	43,970	770,354
Apollo Residential Mortgage, Inc.	41,878	855,986
Arbor Realty Trust, Inc.	95,842	551,092
Ares Commercial Real Estate Corp. (d)	16,980	285,943
Armour Residential REIT, Inc.	646,805	4,825,165
Ashford Hospitality Trust, Inc.	181,667	1,504,203
Associated Estates Realty Corp.	110,604	1,682,287
BioMed Realty Trust, Inc. (d)	366,169	6,785,112
Brandywine Realty Trust (SBI)	355,301	4,334,672
BRE Properties, Inc.	178,409	8,906,177
BRT Realty Trust (a)	8,802	54,924
Camden Property Trust (SBI)	192,193	13,343,960
Campus Crest Communities, Inc.	87,414	944,071
Capital Trust, Inc. Class A (a)	85,860	266,166
CapLease, Inc.	166,403	815,375
Capstead Mortgage Corp.	222,517	3,190,894
CBL & Associates Properties, Inc. (d)	348,676	7,451,206
Cedar Shopping Centers, Inc.	141,571	777,225
Chatham Lodging Trust	37,534	525,851
Chesapeake Lodging Trust	79,186	1,475,235
Chimera Investment Corp.	2,491,833	6,329,256
Colonial Properties Trust (SBI) (d)	223,039	4,889,015
Colony Financial, Inc.	81,175	1,559,372
CommonWealth REIT	198,107	2,965,662
Coresite Realty Corp.	71,084	1,932,774
Corporate Office Properties Trust (SBI)	160,191	3,581,871
Cousins Properties, Inc.	217,353	1,736,650
Crexus Investment Corp.	178,454	1,834,507
CubeSmart	282,224	3,640,690
Cys Investments, Inc. (d)	367,061	5,278,337
DCT Industrial Trust, Inc.	508,975	3,216,722
DDR Corp.	548,129	8,342,523
DiamondRock Hospitality Co.	442,609	4,257,899
Digital Realty Trust, Inc.	286,089	21,316,491
Douglas Emmett, Inc.	311,193	7,465,520
Duke Realty LP	594,895	8,625,978
DuPont Fabros Technology, Inc. (d)	146,303	4,032,111
EastGroup Properties, Inc.	61,401	3,291,094
Education Realty Trust, Inc. (d)	256,403	2,964,019
Entertainment Properties Trust (SBI)	107,821	4,915,559
Equity Lifestyle Properties, Inc.	97,326	6,692,136
Equity One, Inc.	140,100	2,970,120
Essex Property Trust, Inc. (d)	80,055	12,166,759
Excel Trust, Inc.	94,534	1,109,829
Extra Space Storage, Inc.	240,674	8,209,390
Federal Realty Investment Trust (SBI)	151,446	16,342,538
FelCor Lodging Trust, Inc. (a)	320,776	1,488,401

	Shares	Value
First Industrial Realty Trust, Inc. (a)	209,030	$ 2,696,487
First Potomac Realty Trust	155,718	1,994,748
Franklin Street Properties Corp.	183,467	2,040,153
General Growth Properties, Inc. (d)	919,586	18,925,080
Getty Realty Corp. (d)	107,657	1,928,137
Gladstone Commercial Corp.	28,855	516,216
Glimcher Realty Trust	324,695	3,402,804
Government Properties Income Trust (d)	84,514	1,909,171
Gramercy Capital Corp. (a)	137,117	367,474
Gyrodyne Co. of America, Inc. (a)	2,317	258,346
Hatteras Financial Corp.	234,157	6,788,211
Healthcare Realty Trust, Inc.	173,023	4,197,538
Healthcare Trust of America, Inc.	69,731	655,471
Hersha Hospitality Trust	462,079	2,301,153
Highwoods Properties, Inc. (SBI)	159,736	5,208,991
Home Properties, Inc.	107,940	6,891,969
Hospitality Properties Trust (SBI)	289,963	6,979,409
Hudson Pacific Properties, Inc.	57,436	1,018,915
Inland Real Estate Corp.	192,865	1,581,493
Invesco Mortgage Capital, Inc.	297,124	6,088,071
Investors Real Estate Trust (d)	219,188	1,830,220
iStar Financial, Inc. (a)(d)	266,363	1,912,486
Kilroy Realty Corp.	152,958	7,221,147
Kite Realty Group Trust	163,071	838,185
LaSalle Hotel Properties (SBI)	211,826	5,772,259
Lexington Corporate Properties Trust (d)	372,493	3,493,984
Liberty Property Trust (SBI)	275,612	10,164,571
LTC Properties, Inc.	66,955	2,259,062
Mack-Cali Realty Corp.	197,306	5,268,070
Medical Properties Trust, Inc.	310,763	3,203,967
MFA Financial, Inc.	876,893	7,181,754
MHI Hospitality Corp.	1,708	6,490
Mid-America Apartment Communities, Inc.	95,563	6,498,284
Mission West Properties, Inc.	54,735	493,710
Monmouth Real Estate Investment Corp. Class A	80,856	903,162
MPG Office Trust, Inc. (a)(d)	193,026	675,591
National Health Investors, Inc.	66,785	3,488,848
National Retail Properties, Inc. (d)	234,656	7,288,415
New York Mortgage Trust, Inc. (d)	74,527	513,491
NorthStar Realty Finance Corp. (d)	308,309	1,809,774
Omega Healthcare Investors, Inc. (d)	231,185	5,553,064
One Liberty Properties, Inc.	35,770	683,565
Parkway Properties, Inc.	64,103	744,236
Pebblebrook Hotel Trust	145,936	3,448,468
Pennsylvania Real Estate Investment Trust (SBI)	141,880	2,230,354
Pennymac Mortgage Investment Trust	88,095	1,897,566
Piedmont Office Realty Trust, Inc. Class A	413,855	7,023,119
PMC Commercial Trust	13,962	103,738
Post Properties, Inc.	120,923	6,173,119
Potlatch Corp.	107,179	3,864,875
Power (REIT)	1,227	9,313
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
PS Business Parks, Inc.	47,862	$ 3,262,753
RAIT Financial Trust (d)	147,972	695,468
Ramco-Gershenson Properties Trust (SBI)	103,269	1,338,366
Rayonier, Inc.	277,024	13,571,406
Realty Income Corp.	309,331	13,032,115
Redwood Trust, Inc.	167,253	2,396,735
Regency Centers Corp.	203,449	9,969,001
Resource Capital Corp.	171,837	1,027,585
Retail Opportunity Investments Corp. (d)	130,748	1,643,502
Retail Properties America, Inc.	85,922	964,045
RLJ Lodging Trust	158,997	2,836,506
Rouse Properties, Inc.	62,419	867,624
Sabra Health Care REIT, Inc.	104,213	1,997,763
Saul Centers, Inc.	23,989	1,034,166
Select Income (REIT)	24,864	616,876
Senior Housing Properties Trust (SBI)	362,244	8,012,837
SL Green Realty Corp. (d)	209,142	16,856,845
Sovran Self Storage, Inc.	73,113	4,156,474
Stag Industrial, Inc.	55,590	855,530
Starwood Property Trust, Inc.	268,052	6,312,625
Strategic Hotel & Resorts, Inc. (a)	428,606	2,614,497
Summit Hotel Properties, Inc.	83,674	712,902
Sun Communities, Inc.	67,921	3,111,461
Sunstone Hotel Investors, Inc. (a)	332,828	3,471,396
Supertel Hospitality, Inc., Maryland (a)	13,197	12,407
Tanger Factory Outlet Centers, Inc.	209,858	7,040,736
Taubman Centers, Inc.	133,106	10,651,142
Terreno Realty Corp.	33,203	500,037
The Macerich Co.	303,332	18,069,487
Two Harbors Investment Corp.	621,083	7,198,352
UDR, Inc.	527,660	13,323,415
UMH Properties, Inc.	32,347	363,904
Universal Health Realty Income Trust (SBI)	32,328	1,395,600
Urstadt Biddle Properties, Inc.	5,274	99,204
Urstadt Biddle Properties, Inc. Class A	50,629	987,266
Washington (REIT) (SBI)	142,833	3,836,494
Weingarten Realty Investors (SBI)	269,475	7,526,437
Western Asset Mortgage Capital Corp.	17,417	373,420
Whitestone REIT Class B	28,528	374,858
Winthrop Realty Trust	62,985	715,510
		668,957,961
Real Estate Management & Development - 0.6%
Alexander & Baldwin, Inc.	99,155	2,936,971
American Realty Capital Properties, Inc.	6,190	71,185
American Realty Investments, Inc. (a)	1,965	4,068
AV Homes, Inc. (a)	29,637	436,849
Brookfield Properties Corp.	615,522	10,334,151
Consolidated-Tomoka Land Co. (d)	11,958	344,390
Forest City Enterprises, Inc. Class A (a)	310,071	4,675,871
Forestar Group, Inc. (a)(d)	81,723	1,175,994
Howard Hughes Corp. (a)	63,119	4,152,599

	Shares	Value
InterGroup Corp. (a)	336	$ 7,889
Jones Lang LaSalle, Inc.	95,979	6,922,965
Kennedy-Wilson Holdings, Inc.	97,602	1,350,812
Maui Land & Pineapple, Inc. (a)	17,943	58,315
Preferred Apartment Communities, Inc. Class A	6,866	56,301
Stratus Properties, Inc. (a)	7,091	64,386
Tejon Ranch Co. (a)(d)	36,577	1,022,693
The St. Joe Co. (a)(d)	217,187	4,163,475
Thomas Properties Group, Inc.	93,474	519,715
Transcontinental Realty Investors, Inc. (a)	1,497	6,063
Zillow, Inc. (a)(d)	28,773	1,197,245
ZipRealty, Inc. (a)	28,991	64,940
		39,566,877
Thrifts & Mortgage Finance - 1.0%
ASB Bancorp, Inc.	13,663	198,114
Astoria Financial Corp.	205,339	2,067,764
Bank Mutual Corp.	123,703	539,345
BankFinancial Corp.	56,765	436,523
BBX Capital Corp. (a)(d)	46,761	292,256
Beacon Federal Bancorp, Inc.	14,546	289,756
Beneficial Mutual Bancorp, Inc. (a)	107,032	942,952
Berkshire Hills Bancorp, Inc.	50,973	1,134,149
BofI Holding, Inc. (a)	27,494	647,484
Brookline Bancorp, Inc., Delaware	180,966	1,536,401
Camco Financial Corp. (a)	7,852	16,882
Cape Bancorp, Inc. (a)	25,193	230,516
Capitol Federal Financial, Inc.	435,831	5,173,314
Central Bancorp, Inc.	538	16,850
CFS Bancorp, Inc.	12,402	70,071
Charter Financial Corp., Georgia	2,588	24,482
Cheviot Financial Corp.	44	397
Chicopee Bancorp, Inc. (a)	13,096	194,738
Citizens South Banking Corp., Delaware	18,222	127,372
Clifton Savings Bancorp, Inc.	25,210	246,050
Dime Community Bancshares, Inc.	89,159	1,246,443
Doral Financial Corp. (a)	295,629	319,279
Elmira Savings Bank	161	3,136
ESB Financial Corp. (d)	31,148	427,662
ESSA Bancorp, Inc.	32,482	329,367
EverBank Financial Corp.	42,117	499,929
Farmer Mac Class C (non-vtg.)	21,618	535,262
First Clover Leaf Financial Corp.	10,566	67,622
First Defiance Financial Corp.	23,633	393,253
First Federal Bancshares of Arkansas, Inc. (a)(d)	4,711	46,026
First Financial Holdings, Inc.	36,582	467,518
First Financial Northwest, Inc. (a)	34,706	263,766
First PacTrust Bancorp, Inc.	20,005	241,260
Flagstar Bancorp, Inc. (a)	500,000	471,750
Flushing Financial Corp.	72,793	1,109,365
Fox Chase Bancorp, Inc.	32,985	498,074
Franklin Financial Corp./VA (a)	27,950	465,368
Hampden Bancorp, Inc.	5,136	64,714
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Heritage Financial Group, Inc.	7,732	$ 104,846
HF Financial Corp.	632	7,843
HMN Financial, Inc. (a)	2,852	7,472
Home Bancorp, Inc. (a)	15,826	269,042
Home Federal Bancorp, Inc.	37,371	396,880
HomeStreet, Inc.	4,408	156,220
HopFed Bancorp, Inc.	11,426	88,323
IF Bancorp, Inc. (a)	11,597	149,601
Impac Mortgage Holdings, Inc. (a)(d)	20,302	137,039
Indiana Community Bancorp	10,158	251,817
Kaiser Federal Financial Group, Inc.	22,747	347,574
Kearny Financial Corp.	52,612	508,758
Meridian Interstate Bancorp, Inc. (a)	24,640	367,136
Meta Financial Group, Inc.	9,879	224,056
MGIC Investment Corp. (a)(d)	448,051	528,700
MutualFirst Financial, Inc.	7,773	85,658
NASB Financial, Inc. (a)(d)	3,724	73,549
Nationstar Mortgage Holdings, Inc. (d)	39,751	1,078,047
New England Bancshares, Inc.	10,376	138,935
New Hampshire Thrift Bancshare	2,906	37,081
New York Community Bancorp, Inc. (d)	997,188	13,222,713
Northeast Community Bancorp, Inc.	8,762	44,949
Northfield Bancorp, Inc.	61,715	925,725
Northwest Bancshares, Inc.	211,159	2,550,801
Ocean Shore Holding Co.	5,120	67,533
OceanFirst Financial Corp.	36,227	510,801
Ocwen Financial Corp. (a)	269,465	6,933,334
Oneida Financial Corp.	2,810	29,646
Oritani Financial Corp.	106,486	1,557,890
Peoples Federal Bancshares, Inc.	9,219	153,865
Poage Bankshares, Inc.	6,654	83,840
Provident Financial Holdings, Inc.	21,034	277,438
Provident Financial Services, Inc.	125,938	1,944,483
Provident New York Bancorp	105,447	904,735
Pulaski Financial Corp. (d)	11,679	91,680
PVF Capital Corp. (a)	17,344	36,076
Radian Group, Inc. (d)	311,139	1,045,427
Riverview Bancorp, Inc. (a)	20,156	25,195
Rockville Financial, Inc.	39,950	479,001
Roma Financial Corp.	25,270	237,538
Security National Financial Corp. Class A	1,488	6,264
SI Financial Group, Inc.	9,136	105,521
Southern Missouri Bancorp, Inc.	376	8,648
Teche Holding Co.	462	18,110
Territorial Bancorp, Inc.	28,348	653,705
TF Financial Corp.	1,866	42,862
TFS Financial Corp. (a)(d)	268,274	2,371,542
Timberland Bancorp, Inc. (a)	12,774	74,217
Tree.com, Inc. (a)	19,805	301,432
Trustco Bank Corp., New York	220,181	1,228,610

	Shares	Value
United Community Financial Corp., Ohio (a)	32,608	$ 94,889
United Financial Bancorp, Inc.	39,515	563,879
ViewPoint Financial Group	70,124	1,292,385
Walker & Dunlop, Inc. (a)	29,538	390,492
Washington Federal, Inc.	287,542	4,629,426
Waterstone Financial, Inc. (a)	7,726	37,471
Westfield Financial, Inc.	94,628	685,107
Wolverine Bancorp, Inc. (a)	7,456	129,585
WSFS Financial Corp.	23,324	946,255
		71,296,857
TOTAL FINANCIALS		1,514,919,994
HEALTH CARE - 10.7%
Biotechnology - 3.3%
Aastrom Biosciences, Inc. (a)(d)	91,835	153,364
Acadia Pharmaceuticals, Inc. (a)(d)	129,491	230,494
Achillion Pharmaceuticals, Inc. (a)(d)	105,385	740,857
Acorda Therapeutics, Inc. (a)	110,294	2,520,218
ADVENTRX Pharmaceuticals, Inc. (a)(d)	111,483	78,005
Aegerion Pharmaceuticals, Inc. (a)	36,336	505,797
Affymax, Inc. (a)(d)	78,545	1,389,461
Agenus, Inc. (a)	39,248	180,148
Alkermes PLC (a)(d)	216,805	3,978,372
Allos Therapeutics, Inc. (a)	344,107	622,834
Alnylam Pharmaceuticals, Inc. (a)(d)	97,437	1,782,123
AMAG Pharmaceuticals, Inc. (a)(d)	57,756	854,211
Amicus Therapeutics, Inc. (a)(d)	43,099	211,185
Anacor Pharmaceuticals, Inc. (a)	27,881	171,468
Anthera Pharmaceuticals, Inc. (a)(d)	123,150	110,835
ARCA biopharma, Inc. (a)(d)	20,234	7,082
Arena Pharmaceuticals, Inc. (a)(d)	459,516	4,154,025
ARIAD Pharmaceuticals, Inc. (a)(d)	390,457	8,027,796
ArQule, Inc. (a)(d)	132,859	696,181
Array Biopharma, Inc. (a)	176,201	976,154
Arrowhead Research Corp. (a)(d)	16,316	43,727
AspenBio Pharma, Inc. (a)	1,992	2,948
Astex Pharmaceuticals, Inc. (a)	207,009	585,835
Athersys, Inc. (a)	14,873	22,458
AVEO Pharmaceuticals, Inc. (a)(d)	96,533	925,751
BioCryst Pharmaceuticals, Inc. (a)	81,419	355,801
BioMarin Pharmaceutical, Inc. (a)(d)	270,779	10,110,888
BioMimetic Therapeutics, Inc. (a)(d)	45,475	174,624
Biospecifics Technologies Corp. (a)(d)	11,833	222,224
BioTime, Inc. (a)(d)	68,237	276,360
Cardium Therapeutics, Inc. (a)(d)	106,276	24,656
Catalyst Pharmaceutical Partners, Inc. (a)(d)	16,419	24,629
Cel-Sci Corp. (a)(d)	503,397	161,137
Cell Therapeutics, Inc. (a)(d)	642,646	279,551
Celldex Therapeutics, Inc. (a)(d)	117,997	665,503
Celsion Corp. (a)(d)	80,797	363,587
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Cepheid, Inc. (a)(d)	152,339	$ 5,749,274
Chelsea Therapeutics International Ltd. (a)(d)	149,074	156,528
ChemoCentryx, Inc. (d)	8,614	90,447
Cleveland Biolabs, Inc. (a)(d)	63,757	105,199
Clovis Oncology, Inc. (d)	36,413	636,863
Codexis, Inc. (a)(d)	66,590	151,159
Coronado Biosciences, Inc. (a)(d)	46,043	283,164
Cubist Pharmaceuticals, Inc. (a)(d)	137,924	6,372,089
Cubist Pharmaceuticals, Inc. rights (a)	105,448	1
Curis, Inc. (a)(d)	148,476	653,294
Cyclacel Pharmaceuticals, Inc. (a)	10,148	33,793
Cytokinetics, Inc.	96,287	73,082
Cytori Therapeutics, Inc. (a)(d)	157,438	495,930
CytRx Corp. (a)(d)	53,802	210,366
DARA BioSciences, Inc. (a)(d)	22,334	18,091
Dendreon Corp. (a)(d)	353,297	1,586,304
Discovery Laboratories, Inc. (a)(d)	83,205	267,920
DUSA Pharmaceuticals, Inc. (a)	49,844	266,665
Dyax Corp. (a)(d)	235,415	532,038
Dynavax Technologies Corp. (a)(d)	389,015	1,521,049
Emergent BioSolutions, Inc. (a)	49,241	725,320
EntreMed, Inc. (a)	37,512	64,896
Enzon Pharmaceuticals, Inc. (a)(d)	134,828	911,437
Exact Sciences Corp. (a)	115,060	1,142,546
Exelixis, Inc. (a)(d)	418,823	1,855,386
Forticell Bioscience, Inc. (a)	2	0
Galectin Therapeutics, Inc. (a)(d)	5,313	11,476
Galena Biopharma, Inc. (a)(d)	126,169	222,057
Genomic Health, Inc. (a)(d)	45,242	1,559,039
GenVec, Inc. (a)	22,127	32,305
Geron Corp. (a)(d)	273,415	754,625
GTx, Inc. (a)	60,735	223,505
Halozyme Therapeutics, Inc. (a)(d)	210,823	1,222,773
Hemispherx Biopharma, Inc. (a)	257,396	163,730
iBio, Inc. (a)(d)	102,306	110,490
Idenix Pharmaceuticals, Inc. (a)(d)	234,936	1,327,388
Idera Pharmaceuticals, Inc. (a)	48,311	45,895
ImmunoCellular Therapeutics Ltd. (a)(d)	113,447	292,693
ImmunoGen, Inc. (a)(d)	222,354	3,199,674
Immunomedics, Inc. (a)(d)	140,629	473,920
Incyte Corp. (a)(d)	254,646	5,095,466
Infinity Pharmaceuticals, Inc. (a)(d)	59,784	1,085,677
Inovio Pharmaceuticals, Inc. (a)(d)	218,287	119,403
Insmed, Inc. (a)(d)	39,190	126,976
InterMune, Inc. (a)(d)	145,978	1,075,858
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	164,698	2,063,666
Isis Pharmaceuticals, Inc. (a)(d)	211,106	2,873,153
IsoRay, Inc. (a)(d)	76,668	61,994
Keryx Biopharmaceuticals, Inc. (a)(d)	148,643	303,232

	Shares	Value
Lexicon Pharmaceuticals, Inc. (a)(d)	558,858	$ 1,251,842
Ligand Pharmaceuticals, Inc.:
Class B (a)	43,415	750,645
General CVR	26,087	470
Glucagon CVR (a)	26,087	404
rights (a)	26,087	496
TR Beta CVR (a)	26,087	287
MannKind Corp. (a)(d)	315,890	852,903
Maxygen, Inc.	88,637	544,231
Medgenics, Inc. (a)(d)	12,815	156,984
MediciNova, Inc. (a)(d)	37,660	69,294
Medivation, Inc. (a)(d)	89,099	9,342,921
Merrimack Pharmaceuticals, Inc. (d)	38,283	304,733
Metabolix, Inc. (a)(d)	85,270	142,401
Momenta Pharmaceuticals, Inc. (a)(d)	96,246	1,358,031
Myrexis, Inc. (a)	78,861	197,941
Myriad Genetics, Inc. (a)	213,646	5,339,014
Nabi Biopharmaceuticals (a)	125,947	201,515
Nanosphere, Inc. (a)	90,356	297,271
Neuralstem, Inc. (a)(d)	84,954	53,521
Neurocrine Biosciences, Inc. (a)	145,022	1,070,262
NewLink Genetics Corp. (d)	15,291	213,462
Novavax, Inc. (a)(d)	209,556	427,494
NPS Pharmaceuticals, Inc. (a)(d)	187,930	1,432,027
OncoGenex Pharmaceuticals, Inc. (a)(d)	29,511	404,006
Oncothyreon, Inc. (a)(d)	122,634	648,734
Onyx Pharmaceuticals, Inc. (a)	149,266	10,735,211
Opexa Therapeutics, Inc. (a)	33,277	24,958
Opko Health, Inc. (a)(d)	342,921	1,522,569
OREXIGEN Therapeutics, Inc. (a)(d)	75,349	336,810
Osiris Therapeutics, Inc. (a)(d)	39,420	356,751
OXiGENE, Inc. (a)(d)	2,854	1,627
Oxygen Biotherapeutics, Inc. (a)(d)	46,598	41,006
PDL BioPharma, Inc. (d)	287,952	2,119,327
Peregrine Pharmaceuticals, Inc. (a)(d)	194,649	494,408
Pharmacyclics, Inc. (a)(d)	130,072	8,704,418
PharmAthene, Inc. (a)(d)	77,388	95,961
Progenics Pharmaceuticals, Inc. (a)(d)	107,490	438,559
Raptor Pharmaceutical Corp. (a)(d)	79,946	397,332
Regeneron Pharmaceuticals, Inc. (a)(d)	171,000	25,316,550
Repligen Corp. (a)	65,974	375,392
Rexahn Pharmaceuticals, Inc. (a)(d)	117,188	55,207
Rigel Pharmaceuticals, Inc. (a)(d)	245,712	2,290,036
Sangamo Biosciences, Inc. (a)(d)	106,420	571,475
Sarepta Therapeutics, Inc. (a)(d)	62,889	994,904
Savient Pharmaceuticals, Inc. (a)(d)	371,148	489,915
Seattle Genetics, Inc. (a)(d)	228,263	6,058,100
SIGA Technologies, Inc. (a)(d)	109,876	325,233
Spectrum Pharmaceuticals, Inc. (a)(d)	123,410	1,475,984
StemCells, Inc. (a)(d)	72,956	158,315
Sunesis Pharmaceuticals, Inc. (a)(d)	78,760	249,669
Synageva BioPharma Corp. (a)	21,484	1,073,341
Synergy Pharmaceuticals, Inc. (a)(d)	84,712	419,324
Synta Pharmaceuticals Corp. (a)	83,205	546,657
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Synthetic Biologics, Inc. (a)(d)	51,943	$ 104,405
Targacept, Inc. (a)	150,431	676,940
Telik, Inc. (a)	3,787	6,173
Tengion, Inc. (a)	12,416	23,218
TESARO, Inc.	5,713	70,727
Theravance, Inc. (a)(d)	187,197	4,992,544
Threshold Pharmaceuticals, Inc. (a)(d)	178,150	1,569,502
Tranzyme, Inc. (a)	27,277	115,109
Trius Therapeutics, Inc. (a)(d)	76,208	422,954
Trovagene, Inc. (a)	26,256	56,713
United Therapeutics Corp. (a)(d)	128,305	6,943,867
Vanda Pharmaceuticals, Inc. (a)(d)	115,941	508,981
Verastem, Inc. (d)	4,002	34,497
Vertex Pharmaceuticals, Inc. (a)	499,024	26,612,950
Vical, Inc. (a)(d)	181,350	658,301
XOMA Corp. (a)(d)	70,792	245,648
Zalicus, Inc. (a)(d)	139,798	206,901
ZIOPHARM Oncology, Inc. (a)(d)	196,259	975,407
		222,932,890
Health Care Equipment & Supplies - 2.4%
Abaxis, Inc. (a)(d)	51,787	1,940,459
Abiomed, Inc. (a)(d)	100,014	2,233,313
Accuray, Inc. (a)(d)	145,252	890,395
Alere, Inc. (a)	189,216	3,553,476
Align Technology, Inc. (a)(d)	143,688	4,878,208
Allied Healthcare Products, Inc. (a)	4,954	12,979
Alphatec Holdings, Inc. (a)(d)	223,255	370,603
Analogic Corp.	26,724	1,857,585
Angiodynamics, Inc. (a)(d)	61,177	699,865
Anika Therapeutics, Inc. (a)	35,451	503,759
Antares Pharma, Inc. (a)(d)	291,705	1,131,815
ArthroCare Corp. (a)	57,416	1,698,365
Atricure, Inc. (a)	23,297	162,613
Atrion Corp.	3,467	752,894
Bacterin International Holdings, Inc. (a)(d)	41,452	69,225
BioLase Technology, Inc. (d)	75,408	127,440
Bovie Medical Corp. (a)	27,980	75,546
BSD Medical Corp. (a)(d)	95,648	165,471
Cantel Medical Corp.	49,563	1,276,743
Cardica, Inc. (a)	38,892	66,116
Cardiovascular Systems, Inc. (a)(d)	30,872	287,727
Cerus Corp. (a)(d)	105,314	335,952
Chembio Diagnostics, Inc. (a)	4,082	18,369
Conceptus, Inc. (a)(d)	54,532	1,036,653
CONMED Corp.	63,622	1,719,066
Cryolife, Inc.	77,981	421,097
Cutera, Inc. (a)	35,495	256,274
Cyberonics, Inc. (a)(d)	69,680	3,479,122
Cynosure, Inc. Class A (a)	19,062	495,612
Daxor Corp.	5,176	45,549

	Shares	Value
Delcath Systems, Inc. (a)(d)	109,078	$ 215,974
Derma Sciences, Inc. (a)	24,519	232,440
DexCom, Inc. (a)(d)	141,851	1,886,618
Digirad Corp. (a)	23,301	46,136
Dynatronics Corp. (a)	17,122	8,390
DynaVox, Inc. Class A (a)	35,547	31,143
Endologix, Inc. (a)(d)	112,522	1,346,888
EnteroMedics, Inc. (a)(d)	71,659	263,705
ERBA Diagnostics, Inc. (a)	7,111	3,058
Escalon Medical Corp. (a)	3,512	2,002
Exactech, Inc. (a)(d)	19,203	309,936
Fonar Corp. (a)	5,489	18,004
Genmark Diagnostics, Inc. (a)	60,643	456,642
Globus Medical, Inc.	19,520	310,758
Greatbatch, Inc. (a)(d)	50,412	1,167,038
Haemonetics Corp. (a)	65,584	4,831,573
Hansen Medical, Inc. (a)(d)	150,643	221,445
Hill-Rom Holdings, Inc.	143,188	3,970,603
Hologic, Inc. (a)	617,315	12,117,893
ICU Medical, Inc. (a)(d)	29,363	1,629,647
IDEXX Laboratories, Inc. (a)(d)	127,786	12,147,337
Insulet Corp. (a)(d)	104,311	2,187,402
Integra LifeSciences Holdings Corp. (a)	43,170	1,698,308
Invacare Corp.	71,642	984,361
Iridex Corp. (a)	9,439	31,715
IRIS International, Inc. (a)	45,897	582,892
Kewaunee Scientific Corp.	5,250	59,588
Kips Bay Medical, Inc. (a)	9,803	13,234
LeMaitre Vascular, Inc.	17,157	104,143
Mako Surgical Corp. (a)(d)	98,563	1,624,318
Masimo Corp. (a)(d)	148,292	3,274,287
Medical Action Industries, Inc. (a)	32,086	118,397
MELA Sciences, Inc. (a)(d)	127,887	432,258
Meridian Bioscience, Inc.	116,715	2,063,521
Merit Medical Systems, Inc. (a)	88,449	1,260,398
Misonix, Inc. (a)	144	500
Natus Medical, Inc. (a)	61,534	720,563
Navidea Biopharmaceuticals, Inc. (a)(d)	218,447	795,147
Neogen Corp. (a)(d)	52,582	2,052,801
NeuroMetrix, Inc. (a)	4,110	2,836
NuVasive, Inc. (a)	97,445	2,054,141
NxStage Medical, Inc. (a)(d)	140,487	1,791,209
OraSure Technologies, Inc. (a)(d)	127,609	1,239,083
Orthofix International NV (a)	56,449	2,388,922
Palomar Medical Technologies, Inc. (a)	45,060	394,275
PhotoMedex, Inc. (d)	19,250	252,368
Quidel Corp. (a)(d)	64,176	1,042,218
ResMed, Inc. (d)	342,538	12,869,153
Retractable Technologies, Inc. (a)	5,601	6,665
Rochester Medical Corp. (a)	22,381	246,639
Rockwell Medical Technologies, Inc. (a)(d)	39,941	318,729
RTI Biologics, Inc. (a)	112,823	430,984
Sirona Dental Systems, Inc. (a)	126,754	6,735,708
Solta Medical, Inc. (a)	115,233	351,461
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Staar Surgical Co. (a)	69,588	$ 455,801
Stereotaxis, Inc. (a)(d)	11,645	18,748
Steris Corp.	135,052	4,624,180
SurModics, Inc. (a)	32,266	601,438
Symmetry Medical, Inc. (a)	82,980	772,544
Synergetics USA, Inc. (a)	65,159	333,614
Teleflex, Inc.	90,505	5,976,045
The Cooper Companies, Inc.	112,952	9,471,025
The Spectranetics Corp. (a)	69,914	848,756
Theragenics Corp. (a)	80,225	137,987
ThermoGenesis Corp. (a)	36,219	41,290
Thoratec Corp. (a)	131,745	4,464,838
TranS1, Inc. (a)	31,931	84,298
Unilife Corp. (a)(d)	250,905	750,206
Urologix, Inc. (a)(d)	5,053	3,957
Uroplasty, Inc. (a)	38,436	152,975
Utah Medical Products, Inc.	5,647	190,925
Vascular Solutions, Inc. (a)	32,880	431,057
Vermillion, Inc. (a)(d)	26,315	45,262
Vision Sciences, Inc. (a)	22,011	28,834
Volcano Corp. (a)(d)	115,171	3,257,036
West Pharmaceutical Services, Inc.	75,452	3,572,652
Wright Medical Group, Inc. (a)(d)	84,676	1,752,793
Young Innovations, Inc.	13,402	499,493
Zeltiq Aesthetics, Inc. (d)	39,478	209,233
		158,632,732
Health Care Providers & Services - 2.6%
Acadia Healthcare Co., Inc. (a)	49,773	954,646
Accretive Health, Inc. (a)(d)	115,243	1,370,239
Adcare Health Systems, Inc.	10,388	47,681
Addus HomeCare Corp. (a)	22,321	108,257
Advocat, Inc.	12,213	77,430
Air Methods Corp. (a)(d)	25,622	2,985,988
Alliance Healthcare Services, Inc. (a)	113,811	154,783
Almost Family, Inc. (a)	17,026	375,934
Amedisys, Inc. (a)(d)	76,646	1,079,176
American CareSource Holdings, Inc.	6,161	3,204
American Shared Hospital Services (a)	115	340
AMERIGROUP Corp. (a)(d)	111,230	10,113,032
AMN Healthcare Services, Inc. (a)(d)	100,708	845,947
AmSurg Corp. (a)(d)	69,905	2,055,906
Assisted Living Concepts, Inc. Class A	44,685	348,096
Bio-Reference Laboratories, Inc. (a)(d)	52,750	1,377,830
BioScrip, Inc. (a)(d)	121,324	1,031,254
Birner Dental Management Services, Inc.	483	8,549
Brookdale Senior Living, Inc. (a)	221,437	4,811,826
Capital Senior Living Corp. (a)(d)	48,537	583,900
CardioNet, Inc. (a)	56,333	127,876
Centene Corp. (a)(d)	119,698	4,860,936
Chemed Corp.	53,951	3,562,385
Chindex International, Inc. (a)(d)	33,922	355,163

	Shares	Value
Community Health Systems, Inc. (a)	232,860	$ 6,296,534
Corvel Corp. (a)	14,612	640,006
Cross Country Healthcare, Inc. (a)	74,123	300,198
Emeritus Corp. (a)(d)	73,472	1,470,909
ExamWorks Group, Inc. (a)	75,796	954,272
Five Star Quality Care, Inc. (a)	94,878	448,773
Future Healthcare of America	15,525	0
Gentiva Health Services, Inc. (a)	70,931	778,822
Hanger, Inc. (a)	82,506	2,360,497
HCA Holdings, Inc.	411,633	11,752,122
Health Management Associates, Inc. Class A (a)(d)	569,786	4,364,561
Health Net, Inc. (a)	199,897	4,647,605
HealthSouth Corp. (a)(d)	214,678	4,916,126
Healthways, Inc. (a)	74,779	783,684
Henry Schein, Inc. (a)(d)	216,083	16,597,335
HMS Holdings Corp. (a)(d)	197,017	6,789,206
Hooper Holmes, Inc. (a)	128,551	79,702
InfuSystems Holdings, Inc. (a)	5,400	9,882
Integramed America, Inc. (a)(d)	14,421	202,182
IPC The Hospitalist Co., Inc. (a)	40,062	1,770,340
Kindred Healthcare, Inc. (a)(d)	123,250	1,375,470
Landauer, Inc.	21,955	1,287,441
LCA-Vision, Inc. (a)	49,197	211,055
LHC Group, Inc. (a)	40,565	705,831
LifePoint Hospitals, Inc. (a)	117,633	4,754,726
Magellan Health Services, Inc. (a)	73,679	3,655,215
Medcath Corp. (a)	32,640	260,141
MEDNAX, Inc. (a)(d)	115,837	8,025,187
Metropolitan Health Networks, Inc. (a)(d)	88,677	712,963
Molina Healthcare, Inc. (a)	67,370	1,633,049
MWI Veterinary Supply, Inc. (a)(d)	26,997	2,721,838
National Healthcare Corp. (d)	33,268	1,486,747
National Research Corp.	7,753	385,789
NeoStem, Inc. (a)(d)	194,863	119,977
Omnicare, Inc.	258,094	8,357,084
Owens & Minor, Inc.	155,625	4,355,944
PDI, Inc. (a)	19,284	133,831
PharMerica Corp. (a)	64,907	817,828
Providence Service Corp. (a)	27,523	314,037
PSS World Medical, Inc. (a)(d)	126,295	2,726,709
Psychemedics Corp.	15,744	184,520
RadNet, Inc. (a)	74,982	209,950
Select Medical Holdings Corp. (a)(d)	122,570	1,268,600
Sharps Compliance Corp. (a)(d)	29,684	85,787
Skilled Healthcare Group, Inc. (a)(d)	74,963	428,788
Sun Healthcare Group, Inc. (a)	50,315	425,162
SunLink Health Systems, Inc. (a)	19,190	22,644
Sunrise Senior Living, Inc. (a)(d)	161,045	2,315,827
Team Health Holdings, Inc. (a)	86,158	2,459,811
The Ensign Group, Inc.	35,028	1,031,224
Triple-S Management Corp. (a)	46,216	944,655
U.S. Physical Therapy, Inc.	23,352	606,451
Universal American Spin Corp. (a)	105,308	953,037
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Universal Health Services, Inc. Class B	209,254	$ 8,359,697
Vanguard Health Systems, Inc. (a)	106,734	1,040,657
VCA Antech, Inc. (a)(d)	195,596	3,782,827
Wellcare Health Plans, Inc. (a)	99,709	5,652,503
Wizzard Software Corp. (a)(d)	15,525	76,849
		176,292,985
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)	463,598	4,867,779
Arrhythmia Research Technology, Inc.	9,913	21,908
athenahealth, Inc. (a)	81,109	7,167,602
Authentidate Holding Corp. (a)	33,216	40,191
Computer Programs & Systems, Inc.	32,130	1,624,172
Epocrates, Inc. (a)(d)	34,986	312,075
Greenway Medical Technologies (d)	20,820	313,549
HealthStream, Inc. (a)(d)	61,619	1,751,212
iCAD, Inc. (a)	22,614	49,072
MedAssets, Inc. (a)(d)	128,301	2,190,098
Medidata Solutions, Inc. (a)	70,151	2,460,897
Mediware Information Systems, Inc. (a)	10,347	151,894
Merge Healthcare, Inc. (a)(d)	215,070	679,621
Omnicell, Inc. (a)	104,307	1,497,849
Quality Systems, Inc.	78,797	1,392,343
Simulations Plus, Inc.	26,420	117,833
Streamline Health Solutions, Inc. (a)	3,511	15,168
Vocera Communications, Inc.	9,441	265,859
		24,919,122
Life Sciences Tools & Services - 0.9%
Acceler8 Technology Corp. (a)(d)	42,778	127,478
Affymetrix, Inc. (a)(d)	138,802	528,836
Albany Molecular Research, Inc. (a)	52,930	176,257
Apricus Biosciences, Inc. (a)(d)	65,877	189,067
BG Medicine, Inc. (a)	19,157	76,053
Bio-Rad Laboratories, Inc. Class A (a)	47,961	4,814,325
Bioanalytical Systems, Inc. (a)(d)	4,772	5,965
BioClinica, Inc. (a)	2,110	11,099
Bruker BioSciences Corp. (a)	204,933	2,481,739
Cambrex Corp. (a)	55,696	678,377
Charles River Laboratories International, Inc. (a)	115,000	4,176,800
Combimatrix Corp. (a)	2,030	1,219
Complete Genomics, Inc. (a)(d)	81,061	246,425
Covance, Inc. (a)	145,451	6,951,103
Enzo Biochem, Inc. (a)	71,931	135,230
Fluidigm Corp. (a)	49,302	771,083
Furiex Pharmaceuticals, Inc. (a)	30,575	564,109
Harvard Bioscience, Inc. (a)	57,605	220,627
Illumina, Inc. (a)(d)	292,971	12,328,220
Luminex Corp. (a)(d)	115,050	2,225,067
Mettler-Toledo International, Inc. (a)(d)	77,223	12,750,290
Pacific Biosciences of California, Inc. (a)	117,048	230,585
PAREXEL International Corp. (a)	126,901	3,653,480

	Shares	Value
pSivida Corp. (a)(d)	55,999	$ 98,558
PURE Bioscience, Inc. (a)(d)	11,760	33,046
Response Genetics, Inc. (a)	8,201	6,397
Sequenom, Inc. (a)(d)	327,816	1,203,085
Strategic Diagnostics, Inc. (a)	32,256	44,191
Techne Corp.	89,351	6,126,798
Virtualscopics, Inc. (a)(d)	21,674	19,940
		60,875,449
Pharmaceuticals - 1.1%
AcelRx Pharmaceuticals, Inc. (a)	17,972	52,119
Acura Pharmaceuticals, Inc. (a)	28,281	46,098
Akorn, Inc. (a)(d)	193,389	2,676,504
Alexza Pharmaceuticals, Inc. (a)(d)	10,177	48,951
Alimera Sciences, Inc. (a)(d)	16,534	39,682
Ampio Pharmaceuticals, Inc. (a)(d)	71,327	205,422
Auxilium Pharmaceuticals, Inc. (a)	113,519	2,644,993
AVANIR Pharmaceuticals Class A (a)(d)	288,916	959,201
Biodel, Inc. (a)	20,123	59,765
Biodelivery Sciences International, Inc. (a)	50,916	251,016
BioSante Pharmaceuticals, Inc. (a)(d)	37,290	55,189
Cadence Pharmaceuticals, Inc. (a)(d)	134,049	528,153
Cempra, Inc.	14,617	120,006
Columbia Laboratories, Inc. (a)(d)	152,776	163,470
Corcept Therapeutics, Inc. (a)(d)	163,339	472,050
Cornerstone Therapeutics, Inc. (a)	21,886	147,949
Cumberland Pharmaceuticals, Inc. (a)(d)	32,551	195,306
DepoMed, Inc. (a)(d)	128,941	682,098
Durect Corp. (a)	192,572	202,201
Echo Therapeutics, Inc. (a)	90,982	131,924
Endo Pharmaceuticals Holdings, Inc. (a)	269,816	8,585,545
Endocyte, Inc. (a)(d)	78,763	755,337
Heska Corp.	6,758	53,456
Hi-Tech Pharmacal Co., Inc. (a)(d)	29,611	1,056,817
Horizon Pharma, Inc. (a)(d)	23,401	103,900
Impax Laboratories, Inc. (a)	155,930	3,690,863
Jazz Pharmaceuticals PLC (a)(d)	77,380	3,521,564
KV Pharmaceutical Co. Class A (a)	192,403	21,164
Lannett Co., Inc. (a)(d)	38,740	189,439
MAP Pharmaceuticals, Inc. (a)	68,332	918,382
Medicis Pharmaceutical Corp. Class A	157,437	4,968,712
Nektar Therapeutics (a)(d)	260,993	2,239,320
NuPathe, Inc. (a)(d)	4,564	18,073
Obagi Medical Products, Inc. (a)	38,431	513,438
Oculus Innovative Sciences, Inc. (a)(d)	45,130	41,456
Omeros Corp. (a)	54,848	517,217
Optimer Pharmaceuticals, Inc. (a)(d)	90,105	1,354,278
Pacira Pharmaceuticals, Inc. (a)	39,865	723,948
Pain Therapeutics, Inc. (a)	81,649	324,963
Par Pharmaceutical Companies, Inc. (a)	96,623	4,811,825
Pernix Therapeutics Holdings, Inc. (a)	16,867	110,310
Pozen, Inc. (a)	51,346	334,262
Questcor Pharmaceuticals, Inc. (a)(d)	142,109	6,173,215
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Repros Therapeutics, Inc. (a)	33,329	$ 422,278
Sagent Pharmaceuticals, Inc. (a)(d)	30,621	442,780
Salix Pharmaceuticals Ltd. (a)	121,027	5,320,347
Santarus, Inc. (a)(d)	124,722	770,782
SciClone Pharmaceuticals, Inc. (a)(d)	109,407	536,094
Somaxon Pharmaceuticals, Inc. (a)(d)	72,498	21,749
Sucampo Pharmaceuticals, Inc. Class A (a)	12,523	59,735
Supernus Pharmaceuticals, Inc. (a)(d)	23,555	289,255
The Medicines Company (a)	122,790	3,154,475
Transcept Pharmaceuticals, Inc. (a)(d)	16,999	113,553
Ventrus Biosciences, Inc. (a)	45,264	171,098
ViroPharma, Inc. (a)(d)	162,915	4,333,539
VIVUS, Inc. (a)(d)	237,888	5,102,698
XenoPort, Inc. (a)(d)	95,933	894,096
Zogenix, Inc. (a)	90,840	215,291
		72,557,351
TOTAL HEALTH CARE		716,210,529
INDUSTRIALS - 14.1%
Aerospace & Defense - 1.4%
AAR Corp.	94,381	1,404,389
AeroVironment, Inc. (a)(d)	58,230	1,389,368
Alliant Techsystems, Inc.	88,425	4,331,941
American Science & Engineering, Inc.	23,785	1,414,494
API Technologies Corp. (a)(d)	67,799	208,821
Ascent Solar Technologies, Inc. (a)(d)	173,479	289,710
Astronics Corp. (a)	27,943	782,404
Astrotech Corp. (a)	39,511	48,994
BE Aerospace, Inc. (a)	216,113	8,700,709
Breeze Industrial Products Corp. (a)	10,964	79,489
Ceradyne, Inc.	52,881	1,255,924
CPI Aerostructures, Inc. (a)	13,911	172,496
Cubic Corp.	32,575	1,644,712
Curtiss-Wright Corp.	96,755	2,908,455
DigitalGlobe, Inc. (a)	82,199	1,707,273
Ducommun, Inc. (a)	21,976	322,608
EDAC Technologies Corp. (a)(d)	23,390	338,687
Engility Holdings, Inc. (a)	32,000	592,320
Esterline Technologies Corp. (a)	70,088	4,191,262
Exelis, Inc.	462,772	4,673,997
GenCorp, Inc. (non-vtg.) (a)(d)	136,287	1,244,300
GeoEye, Inc. (a)(d)	57,169	1,533,844
HEICO Corp. Class A	100,780	2,996,189
Hexcel Corp. (a)(d)	248,083	5,624,042
Huntington Ingalls Industries, Inc. (a)	102,936	4,124,646
Innovative Solutions & Support, Inc. (a)	13,417	51,790
KEYW Holding Corp. (a)(d)	53,473	602,106
Kratos Defense & Security Solutions, Inc. (a)(d)	125,424	599,527

	Shares	Value
LMI Aerospace, Inc. (a)	26,052	$ 507,232
Moog, Inc. Class A (a)(d)	89,815	3,289,923
National Presto Industries, Inc. (d)	11,507	836,789
Orbital Sciences Corp. (a)	153,534	2,118,769
SIFCO Industries, Inc.	1,004	18,915
Sparton Corp. (a)	27,651	276,510
Spirit AeroSystems Holdings, Inc. Class A (a)	289,178	7,188,965
Sypris Solutions, Inc.	19,374	131,937
Taser International, Inc. (a)(d)	148,024	791,928
Teledyne Technologies, Inc. (a)	81,863	5,280,982
TransDigm Group, Inc. (a)	109,852	15,227,684
Triumph Group, Inc.	92,499	5,497,216
		94,401,347
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	147,619	686,428
Atlas Air Worldwide Holdings, Inc. (a)(d)	60,112	3,095,768
Echo Global Logistics, Inc. (a)	37,459	663,399
Forward Air Corp.	65,552	2,203,858
Hub Group, Inc. Class A (a)(d)	80,969	2,437,167
Pacer International, Inc. (a)(d)	104,856	429,910
Park-Ohio Holdings Corp. (a)	19,844	426,844
Radiant Logistics, Inc. (a)	37,185	62,843
UTI Worldwide, Inc.	245,919	3,376,468
XPO Logistics, Inc. (a)(d)	34,354	509,470
		13,892,155
Airlines - 0.7%
Alaska Air Group, Inc. (a)	177,402	5,951,837
Allegiant Travel Co. (a)(d)	44,093	2,920,720
Delta Air Lines, Inc. (a)	1,948,781	16,856,956
Hawaiian Holdings, Inc. (a)	198,497	1,177,087
JetBlue Airways Corp. (a)(d)	542,876	2,660,092
Republic Airways Holdings, Inc. (a)	96,210	428,135
SkyWest, Inc.	123,532	1,083,376
Spirit Airlines, Inc. (a)(d)	47,195	922,662
United Continental Holdings, Inc. (a)(d)	771,339	14,231,205
US Airways Group, Inc. (a)(d)	361,753	3,856,287
		50,088,357
Building Products - 0.7%
A.O. Smith Corp.	97,665	5,343,252
AAON, Inc.	52,998	975,163
Ameresco, Inc. Class A (a)	37,825	454,278
American Woodmark Corp. (a)	19,231	372,312
Apogee Enterprises, Inc.	75,723	1,196,423
Armstrong World Industries, Inc.	50,078	2,201,930
Builders FirstSource, Inc. (a)(d)	106,568	474,228
Fortune Brands Home & Security, Inc. (a)	362,164	9,235,182
Gibraltar Industries, Inc. (a)	77,978	852,300
Griffon Corp.	118,467	1,145,576
Insteel Industries, Inc.	42,106	421,902
Lennox International, Inc.	121,219	5,759,115
NCI Building Systems, Inc. (a)(d)	41,117	442,008
Nortek, Inc. (a)	23,777	1,223,802
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Owens Corning (a)	275,085	$ 9,176,836
Patrick Industries, Inc. (a)	9,862	128,206
PGT, Inc. (a)(d)	39,408	126,106
Quanex Building Products Corp.	77,730	1,360,275
Simpson Manufacturing Co. Ltd.	86,766	2,206,459
Trex Co., Inc. (a)(d)	30,535	938,951
Universal Forest Products, Inc.	42,931	1,649,838
US Home Systems, Inc.	16,929	210,427
USG Corp. (a)(d)	158,276	3,254,155
		49,148,724
Commercial Services & Supplies - 1.6%
A.T. Cross Co. Class A (a)	14,209	140,811
ABM Industries, Inc.	92,738	1,875,162
ACCO Brands Corp. (d)	256,397	1,689,656
Acme United Corp.	1,357	14,723
Acorn Energy, Inc. (d)	65,930	542,604
American Reprographics Co. (a)	75,972	305,407
Amrep Corp. (a)	2,187	11,044
Asset Acceptance Capital Corp. (a)	28,119	183,055
Asta Funding, Inc.	25,295	240,808
Avalon Holdings Corp. Class A (a)	128	490
Casella Waste Systems, Inc. Class A (a)	70,696	340,048
CECO Environmental Corp.	12,938	122,652
Cenveo, Inc. (a)(d)	149,628	300,752
Clean Harbors, Inc. (a)	110,253	5,996,661
Command Security Corp. (a)	4,127	5,035
CompX International, Inc. Class A	729	9,003
Consolidated Graphics, Inc. (a)	28,556	765,015
Copart, Inc. (a)	283,802	7,580,351
Corrections Corp. of America	242,790	8,087,335
Courier Corp.	28,388	318,513
Covanta Holding Corp.	263,153	4,499,916
Deluxe Corp.	118,472	3,361,051
Ecology & Environment, Inc. Class A	5,634	67,777
Encore Capital Group, Inc. (a)	46,658	1,307,824
EnergySolutions, Inc. (a)(d)	182,988	448,321
EnerNOC, Inc. (a)(d)	58,407	576,477
Ennis, Inc.	62,398	910,387
Food Technology Service, Inc. (a)	11,431	69,158
Fuel Tech, Inc. (a)	80,407	396,407
G&K Services, Inc. Class A	41,966	1,316,473
Healthcare Services Group, Inc.	152,756	3,233,845
Heritage-Crystal Clean, Inc. (a)(d)	21,398	384,950
Herman Miller, Inc.	126,594	2,476,179
HNI Corp.	80,918	2,243,047
Hudson Technologies, Inc. (a)	28,458	102,733
Humitech International Group, Inc. (a)	75	0
Industrial Services of America, Inc. (a)	12,843	44,694
InnerWorkings, Inc. (a)(d)	95,061	1,145,485
Interface, Inc.	123,067	1,689,710
Intersections, Inc.	49,460	542,576

	Shares	Value
KAR Auction Services, Inc. (a)	72,717	$ 1,272,548
Kimball International, Inc. Class B	64,246	721,483
Knoll, Inc.	116,160	1,688,966
McGrath RentCorp.	56,348	1,418,843
Metalico, Inc. (a)(d)	92,179	212,012
Mine Safety Appliances Co.	77,156	2,690,430
Mobile Mini, Inc. (a)(d)	90,516	1,547,824
Multi-Color Corp.	31,465	641,886
NL Industries, Inc.	19,361	225,749
Performant Financial Corp.	28,168	305,623
Perma-Fix Environmental Services, Inc. (a)	121,671	115,587
Portfolio Recovery Associates, Inc. (a)(d)	39,446	3,958,406
Quad/Graphics, Inc. (d)	71,598	1,311,675
Rollins, Inc.	172,313	4,011,447
Schawk, Inc. Class A	27,510	359,281
Standard Parking Corp. (a)	32,024	739,434
Standard Register Co.	38,184	29,402
Steelcase, Inc. Class A	179,677	1,742,867
Swisher Hygiene, Inc. (Canada) (a)(d)	280,336	496,195
Sykes Enterprises, Inc. (a)	87,326	1,178,028
Team, Inc. (a)(d)	41,044	1,283,446
Tetra Tech, Inc. (a)(d)	145,040	3,762,338
The Brink's Co.	105,821	2,355,575
The Geo Group, Inc.	149,182	3,924,978
TMS International Corp. (a)	23,655	238,206
TRC Companies, Inc. (a)	38,382	267,139
Unifirst Corp. Massachusetts	36,491	2,317,543
United Stationers, Inc.	100,653	2,434,796
US Ecology, Inc.	55,220	1,038,136
Versar, Inc. (a)	11,390	34,740
Viad Corp.	45,147	924,159
Virco Manufacturing Co. (a)	4,818	7,468
Waste Connections, Inc.	280,462	8,119,375
		104,721,720
Construction & Engineering - 0.7%
AECOM Technology Corp. (a)	234,566	4,548,235
Aegion Corp. (a)(d)	104,477	2,039,391
Argan, Inc.	15,383	257,665
Comfort Systems USA, Inc.	92,893	958,656
Dycom Industries, Inc. (a)	99,803	1,449,140
EMCOR Group, Inc.	145,482	4,019,668
Furmanite Corp. (a)	78,211	381,670
Goldfield Corp.	34,381	75,294
Granite Construction, Inc.	73,710	2,032,185
Great Lakes Dredge & Dock Corp.	121,423	887,602
Integrated Electrical Services, Inc. (a)	10,323	30,763
KBR, Inc.	339,622	9,200,360
Layne Christensen Co. (a)	40,869	794,493
MasTec, Inc. (a)(d)	175,283	3,197,162
Michael Baker Corp. (a)	16,454	392,757
MYR Group, Inc. (a)	49,455	1,005,915
Northwest Pipe Co. (a)(d)	22,062	556,845
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Orion Marine Group, Inc. (a)	51,220	$ 390,296
Pike Electric Corp. (a)	35,720	317,908
Primoris Services Corp.	107,760	1,325,448
Shaw Group, Inc. (a)	155,000	6,522,400
Sterling Construction Co., Inc. (a)	38,185	370,013
Tutor Perini Corp. (a)	73,728	782,254
UniTek Global Services, Inc. (a)	33,766	116,830
URS Corp.	194,840	7,094,124
Willdan Group, Inc. (a)	13,349	16,152
		48,763,226
Electrical Equipment - 1.3%
A123 Systems, Inc. (a)(d)	245,524	63,517
Active Power, Inc. (a)(d)	238,312	181,117
Acuity Brands, Inc.	104,324	6,693,428
Allied Motion Technologies, Inc.	14,531	87,477
Altair Nanotechnologies, Inc. (a)(d)	144,426	108,320
American Superconductor Corp. (a)	110,038	412,643
AMETEK, Inc.	554,060	19,009,799
AZZ, Inc.	54,827	1,741,306
Babcock & Wilcox Co. (a)	281,465	6,943,742
Belden, Inc.	99,003	3,378,972
Brady Corp. Class A	110,764	3,110,253
Broadwind Energy, Inc. (a)	35,083	63,500
Capstone Turbine Corp. (a)(d)	666,220	665,354
Coleman Cable, Inc.	32,333	306,517
Digital Power Corp. (a)	4,959	6,695
Ecotality, Inc. (a)(d)	41,249	20,418
Encore Wire Corp.	50,532	1,431,066
EnerSys (a)(d)	130,936	4,877,366
Enphase Energy, Inc. (d)	16,438	81,532
Espey Manufacturing & Electronics Corp.	2,487	67,124
Franklin Electric Co., Inc.	58,175	3,154,830
FuelCell Energy, Inc. (a)(d)	326,527	323,262
Generac Holdings, Inc.	74,996	1,616,164
General Cable Corp. (a)(d)	121,987	3,304,628
Global Power Equipment Group, Inc.	37,928	739,596
GrafTech International Ltd. (a)(d)	333,761	3,127,341
Hubbell, Inc. Class B	126,572	10,229,549
II-VI, Inc. (a)(d)	116,902	2,174,377
Lime Energy Co. (a)(d)	31,271	23,141
LSI Industries, Inc.	51,035	332,748
MagneTek, Inc. (a)	6,645	85,056
Nexxus Lighting, Inc. (a)	32,997	4,290
Ocean Power Technologies, Inc. (a)(d)	24,836	69,292
Orion Energy Systems, Inc. (a)	65,072	96,307
Plug Power, Inc. (a)(d)	70,828	68,002
Polypore International, Inc. (a)(d)	92,189	2,988,767
Powell Industries, Inc. (a)(d)	28,189	1,068,927
PowerSecure International, Inc. (a)(d)	41,535	220,136
Preformed Line Products Co.	7,217	425,226
Regal-Beloit Corp.	92,031	6,263,630

	Shares	Value
Satcon Technology Corp. (a)(d)	29,240	$ 35,088
SL Industries, Inc. (a)	7,123	97,728
Thermon Group Holdings, Inc. (a)(d)	34,762	794,659
Ultralife Corp. (a)	43,594	129,474
Universal Security Instruments, Inc. (a)	4,000	17,160
Vicor Corp.	52,357	315,189
Westinghouse Solar, Inc. (a)	8,750	1,663
Zbb Energy Corp. (a)	44,500	15,486
		86,971,862
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	148,655	7,780,603
Raven Industries, Inc.	82,426	2,503,278
Seaboard Corp. (a)(d)	896	1,871,914
Standex International Corp.	30,898	1,379,287
		13,535,082
Machinery - 3.7%
Accuride Corp. (a)	109,296	548,666
Actuant Corp. Class A (d)	144,506	4,063,509
Adept Technology, Inc. (a)	2,678	11,382
AGCO Corp. (a)	219,194	9,225,875
Alamo Group, Inc.	22,876	665,463
Albany International Corp. Class A	58,800	1,241,856
Altra Holdings, Inc.	63,218	1,163,843
American Railcar Industries, Inc. (a)(d)	22,404	639,410
Ampco-Pittsburgh Corp.	25,813	435,207
Art's-Way Manufacturing Co., Inc.	9,831	66,949
Astec Industries, Inc. (a)(d)	56,072	1,644,592
Barnes Group, Inc.	103,929	2,459,999
Blount International, Inc. (a)(d)	108,737	1,400,533
Briggs & Stratton Corp. (d)	104,869	1,816,331
Cascade Corp.	25,406	1,246,672
Chart Industries, Inc. (a)(d)	70,003	4,886,209
Chicago Rivet & Machine Co.	772	14,205
CIRCOR International, Inc.	43,123	1,373,468
CLARCOR, Inc. (d)	109,396	5,266,323
Colfax Corp. (a)(d)	115,776	3,807,873
Columbus McKinnon Corp. (NY Shares) (a)(d)	62,931	932,637
Commercial Vehicle Group, Inc. (a)(d)	67,579	571,043
Crane Co.	115,266	4,378,955
Donaldson Co., Inc.	331,483	11,698,035
Douglas Dynamics, Inc.	51,117	716,660
Dynamic Materials Corp.	39,486	638,094
Eastern Co.	11,293	192,546
Energy Recovery, Inc. (a)(d)	100,626	253,578
EnPro Industries, Inc. (a)(d)	60,790	2,282,057
ESCO Technologies, Inc.	59,391	2,104,223
Federal Signal Corp. (a)	176,519	1,053,818
Flow International Corp. (a)(d)	102,629	338,676
FreightCar America, Inc.	47,091	843,871
Gardner Denver, Inc.	128,070	7,720,060
Gorman-Rupp Co.	40,313	1,110,220
Graco, Inc.	136,496	6,742,902
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Graham Corp.	27,199	$ 517,053
Greenbrier Companies, Inc. (a)(d)	51,073	738,005
Hardinge, Inc.	25,807	232,005
Harsco Corp.	178,657	3,642,816
Hurco Companies, Inc. (a)	14,365	297,212
IDEX Corp.	184,111	7,338,664
ITT Corp.	210,000	4,179,000
John Bean Technologies Corp.	58,324	930,851
Kadant, Inc. (a)	25,872	588,071
Kaydon Corp.	86,633	1,926,718
Kennametal, Inc.	183,562	6,762,424
Key Technology, Inc. (a)	12,346	120,127
L.B. Foster Co. Class A	22,446	721,639
Lincoln Electric Holdings, Inc.	192,945	7,958,981
Lindsay Corp.	26,366	1,723,282
Lydall, Inc. (a)	38,154	489,516
Manitex International, Inc. (a)	28,579	200,339
Manitowoc Co., Inc. (d)	333,099	4,290,315
Meritor, Inc. (a)	237,010	1,059,435
Met-Pro Corp.	50,167	457,523
MFRI, Inc. (a)	13,428	89,565
Middleby Corp. (a)(d)	48,323	5,564,393
Miller Industries, Inc.	29,446	451,702
Mueller Industries, Inc.	95,849	4,131,092
Mueller Water Products, Inc. Class A	356,173	1,364,143
NACCO Industries, Inc. Class A	11,186	1,190,190
Navistar International Corp. (a)	152,478	3,351,466
NN, Inc. (a)(d)	36,484	307,560
Nordson Corp.	145,604	8,562,971
Omega Flex, Inc. (a)	5,411	57,627
Oshkosh Truck Corp. (a)(d)	223,740	5,669,572
Pentair, Inc. (d)	230,522	9,797,185
PMFG, Inc. (a)	42,899	308,873
Proto Labs, Inc. (d)	9,961	313,373
RBC Bearings, Inc. (a)(d)	48,450	2,228,216
Rexnord Corp. (d)	52,614	791,841
Robbins & Myers, Inc.	94,399	5,646,948
Sauer-Danfoss, Inc.	30,572	1,165,710
SPX Corp.	113,565	7,256,804
Sun Hydraulics Corp.	43,492	1,006,840
Taylor Devices, Inc. (a)	3,820	33,387
Tecumseh Products Co. Class A (non-vtg.) (a)	42,740	226,095
Tennant Co.	40,266	1,689,159
Terex Corp. (a)(d)	253,245	5,589,117
The L.S. Starrett Co. Class A	14,574	184,798
Timken Co.	196,179	7,878,549
Titan International, Inc. (d)	92,449	1,930,335
Toro Co. (d)	154,434	5,744,945
TriMas Corp. (a)(d)	72,342	1,555,353
Trinity Industries, Inc.	183,868	5,210,819

	Shares	Value
Twin Disc, Inc. (d)	18,379	$ 340,195
Valmont Industries, Inc.	50,907	6,452,462
Wabash National Corp. (a)(d)	208,685	1,396,103
WABCO Holdings, Inc. (a)	148,226	8,703,831
Wabtec Corp.	109,551	8,560,315
Watts Water Technologies, Inc. Class A	66,267	2,428,686
Woodward, Inc.	134,832	4,709,682
WSI Industries, Inc.	5,668	40,016
		249,659,634
Marine - 0.2%
Baltic Trading Ltd.	60,265	185,616
Eagle Bulk Shipping, Inc. (a)(d)	42,249	120,832
Genco Shipping & Trading Ltd. (a)(d)	81,839	236,515
International Shipholding Corp.	22,466	376,979
Kirby Corp. (a)(d)	127,834	6,730,460
Matson, Inc.	93,131	2,113,142
Rand Logistics, Inc. (a)(d)	27,482	195,122
		9,958,666
Professional Services - 1.3%
Acacia Research Corp. - Acacia Technologies (a)	98,396	2,591,751
Advisory Board Co. (a)	89,552	3,969,840
Barrett Business Services, Inc.	16,947	429,437
CBIZ, Inc. (a)(d)	118,229	654,989
CDI Corp.	25,347	417,465
Corporate Executive Board Co.	75,753	3,527,060
CRA International, Inc. (a)	23,173	367,292
CTPartners Executive Search, Inc. (a)	10,063	37,434
DLH Holdings Corp. (a)	2,300	2,323
Dolan Co. (a)	73,005	259,168
Exponent, Inc. (a)(d)	30,002	1,561,904
Franklin Covey Co. (a)	30,881	319,618
FTI Consulting, Inc. (a)	106,450	2,768,765
GP Strategies Corp. (a)(d)	34,381	689,339
Heidrick & Struggles International, Inc.	40,267	496,089
Hill International, Inc. (a)	70,728	269,474
Hudson Global, Inc. (a)	67,394	312,708
Huron Consulting Group, Inc. (a)	49,843	1,608,434
ICF International, Inc. (a)	43,149	951,004
IHS, Inc. Class A (a)(d)	133,863	15,265,737
Innovaro, Inc. (a)(d)	10,333	5,270
Insperity, Inc.	58,666	1,434,384
Kelly Services, Inc. Class A (non-vtg.)	67,625	834,493
Kforce, Inc. (a)	104,013	1,219,032
Korn/Ferry International (a)(d)	109,026	1,559,072
Lightbridge Corp. (a)(d)	24,428	51,543
Luna Innovations, Inc. (a)	26,569	43,573
Manpower, Inc.	191,708	7,114,284
Mastech Holdings, Inc. (a)	2,512	13,314
MISTRAS Group, Inc. (a)	35,580	776,000
National Technical Systems, Inc. (a)	1,200	8,700
Navigant Consulting, Inc. (a)(d)	119,602	1,321,602
Nielsen Holdings B.V. (a)	182,704	5,123,020
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Odyssey Marine Exploration, Inc. (a)(d)	151,557	$ 550,152
On Assignment, Inc. (a)(d)	102,939	1,699,523
Pendrell Corp. (a)(d)	419,705	503,646
RCM Technologies, Inc. (a)	22,706	126,927
Resources Connection, Inc.	100,946	1,128,576
RPX Corp. (a)	50,277	590,252
Spherix, Inc. (a)	529	259
Towers Watson & Co.	133,204	7,235,641
TrueBlue, Inc. (a)	90,684	1,408,323
Verisk Analytics, Inc. (a)	319,119	15,483,654
VSE Corp.	9,167	212,766
WageWorks, Inc. (a)	14,083	240,256
		85,184,093
Road & Rail - 1.3%
AMERCO	13,891	1,292,558
Arkansas Best Corp.	60,483	555,234
Avis Budget Group, Inc. (a)(d)	261,009	4,285,768
Celadon Group, Inc.	66,150	1,092,137
Con-way, Inc.	125,359	3,799,631
Covenant Transport Group, Inc. Class A (a)	20,231	99,334
Dollar Thrifty Automotive Group, Inc. (a)(d)	72,155	6,289,030
Frozen Food Express Industries, Inc. (a)	33,709	79,890
Genesee & Wyoming, Inc. Class A (a)(d)	94,016	5,975,657
Heartland Express, Inc.	171,278	2,230,040
Hertz Global Holdings, Inc. (a)	567,186	8,042,697
J.B. Hunt Transport Services, Inc.	225,289	11,814,155
Kansas City Southern	265,837	20,557,175
Knight Transportation, Inc.	147,277	2,106,061
Landstar System, Inc.	116,498	5,506,860
Marten Transport Ltd.	61,356	1,082,320
Old Dominion Freight Lines, Inc. (a)(d)	122,822	5,499,969
P.A.M. Transportation Services, Inc.	12,026	111,120
Patriot Transportation Holding, Inc. (a)	15,144	388,444
Quality Distribution, Inc. (a)	56,949	554,114
RailAmerica, Inc. (a)	52,514	1,438,884
Roadrunner Transportation Systems, Inc. (a)	22,643	395,800
Saia, Inc. (a)	38,313	831,392
Swift Transporation Co. (a)	146,022	1,190,079
Universal Truckload Services, Inc.	18,107	256,757
USA Truck, Inc. (a)	17,441	64,706
Werner Enterprises, Inc.	106,019	2,358,923
YRC Worldwide, Inc. (a)(d)	32,458	181,440
Zipcar, Inc. (a)(d)	55,344	437,218
		88,517,393
Trading Companies & Distributors - 0.8%
Aceto Corp.	75,715	676,892
AeroCentury Corp. (a)	740	8,288
Air Lease Corp. Class A (a)(d)	173,320	3,573,858

	Shares	Value
Aircastle Ltd.	107,319	$ 1,225,583
Ampal-American Israel Corp. (a)	1,172	2,309
Applied Industrial Technologies, Inc.	80,244	3,264,326
Beacon Roofing Supply, Inc. (a)	100,332	2,823,342
BlueLinx Corp. (a)(d)	34,870	77,411
CAI International, Inc. (a)	32,496	645,696
DXP Enterprises, Inc. (a)	33,811	1,559,025
Edgen Group, Inc. Class A	33,241	246,981
Essex Rental Corp. (a)	27,827	102,960
GATX Corp.	101,809	4,190,458
H&E Equipment Services, Inc.	69,559	1,231,194
Houston Wire & Cable Co.	39,527	433,611
Interline Brands, Inc. (a)	78,135	1,989,317
Kaman Corp.	59,592	1,954,618
Lawson Products, Inc.	23,255	186,040
MRC Global, Inc. (d)	52,356	1,153,403
MSC Industrial Direct Co., Inc. Class A	98,557	6,830,000
Rush Enterprises, Inc. Class A (a)(d)	71,429	1,217,150
TAL International Group, Inc.	56,018	1,905,172
Textainer Group Holdings Ltd. (d)	56,757	2,004,657
Titan Machinery, Inc. (a)	43,138	994,331
Transcat, Inc. (a)	4,695	29,625
United Rentals, Inc. (a)(d)	185,129	5,981,518
Watsco, Inc. (d)	59,136	4,462,403
WESCO International, Inc. (a)(d)	94,294	5,448,307
Willis Lease Finance Corp. (a)	19,324	239,231
		54,457,706
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)	46,323	645,743
TOTAL INDUSTRIALS		949,945,708
INFORMATION TECHNOLOGY - 15.3%
Communications Equipment - 1.2%
Acme Packet, Inc. (a)(d)	146,106	2,789,164
ADTRAN, Inc. (d)	141,740	2,875,905
Alliance Fiber Optic Products, Inc. (a)	9,905	90,532
Ambient Corp. (a)(d)	4,086	21,452
American Electric Technologies, Inc. (a)	1,200	5,460
Anaren, Inc. (a)	53,781	1,060,024
Arris Group, Inc. (a)(d)	255,054	3,476,386
Aruba Networks, Inc. (a)(d)	246,037	4,834,627
Aviat Networks, Inc. (a)	125,073	285,166
Aware, Inc.	7,727	45,821
Bel Fuse, Inc. Class B (non-vtg.)	23,302	453,923
Black Box Corp.	57,867	1,503,963
Brocade Communications Systems, Inc. (a)	972,340	5,639,572
CalAmp Corp. (a)	65,195	495,482
Calix Networks, Inc. (a)	75,213	399,381
Ciena Corp. (a)(d)	237,836	3,251,218
Clearfield, Inc. (a)	20,779	106,388
ClearOne Communications, Inc. (a)	5,738	22,952
Communications Systems, Inc.	7,926	89,247
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Comtech Telecommunications Corp.	62,000	$ 1,743,440
Dialogic, Inc. (a)	41,259	23,930
Digi International, Inc. (a)(d)	59,093	610,431
Ditech Networks, Inc. (a)	31,199	25,583
EchoStar Holding Corp. Class A (a)	115,054	3,107,609
EMCORE Corp. (a)(d)	83,286	391,444
Emulex Corp. (a)	180,262	1,234,795
Entrada Networks, Inc. (a)	292	0
Extreme Networks, Inc. (a)	291,313	1,037,074
Finisar Corp. (a)(d)	194,022	2,665,862
Globecomm Systems, Inc. (a)(d)	45,031	536,319
Harmonic, Inc. (a)	368,487	1,683,986
Infinera Corp. (a)(d)	243,964	1,385,716
InterDigital, Inc. (d)	112,611	3,800,621
Ixia (a)(d)	112,274	1,666,146
KVH Industries, Inc. (a)(d)	38,479	521,775
Lantronix, Inc. (a)	2,994	5,449
Loral Space & Communications Ltd.	31,853	2,338,647
Meru Networks, Inc. (a)(d)	34,816	103,055
NETGEAR, Inc. (a)	81,940	2,996,546
Network Engines, Inc. (a)	94,478	135,104
NumereX Corp. Class A (a)(d)	15,136	157,717
Oclaro, Inc. (a)(d)	193,484	497,254
Oplink Communications, Inc. (a)	41,842	672,401
Optical Cable Corp.	11,466	44,144
Palo Alto Networks, Inc.	14,383	925,978
Parkervision, Inc. (a)(d)	158,998	365,695
PC-Tel, Inc.	41,380	260,694
Performance Technologies, Inc. (a)	4,304	5,853
Plantronics, Inc.	101,000	3,601,660
Polycom, Inc. (a)	418,587	4,361,677
Powerwave Technologies, Inc. (a)(d)	62,771	23,853
Procera Networks, Inc. (a)	56,021	1,187,085
Relm Wireless Corp. (a)	22,872	42,313
Riverbed Technology, Inc. (a)	370,932	7,414,931
ShoreTel, Inc. (a)(d)	46,585	186,340
Sonus Networks, Inc. (a)	511,035	986,298
Sycamore Networks, Inc. (a)	42,692	630,988
Symmetricom, Inc. (a)	84,462	520,286
Technical Communications Corp.	2,835	17,379
Tellabs, Inc.	876,094	3,110,134
Telular Corp.	34,165	326,959
Tessco Technologies, Inc.	20,333	385,310
Ubiquiti Networks, Inc. (d)	28,412	341,512
ViaSat, Inc. (a)(d)	99,116	3,835,789
Westell Technologies, Inc. Class A (a)(d)	132,720	284,021
Zhone Technologies, Inc. (a)	52,950	31,770
Zoom Technologies, Inc. (a)(d)	21,406	21,021
		83,699,257
Computers & Peripherals - 0.6%
3D Systems Corp. (a)(d)	109,944	4,805,652

	Shares	Value
Avid Technology, Inc. (a)(d)	74,098	$ 682,443
Concurrent Computer Corp.	10,743	45,980
Cray, Inc. (a)(d)	92,594	1,056,498
Crossroads Systems, Inc. (a)	4,003	15,932
Datalink Corp. (a)	27,110	226,369
Dataram Corp. (a)(d)	23,649	12,189
Diebold, Inc.	156,871	5,110,857
Dot Hill Systems Corp. (a)	105,073	118,732
Electronics for Imaging, Inc. (a)	98,666	1,524,390
Fusion-io, Inc. (a)(d)	133,854	3,750,589
Hauppauge Digital, Inc. (a)	28,370	35,463
Hutchinson Technology, Inc. (a)(d)	81,684	135,595
iGO, Inc. (a)	68,990	33,667
Imation Corp. (a)	76,999	439,664
Immersion Corp. (a)(d)	59,376	340,818
Intermec, Inc. (a)	127,048	752,124
Interphase Corp. (a)	11,825	44,107
Intevac, Inc. (a)(d)	55,110	341,682
NCR Corp. (a)	377,523	8,452,740
Novatel Wireless, Inc. (a)	94,259	191,346
OCZ Technology Group, Inc. (a)(d)	149,555	846,481
Overland Storage, Inc. (a)	57,061	108,416
Presstek, Inc. (a)	42,003	20,581
QLogic Corp. (a)	236,741	2,881,138
Qualstar Corp. (a)	6,660	10,989
Quantum Corp. (a)	718,415	1,149,464
Rimage Corp.	32,359	222,630
Silicon Graphics International Corp. (a)(d)	63,117	539,019
STEC, Inc. (a)	87,553	648,768
Stratasys, Inc. (a)(d)	48,282	3,121,914
Super Micro Computer, Inc. (a)(d)	56,365	694,980
Synaptics, Inc. (a)(d)	70,726	2,151,485
Transact Technologies, Inc. (a)	18,832	135,025
USA Technologies, Inc. (a)(d)	79,221	112,494
		40,760,221
Electronic Equipment & Components - 2.1%
ADDvantage Technologies Group, Inc. (a)	11,928	25,049
Advanced Photonix, Inc. Class A (a)	41,087	25,474
Aeroflex Holding Corp. (a)	62,535	443,999
Agilysys, Inc. (a)(d)	46,798	387,955
Anixter International, Inc.	63,144	3,796,849
Arrow Electronics, Inc. (a)	255,616	9,266,080
Audience, Inc.	11,462	207,118
Avnet, Inc. (a)	337,029	10,855,704
AVX Corp.	155,839	1,595,791
Badger Meter, Inc.	45,332	1,537,208
Benchmark Electronics, Inc. (a)	158,358	2,541,646
BrightPoint, Inc. (a)(d)	154,388	1,384,860
Checkpoint Systems, Inc. (a)(d)	94,410	754,336
ClearSign Combustion Corp. (a)(d)	6,607	47,240
Cognex Corp.	97,355	3,513,542
Coherent, Inc. (a)	55,747	2,625,126
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
CTS Corp.	70,681	$ 696,208
CUI Global, Inc. (a)	116	788
Daktronics, Inc.	81,427	778,442
Digital Ally, Inc. (a)	4,790	24,237
Document Security Systems, Inc. (a)(d)	42,498	155,543
Dolby Laboratories, Inc. Class A (a)	120,829	4,009,106
DTS, Inc. (a)(d)	38,119	855,772
Dynasil Corp. of America (a)	9,408	13,830
Echelon Corp. (a)(d)	68,729	228,868
Electro Rent Corp.	46,174	790,499
Electro Scientific Industries, Inc.	54,174	664,173
eMagin Corp. (a)(d)	60,537	275,443
Fabrinet (a)	48,562	581,773
FARO Technologies, Inc. (a)(d)	49,501	1,952,814
FEI Co. (d)	84,811	4,555,199
Frequency Electronics, Inc. (a)	13,041	113,196
Giga-Tronics, Inc. (a)	4,585	7,565
I. D. Systems Inc. (a)	33,896	168,802
Identive Group, Inc. (a)(d)	118,347	82,843
IEC Electronics Corp. (a)	18,101	103,719
Image Sensing Systems, Inc. (a)	2,863	14,401
Ingram Micro, Inc. Class A (a)	374,327	5,715,973
Insight Enterprises, Inc. (a)(d)	117,199	2,104,894
Intelli-Check, Inc. (a)(d)	25,728	49,140
IntriCon Corp. (a)	1,667	8,118
InvenSense, Inc. (d)	76,226	958,923
IPG Photonics Corp. (a)(d)	75,217	4,625,093
Iteris, Inc. (a)	52,448	79,721
Itron, Inc. (a)(d)	94,662	4,104,544
KEMET Corp. (a)	88,236	411,180
KEY Tronic Corp. (a)	21,607	234,220
LGL Group, Inc. (a)	3,009	17,422
LightPath Technologies, Inc. Class A (a)	1,150	1,185
Littelfuse, Inc.	49,830	2,555,781
LoJack Corp. (a)	47,516	119,265
LRAD Corp. (a)(d)	62,271	69,744
Maxwell Technologies, Inc. (a)	78,927	600,634
Measurement Specialties, Inc. (a)(d)	30,642	995,252
Mercury Computer Systems, Inc. (a)(d)	67,329	657,131
Mesa Laboratories, Inc.	5,851	275,173
Methode Electronics, Inc. Class A	85,089	798,986
MicroVision, Inc. (a)(d)	38,532	106,348
MOCON, Inc.	7,499	109,485
MTS Systems Corp.	35,953	1,826,772
Multi-Fineline Electronix, Inc. (a)	21,997	538,927
Napco Security Technolgies, Inc. (a)	17,472	56,784
National Instruments Corp.	220,244	5,673,485
Neonode, Inc. (a)(d)	53,267	212,003
NetList, Inc. (a)(d)	52,442	89,676
Newport Corp. (a)	83,396	1,036,612
OSI Systems, Inc. (a)	44,959	3,331,462

	Shares	Value
Par Technology Corp. (a)	27,309	$ 136,818
Parametric Sound Corp. (a)	4,660	49,676
Park Electrochemical Corp.	43,720	1,135,846
PC Connection, Inc.	44,665	544,466
PC Mall, Inc. (a)	19,862	116,391
Perceptron, Inc. (a)	25,360	144,552
Planar Systems, Inc. (a)	44,256	57,533
Plexus Corp. (a)	84,283	2,519,219
Power-One, Inc. (a)(d)	157,993	970,077
Pulse Electronics Corp.	91,084	102,014
RadiSys Corp. (a)	64,186	234,279
RealD, Inc. (a)(d)	106,727	1,057,665
Research Frontiers, Inc. (a)(d)	33,274	105,146
RF Industries Ltd.	13,982	55,369
Richardson Electronics Ltd.	36,856	441,166
Rofin-Sinar Technologies, Inc. (a)(d)	64,495	1,401,476
Rogers Corp. (a)	36,370	1,447,162
Sanmina-SCI Corp. (a)	230,139	1,988,401
ScanSource, Inc. (a)(d)	63,898	1,932,276
Sigmatron International, Inc. (a)	762	2,766
Superconductor Technologies, Inc. (a)(d)	141,606	79,299
SYNNEX Corp. (a)	61,037	2,107,608
Tech Data Corp. (a)(d)	104,357	5,069,663
Trimble Navigation Ltd. (a)(d)	284,672	13,963,162
TTM Technologies, Inc. (a)(d)	113,407	1,202,114
Uni-Pixel Inc. (a)	21,829	131,629
Universal Display Corp. (a)(d)	91,813	3,706,491
Viasystems Group, Inc. (a)	12,420	188,908
Vicon Industries, Inc. (a)	18,575	53,125
Vishay Intertechnology, Inc. (a)(d)	368,581	3,523,634
Vishay Precision Group, Inc. (a)	27,407	371,091
Wayside Technology Group, Inc.	460	5,860
Wireless Ronin Technologies, Inc. (a)	6,055	5,086
Wireless Telecom Group, Inc. (a)	11,376	15,130
Zygo Corp. (a)	36,393	704,932
		138,015,161
Internet Software & Services - 2.3%
Active Network, Inc. (a)	78,227	880,836
Ancestry.com, Inc. (a)(d)	63,850	1,984,458
Angie's List, Inc. (d)	28,671	274,095
AOL, Inc. (a)	244,539	8,233,628
Autobytel, Inc. (a)	18,975	68,500
Bankrate, Inc. (a)	106,485	1,829,412
Bazaarvoice, Inc. (d)	43,148	640,316
Blucora, Inc. (a)	94,187	1,451,422
Bridgeline Digital, Inc. (a)	24,241	26,908
Brightcove, Inc. (d)	13,554	175,118
BroadVision, Inc. (a)(d)	7,417	59,262
Carbonite, Inc. (d)	42,143	318,601
comScore, Inc. (a)(d)	102,141	1,442,231
Constant Contact, Inc. (a)(d)	67,949	1,328,403
Cornerstone OnDemand, Inc. (a)(d)	60,935	1,633,667
CoStar Group, Inc. (a)(d)	64,562	5,245,663
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Crexendo, Inc. (d)	12,555	$ 46,077
DealerTrack Holdings, Inc. (a)(d)	94,409	2,614,185
Demand Media, Inc. (a)(d)	75,488	766,203
Demandware, Inc. (d)	12,000	312,000
Dice Holdings, Inc. (a)(d)	105,899	845,074
Digital River, Inc. (a)(d)	90,961	1,515,410
EarthLink, Inc.	265,160	1,771,269
eGain Communications Corp. (a)	32,997	160,695
Equinix, Inc. (a)(d)	109,177	21,578,834
ExactTarget, Inc. (d)	18,356	388,597
Facebook, Inc. Class A (d)	1,216,918	22,001,877
FriendFinder Networks, Inc. (a)(d)	90,515	66,981
GlowPoint, Inc. (a)	51,449	110,101
IAC/InterActiveCorp	162,000	8,398,080
Internap Network Services Corp. (a)(d)	107,514	774,101
Internet Media Services, Inc. (a)	7,375	74
Internet Patents Corp.	283	974
IntraLinks Holdings, Inc. (a)	152,382	825,910
Inuvo, Inc. (a)	37,507	15,378
iPass, Inc. (a)	114,238	207,913
j2 Global, Inc.	119,133	3,510,850
Keynote Systems, Inc.	36,547	479,862
KIT digital, Inc. (a)(d)	145,966	474,390
Limelight Networks, Inc. (a)(d)	135,298	312,538
LinkedIn Corp. (a)	145,429	15,604,532
Liquidity Services, Inc. (a)	53,458	2,800,665
LivePerson, Inc. (a)(d)	112,514	1,856,481
Local.com Corp. (a)(d)	49,826	98,655
LogMeIn, Inc. (a)	47,297	1,039,588
LookSmart Ltd. (a)	44,306	40,762
Marchex, Inc. Class B	52,192	176,931
Market Leader, Inc. (a)	33,307	167,534
MeetMe, Inc. (a)(d)	65,453	160,360
Millennial Media, Inc. (d)	22,031	254,017
Monster Worldwide, Inc. (a)(d)	275,659	1,921,343
Move, Inc. (a)	78,204	608,427
NIC, Inc. (d)	139,870	2,018,324
Onstream Media Corp. (a)	16,789	9,701
Onvia.com, Inc. (a)	2,326	8,932
OpenTable, Inc. (a)(d)	50,754	2,154,507
Perficient, Inc. (a)	61,052	653,867
QuinStreet, Inc. (a)(d)	73,086	626,347
Rackspace Hosting, Inc. (a)	263,643	15,813,307
RealNetworks, Inc.	63,414	503,507
Reis, Inc. (a)	12,850	150,217
Responsys, Inc. (a)	38,640	370,558
Saba Software, Inc. (a)	73,699	692,771
SciQuest, Inc. (a)	44,604	751,577
Selectica, Inc. (a)	2,268	8,664
Spark Networks, Inc. (a)(d)	9,898	55,924
SPS Commerce, Inc. (a)	18,321	640,319

	Shares	Value
Stamps.com, Inc. (a)	54,134	$ 1,198,527
Support.com, Inc. (a)	144,855	446,153
Synacor, Inc. (d)	18,762	148,970
TechTarget, Inc. (a)	30,780	172,984
TheStreet.com, Inc.	58,323	81,069
Travelzoo, Inc. (a)(d)	15,274	344,581
United Online, Inc.	197,755	984,820
Unwired Planet, Inc. (a)(d)	210,780	360,434
ValueClick, Inc. (a)(d)	181,658	2,953,759
VistaPrint Ltd. (a)(d)	84,760	3,057,293
Vocus, Inc. (a)(d)	45,043	874,735
Web.com Group, Inc. (a)	71,583	1,191,857
WebMD Health Corp. (a)(d)	125,513	1,875,164
WebMediaBrands, Inc. (a)	5,114	15,751
World Energy Solutions, Inc. (a)	2,295	8,331
XO Group, Inc. (a)(d)	65,794	522,404
Yelp, Inc. (d)	15,765	346,830
Zix Corp. (a)	168,463	432,950
		156,974,322
IT Services - 2.1%
Acxiom Corp. (a)	165,489	2,823,242
Alliance Data Systems Corp. (a)(d)	119,383	16,433,070
Analysts International Corp. (a)	4,541	17,528
Booz Allen Hamilton Holding Corp. Class A (d)	53,463	981,581
Broadridge Financial Solutions, Inc.	268,144	6,349,650
CACI International, Inc. Class A (a)(d)	68,431	3,653,531
Cardtronics, Inc. (a)	98,665	2,787,286
Cass Information Systems, Inc.	21,038	841,941
Ciber, Inc. (a)	139,655	484,603
Computer Task Group, Inc. (a)(d)	35,213	563,408
Convergys Corp.	249,199	3,865,076
CoreLogic, Inc. (a)	261,395	6,430,317
CSG Systems International, Inc. (a)(d)	78,983	1,675,229
CSP, Inc.	3,555	16,069
DST Systems, Inc.	76,200	3,877,056
Dynamics Research Corp. (a)	25,485	151,636
Edgewater Technology, Inc. (a)	11,761	44,927
EPAM Systems, Inc. (d)	16,881	295,418
Euronet Worldwide, Inc. (a)(d)	105,686	1,876,983
ExlService Holdings, Inc. (a)	54,187	1,396,399
FleetCor Technologies, Inc. (a)	99,026	4,275,943
Forrester Research, Inc.	32,652	956,051
Gartner, Inc. Class A (a)(d)	221,119	10,921,067
Genpact Ltd.	258,576	4,719,012
Global Cash Access Holdings, Inc. (a)	96,331	738,859
Global Payments, Inc.	193,632	8,064,773
Hackett Group, Inc. (a)	102,623	384,836
Heartland Payment Systems, Inc.	80,962	2,459,626
Higher One Holdings, Inc. (a)(d)	83,069	1,024,241
iGate Corp. (a)(d)	66,307	1,068,206
Information Services Group, Inc. (a)(d)	46,725	57,005
Innodata, Inc. (a)	58,124	239,471
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Jack Henry & Associates, Inc.	200,771	$ 7,420,496
Lender Processing Services, Inc.	196,169	5,506,464
Lionbridge Technologies, Inc. (a)	146,424	513,948
ManTech International Corp. Class A	65,288	1,462,451
Mattersight Corp. (a)	15,883	88,151
Maximus, Inc.	88,092	4,791,324
ModusLink Global Solutions, Inc. (a)	101,501	309,578
MoneyGram International, Inc. (a)	42,441	676,934
NCI, Inc. Class A (a)(d)	30,459	222,655
NeuStar, Inc. Class A (a)(d)	155,646	5,847,620
Newtek Business Services, Inc. (a)	5,503	10,126
Official Payments Holdings, Inc. (a)	27,138	108,009
Online Resources Corp. (a)	46,607	123,509
PFSweb, Inc. (a)	60,946	155,412
PRG-Schultz International, Inc. (a)	45,131	366,464
Rainmaker Systems, Inc. (a)	15,480	16,099
Sapient Corp. (d)	243,597	2,462,766
ServiceSource International, Inc. (a)	87,648	811,620
StarTek, Inc. (a)	22,269	65,694
Storage Engine, Inc. (a)	500	0
Syntel, Inc.	35,416	2,064,753
Teletech Holdings, Inc. (a)	95,903	1,583,359
The Management Network Group, Inc. (a)	2,929	6,297
TNS, Inc. (a)	54,495	796,172
Unisys Corp. (a)	86,751	1,833,049
Vantiv, Inc.	64,615	1,457,714
VeriFone Systems, Inc. (a)(d)	248,401	8,629,451
Virtusa Corp. (a)	45,284	765,300
WidePoint Corp. (a)	102,981	49,431
WPCS International, Inc. (a)	38,998	27,299
Wright Express Corp. (a)(d)	95,820	6,308,789
		143,954,974
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	119,030	4,438,629
Semiconductors & Semiconductor Equipment - 2.7%
Advanced Energy Industries, Inc. (a)(d)	78,334	1,000,325
AEHR Test Systems (a)	9,000	9,900
Aetrium, Inc. (a)	6,743	7,148
Amkor Technology, Inc. (a)(d)	216,408	1,014,954
Amtech Systems, Inc. (a)(d)	19,914	78,461
ANADIGICS, Inc. (a)(d)	156,061	182,591
Applied Micro Circuits Corp. (a)(d)	232,408	1,187,605
Atmel Corp. (a)	1,044,496	6,193,861
ATMI, Inc. (a)	76,660	1,449,641
AuthenTec, Inc. (a)	84,223	674,626
Axcelis Technologies, Inc. (a)	244,233	256,445
AXT, Inc. (a)	91,754	307,376
Brooks Automation, Inc.	168,253	1,347,707
BTU International, Inc. (a)	13,926	31,612
Cabot Microelectronics Corp. (d)	56,186	1,869,308

	Shares	Value
Cascade Microtech, Inc. (a)	15,468	$ 90,642
Cavium, Inc. (a)(d)	111,208	3,592,018
Ceva, Inc. (a)	47,618	767,602
Cirrus Logic, Inc. (a)(d)	169,586	7,066,649
Cohu, Inc.	53,812	473,546
Cree, Inc. (a)(d)	269,819	7,608,896
CVD Equipment Corp. (a)(d)	8,902	95,964
CyberOptics Corp. (a)	9,297	59,129
Cymer, Inc. (a)(d)	62,785	3,559,910
Cypress Semiconductor Corp.	376,336	4,369,261
DayStar Technologies, Inc. (a)	3,735	5,901
Diodes, Inc. (a)(d)	70,667	1,306,633
DSP Group, Inc. (a)	46,628	267,178
Entegris, Inc. (a)	275,618	2,422,682
Entropic Communications, Inc. (a)(d)	192,127	1,043,250
Exar Corp. (a)(d)	117,125	891,321
Fairchild Semiconductor International, Inc. (a)(d)	273,770	3,975,140
FormFactor, Inc. (a)	110,045	560,129
FSI International, Inc. (a)	90,047	555,590
GigOptix, Inc. (a)	52,290	117,130
GSI Technology, Inc. (a)	42,569	189,006
GT Advanced Technologies, Inc. (a)(d)	351,919	2,041,130
Hittite Microwave Corp. (a)(d)	77,384	4,052,600
Ikanos Communications, Inc. (a)	115,443	107,362
Inphi Corp. (a)	47,066	559,144
Integrated Device Technology, Inc. (a)(d)	335,484	1,784,775
Integrated Silicon Solution, Inc. (a)(d)	51,768	513,021
Intermolecular, Inc.	28,137	208,214
International Rectifier Corp. (a)(d)	185,703	3,233,089
Intersil Corp. Class A	270,833	2,391,455
Intest Corp. (a)	34,005	89,093
IXYS Corp. (a)	59,965	583,459
Kopin Corp. (a)(d)	153,988	537,418
Kulicke & Soffa Industries, Inc. (a)	219,474	2,486,640
Lattice Semiconductor Corp. (a)	255,977	995,751
LTX-Credence Corp. (a)	104,147	592,596
M/A-COM Technology Solutions, Inc.	15,922	183,421
Marvell Technology Group Ltd.	1,191,439	12,128,849
Mattson Technology, Inc. (a)(d)	136,613	128,348
Maxim Integrated Products, Inc.	716,887	19,456,313
MaxLinear, Inc. Class A (a)	30,878	176,313
MEMC Electronic Materials, Inc. (a)(d)	519,396	1,391,981
MEMSIC, Inc. (a)	20,654	36,351
Micrel, Inc.	96,504	959,250
Microsemi Corp. (a)	187,061	3,724,385
Mindspeed Technologies, Inc. (a)(d)	64,454	166,936
MIPS Technologies, Inc. (a)(d)	104,835	696,104
MKS Instruments, Inc.	128,708	3,489,274
Monolithic Power Systems, Inc. (a)	82,168	1,771,542
MoSys, Inc. (a)(d)	79,294	270,393
Nanometrics, Inc. (a)(d)	47,327	720,790
NeoPhotonics Corp. (a)(d)	37,763	209,585
NVE Corp. (a)(d)	11,458	644,054
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Omnivision Technologies, Inc. (a)(d)	127,409	$ 2,070,396
ON Semiconductor Corp. (a)	1,070,450	6,668,904
PDF Solutions, Inc. (a)	51,709	623,093
Peregrine Semiconductor Corp.	13,204	209,944
Pericom Semiconductor Corp. (a)	65,839	528,687
Photronics, Inc. (a)(d)	127,744	749,857
Pixelworks, Inc. (a)	35,295	119,650
PLX Technology, Inc. (a)	81,321	463,530
PMC-Sierra, Inc. (a)	520,226	3,043,322
Power Integrations, Inc.	64,053	2,218,796
QuickLogic Corp. (a)(d)	98,963	265,221
Rambus, Inc. (a)(d)	228,253	976,923
Ramtron International Corp. (a)	66,964	190,178
RF Micro Devices, Inc. (a)(d)	620,407	2,326,526
Rubicon Technology, Inc. (a)(d)	35,909	302,354
Rudolph Technologies, Inc. (a)(d)	66,160	617,934
Semtech Corp. (a)(d)	136,520	3,347,470
Sigma Designs, Inc. (a)	73,525	505,117
Silicon Image, Inc. (a)	188,435	891,298
Silicon Laboratories, Inc. (a)(d)	95,324	3,645,190
Skyworks Solutions, Inc. (a)(d)	441,715	13,454,639
Spansion, Inc. Class A	142,425	1,627,918
Spire Corp. (a)	200	106
STR Holdings, Inc. (a)(d)	118,407	377,718
SunPower Corp. (a)(d)	103,185	462,269
Supertex, Inc. (a)(d)	23,977	414,562
Tessera Technologies, Inc.	117,977	1,801,509
TranSwitch Corp. (a)	48,274	48,274
TriQuint Semiconductor, Inc. (a)(d)	361,845	2,011,858
Ultra Clean Holdings, Inc. (a)	51,157	300,803
Ultratech, Inc. (a)	57,560	1,898,329
Veeco Instruments, Inc. (a)(d)	104,951	3,599,819
Vitesse Semiconductor Corp. (a)(d)	78,832	192,350
Volterra Semiconductor Corp. (a)	52,784	1,257,843
		178,171,160
Software - 4.2%
Accelrys, Inc. (a)(d)	120,176	924,153
ACI Worldwide, Inc. (a)(d)	94,718	4,108,867
Activision Blizzard, Inc. (d)	1,012,180	11,903,237
Actuate Corp. (a)	89,294	624,165
Advent Software, Inc. (a)(d)	68,265	1,621,976
American Software, Inc. Class A	56,018	461,588
ANSYS, Inc. (a)	216,868	15,115,700
Ariba, Inc. (a)	233,098	10,417,150
Aspen Technology, Inc. (a)(d)	211,772	5,163,001
Astea International, Inc. (a)	13,242	60,913
Asure Software, Inc. (a)	1,517	11,817
Blackbaud, Inc.	88,986	2,169,479
Bottomline Technologies, Inc. (a)(d)	73,114	1,640,678
BroadSoft, Inc. (a)(d)	71,124	2,575,400
BSQUARE Corp. (a)	30,361	85,314

	Shares	Value
Cadence Design Systems, Inc. (a)(d)	607,766	$ 8,022,511
Callidus Software, Inc. (a)(d)	65,801	294,130
Cinedigm Digital Cinema Corp. (a)	50,701	68,446
CommVault Systems, Inc. (a)(d)	97,486	4,915,244
Compuware Corp. (a)	473,324	4,733,240
Comverse Technology, Inc. (a)	457,560	2,745,360
Concur Technologies, Inc. (a)(d)	113,580	8,223,192
Cover-All Technologies, Inc. (a)	2,815	3,462
Datawatch Corp. (a)	5,578	105,815
Deltek, Inc. (a)(d)	67,004	867,032
Digimarc Corp.	13,264	288,359
Ebix, Inc. (d)	70,033	1,680,092
Ellie Mae, Inc. (a)	43,373	1,117,722
Eloqua, Inc.	19,219	268,874
Envivio, Inc.	17,506	46,041
EPIQ Systems, Inc.	103,997	1,218,845
ePlus, Inc. (a)	9,557	325,416
Evolving Systems, Inc.	12,044	77,202
FactSet Research Systems, Inc.	94,104	8,682,976
Fair Isaac Corp.	90,000	3,843,900
FalconStor Software, Inc. (a)	86,450	158,204
Fonix Corp. (a)	1	0
Fortinet, Inc. (a)	295,137	7,824,082
Globalscape, Inc. (a)	6,122	11,877
Glu Mobile, Inc. (a)(d)	116,341	587,522
GSE Systems, Inc. (a)	33,148	62,650
Guidance Software, Inc. (a)	20,946	219,724
Guidewire Software, Inc.	41,107	1,173,605
Imperva, Inc.	9,739	294,994
Infoblox, Inc.	16,374	356,789
Informatica Corp. (a)	246,919	8,049,559
Interactive Intelligence Group, Inc. (a)	39,218	1,159,284
JDA Software Group, Inc. (a)	91,141	2,807,143
Jive Software, Inc.	40,288	607,946
Kenexa Corp. (a)	72,738	3,334,310
Majesco Entertainment Co. (a)(d)	169,132	287,524
Manhattan Associates, Inc. (a)	59,488	3,008,903
Marlborough Software Development Holdings, Inc.	3,682	1,767
Mentor Graphics Corp. (a)	226,012	3,735,978
MICROS Systems, Inc. (a)(d)	197,693	10,015,127
MicroStrategy, Inc. Class A (a)(d)	21,893	2,747,790
Mitek Systems, Inc. (a)(d)	78,851	357,984
Monotype Imaging Holdings, Inc. (d)	71,215	1,074,634
Motricity, Inc. (a)(d)	112,960	50,832
Motricity, Inc. rights 10/3/12 (a)	112,960	1,130
NetScout Systems, Inc. (a)(d)	75,649	1,796,664
NetSol Technologies, Inc. (a)	16,096	74,364
NetSuite, Inc. (a)(d)	85,968	4,889,860
Nuance Communications, Inc. (a)(d)	536,757	12,801,654
Opnet Technologies, Inc.	50,362	1,572,302
Parametric Technology Corp. (a)(d)	270,932	5,757,305
Park City Group, Inc. (a)	3,053	10,411
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Peerless Systems Corp. (a)	15,698	$ 61,222
Pegasystems, Inc.	35,467	958,673
Pervasive Software, Inc. (a)	25,547	212,551
Progress Software Corp. (a)(d)	171,703	3,301,849
Proofpoint, Inc.	13,633	176,956
PROS Holdings, Inc. (a)	42,032	726,313
QAD, Inc. Class B	24,367	285,825
QLIK Technologies, Inc. (a)	176,213	3,726,905
Quest Software, Inc. (a)	130,271	3,641,074
RealPage, Inc. (a)(d)	86,942	2,217,890
Rosetta Stone, Inc. (a)	28,088	323,293
Rovi Corp. (a)	268,338	4,116,305
Scientific Learning Corp. (a)	27,154	29,055
SeaChange International, Inc. (a)	69,895	570,343
ServiceNow, Inc. (d)	26,031	809,564
Smith Micro Software, Inc. (a)	72,854	122,395
SolarWinds, Inc. (a)	150,002	8,232,110
Solera Holdings, Inc.	172,361	7,089,208
Sonic Foundry, Inc. (a)	2,194	17,442
Sourcefire, Inc. (a)(d)	66,776	3,465,007
Splunk, Inc. (d)	30,382	1,045,141
SS&C Technologies Holdings, Inc. (a)	70,181	1,556,615
Synchronoss Technologies, Inc. (a)(d)	71,953	1,655,639
Synopsys, Inc. (a)	359,249	11,865,994
Take-Two Interactive Software, Inc. (a)	191,043	1,958,191
Tangoe, Inc. (a)	73,489	1,190,522
TeleCommunication Systems, Inc. Class A (a)	110,511	194,499
TeleNav, Inc. (a)	41,916	253,173
THQ, Inc. (a)(d)	13,920	66,816
TIBCO Software, Inc. (a)	383,009	11,459,629
TiVo, Inc. (a)	322,529	2,931,789
Tyler Technologies, Inc. (a)(d)	75,793	3,051,426
Ultimate Software Group, Inc. (a)(d)	68,452	6,789,754
Vasco Data Security International, Inc. (a)(d)	64,183	604,604
Verint Systems, Inc. (a)(d)	43,778	1,253,364
Versant Corp. (a)	12,238	119,443
VirnetX Holding Corp. (a)(d)	106,281	2,764,369
VMware, Inc. Class A (a)(d)	159,669	14,216,928
Vringo, Inc. (a)(d)	34,909	109,963
Wave Systems Corp. Class A (a)(d)	226,143	219,359
Websense, Inc. (a)	80,067	1,231,430
Zynga, Inc. (d)	249,643	699,000
		284,564,843
TOTAL INFORMATION TECHNOLOGY		1,030,578,567
MATERIALS - 6.2%
Chemicals - 3.0%
A. Schulman, Inc.	65,137	1,582,178
ADA-ES, Inc. (a)(d)	36,134	847,342

	Shares	Value
Albemarle Corp.	215,350	$ 11,786,106
American Pacific Corp. (a)	11,292	136,294
American Vanguard Corp.	65,053	1,913,859
Arabian American Development Co. (a)(d)	42,258	407,367
Ashland, Inc.	160,634	11,827,481
Balchem Corp.	69,438	2,533,098
Cabot Corp.	131,444	4,578,195
Calgon Carbon Corp. (a)(d)	128,441	1,753,220
Celanese Corp. Class A	371,986	14,232,184
Cereplast, Inc. (a)	22,207	4,512
Chase Corp.	12,286	199,893
Chemtura Corp. (a)	229,383	3,791,701
Clean Diesel Technologies, Inc. (a)(d)	33,479	77,336
Core Molding Technologies, Inc. (a)	11,521	86,062
Cytec Industries, Inc.	109,846	7,521,156
Ferro Corp. (a)(d)	176,641	579,382
Flotek Industries, Inc. (a)(d)	137,545	1,627,157
FutureFuel Corp.	37,342	385,369
Georgia Gulf Corp.	79,994	3,170,962
GSE Holding, Inc.	16,500	135,300
H.B. Fuller Co.	112,158	3,410,725
Hawkins, Inc. (d)	17,707	683,844
Huntsman Corp.	444,596	6,393,290
Innophos Holdings, Inc.	48,520	2,294,511
Intrepid Potash, Inc. (a)(d)	143,302	3,214,264
KMG Chemicals, Inc.	19,780	362,567
Koppers Holdings, Inc.	50,513	1,637,126
Kraton Performance Polymers, Inc. (a)	68,586	1,471,170
Kronos Worldwide, Inc. (d)	60,714	1,030,317
Landec Corp. (a)	84,086	824,043
LSB Industries, Inc. (a)	40,997	1,545,587
LyondellBasell Industries NV Class A	800,673	39,104,869
Material Sciences Corp. (a)	23,734	210,521
Minerals Technologies, Inc.	47,574	3,225,993
NewMarket Corp.	24,323	5,986,377
Northern Technologies International Corp. (a)	1,103	10,865
Olin Corp.	148,501	3,182,376
OM Group, Inc. (a)(d)	76,699	1,414,330
OMNOVA Solutions, Inc. (a)(d)	103,204	803,959
Penford Corp. (a)	27,329	199,775
PolyOne Corp.	196,887	3,106,877
Quaker Chemical Corp.	27,733	1,304,838
Rockwood Holdings, Inc.	159,620	7,556,411
RPM International, Inc.	292,225	8,009,887
Senomyx, Inc. (a)(d)	114,790	218,101
Sensient Technologies Corp.	116,292	4,169,068
Spartech Corp. (a)	67,518	341,641
Stepan Co.	17,868	1,706,751
The Scotts Miracle-Gro Co. Class A	104,032	4,332,933
TOR Minerals International, Inc. (a)	3,831	55,741
TPC Group, Inc. (a)	34,509	1,415,904
Tredegar Corp.	48,210	780,038
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Tronox Ltd. Class A	8,360	$ 215,604
Valhi, Inc.	64,947	818,982
Valspar Corp.	207,434	11,064,530
W.R. Grace & Co. (a)	141,070	8,148,203
Westlake Chemical Corp.	46,385	3,190,360
Zep, Inc.	50,668	733,166
Zoltek Companies, Inc. (a)(d)	65,740	560,762
		203,912,460
Construction Materials - 0.3%
Eagle Materials, Inc.	123,296	5,258,574
Headwaters, Inc. (a)	129,024	858,010
Martin Marietta Materials, Inc. (d)	100,412	7,669,469
Texas Industries, Inc. (d)	58,355	2,273,511
U.S. Concrete, Inc. (a)	25,199	159,006
United States Lime & Minerals, Inc. (a)	7,538	331,672
		16,550,242
Containers & Packaging - 0.9%
AEP Industries, Inc. (a)	13,400	674,690
Aptargroup, Inc.	156,375	7,920,394
Boise, Inc.	247,252	1,861,808
Crown Holdings, Inc. (a)	371,357	13,461,691
Graphic Packaging Holding Co. (a)	283,302	1,583,658
Greif, Inc. Class A	87,877	3,910,527
MOD-PAC Corp. (sub. vtg.) (a)	3,740	19,261
Myers Industries, Inc.	100,702	1,490,390
Packaging Corp. of America	238,810	7,646,696
Rock-Tenn Co. Class A	162,865	10,874,496
Silgan Holdings, Inc.	114,111	4,784,674
Sonoco Products Co.	223,043	6,822,885
UFP Technologies, Inc. (a)	15,846	267,797
		61,318,967
Metals & Mining - 1.6%
A.M. Castle & Co. (a)(d)	38,879	506,593
AK Steel Holding Corp. (d)	317,663	1,658,201
Allied Nevada Gold Corp. (a)(d)	201,455	6,563,404
Amcol International Corp.	58,468	1,758,133
Carpenter Technology Corp.	104,412	4,934,511
Century Aluminum Co. (a)	132,753	827,051
Coeur d'Alene Mines Corp. (a)	206,417	4,745,527
Commercial Metals Co.	258,548	3,293,902
Compass Minerals International, Inc.	82,516	5,926,299
Comstock Mining, Inc. (a)(d)	83,725	247,826
Friedman Industries	15,788	154,091
General Moly, Inc. (a)(d)	202,841	549,699
Globe Specialty Metals, Inc.	115,739	1,688,632
Golden Minerals Co. (a)(d)	97,491	521,577
Handy & Harman Ltd. (a)	41,326	579,804
Haynes International, Inc.	25,877	1,261,504
Hecla Mining Co.	642,578	3,476,347
Horsehead Holding Corp. (a)	105,544	933,009

	Shares	Value
Kaiser Aluminum Corp.	34,968	$ 1,952,963
Materion Corp.	41,932	890,636
McEwen Mining, Inc. (a)(d)	474,112	1,877,484
Metals USA Holdings Corp. (a)	48,992	675,600
Mines Management, Inc. (a)(d)	69,165	94,756
Molycorp, Inc. (a)(d)	148,913	1,713,989
Noranda Aluminium Holding Corp.	72,868	434,293
Olympic Steel, Inc.	20,461	322,465
Reliance Steel & Aluminum Co.	170,662	8,777,147
Royal Gold, Inc.	138,396	12,181,616
RTI International Metals, Inc. (a)(d)	67,771	1,469,953
Schnitzer Steel Industries, Inc. Class A	53,001	1,463,888
Silver Bull Resources, Inc. (a)(d)	148,902	75,940
Solitario Exploration & Royalty Corp. (a)	57,827	71,569
Southern Copper Corp.	415,642	13,524,991
Steel Dynamics, Inc.	537,283	6,565,598
Stillwater Mining Co. (a)	253,725	2,671,724
SunCoke Energy, Inc. (a)(d)	184,578	2,920,024
Synalloy Corp.	9,327	122,184
Timberline Resources Corp. (a)(d)	213,150	72,471
U.S. Silica Holdings, Inc. (d)	26,459	314,862
Universal Stainless & Alloy Products, Inc. (a)	14,191	509,457
US Antimony Corp. (a)(d)	61,920	160,992
Vista Gold Corp. (a)(d)	223,243	687,588
Walter Energy, Inc.	143,907	4,705,759
Worthington Industries, Inc.	122,406	2,558,285
		106,442,344
Paper & Forest Products - 0.4%
Buckeye Technologies, Inc.	86,916	2,635,293
Clearwater Paper Corp. (a)	61,188	2,308,011
Deltic Timber Corp.	29,841	1,830,447
Domtar Corp.	84,180	6,097,999
Glatfelter	142,034	2,386,171
Kapstone Paper & Packaging Corp. (a)	96,111	1,925,103
Louisiana-Pacific Corp. (a)(d)	301,310	4,043,580
Neenah Paper, Inc.	32,380	903,726
Resolute Forest Products (a)(d)	175,733	2,208,964
Schweitzer-Mauduit International, Inc.	87,906	2,837,606
Verso Paper Corp. (a)(d)	31,277	61,616
Wausau-Mosinee Paper Corp.	98,528	884,781
		28,123,297
TOTAL MATERIALS		416,347,310
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.5%
8x8, Inc. (a)(d)	229,564	1,359,019
Alaska Communication Systems Group, Inc. (d)	97,590	209,819
Allegiance Telecom, Inc. (a)	15,750	0
Atlantic Tele-Network, Inc.	21,199	798,778
Cbeyond, Inc. (a)	66,391	537,767
Cincinnati Bell, Inc. New (a)(d)	414,315	1,943,137
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Cogent Communications Group, Inc.	126,168	$ 2,472,893
Consolidated Communications Holdings, Inc.	90,904	1,479,917
Elephant Talk Communication, Inc. (a)(d)	200,060	256,077
FairPoint Communications, Inc. (a)(d)	43,522	284,199
General Communications, Inc. Class A (a)	82,347	726,301
Globalstar, Inc. (a)(d)	237,229	68,796
Hawaiian Telcom Holdco, Inc. (a)(d)	21,226	364,450
HickoryTech Corp.	34,243	358,524
IDT Corp. Class B	44,462	446,843
inContact, Inc. (a)	85,411	486,843
Iridium Communications, Inc. (a)(d)	172,255	1,276,410
Level 3 Communications, Inc. (a)(d)	384,453	8,284,962
Lumos Networks Corp.	42,527	369,134
Multiband Corp. (a)	27,198	48,956
Neutral Tandem, Inc. (a)	105,029	1,155,319
ORBCOMM, Inc. (a)(d)	78,686	276,975
Premiere Global Services, Inc. (a)	109,608	1,014,970
Primus Telecommunications Group, Inc.	26,065	373,772
Towerstream Corp. (a)(d)	166,259	713,251
tw telecom, inc. (a)(d)	379,421	9,542,438
Vonage Holdings Corp. (a)	329,256	704,608
Warwick Valley Telephone Co.	11,334	158,563
		35,712,721
Wireless Telecommunication Services - 0.5%
Boingo Wireless, Inc. (a)(d)	25,257	184,629
Clearwire Corp. Class A (a)(d)	829,917	1,327,867
Leap Wireless International, Inc. (a)(d)	129,972	710,947
NII Holdings, Inc. (a)(d)	397,335	2,479,370
NTELOS Holdings Corp.	30,862	529,901
SBA Communications Corp. Class A (a)(d)	278,253	16,633,964
Shenandoah Telecommunications Co.	52,949	814,356
Telephone & Data Systems, Inc.	217,270	5,327,460
U.S. Cellular Corp. (a)	37,864	1,436,939
USA Mobility, Inc.	61,882	706,074
		30,151,507
TOTAL TELECOMMUNICATION SERVICES		65,864,228
UTILITIES - 3.7%
Electric Utilities - 1.4%
Allete, Inc. (d)	70,795	2,942,240
Cleco Corp.	155,364	6,359,049
El Paso Electric Co.	107,795	3,566,937
Empire District Electric Co.	90,830	1,917,421
Great Plains Energy, Inc.	308,667	6,580,780
Hawaiian Electric Industries, Inc.	224,541	5,957,073
IDACORP, Inc.	110,183	4,567,085
ITC Holdings Corp.	120,021	8,639,112

	Shares	Value
MGE Energy, Inc.	67,449	$ 3,334,679
NV Energy, Inc.	524,874	9,206,290
OGE Energy Corp.	229,014	12,378,207
Otter Tail Corp.	105,764	2,394,497
PNM Resources, Inc.	211,467	4,349,876
Portland General Electric Co.	159,101	4,270,271
UIL Holdings Corp.	106,665	3,752,475
Unitil Corp.	33,222	877,061
UNS Energy Corp.	82,628	3,310,078
Westar Energy, Inc.	281,737	8,204,181
		92,607,312
Gas Utilities - 0.9%
Atmos Energy Corp.	221,530	7,740,258
Chesapeake Utilities Corp.	26,929	1,261,085
Delta Natural Gas Co., Inc.	13,699	269,870
Gas Natural, Inc.	13,409	133,822
Laclede Group, Inc.	50,946	2,152,469
National Fuel Gas Co.	193,379	9,649,612
New Jersey Resources Corp.	97,501	4,369,020
Northwest Natural Gas Co.	72,448	3,562,268
Piedmont Natural Gas Co., Inc. (d)	169,819	5,303,447
Questar Corp.	407,335	8,044,866
RGC Resources, Inc.	2,242	40,378
South Jersey Industries, Inc.	62,582	3,167,901
Southwest Gas Corp.	99,821	4,267,348
UGI Corp.	255,915	7,800,289
WGL Holdings, Inc.	128,154	5,003,132
		62,765,765
Independent Power Producers & Energy Traders - 0.4%
American DG Energy, Inc. (a)(d)	8,583	17,166
Black Hills Corp.	103,741	3,547,942
Calpine Corp. (a)	921,468	16,171,763
Genie Energy Ltd. Class B	48,524	344,520
GenOn Energy, Inc. (a)	2,015,622	5,099,524
Ormat Technologies, Inc.	66,515	1,263,120
Synthesis Energy Systems, Inc. (a)	76,822	102,941
Tegal Corp. (a)	177	595
US Geothermal, Inc. (a)(d)	223,992	72,714
		26,620,285
Multi-Utilities - 0.5%
Alliant Energy Corp.	272,070	11,992,846
Avista Corp.	131,382	3,337,103
CH Energy Group, Inc.	40,172	2,617,608
MDU Resources Group, Inc.	396,773	8,550,458
NorthWestern Energy Corp.	73,604	2,693,906
Vectren Corp.	181,121	5,109,423
		34,301,344
Water Utilities - 0.5%
American States Water Co.	47,115	2,053,272
American Water Works Co., Inc.	400,946	14,782,879
Aqua America, Inc. (d)	307,965	7,699,125
Artesian Resources Corp. Class A	17,456	386,476
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - continued
Cadiz, Inc. (a)(d)	34,362	$ 280,394
California Water Service Group	132,314	2,420,023
Connecticut Water Service, Inc.	21,351	658,678
Middlesex Water Co.	51,194	959,888
Pure Cycle Corp. (a)	69,664	143,508
SJW Corp.	32,982	771,119
York Water Co.	39,414	696,445
		30,851,807
TOTAL UTILITIES		247,146,513
TOTAL COMMON STOCKS (Cost $5,882,635,449)		6,638,303,638
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.12% to 0.13% 11/23/12 to 12/27/12 (e) (Cost $7,497,723)	$ 7,500,000	7,498,432
Money Market Funds - 19.0%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	56,726,559	56,726,559
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	1,222,061,072	1,222,061,072
TOTAL MONEY MARKET FUNDS (Cost $1,278,787,631)		1,278,787,631
TOTAL INVESTMENT PORTFOLIO - 117.8% (Cost $7,168,920,803)		7,924,589,701
NET OTHER ASSETS (LIABILITIES) - (17.8)%		(1,196,274,209)
NET ASSETS - 100%		$ 6,728,315,492
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
374 CME E-mini S&P MidCap 400 Index Contracts	Sept. 2012	$ 36,307,920	$ 2,077,462
669 NYFE Russell 2000 Mini Index Contracts	Sept. 2012	54,262,590	2,977,513
TOTAL EQUITY INDEX CONTRACTS		$ 90,570,510	$ 5,054,975

The face value of futures purchased as a percentage of net assets is 1.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,798,564.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 58,867
Fidelity Securities Lending Cash Central Fund	7,690,278
Total	$ 7,749,145
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,098,125,694	$ 1,098,069,572	$ -	$ 56,122
Consumer Staples	224,827,834	224,827,834	-	-
Energy	374,337,261	374,337,261	-	-
Financials	1,514,919,994	1,514,782,272	135,945	1,777
Health Care	716,210,529	716,210,032	-	497
Industrials	949,945,708	949,945,708	-	-
Information Technology	1,030,578,567	1,030,577,437	1,130	-
Materials	416,347,310	416,347,310	-	-
Telecommunication Services	65,864,228	65,864,228	-	-
Utilities	247,146,513	247,146,513	-	-
U.S. Government and Government Agency Obligations	7,498,432	-	7,498,432	-
Money Market Funds	1,278,787,631	1,278,787,631	-	-
Total Investments in Securities:	$ 7,924,589,701	$ 7,916,895,798	$ 7,635,507	$ 58,396
Derivative Instruments:
Assets
Futures Contracts	$ 5,054,975	$ 5,054,975	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 5,054,975	$ -
Total Value of Derivatives	$ 5,054,975	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,192,118,914) - See accompanying schedule: Unaffiliated issuers (cost $5,890,133,172)	$ 6,645,802,070
Fidelity Central Funds (cost $1,278,787,631)	1,278,787,631
Total Investments (cost $7,168,920,803)		$ 7,924,589,701
Cash		94,477
Receivable for investments sold		19,500,167
Receivable for fund shares sold		7,386,064
Dividends receivable		5,598,112
Distributions receivable from Fidelity Central Funds		1,306,828
Receivable for daily variation margin on futures contracts		566,420
Other receivables		1,306
Total assets		7,959,043,075

Liabilities
Payable for fund shares redeemed	$ 8,230,718
Accrued management fee	332,299
Other affiliated payables	103,494
Collateral on securities loaned, at value	1,222,061,072
Total liabilities		1,230,727,583

Net Assets		$ 6,728,315,492
Net Assets consist of:
Paid in capital		$ 5,830,733,857
Undistributed net investment income		53,130,333
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		83,727,280
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		760,724,022
Net Assets		$ 6,728,315,492

Investor Class: Net Asset Value, offering price and redemption price per share ($1,938,052,586 ÷ 49,349,085 shares)		$ 39.27

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($4,790,145,719 ÷ 121,958,021 shares)		$ 39.28

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($117,187 ÷ 2,984 shares)		$ 39.27

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 48,272,890
Interest		3,969
Income from Fidelity Central Funds (including $7,690,278 from security lending)		7,749,145
Total income		56,026,004

Expenses
Management fee	$ 1,957,314
Transfer agent fees	638,435
Independent trustees' compensation	21,807
Miscellaneous	9,086
Total expenses before reductions	2,626,642
Expense reductions	(121)	2,626,521
Net investment income (loss)		53,399,483
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	105,754,729
Foreign currency transactions	(200)
Futures contracts	1,269,041
Total net realized gain (loss)		107,023,570
Change in net unrealized appreciation (depreciation) on: Investment securities	(145,310,437)
Assets and liabilities in foreign currencies	(477)
Futures contracts	(1,525,290)
Total change in net unrealized appreciation (depreciation)		(146,836,204)
Net gain (loss)		(39,812,634)
Net increase (decrease) in net assets resulting from operations		$ 13,586,849

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 53,399,483	$ 74,746,560
Net realized gain (loss)	107,023,570	132,271,976
Change in net unrealized appreciation (depreciation)	(146,836,204)	(112,097,829)
Net increase (decrease) in net assets resulting from operations	13,586,849	94,920,707
Distributions to shareholders from net investment income	(10,580,656)	(69,414,947)
Distributions to shareholders from net realized gain	(63,642,237)	(127,979,459)
Total distributions	(74,222,893)	(197,394,406)
Share transactions - net increase (decrease)	271,598,097	652,403,567
Redemption fees	316,267	919,879
Total increase (decrease) in net assets	211,278,320	550,849,747

Net Assets
Beginning of period	6,517,037,172	5,966,187,425
End of period (including undistributed net investment income of $53,130,333 and undistributed net investment income of $10,311,506, respectively)	$ 6,728,315,492	$ 6,517,037,172

Financial Highlights - Investor Class

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 H	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 39.66	$ 40.35	$ 31.08	$ 18.73	$ 35.15	$ 39.63
Income from Investment Operations
Net investment income (loss) D	.31	.48	.43	.36	.50	.56
Net realized and unrealized gain (loss)	(.26)	.10	9.71	12.40	(15.73)	(2.73)
Total from investment operations	.05	.58	10.14	12.76	(15.23)	(2.17)
Distributions from net investment income	(.06)	(.45)	(.36)	(.35)	(.43)	(.46)
Distributions from net realized gain	(.38)	(.84)	(.51)	(.06)	(.76)	(1.85)
Total distributions	(.44)	(1.28) K	(.87)	(.41) J	(1.19)	(2.31)
Redemption fees added to paid in capital D	- I	.01	- I	- I	- I	- I
Net asset value, end of period	$ 39.27	$ 39.66	$ 40.35	$ 31.08	$ 18.73	$ 35.15
Total Return B,C	.15%	1.76%	32.95%	68.20%	(44.26)%	(6.02)%
Ratios to Average Net Assets E,G
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.09%
Net investment income (loss)	1.62% A	1.26%	1.24%	1.35%	1.71%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,938,053	$ 2,606,631	$ 4,440,988	$ 2,692,346	$ 1,446,984	$ 2,162,049
Portfolio turnover rate F	10% A	11%	8%	26%	16%	17%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $.41 per share is comprised of distributions from net investment income of $.350 and distributions from net realized gain of $.055 per share. K Total distributions of $1.28 per share is comprised of distributions from net investment income of $.446 and distributions from net realized gain of $.837 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 H	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 39.66	$ 40.36	$ 31.08	$ 18.73	$ 35.15	$ 39.64
Income from Investment Operations
Net investment income (loss) D	.32	.48	.44	.37	.52	.57
Net realized and unrealized gain (loss)	(.25)	.10	9.72	12.39	(15.74)	(2.74)
Total from investment operations	.07	.58	10.16	12.76	(15.22)	(2.17)
Distributions from net investment income	(.06)	(.46)	(.37)	(.36)	(.44)	(.47)
Distributions from net realized gain	(.38)	(.84)	(.51)	(.06)	(.76)	(1.85)
Total distributions	(.45) L	(1.29) K	(.88)	(.41) J	(1.20)	(2.32)
Redemption fees added to paid in capital D	- I	.01	- I	- I	- I	- I
Net asset value, end of period	$ 39.28	$ 39.66	$ 40.36	$ 31.08	$ 18.73	$ 35.15
Total Return B,C	.18%	1.76%	33.02%	68.25%	(44.25)%	(6.01)%
Ratios to Average Net Assets E,G
Expenses before reductions	.07% A	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.07% A	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07% A	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	1.65% A	1.29%	1.27%	1.38%	1.74%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,790,146	$ 3,910,289	$ 1,525,199	$ 900,218	$ 478,227	$ 925,331
Portfolio turnover rate F	10% A	11%	8%	26%	16%	17%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $.41 per share is comprised of distributions from net investment income of $.358 and distributions from net realized gain of $.055 per share. K Total distributions of $1.29 per share is comprised of distributions from net investment income of $.457 and distributions from net realized gain of $.837 per share. L Total distributions of $.45 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $.382 per share.

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended August 31, 2012	Years ended February 29,
	(Unaudited)	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 39.66	$ 34.67
Income from Investment Operations
Net investment income (loss) D	.32	.25
Net realized and unrealized gain (loss)	(.26)	5.52
Total from investment operations	.06	5.77
Distributions from net investment income	(.07)	(.40)
Distributions from net realized gain	(.38)	(.38)
Total distributions	(.45)	(.78)
Redemption fees added to paid in capital D,I	-	-
Net asset value, end of period	$ 39.27	$ 39.66
Total Return B,C	.17%	16.99%
Ratios to Average Net Assets E,H
Expenses before reductions	.07% A	.07% A
Expenses net of fee waivers, if any	.06% A	.06% A
Expenses net of all reductions	.06% A	.06% A
Net investment income (loss)	1.66% A	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 117	$ 117
Portfolio turnover rate F	10% A	11% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan International Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	2.0	1.9
HSBC Holdings PLC (United Kingdom) (United Kingdom, Commercial Banks)	1.6	1.5
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.4	1.3
Novartis AG (Switzerland, Pharmaceuticals)	1.3	1.2
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.3	1.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.3	1.1
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	1.2	1.2
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	1.1	1.0
Toyota Motor Corp. (Japan, Automobiles)	1.1	1.1
BHP Billiton Ltd. (Australia, Metals & Mining)	1.1	1.2
	13.4
Market Sectors as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.1	22.0
Industrials	12.8	12.6
Consumer Staples	12.2	10.9
Consumer Discretionary	10.1	10.4
Health Care	10.2	8.8
Materials	9.2	10.3
Energy	8.4	8.5
Telecommunication Services	5.4	5.5
Information Technology	4.2	4.6
Utilities	3.8	4.4
Geographic Diversification (% of fund's net assets)
As of August 31, 2012
United Kingdom	22.4%
Japan	20.5%
Australia	9.0%
France	8.7%
Switzerland	8.5%
Germany	8.1%
Sweden	3.2%
Netherlands	2.8%
Spain	2.7%
Other	14.1%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of February 29, 2012
United Kingdom	21.8%
Japan	21.4%
France	8.6%
Australia	8.6%
Germany	8.2%
Switzerland	8.1%
Sweden	3.2%
Spain	3.0%
Netherlands	2.6%
Other	14.5%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Semiannual Report

Spartan International Index Fund

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Australia - 8.8%
AGL Energy Ltd.	460,707	$ 7,220,608
ALS Ltd.	288,670	2,460,475
Alumina Ltd.	2,052,568	1,576,532
Amcor Ltd.	1,019,488	7,931,229
AMP Ltd.	2,395,736	11,039,190
APA Group unit (d)	550,721	2,742,471
Asciano Ltd. unit	795,299	3,681,051
ASX Ltd.	144,087	4,534,382
Australia & New Zealand Banking Group Ltd.	2,250,117	57,699,262
Bendigo & Adelaide Bank Ltd.	318,022	2,490,518
BHP Billiton Ltd.	2,710,999	89,768,207
Boral Ltd.	679,796	2,423,043
Brambles Ltd.	1,284,365	9,036,473
Caltex Australia Ltd.	121,896	1,967,134
Centro Retail Australia unit	1,049,500	2,320,383
CFS Retail Property Trust unit	1,644,832	3,254,271
Coca-Cola Amatil Ltd.	476,267	6,736,236
Cochlear Ltd.	48,162	3,353,728
Commonwealth Bank of Australia	1,339,316	75,744,522
Computershare Ltd.	375,455	3,258,371
Crown Ltd.	366,535	3,400,597
CSL Ltd.	435,934	20,010,615
DEXUS Property Group unit	3,892,117	3,840,189
Echo Entertainment Group Ltd.	662,668	2,793,313
Fortescue Metals Group Ltd.	1,245,666	4,555,838
Goodman Group unit	1,296,672	5,345,230
Harvey Norman Holdings Ltd.	432,111	915,193
Iluka Resources Ltd.	351,273	3,338,843
Incitec Pivot Ltd.	1,333,966	4,010,524
Insurance Australia Group Ltd.	1,759,157	7,542,513
John Fairfax Holdings Ltd.	1,718,456	745,678
Leighton Holdings Ltd.	131,578	2,173,678
Lend Lease Group unit	442,695	3,883,074
Lynas Corp. Ltd. (a)(d)	1,520,309	1,005,253
Macquarie Group Ltd.	285,263	7,916,165
Metcash Ltd.	712,375	2,693,724
Mirvac Group unit	2,840,491	3,961,782
National Australia Bank Ltd.	1,888,347	49,183,341
Newcrest Mining Ltd.	640,807	16,319,526
Orica Ltd.	300,822	7,521,221
Origin Energy Ltd.	906,310	11,142,615
OZ Minerals Ltd.	265,406	1,711,034
Qantas Airways Ltd. (a)	867,378	1,030,551
QBE Insurance Group Ltd.	979,863	13,190,861
QR National Ltd.	1,399,535	5,060,754
Ramsay Health Care Ltd.	107,298	2,760,288
Rio Tinto Ltd.	363,926	18,513,755
Santos Ltd.	797,906	9,257,524
Sims Metal Management Ltd.	145,921	1,383,530
Sonic Healthcare Ltd.	315,802	4,375,292
SP AusNet unit	1,412,628	1,539,727

	Shares	Value
Stockland Corp. Ltd. unit	1,925,631	$ 6,326,501
Suncorp-Metway Ltd.	1,063,020	10,093,001
Sydney Airport unit	350,832	1,178,002
Tabcorp Holdings Ltd.	594,708	1,794,114
Tattersall's Ltd.	1,122,224	3,153,638
Telstra Corp. Ltd.	3,647,900	14,509,987
The GPT Group unit	1,409,597	5,111,701
Toll Holdings Ltd.	575,311	2,751,991
Transurban Group unit	1,113,355	6,959,089
Wesfarmers Ltd.	848,964	30,277,739
Westfield Group unit	1,900,504	19,458,342
Westfield Retail Trust unit	2,461,279	7,348,895
Westpac Banking Corp.	2,556,741	65,429,880
Whitehaven Coal Ltd.	409,308	1,382,806
Woodside Petroleum Ltd.	546,917	19,381,122
Woolworths Ltd.	1,034,962	31,671,807
WorleyParsons Ltd.	170,119	4,661,114
TOTAL AUSTRALIA		751,850,043
Austria - 0.3%
Andritz AG	66,374	3,424,146
Erste Bank AG (a)	173,177	3,498,222
IMMOEAST AG (a)(d)	321,410	4
IMMOFINANZ Immobilien Anlagen AG	804,922	2,585,748
OMV AG	133,721	4,436,124
Osterreichische Elektrizitatswirtschafts AG	56,769	1,149,962
Raiffeisen International Bank-Holding AG (d)	36,806	1,230,742
Telekom Austria AG	266,314	2,125,718
Vienna Insurance Group AG Wien (d)	27,914	1,168,820
Voestalpine AG	89,891	2,573,922
TOTAL AUSTRIA		22,193,408
Bailiwick of Guernsey - 0.0%
Resolution Ltd.	1,256,439	4,305,289
Bailiwick of Jersey - 1.0%
Experian PLC	856,086	13,647,735
Glencore International PLC (d)	3,175,684	19,416,184
Petrofac Ltd.	216,841	5,171,551
Randgold Resources Ltd.	74,284	7,610,436
Shire PLC	469,740	14,220,658
Wolseley PLC	238,059	9,608,810
WPP PLC	1,072,519	13,896,129
TOTAL BAILIWICK OF JERSEY		83,571,503
Belgium - 1.1%
Ageas	194,724	4,335,152
Anheuser-Busch InBev SA NV	673,603	56,671,838
Belgacom SA	128,721	3,814,488
Colruyt NV	67,587	3,208,737
Delhaize Group SA	85,226	3,375,628
Groupe Bruxelles Lambert SA	69,235	4,780,900
Common Stocks - continued
	Shares	Value
Belgium - continued
Groupe Bruxelles Lambert SA (strip VVPR) (a)	2,466	$ 9
KBC Groupe SA	134,595	2,926,240
Mobistar SA	25,921	820,465
Solvay SA Class A	50,622	5,680,210
Telenet Group Holding NV	48,000	1,865,267
UCB SA	89,858	4,407,912
Umicore SA	94,933	4,504,022
TOTAL BELGIUM		96,390,868
Bermuda - 0.4%
Cheung Kong Infrastructure Holdings Ltd.	386,450	2,336,852
First Pacific Co. Ltd.	1,670,000	1,791,450
Kerry Properties Ltd.	593,181	2,818,316
Li & Fung Ltd.	4,907,246	7,972,112
Noble Group Ltd.	3,071,890	2,957,295
NWS Holdings Ltd.	1,087,984	1,733,828
Orient Overseas International Ltd.	202,400	1,080,378
Seadrill Ltd.	313,370	12,885,515
Shangri-La Asia Ltd.	1,177,380	2,204,186
Yue Yuen Industrial (Holdings) Ltd.	604,000	1,744,416
TOTAL BERMUDA		37,524,348
Cayman Islands - 0.2%
ASM Pacific Technology Ltd.	167,929	1,870,701
Foxconn International Holdings Ltd. (a)	1,765,000	555,264
Lifestyle International Holdings Ltd.	462,500	1,011,353
MGM China Holdings Ltd.	894,800	1,474,422
Sands China Ltd.	2,001,600	7,071,196
Wynn Macau Ltd.	1,337,600	3,069,808
TOTAL CAYMAN ISLANDS		15,052,744
Denmark - 1.2%
A.P. Moller - Maersk A/S:
Series A	466	2,880,569
Series B	1,093	7,147,493
Carlsberg A/S Series B	89,410	7,742,432
Coloplast A/S Series B	18,560	3,706,267
Danske Bank A/S (a)	537,906	9,352,281
DSV de Sammensluttede Vognmaend A/S	170,913	3,718,793
Novo Nordisk A/S Series B	340,712	53,528,519
Novozymes A/S Series B	200,268	5,554,220
TDC A/S	431,869	2,875,895
Tryg A/S	21,257	1,323,685
William Demant Holding A/S (a)	21,685	1,870,485
TOTAL DENMARK		99,700,639
Finland - 0.7%
Elisa Corp. (A Shares)	115,880	2,450,122
Fortum Corp.	366,848	6,778,281
Kesko Oyj	53,126	1,406,601
Kone Oyj (B Shares)	129,615	7,931,397

	Shares	Value
Metso Corp.	107,641	$ 3,850,516
Neste Oil Oyj	110,349	1,271,380
Nokia Corp. (d)	3,166,056	8,930,362
Nokian Tyres PLC	95,910	3,774,688
Orion Oyj (B Shares)	82,922	1,702,164
Pohjola Bank PLC (A Shares)	107,193	1,208,727
Sampo OYJ (A Shares)	344,414	9,881,382
Stora Enso Oyj (R Shares)	494,902	2,987,941
UPM-Kymmene Corp.	455,003	5,039,126
Wartsila Corp.	138,351	4,453,118
TOTAL FINLAND		61,665,805
France - 8.5%
Accor SA	126,334	4,005,942
Aeroports de Paris	27,142	2,151,111
Air Liquide SA	11,825	1,391,415
Air Liquide SA (a)	80,173	9,433,732
Air Liquide SA	14,110	1,660,284
Alcatel-Lucent SA (a)(d)	1,905,603	2,162,798
Alstom SA	174,525	6,214,542
Arkema SA	51,590	4,391,749
Atos Origin SA	46,358	2,714,288
AXA SA	1,478,284	21,401,528
BIC SA	22,638	2,436,527
BNP Paribas SA	847,505	36,835,346
Bouygues SA	157,964	3,929,038
Bureau Veritas SA	46,088	4,252,062
Cap Gemini SA	122,051	4,486,498
Carrefour SA	501,934	10,521,157
Casino Guichard Perrachon SA	46,593	4,135,146
Christian Dior SA	45,531	6,494,292
CNP Assurances	137,607	1,668,684
Compagnie de St. Gobain	332,632	11,411,438
Compagnie Generale de Geophysique SA (a)	119,410	3,451,867
Credit Agricole SA (a)	814,675	4,752,550
Danone SA	486,349	30,311,210
Dassault Systemes SA	51,706	5,021,415
Edenred SA	140,871	3,763,463
EDF SA	6,839	139,268
EDF SA	186,140	3,790,514
Essilor International SA	170,196	14,854,493
Eurazeo SA	27,401	1,205,757
Eutelsat Communications	107,656	3,309,413
Fonciere Des Regions	23,331	1,640,426
France Telecom SA	1,557,160	21,502,754
GDF Suez	1,063,576	26,186,767
Gecina SA	18,921	1,813,233
Groupe Eurotunnel SA	480,310	3,600,638
ICADE	19,488	1,482,976
Iliad SA	19,186	3,040,651
Imerys	27,805	1,374,094
JC Decaux SA	56,245	1,283,314
Klepierre SA	93,163	3,006,850
Common Stocks - continued
	Shares	Value
France - continued
L'Oreal SA	5,797	$ 712,668
L'Oreal SA (a)	179,277	22,039,843
L'Oreal SA	17,567	2,159,641
Lafarge SA (a)	71,536	3,411,515
Lafarge SA (a)	71,270	3,398,830
Lafarge SA	16,709	796,844
Lafarge SA (Bearer)	5,424	258,668
Lagardere S.C.A. (Reg.)	93,992	2,641,696
Legrand SA	197,784	6,835,030
LVMH Moet Hennessy - Louis Vuitton SA	212,906	34,759,553
Michelin CGDE Series B	158,578	11,379,159
Natixis SA	757,338	2,069,956
Pernod Ricard SA	175,769	18,940,116
Peugeot Citroen SA (a)(d)	190,763	1,443,249
PPR SA	62,457	9,756,955
Publicis Groupe SA	136,930	7,107,094
Remy Cointreau SA	18,500	2,113,085
Renault SA	163,600	7,647,668
Rexel SA	90,000	1,757,461
Safran SA	190,341	6,668,791
Sanofi SA	1,012,621	82,832,281
Schneider Electric SA	438,885	27,717,404
SCOR SE	139,261	3,423,551
Societe Generale Series A (a)	587,384	15,551,984
Sodexo SA	77,845	6,155,818
Suez Environnement SA	232,149	2,601,693
Technip SA	82,851	8,726,544
Thales SA	83,415	2,771,970
Total SA	1,782,730	88,881,085
Total SA (strip VVPR) (a)	3,096	4
Unibail-Rodamco	75,681	15,435,312
Vallourec SA	91,718	4,253,430
Veolia Environnement SA	310,478	3,281,546
VINCI SA	380,704	16,563,404
Vivendi SA	1,083,971	21,255,698
Wendel SA	26,649	2,005,448
Zodiac Aerospace	28,000	2,670,259
TOTAL FRANCE		727,254,483
Germany - 7.6%
adidas AG	173,696	13,591,319
Allianz AG	382,981	42,039,137
Axel Springer Verlag	35,579	1,618,653
BASF AG	771,102	59,949,030
Bayer AG	694,679	53,885,226
Bayerische Motoren Werke AG (BMW)	278,178	20,174,789
Beiersdorf AG	85,973	6,163,800
Brenntag AG	40,243	4,796,022
Celesio AG	70,608	1,290,864
Commerzbank AG (a)	3,061,087	4,851,296
Continental AG	66,837	6,646,383
Daimler AG (Germany)	765,895	37,570,366

	Shares	Value
Deutsche Bank AG	778,770	$ 27,606,855
Deutsche Boerse AG	163,058	8,394,512
Deutsche Lufthansa AG	178,059	2,197,073
Deutsche Post AG	713,679	13,864,443
Deutsche Telekom AG	2,344,801	27,974,022
E.ON AG	1,508,678	34,697,894
Fraport AG Frankfurt Airport Services Worldwide	32,507	1,811,103
Fresenius Medical Care AG & Co. KGaA	175,502	12,627,498
Fresenius SE	103,985	11,093,806
GEA Group AG	151,058	3,990,016
Hannover Rueckversicherungs AG	53,278	3,254,825
HeidelbergCement Finance AG	119,610	6,043,394
HeidelbergCement Finance AG (strip VVPR) (a)	239	0
Henkel AG & Co. KGaA	106,865	6,630,682
Hochtief AG (a)	33,381	1,564,422
Hugo Boss AG	19,481	1,801,230
Infineon Technologies AG	926,593	6,404,250
K&S AG	144,524	7,071,331
Kabel Deutschland Holding AG	77,560	5,141,147
Lanxess AG	70,569	5,354,105
Linde AG	155,615	24,515,501
MAN SE	35,365	3,264,096
Merck KGaA	54,602	6,245,613
Metro AG	112,367	3,384,978
Munich Re Group AG	149,691	22,160,714
RWE AG	411,257	17,248,670
Salzgitter AG	37,188	1,368,638
SAP AG	773,514	50,820,910
Siemens AG	693,859	65,493,952
Suedzucker AG (Bearer)	56,884	1,907,488
Thyssenkrupp AG	325,467	6,484,459
United Internet AG	89,235	1,806,499
Volkswagen AG	24,950	4,063,983
Wacker Chemie AG (d)	12,121	779,060
TOTAL GERMANY		649,644,054
Greece - 0.0%
Coca-Cola Hellenic Bottling Co. SA	167,036	3,122,055
Greek Organization of Football Prognostics SA	177,408	1,236,217
TOTAL GREECE		4,358,272
Hong Kong - 2.5%
AIA Group Ltd.	8,589,000	29,512,420
Bank of East Asia Ltd.	1,277,618	4,653,551
BOC Hong Kong (Holdings) Ltd.	3,108,066	9,837,998
Cathay Pacific Airways Ltd.	899,327	1,465,648
Cheung Kong Holdings Ltd.	1,191,449	16,206,637
CLP Holdings Ltd.	1,499,157	12,496,277
Galaxy Entertainment Group Ltd. (a)	1,223,000	3,476,963
Hang Lung Group Ltd.	709,000	4,424,423
Hang Lung Properties Ltd.	2,077,423	7,097,997
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Hang Seng Bank Ltd.	631,801	$ 8,993,203
Henderson Land Development Co. Ltd.	869,911	5,350,054
Hong Kong & China Gas Co. Ltd.	4,354,375	10,262,827
Hong Kong Exchanges and Clearing Ltd.	865,298	11,491,267
Hopewell Holdings Ltd.	460,500	1,475,438
Hutchison Whampoa Ltd.	1,785,158	15,616,781
Hysan Development Co. Ltd.	519,044	2,328,887
Link (REIT)	1,944,502	8,674,601
MTR Corp. Ltd.	1,178,451	4,223,975
New World Development Co. Ltd.	3,062,931	3,806,968
PCCW Ltd.	3,399,000	1,305,968
Power Assets Holdings Ltd.	1,168,176	9,466,263
Sino Land Ltd.	2,518,689	4,124,234
SJM Holdings Ltd.	1,569,000	3,305,522
Sun Hung Kai Properties Ltd.	1,305,685	16,935,632
Swire Pacific Ltd. (A Shares)	614,884	7,265,921
Wharf Holdings Ltd.	1,253,585	7,717,776
Wheelock and Co. Ltd.	749,000	2,853,674
Wing Hang Bank Ltd.	147,842	1,311,449
TOTAL HONG KONG		215,682,354
Ireland - 0.3%
CRH PLC	606,119	10,675,265
Elan Corp. PLC (a)	415,037	4,721,809
Irish Bank Resolution Corp. Ltd. (a)	331,052	4
James Hardie Industries NV CDI	363,696	3,148,806
Kerry Group PLC Class A	122,196	5,854,362
Ryanair Holdings PLC	262,563	1,381,081
TOTAL IRELAND		25,781,327
Isle of Man - 0.1%
Genting Singapore PLC	5,063,859	5,545,261
Israel - 0.6%
Bank Hapoalim BM (Reg.) (a)	913,874	2,811,430
Bank Leumi le-Israel BM (a)	1,117,762	2,561,599
Bezeq Israeli Telecommunication Corp. Ltd.	1,599,043	1,816,347
Delek Group Ltd.	3,490	508,662
Israel Chemicals Ltd.	355,747	3,837,100
Israel Corp. Ltd. (Class A)	1,890	1,084,251
Mellanox Technologies Ltd. (a)	29,581	3,480,204
Mizrahi Tefahot Bank Ltd. (a)	97,754	758,519
NICE Systems Ltd. (a)	48,532	1,523,833
Teva Pharmaceutical Industries Ltd.	767,031	30,404,896
Teva Pharmaceutical Industries Ltd. sponsored ADR	20,000	791,600
TOTAL ISRAEL		49,578,441
Italy - 2.0%
Assicurazioni Generali SpA	983,921	14,034,110
Atlantia SpA	284,817	4,001,572
Autogrill SpA	85,034	725,160

	Shares	Value
Banca Monte dei Paschi di Siena SpA (a)(d)	5,645,865	$ 1,590,707
Banco Popolare Societa Cooperativa (a)(d)	1,541,583	2,249,244
Enel Green Power SpA	1,403,128	2,306,665
Enel SpA	5,521,010	18,194,135
ENI SpA	2,139,668	47,211,193
EXOR SpA	50,843	1,214,417
Fiat Industrial SpA	724,307	7,292,822
Fiat SpA	782,052	4,261,237
Finmeccanica SpA (a)(d)	349,144	1,549,333
Intesa Sanpaolo SpA	8,364,622	13,151,277
Intesa Sanpaolo SpA (Risparmio Shares)	778,148	989,521
Luxottica Group SpA	99,441	3,613,611
Mediaset SpA	546,805	1,096,308
Mediobanca SpA	409,666	1,917,864
Pirelli & C SpA	210,206	2,313,475
Prysmian SpA	178,844	2,994,084
Saipem SpA	234,665	11,142,352
Snam Rete Gas SpA	1,405,160	5,910,220
Telecom Italia SpA	7,818,778	7,264,420
Terna SpA	1,082,545	3,760,809
UniCredit SpA (a)	3,389,759	13,421,935
Unione di Banche Italiane SCPA	711,765	2,388,548
TOTAL ITALY		174,595,019
Japan - 20.1%
ABC-Mart, Inc.	22,100	926,015
Advantest Corp.	117,990	1,727,308
Aeon Co. Ltd.	491,300	5,657,647
Aeon Credit Service Co. Ltd.	69,400	1,337,344
Aeon Mall Co. Ltd.	64,300	1,506,538
Air Water, Inc.	117,000	1,366,469
Aisin Seiki Co. Ltd.	164,900	5,271,785
Ajinomoto Co., Inc.	532,866	8,129,726
Alfresa Holdings Corp.	33,700	1,667,654
All Nippon Airways Ltd. (d)	867,000	1,916,748
Amada Co. Ltd.	303,000	1,380,185
Aozora Bank Ltd.	487,000	1,459,802
Asahi Glass Co. Ltd.	858,677	5,225,487
Asahi Group Holdings	323,003	7,838,528
Asahi Kasei Corp.	1,047,727	5,476,044
Asics Corp.	125,300	1,662,054
Astellas Pharma, Inc.	373,900	18,308,603
Bank of Kyoto Ltd.	276,000	2,196,911
Bank of Yokohama Ltd.	1,057,084	4,914,339
Benesse Holdings, Inc.	58,900	2,919,220
Bridgestone Corp.	542,679	12,657,541
Brother Industries Ltd.	196,000	1,995,653
Canon, Inc.	950,344	31,677,116
Casio Computer Co. Ltd. (d)	198,100	1,442,663
Central Japan Railway Co.	1,236	10,774,647
Chiba Bank Ltd.	639,674	3,713,687
Chiyoda Corp.	136,000	1,801,531
Common Stocks - continued
	Shares	Value
Japan - continued
Chubu Electric Power Co., Inc.	570,564	$ 6,801,596
Chugai Pharmaceutical Co. Ltd.	188,925	3,773,063
Chugoku Electric Power Co., Inc. (THE)	242,000	3,061,169
Citizen Holdings Co. Ltd.	222,566	1,242,486
Coca-Cola West Co. Ltd.	47,600	791,508
Cosmo Oil Co. Ltd.	473,000	911,404
Credit Saison Co. Ltd.	133,752	3,143,508
Dai Nippon Printing Co. Ltd.	464,242	3,306,983
Dai-ichi Mutual Life Insurance Co.	7,396	7,599,150
Daicel Chemical Industries Ltd.	240,000	1,478,759
Daido Steel Co. Ltd.	236,000	1,219,029
Daihatsu Motor Co. Ltd.	161,000	2,641,933
Daiichi Sankyo Kabushiki Kaisha	569,470	9,430,183
Daikin Industries Ltd.	198,394	5,307,589
Dainippon Sumitomo Pharma Co. Ltd.	141,800	1,569,251
Daito Trust Construction Co. Ltd.	58,863	5,763,575
Daiwa House Industry Co. Ltd.	419,184	5,867,861
Daiwa Securities Group, Inc.	1,418,985	5,163,357
DeNA Co. Ltd. (d)	91,200	2,541,687
Denki Kagaku Kogyo KK	363,358	1,198,607
Denso Corp.	404,838	13,567,946
Dentsu, Inc.	154,200	3,930,036
East Japan Railway Co.	283,300	19,019,141
Eisai Co. Ltd.	210,478	9,630,456
Electric Power Development Co. Ltd.	97,280	2,331,843
FamilyMart Co. Ltd.	54,000	2,608,987
Fanuc Corp.	160,472	26,367,362
Fast Retailing Co. Ltd.	44,400	10,393,120
Fuji Electric Co. Ltd.	487,153	969,929
Fuji Heavy Industries Ltd.	487,000	3,913,744
Fujifilm Holdings Corp.	381,605	6,365,751
Fujitsu Ltd.	1,567,075	6,408,581
Fukuoka Financial Group, Inc.	626,300	2,474,289
Furukawa Electric Co. Ltd.	533,790	1,050,963
Fyushu Electric Power Co., Inc.	362,270	2,751,668
GREE, Inc. (d)	76,000	1,266,891
GS Yuasa Corp. (d)	301,000	1,144,482
Gunma Bank Ltd.	320,663	1,694,110
Hakuhodo DY Holdings, Inc.	19,940	1,310,790
Hamamatsu Photonics KK	60,500	2,148,290
Hankyu Hanshin Holdings, Inc.	975,000	5,552,760
Hino Motors Ltd.	228,000	1,581,319
Hirose Electric Co. Ltd.	27,198	2,831,662
Hisamitsu Pharmaceutical Co., Inc.	50,700	2,705,863
Hitachi Chemical Co. Ltd.	87,300	1,254,950
Hitachi Construction Machinery Co. Ltd. (d)	86,800	1,446,834
Hitachi High-Technologies Corp.	57,700	1,436,068
Hitachi Ltd.	3,887,271	22,398,517
Hitachi Metals Ltd.	143,000	1,487,926
Hokkaido Electric Power Co., Inc.	151,000	1,163,648
Hokuriku Electric Power Co., Inc.	147,700	1,709,297

	Shares	Value
Honda Motor Co. Ltd.	1,368,660	$ 43,605,966
Hoya Corp.	365,916	8,289,537
Hulic Co. Ltd.	200,000	1,005,662
Ibiden Co. Ltd.	100,500	1,527,133
Idemitsu Kosan Co. Ltd.	17,400	1,402,861
INPEX Corp.	1,880	10,754,555
Isetan Mitsukoshi Holdings Ltd.	301,987	3,159,691
Ishikawajima-Harima Heavy Industries Co. Ltd.	1,095,185	2,362,311
Isuzu Motors Ltd.	984,000	5,047,005
Itochu Corp.	1,265,186	12,904,333
ITOCHU Techno-Solutions Corp.	23,600	1,294,582
Iyo Bank Ltd.	203,000	1,651,155
J Front Retailing Co. Ltd.	424,800	2,129,970
Japan Petroleum Exploration Co. Ltd.	28,300	1,106,622
Japan Prime Realty Investment Corp.	616	1,731,736
Japan Real Estate Investment Corp.	465	4,545,425
Japan Retail Fund Investment Corp.	1,497	2,563,155
Japan Steel Works Ltd.	257,000	1,382,299
Japan Tobacco, Inc.	760,000	23,044,134
JFE Holdings, Inc.	380,875	4,839,201
JGC Corp.	174,117	5,393,281
Joyo Bank Ltd.	554,941	2,673,488
JS Group Corp.	228,259	4,923,871
JSR Corp.	155,216	2,652,838
JTEKT Corp.	185,700	1,461,491
Jupiter Telecommunications Co.	1,847	1,898,056
JX Holdings, Inc.	1,897,868	9,881,785
Kajima Corp.	690,317	1,919,995
Kamigumi Co. Ltd.	210,663	1,698,380
Kaneka Corp.	216,559	1,075,042
Kansai Electric Power Co., Inc.	643,936	4,816,136
Kansai Paint Co. Ltd.	187,000	1,890,942
Kao Corp.	441,450	13,362,505
Kawasaki Heavy Industries Ltd.	1,171,945	2,500,218
Kawasaki Kisen Kaisha Ltd. (a)(d)	657,000	885,930
KDDI Corp.	2,257	16,191,000
Keihin Electric Express Railway Co. Ltd.	378,061	3,695,073
Keio Corp.	490,410	3,849,314
Keisei Electric Railway Co.	224,000	2,164,767
Keyence Corp.	37,862	10,012,435
Kikkoman Corp.	135,849	1,801,325
Kinden Corp.	102,000	635,862
Kintetsu Corp. (d)	1,317,100	5,429,888
Kirin Holdings Co. Ltd.	745,256	9,316,338
Kobe Steel Ltd.	2,026,000	1,563,854
Koito Manufacturing Co. Ltd.	79,000	988,633
Komatsu Ltd.	782,045	15,512,925
Konami Corp.	89,100	2,058,451
Konica Minolta Holdings, Inc.	394,500	2,939,195
Kubota Corp.	910,864	8,802,276
Kuraray Co. Ltd.	290,386	3,363,621
Kurita Water Industries Ltd.	98,300	2,114,127
Kyocera Corp.	129,102	11,147,520
Common Stocks - continued
	Shares	Value
Japan - continued
Kyowa Hakko Kirin Co., Ltd.	210,689	$ 2,360,489
Lawson, Inc.	50,516	3,873,600
Mabuchi Motor Co. Ltd.	20,821	868,986
Makita Corp.	98,300	3,380,978
Marubeni Corp.	1,382,244	8,925,673
Marui Group Co. Ltd.	181,649	1,336,061
Maruichi Steel Tube Ltd.	41,800	805,806
Mazda Motor Corp. (a)	2,163,000	2,611,695
McDonald's Holdings Co. (Japan) Ltd.	53,900	1,528,913
Medipal Holdings Corp.	118,000	1,694,756
Meiji Holdings Co. Ltd.	54,229	2,532,206
Miraca Holdings, Inc.	47,500	2,133,563
Mitsubishi Chemical Holdings Corp.	1,157,275	4,502,994
Mitsubishi Corp.	1,194,802	22,122,765
Mitsubishi Electric Corp.	1,604,106	13,087,025
Mitsubishi Estate Co. Ltd.	1,042,723	18,399,770
Mitsubishi Gas Chemical Co., Inc.	312,867	1,765,297
Mitsubishi Heavy Industries Ltd.	2,496,256	10,375,167
Mitsubishi Logistics Corp.	113,000	1,292,572
Mitsubishi Materials Corp.	936,937	2,638,154
Mitsubishi Motors Corp. of Japan (a)	3,161,000	2,956,674
Mitsubishi Tanabe Pharma Corp.	187,500	2,789,090
Mitsubishi UFJ Financial Group, Inc.	10,748,130	49,131,834
Mitsubishi UFJ Lease & Finance Co. Ltd.	47,720	2,063,304
Mitsui & Co. Ltd.	1,462,723	20,545,130
Mitsui Chemicals, Inc.	746,683	1,525,557
Mitsui Fudosan Co. Ltd.	704,677	13,169,315
Mitsui OSK Lines Ltd.	939,285	2,367,055
Mizuho Financial Group, Inc.	19,201,000	31,003,289
MS&AD Insurance Group Holdings, Inc.	468,484	7,432,340
Murata Manufacturing Co. Ltd.	167,854	8,354,119
Nabtesco Corp.	92,700	1,707,958
Namco Bandai Holdings, Inc.	159,150	2,523,539
NEC Corp. (a)	2,115,951	3,036,957
Nexon Co. Ltd.	107,000	1,546,824
NGK Insulators Ltd.	232,309	2,763,313
NGK Spark Plug Co. Ltd.	150,000	1,626,095
NHK Spring Co. Ltd.	132,900	1,316,392
Nidec Corp.	89,842	7,108,603
Nikon Corp.	287,438	7,978,952
Nintendo Co. Ltd.	89,296	10,071,562
Nippon Building Fund, Inc.	491	4,977,207
Nippon Electric Glass Co. Ltd.	328,000	1,566,434
Nippon Express Co. Ltd.	687,546	2,705,193
Nippon Meat Packers, Inc.	139,740	1,887,433
Nippon Paper Group, Inc. (d)	76,700	910,015
Nippon Steel Corp.	4,287,661	8,326,455
Nippon Telegraph & Telephone Corp.	362,600	16,813,228
Nippon Yusen KK	1,354,578	2,751,051
Nishi-Nippon City Bank Ltd.	522,000	1,118,756
Nissan Motor Co. Ltd.	2,084,348	19,547,049
Nisshin Seifun Group, Inc.	167,090	2,030,197

	Shares	Value
Nisshin Steel Co. Ltd.	565,000	$ 536,872
Nissin Food Holdings Co. Ltd.	49,823	1,928,519
Nitori Holdings Co. Ltd.	32,050	3,213,797
Nitto Denko Corp.	137,194	6,366,143
NKSJ Holdings, Inc.	312,903	5,672,672
NOK Corp.	83,600	1,404,432
Nomura Holdings, Inc.	3,021,747	10,079,887
Nomura Real Estate Holdings, Inc.	73,400	1,230,070
Nomura Real Estate Office Fund, Inc.	213	1,229,054
Nomura Research Institute Ltd.	84,700	1,776,627
NSK Ltd.	357,576	2,107,708
NTN Corp.	398,611	844,476
NTT Data Corp.	1,028	3,077,346
NTT DoCoMo, Inc.	12,743	21,708,919
NTT Urban Development Co.	844	642,761
Obayashi Corp.	548,704	2,392,025
Odakyu Electric Railway Co. Ltd.	517,000	5,497,884
Oji Paper Co. Ltd.	700,352	2,200,326
Olympus Corp. (a)(d)	179,929	3,570,775
Omron Corp.	174,260	3,430,360
Ono Pharmaceutical Co. Ltd.	70,400	4,381,746
Oracle Corp. Japan	31,300	1,517,413
Oriental Land Co. Ltd.	42,256	5,703,962
ORIX Corp.	87,508	8,142,666
Osaka Gas Co. Ltd.	1,578,525	6,912,149
Otsuka Corp.	13,500	1,194,319
Otsuka Holdings Co. Ltd.	301,600	9,217,106
Panasonic Corp.	1,836,373	12,553,118
Rakuten, Inc.	609,500	5,892,797
Resona Holdings, Inc.	1,609,800	6,301,162
Ricoh Co. Ltd. (d)	566,770	4,484,639
Rinnai Corp.	27,200	1,984,747
ROHM Co. Ltd.	81,344	2,670,039
Sankyo Co. Ltd. (Gunma)	43,100	1,996,095
Sanrio Co. Ltd. (d)	36,000	1,244,325
Santen Pharmaceutical Co. Ltd.	62,500	2,737,864
SBI Holdings, Inc. Japan	20,126	1,232,830
Secom Co. Ltd.	178,067	9,031,401
Sega Sammy Holdings, Inc.	176,500	3,673,486
Seiko Epson Corp. (d)	106,600	687,891
Sekisui Chemical Co. Ltd.	350,293	2,878,217
Sekisui House Ltd.	464,467	4,366,035
Seven & i Holdings Co., Ltd.	633,900	19,288,545
Seven Bank Ltd.	488,000	1,349,090
Sharp Corp. (d)	845,675	2,151,390
Shikoku Electric Power Co., Inc.	149,300	1,817,801
Shimadzu Corp.	210,000	1,461,317
Shimamura Co. Ltd.	18,300	2,176,569
SHIMANO, Inc.	61,100	4,430,495
SHIMIZU Corp.	472,416	1,515,344
Shin-Etsu Chemical Co., Ltd.	345,962	18,578,187
Shinsei Bank Ltd.	1,283,000	1,498,021
Shionogi & Co. Ltd.	253,591	3,665,512
Shiseido Co. Ltd.	299,350	4,276,033
Common Stocks - continued
	Shares	Value
Japan - continued
Shizuoka Bank Ltd.	506,274	$ 5,269,234
Showa Denko KK	1,227,336	2,078,998
Showa Shell Sekiyu KK	170,800	882,920
SMC Corp.	44,771	7,060,933
Softbank Corp.	741,630	30,330,145
Sojitz Corp.	1,019,700	1,371,553
Sony Corp.	834,585	9,453,436
Sony Financial Holdings, Inc.	148,400	2,462,259
Square Enix Holdings Co. Ltd.	51,100	858,378
Stanley Electric Co. Ltd.	124,225	1,845,333
Sumco Corp. (a)	92,300	700,641
Sumitomo Chemical Co. Ltd.	1,269,334	3,329,411
Sumitomo Corp.	950,542	12,652,524
Sumitomo Electric Industries Ltd.	640,706	7,246,817
Sumitomo Heavy Industries Ltd.	461,822	1,600,122
Sumitomo Metal Industries Ltd.	2,799,966	3,992,064
Sumitomo Metal Mining Co. Ltd.	442,065	4,589,772
Sumitomo Mitsui Financial Group, Inc.	1,130,100	35,197,923
Sumitomo Mitsui Trust Holdings, Inc.	2,607,722	7,311,834
Sumitomo Realty & Development Co. Ltd.	302,000	7,420,019
Sumitomo Rubber Industries Ltd.	136,500	1,673,263
Suzuken Co. Ltd.	59,860	2,033,291
Suzuki Motor Corp.	308,300	5,644,131
Sysmex Corp.	58,400	2,685,275
T&D Holdings, Inc.	492,500	5,021,351
Taiheiyo Cement Corp.	996,000	2,157,033
Taisei Corp.	862,594	2,354,434
Taisho Pharmaceutical Holdings Co. Ltd.	31,557	2,553,562
Taiyo Nippon Sanso Corp.	203,000	1,016,490
Takashimaya Co. Ltd.	239,000	1,711,888
Takeda Pharmaceutical Co. Ltd.	663,742	31,204,847
TDK Corp. (d)	101,025	3,872,611
Teijin Ltd.	774,341	1,710,774
Terumo Corp.	141,012	6,272,834
The Chugoku Bank Ltd.	149,000	2,039,670
The Hachijuni Bank Ltd.	362,000	1,994,764
The Suruga Bank Ltd.	176,000	2,032,031
THK Co. Ltd.	100,900	1,584,011
Tobu Railway Co. Ltd.	829,297	4,619,365
Toho Co. Ltd.	107,654	1,875,353
Toho Gas Co. Ltd.	344,000	2,250,252
Tohoku Electric Power Co., Inc. (a)	380,590	2,662,849
Tokio Marine Holdings, Inc.	605,200	14,612,421
Tokyo Electric Power Co. (a)	1,268,418	2,124,739
Tokyo Electron Ltd.	143,318	6,770,776
Tokyo Gas Co. Ltd.	2,060,395	11,396,443
Tokyu Corp.	922,954	4,546,078
Tokyu Land Corp.	342,000	1,688,736
TonenGeneral Sekiyu KK	234,856	1,989,770
Toppan Printing Co. Ltd.	475,013	2,793,814
Toray Industries, Inc.	1,213,883	7,444,266
Toshiba Corp.	3,368,880	10,825,159

	Shares	Value
Tosoh Corp.	421,816	$ 892,836
Toto Ltd.	243,185	1,820,994
Toyo Seikan Kaisha Ltd.	124,100	1,344,408
Toyo Suisan Kaisha Ltd.	80,000	1,989,213
Toyoda Gosei Co. Ltd.	56,800	1,179,897
Toyota Boshoku Corp.	55,500	641,252
Toyota Industries Corp.	147,886	4,175,497
Toyota Motor Corp.	2,319,351	92,229,234
Toyota Tsusho Corp.	174,800	3,583,278
Trend Micro, Inc.	85,800	2,392,717
Tsumura & Co.	52,800	1,633,609
Ube Industries Ltd.	844,605	1,853,879
Unicharm Corp.	94,380	5,497,871
Ushio, Inc.	85,600	1,011,250
USS Co. Ltd.	17,940	1,934,470
West Japan Railway Co.	142,400	6,242,564
Yahoo! Japan Corp.	12,234	4,223,264
Yakult Honsha Co. Ltd.	84,566	3,637,679
Yamada Denki Co. Ltd.	75,915	3,664,862
Yamaguchi Financial Group, Inc.	170,000	1,423,898
Yamaha Corp.	125,043	1,264,397
Yamaha Motor Co. Ltd.	230,200	2,002,593
Yamato Holdings Co. Ltd.	323,232	5,385,659
Yamato Kogyo Co. Ltd.	39,700	1,194,456
Yamazaki Baking Co. Ltd.	95,000	1,250,822
Yaskawa Electric Corp.	174,000	1,148,182
Yokogawa Electric Corp.	190,400	2,234,484
TOTAL JAPAN		1,718,129,277
Luxembourg - 0.4%
ArcelorMittal SA (Netherlands)	789,399	11,673,956
Millicom International Cellular SA (depository receipt)	51,657	4,446,331
SES SA FDR (France) unit	247,161	6,360,586
Subsea 7 SA	232,387	5,341,170
Tenaris SA	396,241	8,248,386
TOTAL LUXEMBOURG		36,070,429
Malta - 0.0%
BGP Holdings PLC (a)	5,796,476	73
Mauritius - 0.0%
Golden Agri-Resources Ltd.	5,598,680	3,188,979
Netherlands - 2.8%
AEGON NV	1,462,004	7,504,673
Akzo Nobel NV	198,483	11,439,051
ASML Holding NV (Netherlands)	355,061	20,148,347
Corio NV	54,621	2,325,573
DE Master Blenders 1753 NV (a)	500,000	5,889,020
Delta Lloyd NV	106,522	1,467,788
European Aeronautic Defence and Space Co. EADS NV	345,331	13,169,714
Fugro NV (Certificaten Van Aandelen) unit	58,789	3,576,710
Common Stocks - continued
	Shares	Value
Netherlands - continued
Gemalto NV (d)	67,290	$ 5,333,000
Heineken Holding NV (A Shares)	93,571	4,329,948
Heineken NV (Bearer)	190,278	10,548,543
ING Groep NV (Certificaten Van Aandelen) (a)	3,211,957	24,488,703
Koninklijke Ahold NV	880,148	10,882,303
Koninklijke Boskalis Westminster NV	62,529	2,113,298
Koninklijke KPN NV	885,661	7,597,374
Koninklijke Philips Electronics NV	875,148	20,087,513
QIAGEN NV (a)	201,319	3,619,766
Randstad Holding NV	96,168	3,126,819
Reed Elsevier NV	579,429	7,565,004
Royal DSM NV	134,433	6,304,514
SBM Offshore NV (a)	141,961	2,006,998
STMicroelectronics NV	519,313	3,082,750
TNT Express NV (d)	270,797	3,049,127
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,362,823	47,528,855
Vopak NV	60,474	3,879,274
Wolters Kluwer NV (Certificaten Van Aandelen)	250,894	4,512,715
TOTAL NETHERLANDS		235,577,380
New Zealand - 0.1%
Auckland International Airport Ltd.	746,760	1,559,862
Contact Energy Ltd.	278,622	1,092,363
Fletcher Building Ltd.	582,734	3,113,321
Sky City Entertainment Group Ltd.	557,243	1,696,741
Telecom Corp. of New Zealand Ltd.	1,642,364	3,245,909
TOTAL NEW ZEALAND		10,708,196
Norway - 0.8%
Aker Solutions ASA	130,953	2,390,680
DnB NOR ASA	843,002	9,687,755
Gjensidige Forsikring ASA	168,569	2,164,068
Norsk Hydro ASA	771,313	3,304,667
Orkla ASA (A Shares)	652,207	4,818,950
StatoilHydro ASA	934,820	23,902,854
Telenor ASA	607,887	11,108,084
Yara International ASA	158,182	7,740,760
TOTAL NORWAY		65,117,818
Portugal - 0.2%
Banco Espirito Santo SA (Reg.) (a)	1,744,203	1,215,398
Energias de Portugal SA	1,581,927	3,856,131
Galp Energia SGPS SA Class B	200,449	3,011,630
Jeronimo Martins SGPS SA	174,636	2,917,047
Portugal Telecom SGPS SA (Reg.)	520,490	2,541,459
TOTAL PORTUGAL		13,541,665
Singapore - 1.7%
Ascendas Real Estate Investment Trust	1,560,183	2,953,896
CapitaLand Ltd.	2,101,437	5,074,469

	Shares	Value
CapitaMall Trust	1,936,200	$ 3,075,552
CapitaMalls Asia Ltd.	1,109,000	1,472,439
City Developments Ltd.	401,000	3,705,993
ComfortDelgro Corp. Ltd.	1,574,784	2,116,136
Cosco Corp. Singapore Ltd.	929,000	722,928
DBS Group Holdings Ltd.	1,552,020	17,991,728
Fraser & Neave Ltd.	793,150	5,224,037
Global Logistic Properties Ltd.	1,671,000	3,177,112
Hutchison Port Holdings Trust	4,580,000	3,206,000
Jardine Cycle & Carriage Ltd.	90,267	3,352,154
Keppel Corp. Ltd.	1,182,400	10,614,566
Keppel Land Ltd.	596,000	1,620,891
Neptune Orient Lines Ltd. (a)	1,052,750	920,576
Olam International Ltd.	1,350,700	2,080,501
Oversea-Chinese Banking Corp. Ltd.	2,167,793	16,156,275
SembCorp Industries Ltd.	839,130	3,803,517
SembCorp Marine Ltd.	695,800	2,791,015
Singapore Airlines Ltd.	452,425	3,865,484
Singapore Exchange Ltd.	717,000	4,049,483
Singapore Press Holdings Ltd.	1,361,021	4,334,740
Singapore Technologies Engineering Ltd.	1,255,161	3,433,694
Singapore Telecommunications Ltd.	6,689,827	18,193,753
StarHub Ltd.	501,000	1,450,951
United Overseas Bank Ltd.	1,075,829	16,476,194
UOL Group Ltd.	382,984	1,619,194
Wilmar International Ltd.	1,615,000	4,055,315
Yangzijiang Shipbuilding Holdings Ltd.	1,683,000	1,329,928
TOTAL SINGAPORE		148,868,521
Spain - 2.7%
Abertis Infraestructuras SA	325,388	4,418,102
Acerinox SA (d)	91,322	977,959
ACS Actividades de Construccion y Servicios SA (d)	120,101	2,385,285
Amadeus IT Holding SA Class A	266,165	5,945,734
Banco Bilbao Vizcaya Argentaria SA	4,239,140	32,246,054
Banco de Sabadell SA	2,134,595	6,175,255
Banco Popular Espanol SA (d)	1,024,494	2,336,247
Banco Santander SA (Spain)	8,215,542	58,460,483
Bankia SA (a)(d)	829,423	1,487,672
Cintra Concesiones de Infrastructuras de Transporte SA	331,714	3,915,702
Criteria CaixaCorp SA (d)	675,826	2,577,364
Distribuidora Internacional de Alimentacion SA	545,084	2,893,946
Enagas SA	151,456	2,812,753
Gas Natural SDG SA	298,752	3,684,803
Grifols SA (a)(d)	132,271	3,726,698
Grupo Acciona SA	20,633	964,902
Iberdrola SA	3,397,465	13,478,087
Inditex SA	182,962	20,345,758
International Consolidated Airlines Group SA CDI (a)	781,207	1,758,943
MAPFRE SA (Reg.) (d)	647,428	1,571,666
Common Stocks - continued
	Shares	Value
Spain - continued
Red Electrica Corporacion SA	88,836	$ 3,846,019
Repsol YPF SA	688,632	12,676,271
Telefonica SA	3,436,995	43,435,772
Zardoya Otis SA (d)	124,047	1,437,002
TOTAL SPAIN		233,558,477
Sweden - 3.1%
Alfa Laval AB	284,970	4,879,889
ASSA ABLOY AB (B Shares)	277,161	8,475,296
Atlas Copco AB:
(A Shares)	563,777	12,616,918
(B Shares)	326,955	6,477,681
Boliden AB	233,547	3,431,507
Electrolux AB (B Shares)	222,944	5,400,051
Elekta AB (B Shares)	75,000	3,822,370
Getinge AB (B Shares)	162,614	4,844,877
H&M Hennes & Mauritz AB (B Shares)	796,141	28,805,440
Hexagon AB (B Shares)	205,827	4,133,821
Holmen AB (B Shares)	42,486	1,097,083
Husqvarna AB (B Shares)	388,141	1,860,934
Industrivarden AB Series C	92,632	1,244,242
Investment AB Kinnevik	168,184	3,400,658
Investor AB (B Shares)	382,895	7,932,891
Lundin Petroleum AB (a)	193,500	4,368,375
Modern Times Group MTG AB (B Shares)	39,453	1,802,201
Nordea Bank AB	2,203,025	20,376,201
Ratos AB (B Shares)	158,838	1,423,550
Sandvik AB	837,520	11,205,381
Scania AB (B Shares)	269,771	4,644,060
Securitas AB (B Shares)	258,383	1,925,914
Skandinaviska Enskilda Banken AB (A Shares)	1,173,991	8,988,153
Skanska AB (B Shares)	329,711	5,078,452
SKF AB (B Shares)	328,480	6,835,273
SSAB Svenskt Stal AB (A Shares) (d)	135,516	1,024,218
Svenska Cellulosa AB (SCA) (B Shares)	483,732	8,648,768
Svenska Handelsbanken AB (A Shares)	409,499	14,278,234
Swedbank AB (A Shares)	688,779	12,054,829
Swedish Match Co. AB	176,001	7,314,106
Tele2 AB (B Shares)	273,974	4,819,844
Telefonaktiebolaget LM Ericsson (B Shares)	2,520,870	23,536,288
TeliaSonera AB	1,820,331	12,581,400
Volvo AB (B Shares)	1,176,739	14,917,586
TOTAL SWEDEN		264,246,491
Switzerland - 8.5%
ABB Ltd. (Reg.)	1,855,778	32,193,222
Actelion Ltd.	93,651	4,426,032
Adecco SA (Reg.)	115,253	5,227,249
Aryzta AG	75,307	3,703,429
Baloise Holdings AG	42,547	3,130,750
Banque Cantonale Vaudoise (Bearer)	4,000	2,122,133

	Shares	Value
Barry Callebaut AG	1,520	$ 1,438,483
Compagnie Financiere Richemont SA Series A	441,750	27,091,717
Credit Suisse Group	1,040,460	20,049,179
GAM Holding Ltd.	169,667	2,008,209
Geberit AG (Reg.)	35,036	7,387,396
Givaudan SA	7,271	6,862,021
Holcim Ltd. (Reg.)	194,653	11,937,711
Julius Baer Group Ltd.	172,991	5,684,223
Kuehne & Nagel International AG	47,305	5,386,041
Lindt & Spruengli AG	95	3,436,996
Lindt & Spruengli AG (participation certificate)	786	2,449,303
Lonza Group AG	42,250	1,956,502
Nestle SA	2,783,577	173,044,198
Novartis AG	1,935,905	114,161,521
Pargesa Holding SA	25,862	1,644,311
Partners Group Holding AG	11,200	2,156,238
Roche Holding AG (participation certificate)	589,803	107,371,699
Schindler Holding AG:
(participation certificate)	43,314	5,104,038
(Reg.)	19,170	2,262,972
SGS SA (Reg.)	4,763	9,608,817
Sika AG (Bearer)	1,812	3,501,770
Sonova Holding AG Class B	43,272	4,011,283
Straumann Holding AG (d)	6,716	798,435
Sulzer AG (Reg.)	20,843	2,818,510
Swatch Group AG:
(Bearer)	26,246	10,743,623
(Reg.)	35,941	2,539,248
Swiss Life Holding AG	26,421	2,999,933
Swiss Prime Site AG	42,943	3,533,228
Swiss Re Ltd.	301,532	18,902,996
Swisscom AG	19,927	8,002,526
Syngenta AG (Switzerland)	80,417	27,150,900
Transocean Ltd. (Switzerland)	294,954	14,273,463
UBS AG	3,063,360	34,179,138
Zurich Financial Services AG	125,293	30,119,141
TOTAL SWITZERLAND		725,418,584
United Kingdom - 21.9%
3I Group PLC	790,618	2,582,322
Aberdeen Asset Management PLC	750,400	3,320,774
Admiral Group PLC	164,130	3,090,880
Aggreko PLC	224,711	8,420,654
AMEC PLC	269,611	4,747,649
Anglo American PLC (United Kingdom)	1,162,109	32,291,959
Antofagasta PLC	325,754	5,725,941
ARM Holdings PLC	1,154,972	10,495,966
Associated British Foods PLC	287,129	6,036,351
AstraZeneca PLC (United Kingdom)	1,093,364	51,144,023
Aviva PLC	2,459,215	12,745,857
Babcock International Group PLC	300,438	4,469,963
Common Stocks - continued
	Shares	Value
United Kingdom - continued
BAE Systems PLC	2,702,510	$ 13,667,410
Balfour Beatty PLC	565,142	2,516,199
Barclays PLC	9,770,108	28,434,275
BG Group PLC	2,854,905	58,387,112
BHP Billiton PLC	1,779,326	52,074,229
BP PLC	15,984,605	112,124,367
British American Tobacco PLC (United Kingdom)	1,651,097	86,532,363
British Land Co. PLC	686,503	5,880,894
British Sky Broadcasting Group PLC	946,846	11,441,250
BT Group PLC	6,508,211	22,481,144
Bunzl PLC	266,917	4,763,784
Burberry Group PLC	365,904	7,860,939
Capita Group PLC	535,952	6,144,302
Capital Shopping Centres Group PLC	450,008	2,413,734
Carnival PLC	148,860	5,097,106
Centrica PLC	4,323,506	22,428,213
Cobham PLC	884,912	3,081,401
Compass Group PLC	1,568,834	17,661,708
Croda International PLC	118,400	4,429,314
Diageo PLC	2,106,642	57,583,874
Eurasian Natural Resources Corp. PLC	198,850	953,231
Evraz PLC	293,200	1,047,505
Fresnillo PLC	148,712	3,686,026
G4S PLC (United Kingdom)	1,215,347	4,882,366
GKN PLC	1,316,034	4,461,434
GlaxoSmithKline PLC	4,221,946	95,695,307
Hammerson PLC	572,593	4,155,007
HSBC Holdings PLC (United Kingdom)	15,234,848	132,715,242
ICAP PLC	444,246	2,241,043
IMI PLC	266,600	3,640,559
Imperial Tobacco Group PLC	840,823	32,790,076
Inmarsat PLC	382,106	3,473,512
InterContinental Hotel Group PLC	242,806	6,191,358
Intertek Group PLC	132,533	5,923,957
Invensys PLC	697,818	2,675,893
Investec PLC	441,182	2,629,793
ITV PLC	3,179,025	4,204,830
J Sainsbury PLC	1,019,617	5,303,840
Johnson Matthey PLC	170,318	6,493,251
Kazakhmys PLC	179,153	1,686,896
Kingfisher PLC	1,971,736	8,628,543
Land Securities Group PLC	660,916	8,301,035
Legal & General Group PLC	4,935,092	10,030,318
Lloyds Banking Group PLC (a)	35,259,596	18,607,072
London Stock Exchange Group PLC	139,225	2,196,315
Lonmin PLC (d)	136,156	1,238,799
Man Group PLC	1,564,544	1,771,278
Marks & Spencer Group PLC	1,323,550	7,519,521
Meggitt PLC	641,400	4,024,903
Melrose PLC	1,055,847	3,968,339
National Grid PLC	3,114,586	33,810,185

	Shares	Value
Next PLC	141,023	$ 8,005,260
Old Mutual PLC	4,065,816	10,742,627
Pearson PLC	686,236	13,018,550
Prudential PLC	2,146,255	26,810,668
Reckitt Benckiser Group PLC	552,576	31,235,718
Reed Elsevier PLC	1,026,273	9,622,597
Rexam PLC	736,429	4,955,658
Rio Tinto PLC	1,133,894	49,504,930
Rolls-Royce Group PLC	1,584,413	20,654,802
Royal & Sun Alliance Insurance Group PLC	3,059,525	5,538,196
Royal Bank of Scotland Group PLC (a)	1,744,568	6,267,715
Royal Dutch Shell PLC:
Class A (Netherlands)	54,296	1,899,403
Class A (United Kingdom)	3,041,368	106,400,411
Class B (United Kingdom)	2,231,964	80,521,770
SABMiller PLC	800,045	35,309,419
Sage Group PLC	1,123,305	5,283,141
Schroders PLC	90,581	2,043,811
Scottish & Southern Energy PLC	794,418	17,256,179
Segro PLC	611,913	2,249,314
Serco Group PLC	413,152	3,690,132
Severn Trent PLC	200,724	5,517,036
Smith & Nephew PLC	746,739	7,925,466
Smiths Group PLC	326,832	5,423,134
Standard Chartered PLC (United Kingdom)	2,012,306	44,461,766
Standard Life PLC	1,977,848	8,331,815
Tate & Lyle PLC	378,822	3,945,922
Tesco PLC	6,772,061	36,194,655
The Weir Group PLC (d)	179,364	4,650,835
TUI Travel PLC	417,156	1,402,261
Tullow Oil PLC	761,840	16,488,043
Unilever PLC	1,076,983	38,706,929
United Utilities Group PLC	577,875	6,505,634
Vedanta Resources PLC	98,910	1,362,446
Vodafone Group PLC	41,831,035	120,638,774
Whitbread PLC	152,163	5,146,336
WM Morrison Supermarkets PLC	2,011,927	8,944,987
Xstrata PLC	1,760,651	26,620,176
TOTAL UNITED KINGDOM		1,878,299,907
TOTAL COMMON STOCKS (Cost $9,520,695,539)		8,357,419,655
Nonconvertible Preferred Stocks - 0.8%

France - 0.2%
Air Liquide SA (a)	155,792	18,331,607
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	42,156	2,115,650
Henkel AG & Co. KGaA	150,973	11,410,721
Nonconvertible Preferred Stocks - continued
	Shares	Value
Germany - continued
Porsche Automobil Holding SE (Germany)	128,954	$ 6,666,352
ProSiebenSat.1 Media AG	75,300	1,814,215
RWE AG (non-vtg.)	33,986	1,280,504
Volkswagen AG	121,656	21,483,856
TOTAL GERMANY		44,771,298
Italy - 0.1%
Telecom Italia SpA (Risparmio Shares)	4,892,596	3,869,266
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $55,267,085)		66,972,171
Government Obligations - 0.2%
Principal Amount
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.12% to 0.16% 9/13/12 to 2/14/13 (e) (Cost $18,992,723)	$ 19,000,000	18,994,676
Money Market Funds - 2.4%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	122,296,047	122,296,047
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	82,556,522	82,556,522
TOTAL MONEY MARKET FUNDS (Cost $204,852,569)		204,852,569
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $9,799,807,916)		8,648,239,071
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(86,673,335)
NET ASSETS - 100%		$ 8,561,565,736
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
27 CAC 40 Index Contracts (France)	Sept. 2012	$ 1,156,528	$ (19,095)
84 CME Yen Denom Nikkei 225 Index Contracts	Sept. 2012	4,768,887	69,935

	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased - continued
Equity Index Contracts
14 Eurex DAX Index Contracts (Germany)	Sept. 2012	$ 3,068,183	$ 163,052
936 Eurex Euro STOXX 50 Index Contracts	Sept. 2012	28,679,047	2,504,195
13 FTSE MIB Index Contracts (Italy)	Sept. 2012	1,235,103	110,478
40 Hang Seng 100 Index Contracts (Hong Kong)	Sept. 2012	4,994,617	(130,493)
3 IBEX 35 Index Contracts (Spain)	Sept. 2012	279,330	10,636
441 LIFFE FTSE 100 Index Contracts	Sept. 2012	39,903,282	984,068
67 MSCI Index Contracts (Singapore)	Sept. 2012	3,731,360	(24,711)
427 OMX Stockholm 30 Index Contracts (Sweden)	Sept. 2012	6,751,065	(204,115)
143 SFE SPI 200 Index Contracts (Australia)	Sept. 2012	15,911,647	639,468
311 TSE TOPIX Index Contracts	Sept. 2012	28,857,718	(170,730)
TOTAL EQUITY INDEX CONTRACTS		$ 139,336,767	$ 3,932,688

The face value of futures purchased as a percentage of net assets is 1.6%
Forward Foreign Currency Contracts
	Settlement Dates	Value
Contracts to Buy with Goldman Sachs
15,500,000 AUD	Sept. 2012	$ 15,982,606	198,689
28,500,000 EUR	Sept. 2012	35,854,530	(7,054)
25,700,000 GBP	Sept. 2012	40,804,454	691,928
2,730,000,000 JPY	Sept. 2012	34,871,519	36,138
44,500,000 SEK	Sept. 2012	6,714,183	369,931
		$ 134,227,292	$ 1,289,632

(Payable Amount $132,937,660)

The value of contracts to buy as a percentage of net assets - 1.6%
Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
SEK	-	Swedish krona
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $11,347,792.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 95,929
Fidelity Securities Lending Cash Central Fund	2,088,339
Total	$ 2,184,268
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 877,795,907	$ 494,122,544	$ 383,673,363	$ -
Consumer Staples	1,030,868,384	619,726,081	411,142,303	-
Energy	718,265,139	226,942,272	491,322,867	-
Financials	1,934,223,023	1,191,953,768	742,269,174	81
Health Care	858,207,385	264,926,015	593,281,370	-
Industrials	1,044,390,037	575,488,265	468,901,772	-
Information Technology	368,205,362	50,293,186	317,912,176	-
Materials	788,441,548	428,396,088	360,045,460	-
Telecommunication Services	465,551,193	158,774,312	306,776,881	-
Utilities	338,443,848	251,552,527	86,891,321	-
Government Obligations	18,994,676	-	18,994,676	-
Money Market Funds	204,852,569	204,852,569	-	-
Total Investments in Securities:	$ 8,648,239,071	$ 4,467,027,627	$ 4,181,211,363	$ 81
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$ 1,296,686	$ -	$ 1,296,686	$ -
Futures Contracts	4,481,832	4,481,832	-	-
Total Assets	$ 5,778,518	$ 4,481,832	$ 1,296,686	$ -
Liabilities
Forward Foreign Currency Contracts	$ (7,054)	$ -	$ (7,054)	$ -
Futures Contracts	(549,144)	(549,144)	-	-
Total Liabilities	$ (556,198)	$ (549,144)	$ (7,054)	$ -
Total Derivative Instruments:	$ 5,222,320	$ 3,932,688	$ 1,289,632	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 1,521,435,672
Level 2 to Level 1	$ 2,711,497
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (b)	$ 4,481,832	$ (549,144)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	1,296,686	(7,054)
Total Value of Derivatives	$ 5,778,518	$ (556,198)
(a) Value is disclosed net on the Statement of Assets and Liabilities as Unrealized appreciation and Unrealized depreciation on foreign currency contracts.

(b) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan International Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $78,605,795) - See accompanying schedule: Unaffiliated issuers (cost $9,594,955,347)	$ 8,443,386,502
Fidelity Central Funds (cost $204,852,569)	204,852,569
Total Investments (cost $9,799,807,916)		$ 8,648,239,071
Foreign currency held at value (cost $12,618,229)		12,753,235
Receivable for investments sold		3,523,296
Unrealized appreciation on foreign currency contracts		1,296,686
Receivable for closed foreign currency contracts		1,418,491
Receivable for fund shares sold		6,921,933
Dividends receivable		36,142,034
Distributions receivable from Fidelity Central Funds		211,778
Receivable from investment adviser for expense reductions		183,877
Other receivables		1,766
Total assets		8,710,692,167

Liabilities
Payable for investments purchased	$ 54,275,172
Unrealized depreciation on foreign currency contracts	7,054
Payable for fund shares redeemed	10,644,219
Accrued management fee	428,150
Payable for daily variation margin on futures contracts	503,239
Other affiliated payables	712,075
Collateral on securities loaned, at value	82,556,522
Total liabilities		149,126,431

Net Assets		$ 8,561,565,736
Net Assets consist of:
Paid in capital		$ 10,117,417,437
Undistributed net investment income		192,591,741
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(601,590,706)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,146,852,736)
Net Assets		$ 8,561,565,736

Statement of Assets and Liabilities - continued

August 31, 2012 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($2,935,865,092 ÷ 92,001,191 shares)	$ 31.91

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($3,539,527,497 ÷ 110,862,214 shares)	$ 31.93

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,084,962,422 ÷ 33,969,634 shares)	$ 31.94

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($1,001,210,725 ÷ 31,346,741 shares)	$ 31.94

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 210,766,295
Interest		12,149
Income from Fidelity Central Funds (including $2,088,339 from security lending)		2,184,268
Income before foreign taxes withheld		212,962,712
Less foreign taxes withheld		(16,136,817)
Total income		196,825,895

Expenses
Management fee	$ 2,499,468
Transfer agent fees	4,223,255
Independent trustees' compensation	27,913
Miscellaneous	11,868
Total expenses before reductions	6,762,504
Expense reductions	(1,074,933)	5,687,571
Net investment income (loss)		191,138,324
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(43,497,073)
Foreign currency transactions	(5,509,798)
Futures contracts	(8,681,117)
Total net realized gain (loss)		(57,687,988)
Change in net unrealized appreciation (depreciation) on: Investment securities	(429,519,623)
Assets and liabilities in foreign currencies	2,364,332
Futures contracts	(2,489,415)
Total change in net unrealized appreciation (depreciation)		(429,644,706)
Net gain (loss)		(487,332,694)
Net increase (decrease) in net assets resulting from operations		$ (296,194,370)

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 191,138,324	$ 307,056,865
Net realized gain (loss)	(57,687,988)	116,950,073
Change in net unrealized appreciation (depreciation)	(429,644,706)	(1,208,752,485)
Net increase (decrease) in net assets resulting from operations	(296,194,370)	(784,745,547)
Distributions to shareholders from net investment income	-	(282,810,129)
Distributions to shareholders from net realized gain	-	(5,246,083)
Total distributions	-	(288,056,212)
Share transactions - net increase (decrease)	137,871,804	(204,144,449)
Redemption fees	288,335	929,822
Total increase (decrease) in net assets	(158,034,231)	(1,276,016,386)

Net Assets
Beginning of period	8,719,599,967	9,995,616,353
End of period (including undistributed net investment income of $192,591,741 and undistributed net investment income of $1,453,417, respectively)	$ 8,561,565,736	$ 8,719,599,967

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 H	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 33.06	$ 37.29	$ 31.74	$ 20.85	$ 43.23	$ 44.73
Income from Investment Operations
Net investment income (loss) D	.71	1.19	.94	.82	1.30	1.39
Net realized and unrealized gain (loss)	(1.86)	(4.28)	5.45	10.93	(22.75)	(1.35)
Total from investment operations	(1.15)	(3.09)	6.39	11.75	(21.45)	.04
Distributions from net investment income	-	(1.12)	(.81)	(.74)	(.94)	(1.19)
Distributions from net realized gain	-	(.02)	(.03)	(.12)	-	(.36)
Total distributions	-	(1.14)	(.84)	(.86)	(.94)	(1.55)
Redemption fees added to paid in capital D	- I	- I	- I	- I	.01	.01
Net asset value, end of period	$ 31.91	$ 33.06	$ 37.29	$ 31.74	$ 20.85	$ 43.23
Total Return B, C	(3.48)%	(7.92)%	20.34%	56.36%	(50.03)%	(.15)%
Ratios to Average Net Assets E, G
Expenses before reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20% A	.11%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.20% A	.11%	.10%	.10%	.10%	.10%
Net investment income (loss)	4.52% A	3.54%	2.84%	2.72%	3.75%	2.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,935,865	$ 3,424,239	$ 6,932,647	$ 5,488,131	$ 2,697,776	$ 4,515,417
Portfolio turnover rate F	2% A	9%	1%	2%	4%	4%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HFor the year ended February 29. IAmount represents less than $.01 per share.

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 H	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 33.07	$ 37.29	$ 31.74	$ 20.85	$ 43.23	$ 44.73
Income from Investment Operations
Net investment income (loss) D	.72	1.20	.96	.83	1.31	1.41
Net realized and unrealized gain (loss)	(1.86)	(4.28)	5.44	10.93	(22.75)	(1.36)
Total from investment operations	(1.14)	(3.08)	6.40	11.76	(21.44)	.05
Distributions from net investment income	-	(1.12)	(.82)	(.75)	(.95)	(1.20)
Distributions from net realized gain	-	(.02)	(.03)	(.12)	-	(.36)
Total distributions	-	(1.14)	(.85)	(.87)	(.95)	(1.56)
Redemption fees added to paid in capital D	- I	- I	- I	- I	.01	.01
Net asset value, end of period	$ 31.93	$ 33.07	$ 37.29	$ 31.74	$ 20.85	$ 43.23
Total Return B, C	(3.45)%	(7.87)%	20.38%	56.40%	(50.02)%	(.12)%
Ratios to Average Net Assets E, G
Expenses before reductions	.17% A	.17%	.17%	.17%	.17%	.17%
Expenses net of fee waivers, if any	.12% A	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.12% A	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	4.60% A	3.57%	2.87%	2.75%	3.78%	2.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,539,527	$ 3,476,600	$ 3,062,970	$ 2,178,395	$ 1,155,867	$ 1,979,431
Portfolio turnover rate F	2% A	9%	1%	2%	4%	4%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HFor the year ended February 29. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2012	Years ended February 29,
	(Unaudited)	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 33.07	$ 31.29
Income from Investment Operations
Net investment income (loss) D	.72	.32
Net realized and unrealized gain (loss)	(1.85)	2.48 G
Total from investment operations	(1.13)	2.80
Distributions from net investment income	-	(1.02)
Redemption fees added to paid in capital D, J	-	-
Net asset value, end of period	$ 31.94	$ 33.07
Total Return B, C	(3.42)%	9.44%
Ratios to Average Net Assets E, I
Expenses before reductions	.10% A,L	.10% A
Expenses net of fee waivers, if any	.07% A	.07% A
Expenses net of all reductions	.07% A	.07% A
Net investment income (loss)	4.65% A	2.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,084,962	$ 860,659
Portfolio turnover rate F	2% A	9% K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. HFor the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KAmount not annualized. LAmount represents .095%.

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended August 31, 2012	Years ended February 29,
	(Unaudited)	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 33.07	$ 31.29
Income from Investment Operations
Net investment income (loss) D	.73	.32
Net realized and unrealized gain (loss)	(1.86)	2.48 G
Total from investment operations	(1.13)	2.80
Distributions from net investment income	-	(1.02)
Redemption fees added to paid in capital D, J	-	-
Net asset value, end of period	$ 31.94	$ 33.07
Total Return B, C	(3.42)%	9.45%
Ratios to Average Net Assets E, I
Expenses before reductions	.08% A,L	.08% A
Expenses net of fee waivers, if any	.06% A	.06% A
Expenses net of all reductions	.06% A	.06% A
Net investment income (loss)	4.66% A	2.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,001,211	$ 958,101
Portfolio turnover rate F	2% A	9% K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. HFor the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KAmount not annualized. LAmount represents .075%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2012 (Unaudited)

1. Organization.

Spartan Extended Market Index Fund and Spartan International Index Fund (the Funds) are funds of Fidelity Concord Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Spartan Extended Market Index Fund offers Investor Class, Fidelity Advantage Class and Fidelity Advantage Institutional Class shares. Spartan International Index Fund offers Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class shares. Each class has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred and certain class-level expense reductions.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendor or broker to value their investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by each Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012, including information on transfers between Levels 1 and 2, is included at the end of each Fund's Schedule of Investments.

Foreign Currency Translation. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, redemptions in kind, partnerships, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Spartan Extended Market Index	$ 7,184,588,688	$ 1,767,603,395	$ (1,027,602,382)	$ 740,001,013
Spartan International Index	9,825,718,764	1,246,324,488	(2,423,804,181)	(1,177,479,693)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At February 29, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
	2017	2018	2019	Total with expiration
Spartan International Index	$ (119,933,607)	$ (148,608,684)	$ (49,793,394)	$ (318,335,685)
No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryfoward
Spartan International Index	$ (16,915,714)	$ (105,327,009)	$ (122,242,723)	$ (440,578,408)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 90 days are subject to a redemption fee equal to .75% and 1.00% of the net asset value of shares redeemed from Spartan Extended Market Index and Spartan International Index, respectively. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as shown in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Extended Market Index
Equity Risk
Futures Contracts	$ 1,269,041	$ (1,525,290)
Totals (a)	$ 1,269,041	$ (1,525,290)
Spartan International Index
Equity Risk
Futures Contracts	$ (8,681,117)	$ (2,489,415)
Foreign Exchange Risk
Forward Foreign Currency Contracts	(4,893,767)	2,743,051
Totals (a)	$ (13,574,884)	$ 253,636

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Spartan International Index Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset, and any realized gain or (loss) is recognized on the date of offset. Any unrealized appreciation or (depreciation) on offsetting contracts that settle after period end are reflected as a receivable or payable for closed forward foreign currency contracts in the Statement of Assets and Liabilities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open forward foreign currency contracts at period end are shown in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The value reflects each contract's exposure to the underlying currency at period end. Forward foreign currency contracts that have been offset with different counterparties are reflected as both a contract to buy and a contract to sell.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market and to fluctuations in currency values.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

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Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Extended Market Index	573,215,557	331,508,158
Spartan International Index	416,738,044	61,908,440

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .06% for each Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Extended Market Index Fund	.10%	.07%	n/a	.07%
Spartan International Index Fund	.20%	.17%	.095%	.075%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at annual rates based on average net assets noted in the table below. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, each class pays all or a portion of the transfer agent fees at an annual rate based on average net assets as noted in the following table:

	Received by FIIOC	Paid by Class
Spartan Extended Market Index
Investor Class	.075%	.04%
Fidelity Advantage Class	.045%	.01%
Fidelity Advantage Institutional Class	.015%	.01%

Spartan International Index
Investor Class	.21%	.14%
Fidelity Advantage Class	.11%	.11%
Institutional Class	.035%	.035%
Fidelity Advantage Institutional Class	.015%	.015%

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Spartan Extended Market Index
Investor Class	$ 416,288
Fidelity Advantage Class	222,141
Fidelity Advantage Institutional Class	6
$ 638,435
Spartan International Index
Investor Class	$ 2,078,795
Fidelity Advantage Class	1,906,769
Institutional Class	167,240
Fidelity Advantage Institutional Class	70,451
$ 4,223,255

Semiannual Report

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Extended Market Index	$ 9,086
Spartan International Index	11,868

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR contractually agreed to reimburse certain classes to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2013. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. Total reimbursements are included in the following table:

	Expense Limitations	Reimbursement from adviser
Spartan Extended Market Index
Fidelity Advantage Institutional Class	.06%	$ 6
Spartan International Index
Fidelity Advantage Class	.12%	878,580
Institutional Class	.07%	122,753
Fidelity Advantage Institutional Class	.06%	73,598

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

Management fee reduction

Spartan Extended Market Index	$ 115
Spartan International Index	2

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2012	Year ended February 29, 2012 A
Spartan Extended Market Index
From net investment income
Investor Class	$ 3,419,624	$ 44,200,763
Fidelity Advantage Class	7,160,824	25,213,023
Fidelity Advantage Institutional Class	208	1,161
Total	$ 10,580,656	$ 69,414,947

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders - continued

	Six months ended August 31, 2012	Year ended February 29, 2012 A
Spartan Extended Market Index
From net realized gain
Investor Class	$ 21,414,585	$ 88,449,322
Fidelity Advantage Class	42,226,525	39,529,035
Fidelity Advantage Institutional Class	1,127	1,102
Total	$ 63,642,237	$ 127,979,459
Spartan International Index
From net investment income
Investor Class	$ -	$ 148,424,687
Fidelity Advantage Class	-	91,917,749
Institutional Class	-	20,201,408
Fidelity Advantage Institutional Class	-	22,266,285
Total	$ -	$ 282,810,129
From net realized gain
Investor Class	$ -	$ 3,579,535
Fidelity Advantage Class	-	1,666,548
Total	$ -	$ 5,246,083

A Distributions for Institutional Class and Fidelity Advantage Institutional Class are for the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2012	Year ended February 29, 2012 A	Six months ended August 31, 2012	Year ended February 29, 2012 A
Spartan Extended Market Index
Investor Class
Shares sold	6,873,780	40,837,111	$ 266,500,081	$ 1,555,171,539
Reinvestment of distributions	616,334	3,525,601	23,950,743	129,930,899
Shares redeemed	(23,865,144)	(88,688,944)	(931,281,040)	(3,356,270,130)
Net increase (decrease)	(16,375,030)	(44,326,232)	$ (640,830,216)	$ (1,671,167,692)
Fidelity Advantage Class
Shares sold	33,722,081	68,841,430	$ 1,311,638,160	$ 2,626,867,824
Reinvestment of distributions	1,222,403	1,645,712	47,502,565	59,386,217
Shares redeemed	(11,574,778)	(9,691,823)	(446,713,747)	(362,785,045)
Net increase (decrease)	23,369,706	60,795,319	$ 912,426,978	$ 2,323,468,996
Fidelity Advantage Institutional Class
Shares sold	-	2,884	$ -	$ 100,000
Reinvestment of distributions	34	66	1,335	2,263
Shares redeemed	-	-	-	-
Net increase (decrease)	34	2,950	$ 1,335	$ 102,263
Spartan International Index
Investor Class
Shares sold	10,387,068	51,659,320	$ 323,339,738	$ 1,725,521,597
Reinvestment of distributions	-	4,931,710	-	146,703,273
Shares redeemed	(21,953,657)	(138,930,396) B	(697,591,179)	(4,508,596,328) B
Net increase (decrease)	(11,566,589)	(82,339,366)	$ (374,251,441)	$ (2,636,371,458)
Fidelity Advantage Class
Shares sold	23,229,567	50,383,664	$ 733,220,668	$ 1,659,791,665
Reinvestment of distributions	-	2,688,031	-	79,393,189
Shares redeemed	(17,508,273)	(30,064,805)	(541,857,273)	(976,577,403)
Net increase (decrease)	5,721,294	23,006,890	$ 191,363,395	$ 762,607,451

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2012	Year ended February 29, 2012 A	Six months ended August 31, 2012	Year ended February 29, 2012 A
Institutional Class
Shares sold	10,987,056	26,471,830	$ 342,328,696	$ 810,287,820
Reinvestment of distributions	-	700,632	-	20,199,209
Shares redeemed	(3,042,670)	(1,147,214)	(94,486,339)	(35,649,587)
Net increase (decrease)	7,944,386	26,025,248	$ 247,842,357	$ 794,837,442
Fidelity Advantage Institutional Class
Shares sold	4,597,307	29,053,528	$ 142,177,170	$ 879,203,212
Reinvestment of distributions	-	772,330	-	22,266,285
Shares redeemed	(2,223,146)	(853,278)	(69,259,677)	(26,687,381)
Net increase (decrease)	2,374,161	28,972,580	$ 72,917,493	$ 874,782,116

A Share transactions for Institutional Class and Fidelity Advantage Institutional Class are for the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

B Amount includes in-kind redemptions.

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Extended Market Index Fund / Spartan International Index Fund / Spartan Total Market Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Semiannual Report

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for Fidelity Advantage Class and Investor Class (and, for Spartan Total Market Index Fund, Class F), as well as each fund's relative investment performance for Fidelity Advantage Class and Investor Class (and, for Spartan Total Market Index Fund, Class F) measured over multiple periods against a broad-based securities market index. The Board noted that FMR believes that no meaningful peer group exists for the funds principally because most other funds in each fund's third-party peer group have different and/or broader investment mandates than the fund's more specialized strategies. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of Fidelity Advantage Class and Investor Class of the fund and the cumulative total returns of a broad-based securities market index ("benchmark"). For Spartan Total Market Index Fund, the returns of Fidelity Advantage Class and Investor Class show the performance of the highest and lowest performing classes, respectively (based on five-year performance). (Institutional Class and Fidelity Advantage Institutional Class of Spartan International Index Fund and Spartan Total Market Index Fund had less than one year of performance as of December 31, 2011. Fidelity Advantage Institutional Class of Spartan Extended Market Index Fund had less than one year of performance as of December 31, 2011.)

Spartan Extended Market Index Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the one- and three-year periods, although the five-year cumulative total return of Fidelity Advantage Class compared favorably to its benchmark. The Board noted that the fund bears fees, expenses, and brokerage commissions while the benchmark does not. In addition, the Board noted that the performance of the fund and benchmark may vary due to valuation differences. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund relative to the index it seeks to track.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Spartan International Index Fund

The Board noted that the investment performance of the fund was lower than its benchmark for all the periods shown, primarily because the fund bears fees, expenses, and brokerage commissions while the benchmark does not. In addition, the Board noted that the performance of the fund and benchmark may vary due to valuation differences. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund relative to the index it seeks to track.

Spartan Total Market Index Fund

The Board noted that the investment performance of the fund was lower than its benchmark for all the periods shown, primarily because the fund bears fees, expenses, and brokerage commissions while the benchmark does not. In addition, the Board noted that the performance of the fund and benchmark may vary due to valuation differences. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Semiannual Report

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 6% would mean that 94% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under each fund's management contract.

Spartan Extended Market Index Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective September 1, 2011) that lowered the fund's management fee from 0.07% to 0.06%. The Board considered that the chart reflects the fund's lower management fee for 2011, as if the lower fee were in effect for the entire year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Spartan International Index Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective September 1, 2011) that lowered the fund's management fee from 0.17% to 0.06%. The Board also considered that it had approved an amended and restated sub-advisory contract for the fund with Geode Capital Management, LLC (Geode) that lowered the sub-advisory fees that FMR pays to Geode. The Board considered that the chart reflects the fund's lower management fee for 2011, as if the lower fee were in effect for the entire year.

Spartan Total Market Index Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective September 1, 2011) that lowered the fund's management fee from 0.07% to 0.045%. The Board also considered that it had approved an amended and restated sub-advisory contract for the fund with Geode Capital Management, LLC (Geode) that lowered the sub-advisory fees that FMR pays to Geode. The Board considered that the chart reflects the fund's lower management fee for 2011, as if the lower fee were in effect for the entire year.

Semiannual Report

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each fund ranked below its competitive median for the period.

With respect to Spartan Extended Market Index Fund, the Board also considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.07%; Fidelity Advantage Institutional Class: 0.07%; and Investor Class: 0.10%. These contractual arrangements may not be increased without the approval of the Board and, with respect to Fidelity Advantage Class and Investor Class, the shareholders of the applicable class. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed 0.06% through April 30, 2013.

With respect to Spartan International Index Fund, the Board also considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.17%; Fidelity Advantage Institutional Class: 0.075%; Institutional Class: 0.095%; and Investor Class: 0.20%. These contractual arrangements may not be increased without the approval of the Board and, with respect to Fidelity Advantage Class and Investor Class, the shareholders of the applicable class. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, and Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.12%, 0.06%, and 0.07% through April 30, 2013.

With respect to Spartan Total Market Index Fund, the Board also considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the following classes of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.07%; Fidelity Advantage Institutional Class: 0.06%; Institutional Class: 0.07%; and Investor Class: 0.10%. These contractual arrangements may not be increased without the approval of the Board and, with respect to Fidelity Advantage Class and Investor Class, the shareholders of the applicable class. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Institutional Class and Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.045% and 0.06% through April 30, 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

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(8 a.m. - 9 p.m.)

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Spartan® Total Market Index

Spartan Extended Market Index

Spartan International Index

Funds -
Institutional Class
Fidelity Advantage® Institutional Class

Semiannual Report

(Fidelity Cover Art)

August 31, 2012

Contents

Spartan® Total Market Index Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements

Shareholder Expense Example	(Click Here)	An example of shareholder expenses

Spartan Extended Market Index Fund	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Spartan International Index Fund	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Notes	(Click Here)	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Spartan Total Market Index Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Investor Class	.100%
Actual		$ 1,000.00	$ 1,033.90	$ .51
Hypothetical A		$ 1,000.00	$ 1,024.70	$ .51
Fidelity Advantage Class	.070%
Actual		$ 1,000.00	$ 1,033.70	$ .36
Hypothetical A		$ 1,000.00	$ 1,024.85	$ .36
Institutional Class	.060%
Actual		$ 1,000.00	$ 1,034.10	$ .31
Hypothetical A		$ 1,000.00	$ 1,024.90	$ .31
Fidelity Advantage Institutional Class	.045%
Actual		$ 1,000.00	$ 1,034.10	$ .23
Hypothetical A		$ 1,000.00	$ 1,024.98	$ .23
Class F	.050%
Actual		$ 1,000.00	$ 1,034.00	$ .26
Hypothetical A		$ 1,000.00	$ 1,024.95	$ .26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Spartan Total Market Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.0	3.3
Exxon Mobil Corp.	2.6	2.7
Microsoft Corp.	1.5	1.6
Chevron Corp.	1.4	1.4
General Electric Co.	1.4	1.3
IBM Corp.	1.4	1.5
AT&T, Inc.	1.4	1.2
Procter & Gamble Co.	1.2	1.2
Johnson & Johnson	1.2	1.2
Pfizer, Inc.	1.1	1.1
	17.2
Market Sectors as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.3	19.2
Financials	15.7	15.2
Consumer Discretionary	11.9	11.8
Health Care	11.6	11.3
Industrials	10.5	11.0
Energy	10.1	11.1
Consumer Staples	9.6	9.3
Materials	3.8	4.0
Utilities	3.5	3.4
Telecommunication Services	2.8	2.5

Semiannual Report

Spartan Total Market Index Fund

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 0.3%
Allison Transmission Holdings, Inc. (d)	19,290	$ 342,783
American Axle & Manufacturing Holdings, Inc. (a)	49,377	551,541
Amerigon, Inc. (d)	22,586	268,096
BorgWarner, Inc. (a)(d)	97,491	6,705,431
Cooper Tire & Rubber Co.	48,613	971,774
Dana Holding Corp.	120,750	1,649,445
Dorman Products, Inc. (a)(d)	25,196	742,778
Drew Industries, Inc. (a)(d)	16,139	467,547
Exide Technologies (a)	48,227	147,575
Federal-Mogul Corp. Class A (a)	43,356	405,812
Fuel Systems Solutions, Inc. (a)(d)	13,525	238,040
Gentex Corp. (d)	118,822	2,081,761
Johnson Controls, Inc.	590,886	16,078,008
Lear Corp.	84,445	3,278,999
Modine Manufacturing Co. (a)	32,309	226,486
Motorcar Parts of America, Inc. (a)	7,628	36,996
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	7,089	5,813
Spartan Motors, Inc.	44,931	224,206
Standard Motor Products, Inc.	17,952	316,673
Stoneridge, Inc. (a)	17,302	109,349
Strattec Security Corp.	672	14,717
Superior Industries International, Inc.	24,943	426,276
Tenneco, Inc. (a)(d)	46,714	1,418,704
The Goodyear Tire & Rubber Co. (a)	202,340	2,468,548
Tower International, Inc. (a)	4,070	30,647
TRW Automotive Holdings Corp. (a)	89,798	3,925,071
UQM Technologies, Inc. (a)(d)	20,640	20,846
Visteon Corp. (a)	46,798	2,153,644
		45,307,566
Automobiles - 0.4%
Ford Motor Co.	3,324,954	31,055,070
General Motors Co. (a)	522,227	11,149,546
Harley-Davidson, Inc.	200,972	8,432,785
Tesla Motors, Inc. (a)(d)	44,292	1,263,208
Thor Industries, Inc. (d)	39,293	1,235,372
Winnebago Industries, Inc. (a)(d)	22,867	262,971
		53,398,952
Distributors - 0.1%
Core-Mark Holding Co., Inc.	8,027	365,550
Genuine Parts Co.	144,858	9,149,231
LKQ Corp. (a)(d)	122,446	4,621,112
Pool Corp. (d)	41,433	1,632,046
VOXX International Corp. (a)	18,073	135,548
Weyco Group, Inc.	1,992	45,696
		15,949,183
Diversified Consumer Services - 0.2%
American Public Education, Inc. (a)(d)	16,975	572,058

	Shares	Value
Apollo Group, Inc. Class A (non-vtg.) (a)(d)	116,843	$ 3,137,235
Ascent Capital Group, Inc. (a)(d)	16,905	871,453
Bridgepoint Education, Inc. (a)(d)	11,294	111,359
Capella Education Co. (a)(d)	13,812	429,139
Career Education Corp. (a)	44,821	141,186
Carriage Services, Inc.	4,102	37,082
Coinstar, Inc. (a)(d)	21,619	1,105,163
Collectors Universe, Inc.	4,772	70,053
Corinthian Colleges, Inc. (a)	84,173	170,029
DeVry, Inc. (d)	60,163	1,161,748
Education Management Corp. (a)(d)	26,671	79,746
Grand Canyon Education, Inc. (a)	21,711	458,536
H&R Block, Inc.	269,674	4,465,801
Hillenbrand, Inc.	60,464	1,095,608
ITT Educational Services, Inc. (a)	27,454	878,803
K12, Inc. (a)(d)	24,400	513,620
Learning Tree International, Inc. (a)	3,285	13,469
Lincoln Educational Services Corp.	15,671	66,602
Mac-Gray Corp.	7,087	92,698
Matthews International Corp. Class A (d)	31,601	945,818
National American University Holdings, Inc.	5,378	21,835
Regis Corp.	37,626	677,644
School Specialty, Inc. (a)(d)	13,358	37,670
Service Corporation International	236,136	3,079,213
Sotheby's Class A (Ltd. vtg.)	59,342	1,855,031
Steiner Leisure Ltd. (a)	10,649	497,734
Stewart Enterprises, Inc. Class A	55,722	410,114
Strayer Education, Inc. (d)	14,558	943,067
Universal Technical Institute, Inc.	29,419	353,322
Weight Watchers International, Inc.	17,409	831,628
		25,124,464
Hotels, Restaurants & Leisure - 2.0%
AFC Enterprises, Inc. (a)	18,286	439,230
Ambassadors Group, Inc.	24,177	131,281
Ameristar Casinos, Inc.	18,903	318,516
Bally Technologies, Inc. (a)	46,562	2,062,231
Biglari Holdings, Inc. (a)	607	213,300
BJ's Restaurants, Inc. (a)(d)	21,746	892,673
Bloomin' Brands, Inc.	25,018	324,734
Bluegreen Corp. (a)	11,189	63,889
Bob Evans Farms, Inc.	27,901	1,097,625
Boyd Gaming Corp. (a)(d)	49,786	299,214
Bravo Brio Restaurant Group, Inc. (a)	12,451	201,333
Brinker International, Inc.	62,217	2,143,998
Buffalo Wild Wings, Inc. (a)	13,815	1,060,716
Burger King Worldwide, Inc. (a)	82,686	1,077,399
Caesars Entertainment Corp. (d)	1,145	8,221
Caribou Coffee Co., Inc. (a)(d)	18,083	231,282
Carnival Corp. unit (d)	368,341	12,774,066
Carrols Restaurant Group, Inc. (a)	6,381	36,244
CEC Entertainment, Inc.	20,553	610,630
Chipotle Mexican Grill, Inc. (a)	27,558	7,954,341
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Choice Hotels International, Inc. (d)	44,031	$ 1,387,417
Churchill Downs, Inc. (d)	10,397	595,020
Chuys Holdings, Inc.	5,695	117,431
Cosi, Inc. (a)(d)	46,943	35,207
Cracker Barrel Old Country Store, Inc.	18,601	1,171,491
Darden Restaurants, Inc.	104,736	5,441,035
Del Frisco's Restaurant Group, Inc. (a)	5,543	82,258
Denny's Corp. (a)(d)	71,197	348,153
DineEquity, Inc. (a)	12,829	679,552
Domino's Pizza, Inc.	66,862	2,369,589
Dover Downs Gaming & Entertainment, Inc.	1,508	3,770
Dover Motorsports, Inc. (a)	9,993	14,590
Dunkin' Brands Group, Inc.	91,395	2,662,336
Einstein Noah Restaurant Group, Inc.	3,797	65,612
Empire Resorts, Inc. (a)	4,429	8,681
Entertainment Gaming Asia, Inc. (a)	8,246	18,471
Famous Dave's of America, Inc. (a)	2,311	23,110
Fiesta Restaurant Group, Inc. (a)	6,381	102,479
Frisch's Restaurants, Inc.	500	16,505
Gaylord Entertainment Co. (a)(d)	33,863	1,372,806
Hyatt Hotels Corp. Class A (a)	51,855	1,966,860
Ignite Restaurant Group, Inc. (a)	4,841	72,518
International Game Technology	268,403	3,298,673
International Speedway Corp. Class A	20,854	554,925
Interval Leisure Group, Inc.	29,497	544,220
Isle of Capri Casinos, Inc. (a)	20,657	129,313
Jack in the Box, Inc. (a)(d)	42,139	1,099,407
Jamba, Inc. (a)(d)	95,683	236,337
Kona Grill, Inc. (a)	4,029	34,367
Krispy Kreme Doughnuts, Inc. (a)	47,141	347,901
Lakes Entertainment, Inc. (a)	2,872	7,123
Las Vegas Sands Corp.	337,088	14,289,160
Life Time Fitness, Inc. (a)(d)	28,392	1,348,052
Luby's, Inc. (a)(d)	14,614	87,392
Marcus Corp.	22,859	295,110
Marriott International, Inc. Class A	251,677	9,483,189
Marriott Vacations Worldwide Corp.	23,385	751,126
McDonald's Corp.	887,572	79,428,818
MGM Mirage, Inc. (a)(d)	263,498	2,598,090
Monarch Casino & Resort, Inc. (a)	4,802	36,207
Morgans Hotel Group Co. (a)	27,678	143,372
MTR Gaming Group, Inc. (a)	11,304	41,203
Multimedia Games Holding Co., Inc. (a)	20,726	324,776
Orient Express Hotels Ltd. Class A (a)(d)	63,690	559,835
Panera Bread Co. Class A (a)(d)	26,570	4,115,693
Papa John's International, Inc. (a)	19,260	991,697
Peet's Coffee & Tea, Inc. (a)(d)	16,486	1,211,721
Penn National Gaming, Inc. (a)	50,336	1,977,701
Pinnacle Entertainment, Inc. (a)(d)	61,922	685,477
Premier Exhibitions, Inc. (a)	1,375	3,121

	Shares	Value
Red Lion Hotels Corp. (a)	3,129	$ 22,779
Red Robin Gourmet Burgers, Inc. (a)(d)	21,139	655,520
Rick's Cabaret International, Inc. (a)(d)	5,726	43,747
Royal Caribbean Cruises Ltd. (d)	140,250	3,789,555
Ruby Tuesday, Inc. (a)(d)	44,363	299,894
Ruth's Hospitality Group, Inc. (a)(d)	33,916	207,566
Scientific Games Corp. Class A (a)	45,645	334,578
Shuffle Master, Inc. (a)(d)	42,130	639,112
Six Flags Entertainment Corp.	45,506	2,513,296
Sonic Corp. (a)(d)	98,965	927,302
Speedway Motorsports, Inc.	7,569	116,033
Starbucks Corp.	662,423	32,862,805
Starwood Hotels & Resorts Worldwide, Inc.	173,115	9,543,830
Texas Roadhouse, Inc. Class A	57,171	981,626
The Cheesecake Factory, Inc. (d)	39,940	1,326,407
Town Sports International Holdings, Inc. (a)	13,107	170,653
Vail Resorts, Inc. (d)	30,368	1,565,470
Wendy's Co.	250,660	1,070,318
WMS Industries, Inc. (a)(d)	38,370	611,234
Wyndham Worldwide Corp.	137,748	7,182,181
Wynn Resorts Ltd.	66,878	6,899,803
Yum! Brands, Inc.	402,772	25,664,632
		272,548,161
Household Durables - 0.5%
American Greetings Corp. Class A (d)	30,155	433,930
Bassett Furniture Industries, Inc.	1,947	23,539
Beazer Homes USA, Inc. (a)(d)	105,030	308,788
Blyth, Inc. (d)	16,038	678,728
Brookfield Residential Properties, Inc. (a)	26,060	369,270
Cavco Industries, Inc. (a)(d)	9,813	449,435
Cobra Electronics Corp. (a)	1,032	4,943
CSS Industries, Inc.	16,118	321,876
D.R. Horton, Inc.	238,199	4,523,399
Dixie Group, Inc. (a)	2,977	10,181
Emerson Radio Corp. (a)	23,724	48,634
Ethan Allen Interiors, Inc.	19,507	430,715
Flexsteel Industries, Inc.	2,547	49,972
Furniture Brands International, Inc. (a)(d)	57,083	57,654
Garmin Ltd. (d)	105,419	4,253,657
Harman International Industries, Inc.	71,938	3,311,306
Helen of Troy Ltd. (a)(d)	25,644	806,247
Hooker Furniture Corp.	13,495	153,168
Hovnanian Enterprises, Inc. Class A (a)(d)	261,523	763,647
iRobot Corp. (a)	21,633	544,935
Jarden Corp.	66,002	3,189,877
KB Home (d)	56,985	629,114
Kid Brands, Inc. (a)	16,651	15,818
Koss Corp.	2,669	13,238
La-Z-Boy, Inc. (a)	34,909	481,744
Leggett & Platt, Inc.	108,396	2,573,321
Lennar Corp. Class A (d)	131,908	4,277,776
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Libbey, Inc. (a)(d)	16,641	$ 244,456
Lifetime Brands, Inc.	2,385	26,140
M.D.C. Holdings, Inc. (d)	26,306	912,292
M/I Homes, Inc. (a)(d)	24,871	480,010
Meritage Homes Corp. (a)(d)	46,552	1,734,993
Mohawk Industries, Inc. (a)	44,563	3,210,764
Newell Rubbermaid, Inc.	245,601	4,403,626
NVR, Inc. (a)	4,152	3,438,603
PulteGroup, Inc. (a)	275,889	3,774,162
Ryland Group, Inc. (d)	32,303	866,043
Sealy Corp., Inc. (a)(d)	70,121	112,194
Skullcandy, Inc. (a)(d)	12,653	194,097
Skyline Corp.	21,741	102,835
Standard Pacific Corp. (a)(d)	98,412	659,360
Stanley Furniture Co., Inc. (a)	5,699	26,956
Tempur-Pedic International, Inc. (a)(d)	67,472	2,107,825
Toll Brothers, Inc. (a)(d)	109,727	3,590,267
Tupperware Brands Corp.	43,005	2,299,907
Universal Electronics, Inc. (a)(d)	14,332	218,850
Whirlpool Corp.	63,967	4,826,950
Zagg, Inc. (a)	21,268	160,148
		62,115,390
Internet & Catalog Retail - 0.9%
1-800-FLOWERS.com, Inc. Class A (a)	24,206	87,021
Amazon.com, Inc. (a)	308,697	76,627,856
Blue Nile, Inc. (a)(d)	11,337	424,231
dELiA*s, Inc. (a)	2,977	4,019
Expedia, Inc.	83,131	4,269,608
Gaiam, Inc. Class A (a)(d)	12,609	43,753
Geeknet, Inc. (a)	2,810	50,580
Groupon, Inc. Class A (a)(d)	270,332	1,121,878
Hollywood Media Corp. (a)	1,032	1,300
HomeAway, Inc. (a)(d)	22,951	543,021
HSN, Inc.	33,708	1,517,871
Kayak Software Corp. (d)	3,291	89,844
Liberty Media Corp. Interactive Series A (a)	513,952	9,374,484
Netflix, Inc. (a)(d)	46,920	2,802,062
NutriSystem, Inc.	26,922	276,758
Orbitz Worldwide, Inc. (a)	31,286	88,852
Overstock.com, Inc. (a)(d)	14,467	126,586
PetMed Express, Inc. (d)	32,292	331,962
Priceline.com, Inc. (a)	43,373	26,222,015
Shutterfly, Inc. (a)(d)	25,110	747,023
TripAdvisor, Inc.	84,616	2,829,559
U.S. Auto Parts Network, Inc. (a)(d)	5,048	14,892
ValueVision Media, Inc. Class A (a)	18,644	35,424
Vitacost.com, Inc. (a)(d)	15,384	96,919
		127,727,518

	Shares	Value
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc. (a)(d)	18,718	$ 809,741
Black Diamond, Inc. (a)	20,004	193,239
Brunswick Corp. (d)	68,451	1,621,604
Callaway Golf Co.	77,147	443,595
Hasbro, Inc. (d)	89,026	3,339,365
JAKKS Pacific, Inc. (d)	19,661	327,159
Johnson Outdoors, Inc. Class A (a)	3,505	71,116
Leapfrog Enterprises, Inc. Class A (a)(d)	33,741	365,752
Marine Products Corp.	11,741	68,920
Mattel, Inc.	298,569	10,491,715
Meade Instruments Corp. (a)	112	386
Nautilus, Inc. (a)	5,159	12,175
Polaris Industries, Inc.	56,100	4,218,159
Smith & Wesson Holding Corp. (a)	91,237	733,545
Steinway Musical Instruments, Inc. (a)	4,620	115,038
Sturm, Ruger & Co., Inc. (d)	24,417	1,057,256
Summer Infant, Inc. (a)(d)	32,605	86,729
		23,955,494
Media - 3.3%
A.H. Belo Corp. Class A	22,177	106,450
AMC Networks, Inc. Class A (a)	47,269	1,859,562
Arbitron, Inc.	37,846	1,331,044
Ballantyne of Omaha, Inc. (a)	17,964	77,066
Belo Corp. Series A	87,121	635,983
Cablevision Systems Corp. - NY Group Class A	252,827	3,779,764
Carmike Cinemas, Inc. (a)	21,753	250,160
CBS Corp. Class B	541,798	19,688,939
Charter Communications, Inc. Class A (a)	31,792	2,473,418
Cinemark Holdings, Inc.	79,620	1,864,700
Clear Channel Outdoor Holding, Inc. Class A	41,131	215,938
Comcast Corp. Class A	2,354,688	78,952,689
Crown Media Holdings, Inc. Class A (a)(d)	24,979	42,964
Cumulus Media, Inc. Class A (a)(d)	68,791	190,551
Dex One Corp. (a)	62,269	108,348
Digital Cinema Destinations Co.	1,935	10,275
Digital Domain Media Group, Inc. (d)	2,000	4,140
Digital Generation, Inc. (a)(d)	26,444	294,851
DIRECTV (a)	569,923	29,687,289
Discovery Communications, Inc. (a)(d)	222,440	12,198,610
DISH Network Corp. Class A	174,390	5,578,736
DreamWorks Animation SKG, Inc. Class A (a)(d)	70,761	1,200,814
E.W. Scripps Co. Class A (a)	24,274	251,721
Emmis Communications Corp. Class A (a)	7,973	19,933
Entercom Communications Corp. Class A (a)(d)	21,235	134,418
Entravision Communication Corp. Class A (d)	63,982	72,939
Fisher Communications, Inc. (d)	2,670	95,212
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Gannett Co., Inc.	189,143	$ 2,886,322
Gray Television, Inc. (a)	7,475	13,829
Harris Interactive, Inc. (a)	5,389	6,359
Harte-Hanks, Inc.	45,482	316,555
Insignia Systems, Inc. (a)	5,038	8,413
Interpublic Group of Companies, Inc.	371,287	3,950,494
John Wiley & Sons, Inc. Class A	46,973	2,317,648
Journal Communications, Inc. Class A (a)(d)	23,068	123,644
Lamar Advertising Co. Class A (a)(d)	69,336	2,296,408
Liberty Global, Inc. Class A (a)	233,612	12,911,735
Liberty Media Corp.:
Capital Series A (a)	99,109	10,335,087
rights (a)	8,565	0
Series A (a)	25,697	1,181,805
LIN TV Corp. Class A (a)	36,007	145,828
Live Nation Entertainment, Inc. (a)(d)	134,515	1,146,068
LodgeNet Entertainment Corp. (a)(d)	35,253	12,691
Martha Stewart Living Omnimedia, Inc. Class A (d)	39,255	116,195
McGraw-Hill Companies, Inc.	237,575	12,163,840
Media General, Inc. Class A (a)(d)	21,745	104,376
Meredith Corp. (d)	34,788	1,132,697
Morningstar, Inc.	22,995	1,366,133
National CineMedia, Inc.	40,280	584,060
Navarre Corp. (a)	5,954	8,157
New Frontier Media, Inc. (a)	5,133	7,597
News Corp. Class A	1,900,000	44,441,000
Nexstar Broadcasting Group, Inc. Class A (a)	2,664	23,070
Omnicom Group, Inc.	239,102	12,282,670
Outdoor Channel Holdings, Inc.	3,578	24,974
Pandora Media, Inc. (a)(d)	49,891	598,193
Radio One, Inc. Class D (non-vtg.) (a)(d)	32,336	26,677
ReachLocal, Inc. (a)	5,194	65,289
Regal Entertainment Group Class A	55,158	766,696
Rentrak Corp. (a)	4,521	78,891
Saga Communications, Inc. Class A (a)	201	8,201
Salem Communications Corp. Class A	1,732	8,608
Scholastic Corp.	17,229	526,346
Scripps Networks Interactive, Inc. Class A	74,175	4,383,743
Sinclair Broadcast Group, Inc. Class A	37,417	432,541
Sirius XM Radio, Inc. (a)(d)	3,237,203	8,190,124
Spanish Broadcasting System, Inc. Class A (a)	698	2,310
SuperMedia, Inc. (a)(d)	19,383	71,717
The Madison Square Garden Co. Class A (a)	48,198	2,034,438
The McClatchy Co. Class A (a)(d)	49,260	76,846
The New York Times Co. Class A (a)(d)	86,508	795,009
The Walt Disney Co.	1,456,178	72,037,126
Time Warner Cable, Inc.	270,271	24,005,470

	Shares	Value
Time Warner, Inc.	850,000	$ 35,317,500
Valassis Communications, Inc. (a)(d)	33,863	848,945
Viacom, Inc. Class B (non-vtg.)	435,870	21,797,859
Virgin Media, Inc.	267,613	7,378,090
Washington Post Co. Class B (d)	3,968	1,398,720
World Wrestling Entertainment, Inc. Class A	44,310	393,473
		452,276,981
Multiline Retail - 0.8%
Big Lots, Inc. (a)(d)	53,063	1,615,238
Dillard's, Inc. Class A (d)	32,687	2,454,140
Dollar General Corp. (a)	193,177	9,865,549
Dollar Tree, Inc. (a)	221,972	10,692,391
Family Dollar Stores, Inc.	100,910	6,421,912
Fred's, Inc. Class A	41,012	546,690
Gordmans Stores, Inc. (a)	10,233	179,896
JCPenney Co., Inc. (d)	127,299	3,319,958
Kohl's Corp.	200,844	10,484,057
Macy's, Inc.	353,959	14,268,087
Nordstrom, Inc.	132,194	7,644,779
Saks, Inc. (a)(d)	100,086	1,176,011
Sears Holdings Corp. (a)(d)	37,834	1,995,744
Target Corp.	518,478	33,229,255
The Bon-Ton Stores, Inc. (d)	35,903	376,622
Tuesday Morning Corp. (a)	26,882	150,270
		104,420,599
Specialty Retail - 2.4%
Aarons, Inc. Class A	69,026	2,061,807
Abercrombie & Fitch Co. Class A	96,410	3,469,796
Advance Auto Parts, Inc. (d)	61,737	4,390,735
Aeropostale, Inc. (a)	70,783	986,007
America's Car Mart, Inc. (a)	10,422	475,347
American Eagle Outfitters, Inc. (d)	183,756	4,086,733
ANN, Inc. (a)	46,918	1,669,342
Asbury Automotive Group, Inc. (a)(d)	22,455	621,779
Ascena Retail Group, Inc. (a)	98,186	1,944,083
AutoNation, Inc. (a)(d)	53,370	2,145,474
AutoZone, Inc. (a)	27,692	10,014,535
Barnes & Noble, Inc. (a)(d)	41,457	496,240
bebe Stores, Inc.	66,951	363,544
Bed Bath & Beyond, Inc. (a)(d)	201,404	13,528,307
Best Buy Co., Inc.	235,565	4,178,923
Big 5 Sporting Goods Corp.	16,237	138,339
Body Central Corp. (a)	23,522	206,523
Books-A-Million, Inc. (a)(d)	4,414	11,609
Brown Shoe Co., Inc.	39,452	592,175
Build-A-Bear Workshop, Inc. (a)(d)	4,049	17,208
Cabela's, Inc. Class A (a)(d)	38,825	1,863,988
Cache, Inc. (a)	2,880	9,734
CarMax, Inc. (a)(d)	185,600	5,677,504
Casual Male Retail Group, Inc. (a)(d)	42,389	174,643
Chico's FAS, Inc.	136,588	2,586,977
Christopher & Banks Corp.	18,173	44,706
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Citi Trends, Inc. (a)	14,433	$ 167,639
Coldwater Creek, Inc. (a)	52,942	30,177
Collective Brands, Inc. (a)(d)	44,911	971,874
Conn's, Inc. (a)	7,800	180,648
Destination Maternity Corp.	9,860	180,931
Dick's Sporting Goods, Inc.	70,000	3,483,200
DSW, Inc. Class A	22,246	1,435,312
Express, Inc. (a)	55,952	873,411
Finish Line, Inc. Class A	36,835	845,732
Five Below, Inc. (d)	9,429	303,048
Foot Locker, Inc.	123,318	4,263,103
Francescas Holdings Corp. (a)	49,606	1,752,580
GameStop Corp. Class A (d)	106,346	2,029,082
Gap, Inc.	292,068	10,461,876
Genesco, Inc. (a)(d)	19,944	1,409,044
GNC Holdings, Inc.	62,217	2,417,130
Group 1 Automotive, Inc.	17,193	945,787
Guess?, Inc.	49,289	1,284,471
Haverty Furniture Companies, Inc.	22,550	294,954
hhgregg, Inc. (a)(d)	15,184	107,655
Hibbett Sports, Inc. (a)(d)	22,731	1,319,307
Home Depot, Inc.	1,345,709	76,368,986
Hot Topic, Inc. (d)	51,429	486,004
Jos. A. Bank Clothiers, Inc. (a)(d)	18,868	908,872
Kirkland's, Inc. (a)	10,699	103,780
Limited Brands, Inc.	212,274	10,316,516
Lithia Motors, Inc. Class A (sub. vtg.)	20,666	603,654
Lowe's Companies, Inc.	1,054,726	30,038,596
Lumber Liquidators Holdings, Inc. (a)(d)	21,619	1,008,743
MarineMax, Inc. (a)(d)	10,125	73,001
Mattress Firm Holding Corp. (d)	7,207	231,993
Monro Muffler Brake, Inc.	28,456	963,236
New York & Co., Inc. (a)	19,427	72,463
O'Reilly Automotive, Inc. (a)	111,111	9,438,879
Office Depot, Inc. (a)(d)	201,295	307,981
OfficeMax, Inc. (d)	139,141	808,409
Pacific Sunwear of California, Inc. (a)(d)	60,120	146,693
Penske Automotive Group, Inc.	33,321	887,671
Perfumania Holdings, Inc. (a)	876	7,245
PetSmart, Inc.	105,988	7,516,669
Pier 1 Imports, Inc. (d)	84,654	1,564,406
RadioShack Corp. (d)	82,121	199,554
Rent-A-Center, Inc.	45,857	1,617,835
Ross Stores, Inc.	193,065	13,358,167
rue21, Inc. (a)(d)	10,092	285,705
Sally Beauty Holdings, Inc. (a)	128,102	3,522,805
Select Comfort Corp. (a)	50,428	1,440,728
Shoe Carnival, Inc.	8,791	193,402
Signet Jewelers Ltd.	71,742	3,290,088
Sonic Automotive, Inc. Class A (sub. vtg.)	32,657	583,581
Stage Stores, Inc.	23,252	498,058

	Shares	Value
Staples, Inc. (d)	598,687	$ 6,537,662
Stein Mart, Inc. (a)	16,975	153,454
Systemax, Inc. (a)(d)	6,560	76,424
Teavana Holdings, Inc. (a)	5,562	61,182
The Buckle, Inc. (d)	18,518	843,310
The Cato Corp. Class A (sub. vtg.)	30,985	910,029
The Children's Place Retail Stores, Inc. (a)	18,479	1,052,194
The Men's Wearhouse, Inc.	67,855	2,144,218
The Pep Boys - Manny, Moe & Jack (d)	127,595	1,147,079
Tiffany & Co., Inc. (d)	117,916	7,304,896
Tilly's, Inc. (a)	6,806	124,822
TJX Companies, Inc.	659,685	30,206,976
Tractor Supply Co. (d)	60,719	5,797,450
Trans World Entertainment Corp. (a)	2,977	9,824
Ulta Salon, Cosmetics & Fragrance, Inc.	46,434	4,364,796
Urban Outfitters, Inc. (a)(d)	92,367	3,467,457
Vitamin Shoppe, Inc. (a)(d)	21,941	1,176,257
West Marine, Inc. (a)	3,285	34,164
Wet Seal, Inc. Class A (a)	66,930	194,097
Williams-Sonoma, Inc.	84,343	3,459,750
Winmark Corp.	391	19,315
Zale Corp. (a)(d)	22,527	124,349
Zumiez, Inc. (a)	17,893	522,297
		333,088,741
Textiles, Apparel & Luxury Goods - 0.8%
American Apparel, Inc. (a)(d)	29,392	31,156
Carter's, Inc. (a)	39,536	2,202,551
Cherokee, Inc.	20,319	267,195
Coach, Inc.	249,501	14,503,493
Columbia Sportswear Co.	17,213	900,068
Crocs, Inc. (a)(d)	69,757	1,220,050
Culp, Inc.	7,038	74,884
Deckers Outdoor Corp. (a)	36,096	1,787,474
Delta Apparel, Inc. (a)(d)	1,905	26,994
Fifth & Pacific Companies, Inc. (a)	79,525	1,053,706
Fossil, Inc. (a)	44,521	3,782,059
G-III Apparel Group Ltd. (a)(d)	11,669	370,374
Hallwood Group, Inc. (a)	605	5,445
Hanesbrands, Inc. (a)(d)	80,441	2,608,702
Iconix Brand Group, Inc. (a)(d)	61,164	1,143,767
Joe's Jeans, Inc. (a)	32,503	37,378
K-Swiss, Inc. Class A (a)(d)	23,242	65,775
Kenneth Cole Productions, Inc. Class A (sub. vtg.) (a)	13,384	203,035
Maidenform Brands, Inc. (a)	18,000	399,420
Michael Kors Holdings Ltd.	41,224	2,224,035
Movado Group, Inc.	12,323	433,277
NIKE, Inc. Class B	326,126	31,751,627
Oxford Industries, Inc.	8,687	473,702
Perry Ellis International, Inc. (a)(d)	7,954	164,011
PVH Corp.	55,210	5,184,219
Quiksilver, Inc. (a)	80,002	250,406
R.G. Barry Corp.	3,640	52,198
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Ralph Lauren Corp.	51,225	$ 8,126,846
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	32,235	698,532
Steven Madden Ltd. (a)(d)	32,649	1,401,295
Superior Uniform Group, Inc.	859	9,999
The Jones Group, Inc.	62,712	794,561
True Religion Apparel, Inc.	28,057	650,642
Tumi Holdings, Inc. (d)	16,160	340,330
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	64,981	3,782,544
Unifi, Inc. (a)	18,843	208,780
Vera Bradley, Inc. (a)(d)	16,362	347,365
VF Corp.	79,426	12,126,762
Warnaco Group, Inc. (a)	50,511	2,597,276
Wolverine World Wide, Inc. (d)	39,176	1,842,447
		104,144,380
TOTAL CONSUMER DISCRETIONARY		1,620,057,429
CONSUMER STAPLES - 9.6%
Beverages - 2.1%
Beam, Inc.	144,501	8,433,078
Boston Beer Co., Inc. Class A (a)(d)	7,731	796,525
Brown-Forman Corp. Class B (non-vtg.)	139,755	8,958,296
Central European Distribution Corp. (a)(d)	104,154	284,340
Coca-Cola Bottling Co. CONSOLIDATED	3,094	212,372
Coca-Cola Enterprises, Inc.	270,815	7,997,167
Constellation Brands, Inc. Class A (sub. vtg.) (a)	160,834	5,297,872
Craft Brew Alliance, Inc. (a)	5,908	46,969
Dr Pepper Snapple Group, Inc.	184,807	8,281,202
Jones Soda Co. (a)(d)	15,000	4,950
MGP Ingredients, Inc.	4,299	14,101
Molson Coors Brewing Co. Class B	130,966	5,833,226
Monster Beverage Corp. (a)	131,364	7,741,281
National Beverage Corp. (a)	7,694	114,487
PepsiCo, Inc.	1,362,492	98,685,296
Primo Water Corp. (a)(d)	8,907	10,688
The Coca-Cola Co.	3,668,177	137,189,820
		289,901,670
Food & Staples Retailing - 2.1%
Andersons, Inc. (d)	16,533	664,131
Arden Group, Inc. Class A	86	7,762
Casey's General Stores, Inc.	29,353	1,659,912
Chefs' Warehouse Holdings (a)	6,997	107,544
Costco Wholesale Corp.	379,310	37,123,070
Crumbs Bake Shop, Inc. (a)(d)	5,760	15,610
CVS Caremark Corp. (d)	1,119,317	50,984,889
Fresh Market, Inc. (a)	25,589	1,476,997

	Shares	Value
Harris Teeter Supermarkets, Inc.	38,175	$ 1,491,497
Ingles Markets, Inc. Class A	19,385	309,578
Kroger Co.	476,839	10,623,973
Nash-Finch Co.	11,468	225,805
Natural Grocers by Vitamin Cottage, Inc. (d)	6,984	150,016
Pizza Inn Holdings, Inc. (a)(d)	9,079	31,232
PriceSmart, Inc. (d)	17,002	1,243,526
Rite Aid Corp. (a)	488,242	581,008
Roundy's, Inc. (d)	8,260	61,867
Safeway, Inc. (d)	265,495	4,154,997
Spartan Stores, Inc.	24,920	381,525
SUPERVALU, Inc. (d)	144,357	343,570
Susser Holdings Corp. (a)	14,504	493,426
Sysco Corp. (d)	529,521	16,044,486
The Pantry, Inc. (a)	24,320	340,966
United Natural Foods, Inc. (a)(d)	43,201	2,483,193
Village Super Market, Inc. Class A	3,352	111,722
Wal-Mart Stores, Inc.	1,530,534	111,116,768
Walgreen Co.	755,123	27,003,198
Weis Markets, Inc.	8,067	340,024
Whole Foods Market, Inc.	139,343	13,481,435
		283,053,727
Food Products - 1.7%
Alico, Inc.	172	5,440
Annie's, Inc. (d)	2,186	90,828
Archer Daniels Midland Co. (d)	516,791	13,824,159
B&G Foods, Inc. Class A	31,304	916,268
Bridgford Foods Corp. (a)	344	2,587
Bunge Ltd.	126,899	8,077,121
Cal-Maine Foods, Inc. (d)	14,807	594,945
Calavo Growers, Inc. (d)	8,788	232,355
Campbell Soup Co. (d)	184,577	6,486,036
Chiquita Brands International, Inc. (a)(d)	30,757	184,542
Coffee Holding Co., Inc.	3,401	20,916
ConAgra Foods, Inc.	341,953	8,586,440
Darling International, Inc. (a)(d)	97,539	1,621,098
Dean Foods Co. (a)	158,855	2,608,399
Diamond Foods, Inc. (d)	18,346	360,866
Dole Food Co., Inc. (a)(d)	28,149	362,559
Farmer Brothers Co. (a)	3,100	29,233
Flowers Foods, Inc.	120,921	2,497,019
Fresh Del Monte Produce, Inc.	38,697	955,816
General Mills, Inc.	522,786	20,561,173
Green Mountain Coffee Roasters, Inc. (a)(d)	100,880	2,452,393
H.J. Heinz Co.	287,153	16,000,165
Hain Celestial Group, Inc. (a)(d)	37,478	2,585,607
Hillshire Brands Co.	99,447	2,592,583
Hormel Foods Corp. (d)	148,701	4,270,693
Ingredion, Inc.	69,989	3,767,508
J&J Snack Foods Corp.	10,285	587,274
John B. Sanfilippo & Son, Inc. (a)	4,594	71,161
Kellogg Co.	207,553	10,512,559
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc. Class A	1,533,716	$ 63,695,225
Lancaster Colony Corp.	17,892	1,296,096
McCormick & Co., Inc. (non-vtg.)	124,088	7,623,967
Mead Johnson Nutrition Co. Class A	175,319	12,856,142
Omega Protein Corp. (a)	32,056	231,444
Pilgrims Pride Corp.	40,053	213,082
Post Holdings, Inc. (a)	21,935	654,760
Ralcorp Holdings, Inc. (a)	47,024	3,336,823
Sanderson Farms, Inc. (d)	16,208	713,476
Seneca Foods Corp. Class A (a)	7,029	201,100
Smart Balance, Inc. (a)	45,561	528,052
Smithfield Foods, Inc. (a)	121,954	2,356,151
Snyders-Lance, Inc.	50,907	1,190,715
The Hershey Co.	144,101	10,349,334
The J.M. Smucker Co. (d)	97,554	8,289,163
Tootsie Roll Industries, Inc. (d)	29,529	749,151
TreeHouse Foods, Inc. (a)(d)	29,752	1,545,616
Tyson Foods, Inc. Class A	246,490	3,860,033
		230,548,073
Household Products - 1.8%
Central Garden & Pet Co. Class A (non-vtg.) (a)	34,714	409,625
Church & Dwight Co., Inc.	119,008	6,514,498
Clorox Co.	108,738	7,910,690
Colgate-Palmolive Co.	391,658	41,637,162
Energizer Holdings, Inc.	57,715	3,976,564
Harbinger Group, Inc. (a)	9,831	82,187
Kimberly-Clark Corp.	340,304	28,449,414
Oil-Dri Corp. of America	644	14,748
Orchids Paper Products Co.	2,087	37,399
Procter & Gamble Co.	2,404,619	161,566,351
Spectrum Brands Holdings, Inc.	17,958	661,393
WD-40 Co.	17,410	849,782
		252,109,813
Personal Products - 0.2%
Avon Products, Inc.	410,247	6,338,316
Cyanotech Corp. (a)	2,300	13,432
Elizabeth Arden, Inc. (a)(d)	22,677	1,055,388
Estee Lauder Companies, Inc. Class A (d)	199,942	11,986,523
Herbalife Ltd. (d)	99,016	4,791,384
Inter Parfums, Inc.	14,485	240,451
Mannatech, Inc. (a)	599	3,678
MediFast, Inc. (a)	10,225	285,175
Nature's Sunshine Products, Inc.	2,859	45,086
Nu Skin Enterprises, Inc. Class A	53,831	2,233,448
Nutraceutical International Corp. (a)	4,799	73,425
Prestige Brands Holdings, Inc. (a)(d)	44,548	715,441
Revlon, Inc. (a)	13,966	185,329
Schiff Nutrition International, Inc. (a)(d)	11,821	227,909

	Shares	Value
The Female Health Co.	4,862	$ 32,819
USANA Health Sciences, Inc. (a)(d)	12,622	572,408
		28,800,212
Tobacco - 1.7%
Alliance One International, Inc. (a)(d)	89,449	259,402
Altria Group, Inc.	1,782,428	60,531,255
Lorillard, Inc.	112,003	14,057,497
Philip Morris International, Inc.	1,509,538	134,801,743
Reynolds American, Inc.	311,872	14,377,299
Star Scientific, Inc. (a)(d)	92,291	347,014
Universal Corp. (d)	28,408	1,347,391
Vector Group Ltd. (d)	25,200	428,652
		226,150,253
TOTAL CONSUMER STAPLES		1,310,563,748
ENERGY - 10.1%
Energy Equipment & Services - 1.9%
Atwood Oceanics, Inc. (a)(d)	74,378	3,442,214
Baker Hughes, Inc.	381,760	17,408,256
Basic Energy Services, Inc. (a)(d)	31,153	345,798
Bolt Technology Corp.	7,172	103,062
Bristow Group, Inc.	35,526	1,665,814
C&J Energy Services, Inc. (a)(d)	34,039	685,205
Cal Dive International, Inc. (a)(d)	78,352	116,744
Cameron International Corp. (a)	210,000	11,489,100
Carbo Ceramics, Inc. (d)	16,331	1,149,376
Dawson Geophysical Co. (a)	7,871	167,416
Diamond Offshore Drilling, Inc.	67,074	4,495,299
Dresser-Rand Group, Inc. (a)(d)	61,261	3,101,032
Dril-Quip, Inc. (a)(d)	28,922	2,025,697
ENGlobal Corp. (a)	5,637	3,946
Exterran Holdings, Inc. (a)	51,054	938,883
FMC Technologies, Inc. (a)(d)	211,230	9,894,013
Forbes Energy Services Ltd. (a)	500	1,850
Forum Energy Technologies, Inc.	11,487	271,897
Geokinetics, Inc. (a)	3,794	646
Global Geophysical Services, Inc. (a)	18,062	82,905
Gulf Island Fabrication, Inc.	10,744	279,559
Gulfmark Offshore, Inc. Class A (a)	20,706	726,366
Halliburton Co.	803,327	26,316,993
Helix Energy Solutions Group, Inc. (a)(d)	81,255	1,431,713
Helmerich & Payne, Inc.	83,157	3,795,285
Hercules Offshore, Inc. (a)	189,533	778,981
Hornbeck Offshore Services, Inc. (a)(d)	24,578	954,610
ION Geophysical Corp. (a)(d)	95,187	621,571
Key Energy Services, Inc. (a)(d)	120,415	952,483
Lufkin Industries, Inc.	26,397	1,383,731
Matrix Service Co. (a)	19,340	225,504
McDermott International, Inc. (a)	195,942	2,182,794
Mitcham Industries, Inc. (a)(d)	23,287	356,291
Nabors Industries Ltd. (a)	230,041	3,397,706
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
National Oilwell Varco, Inc.	371,052	$ 29,238,898
Natural Gas Services Group, Inc. (a)	21,602	297,892
Newpark Resources, Inc. (a)(d)	85,435	587,793
Noble Corp.	237,885	9,072,934
Oceaneering International, Inc.	89,475	4,790,492
Oil States International, Inc. (a)	42,406	3,317,845
OYO Geospace Corp. (a)(d)	6,500	595,335
Parker Drilling Co. (a)	122,844	508,574
Patterson-UTI Energy, Inc.	122,546	1,861,474
PHI, Inc. (non-vtg.) (a)(d)	18,377	506,286
Pioneer Energy Services Corp. (a)(d)	46,756	360,021
RigNet, Inc. (a)	15,376	273,078
Rowan Companies PLC (a)	100,922	3,550,436
RPC, Inc. (d)	65,463	801,922
Schlumberger Ltd.	1,168,907	84,605,489
SEACOR Holdings, Inc. (a)	20,388	1,753,572
Superior Energy Services, Inc. (a)	127,758	2,653,534
Tesco Corp. (a)	25,016	254,163
TETRA Technologies, Inc. (a)(d)	50,020	320,628
TGC Industries, Inc.	12,062	73,578
Tidewater, Inc.	43,850	2,079,806
Union Drilling, Inc. (a)(d)	22,880	97,698
Unit Corp. (a)	41,417	1,647,568
Weatherford International Ltd. (a)(d)	651,483	7,661,440
Willbros Group, Inc. (a)	33,113	162,254
		257,865,450
Oil, Gas & Consumable Fuels - 8.2%
Abraxas Petroleum Corp. (a)	126,005	255,790
Adams Resources & Energy, Inc.	1,804	63,320
Alon USA Energy, Inc.	9,432	129,030
Alpha Natural Resources, Inc. (a)	179,504	1,066,254
Amyris, Inc. (a)(d)	41,172	128,457
Anadarko Petroleum Corp.	436,141	30,211,487
Apache Corp.	342,473	29,367,060
APCO Oil and Gas International, Inc.	5,546	89,291
Approach Resources, Inc. (a)	13,537	389,053
Arch Coal, Inc.	174,273	1,064,808
Barnwell Industries, Inc. (a)	2,847	8,740
Berry Petroleum Co. Class A (d)	38,847	1,431,123
Bill Barrett Corp. (a)(d)	29,806	653,646
Bonanza Creek Energy, Inc.	8,119	163,354
BPZ Energy, Inc. (a)(d)	134,116	307,126
Cabot Oil & Gas Corp.	177,906	7,367,087
Callon Petroleum Co. (a)	31,499	174,189
Carrizo Oil & Gas, Inc. (a)(d)	24,378	615,301
Cheniere Energy, Inc. (a)(d)	185,027	2,730,999
Chesapeake Energy Corp.	568,154	10,993,780
Chevron Corp.	1,726,543	193,649,063
Cimarex Energy Co. (d)	71,646	4,098,868
Clayton Williams Energy, Inc. (a)(d)	7,754	372,580
Clean Energy Fuels Corp. (a)(d)	37,770	496,298

	Shares	Value
Cloud Peak Energy, Inc. (a)(d)	54,586	$ 960,168
Cobalt International Energy, Inc. (a)	161,814	3,674,796
Comstock Resources, Inc. (a)(d)	32,496	535,859
Concho Resources, Inc. (a)(d)	88,076	7,903,940
ConocoPhillips	1,104,066	62,699,908
CONSOL Energy, Inc. (d)	196,571	5,936,444
Contango Oil & Gas Co. (a)(d)	16,222	900,808
Continental Resources, Inc. (a)	57,407	4,251,562
CREDO Petroleum Corp. (a)	2,612	37,770
Crimson Exploration, Inc. (a)	12,416	55,624
Crosstex Energy, Inc. (d)	45,920	569,408
CVR Energy, Inc. (a)(d)	13,732	409,488
Delek US Holdings, Inc.	36,764	965,423
Denbury Resources, Inc. (a)	326,466	5,056,958
Devon Energy Corp.	328,357	18,988,885
DHT Holdings, Inc.	4,997	27,633
Double Eagle Petroleum Co. (a)	1,282	5,705
Endeavour International Corp. (a)(d)	33,475	282,864
Energen Corp.	73,288	3,741,352
Energy Partners Ltd. (a)	15,481	266,583
EOG Resources, Inc.	231,290	25,048,707
EQT Corp.	126,418	6,821,515
Evolution Petroleum Corp. (a)	6,950	55,739
EXCO Resources, Inc.	115,116	788,545
Exxon Mobil Corp.	4,094,683	357,465,826
Forest Oil Corp. (a)(d)	81,222	601,855
FX Energy, Inc. (a)(d)	35,252	269,678
Gasco Energy, Inc. (a)	97,844	13,747
Gastar Exploration Ltd. (a)	74,542	119,267
Gevo, Inc. (a)	17,509	61,982
GMX Resources, Inc. (a)(d)	74,770	59,068
Goodrich Petroleum Corp. (a)(d)	33,339	423,405
Green Plains Renewable Energy, Inc. (a)(d)	14,190	65,274
Gulfport Energy Corp. (a)(d)	37,953	998,164
Halcon Resources Corp. (a)	48,622	373,417
Harvest Natural Resources, Inc. (a)(d)	33,266	283,759
Hess Corp.	264,796	13,380,142
HKN, Inc. (a)	104	225
HollyFrontier Corp.	164,291	6,619,284
Houston American Energy Corp. (a)(d)	10,835	9,752
Hyperdynamics Corp. (a)(d)	268,169	187,718
James River Coal Co. (a)(d)	31,067	88,541
Kinder Morgan Holding Co. LLC	412,526	14,756,055
KiOR, Inc. Class A (a)(d)	14,609	111,759
Kodiak Oil & Gas Corp. (a)	378,079	3,380,026
Laredo Petroleum Holdings, Inc.	29,519	642,333
Lucas Energy, Inc. (a)	9,400	15,698
Magellan Petroleum Corp. (a)	35,895	43,433
Magnum Hunter Resources Corp. (d)	135,725	583,618
Magnum Hunter Resources Corp. warrants 10/14/13 (a)(d)	4,197	0
Marathon Oil Corp.	618,053	17,194,234
Marathon Petroleum Corp.	299,496	15,498,918
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Matador Resources Co. (d)	10,890	$ 110,860
McMoRan Exploration Co. (a)(d)	160,744	2,030,197
Midstates Petroleum Co., Inc.	20,651	168,306
Miller Energy Resources, Inc. (a)(d)	24,473	110,618
Murphy Oil Corp. (d)	169,996	8,725,895
Newfield Exploration Co. (a)	113,829	3,714,240
Noble Energy, Inc.	158,479	13,930,304
Northern Oil & Gas, Inc. (a)	45,133	737,473
Oasis Petroleum, Inc. (a)	50,628	1,484,919
Occidental Petroleum Corp.	710,475	60,397,480
Overseas Shipholding Group, Inc. (d)	83,485	501,745
Pacific Ethanol, Inc. (a)(d)	12,492	4,185
Panhandle Royalty Co. Class A	6,335	183,208
PDC Energy, Inc. (a)	25,121	699,117
Peabody Energy Corp.	236,859	5,123,260
Penn Virginia Corp. (d)	41,256	252,074
Petroquest Energy, Inc. (a)(d)	70,948	451,939
Phillips 66	536,226	22,521,492
Pioneer Natural Resources Co.	102,902	10,018,539
Plains Exploration & Production Co. (a)	139,377	5,480,304
QEP Resources, Inc. (d)	148,907	4,272,142
Quicksilver Resources, Inc. (a)(d)	93,566	318,124
Range Resources Corp. (d)	136,167	8,876,727
Recovery Energy, Inc. (a)	5,171	16,806
Renewable Energy Group, Inc.	5,623	29,914
Rentech, Inc. (a)	169,556	373,023
Resolute Energy Corp. (a)	29,689	268,389
Rex American Resources Corp. (a)	3,020	52,548
Rex Energy Corp. (a)	32,188	398,809
Rosetta Resources, Inc. (a)(d)	41,835	1,796,395
Royale Energy, Inc. (a)(d)	5,368	11,971
Sanchez Energy Corp. (d)	7,390	141,001
SandRidge Energy, Inc. (a)(d)	334,445	2,197,304
Saratoga Resources, Inc. (a)(d)	16,554	86,577
SemGroup Corp. Class A (a)	56,834	2,019,880
Ship Finance International Ltd. (NY Shares) (d)	31,210	503,729
SM Energy Co.	62,332	2,943,940
Solazyme, Inc. (a)(d)	23,891	286,453
Southwestern Energy Co. (a)(d)	311,245	9,689,057
Spectra Energy Corp. (d)	568,524	16,066,488
Stone Energy Corp. (a)(d)	34,932	821,950
Sunoco, Inc.	90,108	4,252,197
Swift Energy Co. (a)(d)	28,396	553,438
Synergy Resources Corp. (a)	26,560	74,368
Syntroleum Corp. (a)(d)	150,374	105,262
Targa Resources Corp.	22,682	1,026,814
Teekay Corp.	34,398	1,017,493
Tengasco, Inc. (a)	12,601	8,947
Tesoro Corp.	118,598	4,713,085
Ultra Petroleum Corp. (a)(d)	143,182	2,943,822

	Shares	Value
Uranium Energy Corp. (a)	54,945	$ 140,110
Uranium Resources, Inc. (a)(d)	262,828	118,273
US Energy Corp. (a)	13,579	29,602
USEC, Inc. (a)(d)	83,065	51,500
VAALCO Energy, Inc. (a)(d)	68,248	505,718
Valero Energy Corp. (d)	483,153	15,103,363
Venoco, Inc. (a)(d)	17,373	194,230
Verenium Corp. (a)	522	1,644
Voyager Oil & Gas, Inc. (a)	29,715	36,847
W&T Offshore, Inc.	37,319	644,126
Warren Resources, Inc. (a)(d)	48,923	142,366
Western Refining, Inc.	40,348	1,128,534
Westmoreland Coal Co. (a)(d)	9,150	70,730
Whiting Petroleum Corp. (a)(d)	97,028	4,319,687
Williams Companies, Inc.	537,009	17,329,280
World Fuel Services Corp.	59,334	2,207,818
WPX Energy, Inc.	160,792	2,508,355
ZaZa Energy Corp. (a)(d)	19,430	58,679
Zion Oil & Gas, Inc. (a)(d)	8,166	23,355
		1,116,186,591
TOTAL ENERGY		1,374,052,041
FINANCIALS - 15.7%
Capital Markets - 1.7%
Affiliated Managers Group, Inc. (a)	41,758	4,911,576
Ameriprise Financial, Inc.	193,199	10,608,557
Arlington Asset Investment Corp. (d)	9,211	210,932
Artio Global Investors, Inc. Class A	48,721	151,035
Bank of New York Mellon Corp.	1,054,424	23,766,717
BGC Partners, Inc. Class A	92,324	416,381
BlackRock, Inc. Class A	89,993	15,872,065
Calamos Asset Management, Inc. Class A	22,184	246,908
Charles Schwab Corp.	880,911	11,883,489
CIFI Corp. (a)	3,896	29,337
Cohen & Steers, Inc. (d)	17,375	586,406
Cowen Group, Inc. Class A (a)	80,174	209,254
Diamond Hill Investment Group, Inc.	1,102	80,457
Duff & Phelps Corp. Class A (d)	22,401	296,813
E*TRADE Financial Corp. (a)	196,801	1,686,585
Eaton Vance Corp. (non-vtg.) (d)	83,276	2,255,947
Edelman Financial Group, Inc.	24,098	212,544
Epoch Holding Corp.	13,351	281,172
Evercore Partners, Inc. Class A	15,573	384,653
FBR Capital Markets Corp. (a)	45,886	139,035
Federated Investors, Inc. Class B (non-vtg.) (d)	80,486	1,707,913
Financial Engines, Inc. (a)	31,271	666,072
Franklin Resources, Inc.	129,776	15,235,702
FXCM, Inc. Class A	51,378	450,071
GAMCO Investors, Inc. Class A	6,083	274,343
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
GFI Group, Inc.	69,449	$ 194,457
Gleacher & Co., Inc. (a)	36,175	30,025
Goldman Sachs Group, Inc.	363,507	38,429,960
Greenhill & Co., Inc.	20,317	886,837
HFF, Inc. (a)(d)	24,812	330,000
ICG Group, Inc. (a)	32,808	299,209
Institutional Financial Markets, Inc.	6,881	7,569
INTL FCStone, Inc. (a)(d)	15,053	272,911
Invesco Ltd.	393,763	9,324,308
Investment Technology Group, Inc. (a)	55,680	471,610
Janus Capital Group, Inc. (d)	134,316	1,171,236
Jefferies Group, Inc.	111,540	1,638,523
JMP Group, Inc.	11,989	64,621
KBW, Inc.	24,195	369,942
Knight Capital Group, Inc. Class A (a)	70,305	194,042
Ladenburg Thalmann Financial Services, Inc. (a)	42,620	59,242
Legg Mason, Inc. (d)	154,620	3,800,560
LPL Financial	55,040	1,577,997
Manning & Napier, Inc.	3,941	46,858
Medallion Financial Corp.	4,309	49,080
Morgan Stanley	1,195,806	17,937,090
Northern Trust Corp.	190,824	8,861,867
Oppenheimer Holdings, Inc. Class A (non-vtg.)	6,844	102,112
Penson Worldwide, Inc. (a)(d)	19,665	1,613
Piper Jaffray Companies (a)(d)	20,940	515,333
Raymond James Financial, Inc.	100,886	3,551,187
Safeguard Scientifics, Inc. (a)(d)	26,745	416,152
SEI Investments Co. (d)	114,892	2,498,901
State Street Corp.	429,668	17,874,189
Stifel Financial Corp. (a)(d)	38,055	1,243,637
SWS Group, Inc. (a)	24,189	144,408
T. Rowe Price Group, Inc.	236,667	14,540,820
TD Ameritrade Holding Corp. (d)	195,743	3,349,163
Teton Advisors, Inc. (a)	106	1,299
U.S. Global Investments, Inc. Class A	7,637	39,789
Virtus Investment Partners, Inc. (a)	4,798	410,901
Waddell & Reed Financial, Inc. Class A (d)	70,045	2,073,332
Walter Investment Management Corp.	28,227	790,074
Westwood Holdings Group, Inc.	3,640	133,770
WisdomTree Investments, Inc. (a)	96,770	603,845
		226,872,433
Commercial Banks - 3.2%
1st Source Corp.	8,597	196,270
1st United Bancorp, Inc. (a)	20,464	124,012
Access National Corp.	1,270	17,767
ACNB Corp.	3,789	56,873
Alliance Financial Corp.	5,029	184,413
American National Bankshares, Inc.	2,748	61,280

	Shares	Value
Ameris Bancorp (a)(d)	34,183	$ 405,752
Ames National Corp.	1,209	25,449
Arrow Financial Corp.	15,204	371,586
Associated Banc-Corp.	127,560	1,653,178
BancFirst Corp.	10,611	439,083
Bancorp, Inc., Delaware (a)	16,751	161,982
BancorpSouth, Inc.	61,827	911,330
BancTrust Financial Group, Inc. (a)	4,197	12,171
Bank of Hawaii Corp.	64,151	2,965,701
Bank of Kentucky Financial Corp.	1,699	41,965
Bank of Marin Bancorp	2,794	109,581
Bank of the James Financial Group, Inc. (a)	600	3,198
Bank of the Ozarks, Inc.	37,486	1,203,301
BankUnited, Inc.	40,506	1,022,777
Banner Bank	13,068	315,984
Bar Harbor Bankshares (d)	2,686	96,025
BB&T Corp.	599,553	18,909,902
BBCN Bancorp, Inc. (a)	52,596	658,502
BCB Bancorp, Inc. (d)	2,814	28,844
BOK Financial Corp.	36,579	2,105,853
Boston Private Financial Holdings, Inc.	49,884	473,399
Bridge Bancorp, Inc.	540	10,935
Bridge Capital Holdings (a)	1,107	16,660
Bryn Mawr Bank Corp.	9,420	207,146
BSB Bancorp, Inc.	6,958	88,158
C & F Financial Corp.	573	22,416
Camden National Corp.	1,850	68,302
Capital City Bank Group, Inc.	7,146	63,885
CapitalSource, Inc.	236,039	1,635,750
Cardinal Financial Corp.	11,113	143,913
Cascade Bancorp (a)	4,186	21,851
Cathay General Bancorp	74,072	1,212,559
Center Bancorp, Inc.	6,904	78,982
Centerstate Banks of Florida, Inc.	6,387	52,246
Central Pacific Financial Corp. (a)	21,266	295,597
Century Bancorp, Inc. Class A (non-vtg.)	686	21,547
Chemical Financial Corp.	26,904	617,178
CIT Group, Inc. (a)	177,243	6,692,696
Citizens & Northern Corp.	8,777	168,167
Citizens Republic Bancorp, Inc. (a)	26,148	535,250
City Holding Co.	22,173	756,543
City National Corp. (d)	45,217	2,321,893
CNB Financial Corp., Pennsylvania	7,083	117,365
CoBiz, Inc.	39,972	283,002
Columbia Banking Systems, Inc.	29,815	531,900
Comerica, Inc.	150,887	4,633,740
Commerce Bancshares, Inc.	73,063	2,939,324
Community Bank System, Inc.	29,335	822,553
Community Trust Bancorp, Inc.	13,652	469,492
Cullen/Frost Bankers, Inc.	71,142	3,955,495
CVB Financial Corp.	84,778	1,013,097
Eagle Bancorp, Inc., Maryland (a)	8,538	145,488
East West Bancorp, Inc.	172,545	3,785,637
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Eastern Virginia Bankshares, Inc. (a)	821	$ 3,497
Enterprise Bancorp, Inc.	803	12,720
Enterprise Financial Services Corp.	12,168	150,518
Farmers National Banc Corp.	14,652	89,084
Fidelity Southern Corp. (d)	3,298	29,055
Fifth Third Bancorp	855,912	12,958,508
Financial Institutions, Inc.	12,700	222,250
First Bancorp, North Carolina	9,193	91,286
First Bancorp, Puerto Rico (a)	46,129	176,213
First Busey Corp.	50,381	241,829
First California Financial Group, Inc. (a)	10,516	73,822
First Citizen Bancshares, Inc.	4,653	768,396
First Commonwealth Financial Corp.	74,665	519,668
First Community Bancshares, Inc.	8,561	127,216
First Connecticut Bancorp, Inc.	11,897	155,018
First Financial Bancorp, Ohio	41,951	682,962
First Financial Bankshares, Inc. (d)	43,848	1,525,033
First Financial Corp., Indiana	8,837	269,263
First Financial Service Corp. (a)	2,521	8,824
First Horizon National Corp.	177,392	1,589,432
First Interstate Bancsystem, Inc.	19,621	280,580
First M&F Corp.	2,170	14,778
First Merchants Corp.	25,012	352,169
First Midwest Bancorp, Inc., Delaware	83,782	989,465
First Niagara Financial Group, Inc.	297,749	2,349,240
First of Long Island Corp.	1,768	52,952
First Republic Bank	67,611	2,210,204
First United Corp. (a)	3,018	15,543
FirstMerit Corp.	79,130	1,241,550
FNB Corp., Pennsylvania	105,430	1,154,459
FNB United Corp. (a)(d)	6,555	79,971
Fulton Financial Corp.	148,647	1,446,335
German American Bancorp, Inc. (d)	4,623	106,329
Glacier Bancorp, Inc.	63,024	971,200
Great Southern Bancorp, Inc.	6,815	200,225
Green Bankshares, Inc. (a)	6,941	12,563
Guaranty Bancorp (a)	13,950	27,761
Hampton Roads Bankshares, Inc. (a)(d)	18,252	36,504
Hampton Roads Bankshares, Inc. rights 9/6/12 (a)	18,252	44,133
Hancock Holding Co.	65,414	1,938,871
Hanmi Financial Corp. (a)	26,311	328,624
Hawthorn Bancshares, Inc.	1,439	12,793
Heartland Financial USA, Inc.	6,878	180,135
Heritage Commerce Corp. (a)	14,712	97,246
Heritage Financial Corp., Washington (d)	12,768	178,624
Heritage Oaks Bancorp (a)	3,340	19,038
Home Bancshares, Inc.	25,101	790,933
HomeTrust Bancshares, Inc.	20,129	253,223
Horizon Bancorp Industries	471	12,745
Hudson Valley Holding Corp.	14,551	245,766

	Shares	Value
Huntington Bancshares, Inc.	721,590	$ 4,762,494
IBERIABANK Corp. (d)	22,592	1,059,791
Independent Bank Corp. (a)(d)	1,144	3,089
Independent Bank Corp., Massachusetts (d)	25,945	756,556
International Bancshares Corp.	64,813	1,183,485
Intervest Bancshares Corp. Class A (a)	6,160	22,915
Investors Bancorp, Inc. (a)	53,522	918,973
KeyCorp	879,084	7,410,678
Lakeland Bancorp, Inc.	9,477	96,002
Lakeland Financial Corp.	13,545	359,755
M&T Bank Corp.	113,824	9,891,306
Macatawa Bank Corp. (a)	22,839	69,202
MainSource Financial Group, Inc.	13,271	159,650
MB Financial, Inc.	39,661	809,878
MBT Financial Corp. (a)	1,548	4,489
Merchants Bancshares, Inc.	5,246	146,940
Metro Bancorp, Inc. (a)	11,557	145,040
Metrocorp Bancshares, Inc. (a)(d)	6,201	65,545
Midsouth Bancorp, Inc.	5,240	68,225
National Bankshares, Inc.	5,803	184,245
National Penn Bancshares, Inc. (d)	120,787	1,075,004
NBT Bancorp, Inc.	33,888	712,665
NewBridge Bancorp (a)	7,211	33,964
North Valley Bancorp (a)	849	11,759
Northrim Bancorp, Inc.	2,935	60,461
Old National Bancorp, Indiana	66,861	882,565
Old Second Bancorp, Inc. (a)(d)	18,605	26,791
OmniAmerican Bancorp, Inc. (a)	6,877	151,225
Oriental Financial Group, Inc. (d)	35,695	378,367
Orrstown Financial Services, Inc.	5,669	49,604
Pacific Capital Bancorp NA (a)(d)	19,182	880,837
Pacific Continental Corp.	3,048	27,402
Pacific Mercantile Bancorp (a)	9,641	62,763
Pacific Premier Bancorp, Inc. (a)	35	319
PacWest Bancorp	32,508	756,786
Park National Corp. (d)	10,514	708,118
Park Sterling Corp. (a)	12,670	60,816
Penns Woods Bancorp, Inc.	1,028	40,956
Peoples Bancorp, Inc.	3,334	73,681
Peoples Financial Corp., Mississippi	2,667	28,217
Pinnacle Financial Partners, Inc. (a)(d)	30,086	575,846
PNC Financial Services Group, Inc.	462,162	28,727,990
Popular, Inc. (a)	84,827	1,343,660
Preferred Bank, Los Angeles (a)	1,131	14,579
Premier Financial Bancorp, Inc. (a)	115	1,019
PrivateBancorp, Inc.	92,031	1,500,105
Prosperity Bancshares, Inc. (d)	34,532	1,453,797
Regions Financial Corp.	1,395,082	9,709,771
Renasant Corp.	22,516	411,818
Republic Bancorp, Inc., Kentucky Class A (d)	18,205	410,523
Royal Bancshares of Pennsylvania, Inc. Class A (a)	2,700	5,778
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
S&T Bancorp, Inc.	32,238	$ 559,329
S.Y. Bancorp, Inc.	6,551	153,228
Sandy Spring Bancorp, Inc.	13,803	253,147
SCBT Financial Corp.	10,493	421,924
Seacoast Banking Corp., Florida (a)	25,630	37,676
Shore Bancshares, Inc.	2,958	16,654
Sierra Bancorp (d)	3,618	39,364
Signature Bank (a)	39,428	2,548,232
Simmons First National Corp. Class A	10,951	254,939
Southside Bancshares, Inc. (d)	12,735	279,024
Southwest Bancorp, Inc., Oklahoma (a)	15,446	170,833
State Bank Financial Corp.	26,469	428,798
StellarOne Corp.	11,962	158,497
Sterling Bancorp, New York	27,642	274,485
Sterling Financial Corp., Washington	40,387	856,204
Suffolk Bancorp (a)	15,697	237,653
Sun Bancorp, Inc., New Jersey (a)	48,802	141,526
SunTrust Banks, Inc.	455,264	11,458,995
Susquehanna Bancshares, Inc.	163,794	1,721,475
SVB Financial Group (a)	38,629	2,240,096
Synovus Financial Corp.	1,219,415	2,536,383
Taylor Capital Group, Inc. (a)	9,976	167,996
TCF Financial Corp. (d)	106,955	1,189,340
Texas Capital Bancshares, Inc. (a)(d)	44,486	2,047,246
The First Bancorp, Inc.	2,896	47,581
TIB Financial Corp. (a)	215	2,580
Tompkins Financial Corp. (d)	6,518	253,159
TowneBank (d)	18,594	273,704
Trico Bancshares	12,062	185,272
Trustmark Corp.	93,647	2,218,497
U.S. Bancorp	1,676,518	56,012,466
UMB Financial Corp.	29,731	1,457,711
Umpqua Holdings Corp. (d)	89,344	1,129,308
Union/First Market Bankshares Corp.	16,413	240,943
United Bankshares, Inc., West Virginia	35,646	867,267
United Community Banks, Inc., Georgia (a)	30,818	245,928
Univest Corp. of Pennsylvania	10,023	164,678
Valley National Bancorp	184,448	1,789,146
Virginia Commerce Bancorp, Inc. (a)	37,552	303,796
Washington Banking Co., Oak Harbor	5,615	76,532
Washington Trust Bancorp, Inc.	15,489	383,508
Webster Financial Corp. (d)	53,186	1,131,798
Wellesley Bancorp, Inc.	673	9,772
Wells Fargo & Co.	4,360,240	148,378,967
WesBanco, Inc.	18,333	372,527
West Bancorp., Inc.	1,202	12,188
West Coast Bancorp (a)	10,217	203,523
Westamerica Bancorp.	22,409	1,043,139
Western Alliance Bancorp. (a)(d)	61,889	576,187
Wilshire Bancorp, Inc. (a)(d)	41,540	260,040

	Shares	Value
Wintrust Financial Corp. (d)	26,208	$ 980,441
Zions Bancorporation	148,595	2,860,454
		429,593,098
Consumer Finance - 0.8%
American Express Co.	901,358	52,549,171
Capital One Financial Corp.	509,306	28,791,068
Cash America International, Inc. (d)	23,667	918,753
CompuCredit Holdings Corp. (a)(d)	48,566	294,796
Consumer Portfolio Services, Inc. (a)	2,464	6,530
Credit Acceptance Corp. (a)	7,047	693,848
DFC Global Corp. (a)	43,285	805,967
Discover Financial Services	458,933	17,774,475
EZCORP, Inc. (non-vtg.) Class A (a)	38,333	868,242
First Cash Financial Services, Inc. (a)(d)	20,653	921,537
First Marblehead Corp. (a)(d)	51,880	60,181
Green Dot Corp. Class A (a)	59,909	685,958
Imperial Holdings, Inc. (a)(d)	16,708	63,992
Nelnet, Inc. Class A	22,213	532,001
Netspend Holdings, Inc. (a)(d)	44,711	423,860
SLM Corp.	416,481	6,559,576
World Acceptance Corp. (a)(d)	15,268	1,114,564
		113,064,519
Diversified Financial Services - 2.4%
Bank of America Corp.	9,393,167	75,051,404
CBOE Holdings, Inc.	75,768	2,154,842
Citigroup, Inc.	2,561,129	76,091,143
CME Group, Inc.	280,339	15,390,611
Gain Capital Holdings, Inc.	15,735	70,335
Interactive Brokers Group, Inc.	35,966	497,050
IntercontinentalExchange, Inc. (a)	65,579	8,964,649
JPMorgan Chase & Co.	3,327,074	123,567,528
Leucadia National Corp. (d)	171,685	3,670,625
Life Partners Holdings, Inc.	18,668	29,682
MarketAxess Holdings, Inc.	24,049	783,276
Marlin Business Services Corp.	13,319	220,296
MicroFinancial, Inc.	86	774
Moody's Corp.	174,260	6,900,696
MSCI, Inc. Class A (a)	104,153	3,653,687
NewStar Financial, Inc. (a)(d)	27,065	320,179
NYSE Euronext	235,811	5,907,066
PHH Corp. (a)	45,131	787,536
PICO Holdings, Inc. (a)(d)	18,345	399,554
Resource America, Inc. Class A	2,362	14,975
The NASDAQ Stock Market, Inc.	124,702	2,851,935
Vector Capital Corp. rights (a)	4,280	0
		327,327,843
Insurance - 3.8%
21st Century Holding Co. (a)	1,278	7,055
ACE Ltd.	295,427	21,781,833
AFLAC, Inc.	407,196	18,804,311
Alleghany Corp.	15,066	5,079,502
Allied World Assurance Co. Holdings Ltd.	28,043	2,202,217
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Allstate Corp.	408,915	$ 15,244,351
American Equity Investment Life Holding Co. (d)	51,311	593,155
American Financial Group, Inc.	76,865	2,887,049
American International Group, Inc. (a)	623,568	21,407,089
American National Insurance Co.	11,975	846,513
American Safety Insurance Group Ltd. (a)	2,651	45,677
Amerisafe, Inc. (a)(d)	28,834	724,887
Amtrust Financial Services, Inc. (d)	26,184	682,617
Aon PLC	286,173	14,869,549
Arch Capital Group Ltd. (a)(d)	122,181	4,876,244
Argo Group International Holdings, Ltd.	29,792	880,652
Arthur J. Gallagher & Co.	116,853	4,173,989
Aspen Insurance Holdings Ltd.	52,278	1,520,244
Assurant, Inc.	95,115	3,352,804
Assured Guaranty Ltd.	155,664	2,054,765
Axis Capital Holdings Ltd.	106,761	3,637,347
Baldwin & Lyons, Inc. Class B	5,084	114,492
Berkshire Hathaway, Inc. Class B (a)	1,672,141	141,028,372
Brown & Brown, Inc.	91,189	2,392,799
Cincinnati Financial Corp.	161,273	6,234,814
Citizens, Inc. Class A (a)(d)	17,940	175,274
CNA Financial Corp.	51,802	1,353,068
CNO Financial Group, Inc.	165,388	1,471,953
Crawford & Co. Class B	10,464	46,774
Donegal Group, Inc. Class A (d)	4,528	64,886
Eastern Insurance Holdings, Inc. (d)	901	14,912
eHealth, Inc. (a)	26,343	435,713
EMC Insurance Group	5,816	114,226
Employers Holdings, Inc.	36,335	662,387
Endurance Specialty Holdings Ltd.	33,058	1,249,923
Enstar Group Ltd. (a)(d)	9,122	843,420
Erie Indemnity Co. Class A (d)	24,672	1,573,333
Everest Re Group Ltd.	35,638	3,694,235
FBL Financial Group, Inc. Class A	12,986	430,096
Fidelity National Financial, Inc. Class A	160,871	3,030,810
First Acceptance Corp. (a)	4,055	5,109
First American Financial Corp.	99,791	1,922,973
Flagstone Reinsurance Holdings Ltd.	25,303	216,088
Fortegra Financial Corp. (a)	10,670	85,040
Genworth Financial, Inc. Class A (a)	397,951	2,105,161
Global Indemnity PLC (a)	13,709	276,511
Greenlight Capital Re, Ltd. (a)(d)	17,063	414,290
Hallmark Financial Services, Inc. (a)	10,337	82,593
Hanover Insurance Group, Inc.	48,173	1,719,294
Hartford Financial Services Group, Inc.	368,537	6,607,868
HCC Insurance Holdings, Inc.	77,118	2,551,063
Hilltop Holdings, Inc. (a)(d)	54,392	609,190
Horace Mann Educators Corp.	37,921	666,272
Independence Holding Co. (d)	16,014	163,183
Infinity Property & Casualty Corp.	13,372	750,169

	Shares	Value
Investors Title Co.	1,086	$ 67,929
Kansas City Life Insurance Co.	2,863	101,236
Kemper Corp.	39,717	1,215,340
Lincoln National Corp.	231,248	5,369,579
Loews Corp.	308,435	12,537,883
Maiden Holdings Ltd.	73,970	679,045
Markel Corp. (a)	8,688	3,778,411
Marsh & McLennan Companies, Inc.	459,506	15,701,320
MBIA, Inc. (a)(d)	133,617	1,453,753
Meadowbrook Insurance Group, Inc.	46,791	355,144
Mercury General Corp.	16,938	648,556
MetLife, Inc.	713,807	24,362,233
Montpelier Re Holdings Ltd. (d)	62,043	1,337,647
National Financial Partners Corp. (a)(d)	57,169	842,671
National Interstate Corp.	3,585	89,087
National Western Life Insurance Co. Class A	2,078	287,616
Navigators Group, Inc. (a)(d)	15,156	735,975
Old Republic International Corp.	205,421	1,772,783
OneBeacon Insurance Group Ltd.	20,572	265,585
PartnerRe Ltd.	50,153	3,681,230
Phoenix Companies, Inc. (a)(d)	3,067	94,586
Platinum Underwriters Holdings Ltd.	32,909	1,307,804
Presidential Life Corp.	17,026	237,342
Primerica, Inc.	38,359	1,118,548
Principal Financial Group, Inc.	266,275	7,306,586
ProAssurance Corp.	25,078	2,237,710
Progressive Corp. (d)	507,847	9,918,252
Protective Life Corp.	60,558	1,710,764
Prudential Financial, Inc.	422,116	23,009,543
Reinsurance Group of America, Inc.	67,866	3,986,449
RenaissanceRe Holdings Ltd.	38,496	2,973,816
RLI Corp.	13,036	825,961
Safety Insurance Group, Inc.	14,899	674,776
SeaBright Insurance Holdings, Inc.	38,085	418,173
Selective Insurance Group, Inc.	35,800	641,894
StanCorp Financial Group, Inc. (d)	37,431	1,168,596
State Auto Financial Corp.	6,222	87,419
Stewart Information Services Corp.	21,434	423,750
Symetra Financial Corp.	63,181	772,072
The Chubb Corp.	243,401	17,984,900
The Travelers Companies, Inc.	336,456	21,782,161
Torchmark Corp.	96,240	4,925,563
Tower Group, Inc.	56,423	1,051,725
United Fire Group, Inc.	20,054	443,996
Universal Insurance Holdings, Inc.	15,547	54,415
Unum Group	290,729	5,672,123
Validus Holdings Ltd.	64,750	2,169,773
W.R. Berkley Corp.	93,123	3,480,938
White Mountains Insurance Group Ltd.	5,519	2,871,756
XL Group PLC Class A	291,212	6,732,821
		510,145,376
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 3.5%
Acadia Realty Trust (SBI)	40,453	$ 1,007,280
AG Mortgage Investment Trust, Inc.	18,957	447,385
Agree Realty Corp.	17,794	441,647
Alexanders, Inc.	2,701	1,214,478
Alexandria Real Estate Equities, Inc.	48,539	3,587,032
American Assets Trust, Inc.	30,756	838,409
American Campus Communities, Inc.	76,900	3,585,078
American Capital Agency Corp. (d)	286,398	9,978,106
American Capital Mortgage Investment Corp.	16,842	416,503
American Realty Capital Trust, Inc.	146,000	1,722,800
American Tower Corp.	351,880	24,772,352
Annaly Capital Management, Inc.	866,104	14,992,260
Anworth Mortgage Asset Corp.	251,516	1,725,400
Apartment Investment & Management Co. Class A	129,351	3,425,214
Apollo Commercial Real Estate Finance, Inc.	23,002	402,995
Apollo Residential Mortgage, Inc.	12,502	255,541
Arbor Realty Trust, Inc.	29,871	171,758
Ares Commercial Real Estate Corp.	17,618	296,687
Armour Residential REIT, Inc.	308,495	2,301,373
Ashford Hospitality Trust, Inc.	69,895	578,731
Associated Estates Realty Corp.	41,987	638,622
AvalonBay Communities, Inc.	89,330	12,641,982
BioMed Realty Trust, Inc.	115,007	2,131,080
Boston Properties, Inc.	129,641	14,536,645
Brandywine Realty Trust (SBI)	116,242	1,418,152
BRE Properties, Inc.	63,648	3,177,308
BRT Realty Trust (a)	5,568	34,744
Camden Property Trust (SBI)	63,464	4,406,306
Campus Crest Communities, Inc.	32,807	354,316
Capital Trust, Inc. Class A (a)	19,793	61,358
CapLease, Inc.	46,796	229,300
Capstead Mortgage Corp.	68,354	980,196
CBL & Associates Properties, Inc.	105,320	2,250,688
Cedar Shopping Centers, Inc.	35,947	197,349
Chatham Lodging Trust	14,263	199,825
Chesapeake Lodging Trust	21,838	406,842
Chimera Investment Corp.	1,225,514	3,112,806
Colonial Properties Trust (SBI)	73,570	1,612,654
Colony Financial, Inc.	21,335	409,845
CommonWealth REIT	67,934	1,016,972
Coresite Realty Corp.	15,524	422,098
Corporate Office Properties Trust (SBI)	60,016	1,341,958
Cousins Properties, Inc.	110,370	881,856
Crexus Investment Corp.	50,256	516,632
CubeSmart	77,898	1,004,884
Cys Investments, Inc. (d)	133,902	1,925,511
DCT Industrial Trust, Inc.	159,549	1,008,350
DDR Corp.	287,291	4,372,569

	Shares	Value
DiamondRock Hospitality Co.	161,462	$ 1,553,264
Digital Realty Trust, Inc.	110,501	8,233,430
Douglas Emmett, Inc.	105,413	2,528,858
Duke Realty LP	198,989	2,885,341
DuPont Fabros Technology, Inc. (d)	100,616	2,772,977
EastGroup Properties, Inc.	24,180	1,296,048
Education Realty Trust, Inc.	93,993	1,086,559
Entertainment Properties Trust (SBI)	65,817	3,000,597
Equity Lifestyle Properties, Inc.	37,774	2,597,340
Equity One, Inc.	40,590	860,508
Equity Residential (SBI)	261,168	15,774,547
Essex Property Trust, Inc.	29,583	4,496,024
Excel Trust, Inc.	30,162	354,102
Extra Space Storage, Inc.	78,885	2,690,767
Federal Realty Investment Trust (SBI)	65,716	7,091,414
FelCor Lodging Trust, Inc. (a)	200,216	929,002
First Industrial Realty Trust, Inc. (a)	56,203	725,019
First Potomac Realty Trust	52,713	675,254
Franklin Street Properties Corp.	68,554	762,320
General Growth Properties, Inc.	364,744	7,506,432
Getty Realty Corp. (d)	23,628	423,177
Gladstone Commercial Corp.	10,709	191,584
Glimcher Realty Trust	104,869	1,099,027
Government Properties Income Trust (d)	25,248	570,352
Gramercy Capital Corp. (a)	25,709	68,900
Gyrodyne Co. of America, Inc. (a)	302	33,673
Hatteras Financial Corp.	121,103	3,510,776
HCP, Inc.	368,351	16,892,577
Health Care REIT, Inc.	179,617	10,496,817
Healthcare Realty Trust, Inc.	63,147	1,531,946
Healthcare Trust of America, Inc.	31,815	299,061
Hersha Hospitality Trust (d)	142,012	707,220
Highwoods Properties, Inc. (SBI)	48,585	1,584,357
Home Properties, Inc.	35,000	2,234,750
Hospitality Properties Trust (SBI)	104,935	2,525,785
Host Hotels & Resorts, Inc. (d)	620,903	9,499,816
Hudson Pacific Properties, Inc.	14,404	255,527
Inland Real Estate Corp.	58,987	483,693
Invesco Mortgage Capital, Inc.	96,602	1,979,375
Investors Real Estate Trust	69,850	583,248
iStar Financial, Inc. (a)(d)	71,516	513,485
Kilroy Realty Corp.	54,084	2,553,306
Kimco Realty Corp. (d)	343,109	6,971,975
Kite Realty Group Trust	30,457	156,549
LaSalle Hotel Properties (SBI)	60,809	1,657,045
Lexington Corporate Properties Trust	108,388	1,016,679
Liberty Property Trust (SBI)	90,608	3,341,623
LTC Properties, Inc.	26,907	907,842
Mack-Cali Realty Corp.	78,978	2,108,713
Medical Properties Trust, Inc.	109,056	1,124,367
MFA Financial, Inc.	290,341	2,377,893
Mid-America Apartment Communities, Inc.	32,259	2,193,612
Mission West Properties, Inc.	43,562	392,929
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Monmouth Real Estate Investment Corp. Class A	17,653	$ 197,184
MPG Office Trust, Inc. (a)(d)	149,383	522,841
National Health Investors, Inc.	21,683	1,132,720
National Retail Properties, Inc.	63,779	1,980,976
New York Mortgage Trust, Inc. (d)	27,320	188,235
NorthStar Realty Finance Corp. (d)	108,447	636,584
Omega Healthcare Investors, Inc.	72,226	1,734,869
One Liberty Properties, Inc.	11,261	215,198
Parkway Properties, Inc.	31,704	368,083
Pebblebrook Hotel Trust	35,559	840,259
Pennsylvania Real Estate Investment Trust (SBI)	54,751	860,686
Pennymac Mortgage Investment Trust	24,225	521,807
Piedmont Office Realty Trust, Inc. Class A	148,914	2,527,071
Plum Creek Timber Co., Inc. (d)	155,723	6,373,742
PMC Commercial Trust	8,500	63,155
Post Properties, Inc.	41,888	2,138,382
Potlatch Corp.	27,984	1,009,103
Prologis, Inc.	397,128	13,569,864
PS Business Parks, Inc.	16,465	1,122,419
Public Storage	124,189	18,076,951
RAIT Financial Trust (d)	83,839	394,043
Ramco-Gershenson Properties Trust (SBI)	36,987	479,352
Rayonier, Inc.	96,578	4,731,356
Realty Income Corp.	115,752	4,876,632
Redwood Trust, Inc.	60,890	872,554
Regency Centers Corp.	90,033	4,411,617
Resource Capital Corp.	43,562	260,501
Retail Opportunity Investments Corp. (d)	70,350	884,300
Retail Properties America, Inc.	28,399	318,637
RLJ Lodging Trust	55,727	994,170
Rouse Properties, Inc.	17,327	240,845
Sabra Health Care REIT, Inc.	44,632	855,595
Saul Centers, Inc.	11,025	475,288
Select Income (REIT)	8,166	202,598
Senior Housing Properties Trust (SBI)	130,138	2,878,653
Simon Property Group, Inc.	254,181	40,338,525
SL Green Realty Corp.	78,146	6,298,568
Sovran Self Storage, Inc.	21,775	1,237,909
Stag Industrial, Inc.	20,374	313,556
Starwood Property Trust, Inc.	94,106	2,216,196
Strategic Hotel & Resorts, Inc. (a)	334,781	2,042,164
Summit Hotel Properties, Inc.	27,924	237,912
Sun Communities, Inc.	36,167	1,656,810
Sunstone Hotel Investors, Inc. (a)	81,015	844,986
Tanger Factory Outlet Centers, Inc.	70,579	2,367,925
Taubman Centers, Inc.	39,924	3,194,718
Terreno Realty Corp.	12,136	182,768
The Macerich Co.	107,006	6,374,347
Two Harbors Investment Corp.	226,568	2,625,923

	Shares	Value
UDR, Inc.	196,039	$ 4,949,985
UMH Properties, Inc.	4,692	52,785
Universal Health Realty Income Trust (SBI)	13,491	582,406
Urstadt Biddle Properties, Inc.	314	5,906
Urstadt Biddle Properties, Inc. Class A	26,585	518,408
Ventas, Inc.	265,302	17,374,628
Vornado Realty Trust	159,312	12,931,355
Washington (REIT) (SBI)	61,934	1,663,547
Weingarten Realty Investors (SBI)	85,028	2,374,832
Western Asset Mortgage Capital Corp.	6,766	145,063
Weyerhaeuser Co.	448,138	11,163,118
Whitestone REIT Class B	1,800	23,652
Winthrop Realty Trust	18,504	210,205
		480,443,826
Real Estate Management & Development - 0.1%
Alexander & Baldwin, Inc.	34,546	1,023,253
American Realty Capital Properties, Inc.	7,446	85,629
AV Homes, Inc. (a)	12,051	177,632
Brookfield Properties Corp.	214,367	3,599,060
CBRE Group, Inc. (a)	244,146	4,226,167
Consolidated-Tomoka Land Co. (d)	2,432	70,042
Forest City Enterprises, Inc. Class A (a)(d)	131,291	1,979,868
Forestar Group, Inc. (a)	31,999	460,466
Howard Hughes Corp. (a)	21,592	1,420,538
Jones Lang LaSalle, Inc.	31,527	2,274,043
Kennedy-Wilson Holdings, Inc.	35,815	495,680
Maui Land & Pineapple, Inc. (a)	31,310	101,758
Tejon Ranch Co. (a)(d)	11,342	317,122
The St. Joe Co. (a)(d)	111,664	2,140,599
Thomas Properties Group, Inc.	21,091	117,266
Transcontinental Realty Investors, Inc. (a)	20,697	83,823
Zillow, Inc. (a)(d)	16,135	671,377
ZipRealty, Inc. (a)	11,622	26,033
		19,270,356
Thrifts & Mortgage Finance - 0.2%
ASB Bancorp, Inc.	4,145	60,103
Astoria Financial Corp.	69,632	701,194
Bank Mutual Corp.	56,001	244,164
BankFinancial Corp.	19,300	148,417
BBX Capital Corp. (a)(d)	18,261	114,131
Beacon Federal Bancorp, Inc.	2,337	46,553
Beneficial Mutual Bancorp, Inc. (a)(d)	37,525	330,595
Berkshire Hills Bancorp, Inc.	12,304	273,764
BofI Holding, Inc. (a)	11,427	269,106
Brookline Bancorp, Inc., Delaware	86,924	737,985
Camco Financial Corp. (a)	347	746
Cape Bancorp, Inc. (a)(d)	2,611	23,891
Capitol Federal Financial, Inc.	173,299	2,057,059
CFS Bancorp, Inc.	688	3,887
Charter Financial Corp., Georgia	1,200	11,352
Chicopee Bancorp, Inc. (a)	1,816	27,004
Citizens South Banking Corp., Delaware	10,776	75,324
Clifton Savings Bancorp, Inc.	15,589	152,149
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Dime Community Bancshares, Inc.	51,879	$ 725,268
Doral Financial Corp. (a)	159,443	172,198
ESB Financial Corp. (d)	7,915	108,673
ESSA Bancorp, Inc.	4,298	43,582
EverBank Financial Corp.	16,362	194,217
Farmer Mac Class C (non-vtg.)	8,894	220,215
First Defiance Financial Corp.	6,145	102,253
First Financial Holdings, Inc.	12,257	156,644
First Financial Northwest, Inc. (a)	2,197	16,697
First PacTrust Bancorp, Inc.	4,303	51,894
Flagstar Bancorp, Inc. (a)	372,060	351,039
Flushing Financial Corp.	47,044	716,951
Fox Chase Bancorp, Inc.	14,307	216,036
Franklin Financial Corp./VA (a)	16,347	272,178
Guaranty Federal Bancshares, Inc. (a)	924	6,579
HF Financial Corp.	2,735	33,941
Hingham Institution for Savings (d)	1,505	94,634
Home Federal Bancorp, Inc.	9,753	103,577
HomeStreet, Inc.	1,670	59,185
Hudson City Bancorp, Inc.	532,335	3,827,489
IF Bancorp, Inc. (a)	3,112	40,145
Indiana Community Bancorp	2,264	56,125
Kaiser Federal Financial Group, Inc.	10,338	157,965
Kearny Financial Corp.	2,196	21,235
Meridian Interstate Bancorp, Inc. (a)	750	11,175
MGIC Investment Corp. (a)(d)	129,823	153,191
NASB Financial, Inc. (a)(d)	1,203	23,759
Nationstar Mortgage Holdings, Inc.	11,929	323,514
New York Community Bancorp, Inc. (d)	366,326	4,857,483
Northfield Bancorp, Inc.	9,876	148,140
Northwest Bancshares, Inc.	92,094	1,112,496
OceanFirst Financial Corp.	5,851	82,499
Ocwen Financial Corp. (a)	95,661	2,461,358
Oritani Financial Corp.	26,763	391,543
People's United Financial, Inc.	329,770	3,947,347
Peoples Federal Bancshares, Inc.	1,156	19,294
Poage Bankshares, Inc.	2,365	29,799
Provident Financial Holdings, Inc.	3,066	40,441
Provident Financial Services, Inc.	56,391	870,677
Provident New York Bancorp	44,223	379,433
PVF Capital Corp. (a)	11,916	24,785
Radian Group, Inc. (d)	84,170	282,811
Riverview Bancorp, Inc. (a)	6,875	8,594
Rockville Financial, Inc.	5,182	62,132
Teche Holding Co.	130	5,096
Territorial Bancorp, Inc.	13,244	305,407
TF Financial Corp.	1,705	39,164
TFS Financial Corp. (a)	149,374	1,320,466
Timberland Bancorp, Inc. (a)	5,034	29,248
Tree.com, Inc. (a)	3,275	49,846
Trustco Bank Corp., New York	73,043	407,580

	Shares	Value
United Community Financial Corp., Ohio (a)	11,112	$ 32,336
United Financial Bancorp, Inc.	9,158	130,685
ViewPoint Financial Group	25,777	475,070
Walker & Dunlop, Inc. (a)	10,954	144,812
Washington Federal, Inc.	81,888	1,318,397
Westfield Financial, Inc.	28,907	209,287
WSFS Financial Corp.	10,396	421,766
		33,145,775
TOTAL FINANCIALS		2,139,863,226
HEALTH CARE - 11.6%
Biotechnology - 1.9%
Aastrom Biosciences, Inc. (a)	78,454	131,018
Acadia Pharmaceuticals, Inc. (a)	28,029	49,892
Achillion Pharmaceuticals, Inc. (a)	33,398	234,788
Acorda Therapeutics, Inc. (a)	26,790	612,152
ADVENTRX Pharmaceuticals, Inc. (a)(d)	13,759	9,627
Aegerion Pharmaceuticals, Inc. (a)	17,880	248,890
Affymax, Inc. (a)(d)	66,177	1,170,671
Agenus, Inc. (a)	7,526	34,544
Alexion Pharmaceuticals, Inc. (a)(d)	166,472	17,847,463
Alkermes PLC (a)	80,771	1,482,148
Allos Therapeutics, Inc. (a)	74,291	134,467
Alnylam Pharmaceuticals, Inc. (a)(d)	34,904	638,394
AMAG Pharmaceuticals, Inc. (a)(d)	31,420	464,702
Amgen, Inc.	682,632	57,286,477
Amicus Therapeutics, Inc. (a)	11,979	58,697
Anacor Pharmaceuticals, Inc. (a)	8,597	52,872
Anthera Pharmaceuticals, Inc. (a)	45,190	40,671
Arena Pharmaceuticals, Inc. (a)(d)	227,861	2,059,863
ARIAD Pharmaceuticals, Inc. (a)(d)	125,000	2,570,000
ArQule, Inc. (a)(d)	65,290	342,120
Array Biopharma, Inc. (a)	101,050	559,817
Arrowhead Research Corp. (a)(d)	3,000	8,040
Astex Pharmaceuticals, Inc. (a)	46,939	132,837
Athersys, Inc. (a)	20,200	30,502
AVEO Pharmaceuticals, Inc. (a)	29,278	280,776
BioCryst Pharmaceuticals, Inc. (a)	40,934	178,882
Biogen Idec, Inc. (a)	214,783	31,485,040
BioMarin Pharmaceutical, Inc. (a)(d)	96,882	3,617,574
BioMimetic Therapeutics, Inc. (a)	29,891	114,781
Biospecifics Technologies Corp. (a)	1,441	27,062
BioTime, Inc. (a)(d)	32,076	129,908
Cardium Therapeutics, Inc. (a)(d)	185,107	42,945
Cel-Sci Corp. (a)(d)	283,400	90,716
Celgene Corp. (a)	381,218	27,462,945
Cell Therapeutics, Inc. (a)(d)	100,397	43,673
Celldex Therapeutics, Inc. (a)(d)	29,641	167,175
Celsion Corp. (a)(d)	15,910	71,595
Cepheid, Inc. (a)(d)	52,716	1,989,502
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Chelsea Therapeutics International Ltd. (a)(d)	75,408	$ 79,178
ChemoCentryx, Inc.	1,737	18,239
Cleveland Biolabs, Inc. (a)(d)	16,887	27,864
Clovis Oncology, Inc.	10,214	178,643
Codexis, Inc. (a)	13,589	30,847
Coronado Biosciences, Inc. (a)(d)	10,731	65,996
Cubist Pharmaceuticals, Inc. (a)(d)	52,178	2,410,624
Cubist Pharmaceuticals, Inc. rights (a)	32,062	0
Curis, Inc. (a)(d)	51,867	228,215
Cyclacel Pharmaceuticals, Inc. (a)	11,529	38,392
Cytokinetics, Inc.	59,298	45,007
Cytori Therapeutics, Inc. (a)(d)	69,588	219,202
CytRx Corp. (a)(d)	25,756	100,706
DARA BioSciences, Inc. (a)	8,510	6,893
Dendreon Corp. (a)(d)	125,268	562,453
Discovery Laboratories, Inc. (a)	29,788	95,917
DUSA Pharmaceuticals, Inc. (a)	12,987	69,480
Dyax Corp. (a)	58,403	131,991
Dynavax Technologies Corp. (a)(d)	131,405	513,794
Emergent BioSolutions, Inc. (a)	18,513	272,696
EntreMed, Inc. (a)	289	500
Enzon Pharmaceuticals, Inc. (a)(d)	43,430	293,587
Exact Sciences Corp. (a)	46,309	459,848
Exelixis, Inc. (a)(d)	153,499	680,001
Galena Biopharma, Inc. (a)(d)	31,096	54,729
Genomic Health, Inc. (a)(d)	14,126	486,782
GenVec, Inc. (a)	8,140	11,884
Geron Corp. (a)(d)	79,136	218,415
Gilead Sciences, Inc. (a)	657,039	37,904,580
GTx, Inc. (a)	19,627	72,227
Halozyme Therapeutics, Inc. (a)(d)	71,868	416,834
Hemispherx Biopharma, Inc. (a)	81,533	51,863
iBio, Inc. (a)(d)	40,361	43,590
Idenix Pharmaceuticals, Inc. (a)	86,105	486,493
Idera Pharmaceuticals, Inc. (a)	7,737	7,350
ImmunoGen, Inc. (a)(d)	57,844	832,375
Immunomedics, Inc. (a)(d)	54,782	184,615
Incyte Corp. (a)(d)	82,304	1,646,903
Infinity Pharmaceuticals, Inc. (a)(d)	21,911	397,904
Inovio Pharmaceuticals, Inc. (a)	47,000	25,709
Insmed, Inc. (a)	6,880	22,291
InterMune, Inc. (a)	50,243	370,291
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	56,333	705,852
Isis Pharmaceuticals, Inc. (a)(d)	77,598	1,056,109
IsoRay, Inc. (a)(d)	31,040	25,099
Keryx Biopharmaceuticals, Inc. (a)	66,082	134,807
Lexicon Pharmaceuticals, Inc. (a)(d)	172,974	387,462
Ligand Pharmaceuticals, Inc. Class B (a)	16,755	289,694

	Shares	Value
MannKind Corp. (a)(d)	78,574	$ 212,150
Maxygen, Inc.	47,150	289,501
Medivation, Inc. (a)	29,699	3,114,237
Merrimack Pharmaceuticals, Inc. (d)	9,271	73,797
Metabolix, Inc. (a)(d)	41,636	69,532
Momenta Pharmaceuticals, Inc. (a)(d)	43,036	607,238
Myrexis, Inc. (a)	68,786	172,653
Myriad Genetics, Inc. (a)(d)	72,302	1,806,827
Nabi Biopharmaceuticals (a)	35,088	56,141
Nanosphere, Inc. (a)	12,896	42,428
Neurocrine Biosciences, Inc. (a)(d)	50,654	373,827
NewLink Genetics Corp.	6,650	92,834
Novavax, Inc. (a)(d)	79,584	162,351
NPS Pharmaceuticals, Inc. (a)(d)	67,196	512,034
OncoGenex Pharmaceuticals, Inc. (a)(d)	10,565	144,635
Oncothyreon, Inc. (a)	43,661	230,967
Onyx Pharmaceuticals, Inc. (a)	54,187	3,897,129
Opexa Therapeutics, Inc. (a)	9,114	6,836
Opko Health, Inc. (a)(d)	116,016	515,111
OREXIGEN Therapeutics, Inc. (a)	34,059	152,244
Osiris Therapeutics, Inc. (a)(d)	18,170	164,439
OXiGENE, Inc. (a)(d)	6,714	3,827
Oxygen Biotherapeutics, Inc. (a)(d)	27,463	24,167
PDL BioPharma, Inc.	108,271	796,875
Peregrine Pharmaceuticals, Inc. (a)(d)	48,032	122,001
Pharmacyclics, Inc. (a)(d)	76,635	5,128,414
PharmAthene, Inc. (a)(d)	51,372	63,701
Progenics Pharmaceuticals, Inc. (a)(d)	25,311	103,269
Raptor Pharmaceutical Corp. (a)	12,780	63,517
Regeneron Pharmaceuticals, Inc. (a)(d)	68,654	10,164,225
Repligen Corp. (a)	22,058	125,510
Rexahn Pharmaceuticals, Inc. (a)(d)	45,000	21,200
Rigel Pharmaceuticals, Inc. (a)(d)	61,503	573,208
Sangamo Biosciences, Inc. (a)	37,246	200,011
Sarepta Therapeutics, Inc. (a)(d)	45,513	720,016
Savient Pharmaceuticals, Inc. (a)(d)	88,045	116,219
Seattle Genetics, Inc. (a)(d)	83,271	2,210,012
SIGA Technologies, Inc. (a)(d)	72,968	215,985
Spectrum Pharmaceuticals, Inc. (a)(d)	38,464	460,029
StemCells, Inc. (a)(d)	14,648	31,786
Sunesis Pharmaceuticals, Inc. (a)(d)	32,643	103,478
Synageva BioPharma Corp. (a)	8,009	400,130
Synergy Pharmaceuticals, Inc. (a)(d)	28,395	140,555
Synta Pharmaceuticals Corp. (a)	30,128	197,941
Synthetic Biologics, Inc. (a)	46,314	93,091
Targacept, Inc. (a)	18,977	85,397
Telik, Inc. (a)	380	619
Theravance, Inc. (a)(d)	59,496	1,586,758
Threshold Pharmaceuticals, Inc. (a)(d)	37,822	333,212
Tranzyme, Inc. (a)	9,317	39,318
Trius Therapeutics, Inc. (a)	7,007	38,889
United Therapeutics Corp. (a)(d)	37,819	2,046,764
Vanda Pharmaceuticals, Inc. (a)	44,094	193,573
Verastem, Inc.	400	3,448
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Vertex Pharmaceuticals, Inc. (a)(d)	183,306	$ 9,775,709
Vical, Inc. (a)	65,666	238,368
XOMA Corp. (a)	33,778	117,210
Zalicus, Inc. (a)(d)	67,670	100,152
ZIOPHARM Oncology, Inc. (a)(d)	79,220	393,723
		253,996,375
Health Care Equipment & Supplies - 1.9%
Abaxis, Inc. (a)(d)	23,291	872,714
Abiomed, Inc. (a)(d)	36,354	811,785
Accuray, Inc. (a)(d)	37,835	231,929
Alere, Inc. (a)	62,700	1,177,506
Align Technology, Inc. (a)(d)	70,000	2,376,500
Alphatec Holdings, Inc. (a)(d)	36,801	61,090
Analogic Corp.	9,235	641,925
Angiodynamics, Inc. (a)	26,377	301,753
Anika Therapeutics, Inc. (a)	9,287	131,968
Antares Pharma, Inc. (a)(d)	61,428	238,341
ArthroCare Corp. (a)	20,678	611,655
Atricure, Inc. (a)	2,192	15,300
Atrion Corp.	1,172	254,512
Bacterin International Holdings, Inc. (a)(d)	9,747	16,277
Baxter International, Inc.	480,673	28,205,892
Becton, Dickinson & Co.	166,676	12,664,042
BioLase Technology, Inc. (d)	30,098	50,866
Boston Scientific Corp. (a)	1,371,433	7,405,738
BSD Medical Corp. (a)(d)	46,363	80,208
C.R. Bard, Inc.	78,513	7,702,910
Cantel Medical Corp.	32,623	840,368
Cardica, Inc. (a)(d)	23,778	40,423
Cardiovascular Systems, Inc. (a)(d)	5,726	53,366
CareFusion Corp. (a)	190,044	4,992,456
Cerus Corp. (a)	50,032	159,602
Conceptus, Inc. (a)	26,951	512,339
CONMED Corp.	19,521	527,457
Covidien PLC	420,424	23,564,765
Cryolife, Inc.	20,961	113,189
Cutera, Inc. (a)	15,449	111,542
Cyberonics, Inc. (a)(d)	26,017	1,299,029
Cynosure, Inc. Class A (a)	6,957	180,882
Delcath Systems, Inc. (a)(d)	119,898	237,398
DENTSPLY International, Inc. (d)	147,347	5,344,276
Derma Sciences, Inc. (a)(d)	7,901	74,901
DexCom, Inc. (a)(d)	65,323	868,796
DynaVox, Inc. Class A (a)	5,368	4,703
Edwards Lifesciences Corp. (a)(d)	102,152	10,430,741
Endologix, Inc. (a)(d)	36,736	439,730
EnteroMedics, Inc. (a)	7,979	29,363
ERBA Diagnostics, Inc. (a)	3,094	1,330
Exactech, Inc. (a)(d)	3,102	50,066
Fonar Corp. (a)	719	2,358

	Shares	Value
Genmark Diagnostics, Inc. (a)	4,700	$ 35,391
Globus Medical, Inc.	7,896	125,704
Greatbatch, Inc. (a)	22,320	516,708
Haemonetics Corp. (a)(d)	17,372	1,279,795
Hansen Medical, Inc. (a)(d)	48,696	71,583
Hill-Rom Holdings, Inc.	51,670	1,432,809
Hologic, Inc. (a)	217,642	4,272,312
ICU Medical, Inc. (a)(d)	17,344	962,592
IDEXX Laboratories, Inc. (a)	50,000	4,753,000
Insulet Corp. (a)(d)	24,061	504,559
Integra LifeSciences Holdings Corp. (a)(d)	14,197	558,510
Intuitive Surgical, Inc. (a)(d)	34,306	16,871,348
Invacare Corp.	28,414	390,408
IRIS International, Inc. (a)	21,759	276,339
Kewaunee Scientific Corp.	1,376	15,618
LeMaitre Vascular, Inc.	3,845	23,339
Mako Surgical Corp. (a)(d)	32,106	529,107
Masimo Corp. (a)(d)	36,398	803,668
Medical Action Industries, Inc. (a)	12,909	47,634
Medtronic, Inc.	901,910	36,671,661
MELA Sciences, Inc. (a)(d)	40,114	135,585
Meridian Bioscience, Inc. (d)	35,455	626,844
Merit Medical Systems, Inc. (a)(d)	29,543	420,988
Misonix, Inc. (a)	2,579	8,949
Natus Medical, Inc. (a)	24,629	288,406
Navidea Biopharmaceuticals, Inc. (a)(d)	114,446	416,583
Neogen Corp. (a)(d)	25,237	985,252
NuVasive, Inc. (a)(d)	31,498	663,978
NxStage Medical, Inc. (a)(d)	42,830	546,083
OraSure Technologies, Inc. (a)	46,551	452,010
Orthofix International NV (a)	16,427	695,191
Palomar Medical Technologies, Inc. (a)	15,820	138,425
PhotoMedex, Inc.	3,972	52,073
Quidel Corp. (a)(d)	35,813	581,603
ResMed, Inc.	157,117	5,902,886
Retractable Technologies, Inc. (a)	5,248	6,245
Rochester Medical Corp. (a)(d)	2,100	23,142
Rockwell Medical Technologies, Inc. (a)	7,369	58,805
RTI Biologics, Inc. (a)	29,474	112,591
Sirona Dental Systems, Inc. (a)	45,279	2,406,126
Solta Medical, Inc. (a)	20,912	63,782
St. Jude Medical, Inc.	272,929	10,305,799
Staar Surgical Co. (a)(d)	15,788	103,411
Stereotaxis, Inc. (a)(d)	2,453	3,949
Steris Corp.	82,536	2,826,033
Stryker Corp.	246,780	13,143,503
SurModics, Inc. (a)	19,525	363,946
Symmetry Medical, Inc. (a)(d)	29,367	273,407
Synergetics USA, Inc. (a)	3,622	18,545
Teleflex, Inc.	35,045	2,314,021
The Cooper Companies, Inc.	40,599	3,404,226
The Spectranetics Corp. (a)	29,169	354,112
Theragenics Corp. (a)	22,546	38,779
ThermoGenesis Corp. (a)	15,844	18,062
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Thoratec Corp. (a)	42,041	$ 1,424,769
TranS1, Inc. (a)	5,200	13,728
Unilife Corp. (a)	50,575	151,219
Urologix, Inc. (a)(d)	3,267	2,558
Uroplasty, Inc. (a)	1,597	6,356
Varian Medical Systems, Inc. (a)(d)	93,802	5,514,620
Vascular Solutions, Inc. (a)	2,125	27,859
Vermillion, Inc. (a)	5,249	9,028
Volcano Corp. (a)(d)	37,240	1,053,147
West Pharmaceutical Services, Inc.	28,551	1,351,890
Wright Medical Group, Inc. (a)(d)	29,686	614,500
Young Innovations, Inc.	2,156	80,354
Zeltiq Aesthetics, Inc.	6,038	32,001
Zimmer Holdings, Inc. (d)	161,495	9,977,161
		251,886,606
Health Care Providers & Services - 2.1%
Acadia Healthcare Co., Inc. (a)(d)	13,196	253,099
Accretive Health, Inc. (a)(d)	33,321	396,187
Aetna, Inc.	298,407	11,461,813
Air Methods Corp. (a)(d)	12,386	1,443,464
Alliance Healthcare Services, Inc. (a)	85,702	116,555
Almost Family, Inc. (a)(d)	9,932	219,299
Amedisys, Inc. (a)(d)	19,251	271,054
AMERIGROUP Corp. (a)(d)	39,047	3,550,153
AmerisourceBergen Corp. (d)	235,018	9,052,893
AMN Healthcare Services, Inc. (a)(d)	84,404	708,994
AmSurg Corp. (a)(d)	25,500	749,955
Assisted Living Concepts, Inc. Class A (d)	16,849	131,254
Bio-Reference Laboratories, Inc. (a)(d)	31,917	833,672
BioScrip, Inc. (a)(d)	41,738	354,773
Brookdale Senior Living, Inc. (a)	84,038	1,826,146
Capital Senior Living Corp. (a)(d)	26,619	320,227
Cardinal Health, Inc.	298,703	11,813,704
CardioNet, Inc. (a)	34,161	77,545
Centene Corp. (a)(d)	42,255	1,715,976
Chemed Corp. (d)	14,268	942,116
Chindex International, Inc. (a)(d)	9,187	96,188
CIGNA Corp.	241,695	11,062,380
Community Health Systems, Inc. (a)	119,619	3,234,498
Corvel Corp. (a)	8,848	387,542
Coventry Health Care, Inc.	124,996	5,203,583
Cross Country Healthcare, Inc. (a)	40,427	163,729
DaVita, Inc. (a)	91,707	8,920,340
Emeritus Corp. (a)(d)	31,438	629,389
ExamWorks Group, Inc. (a)	20,990	264,264
Express Scripts Holding Co. (a)	698,535	43,742,262
Five Star Quality Care, Inc. (a)	32,241	152,500
Gentiva Health Services, Inc. (a)	24,132	264,969
Hanger, Inc. (a)(d)	27,160	777,048
HCA Holdings, Inc.	135,068	3,856,191

	Shares	Value
Health Management Associates, Inc. Class A (a)(d)	180,959	$ 1,386,146
Health Net, Inc. (a)	67,297	1,564,655
HealthSouth Corp. (a)(d)	85,304	1,953,462
Healthways, Inc. (a)	33,821	354,444
Henry Schein, Inc. (a)(d)	78,240	6,009,614
HMS Holdings Corp. (a)(d)	69,826	2,406,204
Hooper Holmes, Inc. (a)	6,267	3,886
Humana, Inc.	138,379	9,697,600
IPC The Hospitalist Co., Inc. (a)	20,567	908,856
Kindred Healthcare, Inc. (a)	37,371	417,060
Laboratory Corp. of America Holdings (a)(d)	96,901	8,522,443
Landauer, Inc.	14,935	875,788
LCA-Vision, Inc. (a)	27,238	116,851
LHC Group, Inc. (a)	12,810	222,894
LifePoint Hospitals, Inc. (a)(d)	38,142	1,541,700
Magellan Health Services, Inc. (a)	25,186	1,249,477
McKesson Corp.	206,051	17,949,103
Medcath Corp. (a)	2,958	23,575
MEDNAX, Inc. (a)(d)	44,058	3,052,338
Metropolitan Health Networks, Inc. (a)(d)	22,420	180,257
Molina Healthcare, Inc. (a)	19,589	474,837
MWI Veterinary Supply, Inc. (a)(d)	13,354	1,346,350
National Healthcare Corp.	6,159	275,246
National Research Corp.	320	15,923
NeoStem, Inc. (a)(d)	41,470	25,533
Omnicare, Inc.	92,502	2,995,215
Owens & Minor, Inc.	43,454	1,216,277
Patterson Companies, Inc.	71,822	2,439,793
PDI, Inc. (a)(d)	1,365	9,473
PharMerica Corp. (a)(d)	29,176	367,618
Providence Service Corp. (a)(d)	13,245	151,125
PSS World Medical, Inc. (a)(d)	39,096	844,083
Quest Diagnostics, Inc. (d)	140,542	8,498,575
RadNet, Inc. (a)(d)	27,076	75,813
Select Medical Holdings Corp. (a)	37,877	392,027
Sharps Compliance Corp. (a)(d)	5,184	14,982
Skilled Healthcare Group, Inc. (a)(d)	27,157	155,338
Sun Healthcare Group, Inc. (a)	15,191	128,364
Sunrise Senior Living, Inc. (a)(d)	74,116	1,065,788
Team Health Holdings, Inc. (a)	31,431	897,355
Tenet Healthcare Corp. (a)	398,929	2,070,442
The Ensign Group, Inc.	5,658	166,572
Triple-S Management Corp. (a)	20,220	413,297
U.S. Physical Therapy, Inc.	11,240	291,903
UnitedHealth Group, Inc.	905,825	49,186,298
Universal American Spin Corp. (a)	33,569	303,799
Universal Health Services, Inc. Class B	69,922	2,793,384
Vanguard Health Systems, Inc. (a)	30,455	296,936
VCA Antech, Inc. (a)(d)	61,414	1,187,747
Wellcare Health Plans, Inc. (a)(d)	41,317	2,342,261
WellPoint, Inc.	288,130	17,250,343
		281,122,812
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (a)	157,560	$ 1,654,380
athenahealth, Inc. (a)	28,513	2,519,694
Authentidate Holding Corp. (a)	816	987
Cerner Corp. (a)(d)	124,469	9,103,663
Computer Programs & Systems, Inc.	21,937	1,108,915
Epocrates, Inc. (a)(d)	10,933	97,522
Greenway Medical Technologies (d)	5,301	79,833
HealthStream, Inc. (a)(d)	37,454	1,064,443
MedAssets, Inc. (a)	39,701	677,696
Medidata Solutions, Inc. (a)	26,465	928,392
Mediware Information Systems, Inc. (a)	1,279	18,776
Merge Healthcare, Inc. (a)(d)	32,622	103,086
Omnicell, Inc. (a)(d)	25,141	361,025
Quality Systems, Inc.	54,245	958,509
Vocera Communications, Inc.	2,192	61,727
		18,738,648
Life Sciences Tools & Services - 0.5%
Affymetrix, Inc. (a)(d)	55,779	212,518
Agilent Technologies, Inc.	302,068	11,224,847
Albany Molecular Research, Inc. (a)	23,897	79,577
Apricus Biosciences, Inc. (a)(d)	18,211	52,266
BG Medicine, Inc. (a)	3,134	12,442
Bio-Rad Laboratories, Inc. Class A (a)	16,766	1,682,971
Bruker BioSciences Corp. (a)	73,759	893,221
Cambrex Corp. (a)	18,522	225,598
Charles River Laboratories International, Inc. (a)	42,610	1,547,595
Complete Genomics, Inc. (a)(d)	7,109	21,611
Covance, Inc. (a)(d)	45,204	2,160,299
Enzo Biochem, Inc. (a)	14,697	27,630
Fluidigm Corp. (a)	18,074	282,677
Furiex Pharmaceuticals, Inc. (a)	9,211	169,943
Harvard Bioscience, Inc. (a)	675	2,585
Illumina, Inc. (a)(d)	126,010	5,302,501
Life Technologies Corp. (a)	154,772	7,384,172
Luminex Corp. (a)(d)	39,871	771,105
Mettler-Toledo International, Inc. (a)(d)	25,731	4,248,445
Pacific Biosciences of California, Inc. (a)	28,978	57,087
PAREXEL International Corp. (a)(d)	52,568	1,513,433
PerkinElmer, Inc.	90,228	2,463,224
pSivida Corp. (a)	25,265	44,466
Sequenom, Inc. (a)(d)	88,233	323,815
Strategic Diagnostics, Inc. (a)	2,665	3,651
Techne Corp.	35,747	2,451,172
Thermo Fisher Scientific, Inc.	322,541	18,497,726
Waters Corp. (a)(d)	75,613	6,063,406
		67,719,983
Pharmaceuticals - 5.1%
Abbott Laboratories	1,375,626	90,158,528
Acura Pharmaceuticals, Inc. (a)	2,885	4,703

	Shares	Value
Akorn, Inc. (a)(d)	48,210	$ 667,226
Alexza Pharmaceuticals, Inc. (a)(d)	8,599	41,361
Alimera Sciences, Inc. (a)	3,741	8,978
Allergan, Inc.	263,890	22,728,846
Ampio Pharmaceuticals, Inc. (a)(d)	26,020	74,938
Auxilium Pharmaceuticals, Inc. (a)	37,784	880,367
AVANIR Pharmaceuticals Class A (a)(d)	65,547	217,616
Biodel, Inc. (a)	8,109	24,084
Biodelivery Sciences International, Inc. (a)	11,619	57,282
BioSante Pharmaceuticals, Inc. (a)(d)	12,085	17,886
Bristol-Myers Squibb Co.	1,479,324	48,832,485
Cadence Pharmaceuticals, Inc. (a)(d)	43,831	172,694
Cempra, Inc.	5,499	45,147
Columbia Laboratories, Inc. (a)	42,578	45,558
Corcept Therapeutics, Inc. (a)	36,105	104,343
Cornerstone Therapeutics, Inc. (a)	11,437	77,314
Cumberland Pharmaceuticals, Inc. (a)(d)	7,158	42,948
DepoMed, Inc. (a)(d)	31,971	169,127
Durect Corp. (a)	121,504	127,579
Echo Therapeutics, Inc. (a)	20,093	29,135
Eli Lilly & Co.	842,034	37,815,747
Endo Pharmaceuticals Holdings, Inc. (a)	113,364	3,607,242
Endocyte, Inc. (a)(d)	47,373	454,307
Forest Laboratories, Inc. (a)	210,000	7,284,900
Hi-Tech Pharmacal Co., Inc. (a)(d)	12,868	459,259
Horizon Pharma, Inc. (a)(d)	8,364	37,136
Hospira, Inc. (a)(d)	171,244	5,750,374
Impax Laboratories, Inc. (a)	57,998	1,372,813
Jazz Pharmaceuticals PLC (a)	25,735	1,171,200
Johnson & Johnson (d)	2,389,042	161,093,102
KV Pharmaceutical Co. Class A (a)	106,840	11,752
Lannett Co., Inc. (a)	27,670	135,306
MAP Pharmaceuticals, Inc. (a)	25,044	336,591
Medicis Pharmaceutical Corp. Class A (d)	65,000	2,051,400
Merck & Co., Inc.	2,667,018	114,815,125
Mylan, Inc. (a)	369,805	8,716,304
Nektar Therapeutics (a)(d)	110,915	951,651
NuPathe, Inc. (a)(d)	18,258	72,302
Obagi Medical Products, Inc. (a)	21,864	292,103
Omeros Corp. (a)	20,009	188,685
Optimer Pharmaceuticals, Inc. (a)(d)	23,463	352,649
Pacira Pharmaceuticals, Inc. (a)	42,514	772,054
Pain Therapeutics, Inc. (a)(d)	34,536	137,453
Par Pharmaceutical Companies, Inc. (a)	28,003	1,394,549
Pernix Therapeutics Holdings, Inc. (a)	5,833	38,148
Perrigo Co.	71,176	7,827,225
Pfizer, Inc.	6,548,378	156,244,299
Pozen, Inc. (a)(d)	23,223	151,182
Questcor Pharmaceuticals, Inc. (a)(d)	62,251	2,704,183
Repros Therapeutics, Inc. (a)	12,895	163,380
Sagent Pharmaceuticals, Inc. (a)(d)	10,801	156,182
Salix Pharmaceuticals Ltd. (a)	48,250	2,121,070
Santarus, Inc. (a)(d)	34,639	214,069
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
SciClone Pharmaceuticals, Inc. (a)(d)	28,016	$ 137,278
Somaxon Pharmaceuticals, Inc. (a)(d)	52,262	15,679
Sucampo Pharmaceuticals, Inc. Class A (a)	2,460	11,734
Supernus Pharmaceuticals, Inc. (a)(d)	9,151	112,374
The Medicines Company (a)	52,840	1,357,460
Transcept Pharmaceuticals, Inc. (a)	2,494	16,660
Ventrus Biosciences, Inc. (a)	6,995	26,441
ViroPharma, Inc. (a)(d)	55,566	1,478,056
VIVUS, Inc. (a)(d)	111,051	2,382,044
Warner Chilcott PLC	146,312	1,992,769
Watson Pharmaceuticals, Inc. (a)	107,665	8,758,548
XenoPort, Inc. (a)(d)	60,527	564,112
Zogenix, Inc. (a)	31,169	73,871
		700,348,913
TOTAL HEALTH CARE		1,573,813,337
INDUSTRIALS - 10.5%
Aerospace & Defense - 2.0%
AAR Corp.	45,448	676,266
AeroVironment, Inc. (a)(d)	13,243	315,978
Alliant Techsystems, Inc.	23,599	1,156,115
American Science & Engineering, Inc.	13,204	785,242
API Technologies Corp. (a)(d)	22,349	68,835
Ascent Solar Technologies, Inc. (a)(d)	33,082	55,247
Astronics Corp. (a)	4,574	128,072
BE Aerospace, Inc. (a)	82,381	3,316,659
Ceradyne, Inc.	17,193	408,334
Cubic Corp.	13,440	678,586
Curtiss-Wright Corp.	35,352	1,062,681
DigitalGlobe, Inc. (a)	28,906	600,378
Ducommun, Inc. (a)	15,643	229,639
EDAC Technologies Corp. (a)	2,262	32,754
Engility Holdings, Inc. (a)	13,444	248,848
Esterline Technologies Corp. (a)	30,025	1,795,495
Exelis, Inc.	157,990	1,595,699
GenCorp, Inc. (non-vtg.) (a)(d)	89,447	816,651
General Dynamics Corp.	258,918	16,961,718
GeoEye, Inc. (a)(d)	19,364	519,536
HEICO Corp. Class A	34,477	1,025,001
Hexcel Corp. (a)(d)	77,044	1,746,587
Honeywell International, Inc.	624,123	36,479,989
Huntington Ingalls Industries, Inc. (a)	40,029	1,603,962
Innovative Solutions & Support, Inc. (a)	20,271	78,246
KEYW Holding Corp. (a)(d)	13,887	156,368
Kratos Defense & Security Solutions, Inc. (a)	44,930	214,765
L-3 Communications Holdings, Inc.	86,081	6,046,329
LMI Aerospace, Inc. (a)	6,877	133,895

	Shares	Value
Lockheed Martin Corp.	229,607	$ 20,926,382
Moog, Inc. Class A (a)(d)	33,048	1,210,548
National Presto Industries, Inc. (d)	4,216	306,588
Northrop Grumman Corp.	203,658	13,622,684
Orbital Sciences Corp. (a)	39,974	551,641
Precision Castparts Corp.	125,069	20,146,115
Raytheon Co.	298,668	16,880,715
Rockwell Collins, Inc.	120,141	5,871,291
Sparton Corp. (a)	2,579	25,790
Spirit AeroSystems Holdings, Inc. Class A (a)(d)	98,651	2,452,464
Sypris Solutions, Inc.	2,772	18,877
Taser International, Inc. (a)(d)	58,908	315,158
Teledyne Technologies, Inc. (a)	29,878	1,927,430
Textron, Inc.	249,615	6,669,713
The Boeing Co.	577,008	41,198,371
TransDigm Group, Inc. (a)	48,745	6,757,032
Triumph Group, Inc.	32,470	1,929,692
United Technologies Corp.	686,187	54,792,032
		274,540,398
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	108,399	504,055
Atlas Air Worldwide Holdings, Inc. (a)(d)	43,607	2,245,761
C.H. Robinson Worldwide, Inc.	138,673	7,850,279
Echo Global Logistics, Inc. (a)	11,731	207,756
Expeditors International of Washington, Inc.	197,701	7,237,834
FedEx Corp.	258,470	22,649,726
Forward Air Corp.	23,667	795,685
Hub Group, Inc. Class A (a)	25,258	760,266
Pacer International, Inc. (a)(d)	29,688	121,721
Park-Ohio Holdings Corp. (a)	3,535	76,038
Radiant Logistics, Inc. (a)	14,104	23,836
United Parcel Service, Inc. Class B (d)	634,873	46,859,976
UTI Worldwide, Inc.	75,993	1,043,384
XPO Logistics, Inc. (a)(d)	10,264	152,215
		90,528,532
Airlines - 0.2%
Alaska Air Group, Inc. (a)	53,353	1,789,993
Allegiant Travel Co. (a)(d)	24,598	1,629,372
Delta Air Lines, Inc. (a)	696,399	6,023,851
Hawaiian Holdings, Inc. (a)	71,807	425,816
JetBlue Airways Corp. (a)(d)	168,034	823,367
Republic Airways Holdings, Inc. (a)	81,894	364,428
SkyWest, Inc. (d)	63,299	555,132
Southwest Airlines Co.	643,054	5,748,903
Spirit Airlines, Inc. (a)	15,904	310,923
United Continental Holdings, Inc. (a)(d)	280,088	5,167,624
US Airways Group, Inc. (a)(d)	122,587	1,306,777
		24,146,186
Building Products - 0.2%
A.O. Smith Corp. (d)	36,923	2,020,057
AAON, Inc.	33,674	619,602
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Ameresco, Inc. Class A (a)	38,199	$ 458,770
American Woodmark Corp. (a)	9,343	180,880
Apogee Enterprises, Inc.	33,247	525,303
Armstrong World Industries, Inc. (d)	15,342	674,588
Builders FirstSource, Inc. (a)(d)	33,067	147,148
Fortune Brands Home & Security, Inc. (a)	128,056	3,265,428
Gibraltar Industries, Inc. (a)	56,316	615,534
Griffon Corp.	38,833	375,515
Insteel Industries, Inc. (d)	16,775	168,086
Lennox International, Inc. (d)	34,295	1,629,355
Masco Corp. (d)	281,935	3,992,200
NCI Building Systems, Inc. (a)(d)	16,002	172,022
Nortek, Inc. (a)	7,666	394,569
Owens Corning (a)	130,235	4,344,640
Patrick Industries, Inc. (a)(d)	3,363	43,719
Quanex Building Products Corp.	24,300	425,250
Simpson Manufacturing Co. Ltd. (d)	27,187	691,365
Trex Co., Inc. (a)(d)	11,686	359,345
Universal Forest Products, Inc. (d)	26,737	1,027,503
US Home Systems, Inc.	4,260	52,952
USG Corp. (a)(d)	46,968	965,662
		23,149,493
Commercial Services & Supplies - 0.6%
A.T. Cross Co. Class A (a)	3,868	38,332
ABM Industries, Inc. (d)	32,787	662,953
ACCO Brands Corp. (d)	85,739	565,020
Acorn Energy, Inc. (d)	12,727	104,743
American Reprographics Co. (a)	46,203	185,736
Asset Acceptance Capital Corp. (a)	10,832	70,516
Asta Funding, Inc. (d)	4,468	42,535
Avery Dennison Corp.	106,008	3,310,630
Casella Waste Systems, Inc. Class A (a)(d)	64,851	311,933
CECO Environmental Corp.	2,290	21,709
Cenveo, Inc. (a)(d)	104,135	209,311
Cintas Corp.	89,845	3,631,535
Clean Harbors, Inc. (a)(d)	39,179	2,130,946
Consolidated Graphics, Inc. (a)(d)	14,819	397,001
Copart, Inc. (a)	124,595	3,327,932
Corrections Corp. of America	88,360	2,943,272
Courier Corp.	17,378	194,981
Covanta Holding Corp.	92,870	1,588,077
Deluxe Corp.	54,408	1,543,555
Encore Capital Group, Inc. (a)	16,160	452,965
EnergySolutions, Inc. (a)(d)	225,837	553,301
EnerNOC, Inc. (a)(d)	15,233	150,350
Ennis, Inc.	21,290	310,621
Fuel Tech, Inc. (a)	51,934	256,035
G&K Services, Inc. Class A	13,044	409,190
Healthcare Services Group, Inc.	45,556	964,421
Heritage-Crystal Clean, Inc. (a)	7,679	138,145

	Shares	Value
Herman Miller, Inc.	40,346	$ 789,168
HNI Corp.	49,416	1,369,812
Industrial Services of America, Inc. (a)	1,620	5,638
InnerWorkings, Inc. (a)(d)	28,532	343,811
Interface, Inc.	44,100	605,493
Intersections, Inc.	12,865	141,129
Iron Mountain, Inc. (d)	169,545	5,561,076
KAR Auction Services, Inc. (a)	32,774	573,545
Kimball International, Inc. Class B	16,142	181,275
Knoll, Inc. (d)	32,235	468,697
McGrath RentCorp.	17,562	442,211
Metalico, Inc. (a)(d)	55,605	127,892
Mine Safety Appliances Co.	26,951	939,781
Mobile Mini, Inc. (a)(d)	36,488	623,945
Multi-Color Corp.	7,946	162,098
NL Industries, Inc.	6,707	78,204
Performant Financial Corp.	11,395	123,636
Perma-Fix Environmental Services, Inc. (a)	34,689	32,955
Pitney Bowes, Inc. (d)	142,010	1,897,254
Portfolio Recovery Associates, Inc. (a)(d)	14,339	1,438,919
Quad/Graphics, Inc. (d)	22,071	404,341
R.R. Donnelley & Sons Co. (d)	150,758	1,655,323
Republic Services, Inc.	279,496	7,728,064
Rollins, Inc.	69,664	1,621,778
Schawk, Inc. Class A	4,209	54,970
Standard Parking Corp. (a)(d)	5,698	131,567
Standard Register Co.	19,851	15,285
Steelcase, Inc. Class A	74,937	726,889
Stericycle, Inc. (a)(d)	70,587	6,460,122
Swisher Hygiene, Inc. (Canada) (a)(d)	144,744	256,197
Sykes Enterprises, Inc. (a)	30,728	414,521
Team, Inc. (a)(d)	18,138	567,175
Tetra Tech, Inc. (a)(d)	44,643	1,158,039
The Brink's Co.	40,696	905,893
The Geo Group, Inc.	57,559	1,514,377
TMS International Corp. (a)	14,898	150,023
TRC Companies, Inc. (a)	13,255	92,255
Unifirst Corp. Massachusetts	12,480	792,605
United Stationers, Inc. (d)	31,409	759,784
US Ecology, Inc.	25,366	476,881
Viad Corp.	19,833	405,982
Virco Manufacturing Co. (a)	2,682	4,157
Waste Connections, Inc.	93,860	2,717,247
Waste Management, Inc.	371,867	12,859,161
		82,294,920
Construction & Engineering - 0.3%
AECOM Technology Corp. (a)	90,995	1,764,393
Aegion Corp. (a)(d)	34,101	665,652
Argan, Inc.	4,560	76,380
Comfort Systems USA, Inc.	43,738	451,376
Dycom Industries, Inc. (a)	25,959	376,925
EMCOR Group, Inc.	58,224	1,608,729
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Fluor Corp.	140,602	$ 7,241,003
Foster Wheeler AG (a)	88,503	1,938,216
Furmanite Corp. (a)	22,370	109,166
Goldfield Corp.	10,906	23,884
Granite Construction, Inc. (d)	31,641	872,342
Great Lakes Dredge & Dock Corp.	39,072	285,616
Integrated Electrical Services, Inc. (a)	12,011	35,793
Jacobs Engineering Group, Inc. (a)(d)	105,503	4,171,589
KBR, Inc.	125,382	3,396,598
Layne Christensen Co. (a)(d)	15,356	298,521
MasTec, Inc. (a)	48,062	876,651
Michael Baker Corp. (a)	6,265	149,546
MYR Group, Inc. (a)	25,270	513,992
Northwest Pipe Co. (a)(d)	12,188	307,625
Orion Marine Group, Inc. (a)	15,813	120,495
Pike Electric Corp. (a)	14,023	124,805
Primoris Services Corp.	17,623	216,763
Quanta Services, Inc. (a)	177,700	4,264,800
Shaw Group, Inc. (a)	55,953	2,354,502
Sterling Construction Co., Inc. (a)	31,847	308,597
Tutor Perini Corp. (a)	37,087	393,493
UniTek Global Services, Inc. (a)	12,775	44,202
URS Corp.	61,309	2,232,261
		35,223,915
Electrical Equipment - 0.7%
A123 Systems, Inc. (a)(d)	98,763	25,550
Active Power, Inc. (a)	52,617	39,989
Acuity Brands, Inc.	33,558	2,153,081
Allied Motion Technologies, Inc.	4,209	25,338
Altair Nanotechnologies, Inc. (a)(d)	63,623	47,717
American Superconductor Corp. (a)(d)	167,016	626,310
AMETEK, Inc.	227,538	7,806,829
AZZ, Inc.	24,628	782,185
Babcock & Wilcox Co. (a)	97,803	2,412,800
Belden, Inc.	33,652	1,148,543
Brady Corp. Class A	43,963	1,234,481
Broadwind Energy, Inc. (a)	7,253	13,128
Capstone Turbine Corp. (a)(d)	814,128	813,070
Coleman Cable, Inc.	5,164	48,955
Cooper Industries PLC Class A	137,404	10,051,103
Emerson Electric Co.	638,040	32,361,389
Encore Wire Corp.	23,059	653,031
EnerSys (a)(d)	36,086	1,344,204
Enphase Energy, Inc. (d)	6,803	33,743
Espey Manufacturing & Electronics Corp.	2,015	54,385
Franklin Electric Co., Inc.	17,393	943,222
FuelCell Energy, Inc. (a)(d)	246,058	243,597
Generac Holdings, Inc.	30,944	666,843
General Cable Corp. (a)(d)	39,737	1,076,475
Global Power Equipment Group, Inc.	10,454	203,853
GrafTech International Ltd. (a)(d)	132,891	1,245,189

	Shares	Value
Hubbell, Inc. Class B	49,454	$ 3,996,872
II-VI, Inc. (a)(d)	36,783	684,164
LSI Industries, Inc.	24,011	156,552
MagneTek, Inc. (a)	2,664	34,099
Nexxus Lighting, Inc. (a)	1,806	235
Ocean Power Technologies, Inc. (a)(d)	5,875	16,391
Plug Power, Inc. (a)(d)	38,179	36,656
Polypore International, Inc. (a)(d)	32,865	1,065,483
Powell Industries, Inc. (a)(d)	7,721	292,780
PowerSecure International, Inc. (a)	20,869	110,606
Preformed Line Products Co.	1,961	115,542
Regal-Beloit Corp. (d)	32,900	2,239,174
Rockwell Automation, Inc.	117,791	8,488,019
Roper Industries, Inc.	86,220	8,862,554
Satcon Technology Corp. (a)(d)	9,443	11,332
SL Industries, Inc. (a)	2,156	29,580
Thermon Group Holdings, Inc. (a)	10,097	230,817
Ultralife Corp. (a)	13,410	39,828
Vicor Corp.	10,982	66,112
		92,531,806
Industrial Conglomerates - 2.2%
3M Co. (d)	561,373	51,983,140
Carlisle Companies, Inc.	55,830	2,922,142
Danaher Corp.	507,963	27,211,578
General Electric Co.	9,240,532	191,371,418
Raven Industries, Inc. (d)	30,000	911,100
Seaboard Corp. (a)(d)	366	764,644
Standex International Corp.	10,804	482,291
Tyco International Ltd.	405,096	22,839,312
		298,485,625
Machinery - 2.1%
Accuride Corp. (a)	79,004	396,600
Actuant Corp. Class A (d)	48,056	1,351,335
Adept Technology, Inc. (a)	584	2,482
AGCO Corp. (a)	77,840	3,276,286
Alamo Group, Inc.	17,898	520,653
Albany International Corp. Class A	47,080	994,330
Altra Holdings, Inc. (d)	19,022	350,195
American Railcar Industries, Inc. (a)	11,797	336,686
Ampco-Pittsburgh Corp.	10,414	175,580
Astec Industries, Inc. (a)(d)	12,338	361,874
Barnes Group, Inc.	31,261	739,948
Blount International, Inc. (a)(d)	31,486	405,540
Briggs & Stratton Corp. (d)	42,488	735,892
Cascade Corp.	13,797	677,019
Caterpillar, Inc. (d)	508,341	43,376,738
Chart Industries, Inc. (a)(d)	27,582	1,925,224
CIRCOR International, Inc.	13,068	416,216
CLARCOR, Inc. (d)	46,115	2,219,976
Colfax Corp. (a)(d)	35,245	1,159,208
Columbus McKinnon Corp. (NY Shares) (a)(d)	26,972	399,725
Commercial Vehicle Group, Inc. (a)(d)	77,079	651,318
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Crane Co.	41,480	$ 1,575,825
Cummins, Inc.	148,621	14,432,585
Deere & Co. (d)	349,330	26,238,176
Donaldson Co., Inc. (d)	113,795	4,015,826
Douglas Dynamics, Inc.	29,195	409,314
Dover Corp.	158,638	9,170,863
Dynamic Materials Corp.	17,783	287,373
Eastern Co.	943	16,078
Eaton Corp. (d)	283,094	12,659,964
Energy Recovery, Inc. (a)(d)	81,715	205,922
EnPro Industries, Inc. (a)(d)	22,235	834,702
ESCO Technologies, Inc.	20,247	717,351
Federal Signal Corp. (a)(d)	80,990	483,510
Flow International Corp. (a)(d)	66,905	220,787
Flowserve Corp. (d)	44,479	5,678,189
FreightCar America, Inc.	19,411	347,845
Gardner Denver, Inc.	40,080	2,416,022
Gencor Industries, Inc. (a)	1,849	14,089
Gorman-Rupp Co.	14,200	391,068
Graco, Inc. (d)	51,140	2,526,316
Graham Corp.	12,124	230,477
Greenbrier Companies, Inc. (a)	15,464	223,455
Hardinge, Inc.	12,474	112,141
Harsco Corp.	75,085	1,530,983
Hurco Companies, Inc. (a)	3,319	68,670
IDEX Corp. (d)	58,989	2,351,302
Illinois Tool Works, Inc. (d)	361,175	21,414,066
Ingersoll-Rand PLC	283,533	13,258,003
ITT Corp.	114,023	2,269,058
John Bean Technologies Corp.	23,559	376,002
Joy Global, Inc.	93,181	4,974,002
Kadant, Inc. (a)	18,429	418,891
Kaydon Corp.	29,963	666,377
Kennametal, Inc. (d)	63,866	2,352,823
L.B. Foster Co. Class A	10,636	341,947
Lincoln Electric Holdings, Inc. (d)	88,988	3,670,755
Lindsay Corp.	10,287	672,358
Lydall, Inc. (a)	9,770	125,349
Manitex International, Inc. (a)	3,731	26,154
Manitowoc Co., Inc. (d)	95,250	1,226,820
Meritor, Inc. (a)	87,590	391,527
Met-Pro Corp.	10,211	93,124
Middleby Corp. (a)(d)	16,713	1,924,502
Miller Industries, Inc.	16,197	248,462
Mueller Industries, Inc.	43,428	1,871,747
Mueller Water Products, Inc. Class A	110,189	422,024
NACCO Industries, Inc. Class A	6,219	661,702
Navistar International Corp. (a)	71,306	1,567,306
NN, Inc. (a)(d)	12,121	102,180
Nordson Corp.	52,385	3,080,762
Omega Flex, Inc. (a)	258	2,748

	Shares	Value
Oshkosh Truck Corp. (a)(d)	75,655	$ 1,917,098
PACCAR, Inc. (d)	304,712	12,161,056
Pall Corp.	95,284	5,289,215
Parker Hannifin Corp.	134,545	10,760,909
Pentair, Inc. (d)	82,460	3,504,550
PMFG, Inc. (a)	15,367	110,642
Proto Labs, Inc. (d)	2,499	78,619
RBC Bearings, Inc. (a)(d)	21,831	1,004,008
Rexnord Corp.	17,609	265,015
Robbins & Myers, Inc.	32,129	1,921,957
Sauer-Danfoss, Inc.	13,027	496,720
Snap-On, Inc.	47,454	3,294,257
SPX Corp.	43,036	2,750,000
Stanley Black & Decker, Inc.	148,959	9,798,523
Sun Hydraulics Corp. (d)	19,343	447,790
Tecumseh Products Co. Class A (non-vtg.) (a)	29,489	155,997
Tennant Co.	13,999	587,258
Terex Corp. (a)	89,801	1,981,908
Timken Co.	75,024	3,012,964
Titan International, Inc. (d)	31,894	665,947
Toro Co. (d)	58,344	2,170,397
TriMas Corp. (a)(d)	46,817	1,006,566
Trinity Industries, Inc.	66,006	1,870,610
Twin Disc, Inc. (d)	7,177	132,846
Valmont Industries, Inc. (d)	19,818	2,511,932
Wabash National Corp. (a)(d)	74,589	499,000
WABCO Holdings, Inc. (a)	53,197	3,123,728
Wabtec Corp.	49,289	3,851,442
Watts Water Technologies, Inc. Class A	38,674	1,417,402
Woodward, Inc.	51,161	1,787,054
Xylem, Inc.	151,763	3,686,323
		292,052,080
Marine - 0.0%
Baltic Trading Ltd.	21,117	65,040
Eagle Bulk Shipping, Inc. (a)(d)	19,099	54,623
Genco Shipping & Trading Ltd. (a)(d)	78,839	227,845
International Shipholding Corp.	10,420	174,848
Kirby Corp. (a)(d)	46,266	2,435,905
Matson, Inc.	30,827	699,465
		3,657,726
Professional Services - 0.3%
Acacia Research Corp. - Acacia Technologies (a)(d)	31,494	829,552
Advisory Board Co. (a)(d)	32,138	1,424,678
Barrett Business Services, Inc.	6,681	169,297
CBIZ, Inc. (a)(d)	37,390	207,141
CDI Corp.	9,649	158,919
Corporate Executive Board Co.	26,015	1,211,258
CRA International, Inc. (a)(d)	15,589	247,086
CTPartners Executive Search, Inc. (a)	859	3,195
Dolan Co. (a)	21,177	75,178
Dun & Bradstreet Corp.	40,399	3,270,299
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Equifax, Inc.	102,771	$ 4,704,856
Exponent, Inc. (a)(d)	15,525	808,232
Franklin Covey Co. (a)	5,338	55,248
FTI Consulting, Inc. (a)(d)	68,234	1,774,766
GP Strategies Corp. (a)	7,843	157,252
Heidrick & Struggles International, Inc.	22,259	274,231
Hill International, Inc. (a)(d)	13,945	53,130
Hudson Global, Inc. (a)(d)	8,927	41,421
Huron Consulting Group, Inc. (a)	16,504	532,584
ICF International, Inc. (a)	17,107	377,038
IHS, Inc. Class A (a)(d)	51,981	5,927,913
Insperity, Inc.	15,769	385,552
Kelly Services, Inc. Class A (non-vtg.)	19,294	238,088
Kforce, Inc. (a)	25,995	304,661
Korn/Ferry International (a)	33,723	482,239
Manpower, Inc.	75,166	2,789,410
Mastech Holdings, Inc. (a)	299	1,585
MISTRAS Group, Inc. (a)	12,788	278,906
Navigant Consulting, Inc. (a)	41,733	461,150
Nielsen Holdings B.V. (a)	69,330	1,944,013
Odyssey Marine Exploration, Inc. (a)(d)	46,227	167,804
On Assignment, Inc. (a)(d)	26,316	434,477
Pendrell Corp. (a)	126,539	151,847
RCM Technologies, Inc. (a)	1,203	6,725
Resources Connection, Inc.	43,312	484,228
Robert Half International, Inc.	123,411	3,245,709
RPX Corp. (a)	14,564	170,981
Spherix, Inc. (a)	232	114
Towers Watson & Co.	48,457	2,632,184
TrueBlue, Inc. (a)	38,883	603,853
Verisk Analytics, Inc. (a)	115,570	5,607,456
VSE Corp.	1,834	42,567
WageWorks, Inc. (a)	5,471	93,335
		42,830,158
Road & Rail - 0.9%
AMERCO	6,519	606,593
Arkansas Best Corp.	18,872	173,245
Avis Budget Group, Inc. (a)(d)	83,503	1,371,119
Celadon Group, Inc.	62,978	1,039,767
Con-way, Inc.	51,304	1,555,024
Covenant Transport Group, Inc. Class A (a)	9,633	47,298
CSX Corp.	914,985	20,550,563
Dollar Thrifty Automotive Group, Inc. (a)	19,665	1,714,001
Genesee & Wyoming, Inc. Class A (a)(d)	33,064	2,101,548
Heartland Express, Inc. (d)	52,772	687,091
Hertz Global Holdings, Inc. (a)(d)	183,751	2,605,589
J.B. Hunt Transport Services, Inc. (d)	81,918	4,295,780
Kansas City Southern	94,754	7,327,327
Knight Transportation, Inc.	54,848	784,326
Landstar System, Inc.	39,848	1,883,615

	Shares	Value
Marten Transport Ltd.	20,799	$ 366,894
Norfolk Southern Corp.	287,752	20,850,510
Old Dominion Freight Lines, Inc. (a)(d)	46,240	2,070,627
Patriot Transportation Holding, Inc. (a)	1,312	33,653
Providence & Worcester Railroad Co.	4,631	56,035
Quality Distribution, Inc. (a)(d)	25,189	245,089
RailAmerica, Inc. (a)	21,609	592,087
Roadrunner Transportation Systems, Inc. (a)	12,158	212,522
Ryder System, Inc.	45,757	1,830,738
Saia, Inc. (a)	11,656	252,935
Swift Transporation Co. (a)(d)	51,169	417,027
Union Pacific Corp.	419,354	50,926,350
Universal Truckload Services, Inc.	4,618	65,483
USA Truck, Inc. (a)	1,841	6,830
Werner Enterprises, Inc. (d)	41,229	917,345
YRC Worldwide, Inc. (a)(d)	240	1,342
Zipcar, Inc. (a)(d)	19,521	154,216
		125,742,569
Trading Companies & Distributors - 0.3%
Aceto Corp.	32,506	290,604
AeroCentury Corp. (a)	688	7,706
Air Lease Corp. Class A (a)	64,973	1,339,743
Aircastle Ltd.	32,942	376,198
Applied Industrial Technologies, Inc.	26,028	1,058,819
Beacon Roofing Supply, Inc. (a)(d)	44,417	1,249,894
BlueLinx Corp. (a)	17,176	38,131
CAI International, Inc. (a)(d)	7,670	152,403
DXP Enterprises, Inc. (a)	5,908	272,418
Edgen Group, Inc. Class A	12,913	95,944
Essex Rental Corp. (a)(d)	16,688	61,746
Fastenal Co. (d)	253,150	10,908,234
GATX Corp.	39,127	1,610,467
H&E Equipment Services, Inc.	24,825	439,403
Houston Wire & Cable Co.	15,647	171,648
Interline Brands, Inc. (a)(d)	26,472	673,977
Kaman Corp. (d)	17,880	586,464
Lawson Products, Inc.	4,764	38,112
MRC Global, Inc.	21,717	478,426
MSC Industrial Direct Co., Inc. Class A (d)	35,219	2,440,677
Rush Enterprises, Inc. Class A (a)(d)	25,276	430,703
TAL International Group, Inc.	16,704	568,103
Textainer Group Holdings Ltd.	13,061	461,315
Titan Machinery, Inc. (a)	17,235	397,267
United Rentals, Inc. (a)(d)	63,377	2,047,711
W.W. Grainger, Inc. (d)	54,152	11,153,146
Watsco, Inc. (d)	25,351	1,912,986
WESCO International, Inc. (a)(d)	30,088	1,738,485
Willis Lease Finance Corp. (a)(d)	2,006	24,834
		41,025,564
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)(d)	18,229	$ 254,112
TOTAL INDUSTRIALS		1,426,463,084
INFORMATION TECHNOLOGY - 19.3%
Communications Equipment - 1.8%
Acme Packet, Inc. (a)(d)	46,234	882,607
ADTRAN, Inc. (d)	58,980	1,196,704
Alliance Fiber Optic Products, Inc. (a)	9,573	87,497
Ambient Corp. (a)(d)	1,932	10,143
Anaren, Inc. (a)	42,259	832,925
Arris Group, Inc. (a)(d)	84,319	1,149,268
Aruba Networks, Inc. (a)(d)	82,746	1,625,959
Aviat Networks, Inc. (a)	66,605	151,859
Bel Fuse, Inc. Class B (non-vtg.)	7,032	136,983
Black Box Corp.	16,753	435,410
Blonder Tongue Laboratories, Inc. (a)	3,352	3,352
Brocade Communications Systems, Inc. (a)	336,853	1,953,747
CalAmp Corp. (a)	16,135	122,626
Calix Networks, Inc. (a)(d)	19,283	102,393
Ciena Corp. (a)(d)	74,814	1,022,707
Cisco Systems, Inc.	4,700,247	89,680,713
Clearfield, Inc. (a)	2,407	12,324
Communications Systems, Inc.	4,311	48,542
Comtech Telecommunications Corp. (d)	22,438	630,957
Digi International, Inc. (a)(d)	21,456	221,640
Ditech Networks, Inc. (a)	7,261	5,954
EchoStar Holding Corp. Class A (a)	37,522	1,013,469
EMCORE Corp. (a)(d)	14,875	69,913
Emulex Corp. (a)	66,808	457,635
Entrada Networks, Inc. (a)	150	0
Extreme Networks, Inc. (a)(d)	100,558	357,986
F5 Networks, Inc. (a)	66,859	6,518,084
Finisar Corp. (a)(d)	64,308	883,592
Globecomm Systems, Inc. (a)(d)	11,676	139,061
Harmonic, Inc. (a)	75,490	344,989
Harris Corp.	108,567	5,105,906
Infinera Corp. (a)(d)	140,398	797,461
InterDigital, Inc. (d)	37,438	1,263,533
Ixia (a)(d)	41,525	616,231
JDS Uniphase Corp. (a)	177,119	1,981,962
Juniper Networks, Inc. (a)	460,665	8,033,998
KVH Industries, Inc. (a)(d)	23,641	320,572
Lantronix, Inc. (a)	71	129
Loral Space & Communications Ltd.	10,995	807,253
Meru Networks, Inc. (a)(d)	20,865	61,760
Motorola Solutions, Inc.	260,084	12,395,603
NETGEAR, Inc. (a)(d)	32,032	1,171,410
Network Engines, Inc. (a)	28,981	41,443
NumereX Corp. Class A (a)(d)	2,670	27,821

	Shares	Value
Oclaro, Inc. (a)(d)	45,198	$ 116,159
Oplink Communications, Inc. (a)	15,273	245,437
Optical Cable Corp.	564	2,171
Palo Alto Networks, Inc. (d)	5,818	374,563
Parkervision, Inc. (a)(d)	48,457	111,451
PC-Tel, Inc.	2,259	14,232
Performance Technologies, Inc. (a)	2,977	4,049
Plantronics, Inc.	39,954	1,424,760
Polycom, Inc. (a)	189,613	1,975,767
Powerwave Technologies, Inc. (a)(d)	17,873	6,792
Procera Networks, Inc. (a)	21,122	447,575
QUALCOMM, Inc.	1,500,440	92,217,042
Relm Wireless Corp. (a)	9,436	17,457
Riverbed Technology, Inc. (a)	133,318	2,665,027
ShoreTel, Inc. (a)(d)	4,948	19,792
Sonus Networks, Inc. (a)	223,825	431,982
Sycamore Networks, Inc. (a)	13,906	205,531
Symmetricom, Inc. (a)	21,713	133,752
Tellabs, Inc.	247,829	879,793
Telular Corp.	1,806	17,283
Tessco Technologies, Inc.	3,361	63,691
Ubiquiti Networks, Inc. (d)	4,528	54,427
ViaSat, Inc. (a)(d)	35,696	1,381,435
Westell Technologies, Inc. Class A (a)	20,974	44,884
Zhone Technologies, Inc. (a)	5,862	3,517
Zoom Technologies, Inc. (a)(d)	31,336	30,772
		245,613,462
Computers & Peripherals - 5.1%
3D Systems Corp. (a)(d)	34,038	1,487,801
Apple, Inc.	811,655	539,945,344
Astro-Med, Inc.	4,606	37,539
Avid Technology, Inc. (a)(d)	34,710	319,679
Concurrent Computer Corp.	987	4,224
Cray, Inc. (a)	32,010	365,234
Crossroads Systems, Inc. (a)	3,524	14,026
Datalink Corp. (a)(d)	9,248	77,221
Dataram Corp. (a)	3,336	1,719
Dell, Inc.	1,384,312	14,659,864
Diebold, Inc.	54,057	1,761,177
Dot Hill Systems Corp. (a)	109,713	123,976
Electronics for Imaging, Inc. (a)	55,580	858,711
EMC Corp. (a)	1,839,858	48,369,867
Fusion-io, Inc. (a)(d)	45,268	1,268,409
Hauppauge Digital, Inc. (a)	430	538
Hewlett-Packard Co.	1,740,455	29,378,880
Hutchinson Technology, Inc. (a)(d)	34,936	57,994
iGO, Inc. (a)	68,212	33,287
Imation Corp. (a)(d)	19,750	112,773
Immersion Corp. (a)(d)	59,681	342,569
Intermec, Inc. (a)	37,733	223,379
Interphase Corp. (a)	10,718	39,978
Intevac, Inc. (a)(d)	17,689	109,672
Lexmark International, Inc. Class A	56,069	1,217,258
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
NCR Corp. (a)	131,978	$ 2,954,987
NetApp, Inc. (a)	339,363	11,714,811
Novatel Wireless, Inc. (a)	27,517	55,860
OCZ Technology Group, Inc. (a)(d)	45,585	258,011
Overland Storage, Inc. (a)	596	1,132
Presstek, Inc. (a)	7,291	3,573
QLogic Corp. (a)	79,628	969,073
Quantum Corp. (a)(d)	153,724	245,958
Rimage Corp.	6,017	41,397
SanDisk Corp. (a)	212,851	8,773,718
Scan-Optics, Inc. (a)	300	0
Seagate Technology (d)	365,627	11,703,720
Silicon Graphics International Corp. (a)(d)	32,579	278,225
STEC, Inc. (a)(d)	29,627	219,536
Stratasys, Inc. (a)(d)	19,165	1,239,209
Super Micro Computer, Inc. (a)	26,807	330,530
Synaptics, Inc. (a)	22,919	697,196
Transact Technologies, Inc. (a)	3,411	24,457
USA Technologies, Inc. (a)(d)	38,549	54,740
Video Display Corp. (a)	2,957	13,602
Western Digital Corp. (a)	223,974	9,366,593
		689,757,447
Electronic Equipment & Components - 0.7%
Advanced Photonix, Inc. Class A (a)	4,544	2,817
Aeroflex Holding Corp. (a)	11,165	79,272
Agilysys, Inc. (a)(d)	38,149	316,255
Amphenol Corp. Class A	142,497	8,673,792
Anixter International, Inc. (d)	21,905	1,317,148
Arrow Electronics, Inc. (a)	128,186	4,646,743
Audience, Inc.	4,453	80,466
Avnet, Inc. (a)	130,776	4,212,295
AVX Corp.	35,625	364,800
Badger Meter, Inc.	35,716	1,211,130
Benchmark Electronics, Inc. (a)	50,023	802,869
BrightPoint, Inc. (a)	123,441	1,107,266
Checkpoint Systems, Inc. (a)(d)	27,013	215,834
ClearSign Combustion Corp. (a)(d)	2,567	18,354
Cognex Corp.	54,520	1,967,627
Coherent, Inc. (a)(d)	20,405	960,871
Corning, Inc.	1,372,498	16,456,251
CTS Corp.	18,339	180,639
Daktronics, Inc.	32,196	307,794
Document Security Systems, Inc. (a)(d)	10,726	39,257
Dolby Laboratories, Inc. Class A (a)(d)	41,734	1,384,734
DTS, Inc. (a)(d)	19,732	442,983
Echelon Corp. (a)	32,190	107,193
Electro Rent Corp.	12,184	208,590
Electro Scientific Industries, Inc.	21,640	265,306
eMagin Corp. (a)(d)	5,084	23,132
Fabrinet (a)	16,812	201,408

	Shares	Value
FARO Technologies, Inc. (a)(d)	18,648	$ 735,664
FEI Co. (d)	30,148	1,619,249
FLIR Systems, Inc.	126,251	2,499,770
Frequency Electronics, Inc. (a)	430	3,732
Giga-Tronics, Inc. (a)	2,579	4,255
I. D. Systems Inc. (a)	6,071	30,234
Identive Group, Inc. (a)	106,182	74,327
IEC Electronics Corp. (a)	86	493
Ingram Micro, Inc. Class A (a)	145,788	2,226,183
Insight Enterprises, Inc. (a)(d)	31,583	567,231
InvenSense, Inc.	24,022	302,197
IPG Photonics Corp. (a)(d)	26,878	1,652,728
Iteris, Inc. (a)	1,032	1,569
Itron, Inc. (a)(d)	32,926	1,427,671
Jabil Circuit, Inc.	156,276	3,559,967
KEMET Corp. (a)	26,217	122,171
LightPath Technologies, Inc. Class A (a)	376	387
Littelfuse, Inc.	21,280	1,091,451
LoJack Corp. (a)	24,621	61,799
LRAD Corp. (a)	56,581	63,371
Maxwell Technologies, Inc. (a)(d)	15,285	116,319
Measurement Specialties, Inc. (a)(d)	15,282	496,359
Mercury Computer Systems, Inc. (a)(d)	23,393	228,316
Mesa Laboratories, Inc.	2,184	102,714
Methode Electronics, Inc. Class A	27,713	260,225
MicroVision, Inc. (a)(d)	33,140	91,466
MOCON, Inc.	2,209	32,251
Molex, Inc.	125,980	3,344,769
MTS Systems Corp.	16,730	850,051
Multi-Fineline Electronix, Inc. (a)	10,240	250,880
National Instruments Corp. (d)	77,745	2,002,711
Neonode, Inc. (a)(d)	20,693	82,358
NetList, Inc. (a)(d)	104,599	178,864
Newport Corp. (a)	23,268	289,221
OSI Systems, Inc. (a)(d)	17,430	1,291,563
Park Electrochemical Corp.	16,314	423,838
PC Connection, Inc.	6,039	73,615
PC Mall, Inc. (a)	4,077	23,891
Planar Systems, Inc. (a)	2,277	2,960
Plexus Corp. (a)(d)	33,577	1,003,617
Power-One, Inc. (a)	66,414	407,782
Pulse Electronics Corp.	50,135	56,151
RadiSys Corp. (a)	9,220	33,653
RealD, Inc. (a)(d)	37,860	375,193
Research Frontiers, Inc. (a)	1,719	5,432
Richardson Electronics Ltd.	23,707	283,773
Rofin-Sinar Technologies, Inc. (a)(d)	22,270	483,927
Rogers Corp. (a)	16,870	671,257
Sanmina-SCI Corp. (a)	57,434	496,230
ScanSource, Inc. (a)(d)	19,738	596,877
SYNNEX Corp. (a)(d)	16,578	572,438
TE Connectivity Ltd.	360,324	12,672,595
Tech Data Corp. (a)(d)	34,347	1,668,577
Trimble Navigation Ltd. (a)(d)	112,371	5,511,798
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
TTM Technologies, Inc. (a)(d)	45,522	$ 482,533
Uni-Pixel Inc. (a)	8,000	48,240
Universal Display Corp. (a)(d)	32,522	1,312,913
Viasystems Group, Inc. (a)	4,710	71,639
Vishay Intertechnology, Inc. (a)(d)	124,817	1,193,251
Vishay Precision Group, Inc. (a)	9,596	129,930
Wayside Technology Group, Inc.	1,232	15,696
Wireless Telecom Group, Inc. (a)	11,200	14,896
Zygo Corp. (a)	9,828	190,368
		100,080,412
Internet Software & Services - 2.1%
Active Network, Inc. (a)	30,019	338,014
Akamai Technologies, Inc. (a)	154,051	5,778,453
Ancestry.com, Inc. (a)(d)	20,613	640,652
AOL, Inc. (a)(d)	124,137	4,179,693
Autobytel, Inc. (a)	1,148	4,144
Bankrate, Inc. (a)	33,840	581,371
Bazaarvoice, Inc. (d)	15,833	234,962
Blucora, Inc. (a)	32,776	505,078
BroadVision, Inc. (a)	490	3,915
Carbonite, Inc.	4,801	36,296
comScore, Inc. (a)(d)	21,331	301,194
Constant Contact, Inc. (a)(d)	30,835	602,824
Cornerstone OnDemand, Inc. (a)	18,674	500,650
CoStar Group, Inc. (a)(d)	18,819	1,529,044
Crexendo, Inc.	6,585	24,167
DealerTrack Holdings, Inc. (a)	34,664	959,846
Demand Media, Inc. (a)(d)	24,152	245,143
Demandware, Inc.	4,350	113,100
Dice Holdings, Inc. (a)(d)	35,391	282,420
Digital River, Inc. (a)	26,434	440,390
EarthLink, Inc.	80,611	538,481
eBay, Inc. (a)	969,254	46,010,487
eGain Communications Corp. (a)	8,558	41,677
Equinix, Inc. (a)(d)	42,675	8,434,714
ExactTarget, Inc.	3,985	84,362
Facebook, Inc. Class A (d)	446,100	8,065,488
FriendFinder Networks, Inc. (a)(d)	17,170	12,706
GlowPoint, Inc. (a)	18,770	40,168
Google, Inc. Class A (a)	221,938	152,047,504
IAC/InterActiveCorp	59,783	3,099,151
Internap Network Services Corp. (a)(d)	34,998	251,986
IntraLinks Holdings, Inc. (a)	36,458	197,602
iPass, Inc. (a)(d)	22,438	40,837
j2 Global, Inc.	38,868	1,145,440
Keynote Systems, Inc.	17,976	236,025
KIT digital, Inc. (a)(d)	144,562	469,827
Limelight Networks, Inc. (a)(d)	33,081	76,417
LinkedIn Corp. (a)(d)	52,535	5,637,006
Liquidity Services, Inc. (a)(d)	21,953	1,150,118
LivePerson, Inc. (a)(d)	36,057	594,941

	Shares	Value
Local.com Corp. (a)	28,399	$ 56,230
LogMeIn, Inc. (a)	22,955	504,551
Marchex, Inc. Class B	28,685	97,242
Market Leader, Inc. (a)	5,306	26,689
MeetMe, Inc. (a)(d)	18,724	45,874
Millennial Media, Inc. (d)	5,458	62,931
Monster Worldwide, Inc. (a)(d)	89,914	626,701
Move, Inc. (a)	35,516	276,314
NIC, Inc. (d)	78,994	1,139,883
Onstream Media Corp. (a)	29	17
OpenTable, Inc. (a)(d)	17,198	730,055
Perficient, Inc. (a)	18,309	196,089
QuinStreet, Inc. (a)	17,620	151,003
Rackspace Hosting, Inc. (a)(d)	122,641	7,356,007
RealNetworks, Inc.	28,670	227,640
Responsys, Inc. (a)	13,609	130,510
Saba Software, Inc. (a)(d)	20,826	195,764
SciQuest, Inc. (a)	7,578	127,689
Selectica, Inc. (a)	552	2,109
SPS Commerce, Inc. (a)	5,106	178,455
Stamps.com, Inc. (a)	5,476	121,239
Support.com, Inc. (a)	117,655	362,377
Synacor, Inc. (d)	5,439	43,186
TechTarget, Inc. (a)	1,217	6,840
TheStreet.com, Inc.	3,696	5,137
Travelzoo, Inc. (a)(d)	5,383	121,440
United Online, Inc.	71,982	358,470
Unwired Planet, Inc. (a)(d)	76,683	131,128
ValueClick, Inc. (a)(d)	62,448	1,015,404
VeriSign, Inc. (a)(d)	129,741	6,186,051
VistaPrint Ltd. (a)(d)	28,654	1,033,550
Vocus, Inc. (a)(d)	23,379	454,020
Web.com Group, Inc. (a)	25,389	422,727
WebMD Health Corp. (a)(d)	42,908	641,046
WebMediaBrands, Inc. (a)	147	453
XO Group, Inc. (a)(d)	29,832	236,866
Yahoo!, Inc. (a)	1,002,327	14,684,091
Yelp, Inc. (d)	3,062	67,364
Zix Corp. (a)	43,773	112,497
		283,611,932
IT Services - 3.5%
Accenture PLC Class A	613,131	37,768,870
Acxiom Corp. (a)	66,136	1,128,280
Alliance Data Systems Corp. (a)	50,917	7,008,725
Analysts International Corp. (a)	1,000	3,860
Automatic Data Processing, Inc.	430,042	24,976,839
Booz Allen Hamilton Holding Corp. Class A (d)	22,456	412,292
Broadridge Financial Solutions, Inc.	87,381	2,069,182
CACI International, Inc. Class A (a)(d)	20,462	1,092,466
Cardtronics, Inc. (a)	33,554	947,901
Cass Information Systems, Inc.	3,596	143,912
Ciber, Inc. (a)	53,912	187,075
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Cognizant Technology Solutions Corp. Class A (a)	262,439	$ 16,869,579
Computer Sciences Corp.	132,525	4,268,630
Computer Task Group, Inc. (a)	4,854	77,664
Convergys Corp. (d)	80,658	1,251,006
CoreLogic, Inc. (a)	88,040	2,165,784
CSG Systems International, Inc. (a)(d)	47,456	1,006,542
CSP, Inc.	3,696	16,706
DST Systems, Inc.	31,684	1,612,082
Dynamics Research Corp. (a)	2,443	14,536
Edgewater Technology, Inc. (a)	2,875	10,983
EPAM Systems, Inc. (d)	6,277	109,848
Euronet Worldwide, Inc. (a)(d)	36,875	654,900
ExlService Holdings, Inc. (a)(d)	20,701	533,465
Fidelity National Information Services, Inc.	242,609	7,642,184
Fiserv, Inc. (a)	126,468	9,018,433
FleetCor Technologies, Inc. (a)	39,405	1,701,508
Forrester Research, Inc.	10,441	305,712
Gartner, Inc. Class A (a)(d)	74,803	3,694,520
Genpact Ltd.	104,362	1,904,607
Global Cash Access Holdings, Inc. (a)(d)	58,402	447,943
Global Payments, Inc.	62,757	2,613,829
Hackett Group, Inc. (a)	12,619	47,321
Heartland Payment Systems, Inc.	30,852	937,284
Higher One Holdings, Inc. (a)(d)	26,817	330,654
IBM Corp. (d)	965,097	188,049,150
iGate Corp. (a)(d)	19,383	312,260
Information Services Group, Inc. (a)	18,000	21,960
Innodata, Inc. (a)(d)	14,010	57,721
Jack Henry & Associates, Inc.	77,862	2,877,780
Lender Processing Services, Inc.	67,472	1,893,939
Lionbridge Technologies, Inc. (a)	34,685	121,744
ManTech International Corp. Class A	23,021	515,670
MasterCard, Inc. Class A	90,335	38,202,672
Mattersight Corp. (a)	4,307	23,904
Maximus, Inc.	30,123	1,638,390
ModusLink Global Solutions, Inc. (a)	31,030	94,642
MoneyGram International, Inc. (a)	66,937	1,067,645
NCI, Inc. Class A (a)(d)	12,261	89,628
NeuStar, Inc. Class A (a)(d)	51,899	1,949,845
Online Resources Corp. (a)	26,280	69,642
Paychex, Inc.	286,984	9,545,088
PFSweb, Inc. (a)	1,815	4,628
PRG-Schultz International, Inc. (a)	5,640	45,797
SAIC, Inc.	273,792	3,343,000
Sapient Corp. (d)	97,843	989,193
ServiceSource International, Inc. (a)	26,438	244,816
StarTek, Inc. (a)	2,150	6,343
Storage Engine, Inc. (a)	434	0
Syntel, Inc. (d)	16,557	965,273

	Shares	Value
Teletech Holdings, Inc. (a)	19,293	$ 318,527
Teradata Corp. (a)	144,919	11,068,913
The Management Network Group, Inc. (a)	206	443
The Western Union Co.	522,279	9,197,333
TNS, Inc. (a)	26,351	384,988
Total System Services, Inc.	171,609	3,977,897
Unisys Corp. (a)	35,389	747,770
Vantiv, Inc.	21,515	485,378
VeriFone Systems, Inc. (a)(d)	89,774	3,118,749
Virtusa Corp. (a)	9,712	164,133
Visa, Inc. Class A	466,136	59,781,942
Wright Express Corp. (a)(d)	31,092	2,047,097
		476,399,022
Office Electronics - 0.1%
Xerox Corp.	1,207,010	8,895,664
Zebra Technologies Corp. Class A (a)	39,540	1,474,447
		10,370,111
Semiconductors & Semiconductor Equipment - 2.2%
Advanced Energy Industries, Inc. (a)	31,081	396,904
Advanced Micro Devices, Inc. (a)(d)	466,780	1,736,422
AEHR Test Systems (a)	3,126	3,439
Aetrium, Inc. (a)	2,064	2,188
Altera Corp.	277,871	10,372,924
Amkor Technology, Inc. (a)(d)	114,967	539,195
Amtech Systems, Inc. (a)(d)	12,381	48,781
ANADIGICS, Inc. (a)(d)	74,954	87,696
Analog Devices, Inc.	259,067	10,295,323
Applied Materials, Inc.	1,097,065	12,824,690
Applied Micro Circuits Corp. (a)(d)	98,689	504,301
Atmel Corp. (a)	373,294	2,213,633
ATMI, Inc. (a)(d)	23,384	442,191
AuthenTec, Inc. (a)	19,562	156,692
Axcelis Technologies, Inc. (a)	87,264	91,627
AXT, Inc. (a)	31,515	105,575
Broadcom Corp. Class A	401,108	14,251,367
Brooks Automation, Inc.	46,495	372,425
BTU International, Inc. (a)	4,067	9,232
Cabot Microelectronics Corp. (d)	30,653	1,019,825
Cavium, Inc. (a)	39,294	1,269,196
Ceva, Inc. (a)(d)	14,448	232,902
Cirrus Logic, Inc. (a)(d)	54,354	2,264,931
Cohu, Inc.	18,095	159,236
Cree, Inc. (a)(d)	95,925	2,705,085
CVD Equipment Corp. (a)(d)	24,298	261,932
Cymer, Inc. (a)(d)	24,391	1,382,970
Cypress Semiconductor Corp.	214,263	2,487,593
Diodes, Inc. (a)(d)	26,894	497,270
DSP Group, Inc. (a)	34,788	199,335
Entegris, Inc. (a)	103,421	909,071
Entropic Communications, Inc. (a)(d)	140,222	761,405
Exar Corp. (a)	27,190	206,916
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Fairchild Semiconductor International, Inc. (a)(d)	100,014	$ 1,452,203
First Solar, Inc. (a)(d)	100,039	1,999,780
FormFactor, Inc. (a)	37,840	192,606
FSI International, Inc. (a)	26,930	166,158
GigOptix, Inc. (a)	17,428	39,039
GSI Technology, Inc. (a)	4,316	19,163
GT Advanced Technologies, Inc. (a)(d)	91,707	531,901
Hittite Microwave Corp. (a)(d)	24,952	1,306,736
Ikanos Communications, Inc. (a)	35,040	32,587
Inphi Corp. (a)	18,384	218,402
Integrated Device Technology, Inc. (a)(d)	100,471	534,506
Integrated Silicon Solution, Inc. (a)	27,085	268,412
Intel Corp.	4,408,831	109,471,274
International Rectifier Corp. (a)(d)	50,327	876,193
Intersil Corp. Class A	88,851	784,554
Intest Corp. (a)	2,175	5,699
IXYS Corp. (a)(d)	38,644	376,006
KLA-Tencor Corp. (d)	158,007	8,107,339
Kopin Corp. (a)(d)	42,598	148,667
Kulicke & Soffa Industries, Inc. (a)	54,346	615,740
Lam Research Corp. (a)	168,446	5,749,062
Lattice Semiconductor Corp. (a)	136,230	529,935
Linear Technology Corp.	167,098	5,518,411
LSI Corp. (a)	467,228	3,639,706
LTX-Credence Corp. (a)	48,731	277,279
M/A-COM Technology Solutions, Inc.	10,000	115,200
Marvell Technology Group Ltd.	465,712	4,740,948
Mattson Technology, Inc. (a)(d)	39,367	36,985
Maxim Integrated Products, Inc.	250,635	6,802,234
MaxLinear, Inc. Class A (a)	10,522	60,081
MEMC Electronic Materials, Inc. (a)(d)	169,051	453,057
Micrel, Inc.	33,398	331,976
Microchip Technology, Inc. (d)	152,363	5,294,614
Micron Technology, Inc. (a)	838,364	5,206,240
Microsemi Corp. (a)(d)	65,742	1,308,923
Mindspeed Technologies, Inc. (a)(d)	20,470	53,017
MIPS Technologies, Inc. (a)(d)	41,504	275,587
MKS Instruments, Inc.	37,798	1,024,704
Monolithic Power Systems, Inc. (a)	35,284	760,723
MoSys, Inc. (a)(d)	9,566	32,620
Nanometrics, Inc. (a)(d)	28,664	436,553
NeoPhotonics Corp. (a)	11,524	63,958
NVE Corp. (a)(d)	6,043	339,677
NVIDIA Corp. (a)	527,325	7,398,370
Omnivision Technologies, Inc. (a)(d)	44,394	721,403
ON Semiconductor Corp. (a)	400,227	2,493,414
PDF Solutions, Inc. (a)	12,716	153,228
Peregrine Semiconductor Corp.	5,341	84,922
Pericom Semiconductor Corp. (a)	17,514	140,637
Photronics, Inc. (a)(d)	74,723	438,624

	Shares	Value
Pixelworks, Inc. (a)	11,868	$ 40,233
PLX Technology, Inc. (a)	29,807	169,900
PMC-Sierra, Inc. (a)(d)	166,615	974,698
Power Integrations, Inc.	28,590	990,358
QuickLogic Corp. (a)(d)	26,338	70,586
Rambus, Inc. (a)(d)	76,083	325,635
Ramtron International Corp. (a)	22,353	63,483
RF Micro Devices, Inc. (a)(d)	198,693	745,099
Rubicon Technology, Inc. (a)(d)	18,271	153,842
Rudolph Technologies, Inc. (a)(d)	17,933	167,494
Semtech Corp. (a)(d)	45,838	1,123,948
Sigma Designs, Inc. (a)(d)	22,818	156,760
Silicon Image, Inc. (a)	84,424	399,326
Silicon Laboratories, Inc. (a)	36,210	1,384,670
Skyworks Solutions, Inc. (a)	197,217	6,007,230
Spansion, Inc. Class A	38,055	434,969
STR Holdings, Inc. (a)(d)	37,233	118,773
SunPower Corp. (a)(d)	29,517	132,236
Supertex, Inc. (a)	19,548	337,985
Teradyne, Inc. (a)(d)	178,524	2,788,545
Tessera Technologies, Inc.	44,982	686,875
Texas Instruments, Inc.	983,319	28,555,584
TranSwitch Corp. (a)	16,133	16,133
TriQuint Semiconductor, Inc. (a)(d)	138,618	770,716
Ultra Clean Holdings, Inc. (a)(d)	12,895	75,823
Ultratech, Inc. (a)	31,408	1,035,836
Veeco Instruments, Inc. (a)(d)	36,173	1,240,734
Vitesse Semiconductor Corp. (a)(d)	9,484	23,141
Volterra Semiconductor Corp. (a)	28,138	670,529
Xilinx, Inc. (d)	212,435	7,203,671
		307,306,137
Software - 3.8%
Accelrys, Inc. (a)(d)	29,972	230,485
ACI Worldwide, Inc. (a)	37,489	1,626,273
Activision Blizzard, Inc. (d)	342,289	4,025,319
Actuate Corp. (a)	42,170	294,768
Adobe Systems, Inc. (a)	434,575	13,589,160
Advent Software, Inc. (a)(d)	32,795	779,209
American Software, Inc. Class A	10,878	89,635
ANSYS, Inc. (a)(d)	78,416	5,465,595
Ariba, Inc. (a)	85,173	3,806,381
Aspen Technology, Inc. (a)	80,938	1,973,268
Autodesk, Inc. (a)	190,778	5,923,657
Blackbaud, Inc.	29,935	729,815
BMC Software, Inc. (a)	135,415	5,606,181
Bottomline Technologies, Inc. (a)(d)	34,478	773,686
BroadSoft, Inc. (a)	20,047	725,902
BSQUARE Corp. (a)	11,182	31,421
CA Technologies, Inc.	349,083	9,086,630
Cadence Design Systems, Inc. (a)(d)	209,415	2,764,278
Callidus Software, Inc. (a)(d)	12,639	56,496
Citrix Systems, Inc. (a)	169,780	13,190,208
CommVault Systems, Inc. (a)(d)	36,151	1,822,733
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Compuware Corp. (a)	168,002	$ 1,680,020
Comverse Technology, Inc. (a)	148,839	893,034
Concur Technologies, Inc. (a)(d)	38,435	2,782,694
Datawatch Corp. (a)	1,950	36,992
Deltek, Inc. (a)(d)	8,196	106,056
Digimarc Corp.	3,041	66,111
Ebix, Inc. (d)	31,393	753,118
Electronic Arts, Inc. (a)	280,403	3,737,772
Ellie Mae, Inc. (a)	15,823	407,759
Eloqua, Inc.	7,775	108,772
Envivio, Inc.	6,801	17,887
EPIQ Systems, Inc.	38,746	454,103
ePlus, Inc. (a)	1,206	41,064
Evolving Systems, Inc.	4,973	31,877
FactSet Research Systems, Inc.	34,299	3,164,769
Fair Isaac Corp.	37,437	1,598,934
FalconStor Software, Inc. (a)	21,866	40,015
Fonix Corp. (a)	1	0
Fortinet, Inc. (a)	124,790	3,308,183
Glu Mobile, Inc. (a)(d)	143,946	726,927
GSE Systems, Inc. (a)	388	733
Guidance Software, Inc. (a)	3,531	37,040
Guidewire Software, Inc.	14,428	411,919
Imperva, Inc.	3,643	110,346
Infoblox, Inc.	6,361	138,606
Informatica Corp. (a)	99,837	3,254,686
Interactive Intelligence Group, Inc. (a)	8,029	237,337
Intuit, Inc.	232,658	13,619,799
JDA Software Group, Inc. (a)(d)	38,809	1,195,317
Jive Software, Inc. (d)	9,842	148,516
Kenexa Corp. (a)	15,879	727,893
Majesco Entertainment Co. (a)(d)	19,952	33,918
Manhattan Associates, Inc. (a)	20,570	1,040,431
Marlborough Software Development Holdings, Inc.	5,202	2,497
Mentor Graphics Corp. (a)	80,500	1,330,665
MICROS Systems, Inc. (a)(d)	71,058	3,599,798
Microsoft Corp.	6,544,446	201,699,826
MicroStrategy, Inc. Class A (a)(d)	7,880	989,019
Mitek Systems, Inc. (a)(d)	15,896	72,168
Monotype Imaging Holdings, Inc. (d)	21,266	320,904
Motricity, Inc. (a)(d)	42,402	19,081
Motricity, Inc. rights 10/3/12 (a)	42,402	424
NetScout Systems, Inc. (a)(d)	29,548	701,765
NetSol Technologies, Inc. (a)	10,165	46,962
NetSuite, Inc. (a)	30,845	1,754,464
Nuance Communications, Inc. (a)(d)	213,353	5,088,469
Opnet Technologies, Inc. (d)	9,587	299,306
Oracle Corp.	3,346,734	105,924,131
Parametric Technology Corp. (a)(d)	99,151	2,106,959

	Shares	Value
Peerless Systems Corp. (a)	172	$ 671
Pegasystems, Inc.	16,328	441,346
Pervasive Software, Inc. (a)	4,203	34,969
Progress Software Corp. (a)(d)	47,192	907,502
Proofpoint, Inc. (d)	5,296	68,742
PROS Holdings, Inc. (a)(d)	12,895	222,826
QAD, Inc. Class B	4,298	50,416
QLIK Technologies, Inc. (a)	62,425	1,320,289
Quest Software, Inc. (a)	47,751	1,334,640
RealPage, Inc. (a)(d)	33,089	844,100
Red Hat, Inc. (a)	168,604	9,448,568
Rosetta Stone, Inc. (a)	8,315	95,706
Rovi Corp. (a)	86,281	1,323,551
salesforce.com, Inc. (a)(d)	107,596	15,620,787
SeaChange International, Inc. (a)	17,668	144,171
ServiceNow, Inc. (d)	10,394	323,253
Smith Micro Software, Inc. (a)	41,455	69,644
SolarWinds, Inc. (a)	51,523	2,827,582
Solera Holdings, Inc.	55,386	2,278,026
Sonic Foundry, Inc. (a)	155	1,232
Sourcefire, Inc. (a)(d)	26,600	1,380,274
Splunk, Inc.	11,803	406,023
SS&C Technologies Holdings, Inc. (a)	27,719	614,807
Symantec Corp. (a)	626,461	11,169,800
Synchronoss Technologies, Inc. (a)(d)	29,419	676,931
Synopsys, Inc. (a)	144,793	4,782,513
Take-Two Interactive Software, Inc. (a)(d)	62,163	637,171
Tangoe, Inc. (a)(d)	62,161	1,007,008
TeleCommunication Systems, Inc. Class A (a)(d)	49,377	86,904
TeleNav, Inc. (a)	12,035	72,691
THQ, Inc. (a)(d)	7,682	36,874
TIBCO Software, Inc. (a)(d)	135,292	4,047,937
TiVo, Inc. (a)	82,213	747,316
Tyler Technologies, Inc. (a)(d)	30,080	1,211,021
Ultimate Software Group, Inc. (a)(d)	21,830	2,165,318
Vasco Data Security International, Inc. (a)(d)	30,246	284,917
Verint Systems, Inc. (a)(d)	23,323	667,737
Versant Corp. (a)	1,506	14,699
VirnetX Holding Corp. (a)(d)	42,196	1,097,518
VMware, Inc. Class A (a)(d)	65,012	5,788,668
Vringo, Inc. (a)(d)	13,856	43,646
Wave Systems Corp. Class A (a)(d)	52,444	50,871
Websense, Inc. (a)	31,243	480,517
Zynga, Inc.	81,974	229,527
		512,518,875
TOTAL INFORMATION TECHNOLOGY		2,625,657,398
MATERIALS - 3.8%
Chemicals - 2.4%
A. Schulman, Inc.	30,292	735,793
ADA-ES, Inc. (a)(d)	14,209	333,201
Air Products & Chemicals, Inc.	180,906	14,939,217
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Airgas, Inc.	55,012	$ 4,569,847
Albemarle Corp.	73,182	4,005,251
American Pacific Corp. (a)	688	8,304
American Vanguard Corp. (d)	23,997	705,992
Arabian American Development Co. (a)(d)	28,770	277,343
Ashland, Inc.	55,241	4,067,395
Balchem Corp.	26,952	983,209
Cabot Corp.	56,337	1,962,218
Calgon Carbon Corp. (a)(d)	83,129	1,134,711
Celanese Corp. Class A	137,957	5,278,235
CF Industries Holdings, Inc.	60,942	12,615,603
Chase Corp.	859	13,976
Chemtura Corp. (a)	82,324	1,360,816
Clean Diesel Technologies, Inc. (a)(d)	42,378	97,893
Core Molding Technologies, Inc. (a)	5,919	44,215
Cytec Industries, Inc.	37,333	2,556,191
Dow Chemical Co.	1,042,203	30,546,970
E.I. du Pont de Nemours & Co. (d)	804,319	40,014,870
Eastman Chemical Co.	130,465	7,209,496
Ecolab, Inc.	229,294	14,681,695
Ferro Corp. (a)(d)	55,113	180,771
Flotek Industries, Inc. (a)(d)	68,404	809,219
FMC Corp.	121,464	6,597,924
FutureFuel Corp.	9,540	98,453
Georgia Gulf Corp.	26,327	1,043,602
GSE Holding, Inc.	2,100	17,220
H.B. Fuller Co. (d)	32,855	999,121
Hawkins, Inc. (d)	5,329	205,806
Huntsman Corp.	154,748	2,225,276
Innophos Holdings, Inc.	16,934	800,809
International Flavors & Fragrances, Inc.	78,743	4,765,526
Intrepid Potash, Inc. (a)(d)	39,192	879,077
KMG Chemicals, Inc. (d)	10,303	188,854
Koppers Holdings, Inc.	22,254	721,252
Kraton Performance Polymers, Inc. (a)	20,094	431,016
Kronos Worldwide, Inc.	11,327	192,219
Landec Corp. (a)	25,874	253,565
LSB Industries, Inc. (a)	18,952	714,490
LyondellBasell Industries NV Class A	307,140	15,000,718
Material Sciences Corp. (a)	4,565	40,492
Minerals Technologies, Inc.	26,077	1,768,281
Monsanto Co.	466,177	40,608,678
NewMarket Corp. (d)	7,381	1,816,612
Olin Corp. (d)	49,032	1,050,756
OM Group, Inc. (a)(d)	23,696	436,954
OMNOVA Solutions, Inc. (a)	32,261	251,313
Penford Corp. (a)	6,469	47,288
PolyOne Corp.	70,747	1,116,388
PPG Industries, Inc.	132,789	14,609,446
Praxair, Inc.	259,473	27,374,402

	Shares	Value
Quaker Chemical Corp.	14,473	$ 680,955
Rockwood Holdings, Inc.	59,022	2,794,101
RPM International, Inc.	100,355	2,750,731
Senomyx, Inc. (a)	18,447	35,049
Sensient Technologies Corp.	58,886	2,111,063
Sherwin-Williams Co.	73,086	10,457,145
Sigma Aldrich Corp.	94,992	6,747,282
Spartech Corp. (a)	19,316	97,739
Stepan Co.	8,487	810,678
The Mosaic Co.	241,706	13,997,194
The Scotts Miracle-Gro Co. Class A	31,090	1,294,899
TPC Group, Inc. (a)	11,175	458,510
Tredegar Corp.	24,439	395,423
Tronox Ltd. Class A (d)	3,340	86,139
Valhi, Inc.	16,022	202,037
Valspar Corp.	85,270	4,548,302
W.R. Grace & Co. (a)	58,289	3,366,773
Westlake Chemical Corp.	15,771	1,084,729
Zep, Inc.	16,526	239,131
Zoltek Companies, Inc. (a)(d)	40,249	343,324
		325,889,173
Construction Materials - 0.1%
Eagle Materials, Inc.	36,470	1,555,446
Headwaters, Inc. (a)	97,498	648,362
Martin Marietta Materials, Inc. (d)	41,456	3,166,409
Texas Industries, Inc. (d)	19,133	745,422
U.S. Concrete, Inc. (a)	13,793	87,034
Vulcan Materials Co.	110,669	4,307,237
		10,509,910
Containers & Packaging - 0.2%
AEP Industries, Inc. (a)	6,511	327,829
Aptargroup, Inc.	54,292	2,749,890
Ball Corp.	152,556	6,433,287
Bemis Co., Inc.	87,122	2,636,312
Boise, Inc.	80,405	605,450
Crown Holdings, Inc. (a)	122,457	4,439,066
Graphic Packaging Holding Co. (a)	184,468	1,031,176
Greif, Inc. Class A (d)	37,275	1,658,738
MOD-PAC Corp. (sub. vtg.) (a)	989	5,093
Myers Industries, Inc.	25,717	380,612
Owens-Illinois, Inc. (a)	128,624	2,248,348
Packaging Corp. of America	74,757	2,393,719
Rock-Tenn Co. Class A	57,967	3,870,457
Sealed Air Corp.	144,059	2,055,722
Silgan Holdings, Inc.	43,920	1,841,566
Sonoco Products Co.	95,840	2,931,746
UFP Technologies, Inc. (a)	2,454	41,473
		35,650,484
Metals & Mining - 0.9%
A.M. Castle & Co. (a)(d)	15,455	201,379
AK Steel Holding Corp. (d)	121,218	632,758
Alcoa, Inc.	933,375	7,989,690
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Allegheny Technologies, Inc.	88,254	$ 2,615,849
Allied Nevada Gold Corp. (a)(d)	71,333	2,324,029
Amcol International Corp.	23,278	699,969
Carpenter Technology Corp.	37,349	1,765,114
Century Aluminum Co. (a)(d)	49,996	311,475
Cliffs Natural Resources, Inc. (d)	120,245	4,309,581
Coeur d'Alene Mines Corp. (a)(d)	98,197	2,257,549
Commercial Metals Co. (d)	82,162	1,046,744
Compass Minerals International, Inc.	27,266	1,958,244
Comstock Mining, Inc. (a)(d)	21,841	64,649
Freeport-McMoRan Copper & Gold, Inc.	815,740	29,456,371
Friedman Industries	2,001	19,530
General Moly, Inc. (a)(d)	49,482	134,096
Globe Specialty Metals, Inc.	35,832	522,789
Golden Minerals Co. (a)(d)	55,854	298,819
Handy & Harman Ltd. (a)	4,348	61,002
Haynes International, Inc.	8,639	421,151
Hecla Mining Co. (d)	230,709	1,248,136
Horsehead Holding Corp. (a)	39,520	349,357
Kaiser Aluminum Corp. (d)	16,273	908,847
Materion Corp.	22,336	474,417
McEwen Mining, Inc. (a)(d)	189,417	750,091
Metals USA Holdings Corp. (a)	10,388	143,251
Mines Management, Inc. (a)(d)	12,500	17,125
Molycorp, Inc. (a)(d)	58,839	677,237
Newmont Mining Corp.	425,058	21,541,939
Noranda Aluminium Holding Corp.	34,612	206,288
Nucor Corp.	249,460	9,392,169
Olympic Steel, Inc.	9,587	151,091
Reliance Steel & Aluminum Co.	68,490	3,522,441
Royal Gold, Inc.	50,211	4,419,572
RTI International Metals, Inc. (a)(d)	27,976	606,799
Schnitzer Steel Industries, Inc. Class A (d)	16,509	455,979
Silver Bull Resources, Inc. (a)(d)	34,716	17,705
Solitario Exploration & Royalty Corp. (a)	7,900	9,777
Southern Copper Corp. (d)	179,220	5,831,819
Steel Dynamics, Inc.	171,522	2,095,999
Stillwater Mining Co. (a)	84,322	887,911
SunCoke Energy, Inc. (a)	54,343	859,706
Synalloy Corp.	602	7,886
Titanium Metals Corp. (d)	121,957	1,492,754
U.S. Silica Holdings, Inc.	9,838	117,072
United States Steel Corp. (d)	121,806	2,369,127
Universal Stainless & Alloy Products, Inc. (a)(d)	4,997	179,392
US Antimony Corp. (a)(d)	7,998	20,795
Vista Gold Corp. (a)	30,419	93,691

	Shares	Value
Walter Energy, Inc.	48,123	$ 1,573,622
Worthington Industries, Inc.	42,754	893,559
		118,406,342
Paper & Forest Products - 0.2%
Buckeye Technologies, Inc.	38,686	1,172,960
Clearwater Paper Corp. (a)	22,216	837,988
Deltic Timber Corp.	13,533	830,114
Domtar Corp.	31,471	2,279,759
Glatfelter (d)	36,975	621,180
International Paper Co.	341,233	11,793,012
Kapstone Paper & Packaging Corp. (a)	27,514	551,105
Louisiana-Pacific Corp. (a)(d)	105,378	1,414,173
MeadWestvaco Corp.	148,558	4,272,528
Neenah Paper, Inc.	13,754	383,874
Resolute Forest Products (a)(d)	75,864	953,610
Schweitzer-Mauduit International, Inc.	24,906	803,966
Verso Paper Corp. (a)(d)	16,407	32,322
Wausau-Mosinee Paper Corp.	43,988	395,012
		26,341,603
TOTAL MATERIALS		516,797,512
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.5%
8x8, Inc. (a)(d)	89,195	528,034
Alaska Communication Systems Group, Inc. (d)	135,810	291,992
Allegiance Telecom, Inc. (a)	7,100	0
AT&T, Inc. (d)	5,131,395	188,014,313
Atlantic Tele-Network, Inc.	16,949	638,638
Cbeyond, Inc. (a)	59,758	484,040
CenturyLink, Inc.	535,275	22,620,722
Cincinnati Bell, Inc. New (a)(d)	146,179	685,580
Cogent Communications Group, Inc.	64,769	1,269,472
Consolidated Communications Holdings, Inc. (d)	59,983	976,523
Elephant Talk Communication, Inc. (a)(d)	63,184	80,876
FairPoint Communications, Inc. (a)(d)	43,838	286,262
Frontier Communications Corp. (d)	853,571	3,943,498
General Communications, Inc. Class A (a)	33,964	299,562
Globalstar, Inc. (a)(d)	127,148	36,873
Hawaiian Telcom Holdco, Inc. (a)(d)	11,736	201,507
HickoryTech Corp.	2,523	26,416
IDT Corp. Class B	44,765	449,888
inContact, Inc. (a)	21,298	121,399
Iridium Communications, Inc. (a)	61,404	455,004
Level 3 Communications, Inc. (a)(d)	169,435	3,651,324
Lumos Networks Corp.	15,837	137,465
Neutral Tandem, Inc. (a)	28,172	309,892
ORBCOMM, Inc. (a)(d)	20,031	70,509
Premiere Global Services, Inc. (a)	64,433	596,650
Primus Telecommunications Group, Inc.	10,437	149,667
Towerstream Corp. (a)(d)	39,383	168,953
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
tw telecom, inc. (a)	116,186	$ 2,922,078
Verizon Communications, Inc.	2,474,872	106,271,004
Vonage Holdings Corp. (a)	140,662	301,017
Windstream Corp. (d)	480,431	4,741,854
		340,731,012
Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. (a)(d)	15,589	113,956
Clearwire Corp. Class A (a)(d)	287,596	460,154
Crown Castle International Corp. (a)	222,145	14,097,322
Leap Wireless International, Inc. (a)(d)	51,525	281,842
MetroPCS Communications, Inc. (a)	322,874	3,141,564
NII Holdings, Inc. (a)(d)	142,112	886,779
NTELOS Holdings Corp.	10,948	187,977
SBA Communications Corp. Class A (a)(d)	94,055	5,622,608
Shenandoah Telecommunications Co. (d)	22,919	352,494
Sprint Nextel Corp. (a)	2,578,417	12,505,322
Telephone & Data Systems, Inc.	73,288	1,797,022
U.S. Cellular Corp. (a)(d)	27,310	1,036,415
USA Mobility, Inc.	43,148	492,319
		40,975,774
TOTAL TELECOMMUNICATION SERVICES		381,706,786
UTILITIES - 3.5%
Electric Utilities - 1.9%
Allete, Inc.	33,215	1,380,415
American Electric Power Co., Inc.	417,292	17,939,383
Cleco Corp.	54,483	2,229,989
Duke Energy Corp.	598,649	38,780,482
Edison International	276,732	12,118,094
El Paso Electric Co.	44,691	1,478,825
Empire District Electric Co.	52,048	1,098,733
Entergy Corp.	153,247	10,433,056
Exelon Corp.	739,400	26,965,918
FirstEnergy Corp.	366,219	16,003,770
Great Plains Energy, Inc.	94,773	2,020,560
Hawaiian Electric Industries, Inc.	99,172	2,631,033
IDACORP, Inc.	35,161	1,457,423
ITC Holdings Corp.	54,901	3,951,774
MGE Energy, Inc.	22,576	1,116,157
NextEra Energy, Inc.	369,362	24,861,756
Northeast Utilities	270,552	10,191,694
NV Energy, Inc.	181,962	3,191,613
OGE Energy Corp.	87,987	4,755,697
Otter Tail Corp. (d)	43,707	989,526
Pepco Holdings, Inc.	155,532	3,003,323
Pinnacle West Capital Corp.	94,072	4,832,479
PNM Resources, Inc.	67,114	1,380,535
Portland General Electric Co. (d)	65,957	1,770,286

	Shares	Value
PPL Corp.	518,259	$ 15,200,536
Southern Co.	748,738	33,940,294
UIL Holdings Corp.	34,543	1,215,223
Unitil Corp.	19,695	519,948
UNS Energy Corp.	32,111	1,286,367
Westar Energy, Inc.	117,240	3,414,029
Xcel Energy, Inc.	439,074	12,245,774
		262,404,692
Gas Utilities - 0.3%
AGL Resources, Inc.	117,679	4,665,972
Atmos Energy Corp.	80,528	2,813,648
Chesapeake Utilities Corp.	10,363	485,299
Delta Natural Gas Co., Inc.	3,078	60,637
Gas Natural, Inc.	3,100	30,938
Laclede Group, Inc.	27,494	1,161,622
National Fuel Gas Co. (d)	68,348	3,410,565
New Jersey Resources Corp.	32,715	1,465,959
Northwest Natural Gas Co.	34,699	1,706,150
ONEOK, Inc.	164,622	7,330,618
Piedmont Natural Gas Co., Inc. (d)	66,004	2,061,305
Questar Corp.	154,003	3,041,559
South Jersey Industries, Inc.	25,563	1,293,999
Southwest Gas Corp.	43,172	1,845,603
UGI Corp.	101,658	3,098,536
WGL Holdings, Inc. (d)	35,927	1,402,590
		35,875,000
Independent Power Producers & Energy Traders - 0.1%
Black Hills Corp.	38,823	1,327,747
Calpine Corp. (a)(d)	312,700	5,487,885
Genie Energy Ltd. Class B	11,430	81,153
GenOn Energy, Inc. (a)	646,203	1,634,894
NRG Energy, Inc. (d)	189,652	4,047,174
Ormat Technologies, Inc.	29,840	566,662
Tegal Corp. (a)	87	292
The AES Corp.	613,866	6,991,934
		20,137,741
Multi-Utilities - 1.1%
Alliant Energy Corp.	93,549	4,123,640
Ameren Corp.	200,867	6,572,368
Avista Corp.	62,033	1,575,638
CenterPoint Energy, Inc.	340,092	6,934,476
CH Energy Group, Inc.	22,364	1,457,238
CMS Energy Corp.	185,233	4,273,325
Consolidated Edison, Inc.	258,015	15,640,869
Dominion Resources, Inc.	511,387	26,837,590
DTE Energy Co.	147,042	8,587,253
Integrys Energy Group, Inc.	66,187	3,573,436
MDU Resources Group, Inc.	177,407	3,823,121
NiSource, Inc.	245,673	5,979,681
NorthWestern Energy Corp.	42,329	1,549,241
PG&E Corp.	369,726	16,049,806
Public Service Enterprise Group, Inc.	444,933	14,086,579
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
SCANA Corp.	113,750	$ 5,387,200
Sempra Energy	201,000	13,306,200
TECO Energy, Inc.	132,305	2,296,815
Vectren Corp.	57,016	1,608,421
Wisconsin Energy Corp.	193,822	7,357,483
		151,020,380
Water Utilities - 0.1%
American States Water Co.	26,442	1,152,342
American Water Works Co., Inc.	158,388	5,839,766
Aqua America, Inc. (d)	122,078	3,051,950
Artesian Resources Corp. Class A	8,755	193,836
Cadiz, Inc. (a)(d)	5,759	46,993
California Water Service Group	51,749	946,489
Connecticut Water Service, Inc.	5,010	154,559
Middlesex Water Co.	7,054	132,263
Pure Cycle Corp. (a)	13,598	28,012
SJW Corp.	12,324	288,135
York Water Co.	5,248	92,732
		11,927,077
TOTAL UTILITIES		481,364,890
TOTAL COMMON STOCKS (Cost $11,555,563,663)		13,450,339,451
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.1% to 0.13% 9/13/12 to 12/27/12 (e) (Cost $13,997,220)	$ 14,000,000	13,997,824
Money Market Funds - 11.1%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	218,163,676	$ 218,163,676
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	1,288,804,868	1,288,804,868
TOTAL MONEY MARKET FUNDS (Cost $1,506,968,544)		1,506,968,544
TOTAL INVESTMENT PORTFOLIO - 110.0% (Cost $13,076,529,427)		14,971,305,819
NET OTHER ASSETS (LIABILITIES) - (10.0)%		(1,366,205,314)
NET ASSETS - 100%		$ 13,605,100,505
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
948 CME E-mini S&P 500 Index Contracts	Sept. 2012	$ 66,601,740	$ 4,287,532
95 CME E-mini S&P MidCap 400 Index Contracts	Sept. 2012	9,222,600	555,189
165 CME S&P 500 Index Contracts	Sept. 2012	57,960,375	4,267,138
230 NYFE Russell 2000 Mini Index Contracts	Sept. 2012	18,655,300	1,257,461
TOTAL EQUITY INDEX CONTRACTS		$ 152,440,015	$ 10,367,320

The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $9,417,960.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 141,825
Fidelity Securities Lending Cash Central Fund	3,509,818
Total	$ 3,651,643
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,620,057,429	$ 1,620,057,429	$ -	$ -
Consumer Staples	1,310,563,748	1,310,563,748	-	-
Energy	1,374,052,041	1,374,052,041	-	-
Financials	2,139,863,226	2,139,817,794	44,133	1,299
Health Care	1,573,813,337	1,573,813,337	-	-
Industrials	1,426,463,084	1,426,463,084	-	-
Information Technology	2,625,657,398	2,625,656,974	424	-
Materials	516,797,512	516,797,512	-	-
Telecommunication Services	381,706,786	381,706,786	-	-
Utilities	481,364,890	481,364,890	-	-
U.S. Government and Government Agency Obligations	13,997,824	-	13,997,824	-
Money Market Funds	1,506,968,544	1,506,968,544	-	-
Total Investments in Securities:	$ 14,971,305,819	$ 14,957,262,139	$ 14,042,381	$ 1,299
Derivative Instruments:
Assets
Futures Contracts	$ 10,367,320	$ 10,367,320	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 10,367,320	$ -
Total Value of Derivatives	$ 10,367,320	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,262,436,930) - See accompanying schedule: Unaffiliated issuers (cost $11,569,560,883)	$ 13,464,337,275
Fidelity Central Funds (cost $1,506,968,544)	1,506,968,544
Total Investments (cost $13,076,529,427)		$ 14,971,305,819
Cash		31,095
Receivable for investments sold		7,198,916
Receivable for fund shares sold		11,021,908
Dividends receivable		28,785,914
Distributions receivable from Fidelity Central Funds		650,266
Receivable for daily variation margin on futures contracts		969,908
Receivable from investment adviser for expense reductions		13,317
Other receivables		141,071
Total assets		15,020,118,214

Liabilities
Payable for investments purchased	$ 100,118,819
Payable for fund shares redeemed	25,137,160
Accrued management fee	506,664
Other affiliated payables	309,324
Other payables and accrued expenses	140,874
Collateral on securities loaned, at value	1,288,804,868
Total liabilities		1,415,017,709

Net Assets		$ 13,605,100,505
Net Assets consist of:
Paid in capital		$ 11,992,369,470
Undistributed net investment income		119,030,844
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(411,443,572)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,905,143,763
Net Assets		$ 13,605,100,505

Statement of Assets and Liabilities - continued

August 31, 2012 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($3,114,512,235 ÷ 76,396,686 shares)	$ 40.77

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($6,940,660,722 ÷ 170,229,894 shares)	$ 40.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($797,841,246 ÷ 19,570,037 shares)	$ 40.77

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($509,978,023 ÷ 12,509,224 shares)	$ 40.77

Class F: Net Asset Value, offering price and redemption price per share ($2,242,108,279 ÷ 54,981,650 shares)	$ 40.78

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Total Market Index Fund
Financial Statements - continued

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 130,297,592
Interest		6,619
Income from Fidelity Central Funds		3,651,643
Total income		133,955,854

Expenses
Management fee	$ 2,873,988
Transfer agent fees	1,812,664
Independent trustees' compensation	42,183
Miscellaneous	17,416
Total expenses before reductions	4,746,251
Expense reductions	(75,111)	4,671,140
Net investment income (loss)		129,284,714
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	41,375,442
Foreign currency transactions	(70)
Futures contracts	9,415,333
Total net realized gain (loss)		50,790,705
Change in net unrealized appreciation (depreciation) on: Investment securities	270,755,419
Assets and liabilities in foreign currencies	(169)
Futures contracts	(1,856,383)
Total change in net unrealized appreciation (depreciation)		268,898,867
Net gain (loss)		319,689,572
Net increase (decrease) in net assets resulting from operations		$ 448,974,286

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 129,284,714	$ 209,840,887
Net realized gain (loss)	50,790,705	578,441,424
Change in net unrealized appreciation (depreciation)	268,898,867	(263,122,528)
Net increase (decrease) in net assets resulting from operations	448,974,286	525,159,783
Distributions to shareholders from net investment income	(38,163,672)	(195,308,977)
Share transactions - net increase (decrease)	899,577,003	(149,356,809)
Redemption fees	131,806	378,217
Total increase (decrease) in net assets	1,310,519,423	180,872,214

Net Assets
Beginning of period	12,294,581,082	12,113,708,868
End of period (including undistributed net investment income of $119,030,844 and undistributed net investment income of $27,909,802, respectively)	$ 13,605,100,505	$ 12,294,581,082

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 H	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 39.55	$ 38.56	$ 31.54	$ 20.60	$ 37.25	$ 39.68
Income from Investment Operations
Net investment income (loss) D	.39	.68	.61	.56	.70	.76
Net realized and unrealized gain (loss)	.95	.96	7.03	10.96	(16.70)	(2.30)
Total from investment operations	1.34	1.64	7.64	11.52	(16.00)	(1.54)
Distributions from net investment income	(.12)	(.65)	(.60)	(.57)	(.64)	(.65)
Distributions from net realized gain	-	-	(.02)	(.02)	(.01)	(.24)
Total distributions	(.12)	(.65)	(.62)	(.58) K	(.65) J	(.89)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 40.77	$ 39.55	$ 38.56	$ 31.54	$ 20.60	$ 37.25
Total Return B,C	3.39%	4.46%	24.39%	56.10%	(43.32)%	(4.10)%
Ratios to Average Net Assets E,G
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.00% A	1.84%	1.80%	2.00%	2.23%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,114,512	$ 3,379,770	$ 6,289,666	$ 5,357,908	$ 3,358,025	$ 4,479,327
Portfolio turnover rate F	3% A	17%	4%	7%	3%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $.645 per share is comprised of distributions from net investment income of $.640 and distributions from net realized gain of $.005 per share. K Total distributions of $.58 per share is comprised of distributions from net investment income of $.565 and distributions from net realized gain of $.015 per share.

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 H	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 39.56	$ 38.56	$ 31.54	$ 20.61	$ 37.25	$ 39.68
Income from Investment Operations
Net investment income (loss) D	.40	.69	.62	.57	.72	.77
Net realized and unrealized gain (loss)	.93	.97	7.03	10.95	(16.71)	(2.30)
Total from investment operations	1.33	1.66	7.65	11.52	(15.99)	(1.53)
Distributions from net investment income	(.12)	(.66)	(.61)	(.57)	(.65)	(.66)
Distributions from net realized gain	-	-	(.02)	(.02)	(.01)	(.24)
Total distributions	(.12)	(.66)	(.63)	(.59) K	(.65) J	(.90)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 40.77	$ 39.56	$ 38.56	$ 31.54	$ 20.61	$ 37.25
Total Return B,C	3.37%	4.51%	24.43%	56.07%	(43.28)%	(4.07)%
Ratios to Average Net Assets E,G
Expenses before reductions	.07% A	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.07% A	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07% A	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	2.03% A	1.87%	1.83%	2.03%	2.26%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,940,661	$ 6,536,903	$ 5,078,759	$ 3,752,204	$ 2,267,057	$ 3,565,194
Portfolio turnover rate F	3% A	17%	4%	7%	3%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $.654 per share is comprised of distributions from net investment income of $.649 and distributions from net realized gain of $.005 per share. K Total distributions of $.59 per share is comprised of distributions from net investment income of $.574 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2012	Years ended February 29,
	(Unaudited)	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 39.55	$ 34.49
Income from Investment Operations
Net investment income (loss) D	.40	.36
Net realized and unrealized gain (loss)	.94	5.26
Total from investment operations	1.34	5.62
Distributions from net investment income	(.12)	(.56)
Redemption fees added to paid in capital D,I	-	-
Net asset value, end of period	$ 40.77	$ 39.55
Total Return B,C	3.41%	16.49%
Ratios to Average Net Assets E,H
Expenses before reductions	.07% A	.07% A
Expenses net of fee waivers, if any	.06% A	.06% A
Expenses net of all reductions	.06% A	.06% A
Net investment income (loss)	2.04% A	2.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 797,841	$ 693,534
Portfolio turnover rate F	3% A	17% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Amount not annualized.

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended August 31, 2012	Years ended February 29,
	(Unaudited)	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 39.55	$ 34.49
Income from Investment Operations
Net investment income (loss) D	.40	.36
Net realized and unrealized gain (loss)	.95	5.26
Total from investment operations	1.35	5.62
Distributions from net investment income	(.13)	(.56)
Redemption fees added to paid in capital D,I	-	-
Net asset value, end of period	$ 40.77	$ 39.55
Total Return B,C	3.41%	16.50%
Ratios to Average Net Assets E,H
Expenses before reductions	.06% A	.06% A
Expenses net of fee waivers, if any	.05% A,K	.05% A,K
Expenses net of all reductions	.05% A,K	.05% A,K
Net investment income (loss)	2.05% A	2.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 509,978	$ 189,758
Portfolio turnover rate F	3% A	17% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Amount not annualized. K Amount represents .045%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 I	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 39.56	$ 38.56	$ 31.54	$ 30.10
Income from Investment Operations
Net investment income (loss) D	.40	.69	.63	.26
Net realized and unrealized gain (loss)	.94	.97	7.02	1.67
Total from investment operations	1.34	1.66	7.65	1.93
Distributions from net investment income	(.12)	(.66)	(.61)	(.47)
Distributions from net realized gain	-	-	(.02)	(.02)
Total distributions	(.12)	(.66)	(.63)	(.49) K
Redemption fees added to paid in capital D,J	-	-	-	-
Net asset value, end of period	$ 40.78	$ 39.56	$ 38.56	$ 31.54
Total Return B,C	3.40%	4.51%	24.43%	6.42%
Ratios to Average Net Assets E,H
Expenses before reductions	.05% A	.06%	.07%	.07% A
Expenses net of fee waivers, if any	.05% A	.06%	.07%	.07% A
Expenses net of all reductions	.05% A	.06%	.07%	.07% A
Net investment income (loss)	2.05% A	1.89%	1.83%	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,242,108	$ 1,494,616	$ 745,283	$ 70,077
Portfolio turnover rate F	3% A	17%	4%	7%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 24, 2009 (commencement of sale of shares) to February 28, 2010. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.49 per share is comprised of distributions from net investment income of $.472 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2012 (Unaudited)

1. Organization.

Spartan® Total Market Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class, Fidelity Advantage Institutional Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, redemptions in-kind, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,356,804,648
Gross unrealized depreciation	(1,533,975,294)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,822,829,354

Tax cost	$ 13,148,476,465

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At February 29, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (160,154,968)
2018	(46,727,186)
2019	(200,286,243)
Total with expiration	(407,168,397)
No expiration
Long-term	(2,004,961)
Total capital loss carryforward	$ (409,173,358)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $9,415,333 and a change in net unrealized appreciation (depreciation) of $(1,856,383) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,204,218,916 and $204,253,025, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .045% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.10%
Fidelity Advantage Class	.07%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.06%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class pay all or a portion of the transfer agent fees at an annual rate of .055%, .025%, .025% and .015% of average net assets, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 861,609
Fidelity Advantage Class	823,472
Institutional Class	94,577
Fidelity Advantage Institutional Class	33,006
$ 1,812,664

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $17,416 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,509,818.

9. Expense Reductions.

FMR contractually agreed to reimburse certain classes of the Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2013. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Institutional Class	.06%	$ 40,498
Fidelity Advantage Institutional Class	.045%	34,475

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $138.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2012	Year ended February 29, 2012 A
From net investment income
Investor Class	$ 9,378,340	$ 74,011,128
Fidelity Advantage Class	19,827,034	90,014,851
Institutional Class	2,451,967	6,818,791
Fidelity Advantage Institutional Class	1,237,554	2,620,049
Class F	5,268,777	21,844,158
Total	$ 38,163,672	$ 195,308,977

A Distributions for Institutional Class and Fidelity Advantage Institutional Class are for the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2012	Year ended February 29, 2012 A	Six months ended August 31, 2012	Year ended February 29, 2012 A
Investor Class
Shares sold	8,737,307	37,550,760	$ 345,759,189	$ 1,388,868,676
Reinvestment of distributions	226,837	2,008,028	8,971,368	71,680,307
Shares redeemed	(18,012,476)	(117,221,767) B	(715,331,760)	(4,390,559,721) B
Net increase (decrease)	(9,048,332)	(77,662,979)	$ (360,601,203)	$ (2,930,010,738)
Fidelity Advantage Class
Shares sold	20,802,728	52,795,658	$ 824,012,168	$ 2,007,116,846
Reinvestment of distributions	445,054	2,192,081	17,601,881	77,894,521
Shares redeemed	(16,269,365)	(21,435,179)	(642,472,685)	(789,876,393)
Net increase (decrease)	4,978,417	33,552,560	$ 199,141,364	$ 1,295,134,974
Institutional Class
Shares sold	6,304,108	17,993,180	$ 248,845,466	$ 649,476,736
Reinvestment of distributions	62,012	194,656	2,451,967	6,818,791
Shares redeemed	(4,329,908)	(654,011)	(164,663,405)	(24,602,098)
Net increase (decrease)	2,036,212	17,533,825	$ 86,634,028	$ 631,693,429
Fidelity Advantage Institutional Class
Shares sold	9,064,401	4,871,455	$ 350,990,236	$ 179,033,674
Reinvestment of distributions	31,299	74,794	1,237,554	2,620,049
Shares redeemed	(1,383,926)	(148,799)	(54,854,077)	(5,550,895)
Net increase (decrease)	7,711,774	4,797,450	$ 297,373,713	$ 176,102,828
Class F
Shares sold	19,305,296	22,439,089	$ 761,629,030	$ 826,126,384
Reinvestment of distributions	133,218	617,949	5,268,777	21,844,158
Shares redeemed	(2,238,745)	(4,602,865)	(89,868,706)	(170,247,844)
Net increase (decrease)	17,199,769	18,454,173	$ 677,029,101	$ 677,722,698

A Share transactions for Institutional Class and Fidelity Advantage Institutional Class are for the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

B Amount includes in-kind redemptions.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Spartan Extended Market Index
Investor Class	.10%
Actual		$ 1,000.00	$ 1,001.50	$ .50
Hypothetical A		$ 1,000.00	$ 1,024.70	$ .51
Fidelity Advantage Class	.07%
Actual		$ 1,000.00	$ 1,001.80	$ .35
Hypothetical A		$ 1,000.00	$ 1,024.85	$ .36
Fidelity Advantage Institutional Class	.06%
Actual		$ 1,000.00	$ 1,001.70	$ .30
Hypothetical A		$ 1,000.00	$ 1,024.90	$ .31
Spartan International Index
Investor Class	.20%
Actual		$ 1,000.00	$ 965.20	$ .99
Hypothetical A		$ 1,000.00	$ 1,024.20	$ 1.02
Fidelity Advantage Class	.12%
Actual		$ 1,000.00	$ 965.50	$ .59
Hypothetical A		$ 1,000.00	$ 1,024.60	$ .61
Institutional Class	.07%
Actual		$ 1,000.00	$ 965.80	$ .35
Hypothetical A		$ 1,000.00	$ 1,024.85	$ .36
Fidelity Advantage Institutional Class	.06%
Actual		$ 1,000.00	$ 965.80	$ .30
Hypothetical A		$ 1,000.00	$ 1,024.90	$ .31

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Spartan Extended Market Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Annaly Capital Management, Inc.	0.6	0.6
Las Vegas Sands Corp.	0.6	0.8
LyondellBasell Industries NV Class A	0.6	0.5
Liberty Global, Inc. Class A	0.5	0.5
General Motors Co.	0.4	0.5
Liberty Media Corp. Capital Series A	0.4	0.4
American Capital Agency Corp.	0.4	0.2
Vertex Pharmaceuticals, Inc.	0.4	0.3
Dollar General Corp.	0.4	0.2
Liberty Media Corp. Interactive Series A	0.4	0.4
	4.7
Market Sectors as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.5	20.3
Consumer Discretionary	16.3	15.8
Information Technology	15.3	15.7
Industrials	14.1	14.5
Health Care	10.7	10.8
Materials	6.2	6.3
Energy	5.6	6.7
Utilities	3.7	3.6
Consumer Staples	3.3	3.6
Telecommunication Services	1.0	1.5

Semiannual Report

Spartan Extended Market Index Fund

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 16.3%
Auto Components - 0.8%
Allison Transmission Holdings, Inc. (d)	46,139	$ 819,890
American Axle & Manufacturing Holdings, Inc. (a)	135,947	1,518,528
Amerigon, Inc. (d)	63,228	750,516
Cooper Tire & Rubber Co.	138,269	2,763,997
Dana Holding Corp.	323,993	4,425,744
Dorman Products, Inc. (a)(d)	88,035	2,595,272
Drew Industries, Inc. (a)(d)	41,042	1,188,987
Exide Technologies (a)(d)	164,351	502,914
Federal-Mogul Corp. Class A (a)	60,748	568,601
Fuel Systems Solutions, Inc. (a)	31,837	560,331
Gentex Corp. (d)	329,079	5,765,464
Lear Corp.	243,235	9,444,815
Modine Manufacturing Co. (a)(d)	95,885	672,154
Motorcar Parts of America, Inc. (a)	21,986	106,632
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	23,585	19,340
Shiloh Industries, Inc.	9,407	95,293
Spartan Motors, Inc.	62,902	313,881
Standard Motor Products, Inc.	59,935	1,057,253
Stoneridge, Inc. (a)	65,396	413,303
Strattec Security Corp.	4,261	93,316
Superior Industries International, Inc.	56,407	963,996
Tenneco, Inc. (a)(d)	164,792	5,004,733
Tower International, Inc. (a)	17,465	131,511
TRW Automotive Holdings Corp. (a)	246,639	10,780,591
UQM Technologies, Inc. (a)(d)	78,497	79,282
Visteon Corp. (a)	120,332	5,537,679
Williams Controls, Inc.	4,408	48,488
		56,222,511
Automobiles - 0.6%
General Motors Co. (a)	1,358,708	29,008,416
Tesla Motors, Inc. (a)(d)	145,412	4,147,150
Thor Industries, Inc.	100,636	3,163,996
Winnebago Industries, Inc. (a)	65,223	750,065
		37,069,627
Distributors - 0.3%
Core-Mark Holding Co., Inc.	32,914	1,498,904
LKQ Corp. (a)	340,097	12,835,261
Pool Corp.	106,147	4,181,130
VOXX International Corp. (a)	62,477	468,578
Weyco Group, Inc.	16,952	388,879
		19,372,752
Diversified Consumer Services - 0.6%
American Public Education, Inc. (a)(d)	36,701	1,236,824
Ascent Capital Group, Inc. (a)(d)	34,050	1,755,278
Bridgepoint Education, Inc. (a)(d)	51,097	503,816
Cambium Learning Group, Inc. (a)	16,192	15,544
Capella Education Co. (a)(d)	34,672	1,077,259
Career Education Corp. (a)	137,751	433,916

	Shares	Value
Carriage Services, Inc.	49,366	$ 446,269
Coinstar, Inc. (a)(d)	69,769	3,566,591
Collectors Universe, Inc.	17,833	261,788
Corinthian Colleges, Inc. (a)(d)	178,249	360,063
Education Management Corp. (a)(d)	71,409	213,513
Grand Canyon Education, Inc. (a)	75,454	1,593,588
Hillenbrand, Inc.	136,257	2,468,977
ITT Educational Services, Inc. (a)(d)	68,677	2,198,351
K12, Inc. (a)(d)	82,323	1,732,899
Learning Tree International, Inc. (a)	12,160	49,856
Lincoln Educational Services Corp.	64,172	272,731
Mac-Gray Corp.	25,136	328,779
Matthews International Corp. Class A	61,846	1,851,051
National American University Holdings, Inc.	23,237	94,342
Regis Corp.	123,784	2,229,350
School Specialty, Inc. (a)(d)	65,784	185,511
Service Corporation International	578,446	7,542,936
Sotheby's Class A (Ltd. vtg.)	149,347	4,668,587
Steiner Leisure Ltd. (a)(d)	31,260	1,461,092
Stewart Enterprises, Inc. Class A	172,890	1,272,470
Strayer Education, Inc. (d)	28,052	1,817,209
Universal Technical Institute, Inc.	48,727	585,211
Weight Watchers International, Inc. (d)	48,103	2,297,880
		42,521,681
Hotels, Restaurants & Leisure - 2.9%
AFC Enterprises, Inc. (a)	62,034	1,490,057
Ambassadors Group, Inc.	48,627	264,045
Ameristar Casinos, Inc.	66,568	1,121,671
ARK Restaurants Corp.	8,457	135,397
Bally Technologies, Inc. (a)	110,933	4,913,223
Biglari Holdings, Inc. (a)	2,643	928,750
BJ's Restaurants, Inc. (a)(d)	49,586	2,035,505
Bloomin' Brands, Inc. (d)	68,249	885,872
Bluegreen Corp. (a)	53,515	305,571
Bob Evans Farms, Inc.	62,735	2,467,995
Boyd Gaming Corp. (a)(d)	138,515	832,475
Bravo Brio Restaurant Group, Inc. (a)	41,389	669,260
Brinker International, Inc.	188,247	6,486,992
Buffalo Wild Wings, Inc. (a)	42,027	3,226,833
Burger King Worldwide, Inc. (a)(d)	207,089	2,698,370
Caesars Entertainment Corp. (d)	3,080	22,114
Caribou Coffee Co., Inc. (a)(d)	44,167	564,896
Carrols Restaurant Group, Inc. (a)	55,247	313,803
CEC Entertainment, Inc.	54,212	1,610,639
Century Casinos, Inc. (a)	54,140	142,388
Choice Hotels International, Inc.	86,880	2,737,589
Churchill Downs, Inc.	34,319	1,964,076
Chuys Holdings, Inc.	14,078	290,288
Cosi, Inc. (a)	62,262	46,697
Cracker Barrel Old Country Store, Inc.	47,523	2,992,999
Del Frisco's Restaurant Group, Inc. (a)	13,704	203,367
Denny's Corp. (a)	205,362	1,004,220
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
DineEquity, Inc. (a)	34,976	$ 1,852,679
Domino's Pizza, Inc.	128,236	4,544,684
Dover Downs Gaming & Entertainment, Inc.	28,631	71,578
Dover Motorsports, Inc. (a)	22,686	33,122
Dunkin' Brands Group, Inc.	249,372	7,264,206
Einstein Noah Restaurant Group, Inc.	16,381	283,064
Empire Resorts, Inc. (a)(d)	26,500	51,940
Entertainment Gaming Asia, Inc. (a)(d)	41,906	93,869
Famous Dave's of America, Inc. (a)	15,087	150,870
Fiesta Restaurant Group, Inc. (a)	26,041	418,218
Frisch's Restaurants, Inc.	8,068	266,325
Full House Resorts, Inc. (a)	24,413	65,427
Gaming Partners International Corp.	1,584	9,615
Gaylord Entertainment Co. (a)(d)	104,684	4,243,889
Granite City Food & Brewery Ltd. (a)	2,301	5,039
Hyatt Hotels Corp. Class A (a)	98,806	3,747,712
Ignite Restaurant Group, Inc. (a)	12,461	186,666
International Speedway Corp. Class A	76,829	2,044,420
Interval Leisure Group, Inc.	89,225	1,646,201
Isle of Capri Casinos, Inc. (a)	62,455	390,968
J. Alexanders Corp. (a)	7,359	107,073
Jack in the Box, Inc. (a)(d)	113,324	2,956,623
Jamba, Inc. (a)	145,116	358,437
Kona Grill, Inc. (a)	10,220	87,177
Krispy Kreme Doughnuts, Inc. (a)	115,091	849,372
Lakes Entertainment, Inc. (a)	51,180	126,926
Las Vegas Sands Corp.	926,286	39,265,264
Life Time Fitness, Inc. (a)(d)	96,333	4,573,891
Luby's, Inc. (a)(d)	29,797	178,186
Marcus Corp.	44,387	573,036
Marriott Vacations Worldwide Corp.	68,192	2,190,327
MAXXAM, Inc. (a)	8	4,640
MGM Mirage, Inc. (a)	722,299	7,121,868
Monarch Casino & Resort, Inc. (a)	28,201	212,636
Morgans Hotel Group Co. (a)	89,969	466,039
MTR Gaming Group, Inc. (a)	47,245	172,208
Multimedia Games Holding Co., Inc. (a)	53,167	833,127
Nathan's Famous, Inc. (a)	7,826	249,415
Orient Express Hotels Ltd. Class A (a)(d)	222,453	1,955,362
Panera Bread Co. Class A (a)	67,694	10,485,801
Papa John's International, Inc. (a)	47,394	2,440,317
Peet's Coffee & Tea, Inc. (a)(d)	32,513	2,389,706
Penn National Gaming, Inc. (a)	160,986	6,325,140
Pinnacle Entertainment, Inc. (a)	133,577	1,478,697
Premier Exhibitions, Inc. (a)(d)	49,299	111,909
Red Lion Hotels Corp. (a)(d)	40,106	291,972
Red Robin Gourmet Burgers, Inc. (a)(d)	45,201	1,401,683
Rick's Cabaret International, Inc. (a)	17,933	137,008
Royal Caribbean Cruises Ltd.	333,402	9,008,522
Ruby Tuesday, Inc. (a)(d)	132,312	894,429

	Shares	Value
Ruth's Hospitality Group, Inc. (a)(d)	79,897	$ 488,970
Scientific Games Corp. Class A (a)	151,632	1,111,463
Shuffle Master, Inc. (a)	149,495	2,267,839
Six Flags Entertainment Corp.	126,146	6,967,044
Sonic Corp. (a)	125,987	1,180,498
Speedway Motorsports, Inc.	37,455	574,185
Texas Roadhouse, Inc. Class A	125,535	2,155,436
The Cheesecake Factory, Inc.	138,221	4,590,319
Town Sports International Holdings, Inc. (a)	44,383	577,867
Vail Resorts, Inc.	82,337	4,244,472
Wendy's Co.	820,657	3,504,205
WMS Industries, Inc. (a)(d)	124,232	1,979,016
		194,613,689
Household Durables - 1.4%
American Greetings Corp. Class A (d)	80,329	1,155,934
Bassett Furniture Industries, Inc.	26,134	315,960
Beazer Homes USA, Inc. (a)(d)	287,915	846,470
Blyth, Inc.	30,867	1,306,291
Brookfield Residential Properties, Inc. (a)(d)	76,059	1,077,756
Cavco Industries, Inc. (a)(d)	15,629	715,808
Cobra Electronics Corp. (a)	2,458	11,774
CSS Industries, Inc.	25,514	509,515
Dixie Group, Inc. (a)	9,546	32,647
Emerson Radio Corp. (a)	24,397	50,014
Ethan Allen Interiors, Inc. (d)	60,343	1,332,373
Flexsteel Industries, Inc.	13,576	266,361
Furniture Brands International, Inc. (a)	96,407	97,371
Garmin Ltd. (d)	289,567	11,684,028
Helen of Troy Ltd. (a)(d)	67,636	2,126,476
Hooker Furniture Corp.	28,322	321,455
Hovnanian Enterprises, Inc. Class A (a)(d)	270,421	789,629
iRobot Corp. (a)(d)	59,512	1,499,107
Jarden Corp.	195,174	9,432,759
KB Home (d)	152,280	1,681,171
Kid Brands, Inc. (a)	42,456	40,333
Koss Corp.	1,389	6,889
La-Z-Boy, Inc. (a)(d)	105,228	1,452,146
Libbey, Inc. (a)	43,749	642,673
Lifetime Brands, Inc.	17,993	197,203
M.D.C. Holdings, Inc.	79,085	2,742,668
M/I Homes, Inc. (a)	38,453	742,143
Meritage Homes Corp. (a)	84,822	3,161,316
Mohawk Industries, Inc. (a)	126,293	9,099,411
NVR, Inc. (a)	11,951	9,897,579
Ryland Group, Inc.	95,488	2,560,033
Sealy Corp., Inc. (a)(d)	239,859	383,774
Skullcandy, Inc. (a)(d)	35,352	542,300
Skyline Corp.	14,802	70,013
Standard Pacific Corp. (a)(d)	230,221	1,542,481
Stanley Furniture Co., Inc. (a)	37,789	178,742
Tempur-Pedic International, Inc. (a)	152,958	4,778,408
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Toll Brothers, Inc. (a)(d)	343,598	$ 11,242,527
Tupperware Brands Corp.	142,523	7,622,130
Universal Electronics, Inc. (a)(d)	28,987	442,631
Wells-Gardner Electronics Corp. (a)	4,238	9,281
Zagg, Inc. (a)	58,700	442,011
		93,049,591
Internet & Catalog Retail - 0.6%
1-800-FLOWERS.com, Inc. Class A (a)	119,868	430,925
Bidz.com, Inc. (a)	10,552	8,067
Blue Nile, Inc. (a)(d)	45,736	1,711,441
dELiA*s, Inc. (a)	47,804	64,535
Gaiam, Inc. Class A (a)(d)	35,599	123,529
Geeknet, Inc. (a)	16,239	292,302
Groupon, Inc. Class A (a)(d)	762,538	3,164,533
Hollywood Media Corp. (a)	72,242	91,025
HomeAway, Inc. (a)(d)	87,491	2,070,037
HSN, Inc.	102,794	4,628,814
Kayak Software Corp. (d)	8,136	222,113
Liberty Media Corp. Interactive Series A (a)	1,396,228	25,467,199
NutriSystem, Inc. (d)	57,407	590,144
Orbitz Worldwide, Inc. (a)(d)	57,753	164,019
Overstock.com, Inc. (a)(d)	32,352	283,080
PetMed Express, Inc. (d)	45,901	471,862
Shutterfly, Inc. (a)(d)	69,355	2,063,311
U.S. Auto Parts Network, Inc. (a)	28,450	83,928
ValueVision Media, Inc. Class A (a)	73,905	140,420
Vitacost.com, Inc. (a)(d)	55,838	351,779
		42,423,063
Leisure Equipment & Products - 0.4%
Arctic Cat, Inc. (a)	27,483	1,188,915
Black Diamond, Inc. (a)	60,682	586,188
Brunswick Corp.	199,856	4,734,589
Callaway Golf Co.	135,531	779,303
Cybex International, Inc. (a)	14,718	20,752
Escalade, Inc.	6,336	32,947
JAKKS Pacific, Inc. (d)	48,535	807,622
Johnson Outdoors, Inc. Class A (a)	11,512	233,578
Leapfrog Enterprises, Inc. Class A (a)	103,077	1,117,355
Marine Products Corp.	22,297	130,883
Meade Instruments Corp. (a)	201	693
Nautilus, Inc. (a)	71,481	168,695
Polaris Industries, Inc.	150,191	11,292,861
Smith & Wesson Holding Corp. (a)(d)	147,064	1,182,395
Steinway Musical Instruments, Inc. (a)	17,768	442,423
Sturm, Ruger & Co., Inc. (d)	55,815	2,416,790
Summer Infant, Inc. (a)	37,416	99,527
		25,235,516
Media - 2.9%
A.H. Belo Corp. Class A	45,144	216,691

	Shares	Value
AMC Networks, Inc. Class A (a)	146,257	$ 5,753,750
Arbitron, Inc.	60,496	2,127,644
Ballantyne of Omaha, Inc. (a)	47,765	204,912
Beasley Broadcast Group, Inc. Class A (a)	4,117	17,909
Belo Corp. Series A	198,800	1,451,240
Carmike Cinemas, Inc. (a)	27,922	321,103
Charter Communications, Inc. Class A (a)	92,197	7,172,927
Cinemark Holdings, Inc.	219,619	5,143,477
Clear Channel Outdoor Holding, Inc. Class A	93,060	488,565
Crown Media Holdings, Inc. Class A (a)(d)	89,832	154,511
Cumulus Media, Inc. Class A (a)(d)	122,893	340,414
Dex One Corp. (a)	104,262	181,416
DialGlobal, Inc. (a)	878	2,300
Digital Cinema Destinations Co.	4,981	26,449
Digital Domain Media Group, Inc. (d)	9,089	18,814
Digital Generation, Inc. (a)(d)	53,751	599,324
DISH Network Corp. Class A	485,208	15,521,804
DreamWorks Animation SKG, Inc. Class A (a)(d)	156,414	2,654,346
E.W. Scripps Co. Class A (a)	90,471	938,184
Emmis Communications Corp. Class A (a)	80,456	201,140
Entercom Communications Corp. Class A (a)(d)	52,600	332,958
Entravision Communication Corp. Class A	99,974	113,970
Fisher Communications, Inc.	18,212	649,440
Gray Television, Inc. (a)	114,472	211,773
Harris Interactive, Inc. (a)	49,977	58,973
Harte-Hanks, Inc.	100,542	699,772
Insignia Systems, Inc. (a)	22,896	38,236
John Wiley & Sons, Inc. Class A	123,278	6,082,537
Journal Communications, Inc. Class A (a)(d)	87,795	470,581
Lamar Advertising Co. Class A (a)(d)	145,198	4,808,958
Liberty Global, Inc. Class A (a)	603,338	33,346,491
Liberty Media Corp.:
Capital Series A (a)	268,221	27,970,086
rights (a)	23,270	0
Series A (a)	69,811	3,210,608
LIN TV Corp. Class A (a)	76,893	311,417
Live Nation Entertainment, Inc. (a)(d)	374,586	3,191,473
LodgeNet Entertainment Corp. (a)(d)	66,466	23,928
Martha Stewart Living Omnimedia, Inc. Class A (d)	61,948	183,366
Media General, Inc. Class A (a)(d)	25,434	122,083
Meredith Corp. (d)	82,634	2,690,563
Morningstar, Inc.	60,803	3,612,306
National CineMedia, Inc.	122,361	1,774,235
Navarre Corp. (a)	74,677	102,307
New Frontier Media, Inc. (a)	50,060	74,089
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Nexstar Broadcasting Group, Inc. Class A (a)	53,895	$ 466,731
NTN Communications, Inc. (a)	49,847	8,474
Outdoor Channel Holdings, Inc.	45,301	316,201
Pandora Media, Inc. (a)(d)	156,282	1,873,821
Radio One, Inc. Class D (non-vtg.) (a)(d)	89,989	74,241
ReachLocal, Inc. (a)	38,059	478,402
Reading International, Inc. Class A (a)	33,132	212,376
Regal Entertainment Group Class A	219,584	3,052,218
Rentrak Corp. (a)(d)	22,587	394,143
Saga Communications, Inc. Class A (a)	5,954	242,923
Salem Communications Corp. Class A	20,080	99,798
Scholastic Corp.	54,674	1,670,291
Sinclair Broadcast Group, Inc. Class A	115,609	1,336,440
Sirius XM Radio, Inc. (a)(d)	8,874,043	22,451,329
Spanish Broadcasting System, Inc. Class A (a)	17,489	57,889
SPAR Group, Inc. (a)	4,346	8,649
SuperMedia, Inc. (a)(d)	55,648	205,898
The Madison Square Garden Co. Class A (a)	137,192	5,790,874
The McClatchy Co. Class A (a)(d)	133,924	208,921
The New York Times Co. Class A (a)	285,632	2,624,958
Valassis Communications, Inc. (a)(d)	103,593	2,597,077
Value Line, Inc.	1,396	15,705
Virgin Media, Inc.	688,610	18,984,978
World Wrestling Entertainment, Inc. Class A	81,907	727,334
		197,516,741
Multiline Retail - 0.6%
ALCO Stores, Inc. (a)	8,410	59,795
Dillard's, Inc. Class A	83,865	6,296,584
Dollar General Corp. (a)	510,506	26,071,541
Fred's, Inc. Class A	107,249	1,429,629
Gordmans Stores, Inc. (a)	23,635	415,503
Saks, Inc. (a)(d)	251,611	2,956,429
The Bon-Ton Stores, Inc. (d)	31,972	335,386
Tuesday Morning Corp. (a)	85,411	477,447
		38,042,314
Specialty Retail - 3.8%
Aarons, Inc. Class A	154,075	4,602,220
Advance Auto Parts, Inc.	171,012	12,162,373
Aeropostale, Inc. (a)	217,864	3,034,846
America's Car Mart, Inc. (a)	24,361	1,111,105
American Eagle Outfitters, Inc.	477,899	10,628,474
ANN, Inc. (a)	130,985	4,660,446
Appliance Recycling Centers of America, Inc. (a)	2,967	10,028
Asbury Automotive Group, Inc. (a)	69,311	1,919,222
Ascena Retail Group, Inc. (a)	292,525	5,791,995
Barnes & Noble, Inc. (a)(d)	96,172	1,151,179

	Shares	Value
bebe Stores, Inc.	123,042	$ 668,118
Big 5 Sporting Goods Corp.	45,760	389,875
Body Central Corp. (a)	37,768	331,603
Books-A-Million, Inc. (a)(d)	28,953	76,146
Brown Shoe Co., Inc.	93,324	1,400,793
Build-A-Bear Workshop, Inc. (a)(d)	42,241	179,524
Cabela's, Inc. Class A (a)(d)	112,512	5,401,701
Cache, Inc. (a)	37,741	127,565
Casual Male Retail Group, Inc. (a)	107,460	442,735
Chico's FAS, Inc.	384,966	7,291,256
Christopher & Banks Corp.	119,914	294,988
Citi Trends, Inc. (a)	33,140	384,921
Coldwater Creek, Inc. (a)	139,498	79,514
Collective Brands, Inc. (a)	162,697	3,520,763
Conn's, Inc. (a)	49,046	1,135,905
Destination Maternity Corp.	25,288	464,035
Dick's Sporting Goods, Inc.	204,234	10,162,684
Dover Saddlery, Inc. (a)	1,537	5,764
DSW, Inc. Class A	55,079	3,553,697
Express, Inc. (a)	160,040	2,498,224
Finish Line, Inc. Class A	112,894	2,592,046
Five Below, Inc. (d)	23,309	749,151
Foot Locker, Inc.	371,646	12,847,802
Francescas Holdings Corp. (a)(d)	34,737	1,227,258
Genesco, Inc. (a)	53,929	3,810,084
GNC Holdings, Inc.	195,746	7,604,732
Group 1 Automotive, Inc.	57,507	3,163,460
Guess?, Inc.	142,731	3,719,570
Hastings Entertainment, Inc. (a)(d)	13,630	26,170
Haverty Furniture Companies, Inc.	46,862	612,955
hhgregg, Inc. (a)(d)	51,212	363,093
Hibbett Sports, Inc. (a)(d)	73,219	4,249,631
Hot Topic, Inc.	93,449	883,093
Jos. A. Bank Clothiers, Inc. (a)(d)	64,875	3,125,029
Kirkland's, Inc. (a)	44,730	433,881
Lithia Motors, Inc. Class A (sub. vtg.)	45,718	1,335,423
Lumber Liquidators Holdings, Inc. (a)(d)	51,067	2,382,786
MarineMax, Inc. (a)	45,781	330,081
Mattress Firm Holding Corp. (d)	27,864	896,942
Monro Muffler Brake, Inc. (d)	68,633	2,323,227
New York & Co., Inc. (a)	66,787	249,116
Office Depot, Inc. (a)(d)	585,256	895,442
OfficeMax, Inc.	188,801	1,096,934
Pacific Sunwear of California, Inc. (a)(d)	152,515	372,137
Penske Automotive Group, Inc.	97,084	2,586,318
Perfumania Holdings, Inc. (a)	10,679	88,315
PetSmart, Inc.	255,331	18,108,075
Pier 1 Imports, Inc.	278,323	5,143,409
RadioShack Corp. (d)	214,393	520,975
Rent-A-Center, Inc.	153,385	5,411,423
rue21, Inc. (a)(d)	31,869	902,211
Sally Beauty Holdings, Inc. (a)	357,602	9,834,055
Select Comfort Corp. (a)(d)	150,808	4,308,585
Shoe Carnival, Inc.	30,189	664,158
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Signet Jewelers Ltd.	196,979	$ 9,033,457
Sonic Automotive, Inc. Class A (sub. vtg.)	74,200	1,325,954
Stage Stores, Inc.	76,001	1,627,941
Stein Mart, Inc. (a)	56,330	509,223
Systemax, Inc. (a)(d)	25,296	294,698
Tandy Leather Factory, Inc.	3,074	16,876
Teavana Holdings, Inc. (a)	35,373	389,103
The Buckle, Inc. (d)	58,806	2,678,025
The Cato Corp. Class A (sub. vtg.)	60,406	1,774,124
The Children's Place Retail Stores, Inc. (a)(d)	66,414	3,781,613
The Men's Wearhouse, Inc.	113,980	3,601,768
The Pep Boys - Manny, Moe & Jack (d)	114,449	1,028,897
Tilly's, Inc. (a)	17,521	321,335
Tractor Supply Co.	167,512	15,994,046
Trans World Entertainment Corp. (a)	29,120	96,096
Ulta Salon, Cosmetics & Fragrance, Inc.	132,464	12,451,616
Vitamin Shoppe, Inc. (a)(d)	63,405	3,399,142
West Marine, Inc. (a)	30,261	314,714
Wet Seal, Inc. Class A (a)	251,975	730,728
Williams-Sonoma, Inc.	228,308	9,365,194
Winmark Corp.	5,172	255,497
Zale Corp. (a)(d)	157,479	869,284
Zumiez, Inc. (a)(d)	62,820	1,833,716
		258,032,313
Textiles, Apparel & Luxury Goods - 1.4%
American Apparel, Inc. (a)(d)	88,306	93,604
Carter's, Inc. (a)	124,214	6,919,962
Charles & Colvard Ltd. (a)	24,954	91,831
Cherokee, Inc.	28,809	378,838
Columbia Sportswear Co. (d)	45,436	2,375,848
Crocs, Inc. (a)	203,201	3,553,985
Crown Crafts, Inc.	2,227	12,694
Culp, Inc.	19,568	208,204
Deckers Outdoor Corp. (a)(d)	88,109	4,363,158
Delta Apparel, Inc. (a)	17,128	242,704
DGSE Companies, Inc. (a)(d)	6,929	51,482
Fifth & Pacific Companies, Inc. (a)	212,935	2,821,389
Forward Industries, Inc. (NY Shares) (a)	18,823	21,458
G-III Apparel Group Ltd. (a)(d)	38,295	1,215,483
Hallwood Group, Inc. (a)	360	3,240
Hanesbrands, Inc. (a)(d)	228,176	7,399,748
Heelys, Inc. (a)	58,297	102,020
Iconix Brand Group, Inc. (a)(d)	158,444	2,962,903
Joe's Jeans, Inc. (a)	112,776	129,692
K-Swiss, Inc. Class A (a)(d)	60,461	171,105
Kenneth Cole Productions, Inc. Class A (sub. vtg.) (a)	26,310	399,123
Lakeland Industries, Inc. (a)	25,549	175,522
Maidenform Brands, Inc. (a)(d)	78,925	1,751,346
Michael Kors Holdings Ltd.	97,056	5,236,171

	Shares	Value
Movado Group, Inc.	36,887	$ 1,296,947
Oxford Industries, Inc.	39,771	2,168,713
Perry Ellis International, Inc. (a)(d)	50,000	1,031,000
PVH Corp.	146,691	13,774,285
Quiksilver, Inc. (a)(d)	280,211	877,060
R.G. Barry Corp.	22,932	328,845
Rocky Brands, Inc. (a)	16,536	193,637
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	86,537	1,875,257
Steven Madden Ltd. (a)(d)	91,909	3,944,734
Superior Uniform Group, Inc.	5,649	65,754
Tandy Brands Accessories, Inc. (a)	1,058	1,481
The Jones Group, Inc.	181,430	2,298,718
True Religion Apparel, Inc.	71,106	1,648,948
Tumi Holdings, Inc. (d)	41,597	876,033
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	184,858	10,760,584
Unifi, Inc. (a)	45,178	500,572
Vera Bradley, Inc. (a)(d)	51,675	1,097,060
Warnaco Group, Inc. (a)	104,861	5,391,953
Wolverine World Wide, Inc.	110,840	5,212,805
		94,025,896
TOTAL CONSUMER DISCRETIONARY		1,098,125,694
CONSUMER STAPLES - 3.3%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)(d)	22,500	2,318,175
Central European Distribution Corp. (a)(d)	176,985	483,169
Coca-Cola Bottling Co. CONSOLIDATED	11,601	796,293
Craft Brew Alliance, Inc. (a)(d)	22,005	174,940
Crystal Rock Holdings, Inc. (a)	4,384	4,340
Jones Soda Co. (a)(d)	42,540	14,038
MGP Ingredients, Inc.	21,690	71,143
National Beverage Corp. (a)	48,005	714,314
Primo Water Corp. (a)(d)	43,402	52,082
REED'S, Inc. (a)(d)	9,804	58,628
		4,687,122
Food & Staples Retailing - 0.5%
Andersons, Inc.	39,242	1,576,351
Arden Group, Inc. Class A	3,147	284,048
Casey's General Stores, Inc.	86,415	4,886,768
Chefs' Warehouse Holdings (a)	27,477	422,321
Crumbs Bake Shop, Inc. (a)(d)	21,400	57,994
Fresh Market, Inc. (a)	70,912	4,093,041
Harris Teeter Supermarkets, Inc.	97,422	3,806,278
Ingles Markets, Inc. Class A	32,319	516,134
Nash-Finch Co.	43,985	866,065
Natural Grocers by Vitamin Cottage, Inc.	17,265	370,852
PriceSmart, Inc.	40,415	2,955,953
Rite Aid Corp. (a)	1,632,448	1,942,613
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Roundy's, Inc. (d)	38,156	$ 285,788
Spartan Stores, Inc.	52,974	811,032
SUPERVALU, Inc. (d)	479,548	1,141,324
Susser Holdings Corp. (a)	47,862	1,628,265
The Pantry, Inc. (a)	53,093	744,364
United Natural Foods, Inc. (a)(d)	109,866	6,315,098
Village Super Market, Inc. Class A	10,961	365,330
Weis Markets, Inc.	33,559	1,414,512
		34,484,131
Food Products - 1.7%
Alico, Inc.	8,218	259,935
Annie's, Inc. (d)	10,287	427,425
B&G Foods, Inc. Class A (d)	102,617	3,003,600
Bridgford Foods Corp. (a)	4,789	36,013
Bunge Ltd.	344,098	21,901,838
Cal-Maine Foods, Inc.	27,895	1,120,821
Calavo Growers, Inc. (d)	37,834	1,000,331
Chiquita Brands International, Inc. (a)(d)	92,664	555,984
Coffee Holding Co., Inc.	4,500	27,675
Darling International, Inc. (a)(d)	262,467	4,362,202
Diamond Foods, Inc. (d)	48,508	954,152
Dole Food Co., Inc. (a)(d)	97,530	1,256,186
Farmer Brothers Co. (a)	16,489	155,491
Flowers Foods, Inc.	322,330	6,656,115
Fresh Del Monte Produce, Inc.	108,218	2,672,985
Golden Enterprises Ltd.	2,595	8,745
Green Mountain Coffee Roasters, Inc. (a)(d)	287,423	6,987,253
Griffin Land & Nurseries, Inc.	6,082	172,181
Hain Celestial Group, Inc. (a)(d)	96,961	6,689,339
Hillshire Brands Co.	267,646	6,977,531
Ingredion, Inc.	172,070	9,262,528
Inventure Foods, Inc. (a)	25,815	155,148
J&J Snack Foods Corp.	31,336	1,789,286
John B. Sanfilippo & Son, Inc. (a)	24,690	382,448
Lancaster Colony Corp.	51,289	3,715,375
Lifeway Foods, Inc. (d)	13,382	127,798
Limoneira Co. (d)	16,924	300,063
Omega Protein Corp. (a)	45,997	332,098
Overhill Farms, Inc. (a)	28,537	131,270
Pilgrims Pride Corp. (d)	158,457	842,991
Post Holdings, Inc. (a)(d)	61,641	1,839,984
Ralcorp Holdings, Inc. (a)	131,280	9,315,629
Rocky Mountain Chocolate Factory, Inc.	795	9,850
Sanderson Farms, Inc.	53,062	2,335,789
Seneca Foods Corp. Class A (a)	22,104	632,395
Smart Balance, Inc. (a)	144,048	1,669,516
Smithfield Foods, Inc. (a)	358,972	6,935,339
Snyders-Lance, Inc.	143,901	3,365,844
Tootsie Roll Industries, Inc. (d)	71,986	1,826,285

	Shares	Value
TreeHouse Foods, Inc. (a)(d)	80,204	$ 4,166,598
Westway Group, Inc.	787	5,422
		114,367,458
Household Products - 0.5%
Central Garden & Pet Co. Class A (non-vtg.) (a)	119,241	1,407,044
Church & Dwight Co., Inc.	327,335	17,918,318
Energizer Holdings, Inc.	152,000	10,472,800
Harbinger Group, Inc. (a)	54,557	456,097
Ocean Bio-Chem, Inc. (a)(d)	20,307	39,599
Oil-Dri Corp. of America	15,023	344,027
Orchids Paper Products Co.	28,220	505,702
Spectrum Brands Holdings, Inc.	55,815	2,055,666
WD-40 Co.	45,270	2,209,629
		35,408,882
Personal Products - 0.4%
CCA Industries, Inc.	3,083	14,151
Cyanotech Corp. (a)	3,808	22,239
Elizabeth Arden, Inc. (a)	59,399	2,764,429
Herbalife Ltd.	274,224	13,269,699
Inter Parfums, Inc.	38,625	641,175
Mannatech, Inc. (a)	1,576	9,677
MediFast, Inc. (a)	33,601	937,132
Natural Alternatives International, Inc. (a)	20,104	122,232
Nature's Sunshine Products, Inc.	23,769	374,837
Nu Skin Enterprises, Inc. Class A	136,470	5,662,140
Nutraceutical International Corp. (a)	24,021	367,521
Physicians Formula Holdings, Inc. (a)	22,295	94,977
Prestige Brands Holdings, Inc. (a)(d)	119,856	1,924,887
Reliv International, Inc.	10,690	13,256
Revlon, Inc. (a)	42,260	560,790
Schiff Nutrition International, Inc. (a)(d)	30,302	584,223
The Female Health Co. (d)	51,052	344,601
United-Guardian, Inc.	5,269	103,009
USANA Health Sciences, Inc. (a)(d)	35,514	1,610,560
		29,421,535
Tobacco - 0.1%
Alliance One International, Inc. (a)(d)	303,388	879,825
Star Scientific, Inc. (a)(d)	300,350	1,129,316
Universal Corp.	47,967	2,275,075
Vector Group Ltd. (d)	127,836	2,174,490
		6,458,706
TOTAL CONSUMER STAPLES		224,827,834
ENERGY - 5.6%
Energy Equipment & Services - 1.9%
Atwood Oceanics, Inc. (a)(d)	128,270	5,936,336
Basic Energy Services, Inc. (a)(d)	97,645	1,083,860
Bolt Technology Corp.	26,764	384,599
Bristow Group, Inc.	77,640	3,640,540
C&J Energy Services, Inc. (a)(d)	127,764	2,571,889
Cal Dive International, Inc. (a)(d)	203,172	302,726
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Carbo Ceramics, Inc. (d)	46,788	$ 3,292,939
Dawson Geophysical Co. (a)	17,762	377,798
Dresser-Rand Group, Inc. (a)	178,338	9,027,470
Dril-Quip, Inc. (a)(d)	80,433	5,633,527
Energy Services of America Corp. (a)	9,053	14,032
ENGlobal Corp. (a)	44,577	31,204
Exterran Holdings, Inc. (a)(d)	145,976	2,684,499
Forbes Energy Services Ltd. (a)	18,498	68,443
Forum Energy Technologies, Inc.	34,848	824,852
Geokinetics, Inc. (a)(d)	60,539	10,310
Global Geophysical Services, Inc. (a)	59,223	271,834
GreenHunter Energy, Inc.	10,085	21,279
Gulf Island Fabrication, Inc.	30,245	786,975
Gulfmark Offshore, Inc. Class A (a)	58,283	2,044,568
Helix Energy Solutions Group, Inc. (a)(d)	227,210	4,003,440
Hercules Offshore, Inc. (a)(d)	357,973	1,471,269
Hornbeck Offshore Services, Inc. (a)(d)	70,808	2,750,183
ION Geophysical Corp. (a)(d)	269,411	1,759,254
Key Energy Services, Inc. (a)	366,546	2,899,379
Lufkin Industries, Inc.	76,392	4,004,469
Matrix Service Co. (a)(d)	80,487	938,478
McDermott International, Inc. (a)	542,655	6,045,177
Mitcham Industries, Inc. (a)(d)	24,562	375,799
Natural Gas Services Group, Inc. (a)	25,396	350,211
Newpark Resources, Inc. (a)(d)	204,934	1,409,946
Oceaneering International, Inc.	256,458	13,730,761
Oil States International, Inc. (a)	117,013	9,155,097
OYO Geospace Corp. (a)	14,262	1,306,257
Parker Drilling Co. (a)	274,334	1,135,743
Patterson-UTI Energy, Inc.	345,089	5,241,902
PHI, Inc. (non-vtg.) (a)(d)	30,743	846,970
Pioneer Energy Services Corp. (a)(d)	132,423	1,019,657
RigNet, Inc. (a)	21,464	381,201
RPC, Inc. (d)	172,703	2,115,612
SEACOR Holdings, Inc. (a)	52,976	4,556,466
Superior Energy Services, Inc. (a)	378,585	7,863,210
Tesco Corp. (a)(d)	69,891	710,093
TETRA Technologies, Inc. (a)(d)	232,603	1,490,985
TGC Industries, Inc.	33,924	206,936
Tidewater, Inc.	121,105	5,744,010
Union Drilling, Inc. (a)	29,459	125,790
Unit Corp. (a)	116,878	4,649,407
Willbros Group, Inc. (a)	108,167	530,018
		125,827,400
Oil, Gas & Consumable Fuels - 3.7%
Abraxas Petroleum Corp. (a)	199,696	405,383
Adams Resources & Energy, Inc.	9,909	347,806
Alon USA Energy, Inc.	31,382	429,306
Amyris, Inc. (a)(d)	59,801	186,579
APCO Oil and Gas International, Inc.	22,879	368,352
Approach Resources, Inc. (a)(d)	61,189	1,758,572

	Shares	Value
Arch Coal, Inc.	493,043	$ 3,012,493
Barnwell Industries, Inc. (a)	11,298	34,685
Berry Petroleum Co. Class A	117,462	4,327,300
Bill Barrett Corp. (a)(d)	108,832	2,386,686
BioFuel Energy Corp. (a)(d)	12,280	37,208
Bonanza Creek Energy, Inc.	21,405	430,669
BPZ Energy, Inc. (a)(d)	218,335	499,987
Callon Petroleum Co. (a)	73,635	407,202
Carrizo Oil & Gas, Inc. (a)(d)	74,709	1,885,655
Ceres, Inc.	65	444
Cheniere Energy, Inc. (a)	504,225	7,442,361
Cimarex Energy Co.	199,495	11,413,109
Clayton Williams Energy, Inc. (a)(d)	27,250	1,309,363
Clean Energy Fuels Corp. (a)(d)	140,231	1,842,635
Cloud Peak Energy, Inc. (a)	136,551	2,401,932
Cobalt International Energy, Inc. (a)	439,567	9,982,567
Comstock Resources, Inc. (a)(d)	102,872	1,696,359
Concho Resources, Inc. (a)	241,912	21,709,183
Contango Oil & Gas Co. (a)(d)	35,742	1,984,753
Continental Resources, Inc. (a)(d)	133,347	9,875,679
CREDO Petroleum Corp. (a)	17,574	254,120
Crimson Exploration, Inc. (a)(d)	84,713	379,514
Crosstex Energy, Inc.	142,544	1,767,546
Cubic Energy, Inc. (a)(d)	119,177	38,137
CVR Energy, Inc. (a)(d)	38,340	1,143,299
Delek US Holdings, Inc.	35,233	925,219
DHT Holdings, Inc.	11,700	64,701
Double Eagle Petroleum Co. (a)	27,291	121,445
Earthstone Energy, Inc. (a)	4,213	58,982
Endeavour International Corp. (a)(d)	95,560	807,482
Energen Corp.	170,000	8,678,500
Energy Partners Ltd. (a)	62,783	1,081,123
Evolution Petroleum Corp. (a)	37,375	299,748
EXCO Resources, Inc.	395,728	2,710,737
FieldPoint Petroleum Corp. (a)	9,981	43,916
FieldPoint Petroleum Corp. warrants 3/23/18 (a)	9,981	10,979
Forest Oil Corp. (a)(d)	260,020	1,926,748
FX Energy, Inc. (a)(d)	108,663	831,272
Gasco Energy, Inc. (a)	467,214	65,644
Gastar Exploration Ltd. (a)	112,646	180,234
Gevo, Inc. (a)(d)	47,994	169,899
GMX Resources, Inc. (a)(d)	158,317	125,070
Goodrich Petroleum Corp. (a)(d)	59,308	753,212
Green Plains Renewable Energy, Inc. (a)(d)	73,502	338,109
Gulfport Energy Corp. (a)	97,497	2,564,171
Halcon Resources Corp. (a)	156,818	1,204,362
Hallador Energy Co.	5,608	43,069
Harvest Natural Resources, Inc. (a)(d)	80,932	690,350
HKN, Inc. (a)	28,420	61,387
HollyFrontier Corp.	452,730	18,240,492
Houston American Energy Corp. (a)(d)	37,486	33,737
Hyperdynamics Corp. (a)(d)	455,532	318,872
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Isramco, Inc. (a)(d)	2,413	$ 247,574
James River Coal Co. (a)(d)	77,119	219,789
KiOR, Inc. Class A (a)(d)	28,186	215,623
Kodiak Oil & Gas Corp. (a)	616,350	5,510,169
Laredo Petroleum Holdings, Inc.	62,382	1,357,432
Lucas Energy, Inc. (a)(d)	25,312	42,271
Magellan Petroleum Corp. (a)	109,622	132,643
Magnum Hunter Resources Corp. (d)	378,880	1,629,184
Magnum Hunter Resources Corp. warrants 10/14/13 (a)(d)	19,383	0
Matador Resources Co.	29,289	298,162
McMoRan Exploration Co. (a)(d)	286,847	3,622,878
Mexco Energy Corp. (a)	2,175	13,094
Midstates Petroleum Co., Inc.	53,159	433,246
Miller Energy Resources, Inc. (a)(d)	137,671	622,273
Northern Oil & Gas, Inc. (a)(d)	167,032	2,729,303
Oasis Petroleum, Inc. (a)(d)	159,590	4,680,775
Overseas Shipholding Group, Inc. (d)	63,133	379,429
Pacific Ethanol, Inc. (a)(d)	166,130	55,654
Panhandle Royalty Co. Class A	15,804	457,052
PDC Energy, Inc. (a)(d)	70,137	1,951,913
Penn Virginia Corp.	99,864	610,169
Petroquest Energy, Inc. (a)(d)	116,987	745,207
Plains Exploration & Production Co. (a)	328,370	12,911,508
PostRock Energy Corp. (a)	17,510	31,868
PrimeEnergy Corp. (a)	1,965	51,090
Pyramid Oil Co. (a)	7,060	31,346
Quicksilver Resources, Inc. (a)(d)	274,950	934,830
Recovery Energy, Inc. (a)	1,133	3,682
Renewable Energy Group, Inc.	10,652	56,669
Rentech, Inc. (a)	686,373	1,510,021
Resolute Energy Corp. (a)(d)	190,552	1,722,590
Rex American Resources Corp. (a)	16,822	292,703
Rex Energy Corp. (a)	90,060	1,115,843
Rosetta Resources, Inc. (a)	118,614	5,093,285
Royale Energy, Inc. (a)(d)	11,555	25,768
Sanchez Energy Corp.	19,483	371,736
SandRidge Energy, Inc. (a)(d)	952,892	6,260,500
Saratoga Resources, Inc. (a)(d)	25,695	134,385
SemGroup Corp. Class A (a)	96,535	3,430,854
Ship Finance International Ltd. (NY Shares) (d)	110,937	1,790,523
SM Energy Co.	150,573	7,111,563
Solazyme, Inc. (a)(d)	77,686	931,455
Stone Energy Corp. (a)(d)	104,960	2,469,709
Swift Energy Co. (a)	91,572	1,784,738
Synergy Resources Corp. (a)	65,518	183,450
Syntroleum Corp. (a)(d)	166,427	116,499
Targa Resources Corp.	89,113	4,034,146
Teekay Corp.	95,965	2,838,645
Tengasco, Inc. (a)	63,216	44,883

	Shares	Value
Ultra Petroleum Corp. (a)(d)	366,925	$ 7,543,978
Uranium Energy Corp. (a)	202,850	517,268
Uranium Resources, Inc. (a)(d)	186,574	83,958
US Energy Corp. (a)	91,127	198,657
USEC, Inc. (a)(d)	388,801	241,057
VAALCO Energy, Inc. (a)(d)	119,162	882,990
Venoco, Inc. (a)(d)	63,393	708,734
Verenium Corp. (a)(d)	32,819	103,380
Voyager Oil & Gas, Inc. (a)	93,088	115,429
W&T Offshore, Inc.	102,777	1,773,931
Warren Resources, Inc. (a)	175,353	510,277
Western Refining, Inc.	119,993	3,356,204
Westmoreland Coal Co. (a)(d)	24,842	192,029
Whiting Petroleum Corp. (a)	277,422	12,350,827
World Fuel Services Corp.	163,888	6,098,272
ZaZa Energy Corp. (a)(d)	54,531	164,684
Zion Oil & Gas, Inc. (a)(d)	112,487	321,713
		248,509,861
TOTAL ENERGY		374,337,261
FINANCIALS - 22.5%
Capital Markets - 1.5%
Affiliated Managers Group, Inc. (a)	118,272	13,911,153
Arlington Asset Investment Corp.	20,855	477,580
Artio Global Investors, Inc. Class A	122,626	380,141
BGC Partners, Inc. Class A	202,728	914,303
Calamos Asset Management, Inc. Class A	47,935	533,517
CIFI Corp. (a)(d)	13,714	103,266
Cohen & Steers, Inc. (d)	46,427	1,566,911
Cowen Group, Inc. Class A (a)	250,464	653,711
Diamond Hill Investment Group, Inc.	6,707	489,678
Direct Markets Holdings Corp. (a)(d)	120,949	15,348
Duff & Phelps Corp. Class A	67,634	896,151
Eaton Vance Corp. (non-vtg.) (d)	260,368	7,053,369
Edelman Financial Group, Inc.	54,798	483,318
Epoch Holding Corp.	39,761	837,367
Evercore Partners, Inc. Class A	51,523	1,272,618
FBR Capital Markets Corp. (a)	141,847	429,796
Financial Engines, Inc. (a)(d)	120,148	2,559,152
FirstCity Financial Corp. (a)	5,260	41,238
FXCM, Inc. Class A	49,738	435,705
GAMCO Investors, Inc. Class A	14,987	675,914
GFI Group, Inc.	188,467	527,708
Gleacher & Co., Inc. (a)(d)	185,336	153,829
Greenhill & Co., Inc.	63,220	2,759,553
HFF, Inc. (a)(d)	86,273	1,147,431
ICG Group, Inc. (a)	113,828	1,038,111
Institutional Financial Markets, Inc.	16,813	18,494
INTL FCStone, Inc. (a)(d)	36,432	660,512
Investment Technology Group, Inc. (a)	111,776	946,743
Janus Capital Group, Inc.	420,000	3,662,400
Jefferies Group, Inc.	355,990	5,229,493
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
JMP Group, Inc.	44,707	$ 240,971
KBW, Inc.	72,402	1,107,027
Knight Capital Group, Inc. Class A (a)(d)	218,742	603,728
Ladenburg Thalmann Financial Services, Inc. (a)(d)	282,944	393,292
LPL Financial	139,115	3,988,427
Manning & Napier, Inc.	18,699	222,331
Medallion Financial Corp.	52,498	597,952
Oppenheimer Holdings, Inc. Class A (non-vtg.)	32,675	487,511
Penson Worldwide, Inc. (a)(d)	47,870	3,925
Piper Jaffray Companies (a)	44,362	1,091,749
Pzena Investment Management, Inc.	13,002	65,400
Raymond James Financial, Inc.	248,973	8,763,850
Safeguard Scientifics, Inc. (a)	52,134	811,205
SEI Investments Co.	320,260	6,965,655
Stifel Financial Corp. (a)(d)	117,290	3,833,037
SWS Group, Inc. (a)	80,179	478,669
TD Ameritrade Holding Corp. (d)	551,725	9,440,015
Teton Advisors, Inc. (a)	145	1,776
U.S. Global Investments, Inc. Class A	36,632	190,853
Virtus Investment Partners, Inc. (a)	15,774	1,350,885
Waddell & Reed Financial, Inc. Class A	213,366	6,315,634
Walter Investment Management Corp.	65,835	1,842,722
Westwood Holdings Group, Inc.	13,202	485,174
WisdomTree Investments, Inc. (a)	144,563	902,073
		100,058,371
Commercial Banks - 4.6%
1st Source Corp.	38,637	882,083
1st United Bancorp, Inc. (a)	67,638	409,886
Access National Corp.	15,817	221,280
ACNB Corp.	13,555	203,461
Alliance Bankshares Corp. (a)	922	4,066
Alliance Financial Corp.	11,655	427,389
Ameriana Bancorp	2,223	14,249
American National Bankshares, Inc.	18,331	408,781
American River Bankshares (a)	3,552	24,260
Ameris Bancorp (a)(d)	51,389	609,987
AmeriServ Financial, Inc. (a)	14,728	43,595
Ames National Corp. (d)	16,110	339,116
Anchor Bancorp (a)	6,363	76,356
Arrow Financial Corp.	30,280	740,043
Associated Banc-Corp.	434,355	5,629,241
Auburn National Bancorp., Inc. (d)	2,289	48,527
BancFirst Corp. (d)	20,263	838,483
Bancorp, Inc., Delaware (a)	76,720	741,882
BancorpSouth, Inc.	226,260	3,335,072
BancTrust Financial Group, Inc. (a)	47,107	136,610
Bank of Hawaii Corp.	99,680	4,608,206
Bank of Kentucky Financial Corp.	10,625	262,438
Bank of Marin Bancorp	13,108	514,096

	Shares	Value
Bank of the James Financial Group, Inc. (a)	2,186	$ 11,651
Bank of the Ozarks, Inc.	76,156	2,444,608
BankUnited, Inc.	92,889	2,345,447
Banner Bank	32,759	792,113
Bar Harbor Bankshares	9,461	338,231
BBCN Bancorp, Inc. (a)	168,307	2,107,204
BCB Bancorp, Inc. (d)	9,297	95,294
Berkshire Bancorp, Inc. (a)	4,024	33,600
BNC Bancorp (d)	1,169	8,884
BOK Financial Corp.	75,479	4,345,326
Boston Private Financial Holdings, Inc.	181,158	1,719,189
Bridge Bancorp, Inc.	17,303	350,386
Bridge Capital Holdings (a)	18,425	277,296
Bryn Mawr Bank Corp.	22,784	501,020
BSB Bancorp, Inc.	19,579	248,066
C & F Financial Corp.	4,436	173,536
Camden National Corp.	16,328	602,830
Capital Bank Corp. (a)(d)	22,768	53,732
Capital City Bank Group, Inc.	33,531	299,767
CapitalSource, Inc.	671,726	4,655,061
Cardinal Financial Corp.	65,740	851,333
Cascade Bancorp (a)(d)	32,963	172,067
Cathay General Bancorp	170,364	2,788,859
Center Bancorp, Inc.	24,871	284,524
Centerstate Banks of Florida, Inc.	66,005	539,921
Central Pacific Financial Corp. (a)	43,050	598,395
Century Bancorp, Inc. Class A (non-vtg.)	7,814	245,438
Chemical Financial Corp.	58,852	1,350,065
CIT Group, Inc. (a)	472,621	17,846,169
Citizens & Northern Corp.	30,086	576,448
Citizens Holding Co.	2,280	44,072
Citizens Republic Bancorp, Inc. (a)	84,126	1,722,059
City Holding Co.	34,461	1,175,809
City National Corp.	109,975	5,647,216
CNB Financial Corp., Pennsylvania	24,450	405,137
CoBiz, Inc.	138,787	982,612
Colony Bankcorp, Inc. (a)	4,518	18,162
Columbia Banking Systems, Inc.	87,978	1,569,528
Commerce Bancshares, Inc.	209,418	8,424,886
Community Bank System, Inc.	114,684	3,215,739
Community Partners Bancorp	1,393	7,731
Community Trust Bancorp, Inc.	34,249	1,177,823
Crescent Financial Bancshares, Inc. (a)(d)	5,656	29,637
Cullen/Frost Bankers, Inc.	143,609	7,984,660
CVB Financial Corp.	241,074	2,880,834
Eagle Bancorp, Inc., Maryland (a)(d)	47,604	811,172
East West Bancorp, Inc.	327,936	7,194,916
Eastern Virginia Bankshares, Inc. (a)	3,012	12,831
Enterprise Bancorp, Inc. (d)	14,913	236,222
Enterprise Financial Services Corp.	42,722	528,471
Farmers Capital Bank Corp. (a)	6,220	59,028
Farmers National Banc Corp. (d)	41,229	250,672
Fidelity Southern Corp.	14,824	130,599
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Financial Institutions, Inc.	28,782	$ 503,685
First Bancorp, North Carolina	37,879	376,138
First Bancorp, Puerto Rico (a)(d)	186,883	713,893
First Busey Corp.	193,866	930,557
First California Financial Group, Inc. (a)	58,547	411,000
First Citizen Bancshares, Inc.	17,596	2,905,803
First Commonwealth Financial Corp.	220,589	1,535,299
First Community Bancshares, Inc.	36,337	539,968
First Connecticut Bancorp, Inc.	39,271	511,701
First Financial Bancorp, Ohio	125,711	2,046,575
First Financial Bankshares, Inc. (d)	91,048	3,166,649
First Financial Corp., Indiana	28,823	878,237
First Financial Service Corp. (a)	745	2,608
First Interstate Bancsystem, Inc.	48,427	692,506
First M&F Corp.	2,350	16,004
First Merchants Corp.	61,527	866,300
First Midwest Bancorp, Inc., Delaware	155,623	1,837,908
First Niagara Financial Group, Inc.	817,795	6,452,403
First of Long Island Corp.	17,771	532,241
First Republic Bank	194,968	6,373,504
First Security Group, Inc. (a)	1,070	2,622
First South Bancorp, Inc., Virginia (a)	39,689	167,488
First United Corp. (a)	14,602	75,200
Firstbank Corp., Michigan	8,342	79,833
FirstMerit Corp.	240,206	3,768,832
FNB Corp., Pennsylvania	296,034	3,241,572
FNB United Corp. (a)(d)	21,639	263,996
Fulton Financial Corp.	455,371	4,430,760
German American Bancorp, Inc.	31,184	717,232
Glacier Bancorp, Inc.	159,143	2,452,394
Great Southern Bancorp, Inc.	21,585	634,167
Green Bankshares, Inc. (a)(d)	35,591	64,420
Guaranty Bancorp (a)	135,393	269,432
Hampton Roads Bankshares, Inc. (a)(d)	69,643	139,286
Hampton Roads Bankshares, Inc. rights 9/6/12 (a)	56,222	135,945
Hancock Holding Co.	188,216	5,578,722
Hanmi Financial Corp. (a)	49,523	618,542
Hawthorn Bancshares, Inc.	6,721	59,750
Heartland Financial USA, Inc.	33,115	867,282
Heritage Commerce Corp. (a)	57,846	382,362
Heritage Financial Corp., Washington	35,332	494,295
Heritage Oaks Bancorp (a)(d)	40,793	232,520
Home Bancshares, Inc.	61,821	1,947,980
HomeTrust Bancshares, Inc.	50,414	634,208
Horizon Bancorp Industries	12,574	340,252
Hudson Valley Holding Corp.	41,056	693,436
IBERIABANK Corp.	73,254	3,436,345
Independent Bank Corp. (a)(d)	22,677	61,228

	Shares	Value
Independent Bank Corp., Massachusetts (d)	47,398	$ 1,382,126
International Bancshares Corp.	133,849	2,444,083
Intervest Bancshares Corp. Class A (a)	43,436	161,582
Investors Bancorp, Inc. (a)	127,475	2,188,746
Lakeland Bancorp, Inc.	58,820	595,847
Lakeland Financial Corp.	34,881	926,439
Macatawa Bank Corp. (a)	67,984	205,992
MainSource Financial Group, Inc.	47,324	569,308
MB Financial, Inc.	127,789	2,609,451
MBT Financial Corp. (a)	11,242	32,602
Mercantile Bank Corp. (a)(d)	19,339	327,796
Merchants Bancshares, Inc.	14,012	392,476
Metro Bancorp, Inc. (a)	42,825	537,454
Metrocorp Bancshares, Inc. (a)(d)	35,019	370,151
Middleburg Financial Corp.	14,592	246,167
Midsouth Bancorp, Inc.	24,320	316,646
MidWestOne Financial Group, Inc.	16,620	362,981
National Bankshares, Inc. (d)	16,169	513,366
National Penn Bancshares, Inc.	283,008	2,518,771
NBT Bancorp, Inc.	110,024	2,313,805
NewBridge Bancorp (a)	34,468	162,344
North Valley Bancorp (a)	6,149	85,164
Northeast Bancorp	21,366	182,038
Northrim Bancorp, Inc.	12,118	249,631
Norwood Financial Corp.	2,777	77,645
OBA Financial Services, Inc. (a)	5,103	75,780
Ohio Valley Banc Corp.	7,485	142,964
Old National Bancorp, Indiana	206,275	2,722,830
Old Second Bancorp, Inc. (a)(d)	34,774	50,075
OmniAmerican Bancorp, Inc. (a)	21,285	468,057
Oriental Financial Group, Inc.	108,756	1,152,814
Orrstown Financial Services, Inc.	18,291	160,046
Pacific Capital Bancorp NA (a)(d)	18,635	855,719
Pacific Continental Corp.	43,214	388,494
Pacific Mercantile Bancorp (a)	19,877	129,399
Pacific Premier Bancorp, Inc. (a)	1,830	16,671
PacWest Bancorp	69,253	1,612,210
Park National Corp. (d)	38,738	2,609,004
Park Sterling Corp. (a)	97,814	469,507
Patriot National Bancorp, Inc. (a)	14,022	22,856
Peapack-Gladstone Financial Corp.	17,211	253,690
Penns Woods Bancorp, Inc.	10,096	402,225
Peoples Bancorp of North Carolina	1,842	17,112
Peoples Bancorp, Inc.	20,106	444,343
Peoples Financial Corp., Mississippi	7,232	76,515
Pinnacle Financial Partners, Inc. (a)(d)	92,448	1,769,455
Popular, Inc. (a)	268,902	4,259,408
Porter Bancorp, Inc. (a)	3,733	6,869
Preferred Bank, Los Angeles (a)	20,724	267,132
Premier Financial Bancorp, Inc. (a)	6,092	53,975
PremierWest Bancorp (a)(d)	17,140	23,996
PrivateBancorp, Inc.	142,003	2,314,649
Prosperity Bancshares, Inc.	104,563	4,402,102
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
QCR Holdings, Inc.	6,005	$ 81,548
Renasant Corp.	59,271	1,084,067
Republic Bancorp, Inc., Kentucky Class A	25,708	579,715
Republic First Bancorp, Inc. (a)	44,636	90,165
Royal Bancshares of Pennsylvania, Inc. Class A (a)	6,704	14,347
Rurban Financial Corp. (a)	532	3,825
S&T Bancorp, Inc.	77,320	1,341,502
S.Y. Bancorp, Inc.	30,337	709,582
Sandy Spring Bancorp, Inc.	57,184	1,048,755
Savannah Bancorp, Inc. (a)	3,956	38,927
SCBT Financial Corp.	39,694	1,596,096
Seacoast Banking Corp., Florida (a)	235,806	346,635
Shore Bancshares, Inc.	20,686	116,462
Sierra Bancorp	31,765	345,603
Signature Bank (a)(d)	113,303	7,322,773
Simmons First National Corp. Class A	37,373	870,043
Southern Community Financial Corp. (a)	10,774	34,046
Southern National Bancorp of Virginia, Inc.	12,282	95,063
Southside Bancshares, Inc.	40,257	882,031
Southwest Bancorp, Inc., Oklahoma (a)	44,454	491,661
State Bank Financial Corp.	77,039	1,248,032
StellarOne Corp.	55,996	741,947
Sterling Bancorp, New York	62,200	617,646
Sterling Financial Corp., Washington	93,198	1,975,798
Suffolk Bancorp (a)	25,339	383,632
Summit Financial Group, Inc. (a)	1,800	7,020
Sun Bancorp, Inc., New Jersey (a)	136,043	394,525
Susquehanna Bancshares, Inc.	475,630	4,998,871
SVB Financial Group (a)	96,469	5,594,237
Synovus Financial Corp.	1,961,478	4,079,874
Taylor Capital Group, Inc. (a)(d)	36,427	613,431
TCF Financial Corp.	340,135	3,782,301
Texas Capital Bancshares, Inc. (a)(d)	80,632	3,710,685
The First Bancorp, Inc.	21,478	352,884
TIB Financial Corp. (a)	777	9,324
Tompkins Financial Corp.	33,792	1,312,481
TowneBank (d)	68,819	1,013,016
Trico Bancshares	35,094	539,044
Trustmark Corp.	129,624	3,070,793
UMB Financial Corp.	95,086	4,662,067
Umpqua Holdings Corp.	254,223	3,213,379
Union Bankshares, Inc.	388	7,628
Union/First Market Bankshares Corp.	55,751	818,425
United Bancorp, Inc.	370	2,812
United Bankshares, Inc., West Virginia (d)	132,968	3,235,111
United Community Banks, Inc., Georgia (a)	132,490	1,057,270
United Security Bancshares, Inc. (a)	8,545	50,074

	Shares	Value
United Security Bancshares, California (d)	7,341	$ 17,765
Univest Corp. of Pennsylvania	38,304	629,335
Valley National Bancorp	489,100	4,744,270
Virginia Commerce Bancorp, Inc. (a)	67,965	549,837
Washington Banking Co., Oak Harbor	41,106	560,275
Washington Trust Bancorp, Inc.	35,763	885,492
Webster Financial Corp.	204,436	4,350,398
Wellesley Bancorp, Inc.	2,803	40,700
WesBanco, Inc.	67,476	1,371,112
West Bancorp., Inc.	28,408	288,057
West Coast Bancorp (a)	46,944	935,124
Westamerica Bancorp. (d)	70,836	3,297,416
Western Alliance Bancorp. (a)(d)	206,028	1,918,121
Wilshire Bancorp, Inc. (a)	144,206	902,730
Wintrust Financial Corp.	76,756	2,871,442
Xenith Bankshares, Inc. (a)	17,541	75,075
Yadkin Valley Financial Corp. (a)	16,970	46,668
		307,777,941
Consumer Finance - 0.3%
Cash America International, Inc.	65,330	2,536,111
CompuCredit Holdings Corp. (a)(d)	41,074	249,319
Consumer Portfolio Services, Inc. (a)	14,288	37,863
Credit Acceptance Corp. (a)(d)	21,614	2,128,114
DFC Global Corp. (a)(d)	92,459	1,721,587
EZCORP, Inc. (non-vtg.) Class A (a)(d)	106,020	2,401,353
First Cash Financial Services, Inc. (a)(d)	76,532	3,414,858
First Marblehead Corp. (a)(d)	159,362	184,860
Green Dot Corp. Class A (a)(d)	42,106	482,114
Imperial Holdings, Inc. (a)(d)	53,799	206,050
Nelnet, Inc. Class A	61,253	1,467,009
Netspend Holdings, Inc. (a)	69,646	660,244
QC Holdings, Inc.	15,915	59,522
Regional Management Corp. (d)	1,398	23,472
White River Capital, Inc.	7,973	176,602
World Acceptance Corp. (a)(d)	42,286	3,086,878
		18,835,956
Diversified Financial Services - 0.4%
California First National Bancorp	1,545	25,338
Catskill Litigation Trust (a)	1,036	0
CBOE Holdings, Inc.	232,203	6,603,853
Gain Capital Holdings, Inc.	22,236	99,395
Interactive Brokers Group, Inc.	80,367	1,110,672
Life Partners Holdings, Inc. (d)	51,198	81,405
MarketAxess Holdings, Inc.	75,349	2,454,117
Marlin Business Services Corp.	19,144	316,642
MicroFinancial, Inc.	17,898	161,082
MSCI, Inc. Class A (a)	279,424	9,802,194
NCP Litigation Trust (a)	200	0
NewStar Financial, Inc. (a)(d)	69,745	825,083
PHH Corp. (a)(d)	123,456	2,154,307
PICO Holdings, Inc. (a)(d)	53,727	1,170,174
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Resource America, Inc. Class A	23,799	$ 150,886
Vector Capital Corp. rights (a)	49,572	1
		24,955,149
Insurance - 4.2%
21st Century Holding Co. (a)	8,797	48,559
Alleghany Corp.	39,537	13,329,900
Allied World Assurance Co. Holdings Ltd.	89,522	7,030,163
American Equity Investment Life Holding Co.	119,336	1,379,524
American Financial Group, Inc.	210,353	7,900,859
American National Insurance Co.	32,130	2,271,270
American Safety Insurance Group Ltd. (a)(d)	25,797	444,482
Amerisafe, Inc. (a)(d)	44,533	1,119,560
Amtrust Financial Services, Inc. (d)	73,829	1,924,722
Arch Capital Group Ltd. (a)(d)	311,716	12,440,586
Argo Group International Holdings, Ltd.	71,874	2,124,595
Arthur J. Gallagher & Co.	265,421	9,480,838
Aspen Insurance Holdings Ltd.	153,609	4,466,950
Assured Guaranty Ltd.	379,226	5,005,783
Axis Capital Holdings Ltd.	311,323	10,606,775
Baldwin & Lyons, Inc. Class B	20,123	453,170
Brown & Brown, Inc.	285,914	7,502,383
Citizens, Inc. Class A (a)(d)	78,016	762,216
CNA Financial Corp.	99,168	2,590,268
CNO Financial Group, Inc.	479,137	4,264,319
Crawford & Co. Class B	69,141	309,060
Donegal Group, Inc. Class A	26,385	378,097
Eastern Insurance Holdings, Inc. (d)	16,085	266,207
eHealth, Inc. (a)	59,193	979,052
EMC Insurance Group	12,011	235,896
Employers Holdings, Inc.	110,478	2,014,014
Endurance Specialty Holdings Ltd.	106,872	4,040,830
Enstar Group Ltd. (a)(d)	23,037	2,130,001
Erie Indemnity Co. Class A	65,244	4,160,610
Everest Re Group Ltd.	100,404	10,407,879
FBL Financial Group, Inc. Class A	35,194	1,165,625
Fidelity National Financial, Inc. Class A	499,572	9,411,936
First Acceptance Corp. (a)	24,679	31,096
First American Financial Corp.	244,400	4,709,588
Flagstone Reinsurance Holdings Ltd.	117,127	1,000,265
Fortegra Financial Corp. (a)	15,197	121,120
Global Indemnity PLC (a)	37,631	759,017
Greenlight Capital Re, Ltd. (a)	63,768	1,548,287
Hallmark Financial Services, Inc. (a)	27,548	220,109
Hanover Insurance Group, Inc.	117,027	4,176,694
HCC Insurance Holdings, Inc.	266,229	8,806,855
Hilltop Holdings, Inc. (a)(d)	103,357	1,157,598
Homeowners Choice, Inc.	8,749	175,330

	Shares	Value
Horace Mann Educators Corp.	81,387	$ 1,429,970
Independence Holding Co.	12,745	129,872
Infinity Property & Casualty Corp.	29,456	1,652,482
Investors Title Co.	2,693	168,447
Kansas City Life Insurance Co.	10,866	384,222
Kemper Corp.	121,221	3,709,363
Maiden Holdings Ltd.	143,671	1,318,900
Markel Corp. (a)	23,095	10,044,016
MBIA, Inc. (a)(d)	401,932	4,373,020
Meadowbrook Insurance Group, Inc.	121,669	923,468
Mercury General Corp.	55,815	2,137,156
Montpelier Re Holdings Ltd. (d)	171,990	3,708,104
National Financial Partners Corp. (a)(d)	130,377	1,921,757
National Interstate Corp.	17,159	426,401
National Western Life Insurance Co. Class A	7,450	1,031,155
Navigators Group, Inc. (a)(d)	29,134	1,414,747
Old Republic International Corp.	586,439	5,060,969
OneBeacon Insurance Group Ltd.	51,637	666,634
PartnerRe Ltd.	152,398	11,186,013
Phoenix Companies, Inc. (a)(d)	12,675	390,897
Platinum Underwriters Holdings Ltd.	76,798	3,051,953
Presidential Life Corp.	49,531	690,462
Primerica, Inc.	115,806	3,376,903
ProAssurance Corp.	64,616	5,765,686
Protective Life Corp.	178,332	5,037,879
Reinsurance Group of America, Inc.	165,359	9,713,188
RenaissanceRe Holdings Ltd.	115,845	8,949,026
RLI Corp.	47,991	3,040,710
Safety Insurance Group, Inc.	33,267	1,506,662
SeaBright Insurance Holdings, Inc.	51,078	560,836
Selective Insurance Group, Inc.	108,320	1,942,178
StanCorp Financial Group, Inc. (d)	111,235	3,472,757
State Auto Financial Corp.	33,712	473,654
Stewart Information Services Corp. (d)	39,262	776,210
Symetra Financial Corp.	233,995	2,859,419
Tower Group, Inc.	79,758	1,486,689
United Fire Group, Inc.	51,439	1,138,859
Universal Insurance Holdings, Inc.	99,404	347,914
Validus Holdings Ltd.	188,881	6,329,402
W.R. Berkley Corp.	270,121	10,097,123
White Mountains Insurance Group Ltd.	14,267	7,423,691
		283,470,882
Real Estate Investment Trusts - 9.9%
Acadia Realty Trust (SBI)	113,588	2,828,341
AG Mortgage Investment Trust, Inc.	51,725	1,220,710
Agree Realty Corp.	28,120	697,938
Alexanders, Inc.	7,463	3,355,663
Alexandria Real Estate Equities, Inc.	145,185	10,729,172
American Assets Trust, Inc.	97,861	2,667,691
American Campus Communities, Inc.	210,805	9,827,729
American Capital Agency Corp. (d)	780,476	27,191,784
American Capital Mortgage Investment Corp.	64,985	1,607,079
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Realty Capital Trust, Inc.	370,581	$ 4,372,856
Annaly Capital Management, Inc.	2,302,776	39,861,023
Anworth Mortgage Asset Corp.	286,499	1,965,383
Apollo Commercial Real Estate Finance, Inc.	43,970	770,354
Apollo Residential Mortgage, Inc.	41,878	855,986
Arbor Realty Trust, Inc.	95,842	551,092
Ares Commercial Real Estate Corp. (d)	16,980	285,943
Armour Residential REIT, Inc.	646,805	4,825,165
Ashford Hospitality Trust, Inc.	181,667	1,504,203
Associated Estates Realty Corp.	110,604	1,682,287
BioMed Realty Trust, Inc. (d)	366,169	6,785,112
Brandywine Realty Trust (SBI)	355,301	4,334,672
BRE Properties, Inc.	178,409	8,906,177
BRT Realty Trust (a)	8,802	54,924
Camden Property Trust (SBI)	192,193	13,343,960
Campus Crest Communities, Inc.	87,414	944,071
Capital Trust, Inc. Class A (a)	85,860	266,166
CapLease, Inc.	166,403	815,375
Capstead Mortgage Corp.	222,517	3,190,894
CBL & Associates Properties, Inc. (d)	348,676	7,451,206
Cedar Shopping Centers, Inc.	141,571	777,225
Chatham Lodging Trust	37,534	525,851
Chesapeake Lodging Trust	79,186	1,475,235
Chimera Investment Corp.	2,491,833	6,329,256
Colonial Properties Trust (SBI) (d)	223,039	4,889,015
Colony Financial, Inc.	81,175	1,559,372
CommonWealth REIT	198,107	2,965,662
Coresite Realty Corp.	71,084	1,932,774
Corporate Office Properties Trust (SBI)	160,191	3,581,871
Cousins Properties, Inc.	217,353	1,736,650
Crexus Investment Corp.	178,454	1,834,507
CubeSmart	282,224	3,640,690
Cys Investments, Inc. (d)	367,061	5,278,337
DCT Industrial Trust, Inc.	508,975	3,216,722
DDR Corp.	548,129	8,342,523
DiamondRock Hospitality Co.	442,609	4,257,899
Digital Realty Trust, Inc.	286,089	21,316,491
Douglas Emmett, Inc.	311,193	7,465,520
Duke Realty LP	594,895	8,625,978
DuPont Fabros Technology, Inc. (d)	146,303	4,032,111
EastGroup Properties, Inc.	61,401	3,291,094
Education Realty Trust, Inc. (d)	256,403	2,964,019
Entertainment Properties Trust (SBI)	107,821	4,915,559
Equity Lifestyle Properties, Inc.	97,326	6,692,136
Equity One, Inc.	140,100	2,970,120
Essex Property Trust, Inc. (d)	80,055	12,166,759
Excel Trust, Inc.	94,534	1,109,829
Extra Space Storage, Inc.	240,674	8,209,390
Federal Realty Investment Trust (SBI)	151,446	16,342,538
FelCor Lodging Trust, Inc. (a)	320,776	1,488,401

	Shares	Value
First Industrial Realty Trust, Inc. (a)	209,030	$ 2,696,487
First Potomac Realty Trust	155,718	1,994,748
Franklin Street Properties Corp.	183,467	2,040,153
General Growth Properties, Inc. (d)	919,586	18,925,080
Getty Realty Corp. (d)	107,657	1,928,137
Gladstone Commercial Corp.	28,855	516,216
Glimcher Realty Trust	324,695	3,402,804
Government Properties Income Trust (d)	84,514	1,909,171
Gramercy Capital Corp. (a)	137,117	367,474
Gyrodyne Co. of America, Inc. (a)	2,317	258,346
Hatteras Financial Corp.	234,157	6,788,211
Healthcare Realty Trust, Inc.	173,023	4,197,538
Healthcare Trust of America, Inc.	69,731	655,471
Hersha Hospitality Trust	462,079	2,301,153
Highwoods Properties, Inc. (SBI)	159,736	5,208,991
Home Properties, Inc.	107,940	6,891,969
Hospitality Properties Trust (SBI)	289,963	6,979,409
Hudson Pacific Properties, Inc.	57,436	1,018,915
Inland Real Estate Corp.	192,865	1,581,493
Invesco Mortgage Capital, Inc.	297,124	6,088,071
Investors Real Estate Trust (d)	219,188	1,830,220
iStar Financial, Inc. (a)(d)	266,363	1,912,486
Kilroy Realty Corp.	152,958	7,221,147
Kite Realty Group Trust	163,071	838,185
LaSalle Hotel Properties (SBI)	211,826	5,772,259
Lexington Corporate Properties Trust (d)	372,493	3,493,984
Liberty Property Trust (SBI)	275,612	10,164,571
LTC Properties, Inc.	66,955	2,259,062
Mack-Cali Realty Corp.	197,306	5,268,070
Medical Properties Trust, Inc.	310,763	3,203,967
MFA Financial, Inc.	876,893	7,181,754
MHI Hospitality Corp.	1,708	6,490
Mid-America Apartment Communities, Inc.	95,563	6,498,284
Mission West Properties, Inc.	54,735	493,710
Monmouth Real Estate Investment Corp. Class A	80,856	903,162
MPG Office Trust, Inc. (a)(d)	193,026	675,591
National Health Investors, Inc.	66,785	3,488,848
National Retail Properties, Inc. (d)	234,656	7,288,415
New York Mortgage Trust, Inc. (d)	74,527	513,491
NorthStar Realty Finance Corp. (d)	308,309	1,809,774
Omega Healthcare Investors, Inc. (d)	231,185	5,553,064
One Liberty Properties, Inc.	35,770	683,565
Parkway Properties, Inc.	64,103	744,236
Pebblebrook Hotel Trust	145,936	3,448,468
Pennsylvania Real Estate Investment Trust (SBI)	141,880	2,230,354
Pennymac Mortgage Investment Trust	88,095	1,897,566
Piedmont Office Realty Trust, Inc. Class A	413,855	7,023,119
PMC Commercial Trust	13,962	103,738
Post Properties, Inc.	120,923	6,173,119
Potlatch Corp.	107,179	3,864,875
Power (REIT)	1,227	9,313
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
PS Business Parks, Inc.	47,862	$ 3,262,753
RAIT Financial Trust (d)	147,972	695,468
Ramco-Gershenson Properties Trust (SBI)	103,269	1,338,366
Rayonier, Inc.	277,024	13,571,406
Realty Income Corp.	309,331	13,032,115
Redwood Trust, Inc.	167,253	2,396,735
Regency Centers Corp.	203,449	9,969,001
Resource Capital Corp.	171,837	1,027,585
Retail Opportunity Investments Corp. (d)	130,748	1,643,502
Retail Properties America, Inc.	85,922	964,045
RLJ Lodging Trust	158,997	2,836,506
Rouse Properties, Inc.	62,419	867,624
Sabra Health Care REIT, Inc.	104,213	1,997,763
Saul Centers, Inc.	23,989	1,034,166
Select Income (REIT)	24,864	616,876
Senior Housing Properties Trust (SBI)	362,244	8,012,837
SL Green Realty Corp. (d)	209,142	16,856,845
Sovran Self Storage, Inc.	73,113	4,156,474
Stag Industrial, Inc.	55,590	855,530
Starwood Property Trust, Inc.	268,052	6,312,625
Strategic Hotel & Resorts, Inc. (a)	428,606	2,614,497
Summit Hotel Properties, Inc.	83,674	712,902
Sun Communities, Inc.	67,921	3,111,461
Sunstone Hotel Investors, Inc. (a)	332,828	3,471,396
Supertel Hospitality, Inc., Maryland (a)	13,197	12,407
Tanger Factory Outlet Centers, Inc.	209,858	7,040,736
Taubman Centers, Inc.	133,106	10,651,142
Terreno Realty Corp.	33,203	500,037
The Macerich Co.	303,332	18,069,487
Two Harbors Investment Corp.	621,083	7,198,352
UDR, Inc.	527,660	13,323,415
UMH Properties, Inc.	32,347	363,904
Universal Health Realty Income Trust (SBI)	32,328	1,395,600
Urstadt Biddle Properties, Inc.	5,274	99,204
Urstadt Biddle Properties, Inc. Class A	50,629	987,266
Washington (REIT) (SBI)	142,833	3,836,494
Weingarten Realty Investors (SBI)	269,475	7,526,437
Western Asset Mortgage Capital Corp.	17,417	373,420
Whitestone REIT Class B	28,528	374,858
Winthrop Realty Trust	62,985	715,510
		668,957,961
Real Estate Management & Development - 0.6%
Alexander & Baldwin, Inc.	99,155	2,936,971
American Realty Capital Properties, Inc.	6,190	71,185
American Realty Investments, Inc. (a)	1,965	4,068
AV Homes, Inc. (a)	29,637	436,849
Brookfield Properties Corp.	615,522	10,334,151
Consolidated-Tomoka Land Co. (d)	11,958	344,390
Forest City Enterprises, Inc. Class A (a)	310,071	4,675,871
Forestar Group, Inc. (a)(d)	81,723	1,175,994
Howard Hughes Corp. (a)	63,119	4,152,599

	Shares	Value
InterGroup Corp. (a)	336	$ 7,889
Jones Lang LaSalle, Inc.	95,979	6,922,965
Kennedy-Wilson Holdings, Inc.	97,602	1,350,812
Maui Land & Pineapple, Inc. (a)	17,943	58,315
Preferred Apartment Communities, Inc. Class A	6,866	56,301
Stratus Properties, Inc. (a)	7,091	64,386
Tejon Ranch Co. (a)(d)	36,577	1,022,693
The St. Joe Co. (a)(d)	217,187	4,163,475
Thomas Properties Group, Inc.	93,474	519,715
Transcontinental Realty Investors, Inc. (a)	1,497	6,063
Zillow, Inc. (a)(d)	28,773	1,197,245
ZipRealty, Inc. (a)	28,991	64,940
		39,566,877
Thrifts & Mortgage Finance - 1.0%
ASB Bancorp, Inc.	13,663	198,114
Astoria Financial Corp.	205,339	2,067,764
Bank Mutual Corp.	123,703	539,345
BankFinancial Corp.	56,765	436,523
BBX Capital Corp. (a)(d)	46,761	292,256
Beacon Federal Bancorp, Inc.	14,546	289,756
Beneficial Mutual Bancorp, Inc. (a)	107,032	942,952
Berkshire Hills Bancorp, Inc.	50,973	1,134,149
BofI Holding, Inc. (a)	27,494	647,484
Brookline Bancorp, Inc., Delaware	180,966	1,536,401
Camco Financial Corp. (a)	7,852	16,882
Cape Bancorp, Inc. (a)	25,193	230,516
Capitol Federal Financial, Inc.	435,831	5,173,314
Central Bancorp, Inc.	538	16,850
CFS Bancorp, Inc.	12,402	70,071
Charter Financial Corp., Georgia	2,588	24,482
Cheviot Financial Corp.	44	397
Chicopee Bancorp, Inc. (a)	13,096	194,738
Citizens South Banking Corp., Delaware	18,222	127,372
Clifton Savings Bancorp, Inc.	25,210	246,050
Dime Community Bancshares, Inc.	89,159	1,246,443
Doral Financial Corp. (a)	295,629	319,279
Elmira Savings Bank	161	3,136
ESB Financial Corp. (d)	31,148	427,662
ESSA Bancorp, Inc.	32,482	329,367
EverBank Financial Corp.	42,117	499,929
Farmer Mac Class C (non-vtg.)	21,618	535,262
First Clover Leaf Financial Corp.	10,566	67,622
First Defiance Financial Corp.	23,633	393,253
First Federal Bancshares of Arkansas, Inc. (a)(d)	4,711	46,026
First Financial Holdings, Inc.	36,582	467,518
First Financial Northwest, Inc. (a)	34,706	263,766
First PacTrust Bancorp, Inc.	20,005	241,260
Flagstar Bancorp, Inc. (a)	500,000	471,750
Flushing Financial Corp.	72,793	1,109,365
Fox Chase Bancorp, Inc.	32,985	498,074
Franklin Financial Corp./VA (a)	27,950	465,368
Hampden Bancorp, Inc.	5,136	64,714
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Heritage Financial Group, Inc.	7,732	$ 104,846
HF Financial Corp.	632	7,843
HMN Financial, Inc. (a)	2,852	7,472
Home Bancorp, Inc. (a)	15,826	269,042
Home Federal Bancorp, Inc.	37,371	396,880
HomeStreet, Inc.	4,408	156,220
HopFed Bancorp, Inc.	11,426	88,323
IF Bancorp, Inc. (a)	11,597	149,601
Impac Mortgage Holdings, Inc. (a)(d)	20,302	137,039
Indiana Community Bancorp	10,158	251,817
Kaiser Federal Financial Group, Inc.	22,747	347,574
Kearny Financial Corp.	52,612	508,758
Meridian Interstate Bancorp, Inc. (a)	24,640	367,136
Meta Financial Group, Inc.	9,879	224,056
MGIC Investment Corp. (a)(d)	448,051	528,700
MutualFirst Financial, Inc.	7,773	85,658
NASB Financial, Inc. (a)(d)	3,724	73,549
Nationstar Mortgage Holdings, Inc. (d)	39,751	1,078,047
New England Bancshares, Inc.	10,376	138,935
New Hampshire Thrift Bancshare	2,906	37,081
New York Community Bancorp, Inc. (d)	997,188	13,222,713
Northeast Community Bancorp, Inc.	8,762	44,949
Northfield Bancorp, Inc.	61,715	925,725
Northwest Bancshares, Inc.	211,159	2,550,801
Ocean Shore Holding Co.	5,120	67,533
OceanFirst Financial Corp.	36,227	510,801
Ocwen Financial Corp. (a)	269,465	6,933,334
Oneida Financial Corp.	2,810	29,646
Oritani Financial Corp.	106,486	1,557,890
Peoples Federal Bancshares, Inc.	9,219	153,865
Poage Bankshares, Inc.	6,654	83,840
Provident Financial Holdings, Inc.	21,034	277,438
Provident Financial Services, Inc.	125,938	1,944,483
Provident New York Bancorp	105,447	904,735
Pulaski Financial Corp. (d)	11,679	91,680
PVF Capital Corp. (a)	17,344	36,076
Radian Group, Inc. (d)	311,139	1,045,427
Riverview Bancorp, Inc. (a)	20,156	25,195
Rockville Financial, Inc.	39,950	479,001
Roma Financial Corp.	25,270	237,538
Security National Financial Corp. Class A	1,488	6,264
SI Financial Group, Inc.	9,136	105,521
Southern Missouri Bancorp, Inc.	376	8,648
Teche Holding Co.	462	18,110
Territorial Bancorp, Inc.	28,348	653,705
TF Financial Corp.	1,866	42,862
TFS Financial Corp. (a)(d)	268,274	2,371,542
Timberland Bancorp, Inc. (a)	12,774	74,217
Tree.com, Inc. (a)	19,805	301,432
Trustco Bank Corp., New York	220,181	1,228,610

	Shares	Value
United Community Financial Corp., Ohio (a)	32,608	$ 94,889
United Financial Bancorp, Inc.	39,515	563,879
ViewPoint Financial Group	70,124	1,292,385
Walker & Dunlop, Inc. (a)	29,538	390,492
Washington Federal, Inc.	287,542	4,629,426
Waterstone Financial, Inc. (a)	7,726	37,471
Westfield Financial, Inc.	94,628	685,107
Wolverine Bancorp, Inc. (a)	7,456	129,585
WSFS Financial Corp.	23,324	946,255
		71,296,857
TOTAL FINANCIALS		1,514,919,994
HEALTH CARE - 10.7%
Biotechnology - 3.3%
Aastrom Biosciences, Inc. (a)(d)	91,835	153,364
Acadia Pharmaceuticals, Inc. (a)(d)	129,491	230,494
Achillion Pharmaceuticals, Inc. (a)(d)	105,385	740,857
Acorda Therapeutics, Inc. (a)	110,294	2,520,218
ADVENTRX Pharmaceuticals, Inc. (a)(d)	111,483	78,005
Aegerion Pharmaceuticals, Inc. (a)	36,336	505,797
Affymax, Inc. (a)(d)	78,545	1,389,461
Agenus, Inc. (a)	39,248	180,148
Alkermes PLC (a)(d)	216,805	3,978,372
Allos Therapeutics, Inc. (a)	344,107	622,834
Alnylam Pharmaceuticals, Inc. (a)(d)	97,437	1,782,123
AMAG Pharmaceuticals, Inc. (a)(d)	57,756	854,211
Amicus Therapeutics, Inc. (a)(d)	43,099	211,185
Anacor Pharmaceuticals, Inc. (a)	27,881	171,468
Anthera Pharmaceuticals, Inc. (a)(d)	123,150	110,835
ARCA biopharma, Inc. (a)(d)	20,234	7,082
Arena Pharmaceuticals, Inc. (a)(d)	459,516	4,154,025
ARIAD Pharmaceuticals, Inc. (a)(d)	390,457	8,027,796
ArQule, Inc. (a)(d)	132,859	696,181
Array Biopharma, Inc. (a)	176,201	976,154
Arrowhead Research Corp. (a)(d)	16,316	43,727
AspenBio Pharma, Inc. (a)	1,992	2,948
Astex Pharmaceuticals, Inc. (a)	207,009	585,835
Athersys, Inc. (a)	14,873	22,458
AVEO Pharmaceuticals, Inc. (a)(d)	96,533	925,751
BioCryst Pharmaceuticals, Inc. (a)	81,419	355,801
BioMarin Pharmaceutical, Inc. (a)(d)	270,779	10,110,888
BioMimetic Therapeutics, Inc. (a)(d)	45,475	174,624
Biospecifics Technologies Corp. (a)(d)	11,833	222,224
BioTime, Inc. (a)(d)	68,237	276,360
Cardium Therapeutics, Inc. (a)(d)	106,276	24,656
Catalyst Pharmaceutical Partners, Inc. (a)(d)	16,419	24,629
Cel-Sci Corp. (a)(d)	503,397	161,137
Cell Therapeutics, Inc. (a)(d)	642,646	279,551
Celldex Therapeutics, Inc. (a)(d)	117,997	665,503
Celsion Corp. (a)(d)	80,797	363,587
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Cepheid, Inc. (a)(d)	152,339	$ 5,749,274
Chelsea Therapeutics International Ltd. (a)(d)	149,074	156,528
ChemoCentryx, Inc. (d)	8,614	90,447
Cleveland Biolabs, Inc. (a)(d)	63,757	105,199
Clovis Oncology, Inc. (d)	36,413	636,863
Codexis, Inc. (a)(d)	66,590	151,159
Coronado Biosciences, Inc. (a)(d)	46,043	283,164
Cubist Pharmaceuticals, Inc. (a)(d)	137,924	6,372,089
Cubist Pharmaceuticals, Inc. rights (a)	105,448	1
Curis, Inc. (a)(d)	148,476	653,294
Cyclacel Pharmaceuticals, Inc. (a)	10,148	33,793
Cytokinetics, Inc.	96,287	73,082
Cytori Therapeutics, Inc. (a)(d)	157,438	495,930
CytRx Corp. (a)(d)	53,802	210,366
DARA BioSciences, Inc. (a)(d)	22,334	18,091
Dendreon Corp. (a)(d)	353,297	1,586,304
Discovery Laboratories, Inc. (a)(d)	83,205	267,920
DUSA Pharmaceuticals, Inc. (a)	49,844	266,665
Dyax Corp. (a)(d)	235,415	532,038
Dynavax Technologies Corp. (a)(d)	389,015	1,521,049
Emergent BioSolutions, Inc. (a)	49,241	725,320
EntreMed, Inc. (a)	37,512	64,896
Enzon Pharmaceuticals, Inc. (a)(d)	134,828	911,437
Exact Sciences Corp. (a)	115,060	1,142,546
Exelixis, Inc. (a)(d)	418,823	1,855,386
Forticell Bioscience, Inc. (a)	2	0
Galectin Therapeutics, Inc. (a)(d)	5,313	11,476
Galena Biopharma, Inc. (a)(d)	126,169	222,057
Genomic Health, Inc. (a)(d)	45,242	1,559,039
GenVec, Inc. (a)	22,127	32,305
Geron Corp. (a)(d)	273,415	754,625
GTx, Inc. (a)	60,735	223,505
Halozyme Therapeutics, Inc. (a)(d)	210,823	1,222,773
Hemispherx Biopharma, Inc. (a)	257,396	163,730
iBio, Inc. (a)(d)	102,306	110,490
Idenix Pharmaceuticals, Inc. (a)(d)	234,936	1,327,388
Idera Pharmaceuticals, Inc. (a)	48,311	45,895
ImmunoCellular Therapeutics Ltd. (a)(d)	113,447	292,693
ImmunoGen, Inc. (a)(d)	222,354	3,199,674
Immunomedics, Inc. (a)(d)	140,629	473,920
Incyte Corp. (a)(d)	254,646	5,095,466
Infinity Pharmaceuticals, Inc. (a)(d)	59,784	1,085,677
Inovio Pharmaceuticals, Inc. (a)(d)	218,287	119,403
Insmed, Inc. (a)(d)	39,190	126,976
InterMune, Inc. (a)(d)	145,978	1,075,858
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	164,698	2,063,666
Isis Pharmaceuticals, Inc. (a)(d)	211,106	2,873,153
IsoRay, Inc. (a)(d)	76,668	61,994
Keryx Biopharmaceuticals, Inc. (a)(d)	148,643	303,232

	Shares	Value
Lexicon Pharmaceuticals, Inc. (a)(d)	558,858	$ 1,251,842
Ligand Pharmaceuticals, Inc.:
Class B (a)	43,415	750,645
General CVR	26,087	470
Glucagon CVR (a)	26,087	404
rights (a)	26,087	496
TR Beta CVR (a)	26,087	287
MannKind Corp. (a)(d)	315,890	852,903
Maxygen, Inc.	88,637	544,231
Medgenics, Inc. (a)(d)	12,815	156,984
MediciNova, Inc. (a)(d)	37,660	69,294
Medivation, Inc. (a)(d)	89,099	9,342,921
Merrimack Pharmaceuticals, Inc. (d)	38,283	304,733
Metabolix, Inc. (a)(d)	85,270	142,401
Momenta Pharmaceuticals, Inc. (a)(d)	96,246	1,358,031
Myrexis, Inc. (a)	78,861	197,941
Myriad Genetics, Inc. (a)	213,646	5,339,014
Nabi Biopharmaceuticals (a)	125,947	201,515
Nanosphere, Inc. (a)	90,356	297,271
Neuralstem, Inc. (a)(d)	84,954	53,521
Neurocrine Biosciences, Inc. (a)	145,022	1,070,262
NewLink Genetics Corp. (d)	15,291	213,462
Novavax, Inc. (a)(d)	209,556	427,494
NPS Pharmaceuticals, Inc. (a)(d)	187,930	1,432,027
OncoGenex Pharmaceuticals, Inc. (a)(d)	29,511	404,006
Oncothyreon, Inc. (a)(d)	122,634	648,734
Onyx Pharmaceuticals, Inc. (a)	149,266	10,735,211
Opexa Therapeutics, Inc. (a)	33,277	24,958
Opko Health, Inc. (a)(d)	342,921	1,522,569
OREXIGEN Therapeutics, Inc. (a)(d)	75,349	336,810
Osiris Therapeutics, Inc. (a)(d)	39,420	356,751
OXiGENE, Inc. (a)(d)	2,854	1,627
Oxygen Biotherapeutics, Inc. (a)(d)	46,598	41,006
PDL BioPharma, Inc. (d)	287,952	2,119,327
Peregrine Pharmaceuticals, Inc. (a)(d)	194,649	494,408
Pharmacyclics, Inc. (a)(d)	130,072	8,704,418
PharmAthene, Inc. (a)(d)	77,388	95,961
Progenics Pharmaceuticals, Inc. (a)(d)	107,490	438,559
Raptor Pharmaceutical Corp. (a)(d)	79,946	397,332
Regeneron Pharmaceuticals, Inc. (a)(d)	171,000	25,316,550
Repligen Corp. (a)	65,974	375,392
Rexahn Pharmaceuticals, Inc. (a)(d)	117,188	55,207
Rigel Pharmaceuticals, Inc. (a)(d)	245,712	2,290,036
Sangamo Biosciences, Inc. (a)(d)	106,420	571,475
Sarepta Therapeutics, Inc. (a)(d)	62,889	994,904
Savient Pharmaceuticals, Inc. (a)(d)	371,148	489,915
Seattle Genetics, Inc. (a)(d)	228,263	6,058,100
SIGA Technologies, Inc. (a)(d)	109,876	325,233
Spectrum Pharmaceuticals, Inc. (a)(d)	123,410	1,475,984
StemCells, Inc. (a)(d)	72,956	158,315
Sunesis Pharmaceuticals, Inc. (a)(d)	78,760	249,669
Synageva BioPharma Corp. (a)	21,484	1,073,341
Synergy Pharmaceuticals, Inc. (a)(d)	84,712	419,324
Synta Pharmaceuticals Corp. (a)	83,205	546,657
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Synthetic Biologics, Inc. (a)(d)	51,943	$ 104,405
Targacept, Inc. (a)	150,431	676,940
Telik, Inc. (a)	3,787	6,173
Tengion, Inc. (a)	12,416	23,218
TESARO, Inc.	5,713	70,727
Theravance, Inc. (a)(d)	187,197	4,992,544
Threshold Pharmaceuticals, Inc. (a)(d)	178,150	1,569,502
Tranzyme, Inc. (a)	27,277	115,109
Trius Therapeutics, Inc. (a)(d)	76,208	422,954
Trovagene, Inc. (a)	26,256	56,713
United Therapeutics Corp. (a)(d)	128,305	6,943,867
Vanda Pharmaceuticals, Inc. (a)(d)	115,941	508,981
Verastem, Inc. (d)	4,002	34,497
Vertex Pharmaceuticals, Inc. (a)	499,024	26,612,950
Vical, Inc. (a)(d)	181,350	658,301
XOMA Corp. (a)(d)	70,792	245,648
Zalicus, Inc. (a)(d)	139,798	206,901
ZIOPHARM Oncology, Inc. (a)(d)	196,259	975,407
		222,932,890
Health Care Equipment & Supplies - 2.4%
Abaxis, Inc. (a)(d)	51,787	1,940,459
Abiomed, Inc. (a)(d)	100,014	2,233,313
Accuray, Inc. (a)(d)	145,252	890,395
Alere, Inc. (a)	189,216	3,553,476
Align Technology, Inc. (a)(d)	143,688	4,878,208
Allied Healthcare Products, Inc. (a)	4,954	12,979
Alphatec Holdings, Inc. (a)(d)	223,255	370,603
Analogic Corp.	26,724	1,857,585
Angiodynamics, Inc. (a)(d)	61,177	699,865
Anika Therapeutics, Inc. (a)	35,451	503,759
Antares Pharma, Inc. (a)(d)	291,705	1,131,815
ArthroCare Corp. (a)	57,416	1,698,365
Atricure, Inc. (a)	23,297	162,613
Atrion Corp.	3,467	752,894
Bacterin International Holdings, Inc. (a)(d)	41,452	69,225
BioLase Technology, Inc. (d)	75,408	127,440
Bovie Medical Corp. (a)	27,980	75,546
BSD Medical Corp. (a)(d)	95,648	165,471
Cantel Medical Corp.	49,563	1,276,743
Cardica, Inc. (a)	38,892	66,116
Cardiovascular Systems, Inc. (a)(d)	30,872	287,727
Cerus Corp. (a)(d)	105,314	335,952
Chembio Diagnostics, Inc. (a)	4,082	18,369
Conceptus, Inc. (a)(d)	54,532	1,036,653
CONMED Corp.	63,622	1,719,066
Cryolife, Inc.	77,981	421,097
Cutera, Inc. (a)	35,495	256,274
Cyberonics, Inc. (a)(d)	69,680	3,479,122
Cynosure, Inc. Class A (a)	19,062	495,612
Daxor Corp.	5,176	45,549

	Shares	Value
Delcath Systems, Inc. (a)(d)	109,078	$ 215,974
Derma Sciences, Inc. (a)	24,519	232,440
DexCom, Inc. (a)(d)	141,851	1,886,618
Digirad Corp. (a)	23,301	46,136
Dynatronics Corp. (a)	17,122	8,390
DynaVox, Inc. Class A (a)	35,547	31,143
Endologix, Inc. (a)(d)	112,522	1,346,888
EnteroMedics, Inc. (a)(d)	71,659	263,705
ERBA Diagnostics, Inc. (a)	7,111	3,058
Escalon Medical Corp. (a)	3,512	2,002
Exactech, Inc. (a)(d)	19,203	309,936
Fonar Corp. (a)	5,489	18,004
Genmark Diagnostics, Inc. (a)	60,643	456,642
Globus Medical, Inc.	19,520	310,758
Greatbatch, Inc. (a)(d)	50,412	1,167,038
Haemonetics Corp. (a)	65,584	4,831,573
Hansen Medical, Inc. (a)(d)	150,643	221,445
Hill-Rom Holdings, Inc.	143,188	3,970,603
Hologic, Inc. (a)	617,315	12,117,893
ICU Medical, Inc. (a)(d)	29,363	1,629,647
IDEXX Laboratories, Inc. (a)(d)	127,786	12,147,337
Insulet Corp. (a)(d)	104,311	2,187,402
Integra LifeSciences Holdings Corp. (a)	43,170	1,698,308
Invacare Corp.	71,642	984,361
Iridex Corp. (a)	9,439	31,715
IRIS International, Inc. (a)	45,897	582,892
Kewaunee Scientific Corp.	5,250	59,588
Kips Bay Medical, Inc. (a)	9,803	13,234
LeMaitre Vascular, Inc.	17,157	104,143
Mako Surgical Corp. (a)(d)	98,563	1,624,318
Masimo Corp. (a)(d)	148,292	3,274,287
Medical Action Industries, Inc. (a)	32,086	118,397
MELA Sciences, Inc. (a)(d)	127,887	432,258
Meridian Bioscience, Inc.	116,715	2,063,521
Merit Medical Systems, Inc. (a)	88,449	1,260,398
Misonix, Inc. (a)	144	500
Natus Medical, Inc. (a)	61,534	720,563
Navidea Biopharmaceuticals, Inc. (a)(d)	218,447	795,147
Neogen Corp. (a)(d)	52,582	2,052,801
NeuroMetrix, Inc. (a)	4,110	2,836
NuVasive, Inc. (a)	97,445	2,054,141
NxStage Medical, Inc. (a)(d)	140,487	1,791,209
OraSure Technologies, Inc. (a)(d)	127,609	1,239,083
Orthofix International NV (a)	56,449	2,388,922
Palomar Medical Technologies, Inc. (a)	45,060	394,275
PhotoMedex, Inc. (d)	19,250	252,368
Quidel Corp. (a)(d)	64,176	1,042,218
ResMed, Inc. (d)	342,538	12,869,153
Retractable Technologies, Inc. (a)	5,601	6,665
Rochester Medical Corp. (a)	22,381	246,639
Rockwell Medical Technologies, Inc. (a)(d)	39,941	318,729
RTI Biologics, Inc. (a)	112,823	430,984
Sirona Dental Systems, Inc. (a)	126,754	6,735,708
Solta Medical, Inc. (a)	115,233	351,461
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Staar Surgical Co. (a)	69,588	$ 455,801
Stereotaxis, Inc. (a)(d)	11,645	18,748
Steris Corp.	135,052	4,624,180
SurModics, Inc. (a)	32,266	601,438
Symmetry Medical, Inc. (a)	82,980	772,544
Synergetics USA, Inc. (a)	65,159	333,614
Teleflex, Inc.	90,505	5,976,045
The Cooper Companies, Inc.	112,952	9,471,025
The Spectranetics Corp. (a)	69,914	848,756
Theragenics Corp. (a)	80,225	137,987
ThermoGenesis Corp. (a)	36,219	41,290
Thoratec Corp. (a)	131,745	4,464,838
TranS1, Inc. (a)	31,931	84,298
Unilife Corp. (a)(d)	250,905	750,206
Urologix, Inc. (a)(d)	5,053	3,957
Uroplasty, Inc. (a)	38,436	152,975
Utah Medical Products, Inc.	5,647	190,925
Vascular Solutions, Inc. (a)	32,880	431,057
Vermillion, Inc. (a)(d)	26,315	45,262
Vision Sciences, Inc. (a)	22,011	28,834
Volcano Corp. (a)(d)	115,171	3,257,036
West Pharmaceutical Services, Inc.	75,452	3,572,652
Wright Medical Group, Inc. (a)(d)	84,676	1,752,793
Young Innovations, Inc.	13,402	499,493
Zeltiq Aesthetics, Inc. (d)	39,478	209,233
		158,632,732
Health Care Providers & Services - 2.6%
Acadia Healthcare Co., Inc. (a)	49,773	954,646
Accretive Health, Inc. (a)(d)	115,243	1,370,239
Adcare Health Systems, Inc.	10,388	47,681
Addus HomeCare Corp. (a)	22,321	108,257
Advocat, Inc.	12,213	77,430
Air Methods Corp. (a)(d)	25,622	2,985,988
Alliance Healthcare Services, Inc. (a)	113,811	154,783
Almost Family, Inc. (a)	17,026	375,934
Amedisys, Inc. (a)(d)	76,646	1,079,176
American CareSource Holdings, Inc.	6,161	3,204
American Shared Hospital Services (a)	115	340
AMERIGROUP Corp. (a)(d)	111,230	10,113,032
AMN Healthcare Services, Inc. (a)(d)	100,708	845,947
AmSurg Corp. (a)(d)	69,905	2,055,906
Assisted Living Concepts, Inc. Class A	44,685	348,096
Bio-Reference Laboratories, Inc. (a)(d)	52,750	1,377,830
BioScrip, Inc. (a)(d)	121,324	1,031,254
Birner Dental Management Services, Inc.	483	8,549
Brookdale Senior Living, Inc. (a)	221,437	4,811,826
Capital Senior Living Corp. (a)(d)	48,537	583,900
CardioNet, Inc. (a)	56,333	127,876
Centene Corp. (a)(d)	119,698	4,860,936
Chemed Corp.	53,951	3,562,385
Chindex International, Inc. (a)(d)	33,922	355,163

	Shares	Value
Community Health Systems, Inc. (a)	232,860	$ 6,296,534
Corvel Corp. (a)	14,612	640,006
Cross Country Healthcare, Inc. (a)	74,123	300,198
Emeritus Corp. (a)(d)	73,472	1,470,909
ExamWorks Group, Inc. (a)	75,796	954,272
Five Star Quality Care, Inc. (a)	94,878	448,773
Future Healthcare of America	15,525	0
Gentiva Health Services, Inc. (a)	70,931	778,822
Hanger, Inc. (a)	82,506	2,360,497
HCA Holdings, Inc.	411,633	11,752,122
Health Management Associates, Inc. Class A (a)(d)	569,786	4,364,561
Health Net, Inc. (a)	199,897	4,647,605
HealthSouth Corp. (a)(d)	214,678	4,916,126
Healthways, Inc. (a)	74,779	783,684
Henry Schein, Inc. (a)(d)	216,083	16,597,335
HMS Holdings Corp. (a)(d)	197,017	6,789,206
Hooper Holmes, Inc. (a)	128,551	79,702
InfuSystems Holdings, Inc. (a)	5,400	9,882
Integramed America, Inc. (a)(d)	14,421	202,182
IPC The Hospitalist Co., Inc. (a)	40,062	1,770,340
Kindred Healthcare, Inc. (a)(d)	123,250	1,375,470
Landauer, Inc.	21,955	1,287,441
LCA-Vision, Inc. (a)	49,197	211,055
LHC Group, Inc. (a)	40,565	705,831
LifePoint Hospitals, Inc. (a)	117,633	4,754,726
Magellan Health Services, Inc. (a)	73,679	3,655,215
Medcath Corp. (a)	32,640	260,141
MEDNAX, Inc. (a)(d)	115,837	8,025,187
Metropolitan Health Networks, Inc. (a)(d)	88,677	712,963
Molina Healthcare, Inc. (a)	67,370	1,633,049
MWI Veterinary Supply, Inc. (a)(d)	26,997	2,721,838
National Healthcare Corp. (d)	33,268	1,486,747
National Research Corp.	7,753	385,789
NeoStem, Inc. (a)(d)	194,863	119,977
Omnicare, Inc.	258,094	8,357,084
Owens & Minor, Inc.	155,625	4,355,944
PDI, Inc. (a)	19,284	133,831
PharMerica Corp. (a)	64,907	817,828
Providence Service Corp. (a)	27,523	314,037
PSS World Medical, Inc. (a)(d)	126,295	2,726,709
Psychemedics Corp.	15,744	184,520
RadNet, Inc. (a)	74,982	209,950
Select Medical Holdings Corp. (a)(d)	122,570	1,268,600
Sharps Compliance Corp. (a)(d)	29,684	85,787
Skilled Healthcare Group, Inc. (a)(d)	74,963	428,788
Sun Healthcare Group, Inc. (a)	50,315	425,162
SunLink Health Systems, Inc. (a)	19,190	22,644
Sunrise Senior Living, Inc. (a)(d)	161,045	2,315,827
Team Health Holdings, Inc. (a)	86,158	2,459,811
The Ensign Group, Inc.	35,028	1,031,224
Triple-S Management Corp. (a)	46,216	944,655
U.S. Physical Therapy, Inc.	23,352	606,451
Universal American Spin Corp. (a)	105,308	953,037
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Universal Health Services, Inc. Class B	209,254	$ 8,359,697
Vanguard Health Systems, Inc. (a)	106,734	1,040,657
VCA Antech, Inc. (a)(d)	195,596	3,782,827
Wellcare Health Plans, Inc. (a)	99,709	5,652,503
Wizzard Software Corp. (a)(d)	15,525	76,849
		176,292,985
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)	463,598	4,867,779
Arrhythmia Research Technology, Inc.	9,913	21,908
athenahealth, Inc. (a)	81,109	7,167,602
Authentidate Holding Corp. (a)	33,216	40,191
Computer Programs & Systems, Inc.	32,130	1,624,172
Epocrates, Inc. (a)(d)	34,986	312,075
Greenway Medical Technologies (d)	20,820	313,549
HealthStream, Inc. (a)(d)	61,619	1,751,212
iCAD, Inc. (a)	22,614	49,072
MedAssets, Inc. (a)(d)	128,301	2,190,098
Medidata Solutions, Inc. (a)	70,151	2,460,897
Mediware Information Systems, Inc. (a)	10,347	151,894
Merge Healthcare, Inc. (a)(d)	215,070	679,621
Omnicell, Inc. (a)	104,307	1,497,849
Quality Systems, Inc.	78,797	1,392,343
Simulations Plus, Inc.	26,420	117,833
Streamline Health Solutions, Inc. (a)	3,511	15,168
Vocera Communications, Inc.	9,441	265,859
		24,919,122
Life Sciences Tools & Services - 0.9%
Acceler8 Technology Corp. (a)(d)	42,778	127,478
Affymetrix, Inc. (a)(d)	138,802	528,836
Albany Molecular Research, Inc. (a)	52,930	176,257
Apricus Biosciences, Inc. (a)(d)	65,877	189,067
BG Medicine, Inc. (a)	19,157	76,053
Bio-Rad Laboratories, Inc. Class A (a)	47,961	4,814,325
Bioanalytical Systems, Inc. (a)(d)	4,772	5,965
BioClinica, Inc. (a)	2,110	11,099
Bruker BioSciences Corp. (a)	204,933	2,481,739
Cambrex Corp. (a)	55,696	678,377
Charles River Laboratories International, Inc. (a)	115,000	4,176,800
Combimatrix Corp. (a)	2,030	1,219
Complete Genomics, Inc. (a)(d)	81,061	246,425
Covance, Inc. (a)	145,451	6,951,103
Enzo Biochem, Inc. (a)	71,931	135,230
Fluidigm Corp. (a)	49,302	771,083
Furiex Pharmaceuticals, Inc. (a)	30,575	564,109
Harvard Bioscience, Inc. (a)	57,605	220,627
Illumina, Inc. (a)(d)	292,971	12,328,220
Luminex Corp. (a)(d)	115,050	2,225,067
Mettler-Toledo International, Inc. (a)(d)	77,223	12,750,290
Pacific Biosciences of California, Inc. (a)	117,048	230,585
PAREXEL International Corp. (a)	126,901	3,653,480

	Shares	Value
pSivida Corp. (a)(d)	55,999	$ 98,558
PURE Bioscience, Inc. (a)(d)	11,760	33,046
Response Genetics, Inc. (a)	8,201	6,397
Sequenom, Inc. (a)(d)	327,816	1,203,085
Strategic Diagnostics, Inc. (a)	32,256	44,191
Techne Corp.	89,351	6,126,798
Virtualscopics, Inc. (a)(d)	21,674	19,940
		60,875,449
Pharmaceuticals - 1.1%
AcelRx Pharmaceuticals, Inc. (a)	17,972	52,119
Acura Pharmaceuticals, Inc. (a)	28,281	46,098
Akorn, Inc. (a)(d)	193,389	2,676,504
Alexza Pharmaceuticals, Inc. (a)(d)	10,177	48,951
Alimera Sciences, Inc. (a)(d)	16,534	39,682
Ampio Pharmaceuticals, Inc. (a)(d)	71,327	205,422
Auxilium Pharmaceuticals, Inc. (a)	113,519	2,644,993
AVANIR Pharmaceuticals Class A (a)(d)	288,916	959,201
Biodel, Inc. (a)	20,123	59,765
Biodelivery Sciences International, Inc. (a)	50,916	251,016
BioSante Pharmaceuticals, Inc. (a)(d)	37,290	55,189
Cadence Pharmaceuticals, Inc. (a)(d)	134,049	528,153
Cempra, Inc.	14,617	120,006
Columbia Laboratories, Inc. (a)(d)	152,776	163,470
Corcept Therapeutics, Inc. (a)(d)	163,339	472,050
Cornerstone Therapeutics, Inc. (a)	21,886	147,949
Cumberland Pharmaceuticals, Inc. (a)(d)	32,551	195,306
DepoMed, Inc. (a)(d)	128,941	682,098
Durect Corp. (a)	192,572	202,201
Echo Therapeutics, Inc. (a)	90,982	131,924
Endo Pharmaceuticals Holdings, Inc. (a)	269,816	8,585,545
Endocyte, Inc. (a)(d)	78,763	755,337
Heska Corp.	6,758	53,456
Hi-Tech Pharmacal Co., Inc. (a)(d)	29,611	1,056,817
Horizon Pharma, Inc. (a)(d)	23,401	103,900
Impax Laboratories, Inc. (a)	155,930	3,690,863
Jazz Pharmaceuticals PLC (a)(d)	77,380	3,521,564
KV Pharmaceutical Co. Class A (a)	192,403	21,164
Lannett Co., Inc. (a)(d)	38,740	189,439
MAP Pharmaceuticals, Inc. (a)	68,332	918,382
Medicis Pharmaceutical Corp. Class A	157,437	4,968,712
Nektar Therapeutics (a)(d)	260,993	2,239,320
NuPathe, Inc. (a)(d)	4,564	18,073
Obagi Medical Products, Inc. (a)	38,431	513,438
Oculus Innovative Sciences, Inc. (a)(d)	45,130	41,456
Omeros Corp. (a)	54,848	517,217
Optimer Pharmaceuticals, Inc. (a)(d)	90,105	1,354,278
Pacira Pharmaceuticals, Inc. (a)	39,865	723,948
Pain Therapeutics, Inc. (a)	81,649	324,963
Par Pharmaceutical Companies, Inc. (a)	96,623	4,811,825
Pernix Therapeutics Holdings, Inc. (a)	16,867	110,310
Pozen, Inc. (a)	51,346	334,262
Questcor Pharmaceuticals, Inc. (a)(d)	142,109	6,173,215
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Repros Therapeutics, Inc. (a)	33,329	$ 422,278
Sagent Pharmaceuticals, Inc. (a)(d)	30,621	442,780
Salix Pharmaceuticals Ltd. (a)	121,027	5,320,347
Santarus, Inc. (a)(d)	124,722	770,782
SciClone Pharmaceuticals, Inc. (a)(d)	109,407	536,094
Somaxon Pharmaceuticals, Inc. (a)(d)	72,498	21,749
Sucampo Pharmaceuticals, Inc. Class A (a)	12,523	59,735
Supernus Pharmaceuticals, Inc. (a)(d)	23,555	289,255
The Medicines Company (a)	122,790	3,154,475
Transcept Pharmaceuticals, Inc. (a)(d)	16,999	113,553
Ventrus Biosciences, Inc. (a)	45,264	171,098
ViroPharma, Inc. (a)(d)	162,915	4,333,539
VIVUS, Inc. (a)(d)	237,888	5,102,698
XenoPort, Inc. (a)(d)	95,933	894,096
Zogenix, Inc. (a)	90,840	215,291
		72,557,351
TOTAL HEALTH CARE		716,210,529
INDUSTRIALS - 14.1%
Aerospace & Defense - 1.4%
AAR Corp.	94,381	1,404,389
AeroVironment, Inc. (a)(d)	58,230	1,389,368
Alliant Techsystems, Inc.	88,425	4,331,941
American Science & Engineering, Inc.	23,785	1,414,494
API Technologies Corp. (a)(d)	67,799	208,821
Ascent Solar Technologies, Inc. (a)(d)	173,479	289,710
Astronics Corp. (a)	27,943	782,404
Astrotech Corp. (a)	39,511	48,994
BE Aerospace, Inc. (a)	216,113	8,700,709
Breeze Industrial Products Corp. (a)	10,964	79,489
Ceradyne, Inc.	52,881	1,255,924
CPI Aerostructures, Inc. (a)	13,911	172,496
Cubic Corp.	32,575	1,644,712
Curtiss-Wright Corp.	96,755	2,908,455
DigitalGlobe, Inc. (a)	82,199	1,707,273
Ducommun, Inc. (a)	21,976	322,608
EDAC Technologies Corp. (a)(d)	23,390	338,687
Engility Holdings, Inc. (a)	32,000	592,320
Esterline Technologies Corp. (a)	70,088	4,191,262
Exelis, Inc.	462,772	4,673,997
GenCorp, Inc. (non-vtg.) (a)(d)	136,287	1,244,300
GeoEye, Inc. (a)(d)	57,169	1,533,844
HEICO Corp. Class A	100,780	2,996,189
Hexcel Corp. (a)(d)	248,083	5,624,042
Huntington Ingalls Industries, Inc. (a)	102,936	4,124,646
Innovative Solutions & Support, Inc. (a)	13,417	51,790
KEYW Holding Corp. (a)(d)	53,473	602,106
Kratos Defense & Security Solutions, Inc. (a)(d)	125,424	599,527

	Shares	Value
LMI Aerospace, Inc. (a)	26,052	$ 507,232
Moog, Inc. Class A (a)(d)	89,815	3,289,923
National Presto Industries, Inc. (d)	11,507	836,789
Orbital Sciences Corp. (a)	153,534	2,118,769
SIFCO Industries, Inc.	1,004	18,915
Sparton Corp. (a)	27,651	276,510
Spirit AeroSystems Holdings, Inc. Class A (a)	289,178	7,188,965
Sypris Solutions, Inc.	19,374	131,937
Taser International, Inc. (a)(d)	148,024	791,928
Teledyne Technologies, Inc. (a)	81,863	5,280,982
TransDigm Group, Inc. (a)	109,852	15,227,684
Triumph Group, Inc.	92,499	5,497,216
		94,401,347
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	147,619	686,428
Atlas Air Worldwide Holdings, Inc. (a)(d)	60,112	3,095,768
Echo Global Logistics, Inc. (a)	37,459	663,399
Forward Air Corp.	65,552	2,203,858
Hub Group, Inc. Class A (a)(d)	80,969	2,437,167
Pacer International, Inc. (a)(d)	104,856	429,910
Park-Ohio Holdings Corp. (a)	19,844	426,844
Radiant Logistics, Inc. (a)	37,185	62,843
UTI Worldwide, Inc.	245,919	3,376,468
XPO Logistics, Inc. (a)(d)	34,354	509,470
		13,892,155
Airlines - 0.7%
Alaska Air Group, Inc. (a)	177,402	5,951,837
Allegiant Travel Co. (a)(d)	44,093	2,920,720
Delta Air Lines, Inc. (a)	1,948,781	16,856,956
Hawaiian Holdings, Inc. (a)	198,497	1,177,087
JetBlue Airways Corp. (a)(d)	542,876	2,660,092
Republic Airways Holdings, Inc. (a)	96,210	428,135
SkyWest, Inc.	123,532	1,083,376
Spirit Airlines, Inc. (a)(d)	47,195	922,662
United Continental Holdings, Inc. (a)(d)	771,339	14,231,205
US Airways Group, Inc. (a)(d)	361,753	3,856,287
		50,088,357
Building Products - 0.7%
A.O. Smith Corp.	97,665	5,343,252
AAON, Inc.	52,998	975,163
Ameresco, Inc. Class A (a)	37,825	454,278
American Woodmark Corp. (a)	19,231	372,312
Apogee Enterprises, Inc.	75,723	1,196,423
Armstrong World Industries, Inc.	50,078	2,201,930
Builders FirstSource, Inc. (a)(d)	106,568	474,228
Fortune Brands Home & Security, Inc. (a)	362,164	9,235,182
Gibraltar Industries, Inc. (a)	77,978	852,300
Griffon Corp.	118,467	1,145,576
Insteel Industries, Inc.	42,106	421,902
Lennox International, Inc.	121,219	5,759,115
NCI Building Systems, Inc. (a)(d)	41,117	442,008
Nortek, Inc. (a)	23,777	1,223,802
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Owens Corning (a)	275,085	$ 9,176,836
Patrick Industries, Inc. (a)	9,862	128,206
PGT, Inc. (a)(d)	39,408	126,106
Quanex Building Products Corp.	77,730	1,360,275
Simpson Manufacturing Co. Ltd.	86,766	2,206,459
Trex Co., Inc. (a)(d)	30,535	938,951
Universal Forest Products, Inc.	42,931	1,649,838
US Home Systems, Inc.	16,929	210,427
USG Corp. (a)(d)	158,276	3,254,155
		49,148,724
Commercial Services & Supplies - 1.6%
A.T. Cross Co. Class A (a)	14,209	140,811
ABM Industries, Inc.	92,738	1,875,162
ACCO Brands Corp. (d)	256,397	1,689,656
Acme United Corp.	1,357	14,723
Acorn Energy, Inc. (d)	65,930	542,604
American Reprographics Co. (a)	75,972	305,407
Amrep Corp. (a)	2,187	11,044
Asset Acceptance Capital Corp. (a)	28,119	183,055
Asta Funding, Inc.	25,295	240,808
Avalon Holdings Corp. Class A (a)	128	490
Casella Waste Systems, Inc. Class A (a)	70,696	340,048
CECO Environmental Corp.	12,938	122,652
Cenveo, Inc. (a)(d)	149,628	300,752
Clean Harbors, Inc. (a)	110,253	5,996,661
Command Security Corp. (a)	4,127	5,035
CompX International, Inc. Class A	729	9,003
Consolidated Graphics, Inc. (a)	28,556	765,015
Copart, Inc. (a)	283,802	7,580,351
Corrections Corp. of America	242,790	8,087,335
Courier Corp.	28,388	318,513
Covanta Holding Corp.	263,153	4,499,916
Deluxe Corp.	118,472	3,361,051
Ecology & Environment, Inc. Class A	5,634	67,777
Encore Capital Group, Inc. (a)	46,658	1,307,824
EnergySolutions, Inc. (a)(d)	182,988	448,321
EnerNOC, Inc. (a)(d)	58,407	576,477
Ennis, Inc.	62,398	910,387
Food Technology Service, Inc. (a)	11,431	69,158
Fuel Tech, Inc. (a)	80,407	396,407
G&K Services, Inc. Class A	41,966	1,316,473
Healthcare Services Group, Inc.	152,756	3,233,845
Heritage-Crystal Clean, Inc. (a)(d)	21,398	384,950
Herman Miller, Inc.	126,594	2,476,179
HNI Corp.	80,918	2,243,047
Hudson Technologies, Inc. (a)	28,458	102,733
Humitech International Group, Inc. (a)	75	0
Industrial Services of America, Inc. (a)	12,843	44,694
InnerWorkings, Inc. (a)(d)	95,061	1,145,485
Interface, Inc.	123,067	1,689,710
Intersections, Inc.	49,460	542,576

	Shares	Value
KAR Auction Services, Inc. (a)	72,717	$ 1,272,548
Kimball International, Inc. Class B	64,246	721,483
Knoll, Inc.	116,160	1,688,966
McGrath RentCorp.	56,348	1,418,843
Metalico, Inc. (a)(d)	92,179	212,012
Mine Safety Appliances Co.	77,156	2,690,430
Mobile Mini, Inc. (a)(d)	90,516	1,547,824
Multi-Color Corp.	31,465	641,886
NL Industries, Inc.	19,361	225,749
Performant Financial Corp.	28,168	305,623
Perma-Fix Environmental Services, Inc. (a)	121,671	115,587
Portfolio Recovery Associates, Inc. (a)(d)	39,446	3,958,406
Quad/Graphics, Inc. (d)	71,598	1,311,675
Rollins, Inc.	172,313	4,011,447
Schawk, Inc. Class A	27,510	359,281
Standard Parking Corp. (a)	32,024	739,434
Standard Register Co.	38,184	29,402
Steelcase, Inc. Class A	179,677	1,742,867
Swisher Hygiene, Inc. (Canada) (a)(d)	280,336	496,195
Sykes Enterprises, Inc. (a)	87,326	1,178,028
Team, Inc. (a)(d)	41,044	1,283,446
Tetra Tech, Inc. (a)(d)	145,040	3,762,338
The Brink's Co.	105,821	2,355,575
The Geo Group, Inc.	149,182	3,924,978
TMS International Corp. (a)	23,655	238,206
TRC Companies, Inc. (a)	38,382	267,139
Unifirst Corp. Massachusetts	36,491	2,317,543
United Stationers, Inc.	100,653	2,434,796
US Ecology, Inc.	55,220	1,038,136
Versar, Inc. (a)	11,390	34,740
Viad Corp.	45,147	924,159
Virco Manufacturing Co. (a)	4,818	7,468
Waste Connections, Inc.	280,462	8,119,375
		104,721,720
Construction & Engineering - 0.7%
AECOM Technology Corp. (a)	234,566	4,548,235
Aegion Corp. (a)(d)	104,477	2,039,391
Argan, Inc.	15,383	257,665
Comfort Systems USA, Inc.	92,893	958,656
Dycom Industries, Inc. (a)	99,803	1,449,140
EMCOR Group, Inc.	145,482	4,019,668
Furmanite Corp. (a)	78,211	381,670
Goldfield Corp.	34,381	75,294
Granite Construction, Inc.	73,710	2,032,185
Great Lakes Dredge & Dock Corp.	121,423	887,602
Integrated Electrical Services, Inc. (a)	10,323	30,763
KBR, Inc.	339,622	9,200,360
Layne Christensen Co. (a)	40,869	794,493
MasTec, Inc. (a)(d)	175,283	3,197,162
Michael Baker Corp. (a)	16,454	392,757
MYR Group, Inc. (a)	49,455	1,005,915
Northwest Pipe Co. (a)(d)	22,062	556,845
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Orion Marine Group, Inc. (a)	51,220	$ 390,296
Pike Electric Corp. (a)	35,720	317,908
Primoris Services Corp.	107,760	1,325,448
Shaw Group, Inc. (a)	155,000	6,522,400
Sterling Construction Co., Inc. (a)	38,185	370,013
Tutor Perini Corp. (a)	73,728	782,254
UniTek Global Services, Inc. (a)	33,766	116,830
URS Corp.	194,840	7,094,124
Willdan Group, Inc. (a)	13,349	16,152
		48,763,226
Electrical Equipment - 1.3%
A123 Systems, Inc. (a)(d)	245,524	63,517
Active Power, Inc. (a)(d)	238,312	181,117
Acuity Brands, Inc.	104,324	6,693,428
Allied Motion Technologies, Inc.	14,531	87,477
Altair Nanotechnologies, Inc. (a)(d)	144,426	108,320
American Superconductor Corp. (a)	110,038	412,643
AMETEK, Inc.	554,060	19,009,799
AZZ, Inc.	54,827	1,741,306
Babcock & Wilcox Co. (a)	281,465	6,943,742
Belden, Inc.	99,003	3,378,972
Brady Corp. Class A	110,764	3,110,253
Broadwind Energy, Inc. (a)	35,083	63,500
Capstone Turbine Corp. (a)(d)	666,220	665,354
Coleman Cable, Inc.	32,333	306,517
Digital Power Corp. (a)	4,959	6,695
Ecotality, Inc. (a)(d)	41,249	20,418
Encore Wire Corp.	50,532	1,431,066
EnerSys (a)(d)	130,936	4,877,366
Enphase Energy, Inc. (d)	16,438	81,532
Espey Manufacturing & Electronics Corp.	2,487	67,124
Franklin Electric Co., Inc.	58,175	3,154,830
FuelCell Energy, Inc. (a)(d)	326,527	323,262
Generac Holdings, Inc.	74,996	1,616,164
General Cable Corp. (a)(d)	121,987	3,304,628
Global Power Equipment Group, Inc.	37,928	739,596
GrafTech International Ltd. (a)(d)	333,761	3,127,341
Hubbell, Inc. Class B	126,572	10,229,549
II-VI, Inc. (a)(d)	116,902	2,174,377
Lime Energy Co. (a)(d)	31,271	23,141
LSI Industries, Inc.	51,035	332,748
MagneTek, Inc. (a)	6,645	85,056
Nexxus Lighting, Inc. (a)	32,997	4,290
Ocean Power Technologies, Inc. (a)(d)	24,836	69,292
Orion Energy Systems, Inc. (a)	65,072	96,307
Plug Power, Inc. (a)(d)	70,828	68,002
Polypore International, Inc. (a)(d)	92,189	2,988,767
Powell Industries, Inc. (a)(d)	28,189	1,068,927
PowerSecure International, Inc. (a)(d)	41,535	220,136
Preformed Line Products Co.	7,217	425,226
Regal-Beloit Corp.	92,031	6,263,630

	Shares	Value
Satcon Technology Corp. (a)(d)	29,240	$ 35,088
SL Industries, Inc. (a)	7,123	97,728
Thermon Group Holdings, Inc. (a)(d)	34,762	794,659
Ultralife Corp. (a)	43,594	129,474
Universal Security Instruments, Inc. (a)	4,000	17,160
Vicor Corp.	52,357	315,189
Westinghouse Solar, Inc. (a)	8,750	1,663
Zbb Energy Corp. (a)	44,500	15,486
		86,971,862
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	148,655	7,780,603
Raven Industries, Inc.	82,426	2,503,278
Seaboard Corp. (a)(d)	896	1,871,914
Standex International Corp.	30,898	1,379,287
		13,535,082
Machinery - 3.7%
Accuride Corp. (a)	109,296	548,666
Actuant Corp. Class A (d)	144,506	4,063,509
Adept Technology, Inc. (a)	2,678	11,382
AGCO Corp. (a)	219,194	9,225,875
Alamo Group, Inc.	22,876	665,463
Albany International Corp. Class A	58,800	1,241,856
Altra Holdings, Inc.	63,218	1,163,843
American Railcar Industries, Inc. (a)(d)	22,404	639,410
Ampco-Pittsburgh Corp.	25,813	435,207
Art's-Way Manufacturing Co., Inc.	9,831	66,949
Astec Industries, Inc. (a)(d)	56,072	1,644,592
Barnes Group, Inc.	103,929	2,459,999
Blount International, Inc. (a)(d)	108,737	1,400,533
Briggs & Stratton Corp. (d)	104,869	1,816,331
Cascade Corp.	25,406	1,246,672
Chart Industries, Inc. (a)(d)	70,003	4,886,209
Chicago Rivet & Machine Co.	772	14,205
CIRCOR International, Inc.	43,123	1,373,468
CLARCOR, Inc. (d)	109,396	5,266,323
Colfax Corp. (a)(d)	115,776	3,807,873
Columbus McKinnon Corp. (NY Shares) (a)(d)	62,931	932,637
Commercial Vehicle Group, Inc. (a)(d)	67,579	571,043
Crane Co.	115,266	4,378,955
Donaldson Co., Inc.	331,483	11,698,035
Douglas Dynamics, Inc.	51,117	716,660
Dynamic Materials Corp.	39,486	638,094
Eastern Co.	11,293	192,546
Energy Recovery, Inc. (a)(d)	100,626	253,578
EnPro Industries, Inc. (a)(d)	60,790	2,282,057
ESCO Technologies, Inc.	59,391	2,104,223
Federal Signal Corp. (a)	176,519	1,053,818
Flow International Corp. (a)(d)	102,629	338,676
FreightCar America, Inc.	47,091	843,871
Gardner Denver, Inc.	128,070	7,720,060
Gorman-Rupp Co.	40,313	1,110,220
Graco, Inc.	136,496	6,742,902
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Graham Corp.	27,199	$ 517,053
Greenbrier Companies, Inc. (a)(d)	51,073	738,005
Hardinge, Inc.	25,807	232,005
Harsco Corp.	178,657	3,642,816
Hurco Companies, Inc. (a)	14,365	297,212
IDEX Corp.	184,111	7,338,664
ITT Corp.	210,000	4,179,000
John Bean Technologies Corp.	58,324	930,851
Kadant, Inc. (a)	25,872	588,071
Kaydon Corp.	86,633	1,926,718
Kennametal, Inc.	183,562	6,762,424
Key Technology, Inc. (a)	12,346	120,127
L.B. Foster Co. Class A	22,446	721,639
Lincoln Electric Holdings, Inc.	192,945	7,958,981
Lindsay Corp.	26,366	1,723,282
Lydall, Inc. (a)	38,154	489,516
Manitex International, Inc. (a)	28,579	200,339
Manitowoc Co., Inc. (d)	333,099	4,290,315
Meritor, Inc. (a)	237,010	1,059,435
Met-Pro Corp.	50,167	457,523
MFRI, Inc. (a)	13,428	89,565
Middleby Corp. (a)(d)	48,323	5,564,393
Miller Industries, Inc.	29,446	451,702
Mueller Industries, Inc.	95,849	4,131,092
Mueller Water Products, Inc. Class A	356,173	1,364,143
NACCO Industries, Inc. Class A	11,186	1,190,190
Navistar International Corp. (a)	152,478	3,351,466
NN, Inc. (a)(d)	36,484	307,560
Nordson Corp.	145,604	8,562,971
Omega Flex, Inc. (a)	5,411	57,627
Oshkosh Truck Corp. (a)(d)	223,740	5,669,572
Pentair, Inc. (d)	230,522	9,797,185
PMFG, Inc. (a)	42,899	308,873
Proto Labs, Inc. (d)	9,961	313,373
RBC Bearings, Inc. (a)(d)	48,450	2,228,216
Rexnord Corp. (d)	52,614	791,841
Robbins & Myers, Inc.	94,399	5,646,948
Sauer-Danfoss, Inc.	30,572	1,165,710
SPX Corp.	113,565	7,256,804
Sun Hydraulics Corp.	43,492	1,006,840
Taylor Devices, Inc. (a)	3,820	33,387
Tecumseh Products Co. Class A (non-vtg.) (a)	42,740	226,095
Tennant Co.	40,266	1,689,159
Terex Corp. (a)(d)	253,245	5,589,117
The L.S. Starrett Co. Class A	14,574	184,798
Timken Co.	196,179	7,878,549
Titan International, Inc. (d)	92,449	1,930,335
Toro Co. (d)	154,434	5,744,945
TriMas Corp. (a)(d)	72,342	1,555,353
Trinity Industries, Inc.	183,868	5,210,819

	Shares	Value
Twin Disc, Inc. (d)	18,379	$ 340,195
Valmont Industries, Inc.	50,907	6,452,462
Wabash National Corp. (a)(d)	208,685	1,396,103
WABCO Holdings, Inc. (a)	148,226	8,703,831
Wabtec Corp.	109,551	8,560,315
Watts Water Technologies, Inc. Class A	66,267	2,428,686
Woodward, Inc.	134,832	4,709,682
WSI Industries, Inc.	5,668	40,016
		249,659,634
Marine - 0.2%
Baltic Trading Ltd.	60,265	185,616
Eagle Bulk Shipping, Inc. (a)(d)	42,249	120,832
Genco Shipping & Trading Ltd. (a)(d)	81,839	236,515
International Shipholding Corp.	22,466	376,979
Kirby Corp. (a)(d)	127,834	6,730,460
Matson, Inc.	93,131	2,113,142
Rand Logistics, Inc. (a)(d)	27,482	195,122
		9,958,666
Professional Services - 1.3%
Acacia Research Corp. - Acacia Technologies (a)	98,396	2,591,751
Advisory Board Co. (a)	89,552	3,969,840
Barrett Business Services, Inc.	16,947	429,437
CBIZ, Inc. (a)(d)	118,229	654,989
CDI Corp.	25,347	417,465
Corporate Executive Board Co.	75,753	3,527,060
CRA International, Inc. (a)	23,173	367,292
CTPartners Executive Search, Inc. (a)	10,063	37,434
DLH Holdings Corp. (a)	2,300	2,323
Dolan Co. (a)	73,005	259,168
Exponent, Inc. (a)(d)	30,002	1,561,904
Franklin Covey Co. (a)	30,881	319,618
FTI Consulting, Inc. (a)	106,450	2,768,765
GP Strategies Corp. (a)(d)	34,381	689,339
Heidrick & Struggles International, Inc.	40,267	496,089
Hill International, Inc. (a)	70,728	269,474
Hudson Global, Inc. (a)	67,394	312,708
Huron Consulting Group, Inc. (a)	49,843	1,608,434
ICF International, Inc. (a)	43,149	951,004
IHS, Inc. Class A (a)(d)	133,863	15,265,737
Innovaro, Inc. (a)(d)	10,333	5,270
Insperity, Inc.	58,666	1,434,384
Kelly Services, Inc. Class A (non-vtg.)	67,625	834,493
Kforce, Inc. (a)	104,013	1,219,032
Korn/Ferry International (a)(d)	109,026	1,559,072
Lightbridge Corp. (a)(d)	24,428	51,543
Luna Innovations, Inc. (a)	26,569	43,573
Manpower, Inc.	191,708	7,114,284
Mastech Holdings, Inc. (a)	2,512	13,314
MISTRAS Group, Inc. (a)	35,580	776,000
National Technical Systems, Inc. (a)	1,200	8,700
Navigant Consulting, Inc. (a)(d)	119,602	1,321,602
Nielsen Holdings B.V. (a)	182,704	5,123,020
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Odyssey Marine Exploration, Inc. (a)(d)	151,557	$ 550,152
On Assignment, Inc. (a)(d)	102,939	1,699,523
Pendrell Corp. (a)(d)	419,705	503,646
RCM Technologies, Inc. (a)	22,706	126,927
Resources Connection, Inc.	100,946	1,128,576
RPX Corp. (a)	50,277	590,252
Spherix, Inc. (a)	529	259
Towers Watson & Co.	133,204	7,235,641
TrueBlue, Inc. (a)	90,684	1,408,323
Verisk Analytics, Inc. (a)	319,119	15,483,654
VSE Corp.	9,167	212,766
WageWorks, Inc. (a)	14,083	240,256
		85,184,093
Road & Rail - 1.3%
AMERCO	13,891	1,292,558
Arkansas Best Corp.	60,483	555,234
Avis Budget Group, Inc. (a)(d)	261,009	4,285,768
Celadon Group, Inc.	66,150	1,092,137
Con-way, Inc.	125,359	3,799,631
Covenant Transport Group, Inc. Class A (a)	20,231	99,334
Dollar Thrifty Automotive Group, Inc. (a)(d)	72,155	6,289,030
Frozen Food Express Industries, Inc. (a)	33,709	79,890
Genesee & Wyoming, Inc. Class A (a)(d)	94,016	5,975,657
Heartland Express, Inc.	171,278	2,230,040
Hertz Global Holdings, Inc. (a)	567,186	8,042,697
J.B. Hunt Transport Services, Inc.	225,289	11,814,155
Kansas City Southern	265,837	20,557,175
Knight Transportation, Inc.	147,277	2,106,061
Landstar System, Inc.	116,498	5,506,860
Marten Transport Ltd.	61,356	1,082,320
Old Dominion Freight Lines, Inc. (a)(d)	122,822	5,499,969
P.A.M. Transportation Services, Inc.	12,026	111,120
Patriot Transportation Holding, Inc. (a)	15,144	388,444
Quality Distribution, Inc. (a)	56,949	554,114
RailAmerica, Inc. (a)	52,514	1,438,884
Roadrunner Transportation Systems, Inc. (a)	22,643	395,800
Saia, Inc. (a)	38,313	831,392
Swift Transporation Co. (a)	146,022	1,190,079
Universal Truckload Services, Inc.	18,107	256,757
USA Truck, Inc. (a)	17,441	64,706
Werner Enterprises, Inc.	106,019	2,358,923
YRC Worldwide, Inc. (a)(d)	32,458	181,440
Zipcar, Inc. (a)(d)	55,344	437,218
		88,517,393
Trading Companies & Distributors - 0.8%
Aceto Corp.	75,715	676,892
AeroCentury Corp. (a)	740	8,288
Air Lease Corp. Class A (a)(d)	173,320	3,573,858

	Shares	Value
Aircastle Ltd.	107,319	$ 1,225,583
Ampal-American Israel Corp. (a)	1,172	2,309
Applied Industrial Technologies, Inc.	80,244	3,264,326
Beacon Roofing Supply, Inc. (a)	100,332	2,823,342
BlueLinx Corp. (a)(d)	34,870	77,411
CAI International, Inc. (a)	32,496	645,696
DXP Enterprises, Inc. (a)	33,811	1,559,025
Edgen Group, Inc. Class A	33,241	246,981
Essex Rental Corp. (a)	27,827	102,960
GATX Corp.	101,809	4,190,458
H&E Equipment Services, Inc.	69,559	1,231,194
Houston Wire & Cable Co.	39,527	433,611
Interline Brands, Inc. (a)	78,135	1,989,317
Kaman Corp.	59,592	1,954,618
Lawson Products, Inc.	23,255	186,040
MRC Global, Inc. (d)	52,356	1,153,403
MSC Industrial Direct Co., Inc. Class A	98,557	6,830,000
Rush Enterprises, Inc. Class A (a)(d)	71,429	1,217,150
TAL International Group, Inc.	56,018	1,905,172
Textainer Group Holdings Ltd. (d)	56,757	2,004,657
Titan Machinery, Inc. (a)	43,138	994,331
Transcat, Inc. (a)	4,695	29,625
United Rentals, Inc. (a)(d)	185,129	5,981,518
Watsco, Inc. (d)	59,136	4,462,403
WESCO International, Inc. (a)(d)	94,294	5,448,307
Willis Lease Finance Corp. (a)	19,324	239,231
		54,457,706
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)	46,323	645,743
TOTAL INDUSTRIALS		949,945,708
INFORMATION TECHNOLOGY - 15.3%
Communications Equipment - 1.2%
Acme Packet, Inc. (a)(d)	146,106	2,789,164
ADTRAN, Inc. (d)	141,740	2,875,905
Alliance Fiber Optic Products, Inc. (a)	9,905	90,532
Ambient Corp. (a)(d)	4,086	21,452
American Electric Technologies, Inc. (a)	1,200	5,460
Anaren, Inc. (a)	53,781	1,060,024
Arris Group, Inc. (a)(d)	255,054	3,476,386
Aruba Networks, Inc. (a)(d)	246,037	4,834,627
Aviat Networks, Inc. (a)	125,073	285,166
Aware, Inc.	7,727	45,821
Bel Fuse, Inc. Class B (non-vtg.)	23,302	453,923
Black Box Corp.	57,867	1,503,963
Brocade Communications Systems, Inc. (a)	972,340	5,639,572
CalAmp Corp. (a)	65,195	495,482
Calix Networks, Inc. (a)	75,213	399,381
Ciena Corp. (a)(d)	237,836	3,251,218
Clearfield, Inc. (a)	20,779	106,388
ClearOne Communications, Inc. (a)	5,738	22,952
Communications Systems, Inc.	7,926	89,247
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Comtech Telecommunications Corp.	62,000	$ 1,743,440
Dialogic, Inc. (a)	41,259	23,930
Digi International, Inc. (a)(d)	59,093	610,431
Ditech Networks, Inc. (a)	31,199	25,583
EchoStar Holding Corp. Class A (a)	115,054	3,107,609
EMCORE Corp. (a)(d)	83,286	391,444
Emulex Corp. (a)	180,262	1,234,795
Entrada Networks, Inc. (a)	292	0
Extreme Networks, Inc. (a)	291,313	1,037,074
Finisar Corp. (a)(d)	194,022	2,665,862
Globecomm Systems, Inc. (a)(d)	45,031	536,319
Harmonic, Inc. (a)	368,487	1,683,986
Infinera Corp. (a)(d)	243,964	1,385,716
InterDigital, Inc. (d)	112,611	3,800,621
Ixia (a)(d)	112,274	1,666,146
KVH Industries, Inc. (a)(d)	38,479	521,775
Lantronix, Inc. (a)	2,994	5,449
Loral Space & Communications Ltd.	31,853	2,338,647
Meru Networks, Inc. (a)(d)	34,816	103,055
NETGEAR, Inc. (a)	81,940	2,996,546
Network Engines, Inc. (a)	94,478	135,104
NumereX Corp. Class A (a)(d)	15,136	157,717
Oclaro, Inc. (a)(d)	193,484	497,254
Oplink Communications, Inc. (a)	41,842	672,401
Optical Cable Corp.	11,466	44,144
Palo Alto Networks, Inc.	14,383	925,978
Parkervision, Inc. (a)(d)	158,998	365,695
PC-Tel, Inc.	41,380	260,694
Performance Technologies, Inc. (a)	4,304	5,853
Plantronics, Inc.	101,000	3,601,660
Polycom, Inc. (a)	418,587	4,361,677
Powerwave Technologies, Inc. (a)(d)	62,771	23,853
Procera Networks, Inc. (a)	56,021	1,187,085
Relm Wireless Corp. (a)	22,872	42,313
Riverbed Technology, Inc. (a)	370,932	7,414,931
ShoreTel, Inc. (a)(d)	46,585	186,340
Sonus Networks, Inc. (a)	511,035	986,298
Sycamore Networks, Inc. (a)	42,692	630,988
Symmetricom, Inc. (a)	84,462	520,286
Technical Communications Corp.	2,835	17,379
Tellabs, Inc.	876,094	3,110,134
Telular Corp.	34,165	326,959
Tessco Technologies, Inc.	20,333	385,310
Ubiquiti Networks, Inc. (d)	28,412	341,512
ViaSat, Inc. (a)(d)	99,116	3,835,789
Westell Technologies, Inc. Class A (a)(d)	132,720	284,021
Zhone Technologies, Inc. (a)	52,950	31,770
Zoom Technologies, Inc. (a)(d)	21,406	21,021
		83,699,257
Computers & Peripherals - 0.6%
3D Systems Corp. (a)(d)	109,944	4,805,652

	Shares	Value
Avid Technology, Inc. (a)(d)	74,098	$ 682,443
Concurrent Computer Corp.	10,743	45,980
Cray, Inc. (a)(d)	92,594	1,056,498
Crossroads Systems, Inc. (a)	4,003	15,932
Datalink Corp. (a)	27,110	226,369
Dataram Corp. (a)(d)	23,649	12,189
Diebold, Inc.	156,871	5,110,857
Dot Hill Systems Corp. (a)	105,073	118,732
Electronics for Imaging, Inc. (a)	98,666	1,524,390
Fusion-io, Inc. (a)(d)	133,854	3,750,589
Hauppauge Digital, Inc. (a)	28,370	35,463
Hutchinson Technology, Inc. (a)(d)	81,684	135,595
iGO, Inc. (a)	68,990	33,667
Imation Corp. (a)	76,999	439,664
Immersion Corp. (a)(d)	59,376	340,818
Intermec, Inc. (a)	127,048	752,124
Interphase Corp. (a)	11,825	44,107
Intevac, Inc. (a)(d)	55,110	341,682
NCR Corp. (a)	377,523	8,452,740
Novatel Wireless, Inc. (a)	94,259	191,346
OCZ Technology Group, Inc. (a)(d)	149,555	846,481
Overland Storage, Inc. (a)	57,061	108,416
Presstek, Inc. (a)	42,003	20,581
QLogic Corp. (a)	236,741	2,881,138
Qualstar Corp. (a)	6,660	10,989
Quantum Corp. (a)	718,415	1,149,464
Rimage Corp.	32,359	222,630
Silicon Graphics International Corp. (a)(d)	63,117	539,019
STEC, Inc. (a)	87,553	648,768
Stratasys, Inc. (a)(d)	48,282	3,121,914
Super Micro Computer, Inc. (a)(d)	56,365	694,980
Synaptics, Inc. (a)(d)	70,726	2,151,485
Transact Technologies, Inc. (a)	18,832	135,025
USA Technologies, Inc. (a)(d)	79,221	112,494
		40,760,221
Electronic Equipment & Components - 2.1%
ADDvantage Technologies Group, Inc. (a)	11,928	25,049
Advanced Photonix, Inc. Class A (a)	41,087	25,474
Aeroflex Holding Corp. (a)	62,535	443,999
Agilysys, Inc. (a)(d)	46,798	387,955
Anixter International, Inc.	63,144	3,796,849
Arrow Electronics, Inc. (a)	255,616	9,266,080
Audience, Inc.	11,462	207,118
Avnet, Inc. (a)	337,029	10,855,704
AVX Corp.	155,839	1,595,791
Badger Meter, Inc.	45,332	1,537,208
Benchmark Electronics, Inc. (a)	158,358	2,541,646
BrightPoint, Inc. (a)(d)	154,388	1,384,860
Checkpoint Systems, Inc. (a)(d)	94,410	754,336
ClearSign Combustion Corp. (a)(d)	6,607	47,240
Cognex Corp.	97,355	3,513,542
Coherent, Inc. (a)	55,747	2,625,126
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
CTS Corp.	70,681	$ 696,208
CUI Global, Inc. (a)	116	788
Daktronics, Inc.	81,427	778,442
Digital Ally, Inc. (a)	4,790	24,237
Document Security Systems, Inc. (a)(d)	42,498	155,543
Dolby Laboratories, Inc. Class A (a)	120,829	4,009,106
DTS, Inc. (a)(d)	38,119	855,772
Dynasil Corp. of America (a)	9,408	13,830
Echelon Corp. (a)(d)	68,729	228,868
Electro Rent Corp.	46,174	790,499
Electro Scientific Industries, Inc.	54,174	664,173
eMagin Corp. (a)(d)	60,537	275,443
Fabrinet (a)	48,562	581,773
FARO Technologies, Inc. (a)(d)	49,501	1,952,814
FEI Co. (d)	84,811	4,555,199
Frequency Electronics, Inc. (a)	13,041	113,196
Giga-Tronics, Inc. (a)	4,585	7,565
I. D. Systems Inc. (a)	33,896	168,802
Identive Group, Inc. (a)(d)	118,347	82,843
IEC Electronics Corp. (a)	18,101	103,719
Image Sensing Systems, Inc. (a)	2,863	14,401
Ingram Micro, Inc. Class A (a)	374,327	5,715,973
Insight Enterprises, Inc. (a)(d)	117,199	2,104,894
Intelli-Check, Inc. (a)(d)	25,728	49,140
IntriCon Corp. (a)	1,667	8,118
InvenSense, Inc. (d)	76,226	958,923
IPG Photonics Corp. (a)(d)	75,217	4,625,093
Iteris, Inc. (a)	52,448	79,721
Itron, Inc. (a)(d)	94,662	4,104,544
KEMET Corp. (a)	88,236	411,180
KEY Tronic Corp. (a)	21,607	234,220
LGL Group, Inc. (a)	3,009	17,422
LightPath Technologies, Inc. Class A (a)	1,150	1,185
Littelfuse, Inc.	49,830	2,555,781
LoJack Corp. (a)	47,516	119,265
LRAD Corp. (a)(d)	62,271	69,744
Maxwell Technologies, Inc. (a)	78,927	600,634
Measurement Specialties, Inc. (a)(d)	30,642	995,252
Mercury Computer Systems, Inc. (a)(d)	67,329	657,131
Mesa Laboratories, Inc.	5,851	275,173
Methode Electronics, Inc. Class A	85,089	798,986
MicroVision, Inc. (a)(d)	38,532	106,348
MOCON, Inc.	7,499	109,485
MTS Systems Corp.	35,953	1,826,772
Multi-Fineline Electronix, Inc. (a)	21,997	538,927
Napco Security Technolgies, Inc. (a)	17,472	56,784
National Instruments Corp.	220,244	5,673,485
Neonode, Inc. (a)(d)	53,267	212,003
NetList, Inc. (a)(d)	52,442	89,676
Newport Corp. (a)	83,396	1,036,612
OSI Systems, Inc. (a)	44,959	3,331,462

	Shares	Value
Par Technology Corp. (a)	27,309	$ 136,818
Parametric Sound Corp. (a)	4,660	49,676
Park Electrochemical Corp.	43,720	1,135,846
PC Connection, Inc.	44,665	544,466
PC Mall, Inc. (a)	19,862	116,391
Perceptron, Inc. (a)	25,360	144,552
Planar Systems, Inc. (a)	44,256	57,533
Plexus Corp. (a)	84,283	2,519,219
Power-One, Inc. (a)(d)	157,993	970,077
Pulse Electronics Corp.	91,084	102,014
RadiSys Corp. (a)	64,186	234,279
RealD, Inc. (a)(d)	106,727	1,057,665
Research Frontiers, Inc. (a)(d)	33,274	105,146
RF Industries Ltd.	13,982	55,369
Richardson Electronics Ltd.	36,856	441,166
Rofin-Sinar Technologies, Inc. (a)(d)	64,495	1,401,476
Rogers Corp. (a)	36,370	1,447,162
Sanmina-SCI Corp. (a)	230,139	1,988,401
ScanSource, Inc. (a)(d)	63,898	1,932,276
Sigmatron International, Inc. (a)	762	2,766
Superconductor Technologies, Inc. (a)(d)	141,606	79,299
SYNNEX Corp. (a)	61,037	2,107,608
Tech Data Corp. (a)(d)	104,357	5,069,663
Trimble Navigation Ltd. (a)(d)	284,672	13,963,162
TTM Technologies, Inc. (a)(d)	113,407	1,202,114
Uni-Pixel Inc. (a)	21,829	131,629
Universal Display Corp. (a)(d)	91,813	3,706,491
Viasystems Group, Inc. (a)	12,420	188,908
Vicon Industries, Inc. (a)	18,575	53,125
Vishay Intertechnology, Inc. (a)(d)	368,581	3,523,634
Vishay Precision Group, Inc. (a)	27,407	371,091
Wayside Technology Group, Inc.	460	5,860
Wireless Ronin Technologies, Inc. (a)	6,055	5,086
Wireless Telecom Group, Inc. (a)	11,376	15,130
Zygo Corp. (a)	36,393	704,932
		138,015,161
Internet Software & Services - 2.3%
Active Network, Inc. (a)	78,227	880,836
Ancestry.com, Inc. (a)(d)	63,850	1,984,458
Angie's List, Inc. (d)	28,671	274,095
AOL, Inc. (a)	244,539	8,233,628
Autobytel, Inc. (a)	18,975	68,500
Bankrate, Inc. (a)	106,485	1,829,412
Bazaarvoice, Inc. (d)	43,148	640,316
Blucora, Inc. (a)	94,187	1,451,422
Bridgeline Digital, Inc. (a)	24,241	26,908
Brightcove, Inc. (d)	13,554	175,118
BroadVision, Inc. (a)(d)	7,417	59,262
Carbonite, Inc. (d)	42,143	318,601
comScore, Inc. (a)(d)	102,141	1,442,231
Constant Contact, Inc. (a)(d)	67,949	1,328,403
Cornerstone OnDemand, Inc. (a)(d)	60,935	1,633,667
CoStar Group, Inc. (a)(d)	64,562	5,245,663
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Crexendo, Inc. (d)	12,555	$ 46,077
DealerTrack Holdings, Inc. (a)(d)	94,409	2,614,185
Demand Media, Inc. (a)(d)	75,488	766,203
Demandware, Inc. (d)	12,000	312,000
Dice Holdings, Inc. (a)(d)	105,899	845,074
Digital River, Inc. (a)(d)	90,961	1,515,410
EarthLink, Inc.	265,160	1,771,269
eGain Communications Corp. (a)	32,997	160,695
Equinix, Inc. (a)(d)	109,177	21,578,834
ExactTarget, Inc. (d)	18,356	388,597
Facebook, Inc. Class A (d)	1,216,918	22,001,877
FriendFinder Networks, Inc. (a)(d)	90,515	66,981
GlowPoint, Inc. (a)	51,449	110,101
IAC/InterActiveCorp	162,000	8,398,080
Internap Network Services Corp. (a)(d)	107,514	774,101
Internet Media Services, Inc. (a)	7,375	74
Internet Patents Corp.	283	974
IntraLinks Holdings, Inc. (a)	152,382	825,910
Inuvo, Inc. (a)	37,507	15,378
iPass, Inc. (a)	114,238	207,913
j2 Global, Inc.	119,133	3,510,850
Keynote Systems, Inc.	36,547	479,862
KIT digital, Inc. (a)(d)	145,966	474,390
Limelight Networks, Inc. (a)(d)	135,298	312,538
LinkedIn Corp. (a)	145,429	15,604,532
Liquidity Services, Inc. (a)	53,458	2,800,665
LivePerson, Inc. (a)(d)	112,514	1,856,481
Local.com Corp. (a)(d)	49,826	98,655
LogMeIn, Inc. (a)	47,297	1,039,588
LookSmart Ltd. (a)	44,306	40,762
Marchex, Inc. Class B	52,192	176,931
Market Leader, Inc. (a)	33,307	167,534
MeetMe, Inc. (a)(d)	65,453	160,360
Millennial Media, Inc. (d)	22,031	254,017
Monster Worldwide, Inc. (a)(d)	275,659	1,921,343
Move, Inc. (a)	78,204	608,427
NIC, Inc. (d)	139,870	2,018,324
Onstream Media Corp. (a)	16,789	9,701
Onvia.com, Inc. (a)	2,326	8,932
OpenTable, Inc. (a)(d)	50,754	2,154,507
Perficient, Inc. (a)	61,052	653,867
QuinStreet, Inc. (a)(d)	73,086	626,347
Rackspace Hosting, Inc. (a)	263,643	15,813,307
RealNetworks, Inc.	63,414	503,507
Reis, Inc. (a)	12,850	150,217
Responsys, Inc. (a)	38,640	370,558
Saba Software, Inc. (a)	73,699	692,771
SciQuest, Inc. (a)	44,604	751,577
Selectica, Inc. (a)	2,268	8,664
Spark Networks, Inc. (a)(d)	9,898	55,924
SPS Commerce, Inc. (a)	18,321	640,319

	Shares	Value
Stamps.com, Inc. (a)	54,134	$ 1,198,527
Support.com, Inc. (a)	144,855	446,153
Synacor, Inc. (d)	18,762	148,970
TechTarget, Inc. (a)	30,780	172,984
TheStreet.com, Inc.	58,323	81,069
Travelzoo, Inc. (a)(d)	15,274	344,581
United Online, Inc.	197,755	984,820
Unwired Planet, Inc. (a)(d)	210,780	360,434
ValueClick, Inc. (a)(d)	181,658	2,953,759
VistaPrint Ltd. (a)(d)	84,760	3,057,293
Vocus, Inc. (a)(d)	45,043	874,735
Web.com Group, Inc. (a)	71,583	1,191,857
WebMD Health Corp. (a)(d)	125,513	1,875,164
WebMediaBrands, Inc. (a)	5,114	15,751
World Energy Solutions, Inc. (a)	2,295	8,331
XO Group, Inc. (a)(d)	65,794	522,404
Yelp, Inc. (d)	15,765	346,830
Zix Corp. (a)	168,463	432,950
		156,974,322
IT Services - 2.1%
Acxiom Corp. (a)	165,489	2,823,242
Alliance Data Systems Corp. (a)(d)	119,383	16,433,070
Analysts International Corp. (a)	4,541	17,528
Booz Allen Hamilton Holding Corp. Class A (d)	53,463	981,581
Broadridge Financial Solutions, Inc.	268,144	6,349,650
CACI International, Inc. Class A (a)(d)	68,431	3,653,531
Cardtronics, Inc. (a)	98,665	2,787,286
Cass Information Systems, Inc.	21,038	841,941
Ciber, Inc. (a)	139,655	484,603
Computer Task Group, Inc. (a)(d)	35,213	563,408
Convergys Corp.	249,199	3,865,076
CoreLogic, Inc. (a)	261,395	6,430,317
CSG Systems International, Inc. (a)(d)	78,983	1,675,229
CSP, Inc.	3,555	16,069
DST Systems, Inc.	76,200	3,877,056
Dynamics Research Corp. (a)	25,485	151,636
Edgewater Technology, Inc. (a)	11,761	44,927
EPAM Systems, Inc. (d)	16,881	295,418
Euronet Worldwide, Inc. (a)(d)	105,686	1,876,983
ExlService Holdings, Inc. (a)	54,187	1,396,399
FleetCor Technologies, Inc. (a)	99,026	4,275,943
Forrester Research, Inc.	32,652	956,051
Gartner, Inc. Class A (a)(d)	221,119	10,921,067
Genpact Ltd.	258,576	4,719,012
Global Cash Access Holdings, Inc. (a)	96,331	738,859
Global Payments, Inc.	193,632	8,064,773
Hackett Group, Inc. (a)	102,623	384,836
Heartland Payment Systems, Inc.	80,962	2,459,626
Higher One Holdings, Inc. (a)(d)	83,069	1,024,241
iGate Corp. (a)(d)	66,307	1,068,206
Information Services Group, Inc. (a)(d)	46,725	57,005
Innodata, Inc. (a)	58,124	239,471
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Jack Henry & Associates, Inc.	200,771	$ 7,420,496
Lender Processing Services, Inc.	196,169	5,506,464
Lionbridge Technologies, Inc. (a)	146,424	513,948
ManTech International Corp. Class A	65,288	1,462,451
Mattersight Corp. (a)	15,883	88,151
Maximus, Inc.	88,092	4,791,324
ModusLink Global Solutions, Inc. (a)	101,501	309,578
MoneyGram International, Inc. (a)	42,441	676,934
NCI, Inc. Class A (a)(d)	30,459	222,655
NeuStar, Inc. Class A (a)(d)	155,646	5,847,620
Newtek Business Services, Inc. (a)	5,503	10,126
Official Payments Holdings, Inc. (a)	27,138	108,009
Online Resources Corp. (a)	46,607	123,509
PFSweb, Inc. (a)	60,946	155,412
PRG-Schultz International, Inc. (a)	45,131	366,464
Rainmaker Systems, Inc. (a)	15,480	16,099
Sapient Corp. (d)	243,597	2,462,766
ServiceSource International, Inc. (a)	87,648	811,620
StarTek, Inc. (a)	22,269	65,694
Storage Engine, Inc. (a)	500	0
Syntel, Inc.	35,416	2,064,753
Teletech Holdings, Inc. (a)	95,903	1,583,359
The Management Network Group, Inc. (a)	2,929	6,297
TNS, Inc. (a)	54,495	796,172
Unisys Corp. (a)	86,751	1,833,049
Vantiv, Inc.	64,615	1,457,714
VeriFone Systems, Inc. (a)(d)	248,401	8,629,451
Virtusa Corp. (a)	45,284	765,300
WidePoint Corp. (a)	102,981	49,431
WPCS International, Inc. (a)	38,998	27,299
Wright Express Corp. (a)(d)	95,820	6,308,789
		143,954,974
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	119,030	4,438,629
Semiconductors & Semiconductor Equipment - 2.7%
Advanced Energy Industries, Inc. (a)(d)	78,334	1,000,325
AEHR Test Systems (a)	9,000	9,900
Aetrium, Inc. (a)	6,743	7,148
Amkor Technology, Inc. (a)(d)	216,408	1,014,954
Amtech Systems, Inc. (a)(d)	19,914	78,461
ANADIGICS, Inc. (a)(d)	156,061	182,591
Applied Micro Circuits Corp. (a)(d)	232,408	1,187,605
Atmel Corp. (a)	1,044,496	6,193,861
ATMI, Inc. (a)	76,660	1,449,641
AuthenTec, Inc. (a)	84,223	674,626
Axcelis Technologies, Inc. (a)	244,233	256,445
AXT, Inc. (a)	91,754	307,376
Brooks Automation, Inc.	168,253	1,347,707
BTU International, Inc. (a)	13,926	31,612
Cabot Microelectronics Corp. (d)	56,186	1,869,308

	Shares	Value
Cascade Microtech, Inc. (a)	15,468	$ 90,642
Cavium, Inc. (a)(d)	111,208	3,592,018
Ceva, Inc. (a)	47,618	767,602
Cirrus Logic, Inc. (a)(d)	169,586	7,066,649
Cohu, Inc.	53,812	473,546
Cree, Inc. (a)(d)	269,819	7,608,896
CVD Equipment Corp. (a)(d)	8,902	95,964
CyberOptics Corp. (a)	9,297	59,129
Cymer, Inc. (a)(d)	62,785	3,559,910
Cypress Semiconductor Corp.	376,336	4,369,261
DayStar Technologies, Inc. (a)	3,735	5,901
Diodes, Inc. (a)(d)	70,667	1,306,633
DSP Group, Inc. (a)	46,628	267,178
Entegris, Inc. (a)	275,618	2,422,682
Entropic Communications, Inc. (a)(d)	192,127	1,043,250
Exar Corp. (a)(d)	117,125	891,321
Fairchild Semiconductor International, Inc. (a)(d)	273,770	3,975,140
FormFactor, Inc. (a)	110,045	560,129
FSI International, Inc. (a)	90,047	555,590
GigOptix, Inc. (a)	52,290	117,130
GSI Technology, Inc. (a)	42,569	189,006
GT Advanced Technologies, Inc. (a)(d)	351,919	2,041,130
Hittite Microwave Corp. (a)(d)	77,384	4,052,600
Ikanos Communications, Inc. (a)	115,443	107,362
Inphi Corp. (a)	47,066	559,144
Integrated Device Technology, Inc. (a)(d)	335,484	1,784,775
Integrated Silicon Solution, Inc. (a)(d)	51,768	513,021
Intermolecular, Inc.	28,137	208,214
International Rectifier Corp. (a)(d)	185,703	3,233,089
Intersil Corp. Class A	270,833	2,391,455
Intest Corp. (a)	34,005	89,093
IXYS Corp. (a)	59,965	583,459
Kopin Corp. (a)(d)	153,988	537,418
Kulicke & Soffa Industries, Inc. (a)	219,474	2,486,640
Lattice Semiconductor Corp. (a)	255,977	995,751
LTX-Credence Corp. (a)	104,147	592,596
M/A-COM Technology Solutions, Inc.	15,922	183,421
Marvell Technology Group Ltd.	1,191,439	12,128,849
Mattson Technology, Inc. (a)(d)	136,613	128,348
Maxim Integrated Products, Inc.	716,887	19,456,313
MaxLinear, Inc. Class A (a)	30,878	176,313
MEMC Electronic Materials, Inc. (a)(d)	519,396	1,391,981
MEMSIC, Inc. (a)	20,654	36,351
Micrel, Inc.	96,504	959,250
Microsemi Corp. (a)	187,061	3,724,385
Mindspeed Technologies, Inc. (a)(d)	64,454	166,936
MIPS Technologies, Inc. (a)(d)	104,835	696,104
MKS Instruments, Inc.	128,708	3,489,274
Monolithic Power Systems, Inc. (a)	82,168	1,771,542
MoSys, Inc. (a)(d)	79,294	270,393
Nanometrics, Inc. (a)(d)	47,327	720,790
NeoPhotonics Corp. (a)(d)	37,763	209,585
NVE Corp. (a)(d)	11,458	644,054
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Omnivision Technologies, Inc. (a)(d)	127,409	$ 2,070,396
ON Semiconductor Corp. (a)	1,070,450	6,668,904
PDF Solutions, Inc. (a)	51,709	623,093
Peregrine Semiconductor Corp.	13,204	209,944
Pericom Semiconductor Corp. (a)	65,839	528,687
Photronics, Inc. (a)(d)	127,744	749,857
Pixelworks, Inc. (a)	35,295	119,650
PLX Technology, Inc. (a)	81,321	463,530
PMC-Sierra, Inc. (a)	520,226	3,043,322
Power Integrations, Inc.	64,053	2,218,796
QuickLogic Corp. (a)(d)	98,963	265,221
Rambus, Inc. (a)(d)	228,253	976,923
Ramtron International Corp. (a)	66,964	190,178
RF Micro Devices, Inc. (a)(d)	620,407	2,326,526
Rubicon Technology, Inc. (a)(d)	35,909	302,354
Rudolph Technologies, Inc. (a)(d)	66,160	617,934
Semtech Corp. (a)(d)	136,520	3,347,470
Sigma Designs, Inc. (a)	73,525	505,117
Silicon Image, Inc. (a)	188,435	891,298
Silicon Laboratories, Inc. (a)(d)	95,324	3,645,190
Skyworks Solutions, Inc. (a)(d)	441,715	13,454,639
Spansion, Inc. Class A	142,425	1,627,918
Spire Corp. (a)	200	106
STR Holdings, Inc. (a)(d)	118,407	377,718
SunPower Corp. (a)(d)	103,185	462,269
Supertex, Inc. (a)(d)	23,977	414,562
Tessera Technologies, Inc.	117,977	1,801,509
TranSwitch Corp. (a)	48,274	48,274
TriQuint Semiconductor, Inc. (a)(d)	361,845	2,011,858
Ultra Clean Holdings, Inc. (a)	51,157	300,803
Ultratech, Inc. (a)	57,560	1,898,329
Veeco Instruments, Inc. (a)(d)	104,951	3,599,819
Vitesse Semiconductor Corp. (a)(d)	78,832	192,350
Volterra Semiconductor Corp. (a)	52,784	1,257,843
		178,171,160
Software - 4.2%
Accelrys, Inc. (a)(d)	120,176	924,153
ACI Worldwide, Inc. (a)(d)	94,718	4,108,867
Activision Blizzard, Inc. (d)	1,012,180	11,903,237
Actuate Corp. (a)	89,294	624,165
Advent Software, Inc. (a)(d)	68,265	1,621,976
American Software, Inc. Class A	56,018	461,588
ANSYS, Inc. (a)	216,868	15,115,700
Ariba, Inc. (a)	233,098	10,417,150
Aspen Technology, Inc. (a)(d)	211,772	5,163,001
Astea International, Inc. (a)	13,242	60,913
Asure Software, Inc. (a)	1,517	11,817
Blackbaud, Inc.	88,986	2,169,479
Bottomline Technologies, Inc. (a)(d)	73,114	1,640,678
BroadSoft, Inc. (a)(d)	71,124	2,575,400
BSQUARE Corp. (a)	30,361	85,314

	Shares	Value
Cadence Design Systems, Inc. (a)(d)	607,766	$ 8,022,511
Callidus Software, Inc. (a)(d)	65,801	294,130
Cinedigm Digital Cinema Corp. (a)	50,701	68,446
CommVault Systems, Inc. (a)(d)	97,486	4,915,244
Compuware Corp. (a)	473,324	4,733,240
Comverse Technology, Inc. (a)	457,560	2,745,360
Concur Technologies, Inc. (a)(d)	113,580	8,223,192
Cover-All Technologies, Inc. (a)	2,815	3,462
Datawatch Corp. (a)	5,578	105,815
Deltek, Inc. (a)(d)	67,004	867,032
Digimarc Corp.	13,264	288,359
Ebix, Inc. (d)	70,033	1,680,092
Ellie Mae, Inc. (a)	43,373	1,117,722
Eloqua, Inc.	19,219	268,874
Envivio, Inc.	17,506	46,041
EPIQ Systems, Inc.	103,997	1,218,845
ePlus, Inc. (a)	9,557	325,416
Evolving Systems, Inc.	12,044	77,202
FactSet Research Systems, Inc.	94,104	8,682,976
Fair Isaac Corp.	90,000	3,843,900
FalconStor Software, Inc. (a)	86,450	158,204
Fonix Corp. (a)	1	0
Fortinet, Inc. (a)	295,137	7,824,082
Globalscape, Inc. (a)	6,122	11,877
Glu Mobile, Inc. (a)(d)	116,341	587,522
GSE Systems, Inc. (a)	33,148	62,650
Guidance Software, Inc. (a)	20,946	219,724
Guidewire Software, Inc.	41,107	1,173,605
Imperva, Inc.	9,739	294,994
Infoblox, Inc.	16,374	356,789
Informatica Corp. (a)	246,919	8,049,559
Interactive Intelligence Group, Inc. (a)	39,218	1,159,284
JDA Software Group, Inc. (a)	91,141	2,807,143
Jive Software, Inc.	40,288	607,946
Kenexa Corp. (a)	72,738	3,334,310
Majesco Entertainment Co. (a)(d)	169,132	287,524
Manhattan Associates, Inc. (a)	59,488	3,008,903
Marlborough Software Development Holdings, Inc.	3,682	1,767
Mentor Graphics Corp. (a)	226,012	3,735,978
MICROS Systems, Inc. (a)(d)	197,693	10,015,127
MicroStrategy, Inc. Class A (a)(d)	21,893	2,747,790
Mitek Systems, Inc. (a)(d)	78,851	357,984
Monotype Imaging Holdings, Inc. (d)	71,215	1,074,634
Motricity, Inc. (a)(d)	112,960	50,832
Motricity, Inc. rights 10/3/12 (a)	112,960	1,130
NetScout Systems, Inc. (a)(d)	75,649	1,796,664
NetSol Technologies, Inc. (a)	16,096	74,364
NetSuite, Inc. (a)(d)	85,968	4,889,860
Nuance Communications, Inc. (a)(d)	536,757	12,801,654
Opnet Technologies, Inc.	50,362	1,572,302
Parametric Technology Corp. (a)(d)	270,932	5,757,305
Park City Group, Inc. (a)	3,053	10,411
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Peerless Systems Corp. (a)	15,698	$ 61,222
Pegasystems, Inc.	35,467	958,673
Pervasive Software, Inc. (a)	25,547	212,551
Progress Software Corp. (a)(d)	171,703	3,301,849
Proofpoint, Inc.	13,633	176,956
PROS Holdings, Inc. (a)	42,032	726,313
QAD, Inc. Class B	24,367	285,825
QLIK Technologies, Inc. (a)	176,213	3,726,905
Quest Software, Inc. (a)	130,271	3,641,074
RealPage, Inc. (a)(d)	86,942	2,217,890
Rosetta Stone, Inc. (a)	28,088	323,293
Rovi Corp. (a)	268,338	4,116,305
Scientific Learning Corp. (a)	27,154	29,055
SeaChange International, Inc. (a)	69,895	570,343
ServiceNow, Inc. (d)	26,031	809,564
Smith Micro Software, Inc. (a)	72,854	122,395
SolarWinds, Inc. (a)	150,002	8,232,110
Solera Holdings, Inc.	172,361	7,089,208
Sonic Foundry, Inc. (a)	2,194	17,442
Sourcefire, Inc. (a)(d)	66,776	3,465,007
Splunk, Inc. (d)	30,382	1,045,141
SS&C Technologies Holdings, Inc. (a)	70,181	1,556,615
Synchronoss Technologies, Inc. (a)(d)	71,953	1,655,639
Synopsys, Inc. (a)	359,249	11,865,994
Take-Two Interactive Software, Inc. (a)	191,043	1,958,191
Tangoe, Inc. (a)	73,489	1,190,522
TeleCommunication Systems, Inc. Class A (a)	110,511	194,499
TeleNav, Inc. (a)	41,916	253,173
THQ, Inc. (a)(d)	13,920	66,816
TIBCO Software, Inc. (a)	383,009	11,459,629
TiVo, Inc. (a)	322,529	2,931,789
Tyler Technologies, Inc. (a)(d)	75,793	3,051,426
Ultimate Software Group, Inc. (a)(d)	68,452	6,789,754
Vasco Data Security International, Inc. (a)(d)	64,183	604,604
Verint Systems, Inc. (a)(d)	43,778	1,253,364
Versant Corp. (a)	12,238	119,443
VirnetX Holding Corp. (a)(d)	106,281	2,764,369
VMware, Inc. Class A (a)(d)	159,669	14,216,928
Vringo, Inc. (a)(d)	34,909	109,963
Wave Systems Corp. Class A (a)(d)	226,143	219,359
Websense, Inc. (a)	80,067	1,231,430
Zynga, Inc. (d)	249,643	699,000
		284,564,843
TOTAL INFORMATION TECHNOLOGY		1,030,578,567
MATERIALS - 6.2%
Chemicals - 3.0%
A. Schulman, Inc.	65,137	1,582,178
ADA-ES, Inc. (a)(d)	36,134	847,342

	Shares	Value
Albemarle Corp.	215,350	$ 11,786,106
American Pacific Corp. (a)	11,292	136,294
American Vanguard Corp.	65,053	1,913,859
Arabian American Development Co. (a)(d)	42,258	407,367
Ashland, Inc.	160,634	11,827,481
Balchem Corp.	69,438	2,533,098
Cabot Corp.	131,444	4,578,195
Calgon Carbon Corp. (a)(d)	128,441	1,753,220
Celanese Corp. Class A	371,986	14,232,184
Cereplast, Inc. (a)	22,207	4,512
Chase Corp.	12,286	199,893
Chemtura Corp. (a)	229,383	3,791,701
Clean Diesel Technologies, Inc. (a)(d)	33,479	77,336
Core Molding Technologies, Inc. (a)	11,521	86,062
Cytec Industries, Inc.	109,846	7,521,156
Ferro Corp. (a)(d)	176,641	579,382
Flotek Industries, Inc. (a)(d)	137,545	1,627,157
FutureFuel Corp.	37,342	385,369
Georgia Gulf Corp.	79,994	3,170,962
GSE Holding, Inc.	16,500	135,300
H.B. Fuller Co.	112,158	3,410,725
Hawkins, Inc. (d)	17,707	683,844
Huntsman Corp.	444,596	6,393,290
Innophos Holdings, Inc.	48,520	2,294,511
Intrepid Potash, Inc. (a)(d)	143,302	3,214,264
KMG Chemicals, Inc.	19,780	362,567
Koppers Holdings, Inc.	50,513	1,637,126
Kraton Performance Polymers, Inc. (a)	68,586	1,471,170
Kronos Worldwide, Inc. (d)	60,714	1,030,317
Landec Corp. (a)	84,086	824,043
LSB Industries, Inc. (a)	40,997	1,545,587
LyondellBasell Industries NV Class A	800,673	39,104,869
Material Sciences Corp. (a)	23,734	210,521
Minerals Technologies, Inc.	47,574	3,225,993
NewMarket Corp.	24,323	5,986,377
Northern Technologies International Corp. (a)	1,103	10,865
Olin Corp.	148,501	3,182,376
OM Group, Inc. (a)(d)	76,699	1,414,330
OMNOVA Solutions, Inc. (a)(d)	103,204	803,959
Penford Corp. (a)	27,329	199,775
PolyOne Corp.	196,887	3,106,877
Quaker Chemical Corp.	27,733	1,304,838
Rockwood Holdings, Inc.	159,620	7,556,411
RPM International, Inc.	292,225	8,009,887
Senomyx, Inc. (a)(d)	114,790	218,101
Sensient Technologies Corp.	116,292	4,169,068
Spartech Corp. (a)	67,518	341,641
Stepan Co.	17,868	1,706,751
The Scotts Miracle-Gro Co. Class A	104,032	4,332,933
TOR Minerals International, Inc. (a)	3,831	55,741
TPC Group, Inc. (a)	34,509	1,415,904
Tredegar Corp.	48,210	780,038
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Tronox Ltd. Class A	8,360	$ 215,604
Valhi, Inc.	64,947	818,982
Valspar Corp.	207,434	11,064,530
W.R. Grace & Co. (a)	141,070	8,148,203
Westlake Chemical Corp.	46,385	3,190,360
Zep, Inc.	50,668	733,166
Zoltek Companies, Inc. (a)(d)	65,740	560,762
		203,912,460
Construction Materials - 0.3%
Eagle Materials, Inc.	123,296	5,258,574
Headwaters, Inc. (a)	129,024	858,010
Martin Marietta Materials, Inc. (d)	100,412	7,669,469
Texas Industries, Inc. (d)	58,355	2,273,511
U.S. Concrete, Inc. (a)	25,199	159,006
United States Lime & Minerals, Inc. (a)	7,538	331,672
		16,550,242
Containers & Packaging - 0.9%
AEP Industries, Inc. (a)	13,400	674,690
Aptargroup, Inc.	156,375	7,920,394
Boise, Inc.	247,252	1,861,808
Crown Holdings, Inc. (a)	371,357	13,461,691
Graphic Packaging Holding Co. (a)	283,302	1,583,658
Greif, Inc. Class A	87,877	3,910,527
MOD-PAC Corp. (sub. vtg.) (a)	3,740	19,261
Myers Industries, Inc.	100,702	1,490,390
Packaging Corp. of America	238,810	7,646,696
Rock-Tenn Co. Class A	162,865	10,874,496
Silgan Holdings, Inc.	114,111	4,784,674
Sonoco Products Co.	223,043	6,822,885
UFP Technologies, Inc. (a)	15,846	267,797
		61,318,967
Metals & Mining - 1.6%
A.M. Castle & Co. (a)(d)	38,879	506,593
AK Steel Holding Corp. (d)	317,663	1,658,201
Allied Nevada Gold Corp. (a)(d)	201,455	6,563,404
Amcol International Corp.	58,468	1,758,133
Carpenter Technology Corp.	104,412	4,934,511
Century Aluminum Co. (a)	132,753	827,051
Coeur d'Alene Mines Corp. (a)	206,417	4,745,527
Commercial Metals Co.	258,548	3,293,902
Compass Minerals International, Inc.	82,516	5,926,299
Comstock Mining, Inc. (a)(d)	83,725	247,826
Friedman Industries	15,788	154,091
General Moly, Inc. (a)(d)	202,841	549,699
Globe Specialty Metals, Inc.	115,739	1,688,632
Golden Minerals Co. (a)(d)	97,491	521,577
Handy & Harman Ltd. (a)	41,326	579,804
Haynes International, Inc.	25,877	1,261,504
Hecla Mining Co.	642,578	3,476,347
Horsehead Holding Corp. (a)	105,544	933,009

	Shares	Value
Kaiser Aluminum Corp.	34,968	$ 1,952,963
Materion Corp.	41,932	890,636
McEwen Mining, Inc. (a)(d)	474,112	1,877,484
Metals USA Holdings Corp. (a)	48,992	675,600
Mines Management, Inc. (a)(d)	69,165	94,756
Molycorp, Inc. (a)(d)	148,913	1,713,989
Noranda Aluminium Holding Corp.	72,868	434,293
Olympic Steel, Inc.	20,461	322,465
Reliance Steel & Aluminum Co.	170,662	8,777,147
Royal Gold, Inc.	138,396	12,181,616
RTI International Metals, Inc. (a)(d)	67,771	1,469,953
Schnitzer Steel Industries, Inc. Class A	53,001	1,463,888
Silver Bull Resources, Inc. (a)(d)	148,902	75,940
Solitario Exploration & Royalty Corp. (a)	57,827	71,569
Southern Copper Corp.	415,642	13,524,991
Steel Dynamics, Inc.	537,283	6,565,598
Stillwater Mining Co. (a)	253,725	2,671,724
SunCoke Energy, Inc. (a)(d)	184,578	2,920,024
Synalloy Corp.	9,327	122,184
Timberline Resources Corp. (a)(d)	213,150	72,471
U.S. Silica Holdings, Inc. (d)	26,459	314,862
Universal Stainless & Alloy Products, Inc. (a)	14,191	509,457
US Antimony Corp. (a)(d)	61,920	160,992
Vista Gold Corp. (a)(d)	223,243	687,588
Walter Energy, Inc.	143,907	4,705,759
Worthington Industries, Inc.	122,406	2,558,285
		106,442,344
Paper & Forest Products - 0.4%
Buckeye Technologies, Inc.	86,916	2,635,293
Clearwater Paper Corp. (a)	61,188	2,308,011
Deltic Timber Corp.	29,841	1,830,447
Domtar Corp.	84,180	6,097,999
Glatfelter	142,034	2,386,171
Kapstone Paper & Packaging Corp. (a)	96,111	1,925,103
Louisiana-Pacific Corp. (a)(d)	301,310	4,043,580
Neenah Paper, Inc.	32,380	903,726
Resolute Forest Products (a)(d)	175,733	2,208,964
Schweitzer-Mauduit International, Inc.	87,906	2,837,606
Verso Paper Corp. (a)(d)	31,277	61,616
Wausau-Mosinee Paper Corp.	98,528	884,781
		28,123,297
TOTAL MATERIALS		416,347,310
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.5%
8x8, Inc. (a)(d)	229,564	1,359,019
Alaska Communication Systems Group, Inc. (d)	97,590	209,819
Allegiance Telecom, Inc. (a)	15,750	0
Atlantic Tele-Network, Inc.	21,199	798,778
Cbeyond, Inc. (a)	66,391	537,767
Cincinnati Bell, Inc. New (a)(d)	414,315	1,943,137
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Cogent Communications Group, Inc.	126,168	$ 2,472,893
Consolidated Communications Holdings, Inc.	90,904	1,479,917
Elephant Talk Communication, Inc. (a)(d)	200,060	256,077
FairPoint Communications, Inc. (a)(d)	43,522	284,199
General Communications, Inc. Class A (a)	82,347	726,301
Globalstar, Inc. (a)(d)	237,229	68,796
Hawaiian Telcom Holdco, Inc. (a)(d)	21,226	364,450
HickoryTech Corp.	34,243	358,524
IDT Corp. Class B	44,462	446,843
inContact, Inc. (a)	85,411	486,843
Iridium Communications, Inc. (a)(d)	172,255	1,276,410
Level 3 Communications, Inc. (a)(d)	384,453	8,284,962
Lumos Networks Corp.	42,527	369,134
Multiband Corp. (a)	27,198	48,956
Neutral Tandem, Inc. (a)	105,029	1,155,319
ORBCOMM, Inc. (a)(d)	78,686	276,975
Premiere Global Services, Inc. (a)	109,608	1,014,970
Primus Telecommunications Group, Inc.	26,065	373,772
Towerstream Corp. (a)(d)	166,259	713,251
tw telecom, inc. (a)(d)	379,421	9,542,438
Vonage Holdings Corp. (a)	329,256	704,608
Warwick Valley Telephone Co.	11,334	158,563
		35,712,721
Wireless Telecommunication Services - 0.5%
Boingo Wireless, Inc. (a)(d)	25,257	184,629
Clearwire Corp. Class A (a)(d)	829,917	1,327,867
Leap Wireless International, Inc. (a)(d)	129,972	710,947
NII Holdings, Inc. (a)(d)	397,335	2,479,370
NTELOS Holdings Corp.	30,862	529,901
SBA Communications Corp. Class A (a)(d)	278,253	16,633,964
Shenandoah Telecommunications Co.	52,949	814,356
Telephone & Data Systems, Inc.	217,270	5,327,460
U.S. Cellular Corp. (a)	37,864	1,436,939
USA Mobility, Inc.	61,882	706,074
		30,151,507
TOTAL TELECOMMUNICATION SERVICES		65,864,228
UTILITIES - 3.7%
Electric Utilities - 1.4%
Allete, Inc. (d)	70,795	2,942,240
Cleco Corp.	155,364	6,359,049
El Paso Electric Co.	107,795	3,566,937
Empire District Electric Co.	90,830	1,917,421
Great Plains Energy, Inc.	308,667	6,580,780
Hawaiian Electric Industries, Inc.	224,541	5,957,073
IDACORP, Inc.	110,183	4,567,085
ITC Holdings Corp.	120,021	8,639,112

	Shares	Value
MGE Energy, Inc.	67,449	$ 3,334,679
NV Energy, Inc.	524,874	9,206,290
OGE Energy Corp.	229,014	12,378,207
Otter Tail Corp.	105,764	2,394,497
PNM Resources, Inc.	211,467	4,349,876
Portland General Electric Co.	159,101	4,270,271
UIL Holdings Corp.	106,665	3,752,475
Unitil Corp.	33,222	877,061
UNS Energy Corp.	82,628	3,310,078
Westar Energy, Inc.	281,737	8,204,181
		92,607,312
Gas Utilities - 0.9%
Atmos Energy Corp.	221,530	7,740,258
Chesapeake Utilities Corp.	26,929	1,261,085
Delta Natural Gas Co., Inc.	13,699	269,870
Gas Natural, Inc.	13,409	133,822
Laclede Group, Inc.	50,946	2,152,469
National Fuel Gas Co.	193,379	9,649,612
New Jersey Resources Corp.	97,501	4,369,020
Northwest Natural Gas Co.	72,448	3,562,268
Piedmont Natural Gas Co., Inc. (d)	169,819	5,303,447
Questar Corp.	407,335	8,044,866
RGC Resources, Inc.	2,242	40,378
South Jersey Industries, Inc.	62,582	3,167,901
Southwest Gas Corp.	99,821	4,267,348
UGI Corp.	255,915	7,800,289
WGL Holdings, Inc.	128,154	5,003,132
		62,765,765
Independent Power Producers & Energy Traders - 0.4%
American DG Energy, Inc. (a)(d)	8,583	17,166
Black Hills Corp.	103,741	3,547,942
Calpine Corp. (a)	921,468	16,171,763
Genie Energy Ltd. Class B	48,524	344,520
GenOn Energy, Inc. (a)	2,015,622	5,099,524
Ormat Technologies, Inc.	66,515	1,263,120
Synthesis Energy Systems, Inc. (a)	76,822	102,941
Tegal Corp. (a)	177	595
US Geothermal, Inc. (a)(d)	223,992	72,714
		26,620,285
Multi-Utilities - 0.5%
Alliant Energy Corp.	272,070	11,992,846
Avista Corp.	131,382	3,337,103
CH Energy Group, Inc.	40,172	2,617,608
MDU Resources Group, Inc.	396,773	8,550,458
NorthWestern Energy Corp.	73,604	2,693,906
Vectren Corp.	181,121	5,109,423
		34,301,344
Water Utilities - 0.5%
American States Water Co.	47,115	2,053,272
American Water Works Co., Inc.	400,946	14,782,879
Aqua America, Inc. (d)	307,965	7,699,125
Artesian Resources Corp. Class A	17,456	386,476
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - continued
Cadiz, Inc. (a)(d)	34,362	$ 280,394
California Water Service Group	132,314	2,420,023
Connecticut Water Service, Inc.	21,351	658,678
Middlesex Water Co.	51,194	959,888
Pure Cycle Corp. (a)	69,664	143,508
SJW Corp.	32,982	771,119
York Water Co.	39,414	696,445
		30,851,807
TOTAL UTILITIES		247,146,513
TOTAL COMMON STOCKS (Cost $5,882,635,449)		6,638,303,638
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.12% to 0.13% 11/23/12 to 12/27/12 (e) (Cost $7,497,723)	$ 7,500,000	7,498,432
Money Market Funds - 19.0%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	56,726,559	56,726,559
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	1,222,061,072	1,222,061,072
TOTAL MONEY MARKET FUNDS (Cost $1,278,787,631)		1,278,787,631
TOTAL INVESTMENT PORTFOLIO - 117.8% (Cost $7,168,920,803)		7,924,589,701
NET OTHER ASSETS (LIABILITIES) - (17.8)%		(1,196,274,209)
NET ASSETS - 100%		$ 6,728,315,492
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
374 CME E-mini S&P MidCap 400 Index Contracts	Sept. 2012	$ 36,307,920	$ 2,077,462
669 NYFE Russell 2000 Mini Index Contracts	Sept. 2012	54,262,590	2,977,513
TOTAL EQUITY INDEX CONTRACTS		$ 90,570,510	$ 5,054,975

The face value of futures purchased as a percentage of net assets is 1.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,798,564.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 58,867
Fidelity Securities Lending Cash Central Fund	7,690,278
Total	$ 7,749,145
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,098,125,694	$ 1,098,069,572	$ -	$ 56,122
Consumer Staples	224,827,834	224,827,834	-	-
Energy	374,337,261	374,337,261	-	-
Financials	1,514,919,994	1,514,782,272	135,945	1,777
Health Care	716,210,529	716,210,032	-	497
Industrials	949,945,708	949,945,708	-	-
Information Technology	1,030,578,567	1,030,577,437	1,130	-
Materials	416,347,310	416,347,310	-	-
Telecommunication Services	65,864,228	65,864,228	-	-
Utilities	247,146,513	247,146,513	-	-
U.S. Government and Government Agency Obligations	7,498,432	-	7,498,432	-
Money Market Funds	1,278,787,631	1,278,787,631	-	-
Total Investments in Securities:	$ 7,924,589,701	$ 7,916,895,798	$ 7,635,507	$ 58,396
Derivative Instruments:
Assets
Futures Contracts	$ 5,054,975	$ 5,054,975	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 5,054,975	$ -
Total Value of Derivatives	$ 5,054,975	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,192,118,914) - See accompanying schedule: Unaffiliated issuers (cost $5,890,133,172)	$ 6,645,802,070
Fidelity Central Funds (cost $1,278,787,631)	1,278,787,631
Total Investments (cost $7,168,920,803)		$ 7,924,589,701
Cash		94,477
Receivable for investments sold		19,500,167
Receivable for fund shares sold		7,386,064
Dividends receivable		5,598,112
Distributions receivable from Fidelity Central Funds		1,306,828
Receivable for daily variation margin on futures contracts		566,420
Other receivables		1,306
Total assets		7,959,043,075

Liabilities
Payable for fund shares redeemed	$ 8,230,718
Accrued management fee	332,299
Other affiliated payables	103,494
Collateral on securities loaned, at value	1,222,061,072
Total liabilities		1,230,727,583

Net Assets		$ 6,728,315,492
Net Assets consist of:
Paid in capital		$ 5,830,733,857
Undistributed net investment income		53,130,333
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		83,727,280
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		760,724,022
Net Assets		$ 6,728,315,492

Investor Class: Net Asset Value, offering price and redemption price per share ($1,938,052,586 ÷ 49,349,085 shares)		$ 39.27

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($4,790,145,719 ÷ 121,958,021 shares)		$ 39.28

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($117,187 ÷ 2,984 shares)		$ 39.27

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 48,272,890
Interest		3,969
Income from Fidelity Central Funds (including $7,690,278 from security lending)		7,749,145
Total income		56,026,004

Expenses
Management fee	$ 1,957,314
Transfer agent fees	638,435
Independent trustees' compensation	21,807
Miscellaneous	9,086
Total expenses before reductions	2,626,642
Expense reductions	(121)	2,626,521
Net investment income (loss)		53,399,483
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	105,754,729
Foreign currency transactions	(200)
Futures contracts	1,269,041
Total net realized gain (loss)		107,023,570
Change in net unrealized appreciation (depreciation) on: Investment securities	(145,310,437)
Assets and liabilities in foreign currencies	(477)
Futures contracts	(1,525,290)
Total change in net unrealized appreciation (depreciation)		(146,836,204)
Net gain (loss)		(39,812,634)
Net increase (decrease) in net assets resulting from operations		$ 13,586,849

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 53,399,483	$ 74,746,560
Net realized gain (loss)	107,023,570	132,271,976
Change in net unrealized appreciation (depreciation)	(146,836,204)	(112,097,829)
Net increase (decrease) in net assets resulting from operations	13,586,849	94,920,707
Distributions to shareholders from net investment income	(10,580,656)	(69,414,947)
Distributions to shareholders from net realized gain	(63,642,237)	(127,979,459)
Total distributions	(74,222,893)	(197,394,406)
Share transactions - net increase (decrease)	271,598,097	652,403,567
Redemption fees	316,267	919,879
Total increase (decrease) in net assets	211,278,320	550,849,747

Net Assets
Beginning of period	6,517,037,172	5,966,187,425
End of period (including undistributed net investment income of $53,130,333 and undistributed net investment income of $10,311,506, respectively)	$ 6,728,315,492	$ 6,517,037,172

Financial Highlights - Investor Class

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 H	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 39.66	$ 40.35	$ 31.08	$ 18.73	$ 35.15	$ 39.63
Income from Investment Operations
Net investment income (loss) D	.31	.48	.43	.36	.50	.56
Net realized and unrealized gain (loss)	(.26)	.10	9.71	12.40	(15.73)	(2.73)
Total from investment operations	.05	.58	10.14	12.76	(15.23)	(2.17)
Distributions from net investment income	(.06)	(.45)	(.36)	(.35)	(.43)	(.46)
Distributions from net realized gain	(.38)	(.84)	(.51)	(.06)	(.76)	(1.85)
Total distributions	(.44)	(1.28) K	(.87)	(.41) J	(1.19)	(2.31)
Redemption fees added to paid in capital D	- I	.01	- I	- I	- I	- I
Net asset value, end of period	$ 39.27	$ 39.66	$ 40.35	$ 31.08	$ 18.73	$ 35.15
Total Return B,C	.15%	1.76%	32.95%	68.20%	(44.26)%	(6.02)%
Ratios to Average Net Assets E,G
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.09%
Net investment income (loss)	1.62% A	1.26%	1.24%	1.35%	1.71%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,938,053	$ 2,606,631	$ 4,440,988	$ 2,692,346	$ 1,446,984	$ 2,162,049
Portfolio turnover rate F	10% A	11%	8%	26%	16%	17%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $.41 per share is comprised of distributions from net investment income of $.350 and distributions from net realized gain of $.055 per share. K Total distributions of $1.28 per share is comprised of distributions from net investment income of $.446 and distributions from net realized gain of $.837 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 H	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 39.66	$ 40.36	$ 31.08	$ 18.73	$ 35.15	$ 39.64
Income from Investment Operations
Net investment income (loss) D	.32	.48	.44	.37	.52	.57
Net realized and unrealized gain (loss)	(.25)	.10	9.72	12.39	(15.74)	(2.74)
Total from investment operations	.07	.58	10.16	12.76	(15.22)	(2.17)
Distributions from net investment income	(.06)	(.46)	(.37)	(.36)	(.44)	(.47)
Distributions from net realized gain	(.38)	(.84)	(.51)	(.06)	(.76)	(1.85)
Total distributions	(.45) L	(1.29) K	(.88)	(.41) J	(1.20)	(2.32)
Redemption fees added to paid in capital D	- I	.01	- I	- I	- I	- I
Net asset value, end of period	$ 39.28	$ 39.66	$ 40.36	$ 31.08	$ 18.73	$ 35.15
Total Return B,C	.18%	1.76%	33.02%	68.25%	(44.25)%	(6.01)%
Ratios to Average Net Assets E,G
Expenses before reductions	.07% A	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.07% A	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07% A	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	1.65% A	1.29%	1.27%	1.38%	1.74%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,790,146	$ 3,910,289	$ 1,525,199	$ 900,218	$ 478,227	$ 925,331
Portfolio turnover rate F	10% A	11%	8%	26%	16%	17%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $.41 per share is comprised of distributions from net investment income of $.358 and distributions from net realized gain of $.055 per share. K Total distributions of $1.29 per share is comprised of distributions from net investment income of $.457 and distributions from net realized gain of $.837 per share. L Total distributions of $.45 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $.382 per share.

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended August 31, 2012	Years ended February 29,
	(Unaudited)	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 39.66	$ 34.67
Income from Investment Operations
Net investment income (loss) D	.32	.25
Net realized and unrealized gain (loss)	(.26)	5.52
Total from investment operations	.06	5.77
Distributions from net investment income	(.07)	(.40)
Distributions from net realized gain	(.38)	(.38)
Total distributions	(.45)	(.78)
Redemption fees added to paid in capital D,I	-	-
Net asset value, end of period	$ 39.27	$ 39.66
Total Return B,C	.17%	16.99%
Ratios to Average Net Assets E,H
Expenses before reductions	.07% A	.07% A
Expenses net of fee waivers, if any	.06% A	.06% A
Expenses net of all reductions	.06% A	.06% A
Net investment income (loss)	1.66% A	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 117	$ 117
Portfolio turnover rate F	10% A	11% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan International Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	2.0	1.9
HSBC Holdings PLC (United Kingdom) (United Kingdom, Commercial Banks)	1.6	1.5
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.4	1.3
Novartis AG (Switzerland, Pharmaceuticals)	1.3	1.2
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.3	1.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.3	1.1
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	1.2	1.2
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	1.1	1.0
Toyota Motor Corp. (Japan, Automobiles)	1.1	1.1
BHP Billiton Ltd. (Australia, Metals & Mining)	1.1	1.2
	13.4
Market Sectors as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.1	22.0
Industrials	12.8	12.6
Consumer Staples	12.2	10.9
Consumer Discretionary	10.1	10.4
Health Care	10.2	8.8
Materials	9.2	10.3
Energy	8.4	8.5
Telecommunication Services	5.4	5.5
Information Technology	4.2	4.6
Utilities	3.8	4.4
Geographic Diversification (% of fund's net assets)
As of August 31, 2012
United Kingdom	22.4%
Japan	20.5%
Australia	9.0%
France	8.7%
Switzerland	8.5%
Germany	8.1%
Sweden	3.2%
Netherlands	2.8%
Spain	2.7%
Other	14.1%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of February 29, 2012
United Kingdom	21.8%
Japan	21.4%
France	8.6%
Australia	8.6%
Germany	8.2%
Switzerland	8.1%
Sweden	3.2%
Spain	3.0%
Netherlands	2.6%
Other	14.5%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Semiannual Report

Spartan International Index Fund

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Australia - 8.8%
AGL Energy Ltd.	460,707	$ 7,220,608
ALS Ltd.	288,670	2,460,475
Alumina Ltd.	2,052,568	1,576,532
Amcor Ltd.	1,019,488	7,931,229
AMP Ltd.	2,395,736	11,039,190
APA Group unit (d)	550,721	2,742,471
Asciano Ltd. unit	795,299	3,681,051
ASX Ltd.	144,087	4,534,382
Australia & New Zealand Banking Group Ltd.	2,250,117	57,699,262
Bendigo & Adelaide Bank Ltd.	318,022	2,490,518
BHP Billiton Ltd.	2,710,999	89,768,207
Boral Ltd.	679,796	2,423,043
Brambles Ltd.	1,284,365	9,036,473
Caltex Australia Ltd.	121,896	1,967,134
Centro Retail Australia unit	1,049,500	2,320,383
CFS Retail Property Trust unit	1,644,832	3,254,271
Coca-Cola Amatil Ltd.	476,267	6,736,236
Cochlear Ltd.	48,162	3,353,728
Commonwealth Bank of Australia	1,339,316	75,744,522
Computershare Ltd.	375,455	3,258,371
Crown Ltd.	366,535	3,400,597
CSL Ltd.	435,934	20,010,615
DEXUS Property Group unit	3,892,117	3,840,189
Echo Entertainment Group Ltd.	662,668	2,793,313
Fortescue Metals Group Ltd.	1,245,666	4,555,838
Goodman Group unit	1,296,672	5,345,230
Harvey Norman Holdings Ltd.	432,111	915,193
Iluka Resources Ltd.	351,273	3,338,843
Incitec Pivot Ltd.	1,333,966	4,010,524
Insurance Australia Group Ltd.	1,759,157	7,542,513
John Fairfax Holdings Ltd.	1,718,456	745,678
Leighton Holdings Ltd.	131,578	2,173,678
Lend Lease Group unit	442,695	3,883,074
Lynas Corp. Ltd. (a)(d)	1,520,309	1,005,253
Macquarie Group Ltd.	285,263	7,916,165
Metcash Ltd.	712,375	2,693,724
Mirvac Group unit	2,840,491	3,961,782
National Australia Bank Ltd.	1,888,347	49,183,341
Newcrest Mining Ltd.	640,807	16,319,526
Orica Ltd.	300,822	7,521,221
Origin Energy Ltd.	906,310	11,142,615
OZ Minerals Ltd.	265,406	1,711,034
Qantas Airways Ltd. (a)	867,378	1,030,551
QBE Insurance Group Ltd.	979,863	13,190,861
QR National Ltd.	1,399,535	5,060,754
Ramsay Health Care Ltd.	107,298	2,760,288
Rio Tinto Ltd.	363,926	18,513,755
Santos Ltd.	797,906	9,257,524
Sims Metal Management Ltd.	145,921	1,383,530
Sonic Healthcare Ltd.	315,802	4,375,292
SP AusNet unit	1,412,628	1,539,727

	Shares	Value
Stockland Corp. Ltd. unit	1,925,631	$ 6,326,501
Suncorp-Metway Ltd.	1,063,020	10,093,001
Sydney Airport unit	350,832	1,178,002
Tabcorp Holdings Ltd.	594,708	1,794,114
Tattersall's Ltd.	1,122,224	3,153,638
Telstra Corp. Ltd.	3,647,900	14,509,987
The GPT Group unit	1,409,597	5,111,701
Toll Holdings Ltd.	575,311	2,751,991
Transurban Group unit	1,113,355	6,959,089
Wesfarmers Ltd.	848,964	30,277,739
Westfield Group unit	1,900,504	19,458,342
Westfield Retail Trust unit	2,461,279	7,348,895
Westpac Banking Corp.	2,556,741	65,429,880
Whitehaven Coal Ltd.	409,308	1,382,806
Woodside Petroleum Ltd.	546,917	19,381,122
Woolworths Ltd.	1,034,962	31,671,807
WorleyParsons Ltd.	170,119	4,661,114
TOTAL AUSTRALIA		751,850,043
Austria - 0.3%
Andritz AG	66,374	3,424,146
Erste Bank AG (a)	173,177	3,498,222
IMMOEAST AG (a)(d)	321,410	4
IMMOFINANZ Immobilien Anlagen AG	804,922	2,585,748
OMV AG	133,721	4,436,124
Osterreichische Elektrizitatswirtschafts AG	56,769	1,149,962
Raiffeisen International Bank-Holding AG (d)	36,806	1,230,742
Telekom Austria AG	266,314	2,125,718
Vienna Insurance Group AG Wien (d)	27,914	1,168,820
Voestalpine AG	89,891	2,573,922
TOTAL AUSTRIA		22,193,408
Bailiwick of Guernsey - 0.0%
Resolution Ltd.	1,256,439	4,305,289
Bailiwick of Jersey - 1.0%
Experian PLC	856,086	13,647,735
Glencore International PLC (d)	3,175,684	19,416,184
Petrofac Ltd.	216,841	5,171,551
Randgold Resources Ltd.	74,284	7,610,436
Shire PLC	469,740	14,220,658
Wolseley PLC	238,059	9,608,810
WPP PLC	1,072,519	13,896,129
TOTAL BAILIWICK OF JERSEY		83,571,503
Belgium - 1.1%
Ageas	194,724	4,335,152
Anheuser-Busch InBev SA NV	673,603	56,671,838
Belgacom SA	128,721	3,814,488
Colruyt NV	67,587	3,208,737
Delhaize Group SA	85,226	3,375,628
Groupe Bruxelles Lambert SA	69,235	4,780,900
Common Stocks - continued
	Shares	Value
Belgium - continued
Groupe Bruxelles Lambert SA (strip VVPR) (a)	2,466	$ 9
KBC Groupe SA	134,595	2,926,240
Mobistar SA	25,921	820,465
Solvay SA Class A	50,622	5,680,210
Telenet Group Holding NV	48,000	1,865,267
UCB SA	89,858	4,407,912
Umicore SA	94,933	4,504,022
TOTAL BELGIUM		96,390,868
Bermuda - 0.4%
Cheung Kong Infrastructure Holdings Ltd.	386,450	2,336,852
First Pacific Co. Ltd.	1,670,000	1,791,450
Kerry Properties Ltd.	593,181	2,818,316
Li & Fung Ltd.	4,907,246	7,972,112
Noble Group Ltd.	3,071,890	2,957,295
NWS Holdings Ltd.	1,087,984	1,733,828
Orient Overseas International Ltd.	202,400	1,080,378
Seadrill Ltd.	313,370	12,885,515
Shangri-La Asia Ltd.	1,177,380	2,204,186
Yue Yuen Industrial (Holdings) Ltd.	604,000	1,744,416
TOTAL BERMUDA		37,524,348
Cayman Islands - 0.2%
ASM Pacific Technology Ltd.	167,929	1,870,701
Foxconn International Holdings Ltd. (a)	1,765,000	555,264
Lifestyle International Holdings Ltd.	462,500	1,011,353
MGM China Holdings Ltd.	894,800	1,474,422
Sands China Ltd.	2,001,600	7,071,196
Wynn Macau Ltd.	1,337,600	3,069,808
TOTAL CAYMAN ISLANDS		15,052,744
Denmark - 1.2%
A.P. Moller - Maersk A/S:
Series A	466	2,880,569
Series B	1,093	7,147,493
Carlsberg A/S Series B	89,410	7,742,432
Coloplast A/S Series B	18,560	3,706,267
Danske Bank A/S (a)	537,906	9,352,281
DSV de Sammensluttede Vognmaend A/S	170,913	3,718,793
Novo Nordisk A/S Series B	340,712	53,528,519
Novozymes A/S Series B	200,268	5,554,220
TDC A/S	431,869	2,875,895
Tryg A/S	21,257	1,323,685
William Demant Holding A/S (a)	21,685	1,870,485
TOTAL DENMARK		99,700,639
Finland - 0.7%
Elisa Corp. (A Shares)	115,880	2,450,122
Fortum Corp.	366,848	6,778,281
Kesko Oyj	53,126	1,406,601
Kone Oyj (B Shares)	129,615	7,931,397

	Shares	Value
Metso Corp.	107,641	$ 3,850,516
Neste Oil Oyj	110,349	1,271,380
Nokia Corp. (d)	3,166,056	8,930,362
Nokian Tyres PLC	95,910	3,774,688
Orion Oyj (B Shares)	82,922	1,702,164
Pohjola Bank PLC (A Shares)	107,193	1,208,727
Sampo OYJ (A Shares)	344,414	9,881,382
Stora Enso Oyj (R Shares)	494,902	2,987,941
UPM-Kymmene Corp.	455,003	5,039,126
Wartsila Corp.	138,351	4,453,118
TOTAL FINLAND		61,665,805
France - 8.5%
Accor SA	126,334	4,005,942
Aeroports de Paris	27,142	2,151,111
Air Liquide SA	11,825	1,391,415
Air Liquide SA (a)	80,173	9,433,732
Air Liquide SA	14,110	1,660,284
Alcatel-Lucent SA (a)(d)	1,905,603	2,162,798
Alstom SA	174,525	6,214,542
Arkema SA	51,590	4,391,749
Atos Origin SA	46,358	2,714,288
AXA SA	1,478,284	21,401,528
BIC SA	22,638	2,436,527
BNP Paribas SA	847,505	36,835,346
Bouygues SA	157,964	3,929,038
Bureau Veritas SA	46,088	4,252,062
Cap Gemini SA	122,051	4,486,498
Carrefour SA	501,934	10,521,157
Casino Guichard Perrachon SA	46,593	4,135,146
Christian Dior SA	45,531	6,494,292
CNP Assurances	137,607	1,668,684
Compagnie de St. Gobain	332,632	11,411,438
Compagnie Generale de Geophysique SA (a)	119,410	3,451,867
Credit Agricole SA (a)	814,675	4,752,550
Danone SA	486,349	30,311,210
Dassault Systemes SA	51,706	5,021,415
Edenred SA	140,871	3,763,463
EDF SA	6,839	139,268
EDF SA	186,140	3,790,514
Essilor International SA	170,196	14,854,493
Eurazeo SA	27,401	1,205,757
Eutelsat Communications	107,656	3,309,413
Fonciere Des Regions	23,331	1,640,426
France Telecom SA	1,557,160	21,502,754
GDF Suez	1,063,576	26,186,767
Gecina SA	18,921	1,813,233
Groupe Eurotunnel SA	480,310	3,600,638
ICADE	19,488	1,482,976
Iliad SA	19,186	3,040,651
Imerys	27,805	1,374,094
JC Decaux SA	56,245	1,283,314
Klepierre SA	93,163	3,006,850
Common Stocks - continued
	Shares	Value
France - continued
L'Oreal SA	5,797	$ 712,668
L'Oreal SA (a)	179,277	22,039,843
L'Oreal SA	17,567	2,159,641
Lafarge SA (a)	71,536	3,411,515
Lafarge SA (a)	71,270	3,398,830
Lafarge SA	16,709	796,844
Lafarge SA (Bearer)	5,424	258,668
Lagardere S.C.A. (Reg.)	93,992	2,641,696
Legrand SA	197,784	6,835,030
LVMH Moet Hennessy - Louis Vuitton SA	212,906	34,759,553
Michelin CGDE Series B	158,578	11,379,159
Natixis SA	757,338	2,069,956
Pernod Ricard SA	175,769	18,940,116
Peugeot Citroen SA (a)(d)	190,763	1,443,249
PPR SA	62,457	9,756,955
Publicis Groupe SA	136,930	7,107,094
Remy Cointreau SA	18,500	2,113,085
Renault SA	163,600	7,647,668
Rexel SA	90,000	1,757,461
Safran SA	190,341	6,668,791
Sanofi SA	1,012,621	82,832,281
Schneider Electric SA	438,885	27,717,404
SCOR SE	139,261	3,423,551
Societe Generale Series A (a)	587,384	15,551,984
Sodexo SA	77,845	6,155,818
Suez Environnement SA	232,149	2,601,693
Technip SA	82,851	8,726,544
Thales SA	83,415	2,771,970
Total SA	1,782,730	88,881,085
Total SA (strip VVPR) (a)	3,096	4
Unibail-Rodamco	75,681	15,435,312
Vallourec SA	91,718	4,253,430
Veolia Environnement SA	310,478	3,281,546
VINCI SA	380,704	16,563,404
Vivendi SA	1,083,971	21,255,698
Wendel SA	26,649	2,005,448
Zodiac Aerospace	28,000	2,670,259
TOTAL FRANCE		727,254,483
Germany - 7.6%
adidas AG	173,696	13,591,319
Allianz AG	382,981	42,039,137
Axel Springer Verlag	35,579	1,618,653
BASF AG	771,102	59,949,030
Bayer AG	694,679	53,885,226
Bayerische Motoren Werke AG (BMW)	278,178	20,174,789
Beiersdorf AG	85,973	6,163,800
Brenntag AG	40,243	4,796,022
Celesio AG	70,608	1,290,864
Commerzbank AG (a)	3,061,087	4,851,296
Continental AG	66,837	6,646,383
Daimler AG (Germany)	765,895	37,570,366

	Shares	Value
Deutsche Bank AG	778,770	$ 27,606,855
Deutsche Boerse AG	163,058	8,394,512
Deutsche Lufthansa AG	178,059	2,197,073
Deutsche Post AG	713,679	13,864,443
Deutsche Telekom AG	2,344,801	27,974,022
E.ON AG	1,508,678	34,697,894
Fraport AG Frankfurt Airport Services Worldwide	32,507	1,811,103
Fresenius Medical Care AG & Co. KGaA	175,502	12,627,498
Fresenius SE	103,985	11,093,806
GEA Group AG	151,058	3,990,016
Hannover Rueckversicherungs AG	53,278	3,254,825
HeidelbergCement Finance AG	119,610	6,043,394
HeidelbergCement Finance AG (strip VVPR) (a)	239	0
Henkel AG & Co. KGaA	106,865	6,630,682
Hochtief AG (a)	33,381	1,564,422
Hugo Boss AG	19,481	1,801,230
Infineon Technologies AG	926,593	6,404,250
K&S AG	144,524	7,071,331
Kabel Deutschland Holding AG	77,560	5,141,147
Lanxess AG	70,569	5,354,105
Linde AG	155,615	24,515,501
MAN SE	35,365	3,264,096
Merck KGaA	54,602	6,245,613
Metro AG	112,367	3,384,978
Munich Re Group AG	149,691	22,160,714
RWE AG	411,257	17,248,670
Salzgitter AG	37,188	1,368,638
SAP AG	773,514	50,820,910
Siemens AG	693,859	65,493,952
Suedzucker AG (Bearer)	56,884	1,907,488
Thyssenkrupp AG	325,467	6,484,459
United Internet AG	89,235	1,806,499
Volkswagen AG	24,950	4,063,983
Wacker Chemie AG (d)	12,121	779,060
TOTAL GERMANY		649,644,054
Greece - 0.0%
Coca-Cola Hellenic Bottling Co. SA	167,036	3,122,055
Greek Organization of Football Prognostics SA	177,408	1,236,217
TOTAL GREECE		4,358,272
Hong Kong - 2.5%
AIA Group Ltd.	8,589,000	29,512,420
Bank of East Asia Ltd.	1,277,618	4,653,551
BOC Hong Kong (Holdings) Ltd.	3,108,066	9,837,998
Cathay Pacific Airways Ltd.	899,327	1,465,648
Cheung Kong Holdings Ltd.	1,191,449	16,206,637
CLP Holdings Ltd.	1,499,157	12,496,277
Galaxy Entertainment Group Ltd. (a)	1,223,000	3,476,963
Hang Lung Group Ltd.	709,000	4,424,423
Hang Lung Properties Ltd.	2,077,423	7,097,997
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Hang Seng Bank Ltd.	631,801	$ 8,993,203
Henderson Land Development Co. Ltd.	869,911	5,350,054
Hong Kong & China Gas Co. Ltd.	4,354,375	10,262,827
Hong Kong Exchanges and Clearing Ltd.	865,298	11,491,267
Hopewell Holdings Ltd.	460,500	1,475,438
Hutchison Whampoa Ltd.	1,785,158	15,616,781
Hysan Development Co. Ltd.	519,044	2,328,887
Link (REIT)	1,944,502	8,674,601
MTR Corp. Ltd.	1,178,451	4,223,975
New World Development Co. Ltd.	3,062,931	3,806,968
PCCW Ltd.	3,399,000	1,305,968
Power Assets Holdings Ltd.	1,168,176	9,466,263
Sino Land Ltd.	2,518,689	4,124,234
SJM Holdings Ltd.	1,569,000	3,305,522
Sun Hung Kai Properties Ltd.	1,305,685	16,935,632
Swire Pacific Ltd. (A Shares)	614,884	7,265,921
Wharf Holdings Ltd.	1,253,585	7,717,776
Wheelock and Co. Ltd.	749,000	2,853,674
Wing Hang Bank Ltd.	147,842	1,311,449
TOTAL HONG KONG		215,682,354
Ireland - 0.3%
CRH PLC	606,119	10,675,265
Elan Corp. PLC (a)	415,037	4,721,809
Irish Bank Resolution Corp. Ltd. (a)	331,052	4
James Hardie Industries NV CDI	363,696	3,148,806
Kerry Group PLC Class A	122,196	5,854,362
Ryanair Holdings PLC	262,563	1,381,081
TOTAL IRELAND		25,781,327
Isle of Man - 0.1%
Genting Singapore PLC	5,063,859	5,545,261
Israel - 0.6%
Bank Hapoalim BM (Reg.) (a)	913,874	2,811,430
Bank Leumi le-Israel BM (a)	1,117,762	2,561,599
Bezeq Israeli Telecommunication Corp. Ltd.	1,599,043	1,816,347
Delek Group Ltd.	3,490	508,662
Israel Chemicals Ltd.	355,747	3,837,100
Israel Corp. Ltd. (Class A)	1,890	1,084,251
Mellanox Technologies Ltd. (a)	29,581	3,480,204
Mizrahi Tefahot Bank Ltd. (a)	97,754	758,519
NICE Systems Ltd. (a)	48,532	1,523,833
Teva Pharmaceutical Industries Ltd.	767,031	30,404,896
Teva Pharmaceutical Industries Ltd. sponsored ADR	20,000	791,600
TOTAL ISRAEL		49,578,441
Italy - 2.0%
Assicurazioni Generali SpA	983,921	14,034,110
Atlantia SpA	284,817	4,001,572
Autogrill SpA	85,034	725,160

	Shares	Value
Banca Monte dei Paschi di Siena SpA (a)(d)	5,645,865	$ 1,590,707
Banco Popolare Societa Cooperativa (a)(d)	1,541,583	2,249,244
Enel Green Power SpA	1,403,128	2,306,665
Enel SpA	5,521,010	18,194,135
ENI SpA	2,139,668	47,211,193
EXOR SpA	50,843	1,214,417
Fiat Industrial SpA	724,307	7,292,822
Fiat SpA	782,052	4,261,237
Finmeccanica SpA (a)(d)	349,144	1,549,333
Intesa Sanpaolo SpA	8,364,622	13,151,277
Intesa Sanpaolo SpA (Risparmio Shares)	778,148	989,521
Luxottica Group SpA	99,441	3,613,611
Mediaset SpA	546,805	1,096,308
Mediobanca SpA	409,666	1,917,864
Pirelli & C SpA	210,206	2,313,475
Prysmian SpA	178,844	2,994,084
Saipem SpA	234,665	11,142,352
Snam Rete Gas SpA	1,405,160	5,910,220
Telecom Italia SpA	7,818,778	7,264,420
Terna SpA	1,082,545	3,760,809
UniCredit SpA (a)	3,389,759	13,421,935
Unione di Banche Italiane SCPA	711,765	2,388,548
TOTAL ITALY		174,595,019
Japan - 20.1%
ABC-Mart, Inc.	22,100	926,015
Advantest Corp.	117,990	1,727,308
Aeon Co. Ltd.	491,300	5,657,647
Aeon Credit Service Co. Ltd.	69,400	1,337,344
Aeon Mall Co. Ltd.	64,300	1,506,538
Air Water, Inc.	117,000	1,366,469
Aisin Seiki Co. Ltd.	164,900	5,271,785
Ajinomoto Co., Inc.	532,866	8,129,726
Alfresa Holdings Corp.	33,700	1,667,654
All Nippon Airways Ltd. (d)	867,000	1,916,748
Amada Co. Ltd.	303,000	1,380,185
Aozora Bank Ltd.	487,000	1,459,802
Asahi Glass Co. Ltd.	858,677	5,225,487
Asahi Group Holdings	323,003	7,838,528
Asahi Kasei Corp.	1,047,727	5,476,044
Asics Corp.	125,300	1,662,054
Astellas Pharma, Inc.	373,900	18,308,603
Bank of Kyoto Ltd.	276,000	2,196,911
Bank of Yokohama Ltd.	1,057,084	4,914,339
Benesse Holdings, Inc.	58,900	2,919,220
Bridgestone Corp.	542,679	12,657,541
Brother Industries Ltd.	196,000	1,995,653
Canon, Inc.	950,344	31,677,116
Casio Computer Co. Ltd. (d)	198,100	1,442,663
Central Japan Railway Co.	1,236	10,774,647
Chiba Bank Ltd.	639,674	3,713,687
Chiyoda Corp.	136,000	1,801,531
Common Stocks - continued
	Shares	Value
Japan - continued
Chubu Electric Power Co., Inc.	570,564	$ 6,801,596
Chugai Pharmaceutical Co. Ltd.	188,925	3,773,063
Chugoku Electric Power Co., Inc. (THE)	242,000	3,061,169
Citizen Holdings Co. Ltd.	222,566	1,242,486
Coca-Cola West Co. Ltd.	47,600	791,508
Cosmo Oil Co. Ltd.	473,000	911,404
Credit Saison Co. Ltd.	133,752	3,143,508
Dai Nippon Printing Co. Ltd.	464,242	3,306,983
Dai-ichi Mutual Life Insurance Co.	7,396	7,599,150
Daicel Chemical Industries Ltd.	240,000	1,478,759
Daido Steel Co. Ltd.	236,000	1,219,029
Daihatsu Motor Co. Ltd.	161,000	2,641,933
Daiichi Sankyo Kabushiki Kaisha	569,470	9,430,183
Daikin Industries Ltd.	198,394	5,307,589
Dainippon Sumitomo Pharma Co. Ltd.	141,800	1,569,251
Daito Trust Construction Co. Ltd.	58,863	5,763,575
Daiwa House Industry Co. Ltd.	419,184	5,867,861
Daiwa Securities Group, Inc.	1,418,985	5,163,357
DeNA Co. Ltd. (d)	91,200	2,541,687
Denki Kagaku Kogyo KK	363,358	1,198,607
Denso Corp.	404,838	13,567,946
Dentsu, Inc.	154,200	3,930,036
East Japan Railway Co.	283,300	19,019,141
Eisai Co. Ltd.	210,478	9,630,456
Electric Power Development Co. Ltd.	97,280	2,331,843
FamilyMart Co. Ltd.	54,000	2,608,987
Fanuc Corp.	160,472	26,367,362
Fast Retailing Co. Ltd.	44,400	10,393,120
Fuji Electric Co. Ltd.	487,153	969,929
Fuji Heavy Industries Ltd.	487,000	3,913,744
Fujifilm Holdings Corp.	381,605	6,365,751
Fujitsu Ltd.	1,567,075	6,408,581
Fukuoka Financial Group, Inc.	626,300	2,474,289
Furukawa Electric Co. Ltd.	533,790	1,050,963
Fyushu Electric Power Co., Inc.	362,270	2,751,668
GREE, Inc. (d)	76,000	1,266,891
GS Yuasa Corp. (d)	301,000	1,144,482
Gunma Bank Ltd.	320,663	1,694,110
Hakuhodo DY Holdings, Inc.	19,940	1,310,790
Hamamatsu Photonics KK	60,500	2,148,290
Hankyu Hanshin Holdings, Inc.	975,000	5,552,760
Hino Motors Ltd.	228,000	1,581,319
Hirose Electric Co. Ltd.	27,198	2,831,662
Hisamitsu Pharmaceutical Co., Inc.	50,700	2,705,863
Hitachi Chemical Co. Ltd.	87,300	1,254,950
Hitachi Construction Machinery Co. Ltd. (d)	86,800	1,446,834
Hitachi High-Technologies Corp.	57,700	1,436,068
Hitachi Ltd.	3,887,271	22,398,517
Hitachi Metals Ltd.	143,000	1,487,926
Hokkaido Electric Power Co., Inc.	151,000	1,163,648
Hokuriku Electric Power Co., Inc.	147,700	1,709,297

	Shares	Value
Honda Motor Co. Ltd.	1,368,660	$ 43,605,966
Hoya Corp.	365,916	8,289,537
Hulic Co. Ltd.	200,000	1,005,662
Ibiden Co. Ltd.	100,500	1,527,133
Idemitsu Kosan Co. Ltd.	17,400	1,402,861
INPEX Corp.	1,880	10,754,555
Isetan Mitsukoshi Holdings Ltd.	301,987	3,159,691
Ishikawajima-Harima Heavy Industries Co. Ltd.	1,095,185	2,362,311
Isuzu Motors Ltd.	984,000	5,047,005
Itochu Corp.	1,265,186	12,904,333
ITOCHU Techno-Solutions Corp.	23,600	1,294,582
Iyo Bank Ltd.	203,000	1,651,155
J Front Retailing Co. Ltd.	424,800	2,129,970
Japan Petroleum Exploration Co. Ltd.	28,300	1,106,622
Japan Prime Realty Investment Corp.	616	1,731,736
Japan Real Estate Investment Corp.	465	4,545,425
Japan Retail Fund Investment Corp.	1,497	2,563,155
Japan Steel Works Ltd.	257,000	1,382,299
Japan Tobacco, Inc.	760,000	23,044,134
JFE Holdings, Inc.	380,875	4,839,201
JGC Corp.	174,117	5,393,281
Joyo Bank Ltd.	554,941	2,673,488
JS Group Corp.	228,259	4,923,871
JSR Corp.	155,216	2,652,838
JTEKT Corp.	185,700	1,461,491
Jupiter Telecommunications Co.	1,847	1,898,056
JX Holdings, Inc.	1,897,868	9,881,785
Kajima Corp.	690,317	1,919,995
Kamigumi Co. Ltd.	210,663	1,698,380
Kaneka Corp.	216,559	1,075,042
Kansai Electric Power Co., Inc.	643,936	4,816,136
Kansai Paint Co. Ltd.	187,000	1,890,942
Kao Corp.	441,450	13,362,505
Kawasaki Heavy Industries Ltd.	1,171,945	2,500,218
Kawasaki Kisen Kaisha Ltd. (a)(d)	657,000	885,930
KDDI Corp.	2,257	16,191,000
Keihin Electric Express Railway Co. Ltd.	378,061	3,695,073
Keio Corp.	490,410	3,849,314
Keisei Electric Railway Co.	224,000	2,164,767
Keyence Corp.	37,862	10,012,435
Kikkoman Corp.	135,849	1,801,325
Kinden Corp.	102,000	635,862
Kintetsu Corp. (d)	1,317,100	5,429,888
Kirin Holdings Co. Ltd.	745,256	9,316,338
Kobe Steel Ltd.	2,026,000	1,563,854
Koito Manufacturing Co. Ltd.	79,000	988,633
Komatsu Ltd.	782,045	15,512,925
Konami Corp.	89,100	2,058,451
Konica Minolta Holdings, Inc.	394,500	2,939,195
Kubota Corp.	910,864	8,802,276
Kuraray Co. Ltd.	290,386	3,363,621
Kurita Water Industries Ltd.	98,300	2,114,127
Kyocera Corp.	129,102	11,147,520
Common Stocks - continued
	Shares	Value
Japan - continued
Kyowa Hakko Kirin Co., Ltd.	210,689	$ 2,360,489
Lawson, Inc.	50,516	3,873,600
Mabuchi Motor Co. Ltd.	20,821	868,986
Makita Corp.	98,300	3,380,978
Marubeni Corp.	1,382,244	8,925,673
Marui Group Co. Ltd.	181,649	1,336,061
Maruichi Steel Tube Ltd.	41,800	805,806
Mazda Motor Corp. (a)	2,163,000	2,611,695
McDonald's Holdings Co. (Japan) Ltd.	53,900	1,528,913
Medipal Holdings Corp.	118,000	1,694,756
Meiji Holdings Co. Ltd.	54,229	2,532,206
Miraca Holdings, Inc.	47,500	2,133,563
Mitsubishi Chemical Holdings Corp.	1,157,275	4,502,994
Mitsubishi Corp.	1,194,802	22,122,765
Mitsubishi Electric Corp.	1,604,106	13,087,025
Mitsubishi Estate Co. Ltd.	1,042,723	18,399,770
Mitsubishi Gas Chemical Co., Inc.	312,867	1,765,297
Mitsubishi Heavy Industries Ltd.	2,496,256	10,375,167
Mitsubishi Logistics Corp.	113,000	1,292,572
Mitsubishi Materials Corp.	936,937	2,638,154
Mitsubishi Motors Corp. of Japan (a)	3,161,000	2,956,674
Mitsubishi Tanabe Pharma Corp.	187,500	2,789,090
Mitsubishi UFJ Financial Group, Inc.	10,748,130	49,131,834
Mitsubishi UFJ Lease & Finance Co. Ltd.	47,720	2,063,304
Mitsui & Co. Ltd.	1,462,723	20,545,130
Mitsui Chemicals, Inc.	746,683	1,525,557
Mitsui Fudosan Co. Ltd.	704,677	13,169,315
Mitsui OSK Lines Ltd.	939,285	2,367,055
Mizuho Financial Group, Inc.	19,201,000	31,003,289
MS&AD Insurance Group Holdings, Inc.	468,484	7,432,340
Murata Manufacturing Co. Ltd.	167,854	8,354,119
Nabtesco Corp.	92,700	1,707,958
Namco Bandai Holdings, Inc.	159,150	2,523,539
NEC Corp. (a)	2,115,951	3,036,957
Nexon Co. Ltd.	107,000	1,546,824
NGK Insulators Ltd.	232,309	2,763,313
NGK Spark Plug Co. Ltd.	150,000	1,626,095
NHK Spring Co. Ltd.	132,900	1,316,392
Nidec Corp.	89,842	7,108,603
Nikon Corp.	287,438	7,978,952
Nintendo Co. Ltd.	89,296	10,071,562
Nippon Building Fund, Inc.	491	4,977,207
Nippon Electric Glass Co. Ltd.	328,000	1,566,434
Nippon Express Co. Ltd.	687,546	2,705,193
Nippon Meat Packers, Inc.	139,740	1,887,433
Nippon Paper Group, Inc. (d)	76,700	910,015
Nippon Steel Corp.	4,287,661	8,326,455
Nippon Telegraph & Telephone Corp.	362,600	16,813,228
Nippon Yusen KK	1,354,578	2,751,051
Nishi-Nippon City Bank Ltd.	522,000	1,118,756
Nissan Motor Co. Ltd.	2,084,348	19,547,049
Nisshin Seifun Group, Inc.	167,090	2,030,197

	Shares	Value
Nisshin Steel Co. Ltd.	565,000	$ 536,872
Nissin Food Holdings Co. Ltd.	49,823	1,928,519
Nitori Holdings Co. Ltd.	32,050	3,213,797
Nitto Denko Corp.	137,194	6,366,143
NKSJ Holdings, Inc.	312,903	5,672,672
NOK Corp.	83,600	1,404,432
Nomura Holdings, Inc.	3,021,747	10,079,887
Nomura Real Estate Holdings, Inc.	73,400	1,230,070
Nomura Real Estate Office Fund, Inc.	213	1,229,054
Nomura Research Institute Ltd.	84,700	1,776,627
NSK Ltd.	357,576	2,107,708
NTN Corp.	398,611	844,476
NTT Data Corp.	1,028	3,077,346
NTT DoCoMo, Inc.	12,743	21,708,919
NTT Urban Development Co.	844	642,761
Obayashi Corp.	548,704	2,392,025
Odakyu Electric Railway Co. Ltd.	517,000	5,497,884
Oji Paper Co. Ltd.	700,352	2,200,326
Olympus Corp. (a)(d)	179,929	3,570,775
Omron Corp.	174,260	3,430,360
Ono Pharmaceutical Co. Ltd.	70,400	4,381,746
Oracle Corp. Japan	31,300	1,517,413
Oriental Land Co. Ltd.	42,256	5,703,962
ORIX Corp.	87,508	8,142,666
Osaka Gas Co. Ltd.	1,578,525	6,912,149
Otsuka Corp.	13,500	1,194,319
Otsuka Holdings Co. Ltd.	301,600	9,217,106
Panasonic Corp.	1,836,373	12,553,118
Rakuten, Inc.	609,500	5,892,797
Resona Holdings, Inc.	1,609,800	6,301,162
Ricoh Co. Ltd. (d)	566,770	4,484,639
Rinnai Corp.	27,200	1,984,747
ROHM Co. Ltd.	81,344	2,670,039
Sankyo Co. Ltd. (Gunma)	43,100	1,996,095
Sanrio Co. Ltd. (d)	36,000	1,244,325
Santen Pharmaceutical Co. Ltd.	62,500	2,737,864
SBI Holdings, Inc. Japan	20,126	1,232,830
Secom Co. Ltd.	178,067	9,031,401
Sega Sammy Holdings, Inc.	176,500	3,673,486
Seiko Epson Corp. (d)	106,600	687,891
Sekisui Chemical Co. Ltd.	350,293	2,878,217
Sekisui House Ltd.	464,467	4,366,035
Seven & i Holdings Co., Ltd.	633,900	19,288,545
Seven Bank Ltd.	488,000	1,349,090
Sharp Corp. (d)	845,675	2,151,390
Shikoku Electric Power Co., Inc.	149,300	1,817,801
Shimadzu Corp.	210,000	1,461,317
Shimamura Co. Ltd.	18,300	2,176,569
SHIMANO, Inc.	61,100	4,430,495
SHIMIZU Corp.	472,416	1,515,344
Shin-Etsu Chemical Co., Ltd.	345,962	18,578,187
Shinsei Bank Ltd.	1,283,000	1,498,021
Shionogi & Co. Ltd.	253,591	3,665,512
Shiseido Co. Ltd.	299,350	4,276,033
Common Stocks - continued
	Shares	Value
Japan - continued
Shizuoka Bank Ltd.	506,274	$ 5,269,234
Showa Denko KK	1,227,336	2,078,998
Showa Shell Sekiyu KK	170,800	882,920
SMC Corp.	44,771	7,060,933
Softbank Corp.	741,630	30,330,145
Sojitz Corp.	1,019,700	1,371,553
Sony Corp.	834,585	9,453,436
Sony Financial Holdings, Inc.	148,400	2,462,259
Square Enix Holdings Co. Ltd.	51,100	858,378
Stanley Electric Co. Ltd.	124,225	1,845,333
Sumco Corp. (a)	92,300	700,641
Sumitomo Chemical Co. Ltd.	1,269,334	3,329,411
Sumitomo Corp.	950,542	12,652,524
Sumitomo Electric Industries Ltd.	640,706	7,246,817
Sumitomo Heavy Industries Ltd.	461,822	1,600,122
Sumitomo Metal Industries Ltd.	2,799,966	3,992,064
Sumitomo Metal Mining Co. Ltd.	442,065	4,589,772
Sumitomo Mitsui Financial Group, Inc.	1,130,100	35,197,923
Sumitomo Mitsui Trust Holdings, Inc.	2,607,722	7,311,834
Sumitomo Realty & Development Co. Ltd.	302,000	7,420,019
Sumitomo Rubber Industries Ltd.	136,500	1,673,263
Suzuken Co. Ltd.	59,860	2,033,291
Suzuki Motor Corp.	308,300	5,644,131
Sysmex Corp.	58,400	2,685,275
T&D Holdings, Inc.	492,500	5,021,351
Taiheiyo Cement Corp.	996,000	2,157,033
Taisei Corp.	862,594	2,354,434
Taisho Pharmaceutical Holdings Co. Ltd.	31,557	2,553,562
Taiyo Nippon Sanso Corp.	203,000	1,016,490
Takashimaya Co. Ltd.	239,000	1,711,888
Takeda Pharmaceutical Co. Ltd.	663,742	31,204,847
TDK Corp. (d)	101,025	3,872,611
Teijin Ltd.	774,341	1,710,774
Terumo Corp.	141,012	6,272,834
The Chugoku Bank Ltd.	149,000	2,039,670
The Hachijuni Bank Ltd.	362,000	1,994,764
The Suruga Bank Ltd.	176,000	2,032,031
THK Co. Ltd.	100,900	1,584,011
Tobu Railway Co. Ltd.	829,297	4,619,365
Toho Co. Ltd.	107,654	1,875,353
Toho Gas Co. Ltd.	344,000	2,250,252
Tohoku Electric Power Co., Inc. (a)	380,590	2,662,849
Tokio Marine Holdings, Inc.	605,200	14,612,421
Tokyo Electric Power Co. (a)	1,268,418	2,124,739
Tokyo Electron Ltd.	143,318	6,770,776
Tokyo Gas Co. Ltd.	2,060,395	11,396,443
Tokyu Corp.	922,954	4,546,078
Tokyu Land Corp.	342,000	1,688,736
TonenGeneral Sekiyu KK	234,856	1,989,770
Toppan Printing Co. Ltd.	475,013	2,793,814
Toray Industries, Inc.	1,213,883	7,444,266
Toshiba Corp.	3,368,880	10,825,159

	Shares	Value
Tosoh Corp.	421,816	$ 892,836
Toto Ltd.	243,185	1,820,994
Toyo Seikan Kaisha Ltd.	124,100	1,344,408
Toyo Suisan Kaisha Ltd.	80,000	1,989,213
Toyoda Gosei Co. Ltd.	56,800	1,179,897
Toyota Boshoku Corp.	55,500	641,252
Toyota Industries Corp.	147,886	4,175,497
Toyota Motor Corp.	2,319,351	92,229,234
Toyota Tsusho Corp.	174,800	3,583,278
Trend Micro, Inc.	85,800	2,392,717
Tsumura & Co.	52,800	1,633,609
Ube Industries Ltd.	844,605	1,853,879
Unicharm Corp.	94,380	5,497,871
Ushio, Inc.	85,600	1,011,250
USS Co. Ltd.	17,940	1,934,470
West Japan Railway Co.	142,400	6,242,564
Yahoo! Japan Corp.	12,234	4,223,264
Yakult Honsha Co. Ltd.	84,566	3,637,679
Yamada Denki Co. Ltd.	75,915	3,664,862
Yamaguchi Financial Group, Inc.	170,000	1,423,898
Yamaha Corp.	125,043	1,264,397
Yamaha Motor Co. Ltd.	230,200	2,002,593
Yamato Holdings Co. Ltd.	323,232	5,385,659
Yamato Kogyo Co. Ltd.	39,700	1,194,456
Yamazaki Baking Co. Ltd.	95,000	1,250,822
Yaskawa Electric Corp.	174,000	1,148,182
Yokogawa Electric Corp.	190,400	2,234,484
TOTAL JAPAN		1,718,129,277
Luxembourg - 0.4%
ArcelorMittal SA (Netherlands)	789,399	11,673,956
Millicom International Cellular SA (depository receipt)	51,657	4,446,331
SES SA FDR (France) unit	247,161	6,360,586
Subsea 7 SA	232,387	5,341,170
Tenaris SA	396,241	8,248,386
TOTAL LUXEMBOURG		36,070,429
Malta - 0.0%
BGP Holdings PLC (a)	5,796,476	73
Mauritius - 0.0%
Golden Agri-Resources Ltd.	5,598,680	3,188,979
Netherlands - 2.8%
AEGON NV	1,462,004	7,504,673
Akzo Nobel NV	198,483	11,439,051
ASML Holding NV (Netherlands)	355,061	20,148,347
Corio NV	54,621	2,325,573
DE Master Blenders 1753 NV (a)	500,000	5,889,020
Delta Lloyd NV	106,522	1,467,788
European Aeronautic Defence and Space Co. EADS NV	345,331	13,169,714
Fugro NV (Certificaten Van Aandelen) unit	58,789	3,576,710
Common Stocks - continued
	Shares	Value
Netherlands - continued
Gemalto NV (d)	67,290	$ 5,333,000
Heineken Holding NV (A Shares)	93,571	4,329,948
Heineken NV (Bearer)	190,278	10,548,543
ING Groep NV (Certificaten Van Aandelen) (a)	3,211,957	24,488,703
Koninklijke Ahold NV	880,148	10,882,303
Koninklijke Boskalis Westminster NV	62,529	2,113,298
Koninklijke KPN NV	885,661	7,597,374
Koninklijke Philips Electronics NV	875,148	20,087,513
QIAGEN NV (a)	201,319	3,619,766
Randstad Holding NV	96,168	3,126,819
Reed Elsevier NV	579,429	7,565,004
Royal DSM NV	134,433	6,304,514
SBM Offshore NV (a)	141,961	2,006,998
STMicroelectronics NV	519,313	3,082,750
TNT Express NV (d)	270,797	3,049,127
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,362,823	47,528,855
Vopak NV	60,474	3,879,274
Wolters Kluwer NV (Certificaten Van Aandelen)	250,894	4,512,715
TOTAL NETHERLANDS		235,577,380
New Zealand - 0.1%
Auckland International Airport Ltd.	746,760	1,559,862
Contact Energy Ltd.	278,622	1,092,363
Fletcher Building Ltd.	582,734	3,113,321
Sky City Entertainment Group Ltd.	557,243	1,696,741
Telecom Corp. of New Zealand Ltd.	1,642,364	3,245,909
TOTAL NEW ZEALAND		10,708,196
Norway - 0.8%
Aker Solutions ASA	130,953	2,390,680
DnB NOR ASA	843,002	9,687,755
Gjensidige Forsikring ASA	168,569	2,164,068
Norsk Hydro ASA	771,313	3,304,667
Orkla ASA (A Shares)	652,207	4,818,950
StatoilHydro ASA	934,820	23,902,854
Telenor ASA	607,887	11,108,084
Yara International ASA	158,182	7,740,760
TOTAL NORWAY		65,117,818
Portugal - 0.2%
Banco Espirito Santo SA (Reg.) (a)	1,744,203	1,215,398
Energias de Portugal SA	1,581,927	3,856,131
Galp Energia SGPS SA Class B	200,449	3,011,630
Jeronimo Martins SGPS SA	174,636	2,917,047
Portugal Telecom SGPS SA (Reg.)	520,490	2,541,459
TOTAL PORTUGAL		13,541,665
Singapore - 1.7%
Ascendas Real Estate Investment Trust	1,560,183	2,953,896
CapitaLand Ltd.	2,101,437	5,074,469

	Shares	Value
CapitaMall Trust	1,936,200	$ 3,075,552
CapitaMalls Asia Ltd.	1,109,000	1,472,439
City Developments Ltd.	401,000	3,705,993
ComfortDelgro Corp. Ltd.	1,574,784	2,116,136
Cosco Corp. Singapore Ltd.	929,000	722,928
DBS Group Holdings Ltd.	1,552,020	17,991,728
Fraser & Neave Ltd.	793,150	5,224,037
Global Logistic Properties Ltd.	1,671,000	3,177,112
Hutchison Port Holdings Trust	4,580,000	3,206,000
Jardine Cycle & Carriage Ltd.	90,267	3,352,154
Keppel Corp. Ltd.	1,182,400	10,614,566
Keppel Land Ltd.	596,000	1,620,891
Neptune Orient Lines Ltd. (a)	1,052,750	920,576
Olam International Ltd.	1,350,700	2,080,501
Oversea-Chinese Banking Corp. Ltd.	2,167,793	16,156,275
SembCorp Industries Ltd.	839,130	3,803,517
SembCorp Marine Ltd.	695,800	2,791,015
Singapore Airlines Ltd.	452,425	3,865,484
Singapore Exchange Ltd.	717,000	4,049,483
Singapore Press Holdings Ltd.	1,361,021	4,334,740
Singapore Technologies Engineering Ltd.	1,255,161	3,433,694
Singapore Telecommunications Ltd.	6,689,827	18,193,753
StarHub Ltd.	501,000	1,450,951
United Overseas Bank Ltd.	1,075,829	16,476,194
UOL Group Ltd.	382,984	1,619,194
Wilmar International Ltd.	1,615,000	4,055,315
Yangzijiang Shipbuilding Holdings Ltd.	1,683,000	1,329,928
TOTAL SINGAPORE		148,868,521
Spain - 2.7%
Abertis Infraestructuras SA	325,388	4,418,102
Acerinox SA (d)	91,322	977,959
ACS Actividades de Construccion y Servicios SA (d)	120,101	2,385,285
Amadeus IT Holding SA Class A	266,165	5,945,734
Banco Bilbao Vizcaya Argentaria SA	4,239,140	32,246,054
Banco de Sabadell SA	2,134,595	6,175,255
Banco Popular Espanol SA (d)	1,024,494	2,336,247
Banco Santander SA (Spain)	8,215,542	58,460,483
Bankia SA (a)(d)	829,423	1,487,672
Cintra Concesiones de Infrastructuras de Transporte SA	331,714	3,915,702
Criteria CaixaCorp SA (d)	675,826	2,577,364
Distribuidora Internacional de Alimentacion SA	545,084	2,893,946
Enagas SA	151,456	2,812,753
Gas Natural SDG SA	298,752	3,684,803
Grifols SA (a)(d)	132,271	3,726,698
Grupo Acciona SA	20,633	964,902
Iberdrola SA	3,397,465	13,478,087
Inditex SA	182,962	20,345,758
International Consolidated Airlines Group SA CDI (a)	781,207	1,758,943
MAPFRE SA (Reg.) (d)	647,428	1,571,666
Common Stocks - continued
	Shares	Value
Spain - continued
Red Electrica Corporacion SA	88,836	$ 3,846,019
Repsol YPF SA	688,632	12,676,271
Telefonica SA	3,436,995	43,435,772
Zardoya Otis SA (d)	124,047	1,437,002
TOTAL SPAIN		233,558,477
Sweden - 3.1%
Alfa Laval AB	284,970	4,879,889
ASSA ABLOY AB (B Shares)	277,161	8,475,296
Atlas Copco AB:
(A Shares)	563,777	12,616,918
(B Shares)	326,955	6,477,681
Boliden AB	233,547	3,431,507
Electrolux AB (B Shares)	222,944	5,400,051
Elekta AB (B Shares)	75,000	3,822,370
Getinge AB (B Shares)	162,614	4,844,877
H&M Hennes & Mauritz AB (B Shares)	796,141	28,805,440
Hexagon AB (B Shares)	205,827	4,133,821
Holmen AB (B Shares)	42,486	1,097,083
Husqvarna AB (B Shares)	388,141	1,860,934
Industrivarden AB Series C	92,632	1,244,242
Investment AB Kinnevik	168,184	3,400,658
Investor AB (B Shares)	382,895	7,932,891
Lundin Petroleum AB (a)	193,500	4,368,375
Modern Times Group MTG AB (B Shares)	39,453	1,802,201
Nordea Bank AB	2,203,025	20,376,201
Ratos AB (B Shares)	158,838	1,423,550
Sandvik AB	837,520	11,205,381
Scania AB (B Shares)	269,771	4,644,060
Securitas AB (B Shares)	258,383	1,925,914
Skandinaviska Enskilda Banken AB (A Shares)	1,173,991	8,988,153
Skanska AB (B Shares)	329,711	5,078,452
SKF AB (B Shares)	328,480	6,835,273
SSAB Svenskt Stal AB (A Shares) (d)	135,516	1,024,218
Svenska Cellulosa AB (SCA) (B Shares)	483,732	8,648,768
Svenska Handelsbanken AB (A Shares)	409,499	14,278,234
Swedbank AB (A Shares)	688,779	12,054,829
Swedish Match Co. AB	176,001	7,314,106
Tele2 AB (B Shares)	273,974	4,819,844
Telefonaktiebolaget LM Ericsson (B Shares)	2,520,870	23,536,288
TeliaSonera AB	1,820,331	12,581,400
Volvo AB (B Shares)	1,176,739	14,917,586
TOTAL SWEDEN		264,246,491
Switzerland - 8.5%
ABB Ltd. (Reg.)	1,855,778	32,193,222
Actelion Ltd.	93,651	4,426,032
Adecco SA (Reg.)	115,253	5,227,249
Aryzta AG	75,307	3,703,429
Baloise Holdings AG	42,547	3,130,750
Banque Cantonale Vaudoise (Bearer)	4,000	2,122,133

	Shares	Value
Barry Callebaut AG	1,520	$ 1,438,483
Compagnie Financiere Richemont SA Series A	441,750	27,091,717
Credit Suisse Group	1,040,460	20,049,179
GAM Holding Ltd.	169,667	2,008,209
Geberit AG (Reg.)	35,036	7,387,396
Givaudan SA	7,271	6,862,021
Holcim Ltd. (Reg.)	194,653	11,937,711
Julius Baer Group Ltd.	172,991	5,684,223
Kuehne & Nagel International AG	47,305	5,386,041
Lindt & Spruengli AG	95	3,436,996
Lindt & Spruengli AG (participation certificate)	786	2,449,303
Lonza Group AG	42,250	1,956,502
Nestle SA	2,783,577	173,044,198
Novartis AG	1,935,905	114,161,521
Pargesa Holding SA	25,862	1,644,311
Partners Group Holding AG	11,200	2,156,238
Roche Holding AG (participation certificate)	589,803	107,371,699
Schindler Holding AG:
(participation certificate)	43,314	5,104,038
(Reg.)	19,170	2,262,972
SGS SA (Reg.)	4,763	9,608,817
Sika AG (Bearer)	1,812	3,501,770
Sonova Holding AG Class B	43,272	4,011,283
Straumann Holding AG (d)	6,716	798,435
Sulzer AG (Reg.)	20,843	2,818,510
Swatch Group AG:
(Bearer)	26,246	10,743,623
(Reg.)	35,941	2,539,248
Swiss Life Holding AG	26,421	2,999,933
Swiss Prime Site AG	42,943	3,533,228
Swiss Re Ltd.	301,532	18,902,996
Swisscom AG	19,927	8,002,526
Syngenta AG (Switzerland)	80,417	27,150,900
Transocean Ltd. (Switzerland)	294,954	14,273,463
UBS AG	3,063,360	34,179,138
Zurich Financial Services AG	125,293	30,119,141
TOTAL SWITZERLAND		725,418,584
United Kingdom - 21.9%
3I Group PLC	790,618	2,582,322
Aberdeen Asset Management PLC	750,400	3,320,774
Admiral Group PLC	164,130	3,090,880
Aggreko PLC	224,711	8,420,654
AMEC PLC	269,611	4,747,649
Anglo American PLC (United Kingdom)	1,162,109	32,291,959
Antofagasta PLC	325,754	5,725,941
ARM Holdings PLC	1,154,972	10,495,966
Associated British Foods PLC	287,129	6,036,351
AstraZeneca PLC (United Kingdom)	1,093,364	51,144,023
Aviva PLC	2,459,215	12,745,857
Babcock International Group PLC	300,438	4,469,963
Common Stocks - continued
	Shares	Value
United Kingdom - continued
BAE Systems PLC	2,702,510	$ 13,667,410
Balfour Beatty PLC	565,142	2,516,199
Barclays PLC	9,770,108	28,434,275
BG Group PLC	2,854,905	58,387,112
BHP Billiton PLC	1,779,326	52,074,229
BP PLC	15,984,605	112,124,367
British American Tobacco PLC (United Kingdom)	1,651,097	86,532,363
British Land Co. PLC	686,503	5,880,894
British Sky Broadcasting Group PLC	946,846	11,441,250
BT Group PLC	6,508,211	22,481,144
Bunzl PLC	266,917	4,763,784
Burberry Group PLC	365,904	7,860,939
Capita Group PLC	535,952	6,144,302
Capital Shopping Centres Group PLC	450,008	2,413,734
Carnival PLC	148,860	5,097,106
Centrica PLC	4,323,506	22,428,213
Cobham PLC	884,912	3,081,401
Compass Group PLC	1,568,834	17,661,708
Croda International PLC	118,400	4,429,314
Diageo PLC	2,106,642	57,583,874
Eurasian Natural Resources Corp. PLC	198,850	953,231
Evraz PLC	293,200	1,047,505
Fresnillo PLC	148,712	3,686,026
G4S PLC (United Kingdom)	1,215,347	4,882,366
GKN PLC	1,316,034	4,461,434
GlaxoSmithKline PLC	4,221,946	95,695,307
Hammerson PLC	572,593	4,155,007
HSBC Holdings PLC (United Kingdom)	15,234,848	132,715,242
ICAP PLC	444,246	2,241,043
IMI PLC	266,600	3,640,559
Imperial Tobacco Group PLC	840,823	32,790,076
Inmarsat PLC	382,106	3,473,512
InterContinental Hotel Group PLC	242,806	6,191,358
Intertek Group PLC	132,533	5,923,957
Invensys PLC	697,818	2,675,893
Investec PLC	441,182	2,629,793
ITV PLC	3,179,025	4,204,830
J Sainsbury PLC	1,019,617	5,303,840
Johnson Matthey PLC	170,318	6,493,251
Kazakhmys PLC	179,153	1,686,896
Kingfisher PLC	1,971,736	8,628,543
Land Securities Group PLC	660,916	8,301,035
Legal & General Group PLC	4,935,092	10,030,318
Lloyds Banking Group PLC (a)	35,259,596	18,607,072
London Stock Exchange Group PLC	139,225	2,196,315
Lonmin PLC (d)	136,156	1,238,799
Man Group PLC	1,564,544	1,771,278
Marks & Spencer Group PLC	1,323,550	7,519,521
Meggitt PLC	641,400	4,024,903
Melrose PLC	1,055,847	3,968,339
National Grid PLC	3,114,586	33,810,185

	Shares	Value
Next PLC	141,023	$ 8,005,260
Old Mutual PLC	4,065,816	10,742,627
Pearson PLC	686,236	13,018,550
Prudential PLC	2,146,255	26,810,668
Reckitt Benckiser Group PLC	552,576	31,235,718
Reed Elsevier PLC	1,026,273	9,622,597
Rexam PLC	736,429	4,955,658
Rio Tinto PLC	1,133,894	49,504,930
Rolls-Royce Group PLC	1,584,413	20,654,802
Royal & Sun Alliance Insurance Group PLC	3,059,525	5,538,196
Royal Bank of Scotland Group PLC (a)	1,744,568	6,267,715
Royal Dutch Shell PLC:
Class A (Netherlands)	54,296	1,899,403
Class A (United Kingdom)	3,041,368	106,400,411
Class B (United Kingdom)	2,231,964	80,521,770
SABMiller PLC	800,045	35,309,419
Sage Group PLC	1,123,305	5,283,141
Schroders PLC	90,581	2,043,811
Scottish & Southern Energy PLC	794,418	17,256,179
Segro PLC	611,913	2,249,314
Serco Group PLC	413,152	3,690,132
Severn Trent PLC	200,724	5,517,036
Smith & Nephew PLC	746,739	7,925,466
Smiths Group PLC	326,832	5,423,134
Standard Chartered PLC (United Kingdom)	2,012,306	44,461,766
Standard Life PLC	1,977,848	8,331,815
Tate & Lyle PLC	378,822	3,945,922
Tesco PLC	6,772,061	36,194,655
The Weir Group PLC (d)	179,364	4,650,835
TUI Travel PLC	417,156	1,402,261
Tullow Oil PLC	761,840	16,488,043
Unilever PLC	1,076,983	38,706,929
United Utilities Group PLC	577,875	6,505,634
Vedanta Resources PLC	98,910	1,362,446
Vodafone Group PLC	41,831,035	120,638,774
Whitbread PLC	152,163	5,146,336
WM Morrison Supermarkets PLC	2,011,927	8,944,987
Xstrata PLC	1,760,651	26,620,176
TOTAL UNITED KINGDOM		1,878,299,907
TOTAL COMMON STOCKS (Cost $9,520,695,539)		8,357,419,655
Nonconvertible Preferred Stocks - 0.8%

France - 0.2%
Air Liquide SA (a)	155,792	18,331,607
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	42,156	2,115,650
Henkel AG & Co. KGaA	150,973	11,410,721
Nonconvertible Preferred Stocks - continued
	Shares	Value
Germany - continued
Porsche Automobil Holding SE (Germany)	128,954	$ 6,666,352
ProSiebenSat.1 Media AG	75,300	1,814,215
RWE AG (non-vtg.)	33,986	1,280,504
Volkswagen AG	121,656	21,483,856
TOTAL GERMANY		44,771,298
Italy - 0.1%
Telecom Italia SpA (Risparmio Shares)	4,892,596	3,869,266
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $55,267,085)		66,972,171
Government Obligations - 0.2%
Principal Amount
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.12% to 0.16% 9/13/12 to 2/14/13 (e) (Cost $18,992,723)	$ 19,000,000	18,994,676
Money Market Funds - 2.4%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	122,296,047	122,296,047
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	82,556,522	82,556,522
TOTAL MONEY MARKET FUNDS (Cost $204,852,569)		204,852,569
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $9,799,807,916)		8,648,239,071
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(86,673,335)
NET ASSETS - 100%		$ 8,561,565,736
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
27 CAC 40 Index Contracts (France)	Sept. 2012	$ 1,156,528	$ (19,095)
84 CME Yen Denom Nikkei 225 Index Contracts	Sept. 2012	4,768,887	69,935

	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased - continued
Equity Index Contracts
14 Eurex DAX Index Contracts (Germany)	Sept. 2012	$ 3,068,183	$ 163,052
936 Eurex Euro STOXX 50 Index Contracts	Sept. 2012	28,679,047	2,504,195
13 FTSE MIB Index Contracts (Italy)	Sept. 2012	1,235,103	110,478
40 Hang Seng 100 Index Contracts (Hong Kong)	Sept. 2012	4,994,617	(130,493)
3 IBEX 35 Index Contracts (Spain)	Sept. 2012	279,330	10,636
441 LIFFE FTSE 100 Index Contracts	Sept. 2012	39,903,282	984,068
67 MSCI Index Contracts (Singapore)	Sept. 2012	3,731,360	(24,711)
427 OMX Stockholm 30 Index Contracts (Sweden)	Sept. 2012	6,751,065	(204,115)
143 SFE SPI 200 Index Contracts (Australia)	Sept. 2012	15,911,647	639,468
311 TSE TOPIX Index Contracts	Sept. 2012	28,857,718	(170,730)
TOTAL EQUITY INDEX CONTRACTS		$ 139,336,767	$ 3,932,688

The face value of futures purchased as a percentage of net assets is 1.6%
Forward Foreign Currency Contracts
	Settlement Dates	Value
Contracts to Buy with Goldman Sachs
15,500,000 AUD	Sept. 2012	$ 15,982,606	198,689
28,500,000 EUR	Sept. 2012	35,854,530	(7,054)
25,700,000 GBP	Sept. 2012	40,804,454	691,928
2,730,000,000 JPY	Sept. 2012	34,871,519	36,138
44,500,000 SEK	Sept. 2012	6,714,183	369,931
		$ 134,227,292	$ 1,289,632

(Payable Amount $132,937,660)

The value of contracts to buy as a percentage of net assets - 1.6%
Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
SEK	-	Swedish krona
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $11,347,792.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 95,929
Fidelity Securities Lending Cash Central Fund	2,088,339
Total	$ 2,184,268
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 877,795,907	$ 494,122,544	$ 383,673,363	$ -
Consumer Staples	1,030,868,384	619,726,081	411,142,303	-
Energy	718,265,139	226,942,272	491,322,867	-
Financials	1,934,223,023	1,191,953,768	742,269,174	81
Health Care	858,207,385	264,926,015	593,281,370	-
Industrials	1,044,390,037	575,488,265	468,901,772	-
Information Technology	368,205,362	50,293,186	317,912,176	-
Materials	788,441,548	428,396,088	360,045,460	-
Telecommunication Services	465,551,193	158,774,312	306,776,881	-
Utilities	338,443,848	251,552,527	86,891,321	-
Government Obligations	18,994,676	-	18,994,676	-
Money Market Funds	204,852,569	204,852,569	-	-
Total Investments in Securities:	$ 8,648,239,071	$ 4,467,027,627	$ 4,181,211,363	$ 81
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$ 1,296,686	$ -	$ 1,296,686	$ -
Futures Contracts	4,481,832	4,481,832	-	-
Total Assets	$ 5,778,518	$ 4,481,832	$ 1,296,686	$ -
Liabilities
Forward Foreign Currency Contracts	$ (7,054)	$ -	$ (7,054)	$ -
Futures Contracts	(549,144)	(549,144)	-	-
Total Liabilities	$ (556,198)	$ (549,144)	$ (7,054)	$ -
Total Derivative Instruments:	$ 5,222,320	$ 3,932,688	$ 1,289,632	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 1,521,435,672
Level 2 to Level 1	$ 2,711,497
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (b)	$ 4,481,832	$ (549,144)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	1,296,686	(7,054)
Total Value of Derivatives	$ 5,778,518	$ (556,198)
(a) Value is disclosed net on the Statement of Assets and Liabilities as Unrealized appreciation and Unrealized depreciation on foreign currency contracts.

(b) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan International Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $78,605,795) - See accompanying schedule: Unaffiliated issuers (cost $9,594,955,347)	$ 8,443,386,502
Fidelity Central Funds (cost $204,852,569)	204,852,569
Total Investments (cost $9,799,807,916)		$ 8,648,239,071
Foreign currency held at value (cost $12,618,229)		12,753,235
Receivable for investments sold		3,523,296
Unrealized appreciation on foreign currency contracts		1,296,686
Receivable for closed foreign currency contracts		1,418,491
Receivable for fund shares sold		6,921,933
Dividends receivable		36,142,034
Distributions receivable from Fidelity Central Funds		211,778
Receivable from investment adviser for expense reductions		183,877
Other receivables		1,766
Total assets		8,710,692,167

Liabilities
Payable for investments purchased	$ 54,275,172
Unrealized depreciation on foreign currency contracts	7,054
Payable for fund shares redeemed	10,644,219
Accrued management fee	428,150
Payable for daily variation margin on futures contracts	503,239
Other affiliated payables	712,075
Collateral on securities loaned, at value	82,556,522
Total liabilities		149,126,431

Net Assets		$ 8,561,565,736
Net Assets consist of:
Paid in capital		$ 10,117,417,437
Undistributed net investment income		192,591,741
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(601,590,706)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,146,852,736)
Net Assets		$ 8,561,565,736

Statement of Assets and Liabilities - continued

August 31, 2012 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($2,935,865,092 ÷ 92,001,191 shares)	$ 31.91

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($3,539,527,497 ÷ 110,862,214 shares)	$ 31.93

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,084,962,422 ÷ 33,969,634 shares)	$ 31.94

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($1,001,210,725 ÷ 31,346,741 shares)	$ 31.94

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 210,766,295
Interest		12,149
Income from Fidelity Central Funds (including $2,088,339 from security lending)		2,184,268
Income before foreign taxes withheld		212,962,712
Less foreign taxes withheld		(16,136,817)
Total income		196,825,895

Expenses
Management fee	$ 2,499,468
Transfer agent fees	4,223,255
Independent trustees' compensation	27,913
Miscellaneous	11,868
Total expenses before reductions	6,762,504
Expense reductions	(1,074,933)	5,687,571
Net investment income (loss)		191,138,324
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(43,497,073)
Foreign currency transactions	(5,509,798)
Futures contracts	(8,681,117)
Total net realized gain (loss)		(57,687,988)
Change in net unrealized appreciation (depreciation) on: Investment securities	(429,519,623)
Assets and liabilities in foreign currencies	2,364,332
Futures contracts	(2,489,415)
Total change in net unrealized appreciation (depreciation)		(429,644,706)
Net gain (loss)		(487,332,694)
Net increase (decrease) in net assets resulting from operations		$ (296,194,370)

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 191,138,324	$ 307,056,865
Net realized gain (loss)	(57,687,988)	116,950,073
Change in net unrealized appreciation (depreciation)	(429,644,706)	(1,208,752,485)
Net increase (decrease) in net assets resulting from operations	(296,194,370)	(784,745,547)
Distributions to shareholders from net investment income	-	(282,810,129)
Distributions to shareholders from net realized gain	-	(5,246,083)
Total distributions	-	(288,056,212)
Share transactions - net increase (decrease)	137,871,804	(204,144,449)
Redemption fees	288,335	929,822
Total increase (decrease) in net assets	(158,034,231)	(1,276,016,386)

Net Assets
Beginning of period	8,719,599,967	9,995,616,353
End of period (including undistributed net investment income of $192,591,741 and undistributed net investment income of $1,453,417, respectively)	$ 8,561,565,736	$ 8,719,599,967

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 H	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 33.06	$ 37.29	$ 31.74	$ 20.85	$ 43.23	$ 44.73
Income from Investment Operations
Net investment income (loss) D	.71	1.19	.94	.82	1.30	1.39
Net realized and unrealized gain (loss)	(1.86)	(4.28)	5.45	10.93	(22.75)	(1.35)
Total from investment operations	(1.15)	(3.09)	6.39	11.75	(21.45)	.04
Distributions from net investment income	-	(1.12)	(.81)	(.74)	(.94)	(1.19)
Distributions from net realized gain	-	(.02)	(.03)	(.12)	-	(.36)
Total distributions	-	(1.14)	(.84)	(.86)	(.94)	(1.55)
Redemption fees added to paid in capital D	- I	- I	- I	- I	.01	.01
Net asset value, end of period	$ 31.91	$ 33.06	$ 37.29	$ 31.74	$ 20.85	$ 43.23
Total Return B, C	(3.48)%	(7.92)%	20.34%	56.36%	(50.03)%	(.15)%
Ratios to Average Net Assets E, G
Expenses before reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20% A	.11%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.20% A	.11%	.10%	.10%	.10%	.10%
Net investment income (loss)	4.52% A	3.54%	2.84%	2.72%	3.75%	2.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,935,865	$ 3,424,239	$ 6,932,647	$ 5,488,131	$ 2,697,776	$ 4,515,417
Portfolio turnover rate F	2% A	9%	1%	2%	4%	4%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HFor the year ended February 29. IAmount represents less than $.01 per share.

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 H	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 33.07	$ 37.29	$ 31.74	$ 20.85	$ 43.23	$ 44.73
Income from Investment Operations
Net investment income (loss) D	.72	1.20	.96	.83	1.31	1.41
Net realized and unrealized gain (loss)	(1.86)	(4.28)	5.44	10.93	(22.75)	(1.36)
Total from investment operations	(1.14)	(3.08)	6.40	11.76	(21.44)	.05
Distributions from net investment income	-	(1.12)	(.82)	(.75)	(.95)	(1.20)
Distributions from net realized gain	-	(.02)	(.03)	(.12)	-	(.36)
Total distributions	-	(1.14)	(.85)	(.87)	(.95)	(1.56)
Redemption fees added to paid in capital D	- I	- I	- I	- I	.01	.01
Net asset value, end of period	$ 31.93	$ 33.07	$ 37.29	$ 31.74	$ 20.85	$ 43.23
Total Return B, C	(3.45)%	(7.87)%	20.38%	56.40%	(50.02)%	(.12)%
Ratios to Average Net Assets E, G
Expenses before reductions	.17% A	.17%	.17%	.17%	.17%	.17%
Expenses net of fee waivers, if any	.12% A	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.12% A	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	4.60% A	3.57%	2.87%	2.75%	3.78%	2.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,539,527	$ 3,476,600	$ 3,062,970	$ 2,178,395	$ 1,155,867	$ 1,979,431
Portfolio turnover rate F	2% A	9%	1%	2%	4%	4%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HFor the year ended February 29. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2012	Years ended February 29,
	(Unaudited)	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 33.07	$ 31.29
Income from Investment Operations
Net investment income (loss) D	.72	.32
Net realized and unrealized gain (loss)	(1.85)	2.48 G
Total from investment operations	(1.13)	2.80
Distributions from net investment income	-	(1.02)
Redemption fees added to paid in capital D, J	-	-
Net asset value, end of period	$ 31.94	$ 33.07
Total Return B, C	(3.42)%	9.44%
Ratios to Average Net Assets E, I
Expenses before reductions	.10% A,L	.10% A
Expenses net of fee waivers, if any	.07% A	.07% A
Expenses net of all reductions	.07% A	.07% A
Net investment income (loss)	4.65% A	2.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,084,962	$ 860,659
Portfolio turnover rate F	2% A	9% K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. HFor the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KAmount not annualized. LAmount represents .095%.

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended August 31, 2012	Years ended February 29,
	(Unaudited)	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 33.07	$ 31.29
Income from Investment Operations
Net investment income (loss) D	.73	.32
Net realized and unrealized gain (loss)	(1.86)	2.48 G
Total from investment operations	(1.13)	2.80
Distributions from net investment income	-	(1.02)
Redemption fees added to paid in capital D, J	-	-
Net asset value, end of period	$ 31.94	$ 33.07
Total Return B, C	(3.42)%	9.45%
Ratios to Average Net Assets E, I
Expenses before reductions	.08% A,L	.08% A
Expenses net of fee waivers, if any	.06% A	.06% A
Expenses net of all reductions	.06% A	.06% A
Net investment income (loss)	4.66% A	2.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,001,211	$ 958,101
Portfolio turnover rate F	2% A	9% K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. HFor the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KAmount not annualized. LAmount represents .075%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2012 (Unaudited)

1. Organization.

Spartan Extended Market Index Fund and Spartan International Index Fund (the Funds) are funds of Fidelity Concord Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Spartan Extended Market Index Fund offers Investor Class, Fidelity Advantage Class and Fidelity Advantage Institutional Class shares. Spartan International Index Fund offers Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class shares. Each class has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred and certain class-level expense reductions.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendor or broker to value their investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by each Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012, including information on transfers between Levels 1 and 2, is included at the end of each Fund's Schedule of Investments.

Foreign Currency Translation. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, redemptions in kind, partnerships, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Spartan Extended Market Index	$ 7,184,588,688	$ 1,767,603,395	$ (1,027,602,382)	$ 740,001,013
Spartan International Index	9,825,718,764	1,246,324,488	(2,423,804,181)	(1,177,479,693)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At February 29, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
	2017	2018	2019	Total with expiration
Spartan International Index	$ (119,933,607)	$ (148,608,684)	$ (49,793,394)	$ (318,335,685)
No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryfoward
Spartan International Index	$ (16,915,714)	$ (105,327,009)	$ (122,242,723)	$ (440,578,408)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 90 days are subject to a redemption fee equal to .75% and 1.00% of the net asset value of shares redeemed from Spartan Extended Market Index and Spartan International Index, respectively. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as shown in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Extended Market Index
Equity Risk
Futures Contracts	$ 1,269,041	$ (1,525,290)
Totals (a)	$ 1,269,041	$ (1,525,290)
Spartan International Index
Equity Risk
Futures Contracts	$ (8,681,117)	$ (2,489,415)
Foreign Exchange Risk
Forward Foreign Currency Contracts	(4,893,767)	2,743,051
Totals (a)	$ (13,574,884)	$ 253,636

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Spartan International Index Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset, and any realized gain or (loss) is recognized on the date of offset. Any unrealized appreciation or (depreciation) on offsetting contracts that settle after period end are reflected as a receivable or payable for closed forward foreign currency contracts in the Statement of Assets and Liabilities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open forward foreign currency contracts at period end are shown in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The value reflects each contract's exposure to the underlying currency at period end. Forward foreign currency contracts that have been offset with different counterparties are reflected as both a contract to buy and a contract to sell.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market and to fluctuations in currency values.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Extended Market Index	573,215,557	331,508,158
Spartan International Index	416,738,044	61,908,440

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .06% for each Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Extended Market Index Fund	.10%	.07%	n/a	.07%
Spartan International Index Fund	.20%	.17%	.095%	.075%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at annual rates based on average net assets noted in the table below. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, each class pays all or a portion of the transfer agent fees at an annual rate based on average net assets as noted in the following table:

	Received by FIIOC	Paid by Class
Spartan Extended Market Index
Investor Class	.075%	.04%
Fidelity Advantage Class	.045%	.01%
Fidelity Advantage Institutional Class	.015%	.01%

Spartan International Index
Investor Class	.21%	.14%
Fidelity Advantage Class	.11%	.11%
Institutional Class	.035%	.035%
Fidelity Advantage Institutional Class	.015%	.015%

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Spartan Extended Market Index
Investor Class	$ 416,288
Fidelity Advantage Class	222,141
Fidelity Advantage Institutional Class	6
$ 638,435
Spartan International Index
Investor Class	$ 2,078,795
Fidelity Advantage Class	1,906,769
Institutional Class	167,240
Fidelity Advantage Institutional Class	70,451
$ 4,223,255

Semiannual Report

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Extended Market Index	$ 9,086
Spartan International Index	11,868

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR contractually agreed to reimburse certain classes to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2013. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. Total reimbursements are included in the following table:

	Expense Limitations	Reimbursement from adviser
Spartan Extended Market Index
Fidelity Advantage Institutional Class	.06%	$ 6
Spartan International Index
Fidelity Advantage Class	.12%	878,580
Institutional Class	.07%	122,753
Fidelity Advantage Institutional Class	.06%	73,598

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

Management fee reduction

Spartan Extended Market Index	$ 115
Spartan International Index	2

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2012	Year ended February 29, 2012 A
Spartan Extended Market Index
From net investment income
Investor Class	$ 3,419,624	$ 44,200,763
Fidelity Advantage Class	7,160,824	25,213,023
Fidelity Advantage Institutional Class	208	1,161
Total	$ 10,580,656	$ 69,414,947

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders - continued

	Six months ended August 31, 2012	Year ended February 29, 2012 A
Spartan Extended Market Index
From net realized gain
Investor Class	$ 21,414,585	$ 88,449,322
Fidelity Advantage Class	42,226,525	39,529,035
Fidelity Advantage Institutional Class	1,127	1,102
Total	$ 63,642,237	$ 127,979,459
Spartan International Index
From net investment income
Investor Class	$ -	$ 148,424,687
Fidelity Advantage Class	-	91,917,749
Institutional Class	-	20,201,408
Fidelity Advantage Institutional Class	-	22,266,285
Total	$ -	$ 282,810,129
From net realized gain
Investor Class	$ -	$ 3,579,535
Fidelity Advantage Class	-	1,666,548
Total	$ -	$ 5,246,083

A Distributions for Institutional Class and Fidelity Advantage Institutional Class are for the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2012	Year ended February 29, 2012 A	Six months ended August 31, 2012	Year ended February 29, 2012 A
Spartan Extended Market Index
Investor Class
Shares sold	6,873,780	40,837,111	$ 266,500,081	$ 1,555,171,539
Reinvestment of distributions	616,334	3,525,601	23,950,743	129,930,899
Shares redeemed	(23,865,144)	(88,688,944)	(931,281,040)	(3,356,270,130)
Net increase (decrease)	(16,375,030)	(44,326,232)	$ (640,830,216)	$ (1,671,167,692)
Fidelity Advantage Class
Shares sold	33,722,081	68,841,430	$ 1,311,638,160	$ 2,626,867,824
Reinvestment of distributions	1,222,403	1,645,712	47,502,565	59,386,217
Shares redeemed	(11,574,778)	(9,691,823)	(446,713,747)	(362,785,045)
Net increase (decrease)	23,369,706	60,795,319	$ 912,426,978	$ 2,323,468,996
Fidelity Advantage Institutional Class
Shares sold	-	2,884	$ -	$ 100,000
Reinvestment of distributions	34	66	1,335	2,263
Shares redeemed	-	-	-	-
Net increase (decrease)	34	2,950	$ 1,335	$ 102,263
Spartan International Index
Investor Class
Shares sold	10,387,068	51,659,320	$ 323,339,738	$ 1,725,521,597
Reinvestment of distributions	-	4,931,710	-	146,703,273
Shares redeemed	(21,953,657)	(138,930,396) B	(697,591,179)	(4,508,596,328) B
Net increase (decrease)	(11,566,589)	(82,339,366)	$ (374,251,441)	$ (2,636,371,458)
Fidelity Advantage Class
Shares sold	23,229,567	50,383,664	$ 733,220,668	$ 1,659,791,665
Reinvestment of distributions	-	2,688,031	-	79,393,189
Shares redeemed	(17,508,273)	(30,064,805)	(541,857,273)	(976,577,403)
Net increase (decrease)	5,721,294	23,006,890	$ 191,363,395	$ 762,607,451

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2012	Year ended February 29, 2012 A	Six months ended August 31, 2012	Year ended February 29, 2012 A
Institutional Class
Shares sold	10,987,056	26,471,830	$ 342,328,696	$ 810,287,820
Reinvestment of distributions	-	700,632	-	20,199,209
Shares redeemed	(3,042,670)	(1,147,214)	(94,486,339)	(35,649,587)
Net increase (decrease)	7,944,386	26,025,248	$ 247,842,357	$ 794,837,442
Fidelity Advantage Institutional Class
Shares sold	4,597,307	29,053,528	$ 142,177,170	$ 879,203,212
Reinvestment of distributions	-	772,330	-	22,266,285
Shares redeemed	(2,223,146)	(853,278)	(69,259,677)	(26,687,381)
Net increase (decrease)	2,374,161	28,972,580	$ 72,917,493	$ 874,782,116

A Share transactions for Institutional Class and Fidelity Advantage Institutional Class are for the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

B Amount includes in-kind redemptions.

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Extended Market Index Fund / Spartan International Index Fund / Spartan Total Market Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Semiannual Report

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for Fidelity Advantage Class and Investor Class (and, for Spartan Total Market Index Fund, Class F), as well as each fund's relative investment performance for Fidelity Advantage Class and Investor Class (and, for Spartan Total Market Index Fund, Class F) measured over multiple periods against a broad-based securities market index. The Board noted that FMR believes that no meaningful peer group exists for the funds principally because most other funds in each fund's third-party peer group have different and/or broader investment mandates than the fund's more specialized strategies. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of Fidelity Advantage Class and Investor Class of the fund and the cumulative total returns of a broad-based securities market index ("benchmark"). For Spartan Total Market Index Fund, the returns of Fidelity Advantage Class and Investor Class show the performance of the highest and lowest performing classes, respectively (based on five-year performance). (Institutional Class and Fidelity Advantage Institutional Class of Spartan International Index Fund and Spartan Total Market Index Fund had less than one year of performance as of December 31, 2011. Fidelity Advantage Institutional Class of Spartan Extended Market Index Fund had less than one year of performance as of December 31, 2011.)

Spartan Extended Market Index Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the one- and three-year periods, although the five-year cumulative total return of Fidelity Advantage Class compared favorably to its benchmark. The Board noted that the fund bears fees, expenses, and brokerage commissions while the benchmark does not. In addition, the Board noted that the performance of the fund and benchmark may vary due to valuation differences. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund relative to the index it seeks to track.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Spartan International Index Fund

The Board noted that the investment performance of the fund was lower than its benchmark for all the periods shown, primarily because the fund bears fees, expenses, and brokerage commissions while the benchmark does not. In addition, the Board noted that the performance of the fund and benchmark may vary due to valuation differences. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund relative to the index it seeks to track.

Spartan Total Market Index Fund

The Board noted that the investment performance of the fund was lower than its benchmark for all the periods shown, primarily because the fund bears fees, expenses, and brokerage commissions while the benchmark does not. In addition, the Board noted that the performance of the fund and benchmark may vary due to valuation differences. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Semiannual Report

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 6% would mean that 94% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under each fund's management contract.

Spartan Extended Market Index Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective September 1, 2011) that lowered the fund's management fee from 0.07% to 0.06%. The Board considered that the chart reflects the fund's lower management fee for 2011, as if the lower fee were in effect for the entire year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Spartan International Index Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective September 1, 2011) that lowered the fund's management fee from 0.17% to 0.06%. The Board also considered that it had approved an amended and restated sub-advisory contract for the fund with Geode Capital Management, LLC (Geode) that lowered the sub-advisory fees that FMR pays to Geode. The Board considered that the chart reflects the fund's lower management fee for 2011, as if the lower fee were in effect for the entire year.

Spartan Total Market Index Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective September 1, 2011) that lowered the fund's management fee from 0.07% to 0.045%. The Board also considered that it had approved an amended and restated sub-advisory contract for the fund with Geode Capital Management, LLC (Geode) that lowered the sub-advisory fees that FMR pays to Geode. The Board considered that the chart reflects the fund's lower management fee for 2011, as if the lower fee were in effect for the entire year.

Semiannual Report

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each fund ranked below its competitive median for the period.

With respect to Spartan Extended Market Index Fund, the Board also considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.07%; Fidelity Advantage Institutional Class: 0.07%; and Investor Class: 0.10%. These contractual arrangements may not be increased without the approval of the Board and, with respect to Fidelity Advantage Class and Investor Class, the shareholders of the applicable class. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed 0.06% through April 30, 2013.

With respect to Spartan International Index Fund, the Board also considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.17%; Fidelity Advantage Institutional Class: 0.075%; Institutional Class: 0.095%; and Investor Class: 0.20%. These contractual arrangements may not be increased without the approval of the Board and, with respect to Fidelity Advantage Class and Investor Class, the shareholders of the applicable class. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, and Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.12%, 0.06%, and 0.07% through April 30, 2013.

With respect to Spartan Total Market Index Fund, the Board also considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the following classes of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.07%; Fidelity Advantage Institutional Class: 0.06%; Institutional Class: 0.07%; and Investor Class: 0.10%. These contractual arrangements may not be increased without the approval of the Board and, with respect to Fidelity Advantage Class and Investor Class, the shareholders of the applicable class. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Institutional Class and Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.045% and 0.06% through April 30, 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

SIF-I-USAN-1012
1.929381.100

Spartan® Total Market Index

Fund
Class F

Semiannual Report

August 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Spartan Total Market Index Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Investor Class	.100%
Actual		$ 1,000.00	$ 1,033.90	$ .51
Hypothetical A		$ 1,000.00	$ 1,024.70	$ .51
Fidelity Advantage Class	.070%
Actual		$ 1,000.00	$ 1,033.70	$ .36
Hypothetical A		$ 1,000.00	$ 1,024.85	$ .36
Institutional Class	.060%
Actual		$ 1,000.00	$ 1,034.10	$ .31
Hypothetical A		$ 1,000.00	$ 1,024.90	$ .31
Fidelity Advantage Institutional Class	.045%
Actual		$ 1,000.00	$ 1,034.10	$ .23
Hypothetical A		$ 1,000.00	$ 1,024.98	$ .23
Class F	.050%
Actual		$ 1,000.00	$ 1,034.00	$ .26
Hypothetical A		$ 1,000.00	$ 1,024.95	$ .26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Spartan Total Market Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.0	3.3
Exxon Mobil Corp.	2.6	2.7
Microsoft Corp.	1.5	1.6
Chevron Corp.	1.4	1.4
General Electric Co.	1.4	1.3
IBM Corp.	1.4	1.5
AT&T, Inc.	1.4	1.2
Procter & Gamble Co.	1.2	1.2
Johnson & Johnson	1.2	1.2
Pfizer, Inc.	1.1	1.1
	17.2
Market Sectors as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.3	19.2
Financials	15.7	15.2
Consumer Discretionary	11.9	11.8
Health Care	11.6	11.3
Industrials	10.5	11.0
Energy	10.1	11.1
Consumer Staples	9.6	9.3
Materials	3.8	4.0
Utilities	3.5	3.4
Telecommunication Services	2.8	2.5

Semiannual Report

Spartan Total Market Index Fund

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 0.3%
Allison Transmission Holdings, Inc. (d)	19,290	$ 342,783
American Axle & Manufacturing Holdings, Inc. (a)	49,377	551,541
Amerigon, Inc. (d)	22,586	268,096
BorgWarner, Inc. (a)(d)	97,491	6,705,431
Cooper Tire & Rubber Co.	48,613	971,774
Dana Holding Corp.	120,750	1,649,445
Dorman Products, Inc. (a)(d)	25,196	742,778
Drew Industries, Inc. (a)(d)	16,139	467,547
Exide Technologies (a)	48,227	147,575
Federal-Mogul Corp. Class A (a)	43,356	405,812
Fuel Systems Solutions, Inc. (a)(d)	13,525	238,040
Gentex Corp. (d)	118,822	2,081,761
Johnson Controls, Inc.	590,886	16,078,008
Lear Corp.	84,445	3,278,999
Modine Manufacturing Co. (a)	32,309	226,486
Motorcar Parts of America, Inc. (a)	7,628	36,996
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	7,089	5,813
Spartan Motors, Inc.	44,931	224,206
Standard Motor Products, Inc.	17,952	316,673
Stoneridge, Inc. (a)	17,302	109,349
Strattec Security Corp.	672	14,717
Superior Industries International, Inc.	24,943	426,276
Tenneco, Inc. (a)(d)	46,714	1,418,704
The Goodyear Tire & Rubber Co. (a)	202,340	2,468,548
Tower International, Inc. (a)	4,070	30,647
TRW Automotive Holdings Corp. (a)	89,798	3,925,071
UQM Technologies, Inc. (a)(d)	20,640	20,846
Visteon Corp. (a)	46,798	2,153,644
		45,307,566
Automobiles - 0.4%
Ford Motor Co.	3,324,954	31,055,070
General Motors Co. (a)	522,227	11,149,546
Harley-Davidson, Inc.	200,972	8,432,785
Tesla Motors, Inc. (a)(d)	44,292	1,263,208
Thor Industries, Inc. (d)	39,293	1,235,372
Winnebago Industries, Inc. (a)(d)	22,867	262,971
		53,398,952
Distributors - 0.1%
Core-Mark Holding Co., Inc.	8,027	365,550
Genuine Parts Co.	144,858	9,149,231
LKQ Corp. (a)(d)	122,446	4,621,112
Pool Corp. (d)	41,433	1,632,046
VOXX International Corp. (a)	18,073	135,548
Weyco Group, Inc.	1,992	45,696
		15,949,183
Diversified Consumer Services - 0.2%
American Public Education, Inc. (a)(d)	16,975	572,058

	Shares	Value
Apollo Group, Inc. Class A (non-vtg.) (a)(d)	116,843	$ 3,137,235
Ascent Capital Group, Inc. (a)(d)	16,905	871,453
Bridgepoint Education, Inc. (a)(d)	11,294	111,359
Capella Education Co. (a)(d)	13,812	429,139
Career Education Corp. (a)	44,821	141,186
Carriage Services, Inc.	4,102	37,082
Coinstar, Inc. (a)(d)	21,619	1,105,163
Collectors Universe, Inc.	4,772	70,053
Corinthian Colleges, Inc. (a)	84,173	170,029
DeVry, Inc. (d)	60,163	1,161,748
Education Management Corp. (a)(d)	26,671	79,746
Grand Canyon Education, Inc. (a)	21,711	458,536
H&R Block, Inc.	269,674	4,465,801
Hillenbrand, Inc.	60,464	1,095,608
ITT Educational Services, Inc. (a)	27,454	878,803
K12, Inc. (a)(d)	24,400	513,620
Learning Tree International, Inc. (a)	3,285	13,469
Lincoln Educational Services Corp.	15,671	66,602
Mac-Gray Corp.	7,087	92,698
Matthews International Corp. Class A (d)	31,601	945,818
National American University Holdings, Inc.	5,378	21,835
Regis Corp.	37,626	677,644
School Specialty, Inc. (a)(d)	13,358	37,670
Service Corporation International	236,136	3,079,213
Sotheby's Class A (Ltd. vtg.)	59,342	1,855,031
Steiner Leisure Ltd. (a)	10,649	497,734
Stewart Enterprises, Inc. Class A	55,722	410,114
Strayer Education, Inc. (d)	14,558	943,067
Universal Technical Institute, Inc.	29,419	353,322
Weight Watchers International, Inc.	17,409	831,628
		25,124,464
Hotels, Restaurants & Leisure - 2.0%
AFC Enterprises, Inc. (a)	18,286	439,230
Ambassadors Group, Inc.	24,177	131,281
Ameristar Casinos, Inc.	18,903	318,516
Bally Technologies, Inc. (a)	46,562	2,062,231
Biglari Holdings, Inc. (a)	607	213,300
BJ's Restaurants, Inc. (a)(d)	21,746	892,673
Bloomin' Brands, Inc.	25,018	324,734
Bluegreen Corp. (a)	11,189	63,889
Bob Evans Farms, Inc.	27,901	1,097,625
Boyd Gaming Corp. (a)(d)	49,786	299,214
Bravo Brio Restaurant Group, Inc. (a)	12,451	201,333
Brinker International, Inc.	62,217	2,143,998
Buffalo Wild Wings, Inc. (a)	13,815	1,060,716
Burger King Worldwide, Inc. (a)	82,686	1,077,399
Caesars Entertainment Corp. (d)	1,145	8,221
Caribou Coffee Co., Inc. (a)(d)	18,083	231,282
Carnival Corp. unit (d)	368,341	12,774,066
Carrols Restaurant Group, Inc. (a)	6,381	36,244
CEC Entertainment, Inc.	20,553	610,630
Chipotle Mexican Grill, Inc. (a)	27,558	7,954,341
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Choice Hotels International, Inc. (d)	44,031	$ 1,387,417
Churchill Downs, Inc. (d)	10,397	595,020
Chuys Holdings, Inc.	5,695	117,431
Cosi, Inc. (a)(d)	46,943	35,207
Cracker Barrel Old Country Store, Inc.	18,601	1,171,491
Darden Restaurants, Inc.	104,736	5,441,035
Del Frisco's Restaurant Group, Inc. (a)	5,543	82,258
Denny's Corp. (a)(d)	71,197	348,153
DineEquity, Inc. (a)	12,829	679,552
Domino's Pizza, Inc.	66,862	2,369,589
Dover Downs Gaming & Entertainment, Inc.	1,508	3,770
Dover Motorsports, Inc. (a)	9,993	14,590
Dunkin' Brands Group, Inc.	91,395	2,662,336
Einstein Noah Restaurant Group, Inc.	3,797	65,612
Empire Resorts, Inc. (a)	4,429	8,681
Entertainment Gaming Asia, Inc. (a)	8,246	18,471
Famous Dave's of America, Inc. (a)	2,311	23,110
Fiesta Restaurant Group, Inc. (a)	6,381	102,479
Frisch's Restaurants, Inc.	500	16,505
Gaylord Entertainment Co. (a)(d)	33,863	1,372,806
Hyatt Hotels Corp. Class A (a)	51,855	1,966,860
Ignite Restaurant Group, Inc. (a)	4,841	72,518
International Game Technology	268,403	3,298,673
International Speedway Corp. Class A	20,854	554,925
Interval Leisure Group, Inc.	29,497	544,220
Isle of Capri Casinos, Inc. (a)	20,657	129,313
Jack in the Box, Inc. (a)(d)	42,139	1,099,407
Jamba, Inc. (a)(d)	95,683	236,337
Kona Grill, Inc. (a)	4,029	34,367
Krispy Kreme Doughnuts, Inc. (a)	47,141	347,901
Lakes Entertainment, Inc. (a)	2,872	7,123
Las Vegas Sands Corp.	337,088	14,289,160
Life Time Fitness, Inc. (a)(d)	28,392	1,348,052
Luby's, Inc. (a)(d)	14,614	87,392
Marcus Corp.	22,859	295,110
Marriott International, Inc. Class A	251,677	9,483,189
Marriott Vacations Worldwide Corp.	23,385	751,126
McDonald's Corp.	887,572	79,428,818
MGM Mirage, Inc. (a)(d)	263,498	2,598,090
Monarch Casino & Resort, Inc. (a)	4,802	36,207
Morgans Hotel Group Co. (a)	27,678	143,372
MTR Gaming Group, Inc. (a)	11,304	41,203
Multimedia Games Holding Co., Inc. (a)	20,726	324,776
Orient Express Hotels Ltd. Class A (a)(d)	63,690	559,835
Panera Bread Co. Class A (a)(d)	26,570	4,115,693
Papa John's International, Inc. (a)	19,260	991,697
Peet's Coffee & Tea, Inc. (a)(d)	16,486	1,211,721
Penn National Gaming, Inc. (a)	50,336	1,977,701
Pinnacle Entertainment, Inc. (a)(d)	61,922	685,477
Premier Exhibitions, Inc. (a)	1,375	3,121

	Shares	Value
Red Lion Hotels Corp. (a)	3,129	$ 22,779
Red Robin Gourmet Burgers, Inc. (a)(d)	21,139	655,520
Rick's Cabaret International, Inc. (a)(d)	5,726	43,747
Royal Caribbean Cruises Ltd. (d)	140,250	3,789,555
Ruby Tuesday, Inc. (a)(d)	44,363	299,894
Ruth's Hospitality Group, Inc. (a)(d)	33,916	207,566
Scientific Games Corp. Class A (a)	45,645	334,578
Shuffle Master, Inc. (a)(d)	42,130	639,112
Six Flags Entertainment Corp.	45,506	2,513,296
Sonic Corp. (a)(d)	98,965	927,302
Speedway Motorsports, Inc.	7,569	116,033
Starbucks Corp.	662,423	32,862,805
Starwood Hotels & Resorts Worldwide, Inc.	173,115	9,543,830
Texas Roadhouse, Inc. Class A	57,171	981,626
The Cheesecake Factory, Inc. (d)	39,940	1,326,407
Town Sports International Holdings, Inc. (a)	13,107	170,653
Vail Resorts, Inc. (d)	30,368	1,565,470
Wendy's Co.	250,660	1,070,318
WMS Industries, Inc. (a)(d)	38,370	611,234
Wyndham Worldwide Corp.	137,748	7,182,181
Wynn Resorts Ltd.	66,878	6,899,803
Yum! Brands, Inc.	402,772	25,664,632
		272,548,161
Household Durables - 0.5%
American Greetings Corp. Class A (d)	30,155	433,930
Bassett Furniture Industries, Inc.	1,947	23,539
Beazer Homes USA, Inc. (a)(d)	105,030	308,788
Blyth, Inc. (d)	16,038	678,728
Brookfield Residential Properties, Inc. (a)	26,060	369,270
Cavco Industries, Inc. (a)(d)	9,813	449,435
Cobra Electronics Corp. (a)	1,032	4,943
CSS Industries, Inc.	16,118	321,876
D.R. Horton, Inc.	238,199	4,523,399
Dixie Group, Inc. (a)	2,977	10,181
Emerson Radio Corp. (a)	23,724	48,634
Ethan Allen Interiors, Inc.	19,507	430,715
Flexsteel Industries, Inc.	2,547	49,972
Furniture Brands International, Inc. (a)(d)	57,083	57,654
Garmin Ltd. (d)	105,419	4,253,657
Harman International Industries, Inc.	71,938	3,311,306
Helen of Troy Ltd. (a)(d)	25,644	806,247
Hooker Furniture Corp.	13,495	153,168
Hovnanian Enterprises, Inc. Class A (a)(d)	261,523	763,647
iRobot Corp. (a)	21,633	544,935
Jarden Corp.	66,002	3,189,877
KB Home (d)	56,985	629,114
Kid Brands, Inc. (a)	16,651	15,818
Koss Corp.	2,669	13,238
La-Z-Boy, Inc. (a)	34,909	481,744
Leggett & Platt, Inc.	108,396	2,573,321
Lennar Corp. Class A (d)	131,908	4,277,776
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Libbey, Inc. (a)(d)	16,641	$ 244,456
Lifetime Brands, Inc.	2,385	26,140
M.D.C. Holdings, Inc. (d)	26,306	912,292
M/I Homes, Inc. (a)(d)	24,871	480,010
Meritage Homes Corp. (a)(d)	46,552	1,734,993
Mohawk Industries, Inc. (a)	44,563	3,210,764
Newell Rubbermaid, Inc.	245,601	4,403,626
NVR, Inc. (a)	4,152	3,438,603
PulteGroup, Inc. (a)	275,889	3,774,162
Ryland Group, Inc. (d)	32,303	866,043
Sealy Corp., Inc. (a)(d)	70,121	112,194
Skullcandy, Inc. (a)(d)	12,653	194,097
Skyline Corp.	21,741	102,835
Standard Pacific Corp. (a)(d)	98,412	659,360
Stanley Furniture Co., Inc. (a)	5,699	26,956
Tempur-Pedic International, Inc. (a)(d)	67,472	2,107,825
Toll Brothers, Inc. (a)(d)	109,727	3,590,267
Tupperware Brands Corp.	43,005	2,299,907
Universal Electronics, Inc. (a)(d)	14,332	218,850
Whirlpool Corp.	63,967	4,826,950
Zagg, Inc. (a)	21,268	160,148
		62,115,390
Internet & Catalog Retail - 0.9%
1-800-FLOWERS.com, Inc. Class A (a)	24,206	87,021
Amazon.com, Inc. (a)	308,697	76,627,856
Blue Nile, Inc. (a)(d)	11,337	424,231
dELiA*s, Inc. (a)	2,977	4,019
Expedia, Inc.	83,131	4,269,608
Gaiam, Inc. Class A (a)(d)	12,609	43,753
Geeknet, Inc. (a)	2,810	50,580
Groupon, Inc. Class A (a)(d)	270,332	1,121,878
Hollywood Media Corp. (a)	1,032	1,300
HomeAway, Inc. (a)(d)	22,951	543,021
HSN, Inc.	33,708	1,517,871
Kayak Software Corp. (d)	3,291	89,844
Liberty Media Corp. Interactive Series A (a)	513,952	9,374,484
Netflix, Inc. (a)(d)	46,920	2,802,062
NutriSystem, Inc.	26,922	276,758
Orbitz Worldwide, Inc. (a)	31,286	88,852
Overstock.com, Inc. (a)(d)	14,467	126,586
PetMed Express, Inc. (d)	32,292	331,962
Priceline.com, Inc. (a)	43,373	26,222,015
Shutterfly, Inc. (a)(d)	25,110	747,023
TripAdvisor, Inc.	84,616	2,829,559
U.S. Auto Parts Network, Inc. (a)(d)	5,048	14,892
ValueVision Media, Inc. Class A (a)	18,644	35,424
Vitacost.com, Inc. (a)(d)	15,384	96,919
		127,727,518

	Shares	Value
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc. (a)(d)	18,718	$ 809,741
Black Diamond, Inc. (a)	20,004	193,239
Brunswick Corp. (d)	68,451	1,621,604
Callaway Golf Co.	77,147	443,595
Hasbro, Inc. (d)	89,026	3,339,365
JAKKS Pacific, Inc. (d)	19,661	327,159
Johnson Outdoors, Inc. Class A (a)	3,505	71,116
Leapfrog Enterprises, Inc. Class A (a)(d)	33,741	365,752
Marine Products Corp.	11,741	68,920
Mattel, Inc.	298,569	10,491,715
Meade Instruments Corp. (a)	112	386
Nautilus, Inc. (a)	5,159	12,175
Polaris Industries, Inc.	56,100	4,218,159
Smith & Wesson Holding Corp. (a)	91,237	733,545
Steinway Musical Instruments, Inc. (a)	4,620	115,038
Sturm, Ruger & Co., Inc. (d)	24,417	1,057,256
Summer Infant, Inc. (a)(d)	32,605	86,729
		23,955,494
Media - 3.3%
A.H. Belo Corp. Class A	22,177	106,450
AMC Networks, Inc. Class A (a)	47,269	1,859,562
Arbitron, Inc.	37,846	1,331,044
Ballantyne of Omaha, Inc. (a)	17,964	77,066
Belo Corp. Series A	87,121	635,983
Cablevision Systems Corp. - NY Group Class A	252,827	3,779,764
Carmike Cinemas, Inc. (a)	21,753	250,160
CBS Corp. Class B	541,798	19,688,939
Charter Communications, Inc. Class A (a)	31,792	2,473,418
Cinemark Holdings, Inc.	79,620	1,864,700
Clear Channel Outdoor Holding, Inc. Class A	41,131	215,938
Comcast Corp. Class A	2,354,688	78,952,689
Crown Media Holdings, Inc. Class A (a)(d)	24,979	42,964
Cumulus Media, Inc. Class A (a)(d)	68,791	190,551
Dex One Corp. (a)	62,269	108,348
Digital Cinema Destinations Co.	1,935	10,275
Digital Domain Media Group, Inc. (d)	2,000	4,140
Digital Generation, Inc. (a)(d)	26,444	294,851
DIRECTV (a)	569,923	29,687,289
Discovery Communications, Inc. (a)(d)	222,440	12,198,610
DISH Network Corp. Class A	174,390	5,578,736
DreamWorks Animation SKG, Inc. Class A (a)(d)	70,761	1,200,814
E.W. Scripps Co. Class A (a)	24,274	251,721
Emmis Communications Corp. Class A (a)	7,973	19,933
Entercom Communications Corp. Class A (a)(d)	21,235	134,418
Entravision Communication Corp. Class A (d)	63,982	72,939
Fisher Communications, Inc. (d)	2,670	95,212
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Gannett Co., Inc.	189,143	$ 2,886,322
Gray Television, Inc. (a)	7,475	13,829
Harris Interactive, Inc. (a)	5,389	6,359
Harte-Hanks, Inc.	45,482	316,555
Insignia Systems, Inc. (a)	5,038	8,413
Interpublic Group of Companies, Inc.	371,287	3,950,494
John Wiley & Sons, Inc. Class A	46,973	2,317,648
Journal Communications, Inc. Class A (a)(d)	23,068	123,644
Lamar Advertising Co. Class A (a)(d)	69,336	2,296,408
Liberty Global, Inc. Class A (a)	233,612	12,911,735
Liberty Media Corp.:
Capital Series A (a)	99,109	10,335,087
rights (a)	8,565	0
Series A (a)	25,697	1,181,805
LIN TV Corp. Class A (a)	36,007	145,828
Live Nation Entertainment, Inc. (a)(d)	134,515	1,146,068
LodgeNet Entertainment Corp. (a)(d)	35,253	12,691
Martha Stewart Living Omnimedia, Inc. Class A (d)	39,255	116,195
McGraw-Hill Companies, Inc.	237,575	12,163,840
Media General, Inc. Class A (a)(d)	21,745	104,376
Meredith Corp. (d)	34,788	1,132,697
Morningstar, Inc.	22,995	1,366,133
National CineMedia, Inc.	40,280	584,060
Navarre Corp. (a)	5,954	8,157
New Frontier Media, Inc. (a)	5,133	7,597
News Corp. Class A	1,900,000	44,441,000
Nexstar Broadcasting Group, Inc. Class A (a)	2,664	23,070
Omnicom Group, Inc.	239,102	12,282,670
Outdoor Channel Holdings, Inc.	3,578	24,974
Pandora Media, Inc. (a)(d)	49,891	598,193
Radio One, Inc. Class D (non-vtg.) (a)(d)	32,336	26,677
ReachLocal, Inc. (a)	5,194	65,289
Regal Entertainment Group Class A	55,158	766,696
Rentrak Corp. (a)	4,521	78,891
Saga Communications, Inc. Class A (a)	201	8,201
Salem Communications Corp. Class A	1,732	8,608
Scholastic Corp.	17,229	526,346
Scripps Networks Interactive, Inc. Class A	74,175	4,383,743
Sinclair Broadcast Group, Inc. Class A	37,417	432,541
Sirius XM Radio, Inc. (a)(d)	3,237,203	8,190,124
Spanish Broadcasting System, Inc. Class A (a)	698	2,310
SuperMedia, Inc. (a)(d)	19,383	71,717
The Madison Square Garden Co. Class A (a)	48,198	2,034,438
The McClatchy Co. Class A (a)(d)	49,260	76,846
The New York Times Co. Class A (a)(d)	86,508	795,009
The Walt Disney Co.	1,456,178	72,037,126
Time Warner Cable, Inc.	270,271	24,005,470

	Shares	Value
Time Warner, Inc.	850,000	$ 35,317,500
Valassis Communications, Inc. (a)(d)	33,863	848,945
Viacom, Inc. Class B (non-vtg.)	435,870	21,797,859
Virgin Media, Inc.	267,613	7,378,090
Washington Post Co. Class B (d)	3,968	1,398,720
World Wrestling Entertainment, Inc. Class A	44,310	393,473
		452,276,981
Multiline Retail - 0.8%
Big Lots, Inc. (a)(d)	53,063	1,615,238
Dillard's, Inc. Class A (d)	32,687	2,454,140
Dollar General Corp. (a)	193,177	9,865,549
Dollar Tree, Inc. (a)	221,972	10,692,391
Family Dollar Stores, Inc.	100,910	6,421,912
Fred's, Inc. Class A	41,012	546,690
Gordmans Stores, Inc. (a)	10,233	179,896
JCPenney Co., Inc. (d)	127,299	3,319,958
Kohl's Corp.	200,844	10,484,057
Macy's, Inc.	353,959	14,268,087
Nordstrom, Inc.	132,194	7,644,779
Saks, Inc. (a)(d)	100,086	1,176,011
Sears Holdings Corp. (a)(d)	37,834	1,995,744
Target Corp.	518,478	33,229,255
The Bon-Ton Stores, Inc. (d)	35,903	376,622
Tuesday Morning Corp. (a)	26,882	150,270
		104,420,599
Specialty Retail - 2.4%
Aarons, Inc. Class A	69,026	2,061,807
Abercrombie & Fitch Co. Class A	96,410	3,469,796
Advance Auto Parts, Inc. (d)	61,737	4,390,735
Aeropostale, Inc. (a)	70,783	986,007
America's Car Mart, Inc. (a)	10,422	475,347
American Eagle Outfitters, Inc. (d)	183,756	4,086,733
ANN, Inc. (a)	46,918	1,669,342
Asbury Automotive Group, Inc. (a)(d)	22,455	621,779
Ascena Retail Group, Inc. (a)	98,186	1,944,083
AutoNation, Inc. (a)(d)	53,370	2,145,474
AutoZone, Inc. (a)	27,692	10,014,535
Barnes & Noble, Inc. (a)(d)	41,457	496,240
bebe Stores, Inc.	66,951	363,544
Bed Bath & Beyond, Inc. (a)(d)	201,404	13,528,307
Best Buy Co., Inc.	235,565	4,178,923
Big 5 Sporting Goods Corp.	16,237	138,339
Body Central Corp. (a)	23,522	206,523
Books-A-Million, Inc. (a)(d)	4,414	11,609
Brown Shoe Co., Inc.	39,452	592,175
Build-A-Bear Workshop, Inc. (a)(d)	4,049	17,208
Cabela's, Inc. Class A (a)(d)	38,825	1,863,988
Cache, Inc. (a)	2,880	9,734
CarMax, Inc. (a)(d)	185,600	5,677,504
Casual Male Retail Group, Inc. (a)(d)	42,389	174,643
Chico's FAS, Inc.	136,588	2,586,977
Christopher & Banks Corp.	18,173	44,706
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Citi Trends, Inc. (a)	14,433	$ 167,639
Coldwater Creek, Inc. (a)	52,942	30,177
Collective Brands, Inc. (a)(d)	44,911	971,874
Conn's, Inc. (a)	7,800	180,648
Destination Maternity Corp.	9,860	180,931
Dick's Sporting Goods, Inc.	70,000	3,483,200
DSW, Inc. Class A	22,246	1,435,312
Express, Inc. (a)	55,952	873,411
Finish Line, Inc. Class A	36,835	845,732
Five Below, Inc. (d)	9,429	303,048
Foot Locker, Inc.	123,318	4,263,103
Francescas Holdings Corp. (a)	49,606	1,752,580
GameStop Corp. Class A (d)	106,346	2,029,082
Gap, Inc.	292,068	10,461,876
Genesco, Inc. (a)(d)	19,944	1,409,044
GNC Holdings, Inc.	62,217	2,417,130
Group 1 Automotive, Inc.	17,193	945,787
Guess?, Inc.	49,289	1,284,471
Haverty Furniture Companies, Inc.	22,550	294,954
hhgregg, Inc. (a)(d)	15,184	107,655
Hibbett Sports, Inc. (a)(d)	22,731	1,319,307
Home Depot, Inc.	1,345,709	76,368,986
Hot Topic, Inc. (d)	51,429	486,004
Jos. A. Bank Clothiers, Inc. (a)(d)	18,868	908,872
Kirkland's, Inc. (a)	10,699	103,780
Limited Brands, Inc.	212,274	10,316,516
Lithia Motors, Inc. Class A (sub. vtg.)	20,666	603,654
Lowe's Companies, Inc.	1,054,726	30,038,596
Lumber Liquidators Holdings, Inc. (a)(d)	21,619	1,008,743
MarineMax, Inc. (a)(d)	10,125	73,001
Mattress Firm Holding Corp. (d)	7,207	231,993
Monro Muffler Brake, Inc.	28,456	963,236
New York & Co., Inc. (a)	19,427	72,463
O'Reilly Automotive, Inc. (a)	111,111	9,438,879
Office Depot, Inc. (a)(d)	201,295	307,981
OfficeMax, Inc. (d)	139,141	808,409
Pacific Sunwear of California, Inc. (a)(d)	60,120	146,693
Penske Automotive Group, Inc.	33,321	887,671
Perfumania Holdings, Inc. (a)	876	7,245
PetSmart, Inc.	105,988	7,516,669
Pier 1 Imports, Inc. (d)	84,654	1,564,406
RadioShack Corp. (d)	82,121	199,554
Rent-A-Center, Inc.	45,857	1,617,835
Ross Stores, Inc.	193,065	13,358,167
rue21, Inc. (a)(d)	10,092	285,705
Sally Beauty Holdings, Inc. (a)	128,102	3,522,805
Select Comfort Corp. (a)	50,428	1,440,728
Shoe Carnival, Inc.	8,791	193,402
Signet Jewelers Ltd.	71,742	3,290,088
Sonic Automotive, Inc. Class A (sub. vtg.)	32,657	583,581
Stage Stores, Inc.	23,252	498,058

	Shares	Value
Staples, Inc. (d)	598,687	$ 6,537,662
Stein Mart, Inc. (a)	16,975	153,454
Systemax, Inc. (a)(d)	6,560	76,424
Teavana Holdings, Inc. (a)	5,562	61,182
The Buckle, Inc. (d)	18,518	843,310
The Cato Corp. Class A (sub. vtg.)	30,985	910,029
The Children's Place Retail Stores, Inc. (a)	18,479	1,052,194
The Men's Wearhouse, Inc.	67,855	2,144,218
The Pep Boys - Manny, Moe & Jack (d)	127,595	1,147,079
Tiffany & Co., Inc. (d)	117,916	7,304,896
Tilly's, Inc. (a)	6,806	124,822
TJX Companies, Inc.	659,685	30,206,976
Tractor Supply Co. (d)	60,719	5,797,450
Trans World Entertainment Corp. (a)	2,977	9,824
Ulta Salon, Cosmetics & Fragrance, Inc.	46,434	4,364,796
Urban Outfitters, Inc. (a)(d)	92,367	3,467,457
Vitamin Shoppe, Inc. (a)(d)	21,941	1,176,257
West Marine, Inc. (a)	3,285	34,164
Wet Seal, Inc. Class A (a)	66,930	194,097
Williams-Sonoma, Inc.	84,343	3,459,750
Winmark Corp.	391	19,315
Zale Corp. (a)(d)	22,527	124,349
Zumiez, Inc. (a)	17,893	522,297
		333,088,741
Textiles, Apparel & Luxury Goods - 0.8%
American Apparel, Inc. (a)(d)	29,392	31,156
Carter's, Inc. (a)	39,536	2,202,551
Cherokee, Inc.	20,319	267,195
Coach, Inc.	249,501	14,503,493
Columbia Sportswear Co.	17,213	900,068
Crocs, Inc. (a)(d)	69,757	1,220,050
Culp, Inc.	7,038	74,884
Deckers Outdoor Corp. (a)	36,096	1,787,474
Delta Apparel, Inc. (a)(d)	1,905	26,994
Fifth & Pacific Companies, Inc. (a)	79,525	1,053,706
Fossil, Inc. (a)	44,521	3,782,059
G-III Apparel Group Ltd. (a)(d)	11,669	370,374
Hallwood Group, Inc. (a)	605	5,445
Hanesbrands, Inc. (a)(d)	80,441	2,608,702
Iconix Brand Group, Inc. (a)(d)	61,164	1,143,767
Joe's Jeans, Inc. (a)	32,503	37,378
K-Swiss, Inc. Class A (a)(d)	23,242	65,775
Kenneth Cole Productions, Inc. Class A (sub. vtg.) (a)	13,384	203,035
Maidenform Brands, Inc. (a)	18,000	399,420
Michael Kors Holdings Ltd.	41,224	2,224,035
Movado Group, Inc.	12,323	433,277
NIKE, Inc. Class B	326,126	31,751,627
Oxford Industries, Inc.	8,687	473,702
Perry Ellis International, Inc. (a)(d)	7,954	164,011
PVH Corp.	55,210	5,184,219
Quiksilver, Inc. (a)	80,002	250,406
R.G. Barry Corp.	3,640	52,198
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Ralph Lauren Corp.	51,225	$ 8,126,846
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	32,235	698,532
Steven Madden Ltd. (a)(d)	32,649	1,401,295
Superior Uniform Group, Inc.	859	9,999
The Jones Group, Inc.	62,712	794,561
True Religion Apparel, Inc.	28,057	650,642
Tumi Holdings, Inc. (d)	16,160	340,330
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	64,981	3,782,544
Unifi, Inc. (a)	18,843	208,780
Vera Bradley, Inc. (a)(d)	16,362	347,365
VF Corp.	79,426	12,126,762
Warnaco Group, Inc. (a)	50,511	2,597,276
Wolverine World Wide, Inc. (d)	39,176	1,842,447
		104,144,380
TOTAL CONSUMER DISCRETIONARY		1,620,057,429
CONSUMER STAPLES - 9.6%
Beverages - 2.1%
Beam, Inc.	144,501	8,433,078
Boston Beer Co., Inc. Class A (a)(d)	7,731	796,525
Brown-Forman Corp. Class B (non-vtg.)	139,755	8,958,296
Central European Distribution Corp. (a)(d)	104,154	284,340
Coca-Cola Bottling Co. CONSOLIDATED	3,094	212,372
Coca-Cola Enterprises, Inc.	270,815	7,997,167
Constellation Brands, Inc. Class A (sub. vtg.) (a)	160,834	5,297,872
Craft Brew Alliance, Inc. (a)	5,908	46,969
Dr Pepper Snapple Group, Inc.	184,807	8,281,202
Jones Soda Co. (a)(d)	15,000	4,950
MGP Ingredients, Inc.	4,299	14,101
Molson Coors Brewing Co. Class B	130,966	5,833,226
Monster Beverage Corp. (a)	131,364	7,741,281
National Beverage Corp. (a)	7,694	114,487
PepsiCo, Inc.	1,362,492	98,685,296
Primo Water Corp. (a)(d)	8,907	10,688
The Coca-Cola Co.	3,668,177	137,189,820
		289,901,670
Food & Staples Retailing - 2.1%
Andersons, Inc. (d)	16,533	664,131
Arden Group, Inc. Class A	86	7,762
Casey's General Stores, Inc.	29,353	1,659,912
Chefs' Warehouse Holdings (a)	6,997	107,544
Costco Wholesale Corp.	379,310	37,123,070
Crumbs Bake Shop, Inc. (a)(d)	5,760	15,610
CVS Caremark Corp. (d)	1,119,317	50,984,889
Fresh Market, Inc. (a)	25,589	1,476,997

	Shares	Value
Harris Teeter Supermarkets, Inc.	38,175	$ 1,491,497
Ingles Markets, Inc. Class A	19,385	309,578
Kroger Co.	476,839	10,623,973
Nash-Finch Co.	11,468	225,805
Natural Grocers by Vitamin Cottage, Inc. (d)	6,984	150,016
Pizza Inn Holdings, Inc. (a)(d)	9,079	31,232
PriceSmart, Inc. (d)	17,002	1,243,526
Rite Aid Corp. (a)	488,242	581,008
Roundy's, Inc. (d)	8,260	61,867
Safeway, Inc. (d)	265,495	4,154,997
Spartan Stores, Inc.	24,920	381,525
SUPERVALU, Inc. (d)	144,357	343,570
Susser Holdings Corp. (a)	14,504	493,426
Sysco Corp. (d)	529,521	16,044,486
The Pantry, Inc. (a)	24,320	340,966
United Natural Foods, Inc. (a)(d)	43,201	2,483,193
Village Super Market, Inc. Class A	3,352	111,722
Wal-Mart Stores, Inc.	1,530,534	111,116,768
Walgreen Co.	755,123	27,003,198
Weis Markets, Inc.	8,067	340,024
Whole Foods Market, Inc.	139,343	13,481,435
		283,053,727
Food Products - 1.7%
Alico, Inc.	172	5,440
Annie's, Inc. (d)	2,186	90,828
Archer Daniels Midland Co. (d)	516,791	13,824,159
B&G Foods, Inc. Class A	31,304	916,268
Bridgford Foods Corp. (a)	344	2,587
Bunge Ltd.	126,899	8,077,121
Cal-Maine Foods, Inc. (d)	14,807	594,945
Calavo Growers, Inc. (d)	8,788	232,355
Campbell Soup Co. (d)	184,577	6,486,036
Chiquita Brands International, Inc. (a)(d)	30,757	184,542
Coffee Holding Co., Inc.	3,401	20,916
ConAgra Foods, Inc.	341,953	8,586,440
Darling International, Inc. (a)(d)	97,539	1,621,098
Dean Foods Co. (a)	158,855	2,608,399
Diamond Foods, Inc. (d)	18,346	360,866
Dole Food Co., Inc. (a)(d)	28,149	362,559
Farmer Brothers Co. (a)	3,100	29,233
Flowers Foods, Inc.	120,921	2,497,019
Fresh Del Monte Produce, Inc.	38,697	955,816
General Mills, Inc.	522,786	20,561,173
Green Mountain Coffee Roasters, Inc. (a)(d)	100,880	2,452,393
H.J. Heinz Co.	287,153	16,000,165
Hain Celestial Group, Inc. (a)(d)	37,478	2,585,607
Hillshire Brands Co.	99,447	2,592,583
Hormel Foods Corp. (d)	148,701	4,270,693
Ingredion, Inc.	69,989	3,767,508
J&J Snack Foods Corp.	10,285	587,274
John B. Sanfilippo & Son, Inc. (a)	4,594	71,161
Kellogg Co.	207,553	10,512,559
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc. Class A	1,533,716	$ 63,695,225
Lancaster Colony Corp.	17,892	1,296,096
McCormick & Co., Inc. (non-vtg.)	124,088	7,623,967
Mead Johnson Nutrition Co. Class A	175,319	12,856,142
Omega Protein Corp. (a)	32,056	231,444
Pilgrims Pride Corp.	40,053	213,082
Post Holdings, Inc. (a)	21,935	654,760
Ralcorp Holdings, Inc. (a)	47,024	3,336,823
Sanderson Farms, Inc. (d)	16,208	713,476
Seneca Foods Corp. Class A (a)	7,029	201,100
Smart Balance, Inc. (a)	45,561	528,052
Smithfield Foods, Inc. (a)	121,954	2,356,151
Snyders-Lance, Inc.	50,907	1,190,715
The Hershey Co.	144,101	10,349,334
The J.M. Smucker Co. (d)	97,554	8,289,163
Tootsie Roll Industries, Inc. (d)	29,529	749,151
TreeHouse Foods, Inc. (a)(d)	29,752	1,545,616
Tyson Foods, Inc. Class A	246,490	3,860,033
		230,548,073
Household Products - 1.8%
Central Garden & Pet Co. Class A (non-vtg.) (a)	34,714	409,625
Church & Dwight Co., Inc.	119,008	6,514,498
Clorox Co.	108,738	7,910,690
Colgate-Palmolive Co.	391,658	41,637,162
Energizer Holdings, Inc.	57,715	3,976,564
Harbinger Group, Inc. (a)	9,831	82,187
Kimberly-Clark Corp.	340,304	28,449,414
Oil-Dri Corp. of America	644	14,748
Orchids Paper Products Co.	2,087	37,399
Procter & Gamble Co.	2,404,619	161,566,351
Spectrum Brands Holdings, Inc.	17,958	661,393
WD-40 Co.	17,410	849,782
		252,109,813
Personal Products - 0.2%
Avon Products, Inc.	410,247	6,338,316
Cyanotech Corp. (a)	2,300	13,432
Elizabeth Arden, Inc. (a)(d)	22,677	1,055,388
Estee Lauder Companies, Inc. Class A (d)	199,942	11,986,523
Herbalife Ltd. (d)	99,016	4,791,384
Inter Parfums, Inc.	14,485	240,451
Mannatech, Inc. (a)	599	3,678
MediFast, Inc. (a)	10,225	285,175
Nature's Sunshine Products, Inc.	2,859	45,086
Nu Skin Enterprises, Inc. Class A	53,831	2,233,448
Nutraceutical International Corp. (a)	4,799	73,425
Prestige Brands Holdings, Inc. (a)(d)	44,548	715,441
Revlon, Inc. (a)	13,966	185,329
Schiff Nutrition International, Inc. (a)(d)	11,821	227,909

	Shares	Value
The Female Health Co.	4,862	$ 32,819
USANA Health Sciences, Inc. (a)(d)	12,622	572,408
		28,800,212
Tobacco - 1.7%
Alliance One International, Inc. (a)(d)	89,449	259,402
Altria Group, Inc.	1,782,428	60,531,255
Lorillard, Inc.	112,003	14,057,497
Philip Morris International, Inc.	1,509,538	134,801,743
Reynolds American, Inc.	311,872	14,377,299
Star Scientific, Inc. (a)(d)	92,291	347,014
Universal Corp. (d)	28,408	1,347,391
Vector Group Ltd. (d)	25,200	428,652
		226,150,253
TOTAL CONSUMER STAPLES		1,310,563,748
ENERGY - 10.1%
Energy Equipment & Services - 1.9%
Atwood Oceanics, Inc. (a)(d)	74,378	3,442,214
Baker Hughes, Inc.	381,760	17,408,256
Basic Energy Services, Inc. (a)(d)	31,153	345,798
Bolt Technology Corp.	7,172	103,062
Bristow Group, Inc.	35,526	1,665,814
C&J Energy Services, Inc. (a)(d)	34,039	685,205
Cal Dive International, Inc. (a)(d)	78,352	116,744
Cameron International Corp. (a)	210,000	11,489,100
Carbo Ceramics, Inc. (d)	16,331	1,149,376
Dawson Geophysical Co. (a)	7,871	167,416
Diamond Offshore Drilling, Inc.	67,074	4,495,299
Dresser-Rand Group, Inc. (a)(d)	61,261	3,101,032
Dril-Quip, Inc. (a)(d)	28,922	2,025,697
ENGlobal Corp. (a)	5,637	3,946
Exterran Holdings, Inc. (a)	51,054	938,883
FMC Technologies, Inc. (a)(d)	211,230	9,894,013
Forbes Energy Services Ltd. (a)	500	1,850
Forum Energy Technologies, Inc.	11,487	271,897
Geokinetics, Inc. (a)	3,794	646
Global Geophysical Services, Inc. (a)	18,062	82,905
Gulf Island Fabrication, Inc.	10,744	279,559
Gulfmark Offshore, Inc. Class A (a)	20,706	726,366
Halliburton Co.	803,327	26,316,993
Helix Energy Solutions Group, Inc. (a)(d)	81,255	1,431,713
Helmerich & Payne, Inc.	83,157	3,795,285
Hercules Offshore, Inc. (a)	189,533	778,981
Hornbeck Offshore Services, Inc. (a)(d)	24,578	954,610
ION Geophysical Corp. (a)(d)	95,187	621,571
Key Energy Services, Inc. (a)(d)	120,415	952,483
Lufkin Industries, Inc.	26,397	1,383,731
Matrix Service Co. (a)	19,340	225,504
McDermott International, Inc. (a)	195,942	2,182,794
Mitcham Industries, Inc. (a)(d)	23,287	356,291
Nabors Industries Ltd. (a)	230,041	3,397,706
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
National Oilwell Varco, Inc.	371,052	$ 29,238,898
Natural Gas Services Group, Inc. (a)	21,602	297,892
Newpark Resources, Inc. (a)(d)	85,435	587,793
Noble Corp.	237,885	9,072,934
Oceaneering International, Inc.	89,475	4,790,492
Oil States International, Inc. (a)	42,406	3,317,845
OYO Geospace Corp. (a)(d)	6,500	595,335
Parker Drilling Co. (a)	122,844	508,574
Patterson-UTI Energy, Inc.	122,546	1,861,474
PHI, Inc. (non-vtg.) (a)(d)	18,377	506,286
Pioneer Energy Services Corp. (a)(d)	46,756	360,021
RigNet, Inc. (a)	15,376	273,078
Rowan Companies PLC (a)	100,922	3,550,436
RPC, Inc. (d)	65,463	801,922
Schlumberger Ltd.	1,168,907	84,605,489
SEACOR Holdings, Inc. (a)	20,388	1,753,572
Superior Energy Services, Inc. (a)	127,758	2,653,534
Tesco Corp. (a)	25,016	254,163
TETRA Technologies, Inc. (a)(d)	50,020	320,628
TGC Industries, Inc.	12,062	73,578
Tidewater, Inc.	43,850	2,079,806
Union Drilling, Inc. (a)(d)	22,880	97,698
Unit Corp. (a)	41,417	1,647,568
Weatherford International Ltd. (a)(d)	651,483	7,661,440
Willbros Group, Inc. (a)	33,113	162,254
		257,865,450
Oil, Gas & Consumable Fuels - 8.2%
Abraxas Petroleum Corp. (a)	126,005	255,790
Adams Resources & Energy, Inc.	1,804	63,320
Alon USA Energy, Inc.	9,432	129,030
Alpha Natural Resources, Inc. (a)	179,504	1,066,254
Amyris, Inc. (a)(d)	41,172	128,457
Anadarko Petroleum Corp.	436,141	30,211,487
Apache Corp.	342,473	29,367,060
APCO Oil and Gas International, Inc.	5,546	89,291
Approach Resources, Inc. (a)	13,537	389,053
Arch Coal, Inc.	174,273	1,064,808
Barnwell Industries, Inc. (a)	2,847	8,740
Berry Petroleum Co. Class A (d)	38,847	1,431,123
Bill Barrett Corp. (a)(d)	29,806	653,646
Bonanza Creek Energy, Inc.	8,119	163,354
BPZ Energy, Inc. (a)(d)	134,116	307,126
Cabot Oil & Gas Corp.	177,906	7,367,087
Callon Petroleum Co. (a)	31,499	174,189
Carrizo Oil & Gas, Inc. (a)(d)	24,378	615,301
Cheniere Energy, Inc. (a)(d)	185,027	2,730,999
Chesapeake Energy Corp.	568,154	10,993,780
Chevron Corp.	1,726,543	193,649,063
Cimarex Energy Co. (d)	71,646	4,098,868
Clayton Williams Energy, Inc. (a)(d)	7,754	372,580
Clean Energy Fuels Corp. (a)(d)	37,770	496,298

	Shares	Value
Cloud Peak Energy, Inc. (a)(d)	54,586	$ 960,168
Cobalt International Energy, Inc. (a)	161,814	3,674,796
Comstock Resources, Inc. (a)(d)	32,496	535,859
Concho Resources, Inc. (a)(d)	88,076	7,903,940
ConocoPhillips	1,104,066	62,699,908
CONSOL Energy, Inc. (d)	196,571	5,936,444
Contango Oil & Gas Co. (a)(d)	16,222	900,808
Continental Resources, Inc. (a)	57,407	4,251,562
CREDO Petroleum Corp. (a)	2,612	37,770
Crimson Exploration, Inc. (a)	12,416	55,624
Crosstex Energy, Inc. (d)	45,920	569,408
CVR Energy, Inc. (a)(d)	13,732	409,488
Delek US Holdings, Inc.	36,764	965,423
Denbury Resources, Inc. (a)	326,466	5,056,958
Devon Energy Corp.	328,357	18,988,885
DHT Holdings, Inc.	4,997	27,633
Double Eagle Petroleum Co. (a)	1,282	5,705
Endeavour International Corp. (a)(d)	33,475	282,864
Energen Corp.	73,288	3,741,352
Energy Partners Ltd. (a)	15,481	266,583
EOG Resources, Inc.	231,290	25,048,707
EQT Corp.	126,418	6,821,515
Evolution Petroleum Corp. (a)	6,950	55,739
EXCO Resources, Inc.	115,116	788,545
Exxon Mobil Corp.	4,094,683	357,465,826
Forest Oil Corp. (a)(d)	81,222	601,855
FX Energy, Inc. (a)(d)	35,252	269,678
Gasco Energy, Inc. (a)	97,844	13,747
Gastar Exploration Ltd. (a)	74,542	119,267
Gevo, Inc. (a)	17,509	61,982
GMX Resources, Inc. (a)(d)	74,770	59,068
Goodrich Petroleum Corp. (a)(d)	33,339	423,405
Green Plains Renewable Energy, Inc. (a)(d)	14,190	65,274
Gulfport Energy Corp. (a)(d)	37,953	998,164
Halcon Resources Corp. (a)	48,622	373,417
Harvest Natural Resources, Inc. (a)(d)	33,266	283,759
Hess Corp.	264,796	13,380,142
HKN, Inc. (a)	104	225
HollyFrontier Corp.	164,291	6,619,284
Houston American Energy Corp. (a)(d)	10,835	9,752
Hyperdynamics Corp. (a)(d)	268,169	187,718
James River Coal Co. (a)(d)	31,067	88,541
Kinder Morgan Holding Co. LLC	412,526	14,756,055
KiOR, Inc. Class A (a)(d)	14,609	111,759
Kodiak Oil & Gas Corp. (a)	378,079	3,380,026
Laredo Petroleum Holdings, Inc.	29,519	642,333
Lucas Energy, Inc. (a)	9,400	15,698
Magellan Petroleum Corp. (a)	35,895	43,433
Magnum Hunter Resources Corp. (d)	135,725	583,618
Magnum Hunter Resources Corp. warrants 10/14/13 (a)(d)	4,197	0
Marathon Oil Corp.	618,053	17,194,234
Marathon Petroleum Corp.	299,496	15,498,918
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Matador Resources Co. (d)	10,890	$ 110,860
McMoRan Exploration Co. (a)(d)	160,744	2,030,197
Midstates Petroleum Co., Inc.	20,651	168,306
Miller Energy Resources, Inc. (a)(d)	24,473	110,618
Murphy Oil Corp. (d)	169,996	8,725,895
Newfield Exploration Co. (a)	113,829	3,714,240
Noble Energy, Inc.	158,479	13,930,304
Northern Oil & Gas, Inc. (a)	45,133	737,473
Oasis Petroleum, Inc. (a)	50,628	1,484,919
Occidental Petroleum Corp.	710,475	60,397,480
Overseas Shipholding Group, Inc. (d)	83,485	501,745
Pacific Ethanol, Inc. (a)(d)	12,492	4,185
Panhandle Royalty Co. Class A	6,335	183,208
PDC Energy, Inc. (a)	25,121	699,117
Peabody Energy Corp.	236,859	5,123,260
Penn Virginia Corp. (d)	41,256	252,074
Petroquest Energy, Inc. (a)(d)	70,948	451,939
Phillips 66	536,226	22,521,492
Pioneer Natural Resources Co.	102,902	10,018,539
Plains Exploration & Production Co. (a)	139,377	5,480,304
QEP Resources, Inc. (d)	148,907	4,272,142
Quicksilver Resources, Inc. (a)(d)	93,566	318,124
Range Resources Corp. (d)	136,167	8,876,727
Recovery Energy, Inc. (a)	5,171	16,806
Renewable Energy Group, Inc.	5,623	29,914
Rentech, Inc. (a)	169,556	373,023
Resolute Energy Corp. (a)	29,689	268,389
Rex American Resources Corp. (a)	3,020	52,548
Rex Energy Corp. (a)	32,188	398,809
Rosetta Resources, Inc. (a)(d)	41,835	1,796,395
Royale Energy, Inc. (a)(d)	5,368	11,971
Sanchez Energy Corp. (d)	7,390	141,001
SandRidge Energy, Inc. (a)(d)	334,445	2,197,304
Saratoga Resources, Inc. (a)(d)	16,554	86,577
SemGroup Corp. Class A (a)	56,834	2,019,880
Ship Finance International Ltd. (NY Shares) (d)	31,210	503,729
SM Energy Co.	62,332	2,943,940
Solazyme, Inc. (a)(d)	23,891	286,453
Southwestern Energy Co. (a)(d)	311,245	9,689,057
Spectra Energy Corp. (d)	568,524	16,066,488
Stone Energy Corp. (a)(d)	34,932	821,950
Sunoco, Inc.	90,108	4,252,197
Swift Energy Co. (a)(d)	28,396	553,438
Synergy Resources Corp. (a)	26,560	74,368
Syntroleum Corp. (a)(d)	150,374	105,262
Targa Resources Corp.	22,682	1,026,814
Teekay Corp.	34,398	1,017,493
Tengasco, Inc. (a)	12,601	8,947
Tesoro Corp.	118,598	4,713,085
Ultra Petroleum Corp. (a)(d)	143,182	2,943,822

	Shares	Value
Uranium Energy Corp. (a)	54,945	$ 140,110
Uranium Resources, Inc. (a)(d)	262,828	118,273
US Energy Corp. (a)	13,579	29,602
USEC, Inc. (a)(d)	83,065	51,500
VAALCO Energy, Inc. (a)(d)	68,248	505,718
Valero Energy Corp. (d)	483,153	15,103,363
Venoco, Inc. (a)(d)	17,373	194,230
Verenium Corp. (a)	522	1,644
Voyager Oil & Gas, Inc. (a)	29,715	36,847
W&T Offshore, Inc.	37,319	644,126
Warren Resources, Inc. (a)(d)	48,923	142,366
Western Refining, Inc.	40,348	1,128,534
Westmoreland Coal Co. (a)(d)	9,150	70,730
Whiting Petroleum Corp. (a)(d)	97,028	4,319,687
Williams Companies, Inc.	537,009	17,329,280
World Fuel Services Corp.	59,334	2,207,818
WPX Energy, Inc.	160,792	2,508,355
ZaZa Energy Corp. (a)(d)	19,430	58,679
Zion Oil & Gas, Inc. (a)(d)	8,166	23,355
		1,116,186,591
TOTAL ENERGY		1,374,052,041
FINANCIALS - 15.7%
Capital Markets - 1.7%
Affiliated Managers Group, Inc. (a)	41,758	4,911,576
Ameriprise Financial, Inc.	193,199	10,608,557
Arlington Asset Investment Corp. (d)	9,211	210,932
Artio Global Investors, Inc. Class A	48,721	151,035
Bank of New York Mellon Corp.	1,054,424	23,766,717
BGC Partners, Inc. Class A	92,324	416,381
BlackRock, Inc. Class A	89,993	15,872,065
Calamos Asset Management, Inc. Class A	22,184	246,908
Charles Schwab Corp.	880,911	11,883,489
CIFI Corp. (a)	3,896	29,337
Cohen & Steers, Inc. (d)	17,375	586,406
Cowen Group, Inc. Class A (a)	80,174	209,254
Diamond Hill Investment Group, Inc.	1,102	80,457
Duff & Phelps Corp. Class A (d)	22,401	296,813
E*TRADE Financial Corp. (a)	196,801	1,686,585
Eaton Vance Corp. (non-vtg.) (d)	83,276	2,255,947
Edelman Financial Group, Inc.	24,098	212,544
Epoch Holding Corp.	13,351	281,172
Evercore Partners, Inc. Class A	15,573	384,653
FBR Capital Markets Corp. (a)	45,886	139,035
Federated Investors, Inc. Class B (non-vtg.) (d)	80,486	1,707,913
Financial Engines, Inc. (a)	31,271	666,072
Franklin Resources, Inc.	129,776	15,235,702
FXCM, Inc. Class A	51,378	450,071
GAMCO Investors, Inc. Class A	6,083	274,343
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
GFI Group, Inc.	69,449	$ 194,457
Gleacher & Co., Inc. (a)	36,175	30,025
Goldman Sachs Group, Inc.	363,507	38,429,960
Greenhill & Co., Inc.	20,317	886,837
HFF, Inc. (a)(d)	24,812	330,000
ICG Group, Inc. (a)	32,808	299,209
Institutional Financial Markets, Inc.	6,881	7,569
INTL FCStone, Inc. (a)(d)	15,053	272,911
Invesco Ltd.	393,763	9,324,308
Investment Technology Group, Inc. (a)	55,680	471,610
Janus Capital Group, Inc. (d)	134,316	1,171,236
Jefferies Group, Inc.	111,540	1,638,523
JMP Group, Inc.	11,989	64,621
KBW, Inc.	24,195	369,942
Knight Capital Group, Inc. Class A (a)	70,305	194,042
Ladenburg Thalmann Financial Services, Inc. (a)	42,620	59,242
Legg Mason, Inc. (d)	154,620	3,800,560
LPL Financial	55,040	1,577,997
Manning & Napier, Inc.	3,941	46,858
Medallion Financial Corp.	4,309	49,080
Morgan Stanley	1,195,806	17,937,090
Northern Trust Corp.	190,824	8,861,867
Oppenheimer Holdings, Inc. Class A (non-vtg.)	6,844	102,112
Penson Worldwide, Inc. (a)(d)	19,665	1,613
Piper Jaffray Companies (a)(d)	20,940	515,333
Raymond James Financial, Inc.	100,886	3,551,187
Safeguard Scientifics, Inc. (a)(d)	26,745	416,152
SEI Investments Co. (d)	114,892	2,498,901
State Street Corp.	429,668	17,874,189
Stifel Financial Corp. (a)(d)	38,055	1,243,637
SWS Group, Inc. (a)	24,189	144,408
T. Rowe Price Group, Inc.	236,667	14,540,820
TD Ameritrade Holding Corp. (d)	195,743	3,349,163
Teton Advisors, Inc. (a)	106	1,299
U.S. Global Investments, Inc. Class A	7,637	39,789
Virtus Investment Partners, Inc. (a)	4,798	410,901
Waddell & Reed Financial, Inc. Class A (d)	70,045	2,073,332
Walter Investment Management Corp.	28,227	790,074
Westwood Holdings Group, Inc.	3,640	133,770
WisdomTree Investments, Inc. (a)	96,770	603,845
		226,872,433
Commercial Banks - 3.2%
1st Source Corp.	8,597	196,270
1st United Bancorp, Inc. (a)	20,464	124,012
Access National Corp.	1,270	17,767
ACNB Corp.	3,789	56,873
Alliance Financial Corp.	5,029	184,413
American National Bankshares, Inc.	2,748	61,280

	Shares	Value
Ameris Bancorp (a)(d)	34,183	$ 405,752
Ames National Corp.	1,209	25,449
Arrow Financial Corp.	15,204	371,586
Associated Banc-Corp.	127,560	1,653,178
BancFirst Corp.	10,611	439,083
Bancorp, Inc., Delaware (a)	16,751	161,982
BancorpSouth, Inc.	61,827	911,330
BancTrust Financial Group, Inc. (a)	4,197	12,171
Bank of Hawaii Corp.	64,151	2,965,701
Bank of Kentucky Financial Corp.	1,699	41,965
Bank of Marin Bancorp	2,794	109,581
Bank of the James Financial Group, Inc. (a)	600	3,198
Bank of the Ozarks, Inc.	37,486	1,203,301
BankUnited, Inc.	40,506	1,022,777
Banner Bank	13,068	315,984
Bar Harbor Bankshares (d)	2,686	96,025
BB&T Corp.	599,553	18,909,902
BBCN Bancorp, Inc. (a)	52,596	658,502
BCB Bancorp, Inc. (d)	2,814	28,844
BOK Financial Corp.	36,579	2,105,853
Boston Private Financial Holdings, Inc.	49,884	473,399
Bridge Bancorp, Inc.	540	10,935
Bridge Capital Holdings (a)	1,107	16,660
Bryn Mawr Bank Corp.	9,420	207,146
BSB Bancorp, Inc.	6,958	88,158
C & F Financial Corp.	573	22,416
Camden National Corp.	1,850	68,302
Capital City Bank Group, Inc.	7,146	63,885
CapitalSource, Inc.	236,039	1,635,750
Cardinal Financial Corp.	11,113	143,913
Cascade Bancorp (a)	4,186	21,851
Cathay General Bancorp	74,072	1,212,559
Center Bancorp, Inc.	6,904	78,982
Centerstate Banks of Florida, Inc.	6,387	52,246
Central Pacific Financial Corp. (a)	21,266	295,597
Century Bancorp, Inc. Class A (non-vtg.)	686	21,547
Chemical Financial Corp.	26,904	617,178
CIT Group, Inc. (a)	177,243	6,692,696
Citizens & Northern Corp.	8,777	168,167
Citizens Republic Bancorp, Inc. (a)	26,148	535,250
City Holding Co.	22,173	756,543
City National Corp. (d)	45,217	2,321,893
CNB Financial Corp., Pennsylvania	7,083	117,365
CoBiz, Inc.	39,972	283,002
Columbia Banking Systems, Inc.	29,815	531,900
Comerica, Inc.	150,887	4,633,740
Commerce Bancshares, Inc.	73,063	2,939,324
Community Bank System, Inc.	29,335	822,553
Community Trust Bancorp, Inc.	13,652	469,492
Cullen/Frost Bankers, Inc.	71,142	3,955,495
CVB Financial Corp.	84,778	1,013,097
Eagle Bancorp, Inc., Maryland (a)	8,538	145,488
East West Bancorp, Inc.	172,545	3,785,637
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Eastern Virginia Bankshares, Inc. (a)	821	$ 3,497
Enterprise Bancorp, Inc.	803	12,720
Enterprise Financial Services Corp.	12,168	150,518
Farmers National Banc Corp.	14,652	89,084
Fidelity Southern Corp. (d)	3,298	29,055
Fifth Third Bancorp	855,912	12,958,508
Financial Institutions, Inc.	12,700	222,250
First Bancorp, North Carolina	9,193	91,286
First Bancorp, Puerto Rico (a)	46,129	176,213
First Busey Corp.	50,381	241,829
First California Financial Group, Inc. (a)	10,516	73,822
First Citizen Bancshares, Inc.	4,653	768,396
First Commonwealth Financial Corp.	74,665	519,668
First Community Bancshares, Inc.	8,561	127,216
First Connecticut Bancorp, Inc.	11,897	155,018
First Financial Bancorp, Ohio	41,951	682,962
First Financial Bankshares, Inc. (d)	43,848	1,525,033
First Financial Corp., Indiana	8,837	269,263
First Financial Service Corp. (a)	2,521	8,824
First Horizon National Corp.	177,392	1,589,432
First Interstate Bancsystem, Inc.	19,621	280,580
First M&F Corp.	2,170	14,778
First Merchants Corp.	25,012	352,169
First Midwest Bancorp, Inc., Delaware	83,782	989,465
First Niagara Financial Group, Inc.	297,749	2,349,240
First of Long Island Corp.	1,768	52,952
First Republic Bank	67,611	2,210,204
First United Corp. (a)	3,018	15,543
FirstMerit Corp.	79,130	1,241,550
FNB Corp., Pennsylvania	105,430	1,154,459
FNB United Corp. (a)(d)	6,555	79,971
Fulton Financial Corp.	148,647	1,446,335
German American Bancorp, Inc. (d)	4,623	106,329
Glacier Bancorp, Inc.	63,024	971,200
Great Southern Bancorp, Inc.	6,815	200,225
Green Bankshares, Inc. (a)	6,941	12,563
Guaranty Bancorp (a)	13,950	27,761
Hampton Roads Bankshares, Inc. (a)(d)	18,252	36,504
Hampton Roads Bankshares, Inc. rights 9/6/12 (a)	18,252	44,133
Hancock Holding Co.	65,414	1,938,871
Hanmi Financial Corp. (a)	26,311	328,624
Hawthorn Bancshares, Inc.	1,439	12,793
Heartland Financial USA, Inc.	6,878	180,135
Heritage Commerce Corp. (a)	14,712	97,246
Heritage Financial Corp., Washington (d)	12,768	178,624
Heritage Oaks Bancorp (a)	3,340	19,038
Home Bancshares, Inc.	25,101	790,933
HomeTrust Bancshares, Inc.	20,129	253,223
Horizon Bancorp Industries	471	12,745
Hudson Valley Holding Corp.	14,551	245,766

	Shares	Value
Huntington Bancshares, Inc.	721,590	$ 4,762,494
IBERIABANK Corp. (d)	22,592	1,059,791
Independent Bank Corp. (a)(d)	1,144	3,089
Independent Bank Corp., Massachusetts (d)	25,945	756,556
International Bancshares Corp.	64,813	1,183,485
Intervest Bancshares Corp. Class A (a)	6,160	22,915
Investors Bancorp, Inc. (a)	53,522	918,973
KeyCorp	879,084	7,410,678
Lakeland Bancorp, Inc.	9,477	96,002
Lakeland Financial Corp.	13,545	359,755
M&T Bank Corp.	113,824	9,891,306
Macatawa Bank Corp. (a)	22,839	69,202
MainSource Financial Group, Inc.	13,271	159,650
MB Financial, Inc.	39,661	809,878
MBT Financial Corp. (a)	1,548	4,489
Merchants Bancshares, Inc.	5,246	146,940
Metro Bancorp, Inc. (a)	11,557	145,040
Metrocorp Bancshares, Inc. (a)(d)	6,201	65,545
Midsouth Bancorp, Inc.	5,240	68,225
National Bankshares, Inc.	5,803	184,245
National Penn Bancshares, Inc. (d)	120,787	1,075,004
NBT Bancorp, Inc.	33,888	712,665
NewBridge Bancorp (a)	7,211	33,964
North Valley Bancorp (a)	849	11,759
Northrim Bancorp, Inc.	2,935	60,461
Old National Bancorp, Indiana	66,861	882,565
Old Second Bancorp, Inc. (a)(d)	18,605	26,791
OmniAmerican Bancorp, Inc. (a)	6,877	151,225
Oriental Financial Group, Inc. (d)	35,695	378,367
Orrstown Financial Services, Inc.	5,669	49,604
Pacific Capital Bancorp NA (a)(d)	19,182	880,837
Pacific Continental Corp.	3,048	27,402
Pacific Mercantile Bancorp (a)	9,641	62,763
Pacific Premier Bancorp, Inc. (a)	35	319
PacWest Bancorp	32,508	756,786
Park National Corp. (d)	10,514	708,118
Park Sterling Corp. (a)	12,670	60,816
Penns Woods Bancorp, Inc.	1,028	40,956
Peoples Bancorp, Inc.	3,334	73,681
Peoples Financial Corp., Mississippi	2,667	28,217
Pinnacle Financial Partners, Inc. (a)(d)	30,086	575,846
PNC Financial Services Group, Inc.	462,162	28,727,990
Popular, Inc. (a)	84,827	1,343,660
Preferred Bank, Los Angeles (a)	1,131	14,579
Premier Financial Bancorp, Inc. (a)	115	1,019
PrivateBancorp, Inc.	92,031	1,500,105
Prosperity Bancshares, Inc. (d)	34,532	1,453,797
Regions Financial Corp.	1,395,082	9,709,771
Renasant Corp.	22,516	411,818
Republic Bancorp, Inc., Kentucky Class A (d)	18,205	410,523
Royal Bancshares of Pennsylvania, Inc. Class A (a)	2,700	5,778
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
S&T Bancorp, Inc.	32,238	$ 559,329
S.Y. Bancorp, Inc.	6,551	153,228
Sandy Spring Bancorp, Inc.	13,803	253,147
SCBT Financial Corp.	10,493	421,924
Seacoast Banking Corp., Florida (a)	25,630	37,676
Shore Bancshares, Inc.	2,958	16,654
Sierra Bancorp (d)	3,618	39,364
Signature Bank (a)	39,428	2,548,232
Simmons First National Corp. Class A	10,951	254,939
Southside Bancshares, Inc. (d)	12,735	279,024
Southwest Bancorp, Inc., Oklahoma (a)	15,446	170,833
State Bank Financial Corp.	26,469	428,798
StellarOne Corp.	11,962	158,497
Sterling Bancorp, New York	27,642	274,485
Sterling Financial Corp., Washington	40,387	856,204
Suffolk Bancorp (a)	15,697	237,653
Sun Bancorp, Inc., New Jersey (a)	48,802	141,526
SunTrust Banks, Inc.	455,264	11,458,995
Susquehanna Bancshares, Inc.	163,794	1,721,475
SVB Financial Group (a)	38,629	2,240,096
Synovus Financial Corp.	1,219,415	2,536,383
Taylor Capital Group, Inc. (a)	9,976	167,996
TCF Financial Corp. (d)	106,955	1,189,340
Texas Capital Bancshares, Inc. (a)(d)	44,486	2,047,246
The First Bancorp, Inc.	2,896	47,581
TIB Financial Corp. (a)	215	2,580
Tompkins Financial Corp. (d)	6,518	253,159
TowneBank (d)	18,594	273,704
Trico Bancshares	12,062	185,272
Trustmark Corp.	93,647	2,218,497
U.S. Bancorp	1,676,518	56,012,466
UMB Financial Corp.	29,731	1,457,711
Umpqua Holdings Corp. (d)	89,344	1,129,308
Union/First Market Bankshares Corp.	16,413	240,943
United Bankshares, Inc., West Virginia	35,646	867,267
United Community Banks, Inc., Georgia (a)	30,818	245,928
Univest Corp. of Pennsylvania	10,023	164,678
Valley National Bancorp	184,448	1,789,146
Virginia Commerce Bancorp, Inc. (a)	37,552	303,796
Washington Banking Co., Oak Harbor	5,615	76,532
Washington Trust Bancorp, Inc.	15,489	383,508
Webster Financial Corp. (d)	53,186	1,131,798
Wellesley Bancorp, Inc.	673	9,772
Wells Fargo & Co.	4,360,240	148,378,967
WesBanco, Inc.	18,333	372,527
West Bancorp., Inc.	1,202	12,188
West Coast Bancorp (a)	10,217	203,523
Westamerica Bancorp.	22,409	1,043,139
Western Alliance Bancorp. (a)(d)	61,889	576,187
Wilshire Bancorp, Inc. (a)(d)	41,540	260,040

	Shares	Value
Wintrust Financial Corp. (d)	26,208	$ 980,441
Zions Bancorporation	148,595	2,860,454
		429,593,098
Consumer Finance - 0.8%
American Express Co.	901,358	52,549,171
Capital One Financial Corp.	509,306	28,791,068
Cash America International, Inc. (d)	23,667	918,753
CompuCredit Holdings Corp. (a)(d)	48,566	294,796
Consumer Portfolio Services, Inc. (a)	2,464	6,530
Credit Acceptance Corp. (a)	7,047	693,848
DFC Global Corp. (a)	43,285	805,967
Discover Financial Services	458,933	17,774,475
EZCORP, Inc. (non-vtg.) Class A (a)	38,333	868,242
First Cash Financial Services, Inc. (a)(d)	20,653	921,537
First Marblehead Corp. (a)(d)	51,880	60,181
Green Dot Corp. Class A (a)	59,909	685,958
Imperial Holdings, Inc. (a)(d)	16,708	63,992
Nelnet, Inc. Class A	22,213	532,001
Netspend Holdings, Inc. (a)(d)	44,711	423,860
SLM Corp.	416,481	6,559,576
World Acceptance Corp. (a)(d)	15,268	1,114,564
		113,064,519
Diversified Financial Services - 2.4%
Bank of America Corp.	9,393,167	75,051,404
CBOE Holdings, Inc.	75,768	2,154,842
Citigroup, Inc.	2,561,129	76,091,143
CME Group, Inc.	280,339	15,390,611
Gain Capital Holdings, Inc.	15,735	70,335
Interactive Brokers Group, Inc.	35,966	497,050
IntercontinentalExchange, Inc. (a)	65,579	8,964,649
JPMorgan Chase & Co.	3,327,074	123,567,528
Leucadia National Corp. (d)	171,685	3,670,625
Life Partners Holdings, Inc.	18,668	29,682
MarketAxess Holdings, Inc.	24,049	783,276
Marlin Business Services Corp.	13,319	220,296
MicroFinancial, Inc.	86	774
Moody's Corp.	174,260	6,900,696
MSCI, Inc. Class A (a)	104,153	3,653,687
NewStar Financial, Inc. (a)(d)	27,065	320,179
NYSE Euronext	235,811	5,907,066
PHH Corp. (a)	45,131	787,536
PICO Holdings, Inc. (a)(d)	18,345	399,554
Resource America, Inc. Class A	2,362	14,975
The NASDAQ Stock Market, Inc.	124,702	2,851,935
Vector Capital Corp. rights (a)	4,280	0
		327,327,843
Insurance - 3.8%
21st Century Holding Co. (a)	1,278	7,055
ACE Ltd.	295,427	21,781,833
AFLAC, Inc.	407,196	18,804,311
Alleghany Corp.	15,066	5,079,502
Allied World Assurance Co. Holdings Ltd.	28,043	2,202,217
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Allstate Corp.	408,915	$ 15,244,351
American Equity Investment Life Holding Co. (d)	51,311	593,155
American Financial Group, Inc.	76,865	2,887,049
American International Group, Inc. (a)	623,568	21,407,089
American National Insurance Co.	11,975	846,513
American Safety Insurance Group Ltd. (a)	2,651	45,677
Amerisafe, Inc. (a)(d)	28,834	724,887
Amtrust Financial Services, Inc. (d)	26,184	682,617
Aon PLC	286,173	14,869,549
Arch Capital Group Ltd. (a)(d)	122,181	4,876,244
Argo Group International Holdings, Ltd.	29,792	880,652
Arthur J. Gallagher & Co.	116,853	4,173,989
Aspen Insurance Holdings Ltd.	52,278	1,520,244
Assurant, Inc.	95,115	3,352,804
Assured Guaranty Ltd.	155,664	2,054,765
Axis Capital Holdings Ltd.	106,761	3,637,347
Baldwin & Lyons, Inc. Class B	5,084	114,492
Berkshire Hathaway, Inc. Class B (a)	1,672,141	141,028,372
Brown & Brown, Inc.	91,189	2,392,799
Cincinnati Financial Corp.	161,273	6,234,814
Citizens, Inc. Class A (a)(d)	17,940	175,274
CNA Financial Corp.	51,802	1,353,068
CNO Financial Group, Inc.	165,388	1,471,953
Crawford & Co. Class B	10,464	46,774
Donegal Group, Inc. Class A (d)	4,528	64,886
Eastern Insurance Holdings, Inc. (d)	901	14,912
eHealth, Inc. (a)	26,343	435,713
EMC Insurance Group	5,816	114,226
Employers Holdings, Inc.	36,335	662,387
Endurance Specialty Holdings Ltd.	33,058	1,249,923
Enstar Group Ltd. (a)(d)	9,122	843,420
Erie Indemnity Co. Class A (d)	24,672	1,573,333
Everest Re Group Ltd.	35,638	3,694,235
FBL Financial Group, Inc. Class A	12,986	430,096
Fidelity National Financial, Inc. Class A	160,871	3,030,810
First Acceptance Corp. (a)	4,055	5,109
First American Financial Corp.	99,791	1,922,973
Flagstone Reinsurance Holdings Ltd.	25,303	216,088
Fortegra Financial Corp. (a)	10,670	85,040
Genworth Financial, Inc. Class A (a)	397,951	2,105,161
Global Indemnity PLC (a)	13,709	276,511
Greenlight Capital Re, Ltd. (a)(d)	17,063	414,290
Hallmark Financial Services, Inc. (a)	10,337	82,593
Hanover Insurance Group, Inc.	48,173	1,719,294
Hartford Financial Services Group, Inc.	368,537	6,607,868
HCC Insurance Holdings, Inc.	77,118	2,551,063
Hilltop Holdings, Inc. (a)(d)	54,392	609,190
Horace Mann Educators Corp.	37,921	666,272
Independence Holding Co. (d)	16,014	163,183
Infinity Property & Casualty Corp.	13,372	750,169

	Shares	Value
Investors Title Co.	1,086	$ 67,929
Kansas City Life Insurance Co.	2,863	101,236
Kemper Corp.	39,717	1,215,340
Lincoln National Corp.	231,248	5,369,579
Loews Corp.	308,435	12,537,883
Maiden Holdings Ltd.	73,970	679,045
Markel Corp. (a)	8,688	3,778,411
Marsh & McLennan Companies, Inc.	459,506	15,701,320
MBIA, Inc. (a)(d)	133,617	1,453,753
Meadowbrook Insurance Group, Inc.	46,791	355,144
Mercury General Corp.	16,938	648,556
MetLife, Inc.	713,807	24,362,233
Montpelier Re Holdings Ltd. (d)	62,043	1,337,647
National Financial Partners Corp. (a)(d)	57,169	842,671
National Interstate Corp.	3,585	89,087
National Western Life Insurance Co. Class A	2,078	287,616
Navigators Group, Inc. (a)(d)	15,156	735,975
Old Republic International Corp.	205,421	1,772,783
OneBeacon Insurance Group Ltd.	20,572	265,585
PartnerRe Ltd.	50,153	3,681,230
Phoenix Companies, Inc. (a)(d)	3,067	94,586
Platinum Underwriters Holdings Ltd.	32,909	1,307,804
Presidential Life Corp.	17,026	237,342
Primerica, Inc.	38,359	1,118,548
Principal Financial Group, Inc.	266,275	7,306,586
ProAssurance Corp.	25,078	2,237,710
Progressive Corp. (d)	507,847	9,918,252
Protective Life Corp.	60,558	1,710,764
Prudential Financial, Inc.	422,116	23,009,543
Reinsurance Group of America, Inc.	67,866	3,986,449
RenaissanceRe Holdings Ltd.	38,496	2,973,816
RLI Corp.	13,036	825,961
Safety Insurance Group, Inc.	14,899	674,776
SeaBright Insurance Holdings, Inc.	38,085	418,173
Selective Insurance Group, Inc.	35,800	641,894
StanCorp Financial Group, Inc. (d)	37,431	1,168,596
State Auto Financial Corp.	6,222	87,419
Stewart Information Services Corp.	21,434	423,750
Symetra Financial Corp.	63,181	772,072
The Chubb Corp.	243,401	17,984,900
The Travelers Companies, Inc.	336,456	21,782,161
Torchmark Corp.	96,240	4,925,563
Tower Group, Inc.	56,423	1,051,725
United Fire Group, Inc.	20,054	443,996
Universal Insurance Holdings, Inc.	15,547	54,415
Unum Group	290,729	5,672,123
Validus Holdings Ltd.	64,750	2,169,773
W.R. Berkley Corp.	93,123	3,480,938
White Mountains Insurance Group Ltd.	5,519	2,871,756
XL Group PLC Class A	291,212	6,732,821
		510,145,376
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 3.5%
Acadia Realty Trust (SBI)	40,453	$ 1,007,280
AG Mortgage Investment Trust, Inc.	18,957	447,385
Agree Realty Corp.	17,794	441,647
Alexanders, Inc.	2,701	1,214,478
Alexandria Real Estate Equities, Inc.	48,539	3,587,032
American Assets Trust, Inc.	30,756	838,409
American Campus Communities, Inc.	76,900	3,585,078
American Capital Agency Corp. (d)	286,398	9,978,106
American Capital Mortgage Investment Corp.	16,842	416,503
American Realty Capital Trust, Inc.	146,000	1,722,800
American Tower Corp.	351,880	24,772,352
Annaly Capital Management, Inc.	866,104	14,992,260
Anworth Mortgage Asset Corp.	251,516	1,725,400
Apartment Investment & Management Co. Class A	129,351	3,425,214
Apollo Commercial Real Estate Finance, Inc.	23,002	402,995
Apollo Residential Mortgage, Inc.	12,502	255,541
Arbor Realty Trust, Inc.	29,871	171,758
Ares Commercial Real Estate Corp.	17,618	296,687
Armour Residential REIT, Inc.	308,495	2,301,373
Ashford Hospitality Trust, Inc.	69,895	578,731
Associated Estates Realty Corp.	41,987	638,622
AvalonBay Communities, Inc.	89,330	12,641,982
BioMed Realty Trust, Inc.	115,007	2,131,080
Boston Properties, Inc.	129,641	14,536,645
Brandywine Realty Trust (SBI)	116,242	1,418,152
BRE Properties, Inc.	63,648	3,177,308
BRT Realty Trust (a)	5,568	34,744
Camden Property Trust (SBI)	63,464	4,406,306
Campus Crest Communities, Inc.	32,807	354,316
Capital Trust, Inc. Class A (a)	19,793	61,358
CapLease, Inc.	46,796	229,300
Capstead Mortgage Corp.	68,354	980,196
CBL & Associates Properties, Inc.	105,320	2,250,688
Cedar Shopping Centers, Inc.	35,947	197,349
Chatham Lodging Trust	14,263	199,825
Chesapeake Lodging Trust	21,838	406,842
Chimera Investment Corp.	1,225,514	3,112,806
Colonial Properties Trust (SBI)	73,570	1,612,654
Colony Financial, Inc.	21,335	409,845
CommonWealth REIT	67,934	1,016,972
Coresite Realty Corp.	15,524	422,098
Corporate Office Properties Trust (SBI)	60,016	1,341,958
Cousins Properties, Inc.	110,370	881,856
Crexus Investment Corp.	50,256	516,632
CubeSmart	77,898	1,004,884
Cys Investments, Inc. (d)	133,902	1,925,511
DCT Industrial Trust, Inc.	159,549	1,008,350
DDR Corp.	287,291	4,372,569

	Shares	Value
DiamondRock Hospitality Co.	161,462	$ 1,553,264
Digital Realty Trust, Inc.	110,501	8,233,430
Douglas Emmett, Inc.	105,413	2,528,858
Duke Realty LP	198,989	2,885,341
DuPont Fabros Technology, Inc. (d)	100,616	2,772,977
EastGroup Properties, Inc.	24,180	1,296,048
Education Realty Trust, Inc.	93,993	1,086,559
Entertainment Properties Trust (SBI)	65,817	3,000,597
Equity Lifestyle Properties, Inc.	37,774	2,597,340
Equity One, Inc.	40,590	860,508
Equity Residential (SBI)	261,168	15,774,547
Essex Property Trust, Inc.	29,583	4,496,024
Excel Trust, Inc.	30,162	354,102
Extra Space Storage, Inc.	78,885	2,690,767
Federal Realty Investment Trust (SBI)	65,716	7,091,414
FelCor Lodging Trust, Inc. (a)	200,216	929,002
First Industrial Realty Trust, Inc. (a)	56,203	725,019
First Potomac Realty Trust	52,713	675,254
Franklin Street Properties Corp.	68,554	762,320
General Growth Properties, Inc.	364,744	7,506,432
Getty Realty Corp. (d)	23,628	423,177
Gladstone Commercial Corp.	10,709	191,584
Glimcher Realty Trust	104,869	1,099,027
Government Properties Income Trust (d)	25,248	570,352
Gramercy Capital Corp. (a)	25,709	68,900
Gyrodyne Co. of America, Inc. (a)	302	33,673
Hatteras Financial Corp.	121,103	3,510,776
HCP, Inc.	368,351	16,892,577
Health Care REIT, Inc.	179,617	10,496,817
Healthcare Realty Trust, Inc.	63,147	1,531,946
Healthcare Trust of America, Inc.	31,815	299,061
Hersha Hospitality Trust (d)	142,012	707,220
Highwoods Properties, Inc. (SBI)	48,585	1,584,357
Home Properties, Inc.	35,000	2,234,750
Hospitality Properties Trust (SBI)	104,935	2,525,785
Host Hotels & Resorts, Inc. (d)	620,903	9,499,816
Hudson Pacific Properties, Inc.	14,404	255,527
Inland Real Estate Corp.	58,987	483,693
Invesco Mortgage Capital, Inc.	96,602	1,979,375
Investors Real Estate Trust	69,850	583,248
iStar Financial, Inc. (a)(d)	71,516	513,485
Kilroy Realty Corp.	54,084	2,553,306
Kimco Realty Corp. (d)	343,109	6,971,975
Kite Realty Group Trust	30,457	156,549
LaSalle Hotel Properties (SBI)	60,809	1,657,045
Lexington Corporate Properties Trust	108,388	1,016,679
Liberty Property Trust (SBI)	90,608	3,341,623
LTC Properties, Inc.	26,907	907,842
Mack-Cali Realty Corp.	78,978	2,108,713
Medical Properties Trust, Inc.	109,056	1,124,367
MFA Financial, Inc.	290,341	2,377,893
Mid-America Apartment Communities, Inc.	32,259	2,193,612
Mission West Properties, Inc.	43,562	392,929
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Monmouth Real Estate Investment Corp. Class A	17,653	$ 197,184
MPG Office Trust, Inc. (a)(d)	149,383	522,841
National Health Investors, Inc.	21,683	1,132,720
National Retail Properties, Inc.	63,779	1,980,976
New York Mortgage Trust, Inc. (d)	27,320	188,235
NorthStar Realty Finance Corp. (d)	108,447	636,584
Omega Healthcare Investors, Inc.	72,226	1,734,869
One Liberty Properties, Inc.	11,261	215,198
Parkway Properties, Inc.	31,704	368,083
Pebblebrook Hotel Trust	35,559	840,259
Pennsylvania Real Estate Investment Trust (SBI)	54,751	860,686
Pennymac Mortgage Investment Trust	24,225	521,807
Piedmont Office Realty Trust, Inc. Class A	148,914	2,527,071
Plum Creek Timber Co., Inc. (d)	155,723	6,373,742
PMC Commercial Trust	8,500	63,155
Post Properties, Inc.	41,888	2,138,382
Potlatch Corp.	27,984	1,009,103
Prologis, Inc.	397,128	13,569,864
PS Business Parks, Inc.	16,465	1,122,419
Public Storage	124,189	18,076,951
RAIT Financial Trust (d)	83,839	394,043
Ramco-Gershenson Properties Trust (SBI)	36,987	479,352
Rayonier, Inc.	96,578	4,731,356
Realty Income Corp.	115,752	4,876,632
Redwood Trust, Inc.	60,890	872,554
Regency Centers Corp.	90,033	4,411,617
Resource Capital Corp.	43,562	260,501
Retail Opportunity Investments Corp. (d)	70,350	884,300
Retail Properties America, Inc.	28,399	318,637
RLJ Lodging Trust	55,727	994,170
Rouse Properties, Inc.	17,327	240,845
Sabra Health Care REIT, Inc.	44,632	855,595
Saul Centers, Inc.	11,025	475,288
Select Income (REIT)	8,166	202,598
Senior Housing Properties Trust (SBI)	130,138	2,878,653
Simon Property Group, Inc.	254,181	40,338,525
SL Green Realty Corp.	78,146	6,298,568
Sovran Self Storage, Inc.	21,775	1,237,909
Stag Industrial, Inc.	20,374	313,556
Starwood Property Trust, Inc.	94,106	2,216,196
Strategic Hotel & Resorts, Inc. (a)	334,781	2,042,164
Summit Hotel Properties, Inc.	27,924	237,912
Sun Communities, Inc.	36,167	1,656,810
Sunstone Hotel Investors, Inc. (a)	81,015	844,986
Tanger Factory Outlet Centers, Inc.	70,579	2,367,925
Taubman Centers, Inc.	39,924	3,194,718
Terreno Realty Corp.	12,136	182,768
The Macerich Co.	107,006	6,374,347
Two Harbors Investment Corp.	226,568	2,625,923

	Shares	Value
UDR, Inc.	196,039	$ 4,949,985
UMH Properties, Inc.	4,692	52,785
Universal Health Realty Income Trust (SBI)	13,491	582,406
Urstadt Biddle Properties, Inc.	314	5,906
Urstadt Biddle Properties, Inc. Class A	26,585	518,408
Ventas, Inc.	265,302	17,374,628
Vornado Realty Trust	159,312	12,931,355
Washington (REIT) (SBI)	61,934	1,663,547
Weingarten Realty Investors (SBI)	85,028	2,374,832
Western Asset Mortgage Capital Corp.	6,766	145,063
Weyerhaeuser Co.	448,138	11,163,118
Whitestone REIT Class B	1,800	23,652
Winthrop Realty Trust	18,504	210,205
		480,443,826
Real Estate Management & Development - 0.1%
Alexander & Baldwin, Inc.	34,546	1,023,253
American Realty Capital Properties, Inc.	7,446	85,629
AV Homes, Inc. (a)	12,051	177,632
Brookfield Properties Corp.	214,367	3,599,060
CBRE Group, Inc. (a)	244,146	4,226,167
Consolidated-Tomoka Land Co. (d)	2,432	70,042
Forest City Enterprises, Inc. Class A (a)(d)	131,291	1,979,868
Forestar Group, Inc. (a)	31,999	460,466
Howard Hughes Corp. (a)	21,592	1,420,538
Jones Lang LaSalle, Inc.	31,527	2,274,043
Kennedy-Wilson Holdings, Inc.	35,815	495,680
Maui Land & Pineapple, Inc. (a)	31,310	101,758
Tejon Ranch Co. (a)(d)	11,342	317,122
The St. Joe Co. (a)(d)	111,664	2,140,599
Thomas Properties Group, Inc.	21,091	117,266
Transcontinental Realty Investors, Inc. (a)	20,697	83,823
Zillow, Inc. (a)(d)	16,135	671,377
ZipRealty, Inc. (a)	11,622	26,033
		19,270,356
Thrifts & Mortgage Finance - 0.2%
ASB Bancorp, Inc.	4,145	60,103
Astoria Financial Corp.	69,632	701,194
Bank Mutual Corp.	56,001	244,164
BankFinancial Corp.	19,300	148,417
BBX Capital Corp. (a)(d)	18,261	114,131
Beacon Federal Bancorp, Inc.	2,337	46,553
Beneficial Mutual Bancorp, Inc. (a)(d)	37,525	330,595
Berkshire Hills Bancorp, Inc.	12,304	273,764
BofI Holding, Inc. (a)	11,427	269,106
Brookline Bancorp, Inc., Delaware	86,924	737,985
Camco Financial Corp. (a)	347	746
Cape Bancorp, Inc. (a)(d)	2,611	23,891
Capitol Federal Financial, Inc.	173,299	2,057,059
CFS Bancorp, Inc.	688	3,887
Charter Financial Corp., Georgia	1,200	11,352
Chicopee Bancorp, Inc. (a)	1,816	27,004
Citizens South Banking Corp., Delaware	10,776	75,324
Clifton Savings Bancorp, Inc.	15,589	152,149
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Dime Community Bancshares, Inc.	51,879	$ 725,268
Doral Financial Corp. (a)	159,443	172,198
ESB Financial Corp. (d)	7,915	108,673
ESSA Bancorp, Inc.	4,298	43,582
EverBank Financial Corp.	16,362	194,217
Farmer Mac Class C (non-vtg.)	8,894	220,215
First Defiance Financial Corp.	6,145	102,253
First Financial Holdings, Inc.	12,257	156,644
First Financial Northwest, Inc. (a)	2,197	16,697
First PacTrust Bancorp, Inc.	4,303	51,894
Flagstar Bancorp, Inc. (a)	372,060	351,039
Flushing Financial Corp.	47,044	716,951
Fox Chase Bancorp, Inc.	14,307	216,036
Franklin Financial Corp./VA (a)	16,347	272,178
Guaranty Federal Bancshares, Inc. (a)	924	6,579
HF Financial Corp.	2,735	33,941
Hingham Institution for Savings (d)	1,505	94,634
Home Federal Bancorp, Inc.	9,753	103,577
HomeStreet, Inc.	1,670	59,185
Hudson City Bancorp, Inc.	532,335	3,827,489
IF Bancorp, Inc. (a)	3,112	40,145
Indiana Community Bancorp	2,264	56,125
Kaiser Federal Financial Group, Inc.	10,338	157,965
Kearny Financial Corp.	2,196	21,235
Meridian Interstate Bancorp, Inc. (a)	750	11,175
MGIC Investment Corp. (a)(d)	129,823	153,191
NASB Financial, Inc. (a)(d)	1,203	23,759
Nationstar Mortgage Holdings, Inc.	11,929	323,514
New York Community Bancorp, Inc. (d)	366,326	4,857,483
Northfield Bancorp, Inc.	9,876	148,140
Northwest Bancshares, Inc.	92,094	1,112,496
OceanFirst Financial Corp.	5,851	82,499
Ocwen Financial Corp. (a)	95,661	2,461,358
Oritani Financial Corp.	26,763	391,543
People's United Financial, Inc.	329,770	3,947,347
Peoples Federal Bancshares, Inc.	1,156	19,294
Poage Bankshares, Inc.	2,365	29,799
Provident Financial Holdings, Inc.	3,066	40,441
Provident Financial Services, Inc.	56,391	870,677
Provident New York Bancorp	44,223	379,433
PVF Capital Corp. (a)	11,916	24,785
Radian Group, Inc. (d)	84,170	282,811
Riverview Bancorp, Inc. (a)	6,875	8,594
Rockville Financial, Inc.	5,182	62,132
Teche Holding Co.	130	5,096
Territorial Bancorp, Inc.	13,244	305,407
TF Financial Corp.	1,705	39,164
TFS Financial Corp. (a)	149,374	1,320,466
Timberland Bancorp, Inc. (a)	5,034	29,248
Tree.com, Inc. (a)	3,275	49,846
Trustco Bank Corp., New York	73,043	407,580

	Shares	Value
United Community Financial Corp., Ohio (a)	11,112	$ 32,336
United Financial Bancorp, Inc.	9,158	130,685
ViewPoint Financial Group	25,777	475,070
Walker & Dunlop, Inc. (a)	10,954	144,812
Washington Federal, Inc.	81,888	1,318,397
Westfield Financial, Inc.	28,907	209,287
WSFS Financial Corp.	10,396	421,766
		33,145,775
TOTAL FINANCIALS		2,139,863,226
HEALTH CARE - 11.6%
Biotechnology - 1.9%
Aastrom Biosciences, Inc. (a)	78,454	131,018
Acadia Pharmaceuticals, Inc. (a)	28,029	49,892
Achillion Pharmaceuticals, Inc. (a)	33,398	234,788
Acorda Therapeutics, Inc. (a)	26,790	612,152
ADVENTRX Pharmaceuticals, Inc. (a)(d)	13,759	9,627
Aegerion Pharmaceuticals, Inc. (a)	17,880	248,890
Affymax, Inc. (a)(d)	66,177	1,170,671
Agenus, Inc. (a)	7,526	34,544
Alexion Pharmaceuticals, Inc. (a)(d)	166,472	17,847,463
Alkermes PLC (a)	80,771	1,482,148
Allos Therapeutics, Inc. (a)	74,291	134,467
Alnylam Pharmaceuticals, Inc. (a)(d)	34,904	638,394
AMAG Pharmaceuticals, Inc. (a)(d)	31,420	464,702
Amgen, Inc.	682,632	57,286,477
Amicus Therapeutics, Inc. (a)	11,979	58,697
Anacor Pharmaceuticals, Inc. (a)	8,597	52,872
Anthera Pharmaceuticals, Inc. (a)	45,190	40,671
Arena Pharmaceuticals, Inc. (a)(d)	227,861	2,059,863
ARIAD Pharmaceuticals, Inc. (a)(d)	125,000	2,570,000
ArQule, Inc. (a)(d)	65,290	342,120
Array Biopharma, Inc. (a)	101,050	559,817
Arrowhead Research Corp. (a)(d)	3,000	8,040
Astex Pharmaceuticals, Inc. (a)	46,939	132,837
Athersys, Inc. (a)	20,200	30,502
AVEO Pharmaceuticals, Inc. (a)	29,278	280,776
BioCryst Pharmaceuticals, Inc. (a)	40,934	178,882
Biogen Idec, Inc. (a)	214,783	31,485,040
BioMarin Pharmaceutical, Inc. (a)(d)	96,882	3,617,574
BioMimetic Therapeutics, Inc. (a)	29,891	114,781
Biospecifics Technologies Corp. (a)	1,441	27,062
BioTime, Inc. (a)(d)	32,076	129,908
Cardium Therapeutics, Inc. (a)(d)	185,107	42,945
Cel-Sci Corp. (a)(d)	283,400	90,716
Celgene Corp. (a)	381,218	27,462,945
Cell Therapeutics, Inc. (a)(d)	100,397	43,673
Celldex Therapeutics, Inc. (a)(d)	29,641	167,175
Celsion Corp. (a)(d)	15,910	71,595
Cepheid, Inc. (a)(d)	52,716	1,989,502
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Chelsea Therapeutics International Ltd. (a)(d)	75,408	$ 79,178
ChemoCentryx, Inc.	1,737	18,239
Cleveland Biolabs, Inc. (a)(d)	16,887	27,864
Clovis Oncology, Inc.	10,214	178,643
Codexis, Inc. (a)	13,589	30,847
Coronado Biosciences, Inc. (a)(d)	10,731	65,996
Cubist Pharmaceuticals, Inc. (a)(d)	52,178	2,410,624
Cubist Pharmaceuticals, Inc. rights (a)	32,062	0
Curis, Inc. (a)(d)	51,867	228,215
Cyclacel Pharmaceuticals, Inc. (a)	11,529	38,392
Cytokinetics, Inc.	59,298	45,007
Cytori Therapeutics, Inc. (a)(d)	69,588	219,202
CytRx Corp. (a)(d)	25,756	100,706
DARA BioSciences, Inc. (a)	8,510	6,893
Dendreon Corp. (a)(d)	125,268	562,453
Discovery Laboratories, Inc. (a)	29,788	95,917
DUSA Pharmaceuticals, Inc. (a)	12,987	69,480
Dyax Corp. (a)	58,403	131,991
Dynavax Technologies Corp. (a)(d)	131,405	513,794
Emergent BioSolutions, Inc. (a)	18,513	272,696
EntreMed, Inc. (a)	289	500
Enzon Pharmaceuticals, Inc. (a)(d)	43,430	293,587
Exact Sciences Corp. (a)	46,309	459,848
Exelixis, Inc. (a)(d)	153,499	680,001
Galena Biopharma, Inc. (a)(d)	31,096	54,729
Genomic Health, Inc. (a)(d)	14,126	486,782
GenVec, Inc. (a)	8,140	11,884
Geron Corp. (a)(d)	79,136	218,415
Gilead Sciences, Inc. (a)	657,039	37,904,580
GTx, Inc. (a)	19,627	72,227
Halozyme Therapeutics, Inc. (a)(d)	71,868	416,834
Hemispherx Biopharma, Inc. (a)	81,533	51,863
iBio, Inc. (a)(d)	40,361	43,590
Idenix Pharmaceuticals, Inc. (a)	86,105	486,493
Idera Pharmaceuticals, Inc. (a)	7,737	7,350
ImmunoGen, Inc. (a)(d)	57,844	832,375
Immunomedics, Inc. (a)(d)	54,782	184,615
Incyte Corp. (a)(d)	82,304	1,646,903
Infinity Pharmaceuticals, Inc. (a)(d)	21,911	397,904
Inovio Pharmaceuticals, Inc. (a)	47,000	25,709
Insmed, Inc. (a)	6,880	22,291
InterMune, Inc. (a)	50,243	370,291
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	56,333	705,852
Isis Pharmaceuticals, Inc. (a)(d)	77,598	1,056,109
IsoRay, Inc. (a)(d)	31,040	25,099
Keryx Biopharmaceuticals, Inc. (a)	66,082	134,807
Lexicon Pharmaceuticals, Inc. (a)(d)	172,974	387,462
Ligand Pharmaceuticals, Inc. Class B (a)	16,755	289,694

	Shares	Value
MannKind Corp. (a)(d)	78,574	$ 212,150
Maxygen, Inc.	47,150	289,501
Medivation, Inc. (a)	29,699	3,114,237
Merrimack Pharmaceuticals, Inc. (d)	9,271	73,797
Metabolix, Inc. (a)(d)	41,636	69,532
Momenta Pharmaceuticals, Inc. (a)(d)	43,036	607,238
Myrexis, Inc. (a)	68,786	172,653
Myriad Genetics, Inc. (a)(d)	72,302	1,806,827
Nabi Biopharmaceuticals (a)	35,088	56,141
Nanosphere, Inc. (a)	12,896	42,428
Neurocrine Biosciences, Inc. (a)(d)	50,654	373,827
NewLink Genetics Corp.	6,650	92,834
Novavax, Inc. (a)(d)	79,584	162,351
NPS Pharmaceuticals, Inc. (a)(d)	67,196	512,034
OncoGenex Pharmaceuticals, Inc. (a)(d)	10,565	144,635
Oncothyreon, Inc. (a)	43,661	230,967
Onyx Pharmaceuticals, Inc. (a)	54,187	3,897,129
Opexa Therapeutics, Inc. (a)	9,114	6,836
Opko Health, Inc. (a)(d)	116,016	515,111
OREXIGEN Therapeutics, Inc. (a)	34,059	152,244
Osiris Therapeutics, Inc. (a)(d)	18,170	164,439
OXiGENE, Inc. (a)(d)	6,714	3,827
Oxygen Biotherapeutics, Inc. (a)(d)	27,463	24,167
PDL BioPharma, Inc.	108,271	796,875
Peregrine Pharmaceuticals, Inc. (a)(d)	48,032	122,001
Pharmacyclics, Inc. (a)(d)	76,635	5,128,414
PharmAthene, Inc. (a)(d)	51,372	63,701
Progenics Pharmaceuticals, Inc. (a)(d)	25,311	103,269
Raptor Pharmaceutical Corp. (a)	12,780	63,517
Regeneron Pharmaceuticals, Inc. (a)(d)	68,654	10,164,225
Repligen Corp. (a)	22,058	125,510
Rexahn Pharmaceuticals, Inc. (a)(d)	45,000	21,200
Rigel Pharmaceuticals, Inc. (a)(d)	61,503	573,208
Sangamo Biosciences, Inc. (a)	37,246	200,011
Sarepta Therapeutics, Inc. (a)(d)	45,513	720,016
Savient Pharmaceuticals, Inc. (a)(d)	88,045	116,219
Seattle Genetics, Inc. (a)(d)	83,271	2,210,012
SIGA Technologies, Inc. (a)(d)	72,968	215,985
Spectrum Pharmaceuticals, Inc. (a)(d)	38,464	460,029
StemCells, Inc. (a)(d)	14,648	31,786
Sunesis Pharmaceuticals, Inc. (a)(d)	32,643	103,478
Synageva BioPharma Corp. (a)	8,009	400,130
Synergy Pharmaceuticals, Inc. (a)(d)	28,395	140,555
Synta Pharmaceuticals Corp. (a)	30,128	197,941
Synthetic Biologics, Inc. (a)	46,314	93,091
Targacept, Inc. (a)	18,977	85,397
Telik, Inc. (a)	380	619
Theravance, Inc. (a)(d)	59,496	1,586,758
Threshold Pharmaceuticals, Inc. (a)(d)	37,822	333,212
Tranzyme, Inc. (a)	9,317	39,318
Trius Therapeutics, Inc. (a)	7,007	38,889
United Therapeutics Corp. (a)(d)	37,819	2,046,764
Vanda Pharmaceuticals, Inc. (a)	44,094	193,573
Verastem, Inc.	400	3,448
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Vertex Pharmaceuticals, Inc. (a)(d)	183,306	$ 9,775,709
Vical, Inc. (a)	65,666	238,368
XOMA Corp. (a)	33,778	117,210
Zalicus, Inc. (a)(d)	67,670	100,152
ZIOPHARM Oncology, Inc. (a)(d)	79,220	393,723
		253,996,375
Health Care Equipment & Supplies - 1.9%
Abaxis, Inc. (a)(d)	23,291	872,714
Abiomed, Inc. (a)(d)	36,354	811,785
Accuray, Inc. (a)(d)	37,835	231,929
Alere, Inc. (a)	62,700	1,177,506
Align Technology, Inc. (a)(d)	70,000	2,376,500
Alphatec Holdings, Inc. (a)(d)	36,801	61,090
Analogic Corp.	9,235	641,925
Angiodynamics, Inc. (a)	26,377	301,753
Anika Therapeutics, Inc. (a)	9,287	131,968
Antares Pharma, Inc. (a)(d)	61,428	238,341
ArthroCare Corp. (a)	20,678	611,655
Atricure, Inc. (a)	2,192	15,300
Atrion Corp.	1,172	254,512
Bacterin International Holdings, Inc. (a)(d)	9,747	16,277
Baxter International, Inc.	480,673	28,205,892
Becton, Dickinson & Co.	166,676	12,664,042
BioLase Technology, Inc. (d)	30,098	50,866
Boston Scientific Corp. (a)	1,371,433	7,405,738
BSD Medical Corp. (a)(d)	46,363	80,208
C.R. Bard, Inc.	78,513	7,702,910
Cantel Medical Corp.	32,623	840,368
Cardica, Inc. (a)(d)	23,778	40,423
Cardiovascular Systems, Inc. (a)(d)	5,726	53,366
CareFusion Corp. (a)	190,044	4,992,456
Cerus Corp. (a)	50,032	159,602
Conceptus, Inc. (a)	26,951	512,339
CONMED Corp.	19,521	527,457
Covidien PLC	420,424	23,564,765
Cryolife, Inc.	20,961	113,189
Cutera, Inc. (a)	15,449	111,542
Cyberonics, Inc. (a)(d)	26,017	1,299,029
Cynosure, Inc. Class A (a)	6,957	180,882
Delcath Systems, Inc. (a)(d)	119,898	237,398
DENTSPLY International, Inc. (d)	147,347	5,344,276
Derma Sciences, Inc. (a)(d)	7,901	74,901
DexCom, Inc. (a)(d)	65,323	868,796
DynaVox, Inc. Class A (a)	5,368	4,703
Edwards Lifesciences Corp. (a)(d)	102,152	10,430,741
Endologix, Inc. (a)(d)	36,736	439,730
EnteroMedics, Inc. (a)	7,979	29,363
ERBA Diagnostics, Inc. (a)	3,094	1,330
Exactech, Inc. (a)(d)	3,102	50,066
Fonar Corp. (a)	719	2,358

	Shares	Value
Genmark Diagnostics, Inc. (a)	4,700	$ 35,391
Globus Medical, Inc.	7,896	125,704
Greatbatch, Inc. (a)	22,320	516,708
Haemonetics Corp. (a)(d)	17,372	1,279,795
Hansen Medical, Inc. (a)(d)	48,696	71,583
Hill-Rom Holdings, Inc.	51,670	1,432,809
Hologic, Inc. (a)	217,642	4,272,312
ICU Medical, Inc. (a)(d)	17,344	962,592
IDEXX Laboratories, Inc. (a)	50,000	4,753,000
Insulet Corp. (a)(d)	24,061	504,559
Integra LifeSciences Holdings Corp. (a)(d)	14,197	558,510
Intuitive Surgical, Inc. (a)(d)	34,306	16,871,348
Invacare Corp.	28,414	390,408
IRIS International, Inc. (a)	21,759	276,339
Kewaunee Scientific Corp.	1,376	15,618
LeMaitre Vascular, Inc.	3,845	23,339
Mako Surgical Corp. (a)(d)	32,106	529,107
Masimo Corp. (a)(d)	36,398	803,668
Medical Action Industries, Inc. (a)	12,909	47,634
Medtronic, Inc.	901,910	36,671,661
MELA Sciences, Inc. (a)(d)	40,114	135,585
Meridian Bioscience, Inc. (d)	35,455	626,844
Merit Medical Systems, Inc. (a)(d)	29,543	420,988
Misonix, Inc. (a)	2,579	8,949
Natus Medical, Inc. (a)	24,629	288,406
Navidea Biopharmaceuticals, Inc. (a)(d)	114,446	416,583
Neogen Corp. (a)(d)	25,237	985,252
NuVasive, Inc. (a)(d)	31,498	663,978
NxStage Medical, Inc. (a)(d)	42,830	546,083
OraSure Technologies, Inc. (a)	46,551	452,010
Orthofix International NV (a)	16,427	695,191
Palomar Medical Technologies, Inc. (a)	15,820	138,425
PhotoMedex, Inc.	3,972	52,073
Quidel Corp. (a)(d)	35,813	581,603
ResMed, Inc.	157,117	5,902,886
Retractable Technologies, Inc. (a)	5,248	6,245
Rochester Medical Corp. (a)(d)	2,100	23,142
Rockwell Medical Technologies, Inc. (a)	7,369	58,805
RTI Biologics, Inc. (a)	29,474	112,591
Sirona Dental Systems, Inc. (a)	45,279	2,406,126
Solta Medical, Inc. (a)	20,912	63,782
St. Jude Medical, Inc.	272,929	10,305,799
Staar Surgical Co. (a)(d)	15,788	103,411
Stereotaxis, Inc. (a)(d)	2,453	3,949
Steris Corp.	82,536	2,826,033
Stryker Corp.	246,780	13,143,503
SurModics, Inc. (a)	19,525	363,946
Symmetry Medical, Inc. (a)(d)	29,367	273,407
Synergetics USA, Inc. (a)	3,622	18,545
Teleflex, Inc.	35,045	2,314,021
The Cooper Companies, Inc.	40,599	3,404,226
The Spectranetics Corp. (a)	29,169	354,112
Theragenics Corp. (a)	22,546	38,779
ThermoGenesis Corp. (a)	15,844	18,062
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Thoratec Corp. (a)	42,041	$ 1,424,769
TranS1, Inc. (a)	5,200	13,728
Unilife Corp. (a)	50,575	151,219
Urologix, Inc. (a)(d)	3,267	2,558
Uroplasty, Inc. (a)	1,597	6,356
Varian Medical Systems, Inc. (a)(d)	93,802	5,514,620
Vascular Solutions, Inc. (a)	2,125	27,859
Vermillion, Inc. (a)	5,249	9,028
Volcano Corp. (a)(d)	37,240	1,053,147
West Pharmaceutical Services, Inc.	28,551	1,351,890
Wright Medical Group, Inc. (a)(d)	29,686	614,500
Young Innovations, Inc.	2,156	80,354
Zeltiq Aesthetics, Inc.	6,038	32,001
Zimmer Holdings, Inc. (d)	161,495	9,977,161
		251,886,606
Health Care Providers & Services - 2.1%
Acadia Healthcare Co., Inc. (a)(d)	13,196	253,099
Accretive Health, Inc. (a)(d)	33,321	396,187
Aetna, Inc.	298,407	11,461,813
Air Methods Corp. (a)(d)	12,386	1,443,464
Alliance Healthcare Services, Inc. (a)	85,702	116,555
Almost Family, Inc. (a)(d)	9,932	219,299
Amedisys, Inc. (a)(d)	19,251	271,054
AMERIGROUP Corp. (a)(d)	39,047	3,550,153
AmerisourceBergen Corp. (d)	235,018	9,052,893
AMN Healthcare Services, Inc. (a)(d)	84,404	708,994
AmSurg Corp. (a)(d)	25,500	749,955
Assisted Living Concepts, Inc. Class A (d)	16,849	131,254
Bio-Reference Laboratories, Inc. (a)(d)	31,917	833,672
BioScrip, Inc. (a)(d)	41,738	354,773
Brookdale Senior Living, Inc. (a)	84,038	1,826,146
Capital Senior Living Corp. (a)(d)	26,619	320,227
Cardinal Health, Inc.	298,703	11,813,704
CardioNet, Inc. (a)	34,161	77,545
Centene Corp. (a)(d)	42,255	1,715,976
Chemed Corp. (d)	14,268	942,116
Chindex International, Inc. (a)(d)	9,187	96,188
CIGNA Corp.	241,695	11,062,380
Community Health Systems, Inc. (a)	119,619	3,234,498
Corvel Corp. (a)	8,848	387,542
Coventry Health Care, Inc.	124,996	5,203,583
Cross Country Healthcare, Inc. (a)	40,427	163,729
DaVita, Inc. (a)	91,707	8,920,340
Emeritus Corp. (a)(d)	31,438	629,389
ExamWorks Group, Inc. (a)	20,990	264,264
Express Scripts Holding Co. (a)	698,535	43,742,262
Five Star Quality Care, Inc. (a)	32,241	152,500
Gentiva Health Services, Inc. (a)	24,132	264,969
Hanger, Inc. (a)(d)	27,160	777,048
HCA Holdings, Inc.	135,068	3,856,191

	Shares	Value
Health Management Associates, Inc. Class A (a)(d)	180,959	$ 1,386,146
Health Net, Inc. (a)	67,297	1,564,655
HealthSouth Corp. (a)(d)	85,304	1,953,462
Healthways, Inc. (a)	33,821	354,444
Henry Schein, Inc. (a)(d)	78,240	6,009,614
HMS Holdings Corp. (a)(d)	69,826	2,406,204
Hooper Holmes, Inc. (a)	6,267	3,886
Humana, Inc.	138,379	9,697,600
IPC The Hospitalist Co., Inc. (a)	20,567	908,856
Kindred Healthcare, Inc. (a)	37,371	417,060
Laboratory Corp. of America Holdings (a)(d)	96,901	8,522,443
Landauer, Inc.	14,935	875,788
LCA-Vision, Inc. (a)	27,238	116,851
LHC Group, Inc. (a)	12,810	222,894
LifePoint Hospitals, Inc. (a)(d)	38,142	1,541,700
Magellan Health Services, Inc. (a)	25,186	1,249,477
McKesson Corp.	206,051	17,949,103
Medcath Corp. (a)	2,958	23,575
MEDNAX, Inc. (a)(d)	44,058	3,052,338
Metropolitan Health Networks, Inc. (a)(d)	22,420	180,257
Molina Healthcare, Inc. (a)	19,589	474,837
MWI Veterinary Supply, Inc. (a)(d)	13,354	1,346,350
National Healthcare Corp.	6,159	275,246
National Research Corp.	320	15,923
NeoStem, Inc. (a)(d)	41,470	25,533
Omnicare, Inc.	92,502	2,995,215
Owens & Minor, Inc.	43,454	1,216,277
Patterson Companies, Inc.	71,822	2,439,793
PDI, Inc. (a)(d)	1,365	9,473
PharMerica Corp. (a)(d)	29,176	367,618
Providence Service Corp. (a)(d)	13,245	151,125
PSS World Medical, Inc. (a)(d)	39,096	844,083
Quest Diagnostics, Inc. (d)	140,542	8,498,575
RadNet, Inc. (a)(d)	27,076	75,813
Select Medical Holdings Corp. (a)	37,877	392,027
Sharps Compliance Corp. (a)(d)	5,184	14,982
Skilled Healthcare Group, Inc. (a)(d)	27,157	155,338
Sun Healthcare Group, Inc. (a)	15,191	128,364
Sunrise Senior Living, Inc. (a)(d)	74,116	1,065,788
Team Health Holdings, Inc. (a)	31,431	897,355
Tenet Healthcare Corp. (a)	398,929	2,070,442
The Ensign Group, Inc.	5,658	166,572
Triple-S Management Corp. (a)	20,220	413,297
U.S. Physical Therapy, Inc.	11,240	291,903
UnitedHealth Group, Inc.	905,825	49,186,298
Universal American Spin Corp. (a)	33,569	303,799
Universal Health Services, Inc. Class B	69,922	2,793,384
Vanguard Health Systems, Inc. (a)	30,455	296,936
VCA Antech, Inc. (a)(d)	61,414	1,187,747
Wellcare Health Plans, Inc. (a)(d)	41,317	2,342,261
WellPoint, Inc.	288,130	17,250,343
		281,122,812
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (a)	157,560	$ 1,654,380
athenahealth, Inc. (a)	28,513	2,519,694
Authentidate Holding Corp. (a)	816	987
Cerner Corp. (a)(d)	124,469	9,103,663
Computer Programs & Systems, Inc.	21,937	1,108,915
Epocrates, Inc. (a)(d)	10,933	97,522
Greenway Medical Technologies (d)	5,301	79,833
HealthStream, Inc. (a)(d)	37,454	1,064,443
MedAssets, Inc. (a)	39,701	677,696
Medidata Solutions, Inc. (a)	26,465	928,392
Mediware Information Systems, Inc. (a)	1,279	18,776
Merge Healthcare, Inc. (a)(d)	32,622	103,086
Omnicell, Inc. (a)(d)	25,141	361,025
Quality Systems, Inc.	54,245	958,509
Vocera Communications, Inc.	2,192	61,727
		18,738,648
Life Sciences Tools & Services - 0.5%
Affymetrix, Inc. (a)(d)	55,779	212,518
Agilent Technologies, Inc.	302,068	11,224,847
Albany Molecular Research, Inc. (a)	23,897	79,577
Apricus Biosciences, Inc. (a)(d)	18,211	52,266
BG Medicine, Inc. (a)	3,134	12,442
Bio-Rad Laboratories, Inc. Class A (a)	16,766	1,682,971
Bruker BioSciences Corp. (a)	73,759	893,221
Cambrex Corp. (a)	18,522	225,598
Charles River Laboratories International, Inc. (a)	42,610	1,547,595
Complete Genomics, Inc. (a)(d)	7,109	21,611
Covance, Inc. (a)(d)	45,204	2,160,299
Enzo Biochem, Inc. (a)	14,697	27,630
Fluidigm Corp. (a)	18,074	282,677
Furiex Pharmaceuticals, Inc. (a)	9,211	169,943
Harvard Bioscience, Inc. (a)	675	2,585
Illumina, Inc. (a)(d)	126,010	5,302,501
Life Technologies Corp. (a)	154,772	7,384,172
Luminex Corp. (a)(d)	39,871	771,105
Mettler-Toledo International, Inc. (a)(d)	25,731	4,248,445
Pacific Biosciences of California, Inc. (a)	28,978	57,087
PAREXEL International Corp. (a)(d)	52,568	1,513,433
PerkinElmer, Inc.	90,228	2,463,224
pSivida Corp. (a)	25,265	44,466
Sequenom, Inc. (a)(d)	88,233	323,815
Strategic Diagnostics, Inc. (a)	2,665	3,651
Techne Corp.	35,747	2,451,172
Thermo Fisher Scientific, Inc.	322,541	18,497,726
Waters Corp. (a)(d)	75,613	6,063,406
		67,719,983
Pharmaceuticals - 5.1%
Abbott Laboratories	1,375,626	90,158,528
Acura Pharmaceuticals, Inc. (a)	2,885	4,703

	Shares	Value
Akorn, Inc. (a)(d)	48,210	$ 667,226
Alexza Pharmaceuticals, Inc. (a)(d)	8,599	41,361
Alimera Sciences, Inc. (a)	3,741	8,978
Allergan, Inc.	263,890	22,728,846
Ampio Pharmaceuticals, Inc. (a)(d)	26,020	74,938
Auxilium Pharmaceuticals, Inc. (a)	37,784	880,367
AVANIR Pharmaceuticals Class A (a)(d)	65,547	217,616
Biodel, Inc. (a)	8,109	24,084
Biodelivery Sciences International, Inc. (a)	11,619	57,282
BioSante Pharmaceuticals, Inc. (a)(d)	12,085	17,886
Bristol-Myers Squibb Co.	1,479,324	48,832,485
Cadence Pharmaceuticals, Inc. (a)(d)	43,831	172,694
Cempra, Inc.	5,499	45,147
Columbia Laboratories, Inc. (a)	42,578	45,558
Corcept Therapeutics, Inc. (a)	36,105	104,343
Cornerstone Therapeutics, Inc. (a)	11,437	77,314
Cumberland Pharmaceuticals, Inc. (a)(d)	7,158	42,948
DepoMed, Inc. (a)(d)	31,971	169,127
Durect Corp. (a)	121,504	127,579
Echo Therapeutics, Inc. (a)	20,093	29,135
Eli Lilly & Co.	842,034	37,815,747
Endo Pharmaceuticals Holdings, Inc. (a)	113,364	3,607,242
Endocyte, Inc. (a)(d)	47,373	454,307
Forest Laboratories, Inc. (a)	210,000	7,284,900
Hi-Tech Pharmacal Co., Inc. (a)(d)	12,868	459,259
Horizon Pharma, Inc. (a)(d)	8,364	37,136
Hospira, Inc. (a)(d)	171,244	5,750,374
Impax Laboratories, Inc. (a)	57,998	1,372,813
Jazz Pharmaceuticals PLC (a)	25,735	1,171,200
Johnson & Johnson (d)	2,389,042	161,093,102
KV Pharmaceutical Co. Class A (a)	106,840	11,752
Lannett Co., Inc. (a)	27,670	135,306
MAP Pharmaceuticals, Inc. (a)	25,044	336,591
Medicis Pharmaceutical Corp. Class A (d)	65,000	2,051,400
Merck & Co., Inc.	2,667,018	114,815,125
Mylan, Inc. (a)	369,805	8,716,304
Nektar Therapeutics (a)(d)	110,915	951,651
NuPathe, Inc. (a)(d)	18,258	72,302
Obagi Medical Products, Inc. (a)	21,864	292,103
Omeros Corp. (a)	20,009	188,685
Optimer Pharmaceuticals, Inc. (a)(d)	23,463	352,649
Pacira Pharmaceuticals, Inc. (a)	42,514	772,054
Pain Therapeutics, Inc. (a)(d)	34,536	137,453
Par Pharmaceutical Companies, Inc. (a)	28,003	1,394,549
Pernix Therapeutics Holdings, Inc. (a)	5,833	38,148
Perrigo Co.	71,176	7,827,225
Pfizer, Inc.	6,548,378	156,244,299
Pozen, Inc. (a)(d)	23,223	151,182
Questcor Pharmaceuticals, Inc. (a)(d)	62,251	2,704,183
Repros Therapeutics, Inc. (a)	12,895	163,380
Sagent Pharmaceuticals, Inc. (a)(d)	10,801	156,182
Salix Pharmaceuticals Ltd. (a)	48,250	2,121,070
Santarus, Inc. (a)(d)	34,639	214,069
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
SciClone Pharmaceuticals, Inc. (a)(d)	28,016	$ 137,278
Somaxon Pharmaceuticals, Inc. (a)(d)	52,262	15,679
Sucampo Pharmaceuticals, Inc. Class A (a)	2,460	11,734
Supernus Pharmaceuticals, Inc. (a)(d)	9,151	112,374
The Medicines Company (a)	52,840	1,357,460
Transcept Pharmaceuticals, Inc. (a)	2,494	16,660
Ventrus Biosciences, Inc. (a)	6,995	26,441
ViroPharma, Inc. (a)(d)	55,566	1,478,056
VIVUS, Inc. (a)(d)	111,051	2,382,044
Warner Chilcott PLC	146,312	1,992,769
Watson Pharmaceuticals, Inc. (a)	107,665	8,758,548
XenoPort, Inc. (a)(d)	60,527	564,112
Zogenix, Inc. (a)	31,169	73,871
		700,348,913
TOTAL HEALTH CARE		1,573,813,337
INDUSTRIALS - 10.5%
Aerospace & Defense - 2.0%
AAR Corp.	45,448	676,266
AeroVironment, Inc. (a)(d)	13,243	315,978
Alliant Techsystems, Inc.	23,599	1,156,115
American Science & Engineering, Inc.	13,204	785,242
API Technologies Corp. (a)(d)	22,349	68,835
Ascent Solar Technologies, Inc. (a)(d)	33,082	55,247
Astronics Corp. (a)	4,574	128,072
BE Aerospace, Inc. (a)	82,381	3,316,659
Ceradyne, Inc.	17,193	408,334
Cubic Corp.	13,440	678,586
Curtiss-Wright Corp.	35,352	1,062,681
DigitalGlobe, Inc. (a)	28,906	600,378
Ducommun, Inc. (a)	15,643	229,639
EDAC Technologies Corp. (a)	2,262	32,754
Engility Holdings, Inc. (a)	13,444	248,848
Esterline Technologies Corp. (a)	30,025	1,795,495
Exelis, Inc.	157,990	1,595,699
GenCorp, Inc. (non-vtg.) (a)(d)	89,447	816,651
General Dynamics Corp.	258,918	16,961,718
GeoEye, Inc. (a)(d)	19,364	519,536
HEICO Corp. Class A	34,477	1,025,001
Hexcel Corp. (a)(d)	77,044	1,746,587
Honeywell International, Inc.	624,123	36,479,989
Huntington Ingalls Industries, Inc. (a)	40,029	1,603,962
Innovative Solutions & Support, Inc. (a)	20,271	78,246
KEYW Holding Corp. (a)(d)	13,887	156,368
Kratos Defense & Security Solutions, Inc. (a)	44,930	214,765
L-3 Communications Holdings, Inc.	86,081	6,046,329
LMI Aerospace, Inc. (a)	6,877	133,895

	Shares	Value
Lockheed Martin Corp.	229,607	$ 20,926,382
Moog, Inc. Class A (a)(d)	33,048	1,210,548
National Presto Industries, Inc. (d)	4,216	306,588
Northrop Grumman Corp.	203,658	13,622,684
Orbital Sciences Corp. (a)	39,974	551,641
Precision Castparts Corp.	125,069	20,146,115
Raytheon Co.	298,668	16,880,715
Rockwell Collins, Inc.	120,141	5,871,291
Sparton Corp. (a)	2,579	25,790
Spirit AeroSystems Holdings, Inc. Class A (a)(d)	98,651	2,452,464
Sypris Solutions, Inc.	2,772	18,877
Taser International, Inc. (a)(d)	58,908	315,158
Teledyne Technologies, Inc. (a)	29,878	1,927,430
Textron, Inc.	249,615	6,669,713
The Boeing Co.	577,008	41,198,371
TransDigm Group, Inc. (a)	48,745	6,757,032
Triumph Group, Inc.	32,470	1,929,692
United Technologies Corp.	686,187	54,792,032
		274,540,398
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	108,399	504,055
Atlas Air Worldwide Holdings, Inc. (a)(d)	43,607	2,245,761
C.H. Robinson Worldwide, Inc.	138,673	7,850,279
Echo Global Logistics, Inc. (a)	11,731	207,756
Expeditors International of Washington, Inc.	197,701	7,237,834
FedEx Corp.	258,470	22,649,726
Forward Air Corp.	23,667	795,685
Hub Group, Inc. Class A (a)	25,258	760,266
Pacer International, Inc. (a)(d)	29,688	121,721
Park-Ohio Holdings Corp. (a)	3,535	76,038
Radiant Logistics, Inc. (a)	14,104	23,836
United Parcel Service, Inc. Class B (d)	634,873	46,859,976
UTI Worldwide, Inc.	75,993	1,043,384
XPO Logistics, Inc. (a)(d)	10,264	152,215
		90,528,532
Airlines - 0.2%
Alaska Air Group, Inc. (a)	53,353	1,789,993
Allegiant Travel Co. (a)(d)	24,598	1,629,372
Delta Air Lines, Inc. (a)	696,399	6,023,851
Hawaiian Holdings, Inc. (a)	71,807	425,816
JetBlue Airways Corp. (a)(d)	168,034	823,367
Republic Airways Holdings, Inc. (a)	81,894	364,428
SkyWest, Inc. (d)	63,299	555,132
Southwest Airlines Co.	643,054	5,748,903
Spirit Airlines, Inc. (a)	15,904	310,923
United Continental Holdings, Inc. (a)(d)	280,088	5,167,624
US Airways Group, Inc. (a)(d)	122,587	1,306,777
		24,146,186
Building Products - 0.2%
A.O. Smith Corp. (d)	36,923	2,020,057
AAON, Inc.	33,674	619,602
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Ameresco, Inc. Class A (a)	38,199	$ 458,770
American Woodmark Corp. (a)	9,343	180,880
Apogee Enterprises, Inc.	33,247	525,303
Armstrong World Industries, Inc. (d)	15,342	674,588
Builders FirstSource, Inc. (a)(d)	33,067	147,148
Fortune Brands Home & Security, Inc. (a)	128,056	3,265,428
Gibraltar Industries, Inc. (a)	56,316	615,534
Griffon Corp.	38,833	375,515
Insteel Industries, Inc. (d)	16,775	168,086
Lennox International, Inc. (d)	34,295	1,629,355
Masco Corp. (d)	281,935	3,992,200
NCI Building Systems, Inc. (a)(d)	16,002	172,022
Nortek, Inc. (a)	7,666	394,569
Owens Corning (a)	130,235	4,344,640
Patrick Industries, Inc. (a)(d)	3,363	43,719
Quanex Building Products Corp.	24,300	425,250
Simpson Manufacturing Co. Ltd. (d)	27,187	691,365
Trex Co., Inc. (a)(d)	11,686	359,345
Universal Forest Products, Inc. (d)	26,737	1,027,503
US Home Systems, Inc.	4,260	52,952
USG Corp. (a)(d)	46,968	965,662
		23,149,493
Commercial Services & Supplies - 0.6%
A.T. Cross Co. Class A (a)	3,868	38,332
ABM Industries, Inc. (d)	32,787	662,953
ACCO Brands Corp. (d)	85,739	565,020
Acorn Energy, Inc. (d)	12,727	104,743
American Reprographics Co. (a)	46,203	185,736
Asset Acceptance Capital Corp. (a)	10,832	70,516
Asta Funding, Inc. (d)	4,468	42,535
Avery Dennison Corp.	106,008	3,310,630
Casella Waste Systems, Inc. Class A (a)(d)	64,851	311,933
CECO Environmental Corp.	2,290	21,709
Cenveo, Inc. (a)(d)	104,135	209,311
Cintas Corp.	89,845	3,631,535
Clean Harbors, Inc. (a)(d)	39,179	2,130,946
Consolidated Graphics, Inc. (a)(d)	14,819	397,001
Copart, Inc. (a)	124,595	3,327,932
Corrections Corp. of America	88,360	2,943,272
Courier Corp.	17,378	194,981
Covanta Holding Corp.	92,870	1,588,077
Deluxe Corp.	54,408	1,543,555
Encore Capital Group, Inc. (a)	16,160	452,965
EnergySolutions, Inc. (a)(d)	225,837	553,301
EnerNOC, Inc. (a)(d)	15,233	150,350
Ennis, Inc.	21,290	310,621
Fuel Tech, Inc. (a)	51,934	256,035
G&K Services, Inc. Class A	13,044	409,190
Healthcare Services Group, Inc.	45,556	964,421
Heritage-Crystal Clean, Inc. (a)	7,679	138,145

	Shares	Value
Herman Miller, Inc.	40,346	$ 789,168
HNI Corp.	49,416	1,369,812
Industrial Services of America, Inc. (a)	1,620	5,638
InnerWorkings, Inc. (a)(d)	28,532	343,811
Interface, Inc.	44,100	605,493
Intersections, Inc.	12,865	141,129
Iron Mountain, Inc. (d)	169,545	5,561,076
KAR Auction Services, Inc. (a)	32,774	573,545
Kimball International, Inc. Class B	16,142	181,275
Knoll, Inc. (d)	32,235	468,697
McGrath RentCorp.	17,562	442,211
Metalico, Inc. (a)(d)	55,605	127,892
Mine Safety Appliances Co.	26,951	939,781
Mobile Mini, Inc. (a)(d)	36,488	623,945
Multi-Color Corp.	7,946	162,098
NL Industries, Inc.	6,707	78,204
Performant Financial Corp.	11,395	123,636
Perma-Fix Environmental Services, Inc. (a)	34,689	32,955
Pitney Bowes, Inc. (d)	142,010	1,897,254
Portfolio Recovery Associates, Inc. (a)(d)	14,339	1,438,919
Quad/Graphics, Inc. (d)	22,071	404,341
R.R. Donnelley & Sons Co. (d)	150,758	1,655,323
Republic Services, Inc.	279,496	7,728,064
Rollins, Inc.	69,664	1,621,778
Schawk, Inc. Class A	4,209	54,970
Standard Parking Corp. (a)(d)	5,698	131,567
Standard Register Co.	19,851	15,285
Steelcase, Inc. Class A	74,937	726,889
Stericycle, Inc. (a)(d)	70,587	6,460,122
Swisher Hygiene, Inc. (Canada) (a)(d)	144,744	256,197
Sykes Enterprises, Inc. (a)	30,728	414,521
Team, Inc. (a)(d)	18,138	567,175
Tetra Tech, Inc. (a)(d)	44,643	1,158,039
The Brink's Co.	40,696	905,893
The Geo Group, Inc.	57,559	1,514,377
TMS International Corp. (a)	14,898	150,023
TRC Companies, Inc. (a)	13,255	92,255
Unifirst Corp. Massachusetts	12,480	792,605
United Stationers, Inc. (d)	31,409	759,784
US Ecology, Inc.	25,366	476,881
Viad Corp.	19,833	405,982
Virco Manufacturing Co. (a)	2,682	4,157
Waste Connections, Inc.	93,860	2,717,247
Waste Management, Inc.	371,867	12,859,161
		82,294,920
Construction & Engineering - 0.3%
AECOM Technology Corp. (a)	90,995	1,764,393
Aegion Corp. (a)(d)	34,101	665,652
Argan, Inc.	4,560	76,380
Comfort Systems USA, Inc.	43,738	451,376
Dycom Industries, Inc. (a)	25,959	376,925
EMCOR Group, Inc.	58,224	1,608,729
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Fluor Corp.	140,602	$ 7,241,003
Foster Wheeler AG (a)	88,503	1,938,216
Furmanite Corp. (a)	22,370	109,166
Goldfield Corp.	10,906	23,884
Granite Construction, Inc. (d)	31,641	872,342
Great Lakes Dredge & Dock Corp.	39,072	285,616
Integrated Electrical Services, Inc. (a)	12,011	35,793
Jacobs Engineering Group, Inc. (a)(d)	105,503	4,171,589
KBR, Inc.	125,382	3,396,598
Layne Christensen Co. (a)(d)	15,356	298,521
MasTec, Inc. (a)	48,062	876,651
Michael Baker Corp. (a)	6,265	149,546
MYR Group, Inc. (a)	25,270	513,992
Northwest Pipe Co. (a)(d)	12,188	307,625
Orion Marine Group, Inc. (a)	15,813	120,495
Pike Electric Corp. (a)	14,023	124,805
Primoris Services Corp.	17,623	216,763
Quanta Services, Inc. (a)	177,700	4,264,800
Shaw Group, Inc. (a)	55,953	2,354,502
Sterling Construction Co., Inc. (a)	31,847	308,597
Tutor Perini Corp. (a)	37,087	393,493
UniTek Global Services, Inc. (a)	12,775	44,202
URS Corp.	61,309	2,232,261
		35,223,915
Electrical Equipment - 0.7%
A123 Systems, Inc. (a)(d)	98,763	25,550
Active Power, Inc. (a)	52,617	39,989
Acuity Brands, Inc.	33,558	2,153,081
Allied Motion Technologies, Inc.	4,209	25,338
Altair Nanotechnologies, Inc. (a)(d)	63,623	47,717
American Superconductor Corp. (a)(d)	167,016	626,310
AMETEK, Inc.	227,538	7,806,829
AZZ, Inc.	24,628	782,185
Babcock & Wilcox Co. (a)	97,803	2,412,800
Belden, Inc.	33,652	1,148,543
Brady Corp. Class A	43,963	1,234,481
Broadwind Energy, Inc. (a)	7,253	13,128
Capstone Turbine Corp. (a)(d)	814,128	813,070
Coleman Cable, Inc.	5,164	48,955
Cooper Industries PLC Class A	137,404	10,051,103
Emerson Electric Co.	638,040	32,361,389
Encore Wire Corp.	23,059	653,031
EnerSys (a)(d)	36,086	1,344,204
Enphase Energy, Inc. (d)	6,803	33,743
Espey Manufacturing & Electronics Corp.	2,015	54,385
Franklin Electric Co., Inc.	17,393	943,222
FuelCell Energy, Inc. (a)(d)	246,058	243,597
Generac Holdings, Inc.	30,944	666,843
General Cable Corp. (a)(d)	39,737	1,076,475
Global Power Equipment Group, Inc.	10,454	203,853
GrafTech International Ltd. (a)(d)	132,891	1,245,189

	Shares	Value
Hubbell, Inc. Class B	49,454	$ 3,996,872
II-VI, Inc. (a)(d)	36,783	684,164
LSI Industries, Inc.	24,011	156,552
MagneTek, Inc. (a)	2,664	34,099
Nexxus Lighting, Inc. (a)	1,806	235
Ocean Power Technologies, Inc. (a)(d)	5,875	16,391
Plug Power, Inc. (a)(d)	38,179	36,656
Polypore International, Inc. (a)(d)	32,865	1,065,483
Powell Industries, Inc. (a)(d)	7,721	292,780
PowerSecure International, Inc. (a)	20,869	110,606
Preformed Line Products Co.	1,961	115,542
Regal-Beloit Corp. (d)	32,900	2,239,174
Rockwell Automation, Inc.	117,791	8,488,019
Roper Industries, Inc.	86,220	8,862,554
Satcon Technology Corp. (a)(d)	9,443	11,332
SL Industries, Inc. (a)	2,156	29,580
Thermon Group Holdings, Inc. (a)	10,097	230,817
Ultralife Corp. (a)	13,410	39,828
Vicor Corp.	10,982	66,112
		92,531,806
Industrial Conglomerates - 2.2%
3M Co. (d)	561,373	51,983,140
Carlisle Companies, Inc.	55,830	2,922,142
Danaher Corp.	507,963	27,211,578
General Electric Co.	9,240,532	191,371,418
Raven Industries, Inc. (d)	30,000	911,100
Seaboard Corp. (a)(d)	366	764,644
Standex International Corp.	10,804	482,291
Tyco International Ltd.	405,096	22,839,312
		298,485,625
Machinery - 2.1%
Accuride Corp. (a)	79,004	396,600
Actuant Corp. Class A (d)	48,056	1,351,335
Adept Technology, Inc. (a)	584	2,482
AGCO Corp. (a)	77,840	3,276,286
Alamo Group, Inc.	17,898	520,653
Albany International Corp. Class A	47,080	994,330
Altra Holdings, Inc. (d)	19,022	350,195
American Railcar Industries, Inc. (a)	11,797	336,686
Ampco-Pittsburgh Corp.	10,414	175,580
Astec Industries, Inc. (a)(d)	12,338	361,874
Barnes Group, Inc.	31,261	739,948
Blount International, Inc. (a)(d)	31,486	405,540
Briggs & Stratton Corp. (d)	42,488	735,892
Cascade Corp.	13,797	677,019
Caterpillar, Inc. (d)	508,341	43,376,738
Chart Industries, Inc. (a)(d)	27,582	1,925,224
CIRCOR International, Inc.	13,068	416,216
CLARCOR, Inc. (d)	46,115	2,219,976
Colfax Corp. (a)(d)	35,245	1,159,208
Columbus McKinnon Corp. (NY Shares) (a)(d)	26,972	399,725
Commercial Vehicle Group, Inc. (a)(d)	77,079	651,318
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Crane Co.	41,480	$ 1,575,825
Cummins, Inc.	148,621	14,432,585
Deere & Co. (d)	349,330	26,238,176
Donaldson Co., Inc. (d)	113,795	4,015,826
Douglas Dynamics, Inc.	29,195	409,314
Dover Corp.	158,638	9,170,863
Dynamic Materials Corp.	17,783	287,373
Eastern Co.	943	16,078
Eaton Corp. (d)	283,094	12,659,964
Energy Recovery, Inc. (a)(d)	81,715	205,922
EnPro Industries, Inc. (a)(d)	22,235	834,702
ESCO Technologies, Inc.	20,247	717,351
Federal Signal Corp. (a)(d)	80,990	483,510
Flow International Corp. (a)(d)	66,905	220,787
Flowserve Corp. (d)	44,479	5,678,189
FreightCar America, Inc.	19,411	347,845
Gardner Denver, Inc.	40,080	2,416,022
Gencor Industries, Inc. (a)	1,849	14,089
Gorman-Rupp Co.	14,200	391,068
Graco, Inc. (d)	51,140	2,526,316
Graham Corp.	12,124	230,477
Greenbrier Companies, Inc. (a)	15,464	223,455
Hardinge, Inc.	12,474	112,141
Harsco Corp.	75,085	1,530,983
Hurco Companies, Inc. (a)	3,319	68,670
IDEX Corp. (d)	58,989	2,351,302
Illinois Tool Works, Inc. (d)	361,175	21,414,066
Ingersoll-Rand PLC	283,533	13,258,003
ITT Corp.	114,023	2,269,058
John Bean Technologies Corp.	23,559	376,002
Joy Global, Inc.	93,181	4,974,002
Kadant, Inc. (a)	18,429	418,891
Kaydon Corp.	29,963	666,377
Kennametal, Inc. (d)	63,866	2,352,823
L.B. Foster Co. Class A	10,636	341,947
Lincoln Electric Holdings, Inc. (d)	88,988	3,670,755
Lindsay Corp.	10,287	672,358
Lydall, Inc. (a)	9,770	125,349
Manitex International, Inc. (a)	3,731	26,154
Manitowoc Co., Inc. (d)	95,250	1,226,820
Meritor, Inc. (a)	87,590	391,527
Met-Pro Corp.	10,211	93,124
Middleby Corp. (a)(d)	16,713	1,924,502
Miller Industries, Inc.	16,197	248,462
Mueller Industries, Inc.	43,428	1,871,747
Mueller Water Products, Inc. Class A	110,189	422,024
NACCO Industries, Inc. Class A	6,219	661,702
Navistar International Corp. (a)	71,306	1,567,306
NN, Inc. (a)(d)	12,121	102,180
Nordson Corp.	52,385	3,080,762
Omega Flex, Inc. (a)	258	2,748

	Shares	Value
Oshkosh Truck Corp. (a)(d)	75,655	$ 1,917,098
PACCAR, Inc. (d)	304,712	12,161,056
Pall Corp.	95,284	5,289,215
Parker Hannifin Corp.	134,545	10,760,909
Pentair, Inc. (d)	82,460	3,504,550
PMFG, Inc. (a)	15,367	110,642
Proto Labs, Inc. (d)	2,499	78,619
RBC Bearings, Inc. (a)(d)	21,831	1,004,008
Rexnord Corp.	17,609	265,015
Robbins & Myers, Inc.	32,129	1,921,957
Sauer-Danfoss, Inc.	13,027	496,720
Snap-On, Inc.	47,454	3,294,257
SPX Corp.	43,036	2,750,000
Stanley Black & Decker, Inc.	148,959	9,798,523
Sun Hydraulics Corp. (d)	19,343	447,790
Tecumseh Products Co. Class A (non-vtg.) (a)	29,489	155,997
Tennant Co.	13,999	587,258
Terex Corp. (a)	89,801	1,981,908
Timken Co.	75,024	3,012,964
Titan International, Inc. (d)	31,894	665,947
Toro Co. (d)	58,344	2,170,397
TriMas Corp. (a)(d)	46,817	1,006,566
Trinity Industries, Inc.	66,006	1,870,610
Twin Disc, Inc. (d)	7,177	132,846
Valmont Industries, Inc. (d)	19,818	2,511,932
Wabash National Corp. (a)(d)	74,589	499,000
WABCO Holdings, Inc. (a)	53,197	3,123,728
Wabtec Corp.	49,289	3,851,442
Watts Water Technologies, Inc. Class A	38,674	1,417,402
Woodward, Inc.	51,161	1,787,054
Xylem, Inc.	151,763	3,686,323
		292,052,080
Marine - 0.0%
Baltic Trading Ltd.	21,117	65,040
Eagle Bulk Shipping, Inc. (a)(d)	19,099	54,623
Genco Shipping & Trading Ltd. (a)(d)	78,839	227,845
International Shipholding Corp.	10,420	174,848
Kirby Corp. (a)(d)	46,266	2,435,905
Matson, Inc.	30,827	699,465
		3,657,726
Professional Services - 0.3%
Acacia Research Corp. - Acacia Technologies (a)(d)	31,494	829,552
Advisory Board Co. (a)(d)	32,138	1,424,678
Barrett Business Services, Inc.	6,681	169,297
CBIZ, Inc. (a)(d)	37,390	207,141
CDI Corp.	9,649	158,919
Corporate Executive Board Co.	26,015	1,211,258
CRA International, Inc. (a)(d)	15,589	247,086
CTPartners Executive Search, Inc. (a)	859	3,195
Dolan Co. (a)	21,177	75,178
Dun & Bradstreet Corp.	40,399	3,270,299
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Equifax, Inc.	102,771	$ 4,704,856
Exponent, Inc. (a)(d)	15,525	808,232
Franklin Covey Co. (a)	5,338	55,248
FTI Consulting, Inc. (a)(d)	68,234	1,774,766
GP Strategies Corp. (a)	7,843	157,252
Heidrick & Struggles International, Inc.	22,259	274,231
Hill International, Inc. (a)(d)	13,945	53,130
Hudson Global, Inc. (a)(d)	8,927	41,421
Huron Consulting Group, Inc. (a)	16,504	532,584
ICF International, Inc. (a)	17,107	377,038
IHS, Inc. Class A (a)(d)	51,981	5,927,913
Insperity, Inc.	15,769	385,552
Kelly Services, Inc. Class A (non-vtg.)	19,294	238,088
Kforce, Inc. (a)	25,995	304,661
Korn/Ferry International (a)	33,723	482,239
Manpower, Inc.	75,166	2,789,410
Mastech Holdings, Inc. (a)	299	1,585
MISTRAS Group, Inc. (a)	12,788	278,906
Navigant Consulting, Inc. (a)	41,733	461,150
Nielsen Holdings B.V. (a)	69,330	1,944,013
Odyssey Marine Exploration, Inc. (a)(d)	46,227	167,804
On Assignment, Inc. (a)(d)	26,316	434,477
Pendrell Corp. (a)	126,539	151,847
RCM Technologies, Inc. (a)	1,203	6,725
Resources Connection, Inc.	43,312	484,228
Robert Half International, Inc.	123,411	3,245,709
RPX Corp. (a)	14,564	170,981
Spherix, Inc. (a)	232	114
Towers Watson & Co.	48,457	2,632,184
TrueBlue, Inc. (a)	38,883	603,853
Verisk Analytics, Inc. (a)	115,570	5,607,456
VSE Corp.	1,834	42,567
WageWorks, Inc. (a)	5,471	93,335
		42,830,158
Road & Rail - 0.9%
AMERCO	6,519	606,593
Arkansas Best Corp.	18,872	173,245
Avis Budget Group, Inc. (a)(d)	83,503	1,371,119
Celadon Group, Inc.	62,978	1,039,767
Con-way, Inc.	51,304	1,555,024
Covenant Transport Group, Inc. Class A (a)	9,633	47,298
CSX Corp.	914,985	20,550,563
Dollar Thrifty Automotive Group, Inc. (a)	19,665	1,714,001
Genesee & Wyoming, Inc. Class A (a)(d)	33,064	2,101,548
Heartland Express, Inc. (d)	52,772	687,091
Hertz Global Holdings, Inc. (a)(d)	183,751	2,605,589
J.B. Hunt Transport Services, Inc. (d)	81,918	4,295,780
Kansas City Southern	94,754	7,327,327
Knight Transportation, Inc.	54,848	784,326
Landstar System, Inc.	39,848	1,883,615

	Shares	Value
Marten Transport Ltd.	20,799	$ 366,894
Norfolk Southern Corp.	287,752	20,850,510
Old Dominion Freight Lines, Inc. (a)(d)	46,240	2,070,627
Patriot Transportation Holding, Inc. (a)	1,312	33,653
Providence & Worcester Railroad Co.	4,631	56,035
Quality Distribution, Inc. (a)(d)	25,189	245,089
RailAmerica, Inc. (a)	21,609	592,087
Roadrunner Transportation Systems, Inc. (a)	12,158	212,522
Ryder System, Inc.	45,757	1,830,738
Saia, Inc. (a)	11,656	252,935
Swift Transporation Co. (a)(d)	51,169	417,027
Union Pacific Corp.	419,354	50,926,350
Universal Truckload Services, Inc.	4,618	65,483
USA Truck, Inc. (a)	1,841	6,830
Werner Enterprises, Inc. (d)	41,229	917,345
YRC Worldwide, Inc. (a)(d)	240	1,342
Zipcar, Inc. (a)(d)	19,521	154,216
		125,742,569
Trading Companies & Distributors - 0.3%
Aceto Corp.	32,506	290,604
AeroCentury Corp. (a)	688	7,706
Air Lease Corp. Class A (a)	64,973	1,339,743
Aircastle Ltd.	32,942	376,198
Applied Industrial Technologies, Inc.	26,028	1,058,819
Beacon Roofing Supply, Inc. (a)(d)	44,417	1,249,894
BlueLinx Corp. (a)	17,176	38,131
CAI International, Inc. (a)(d)	7,670	152,403
DXP Enterprises, Inc. (a)	5,908	272,418
Edgen Group, Inc. Class A	12,913	95,944
Essex Rental Corp. (a)(d)	16,688	61,746
Fastenal Co. (d)	253,150	10,908,234
GATX Corp.	39,127	1,610,467
H&E Equipment Services, Inc.	24,825	439,403
Houston Wire & Cable Co.	15,647	171,648
Interline Brands, Inc. (a)(d)	26,472	673,977
Kaman Corp. (d)	17,880	586,464
Lawson Products, Inc.	4,764	38,112
MRC Global, Inc.	21,717	478,426
MSC Industrial Direct Co., Inc. Class A (d)	35,219	2,440,677
Rush Enterprises, Inc. Class A (a)(d)	25,276	430,703
TAL International Group, Inc.	16,704	568,103
Textainer Group Holdings Ltd.	13,061	461,315
Titan Machinery, Inc. (a)	17,235	397,267
United Rentals, Inc. (a)(d)	63,377	2,047,711
W.W. Grainger, Inc. (d)	54,152	11,153,146
Watsco, Inc. (d)	25,351	1,912,986
WESCO International, Inc. (a)(d)	30,088	1,738,485
Willis Lease Finance Corp. (a)(d)	2,006	24,834
		41,025,564
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)(d)	18,229	$ 254,112
TOTAL INDUSTRIALS		1,426,463,084
INFORMATION TECHNOLOGY - 19.3%
Communications Equipment - 1.8%
Acme Packet, Inc. (a)(d)	46,234	882,607
ADTRAN, Inc. (d)	58,980	1,196,704
Alliance Fiber Optic Products, Inc. (a)	9,573	87,497
Ambient Corp. (a)(d)	1,932	10,143
Anaren, Inc. (a)	42,259	832,925
Arris Group, Inc. (a)(d)	84,319	1,149,268
Aruba Networks, Inc. (a)(d)	82,746	1,625,959
Aviat Networks, Inc. (a)	66,605	151,859
Bel Fuse, Inc. Class B (non-vtg.)	7,032	136,983
Black Box Corp.	16,753	435,410
Blonder Tongue Laboratories, Inc. (a)	3,352	3,352
Brocade Communications Systems, Inc. (a)	336,853	1,953,747
CalAmp Corp. (a)	16,135	122,626
Calix Networks, Inc. (a)(d)	19,283	102,393
Ciena Corp. (a)(d)	74,814	1,022,707
Cisco Systems, Inc.	4,700,247	89,680,713
Clearfield, Inc. (a)	2,407	12,324
Communications Systems, Inc.	4,311	48,542
Comtech Telecommunications Corp. (d)	22,438	630,957
Digi International, Inc. (a)(d)	21,456	221,640
Ditech Networks, Inc. (a)	7,261	5,954
EchoStar Holding Corp. Class A (a)	37,522	1,013,469
EMCORE Corp. (a)(d)	14,875	69,913
Emulex Corp. (a)	66,808	457,635
Entrada Networks, Inc. (a)	150	0
Extreme Networks, Inc. (a)(d)	100,558	357,986
F5 Networks, Inc. (a)	66,859	6,518,084
Finisar Corp. (a)(d)	64,308	883,592
Globecomm Systems, Inc. (a)(d)	11,676	139,061
Harmonic, Inc. (a)	75,490	344,989
Harris Corp.	108,567	5,105,906
Infinera Corp. (a)(d)	140,398	797,461
InterDigital, Inc. (d)	37,438	1,263,533
Ixia (a)(d)	41,525	616,231
JDS Uniphase Corp. (a)	177,119	1,981,962
Juniper Networks, Inc. (a)	460,665	8,033,998
KVH Industries, Inc. (a)(d)	23,641	320,572
Lantronix, Inc. (a)	71	129
Loral Space & Communications Ltd.	10,995	807,253
Meru Networks, Inc. (a)(d)	20,865	61,760
Motorola Solutions, Inc.	260,084	12,395,603
NETGEAR, Inc. (a)(d)	32,032	1,171,410
Network Engines, Inc. (a)	28,981	41,443
NumereX Corp. Class A (a)(d)	2,670	27,821

	Shares	Value
Oclaro, Inc. (a)(d)	45,198	$ 116,159
Oplink Communications, Inc. (a)	15,273	245,437
Optical Cable Corp.	564	2,171
Palo Alto Networks, Inc. (d)	5,818	374,563
Parkervision, Inc. (a)(d)	48,457	111,451
PC-Tel, Inc.	2,259	14,232
Performance Technologies, Inc. (a)	2,977	4,049
Plantronics, Inc.	39,954	1,424,760
Polycom, Inc. (a)	189,613	1,975,767
Powerwave Technologies, Inc. (a)(d)	17,873	6,792
Procera Networks, Inc. (a)	21,122	447,575
QUALCOMM, Inc.	1,500,440	92,217,042
Relm Wireless Corp. (a)	9,436	17,457
Riverbed Technology, Inc. (a)	133,318	2,665,027
ShoreTel, Inc. (a)(d)	4,948	19,792
Sonus Networks, Inc. (a)	223,825	431,982
Sycamore Networks, Inc. (a)	13,906	205,531
Symmetricom, Inc. (a)	21,713	133,752
Tellabs, Inc.	247,829	879,793
Telular Corp.	1,806	17,283
Tessco Technologies, Inc.	3,361	63,691
Ubiquiti Networks, Inc. (d)	4,528	54,427
ViaSat, Inc. (a)(d)	35,696	1,381,435
Westell Technologies, Inc. Class A (a)	20,974	44,884
Zhone Technologies, Inc. (a)	5,862	3,517
Zoom Technologies, Inc. (a)(d)	31,336	30,772
		245,613,462
Computers & Peripherals - 5.1%
3D Systems Corp. (a)(d)	34,038	1,487,801
Apple, Inc.	811,655	539,945,344
Astro-Med, Inc.	4,606	37,539
Avid Technology, Inc. (a)(d)	34,710	319,679
Concurrent Computer Corp.	987	4,224
Cray, Inc. (a)	32,010	365,234
Crossroads Systems, Inc. (a)	3,524	14,026
Datalink Corp. (a)(d)	9,248	77,221
Dataram Corp. (a)	3,336	1,719
Dell, Inc.	1,384,312	14,659,864
Diebold, Inc.	54,057	1,761,177
Dot Hill Systems Corp. (a)	109,713	123,976
Electronics for Imaging, Inc. (a)	55,580	858,711
EMC Corp. (a)	1,839,858	48,369,867
Fusion-io, Inc. (a)(d)	45,268	1,268,409
Hauppauge Digital, Inc. (a)	430	538
Hewlett-Packard Co.	1,740,455	29,378,880
Hutchinson Technology, Inc. (a)(d)	34,936	57,994
iGO, Inc. (a)	68,212	33,287
Imation Corp. (a)(d)	19,750	112,773
Immersion Corp. (a)(d)	59,681	342,569
Intermec, Inc. (a)	37,733	223,379
Interphase Corp. (a)	10,718	39,978
Intevac, Inc. (a)(d)	17,689	109,672
Lexmark International, Inc. Class A	56,069	1,217,258
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
NCR Corp. (a)	131,978	$ 2,954,987
NetApp, Inc. (a)	339,363	11,714,811
Novatel Wireless, Inc. (a)	27,517	55,860
OCZ Technology Group, Inc. (a)(d)	45,585	258,011
Overland Storage, Inc. (a)	596	1,132
Presstek, Inc. (a)	7,291	3,573
QLogic Corp. (a)	79,628	969,073
Quantum Corp. (a)(d)	153,724	245,958
Rimage Corp.	6,017	41,397
SanDisk Corp. (a)	212,851	8,773,718
Scan-Optics, Inc. (a)	300	0
Seagate Technology (d)	365,627	11,703,720
Silicon Graphics International Corp. (a)(d)	32,579	278,225
STEC, Inc. (a)(d)	29,627	219,536
Stratasys, Inc. (a)(d)	19,165	1,239,209
Super Micro Computer, Inc. (a)	26,807	330,530
Synaptics, Inc. (a)	22,919	697,196
Transact Technologies, Inc. (a)	3,411	24,457
USA Technologies, Inc. (a)(d)	38,549	54,740
Video Display Corp. (a)	2,957	13,602
Western Digital Corp. (a)	223,974	9,366,593
		689,757,447
Electronic Equipment & Components - 0.7%
Advanced Photonix, Inc. Class A (a)	4,544	2,817
Aeroflex Holding Corp. (a)	11,165	79,272
Agilysys, Inc. (a)(d)	38,149	316,255
Amphenol Corp. Class A	142,497	8,673,792
Anixter International, Inc. (d)	21,905	1,317,148
Arrow Electronics, Inc. (a)	128,186	4,646,743
Audience, Inc.	4,453	80,466
Avnet, Inc. (a)	130,776	4,212,295
AVX Corp.	35,625	364,800
Badger Meter, Inc.	35,716	1,211,130
Benchmark Electronics, Inc. (a)	50,023	802,869
BrightPoint, Inc. (a)	123,441	1,107,266
Checkpoint Systems, Inc. (a)(d)	27,013	215,834
ClearSign Combustion Corp. (a)(d)	2,567	18,354
Cognex Corp.	54,520	1,967,627
Coherent, Inc. (a)(d)	20,405	960,871
Corning, Inc.	1,372,498	16,456,251
CTS Corp.	18,339	180,639
Daktronics, Inc.	32,196	307,794
Document Security Systems, Inc. (a)(d)	10,726	39,257
Dolby Laboratories, Inc. Class A (a)(d)	41,734	1,384,734
DTS, Inc. (a)(d)	19,732	442,983
Echelon Corp. (a)	32,190	107,193
Electro Rent Corp.	12,184	208,590
Electro Scientific Industries, Inc.	21,640	265,306
eMagin Corp. (a)(d)	5,084	23,132
Fabrinet (a)	16,812	201,408

	Shares	Value
FARO Technologies, Inc. (a)(d)	18,648	$ 735,664
FEI Co. (d)	30,148	1,619,249
FLIR Systems, Inc.	126,251	2,499,770
Frequency Electronics, Inc. (a)	430	3,732
Giga-Tronics, Inc. (a)	2,579	4,255
I. D. Systems Inc. (a)	6,071	30,234
Identive Group, Inc. (a)	106,182	74,327
IEC Electronics Corp. (a)	86	493
Ingram Micro, Inc. Class A (a)	145,788	2,226,183
Insight Enterprises, Inc. (a)(d)	31,583	567,231
InvenSense, Inc.	24,022	302,197
IPG Photonics Corp. (a)(d)	26,878	1,652,728
Iteris, Inc. (a)	1,032	1,569
Itron, Inc. (a)(d)	32,926	1,427,671
Jabil Circuit, Inc.	156,276	3,559,967
KEMET Corp. (a)	26,217	122,171
LightPath Technologies, Inc. Class A (a)	376	387
Littelfuse, Inc.	21,280	1,091,451
LoJack Corp. (a)	24,621	61,799
LRAD Corp. (a)	56,581	63,371
Maxwell Technologies, Inc. (a)(d)	15,285	116,319
Measurement Specialties, Inc. (a)(d)	15,282	496,359
Mercury Computer Systems, Inc. (a)(d)	23,393	228,316
Mesa Laboratories, Inc.	2,184	102,714
Methode Electronics, Inc. Class A	27,713	260,225
MicroVision, Inc. (a)(d)	33,140	91,466
MOCON, Inc.	2,209	32,251
Molex, Inc.	125,980	3,344,769
MTS Systems Corp.	16,730	850,051
Multi-Fineline Electronix, Inc. (a)	10,240	250,880
National Instruments Corp. (d)	77,745	2,002,711
Neonode, Inc. (a)(d)	20,693	82,358
NetList, Inc. (a)(d)	104,599	178,864
Newport Corp. (a)	23,268	289,221
OSI Systems, Inc. (a)(d)	17,430	1,291,563
Park Electrochemical Corp.	16,314	423,838
PC Connection, Inc.	6,039	73,615
PC Mall, Inc. (a)	4,077	23,891
Planar Systems, Inc. (a)	2,277	2,960
Plexus Corp. (a)(d)	33,577	1,003,617
Power-One, Inc. (a)	66,414	407,782
Pulse Electronics Corp.	50,135	56,151
RadiSys Corp. (a)	9,220	33,653
RealD, Inc. (a)(d)	37,860	375,193
Research Frontiers, Inc. (a)	1,719	5,432
Richardson Electronics Ltd.	23,707	283,773
Rofin-Sinar Technologies, Inc. (a)(d)	22,270	483,927
Rogers Corp. (a)	16,870	671,257
Sanmina-SCI Corp. (a)	57,434	496,230
ScanSource, Inc. (a)(d)	19,738	596,877
SYNNEX Corp. (a)(d)	16,578	572,438
TE Connectivity Ltd.	360,324	12,672,595
Tech Data Corp. (a)(d)	34,347	1,668,577
Trimble Navigation Ltd. (a)(d)	112,371	5,511,798
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
TTM Technologies, Inc. (a)(d)	45,522	$ 482,533
Uni-Pixel Inc. (a)	8,000	48,240
Universal Display Corp. (a)(d)	32,522	1,312,913
Viasystems Group, Inc. (a)	4,710	71,639
Vishay Intertechnology, Inc. (a)(d)	124,817	1,193,251
Vishay Precision Group, Inc. (a)	9,596	129,930
Wayside Technology Group, Inc.	1,232	15,696
Wireless Telecom Group, Inc. (a)	11,200	14,896
Zygo Corp. (a)	9,828	190,368
		100,080,412
Internet Software & Services - 2.1%
Active Network, Inc. (a)	30,019	338,014
Akamai Technologies, Inc. (a)	154,051	5,778,453
Ancestry.com, Inc. (a)(d)	20,613	640,652
AOL, Inc. (a)(d)	124,137	4,179,693
Autobytel, Inc. (a)	1,148	4,144
Bankrate, Inc. (a)	33,840	581,371
Bazaarvoice, Inc. (d)	15,833	234,962
Blucora, Inc. (a)	32,776	505,078
BroadVision, Inc. (a)	490	3,915
Carbonite, Inc.	4,801	36,296
comScore, Inc. (a)(d)	21,331	301,194
Constant Contact, Inc. (a)(d)	30,835	602,824
Cornerstone OnDemand, Inc. (a)	18,674	500,650
CoStar Group, Inc. (a)(d)	18,819	1,529,044
Crexendo, Inc.	6,585	24,167
DealerTrack Holdings, Inc. (a)	34,664	959,846
Demand Media, Inc. (a)(d)	24,152	245,143
Demandware, Inc.	4,350	113,100
Dice Holdings, Inc. (a)(d)	35,391	282,420
Digital River, Inc. (a)	26,434	440,390
EarthLink, Inc.	80,611	538,481
eBay, Inc. (a)	969,254	46,010,487
eGain Communications Corp. (a)	8,558	41,677
Equinix, Inc. (a)(d)	42,675	8,434,714
ExactTarget, Inc.	3,985	84,362
Facebook, Inc. Class A (d)	446,100	8,065,488
FriendFinder Networks, Inc. (a)(d)	17,170	12,706
GlowPoint, Inc. (a)	18,770	40,168
Google, Inc. Class A (a)	221,938	152,047,504
IAC/InterActiveCorp	59,783	3,099,151
Internap Network Services Corp. (a)(d)	34,998	251,986
IntraLinks Holdings, Inc. (a)	36,458	197,602
iPass, Inc. (a)(d)	22,438	40,837
j2 Global, Inc.	38,868	1,145,440
Keynote Systems, Inc.	17,976	236,025
KIT digital, Inc. (a)(d)	144,562	469,827
Limelight Networks, Inc. (a)(d)	33,081	76,417
LinkedIn Corp. (a)(d)	52,535	5,637,006
Liquidity Services, Inc. (a)(d)	21,953	1,150,118
LivePerson, Inc. (a)(d)	36,057	594,941

	Shares	Value
Local.com Corp. (a)	28,399	$ 56,230
LogMeIn, Inc. (a)	22,955	504,551
Marchex, Inc. Class B	28,685	97,242
Market Leader, Inc. (a)	5,306	26,689
MeetMe, Inc. (a)(d)	18,724	45,874
Millennial Media, Inc. (d)	5,458	62,931
Monster Worldwide, Inc. (a)(d)	89,914	626,701
Move, Inc. (a)	35,516	276,314
NIC, Inc. (d)	78,994	1,139,883
Onstream Media Corp. (a)	29	17
OpenTable, Inc. (a)(d)	17,198	730,055
Perficient, Inc. (a)	18,309	196,089
QuinStreet, Inc. (a)	17,620	151,003
Rackspace Hosting, Inc. (a)(d)	122,641	7,356,007
RealNetworks, Inc.	28,670	227,640
Responsys, Inc. (a)	13,609	130,510
Saba Software, Inc. (a)(d)	20,826	195,764
SciQuest, Inc. (a)	7,578	127,689
Selectica, Inc. (a)	552	2,109
SPS Commerce, Inc. (a)	5,106	178,455
Stamps.com, Inc. (a)	5,476	121,239
Support.com, Inc. (a)	117,655	362,377
Synacor, Inc. (d)	5,439	43,186
TechTarget, Inc. (a)	1,217	6,840
TheStreet.com, Inc.	3,696	5,137
Travelzoo, Inc. (a)(d)	5,383	121,440
United Online, Inc.	71,982	358,470
Unwired Planet, Inc. (a)(d)	76,683	131,128
ValueClick, Inc. (a)(d)	62,448	1,015,404
VeriSign, Inc. (a)(d)	129,741	6,186,051
VistaPrint Ltd. (a)(d)	28,654	1,033,550
Vocus, Inc. (a)(d)	23,379	454,020
Web.com Group, Inc. (a)	25,389	422,727
WebMD Health Corp. (a)(d)	42,908	641,046
WebMediaBrands, Inc. (a)	147	453
XO Group, Inc. (a)(d)	29,832	236,866
Yahoo!, Inc. (a)	1,002,327	14,684,091
Yelp, Inc. (d)	3,062	67,364
Zix Corp. (a)	43,773	112,497
		283,611,932
IT Services - 3.5%
Accenture PLC Class A	613,131	37,768,870
Acxiom Corp. (a)	66,136	1,128,280
Alliance Data Systems Corp. (a)	50,917	7,008,725
Analysts International Corp. (a)	1,000	3,860
Automatic Data Processing, Inc.	430,042	24,976,839
Booz Allen Hamilton Holding Corp. Class A (d)	22,456	412,292
Broadridge Financial Solutions, Inc.	87,381	2,069,182
CACI International, Inc. Class A (a)(d)	20,462	1,092,466
Cardtronics, Inc. (a)	33,554	947,901
Cass Information Systems, Inc.	3,596	143,912
Ciber, Inc. (a)	53,912	187,075
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Cognizant Technology Solutions Corp. Class A (a)	262,439	$ 16,869,579
Computer Sciences Corp.	132,525	4,268,630
Computer Task Group, Inc. (a)	4,854	77,664
Convergys Corp. (d)	80,658	1,251,006
CoreLogic, Inc. (a)	88,040	2,165,784
CSG Systems International, Inc. (a)(d)	47,456	1,006,542
CSP, Inc.	3,696	16,706
DST Systems, Inc.	31,684	1,612,082
Dynamics Research Corp. (a)	2,443	14,536
Edgewater Technology, Inc. (a)	2,875	10,983
EPAM Systems, Inc. (d)	6,277	109,848
Euronet Worldwide, Inc. (a)(d)	36,875	654,900
ExlService Holdings, Inc. (a)(d)	20,701	533,465
Fidelity National Information Services, Inc.	242,609	7,642,184
Fiserv, Inc. (a)	126,468	9,018,433
FleetCor Technologies, Inc. (a)	39,405	1,701,508
Forrester Research, Inc.	10,441	305,712
Gartner, Inc. Class A (a)(d)	74,803	3,694,520
Genpact Ltd.	104,362	1,904,607
Global Cash Access Holdings, Inc. (a)(d)	58,402	447,943
Global Payments, Inc.	62,757	2,613,829
Hackett Group, Inc. (a)	12,619	47,321
Heartland Payment Systems, Inc.	30,852	937,284
Higher One Holdings, Inc. (a)(d)	26,817	330,654
IBM Corp. (d)	965,097	188,049,150
iGate Corp. (a)(d)	19,383	312,260
Information Services Group, Inc. (a)	18,000	21,960
Innodata, Inc. (a)(d)	14,010	57,721
Jack Henry & Associates, Inc.	77,862	2,877,780
Lender Processing Services, Inc.	67,472	1,893,939
Lionbridge Technologies, Inc. (a)	34,685	121,744
ManTech International Corp. Class A	23,021	515,670
MasterCard, Inc. Class A	90,335	38,202,672
Mattersight Corp. (a)	4,307	23,904
Maximus, Inc.	30,123	1,638,390
ModusLink Global Solutions, Inc. (a)	31,030	94,642
MoneyGram International, Inc. (a)	66,937	1,067,645
NCI, Inc. Class A (a)(d)	12,261	89,628
NeuStar, Inc. Class A (a)(d)	51,899	1,949,845
Online Resources Corp. (a)	26,280	69,642
Paychex, Inc.	286,984	9,545,088
PFSweb, Inc. (a)	1,815	4,628
PRG-Schultz International, Inc. (a)	5,640	45,797
SAIC, Inc.	273,792	3,343,000
Sapient Corp. (d)	97,843	989,193
ServiceSource International, Inc. (a)	26,438	244,816
StarTek, Inc. (a)	2,150	6,343
Storage Engine, Inc. (a)	434	0
Syntel, Inc. (d)	16,557	965,273

	Shares	Value
Teletech Holdings, Inc. (a)	19,293	$ 318,527
Teradata Corp. (a)	144,919	11,068,913
The Management Network Group, Inc. (a)	206	443
The Western Union Co.	522,279	9,197,333
TNS, Inc. (a)	26,351	384,988
Total System Services, Inc.	171,609	3,977,897
Unisys Corp. (a)	35,389	747,770
Vantiv, Inc.	21,515	485,378
VeriFone Systems, Inc. (a)(d)	89,774	3,118,749
Virtusa Corp. (a)	9,712	164,133
Visa, Inc. Class A	466,136	59,781,942
Wright Express Corp. (a)(d)	31,092	2,047,097
		476,399,022
Office Electronics - 0.1%
Xerox Corp.	1,207,010	8,895,664
Zebra Technologies Corp. Class A (a)	39,540	1,474,447
		10,370,111
Semiconductors & Semiconductor Equipment - 2.2%
Advanced Energy Industries, Inc. (a)	31,081	396,904
Advanced Micro Devices, Inc. (a)(d)	466,780	1,736,422
AEHR Test Systems (a)	3,126	3,439
Aetrium, Inc. (a)	2,064	2,188
Altera Corp.	277,871	10,372,924
Amkor Technology, Inc. (a)(d)	114,967	539,195
Amtech Systems, Inc. (a)(d)	12,381	48,781
ANADIGICS, Inc. (a)(d)	74,954	87,696
Analog Devices, Inc.	259,067	10,295,323
Applied Materials, Inc.	1,097,065	12,824,690
Applied Micro Circuits Corp. (a)(d)	98,689	504,301
Atmel Corp. (a)	373,294	2,213,633
ATMI, Inc. (a)(d)	23,384	442,191
AuthenTec, Inc. (a)	19,562	156,692
Axcelis Technologies, Inc. (a)	87,264	91,627
AXT, Inc. (a)	31,515	105,575
Broadcom Corp. Class A	401,108	14,251,367
Brooks Automation, Inc.	46,495	372,425
BTU International, Inc. (a)	4,067	9,232
Cabot Microelectronics Corp. (d)	30,653	1,019,825
Cavium, Inc. (a)	39,294	1,269,196
Ceva, Inc. (a)(d)	14,448	232,902
Cirrus Logic, Inc. (a)(d)	54,354	2,264,931
Cohu, Inc.	18,095	159,236
Cree, Inc. (a)(d)	95,925	2,705,085
CVD Equipment Corp. (a)(d)	24,298	261,932
Cymer, Inc. (a)(d)	24,391	1,382,970
Cypress Semiconductor Corp.	214,263	2,487,593
Diodes, Inc. (a)(d)	26,894	497,270
DSP Group, Inc. (a)	34,788	199,335
Entegris, Inc. (a)	103,421	909,071
Entropic Communications, Inc. (a)(d)	140,222	761,405
Exar Corp. (a)	27,190	206,916
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Fairchild Semiconductor International, Inc. (a)(d)	100,014	$ 1,452,203
First Solar, Inc. (a)(d)	100,039	1,999,780
FormFactor, Inc. (a)	37,840	192,606
FSI International, Inc. (a)	26,930	166,158
GigOptix, Inc. (a)	17,428	39,039
GSI Technology, Inc. (a)	4,316	19,163
GT Advanced Technologies, Inc. (a)(d)	91,707	531,901
Hittite Microwave Corp. (a)(d)	24,952	1,306,736
Ikanos Communications, Inc. (a)	35,040	32,587
Inphi Corp. (a)	18,384	218,402
Integrated Device Technology, Inc. (a)(d)	100,471	534,506
Integrated Silicon Solution, Inc. (a)	27,085	268,412
Intel Corp.	4,408,831	109,471,274
International Rectifier Corp. (a)(d)	50,327	876,193
Intersil Corp. Class A	88,851	784,554
Intest Corp. (a)	2,175	5,699
IXYS Corp. (a)(d)	38,644	376,006
KLA-Tencor Corp. (d)	158,007	8,107,339
Kopin Corp. (a)(d)	42,598	148,667
Kulicke & Soffa Industries, Inc. (a)	54,346	615,740
Lam Research Corp. (a)	168,446	5,749,062
Lattice Semiconductor Corp. (a)	136,230	529,935
Linear Technology Corp.	167,098	5,518,411
LSI Corp. (a)	467,228	3,639,706
LTX-Credence Corp. (a)	48,731	277,279
M/A-COM Technology Solutions, Inc.	10,000	115,200
Marvell Technology Group Ltd.	465,712	4,740,948
Mattson Technology, Inc. (a)(d)	39,367	36,985
Maxim Integrated Products, Inc.	250,635	6,802,234
MaxLinear, Inc. Class A (a)	10,522	60,081
MEMC Electronic Materials, Inc. (a)(d)	169,051	453,057
Micrel, Inc.	33,398	331,976
Microchip Technology, Inc. (d)	152,363	5,294,614
Micron Technology, Inc. (a)	838,364	5,206,240
Microsemi Corp. (a)(d)	65,742	1,308,923
Mindspeed Technologies, Inc. (a)(d)	20,470	53,017
MIPS Technologies, Inc. (a)(d)	41,504	275,587
MKS Instruments, Inc.	37,798	1,024,704
Monolithic Power Systems, Inc. (a)	35,284	760,723
MoSys, Inc. (a)(d)	9,566	32,620
Nanometrics, Inc. (a)(d)	28,664	436,553
NeoPhotonics Corp. (a)	11,524	63,958
NVE Corp. (a)(d)	6,043	339,677
NVIDIA Corp. (a)	527,325	7,398,370
Omnivision Technologies, Inc. (a)(d)	44,394	721,403
ON Semiconductor Corp. (a)	400,227	2,493,414
PDF Solutions, Inc. (a)	12,716	153,228
Peregrine Semiconductor Corp.	5,341	84,922
Pericom Semiconductor Corp. (a)	17,514	140,637
Photronics, Inc. (a)(d)	74,723	438,624

	Shares	Value
Pixelworks, Inc. (a)	11,868	$ 40,233
PLX Technology, Inc. (a)	29,807	169,900
PMC-Sierra, Inc. (a)(d)	166,615	974,698
Power Integrations, Inc.	28,590	990,358
QuickLogic Corp. (a)(d)	26,338	70,586
Rambus, Inc. (a)(d)	76,083	325,635
Ramtron International Corp. (a)	22,353	63,483
RF Micro Devices, Inc. (a)(d)	198,693	745,099
Rubicon Technology, Inc. (a)(d)	18,271	153,842
Rudolph Technologies, Inc. (a)(d)	17,933	167,494
Semtech Corp. (a)(d)	45,838	1,123,948
Sigma Designs, Inc. (a)(d)	22,818	156,760
Silicon Image, Inc. (a)	84,424	399,326
Silicon Laboratories, Inc. (a)	36,210	1,384,670
Skyworks Solutions, Inc. (a)	197,217	6,007,230
Spansion, Inc. Class A	38,055	434,969
STR Holdings, Inc. (a)(d)	37,233	118,773
SunPower Corp. (a)(d)	29,517	132,236
Supertex, Inc. (a)	19,548	337,985
Teradyne, Inc. (a)(d)	178,524	2,788,545
Tessera Technologies, Inc.	44,982	686,875
Texas Instruments, Inc.	983,319	28,555,584
TranSwitch Corp. (a)	16,133	16,133
TriQuint Semiconductor, Inc. (a)(d)	138,618	770,716
Ultra Clean Holdings, Inc. (a)(d)	12,895	75,823
Ultratech, Inc. (a)	31,408	1,035,836
Veeco Instruments, Inc. (a)(d)	36,173	1,240,734
Vitesse Semiconductor Corp. (a)(d)	9,484	23,141
Volterra Semiconductor Corp. (a)	28,138	670,529
Xilinx, Inc. (d)	212,435	7,203,671
		307,306,137
Software - 3.8%
Accelrys, Inc. (a)(d)	29,972	230,485
ACI Worldwide, Inc. (a)	37,489	1,626,273
Activision Blizzard, Inc. (d)	342,289	4,025,319
Actuate Corp. (a)	42,170	294,768
Adobe Systems, Inc. (a)	434,575	13,589,160
Advent Software, Inc. (a)(d)	32,795	779,209
American Software, Inc. Class A	10,878	89,635
ANSYS, Inc. (a)(d)	78,416	5,465,595
Ariba, Inc. (a)	85,173	3,806,381
Aspen Technology, Inc. (a)	80,938	1,973,268
Autodesk, Inc. (a)	190,778	5,923,657
Blackbaud, Inc.	29,935	729,815
BMC Software, Inc. (a)	135,415	5,606,181
Bottomline Technologies, Inc. (a)(d)	34,478	773,686
BroadSoft, Inc. (a)	20,047	725,902
BSQUARE Corp. (a)	11,182	31,421
CA Technologies, Inc.	349,083	9,086,630
Cadence Design Systems, Inc. (a)(d)	209,415	2,764,278
Callidus Software, Inc. (a)(d)	12,639	56,496
Citrix Systems, Inc. (a)	169,780	13,190,208
CommVault Systems, Inc. (a)(d)	36,151	1,822,733
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Compuware Corp. (a)	168,002	$ 1,680,020
Comverse Technology, Inc. (a)	148,839	893,034
Concur Technologies, Inc. (a)(d)	38,435	2,782,694
Datawatch Corp. (a)	1,950	36,992
Deltek, Inc. (a)(d)	8,196	106,056
Digimarc Corp.	3,041	66,111
Ebix, Inc. (d)	31,393	753,118
Electronic Arts, Inc. (a)	280,403	3,737,772
Ellie Mae, Inc. (a)	15,823	407,759
Eloqua, Inc.	7,775	108,772
Envivio, Inc.	6,801	17,887
EPIQ Systems, Inc.	38,746	454,103
ePlus, Inc. (a)	1,206	41,064
Evolving Systems, Inc.	4,973	31,877
FactSet Research Systems, Inc.	34,299	3,164,769
Fair Isaac Corp.	37,437	1,598,934
FalconStor Software, Inc. (a)	21,866	40,015
Fonix Corp. (a)	1	0
Fortinet, Inc. (a)	124,790	3,308,183
Glu Mobile, Inc. (a)(d)	143,946	726,927
GSE Systems, Inc. (a)	388	733
Guidance Software, Inc. (a)	3,531	37,040
Guidewire Software, Inc.	14,428	411,919
Imperva, Inc.	3,643	110,346
Infoblox, Inc.	6,361	138,606
Informatica Corp. (a)	99,837	3,254,686
Interactive Intelligence Group, Inc. (a)	8,029	237,337
Intuit, Inc.	232,658	13,619,799
JDA Software Group, Inc. (a)(d)	38,809	1,195,317
Jive Software, Inc. (d)	9,842	148,516
Kenexa Corp. (a)	15,879	727,893
Majesco Entertainment Co. (a)(d)	19,952	33,918
Manhattan Associates, Inc. (a)	20,570	1,040,431
Marlborough Software Development Holdings, Inc.	5,202	2,497
Mentor Graphics Corp. (a)	80,500	1,330,665
MICROS Systems, Inc. (a)(d)	71,058	3,599,798
Microsoft Corp.	6,544,446	201,699,826
MicroStrategy, Inc. Class A (a)(d)	7,880	989,019
Mitek Systems, Inc. (a)(d)	15,896	72,168
Monotype Imaging Holdings, Inc. (d)	21,266	320,904
Motricity, Inc. (a)(d)	42,402	19,081
Motricity, Inc. rights 10/3/12 (a)	42,402	424
NetScout Systems, Inc. (a)(d)	29,548	701,765
NetSol Technologies, Inc. (a)	10,165	46,962
NetSuite, Inc. (a)	30,845	1,754,464
Nuance Communications, Inc. (a)(d)	213,353	5,088,469
Opnet Technologies, Inc. (d)	9,587	299,306
Oracle Corp.	3,346,734	105,924,131
Parametric Technology Corp. (a)(d)	99,151	2,106,959

	Shares	Value
Peerless Systems Corp. (a)	172	$ 671
Pegasystems, Inc.	16,328	441,346
Pervasive Software, Inc. (a)	4,203	34,969
Progress Software Corp. (a)(d)	47,192	907,502
Proofpoint, Inc. (d)	5,296	68,742
PROS Holdings, Inc. (a)(d)	12,895	222,826
QAD, Inc. Class B	4,298	50,416
QLIK Technologies, Inc. (a)	62,425	1,320,289
Quest Software, Inc. (a)	47,751	1,334,640
RealPage, Inc. (a)(d)	33,089	844,100
Red Hat, Inc. (a)	168,604	9,448,568
Rosetta Stone, Inc. (a)	8,315	95,706
Rovi Corp. (a)	86,281	1,323,551
salesforce.com, Inc. (a)(d)	107,596	15,620,787
SeaChange International, Inc. (a)	17,668	144,171
ServiceNow, Inc. (d)	10,394	323,253
Smith Micro Software, Inc. (a)	41,455	69,644
SolarWinds, Inc. (a)	51,523	2,827,582
Solera Holdings, Inc.	55,386	2,278,026
Sonic Foundry, Inc. (a)	155	1,232
Sourcefire, Inc. (a)(d)	26,600	1,380,274
Splunk, Inc.	11,803	406,023
SS&C Technologies Holdings, Inc. (a)	27,719	614,807
Symantec Corp. (a)	626,461	11,169,800
Synchronoss Technologies, Inc. (a)(d)	29,419	676,931
Synopsys, Inc. (a)	144,793	4,782,513
Take-Two Interactive Software, Inc. (a)(d)	62,163	637,171
Tangoe, Inc. (a)(d)	62,161	1,007,008
TeleCommunication Systems, Inc. Class A (a)(d)	49,377	86,904
TeleNav, Inc. (a)	12,035	72,691
THQ, Inc. (a)(d)	7,682	36,874
TIBCO Software, Inc. (a)(d)	135,292	4,047,937
TiVo, Inc. (a)	82,213	747,316
Tyler Technologies, Inc. (a)(d)	30,080	1,211,021
Ultimate Software Group, Inc. (a)(d)	21,830	2,165,318
Vasco Data Security International, Inc. (a)(d)	30,246	284,917
Verint Systems, Inc. (a)(d)	23,323	667,737
Versant Corp. (a)	1,506	14,699
VirnetX Holding Corp. (a)(d)	42,196	1,097,518
VMware, Inc. Class A (a)(d)	65,012	5,788,668
Vringo, Inc. (a)(d)	13,856	43,646
Wave Systems Corp. Class A (a)(d)	52,444	50,871
Websense, Inc. (a)	31,243	480,517
Zynga, Inc.	81,974	229,527
		512,518,875
TOTAL INFORMATION TECHNOLOGY		2,625,657,398
MATERIALS - 3.8%
Chemicals - 2.4%
A. Schulman, Inc.	30,292	735,793
ADA-ES, Inc. (a)(d)	14,209	333,201
Air Products & Chemicals, Inc.	180,906	14,939,217
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Airgas, Inc.	55,012	$ 4,569,847
Albemarle Corp.	73,182	4,005,251
American Pacific Corp. (a)	688	8,304
American Vanguard Corp. (d)	23,997	705,992
Arabian American Development Co. (a)(d)	28,770	277,343
Ashland, Inc.	55,241	4,067,395
Balchem Corp.	26,952	983,209
Cabot Corp.	56,337	1,962,218
Calgon Carbon Corp. (a)(d)	83,129	1,134,711
Celanese Corp. Class A	137,957	5,278,235
CF Industries Holdings, Inc.	60,942	12,615,603
Chase Corp.	859	13,976
Chemtura Corp. (a)	82,324	1,360,816
Clean Diesel Technologies, Inc. (a)(d)	42,378	97,893
Core Molding Technologies, Inc. (a)	5,919	44,215
Cytec Industries, Inc.	37,333	2,556,191
Dow Chemical Co.	1,042,203	30,546,970
E.I. du Pont de Nemours & Co. (d)	804,319	40,014,870
Eastman Chemical Co.	130,465	7,209,496
Ecolab, Inc.	229,294	14,681,695
Ferro Corp. (a)(d)	55,113	180,771
Flotek Industries, Inc. (a)(d)	68,404	809,219
FMC Corp.	121,464	6,597,924
FutureFuel Corp.	9,540	98,453
Georgia Gulf Corp.	26,327	1,043,602
GSE Holding, Inc.	2,100	17,220
H.B. Fuller Co. (d)	32,855	999,121
Hawkins, Inc. (d)	5,329	205,806
Huntsman Corp.	154,748	2,225,276
Innophos Holdings, Inc.	16,934	800,809
International Flavors & Fragrances, Inc.	78,743	4,765,526
Intrepid Potash, Inc. (a)(d)	39,192	879,077
KMG Chemicals, Inc. (d)	10,303	188,854
Koppers Holdings, Inc.	22,254	721,252
Kraton Performance Polymers, Inc. (a)	20,094	431,016
Kronos Worldwide, Inc.	11,327	192,219
Landec Corp. (a)	25,874	253,565
LSB Industries, Inc. (a)	18,952	714,490
LyondellBasell Industries NV Class A	307,140	15,000,718
Material Sciences Corp. (a)	4,565	40,492
Minerals Technologies, Inc.	26,077	1,768,281
Monsanto Co.	466,177	40,608,678
NewMarket Corp. (d)	7,381	1,816,612
Olin Corp. (d)	49,032	1,050,756
OM Group, Inc. (a)(d)	23,696	436,954
OMNOVA Solutions, Inc. (a)	32,261	251,313
Penford Corp. (a)	6,469	47,288
PolyOne Corp.	70,747	1,116,388
PPG Industries, Inc.	132,789	14,609,446
Praxair, Inc.	259,473	27,374,402

	Shares	Value
Quaker Chemical Corp.	14,473	$ 680,955
Rockwood Holdings, Inc.	59,022	2,794,101
RPM International, Inc.	100,355	2,750,731
Senomyx, Inc. (a)	18,447	35,049
Sensient Technologies Corp.	58,886	2,111,063
Sherwin-Williams Co.	73,086	10,457,145
Sigma Aldrich Corp.	94,992	6,747,282
Spartech Corp. (a)	19,316	97,739
Stepan Co.	8,487	810,678
The Mosaic Co.	241,706	13,997,194
The Scotts Miracle-Gro Co. Class A	31,090	1,294,899
TPC Group, Inc. (a)	11,175	458,510
Tredegar Corp.	24,439	395,423
Tronox Ltd. Class A (d)	3,340	86,139
Valhi, Inc.	16,022	202,037
Valspar Corp.	85,270	4,548,302
W.R. Grace & Co. (a)	58,289	3,366,773
Westlake Chemical Corp.	15,771	1,084,729
Zep, Inc.	16,526	239,131
Zoltek Companies, Inc. (a)(d)	40,249	343,324
		325,889,173
Construction Materials - 0.1%
Eagle Materials, Inc.	36,470	1,555,446
Headwaters, Inc. (a)	97,498	648,362
Martin Marietta Materials, Inc. (d)	41,456	3,166,409
Texas Industries, Inc. (d)	19,133	745,422
U.S. Concrete, Inc. (a)	13,793	87,034
Vulcan Materials Co.	110,669	4,307,237
		10,509,910
Containers & Packaging - 0.2%
AEP Industries, Inc. (a)	6,511	327,829
Aptargroup, Inc.	54,292	2,749,890
Ball Corp.	152,556	6,433,287
Bemis Co., Inc.	87,122	2,636,312
Boise, Inc.	80,405	605,450
Crown Holdings, Inc. (a)	122,457	4,439,066
Graphic Packaging Holding Co. (a)	184,468	1,031,176
Greif, Inc. Class A (d)	37,275	1,658,738
MOD-PAC Corp. (sub. vtg.) (a)	989	5,093
Myers Industries, Inc.	25,717	380,612
Owens-Illinois, Inc. (a)	128,624	2,248,348
Packaging Corp. of America	74,757	2,393,719
Rock-Tenn Co. Class A	57,967	3,870,457
Sealed Air Corp.	144,059	2,055,722
Silgan Holdings, Inc.	43,920	1,841,566
Sonoco Products Co.	95,840	2,931,746
UFP Technologies, Inc. (a)	2,454	41,473
		35,650,484
Metals & Mining - 0.9%
A.M. Castle & Co. (a)(d)	15,455	201,379
AK Steel Holding Corp. (d)	121,218	632,758
Alcoa, Inc.	933,375	7,989,690
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Allegheny Technologies, Inc.	88,254	$ 2,615,849
Allied Nevada Gold Corp. (a)(d)	71,333	2,324,029
Amcol International Corp.	23,278	699,969
Carpenter Technology Corp.	37,349	1,765,114
Century Aluminum Co. (a)(d)	49,996	311,475
Cliffs Natural Resources, Inc. (d)	120,245	4,309,581
Coeur d'Alene Mines Corp. (a)(d)	98,197	2,257,549
Commercial Metals Co. (d)	82,162	1,046,744
Compass Minerals International, Inc.	27,266	1,958,244
Comstock Mining, Inc. (a)(d)	21,841	64,649
Freeport-McMoRan Copper & Gold, Inc.	815,740	29,456,371
Friedman Industries	2,001	19,530
General Moly, Inc. (a)(d)	49,482	134,096
Globe Specialty Metals, Inc.	35,832	522,789
Golden Minerals Co. (a)(d)	55,854	298,819
Handy & Harman Ltd. (a)	4,348	61,002
Haynes International, Inc.	8,639	421,151
Hecla Mining Co. (d)	230,709	1,248,136
Horsehead Holding Corp. (a)	39,520	349,357
Kaiser Aluminum Corp. (d)	16,273	908,847
Materion Corp.	22,336	474,417
McEwen Mining, Inc. (a)(d)	189,417	750,091
Metals USA Holdings Corp. (a)	10,388	143,251
Mines Management, Inc. (a)(d)	12,500	17,125
Molycorp, Inc. (a)(d)	58,839	677,237
Newmont Mining Corp.	425,058	21,541,939
Noranda Aluminium Holding Corp.	34,612	206,288
Nucor Corp.	249,460	9,392,169
Olympic Steel, Inc.	9,587	151,091
Reliance Steel & Aluminum Co.	68,490	3,522,441
Royal Gold, Inc.	50,211	4,419,572
RTI International Metals, Inc. (a)(d)	27,976	606,799
Schnitzer Steel Industries, Inc. Class A (d)	16,509	455,979
Silver Bull Resources, Inc. (a)(d)	34,716	17,705
Solitario Exploration & Royalty Corp. (a)	7,900	9,777
Southern Copper Corp. (d)	179,220	5,831,819
Steel Dynamics, Inc.	171,522	2,095,999
Stillwater Mining Co. (a)	84,322	887,911
SunCoke Energy, Inc. (a)	54,343	859,706
Synalloy Corp.	602	7,886
Titanium Metals Corp. (d)	121,957	1,492,754
U.S. Silica Holdings, Inc.	9,838	117,072
United States Steel Corp. (d)	121,806	2,369,127
Universal Stainless & Alloy Products, Inc. (a)(d)	4,997	179,392
US Antimony Corp. (a)(d)	7,998	20,795
Vista Gold Corp. (a)	30,419	93,691

	Shares	Value
Walter Energy, Inc.	48,123	$ 1,573,622
Worthington Industries, Inc.	42,754	893,559
		118,406,342
Paper & Forest Products - 0.2%
Buckeye Technologies, Inc.	38,686	1,172,960
Clearwater Paper Corp. (a)	22,216	837,988
Deltic Timber Corp.	13,533	830,114
Domtar Corp.	31,471	2,279,759
Glatfelter (d)	36,975	621,180
International Paper Co.	341,233	11,793,012
Kapstone Paper & Packaging Corp. (a)	27,514	551,105
Louisiana-Pacific Corp. (a)(d)	105,378	1,414,173
MeadWestvaco Corp.	148,558	4,272,528
Neenah Paper, Inc.	13,754	383,874
Resolute Forest Products (a)(d)	75,864	953,610
Schweitzer-Mauduit International, Inc.	24,906	803,966
Verso Paper Corp. (a)(d)	16,407	32,322
Wausau-Mosinee Paper Corp.	43,988	395,012
		26,341,603
TOTAL MATERIALS		516,797,512
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.5%
8x8, Inc. (a)(d)	89,195	528,034
Alaska Communication Systems Group, Inc. (d)	135,810	291,992
Allegiance Telecom, Inc. (a)	7,100	0
AT&T, Inc. (d)	5,131,395	188,014,313
Atlantic Tele-Network, Inc.	16,949	638,638
Cbeyond, Inc. (a)	59,758	484,040
CenturyLink, Inc.	535,275	22,620,722
Cincinnati Bell, Inc. New (a)(d)	146,179	685,580
Cogent Communications Group, Inc.	64,769	1,269,472
Consolidated Communications Holdings, Inc. (d)	59,983	976,523
Elephant Talk Communication, Inc. (a)(d)	63,184	80,876
FairPoint Communications, Inc. (a)(d)	43,838	286,262
Frontier Communications Corp. (d)	853,571	3,943,498
General Communications, Inc. Class A (a)	33,964	299,562
Globalstar, Inc. (a)(d)	127,148	36,873
Hawaiian Telcom Holdco, Inc. (a)(d)	11,736	201,507
HickoryTech Corp.	2,523	26,416
IDT Corp. Class B	44,765	449,888
inContact, Inc. (a)	21,298	121,399
Iridium Communications, Inc. (a)	61,404	455,004
Level 3 Communications, Inc. (a)(d)	169,435	3,651,324
Lumos Networks Corp.	15,837	137,465
Neutral Tandem, Inc. (a)	28,172	309,892
ORBCOMM, Inc. (a)(d)	20,031	70,509
Premiere Global Services, Inc. (a)	64,433	596,650
Primus Telecommunications Group, Inc.	10,437	149,667
Towerstream Corp. (a)(d)	39,383	168,953
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
tw telecom, inc. (a)	116,186	$ 2,922,078
Verizon Communications, Inc.	2,474,872	106,271,004
Vonage Holdings Corp. (a)	140,662	301,017
Windstream Corp. (d)	480,431	4,741,854
		340,731,012
Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. (a)(d)	15,589	113,956
Clearwire Corp. Class A (a)(d)	287,596	460,154
Crown Castle International Corp. (a)	222,145	14,097,322
Leap Wireless International, Inc. (a)(d)	51,525	281,842
MetroPCS Communications, Inc. (a)	322,874	3,141,564
NII Holdings, Inc. (a)(d)	142,112	886,779
NTELOS Holdings Corp.	10,948	187,977
SBA Communications Corp. Class A (a)(d)	94,055	5,622,608
Shenandoah Telecommunications Co. (d)	22,919	352,494
Sprint Nextel Corp. (a)	2,578,417	12,505,322
Telephone & Data Systems, Inc.	73,288	1,797,022
U.S. Cellular Corp. (a)(d)	27,310	1,036,415
USA Mobility, Inc.	43,148	492,319
		40,975,774
TOTAL TELECOMMUNICATION SERVICES		381,706,786
UTILITIES - 3.5%
Electric Utilities - 1.9%
Allete, Inc.	33,215	1,380,415
American Electric Power Co., Inc.	417,292	17,939,383
Cleco Corp.	54,483	2,229,989
Duke Energy Corp.	598,649	38,780,482
Edison International	276,732	12,118,094
El Paso Electric Co.	44,691	1,478,825
Empire District Electric Co.	52,048	1,098,733
Entergy Corp.	153,247	10,433,056
Exelon Corp.	739,400	26,965,918
FirstEnergy Corp.	366,219	16,003,770
Great Plains Energy, Inc.	94,773	2,020,560
Hawaiian Electric Industries, Inc.	99,172	2,631,033
IDACORP, Inc.	35,161	1,457,423
ITC Holdings Corp.	54,901	3,951,774
MGE Energy, Inc.	22,576	1,116,157
NextEra Energy, Inc.	369,362	24,861,756
Northeast Utilities	270,552	10,191,694
NV Energy, Inc.	181,962	3,191,613
OGE Energy Corp.	87,987	4,755,697
Otter Tail Corp. (d)	43,707	989,526
Pepco Holdings, Inc.	155,532	3,003,323
Pinnacle West Capital Corp.	94,072	4,832,479
PNM Resources, Inc.	67,114	1,380,535
Portland General Electric Co. (d)	65,957	1,770,286

	Shares	Value
PPL Corp.	518,259	$ 15,200,536
Southern Co.	748,738	33,940,294
UIL Holdings Corp.	34,543	1,215,223
Unitil Corp.	19,695	519,948
UNS Energy Corp.	32,111	1,286,367
Westar Energy, Inc.	117,240	3,414,029
Xcel Energy, Inc.	439,074	12,245,774
		262,404,692
Gas Utilities - 0.3%
AGL Resources, Inc.	117,679	4,665,972
Atmos Energy Corp.	80,528	2,813,648
Chesapeake Utilities Corp.	10,363	485,299
Delta Natural Gas Co., Inc.	3,078	60,637
Gas Natural, Inc.	3,100	30,938
Laclede Group, Inc.	27,494	1,161,622
National Fuel Gas Co. (d)	68,348	3,410,565
New Jersey Resources Corp.	32,715	1,465,959
Northwest Natural Gas Co.	34,699	1,706,150
ONEOK, Inc.	164,622	7,330,618
Piedmont Natural Gas Co., Inc. (d)	66,004	2,061,305
Questar Corp.	154,003	3,041,559
South Jersey Industries, Inc.	25,563	1,293,999
Southwest Gas Corp.	43,172	1,845,603
UGI Corp.	101,658	3,098,536
WGL Holdings, Inc. (d)	35,927	1,402,590
		35,875,000
Independent Power Producers & Energy Traders - 0.1%
Black Hills Corp.	38,823	1,327,747
Calpine Corp. (a)(d)	312,700	5,487,885
Genie Energy Ltd. Class B	11,430	81,153
GenOn Energy, Inc. (a)	646,203	1,634,894
NRG Energy, Inc. (d)	189,652	4,047,174
Ormat Technologies, Inc.	29,840	566,662
Tegal Corp. (a)	87	292
The AES Corp.	613,866	6,991,934
		20,137,741
Multi-Utilities - 1.1%
Alliant Energy Corp.	93,549	4,123,640
Ameren Corp.	200,867	6,572,368
Avista Corp.	62,033	1,575,638
CenterPoint Energy, Inc.	340,092	6,934,476
CH Energy Group, Inc.	22,364	1,457,238
CMS Energy Corp.	185,233	4,273,325
Consolidated Edison, Inc.	258,015	15,640,869
Dominion Resources, Inc.	511,387	26,837,590
DTE Energy Co.	147,042	8,587,253
Integrys Energy Group, Inc.	66,187	3,573,436
MDU Resources Group, Inc.	177,407	3,823,121
NiSource, Inc.	245,673	5,979,681
NorthWestern Energy Corp.	42,329	1,549,241
PG&E Corp.	369,726	16,049,806
Public Service Enterprise Group, Inc.	444,933	14,086,579
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
SCANA Corp.	113,750	$ 5,387,200
Sempra Energy	201,000	13,306,200
TECO Energy, Inc.	132,305	2,296,815
Vectren Corp.	57,016	1,608,421
Wisconsin Energy Corp.	193,822	7,357,483
		151,020,380
Water Utilities - 0.1%
American States Water Co.	26,442	1,152,342
American Water Works Co., Inc.	158,388	5,839,766
Aqua America, Inc. (d)	122,078	3,051,950
Artesian Resources Corp. Class A	8,755	193,836
Cadiz, Inc. (a)(d)	5,759	46,993
California Water Service Group	51,749	946,489
Connecticut Water Service, Inc.	5,010	154,559
Middlesex Water Co.	7,054	132,263
Pure Cycle Corp. (a)	13,598	28,012
SJW Corp.	12,324	288,135
York Water Co.	5,248	92,732
		11,927,077
TOTAL UTILITIES		481,364,890
TOTAL COMMON STOCKS (Cost $11,555,563,663)		13,450,339,451
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.1% to 0.13% 9/13/12 to 12/27/12 (e) (Cost $13,997,220)	$ 14,000,000	13,997,824
Money Market Funds - 11.1%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	218,163,676	$ 218,163,676
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	1,288,804,868	1,288,804,868
TOTAL MONEY MARKET FUNDS (Cost $1,506,968,544)		1,506,968,544
TOTAL INVESTMENT PORTFOLIO - 110.0% (Cost $13,076,529,427)		14,971,305,819
NET OTHER ASSETS (LIABILITIES) - (10.0)%		(1,366,205,314)
NET ASSETS - 100%		$ 13,605,100,505
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
948 CME E-mini S&P 500 Index Contracts	Sept. 2012	$ 66,601,740	$ 4,287,532
95 CME E-mini S&P MidCap 400 Index Contracts	Sept. 2012	9,222,600	555,189
165 CME S&P 500 Index Contracts	Sept. 2012	57,960,375	4,267,138
230 NYFE Russell 2000 Mini Index Contracts	Sept. 2012	18,655,300	1,257,461
TOTAL EQUITY INDEX CONTRACTS		$ 152,440,015	$ 10,367,320

The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $9,417,960.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 141,825
Fidelity Securities Lending Cash Central Fund	3,509,818
Total	$ 3,651,643
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,620,057,429	$ 1,620,057,429	$ -	$ -
Consumer Staples	1,310,563,748	1,310,563,748	-	-
Energy	1,374,052,041	1,374,052,041	-	-
Financials	2,139,863,226	2,139,817,794	44,133	1,299
Health Care	1,573,813,337	1,573,813,337	-	-
Industrials	1,426,463,084	1,426,463,084	-	-
Information Technology	2,625,657,398	2,625,656,974	424	-
Materials	516,797,512	516,797,512	-	-
Telecommunication Services	381,706,786	381,706,786	-	-
Utilities	481,364,890	481,364,890	-	-
U.S. Government and Government Agency Obligations	13,997,824	-	13,997,824	-
Money Market Funds	1,506,968,544	1,506,968,544	-	-
Total Investments in Securities:	$ 14,971,305,819	$ 14,957,262,139	$ 14,042,381	$ 1,299
Derivative Instruments:
Assets
Futures Contracts	$ 10,367,320	$ 10,367,320	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 10,367,320	$ -
Total Value of Derivatives	$ 10,367,320	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,262,436,930) - See accompanying schedule: Unaffiliated issuers (cost $11,569,560,883)	$ 13,464,337,275
Fidelity Central Funds (cost $1,506,968,544)	1,506,968,544
Total Investments (cost $13,076,529,427)		$ 14,971,305,819
Cash		31,095
Receivable for investments sold		7,198,916
Receivable for fund shares sold		11,021,908
Dividends receivable		28,785,914
Distributions receivable from Fidelity Central Funds		650,266
Receivable for daily variation margin on futures contracts		969,908
Receivable from investment adviser for expense reductions		13,317
Other receivables		141,071
Total assets		15,020,118,214

Liabilities
Payable for investments purchased	$ 100,118,819
Payable for fund shares redeemed	25,137,160
Accrued management fee	506,664
Other affiliated payables	309,324
Other payables and accrued expenses	140,874
Collateral on securities loaned, at value	1,288,804,868
Total liabilities		1,415,017,709

Net Assets		$ 13,605,100,505
Net Assets consist of:
Paid in capital		$ 11,992,369,470
Undistributed net investment income		119,030,844
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(411,443,572)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,905,143,763
Net Assets		$ 13,605,100,505

Statement of Assets and Liabilities - continued

August 31, 2012 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($3,114,512,235 ÷ 76,396,686 shares)	$ 40.77

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($6,940,660,722 ÷ 170,229,894 shares)	$ 40.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($797,841,246 ÷ 19,570,037 shares)	$ 40.77

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($509,978,023 ÷ 12,509,224 shares)	$ 40.77

Class F: Net Asset Value, offering price and redemption price per share ($2,242,108,279 ÷ 54,981,650 shares)	$ 40.78

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Total Market Index Fund
Financial Statements - continued

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 130,297,592
Interest		6,619
Income from Fidelity Central Funds		3,651,643
Total income		133,955,854

Expenses
Management fee	$ 2,873,988
Transfer agent fees	1,812,664
Independent trustees' compensation	42,183
Miscellaneous	17,416
Total expenses before reductions	4,746,251
Expense reductions	(75,111)	4,671,140
Net investment income (loss)		129,284,714
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	41,375,442
Foreign currency transactions	(70)
Futures contracts	9,415,333
Total net realized gain (loss)		50,790,705
Change in net unrealized appreciation (depreciation) on: Investment securities	270,755,419
Assets and liabilities in foreign currencies	(169)
Futures contracts	(1,856,383)
Total change in net unrealized appreciation (depreciation)		268,898,867
Net gain (loss)		319,689,572
Net increase (decrease) in net assets resulting from operations		$ 448,974,286

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 129,284,714	$ 209,840,887
Net realized gain (loss)	50,790,705	578,441,424
Change in net unrealized appreciation (depreciation)	268,898,867	(263,122,528)
Net increase (decrease) in net assets resulting from operations	448,974,286	525,159,783
Distributions to shareholders from net investment income	(38,163,672)	(195,308,977)
Share transactions - net increase (decrease)	899,577,003	(149,356,809)
Redemption fees	131,806	378,217
Total increase (decrease) in net assets	1,310,519,423	180,872,214

Net Assets
Beginning of period	12,294,581,082	12,113,708,868
End of period (including undistributed net investment income of $119,030,844 and undistributed net investment income of $27,909,802, respectively)	$ 13,605,100,505	$ 12,294,581,082

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 H	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 39.55	$ 38.56	$ 31.54	$ 20.60	$ 37.25	$ 39.68
Income from Investment Operations
Net investment income (loss) D	.39	.68	.61	.56	.70	.76
Net realized and unrealized gain (loss)	.95	.96	7.03	10.96	(16.70)	(2.30)
Total from investment operations	1.34	1.64	7.64	11.52	(16.00)	(1.54)
Distributions from net investment income	(.12)	(.65)	(.60)	(.57)	(.64)	(.65)
Distributions from net realized gain	-	-	(.02)	(.02)	(.01)	(.24)
Total distributions	(.12)	(.65)	(.62)	(.58) K	(.65) J	(.89)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 40.77	$ 39.55	$ 38.56	$ 31.54	$ 20.60	$ 37.25
Total Return B,C	3.39%	4.46%	24.39%	56.10%	(43.32)%	(4.10)%
Ratios to Average Net Assets E,G
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.00% A	1.84%	1.80%	2.00%	2.23%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,114,512	$ 3,379,770	$ 6,289,666	$ 5,357,908	$ 3,358,025	$ 4,479,327
Portfolio turnover rate F	3% A	17%	4%	7%	3%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $.645 per share is comprised of distributions from net investment income of $.640 and distributions from net realized gain of $.005 per share. K Total distributions of $.58 per share is comprised of distributions from net investment income of $.565 and distributions from net realized gain of $.015 per share.

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 H	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 39.56	$ 38.56	$ 31.54	$ 20.61	$ 37.25	$ 39.68
Income from Investment Operations
Net investment income (loss) D	.40	.69	.62	.57	.72	.77
Net realized and unrealized gain (loss)	.93	.97	7.03	10.95	(16.71)	(2.30)
Total from investment operations	1.33	1.66	7.65	11.52	(15.99)	(1.53)
Distributions from net investment income	(.12)	(.66)	(.61)	(.57)	(.65)	(.66)
Distributions from net realized gain	-	-	(.02)	(.02)	(.01)	(.24)
Total distributions	(.12)	(.66)	(.63)	(.59) K	(.65) J	(.90)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 40.77	$ 39.56	$ 38.56	$ 31.54	$ 20.61	$ 37.25
Total Return B,C	3.37%	4.51%	24.43%	56.07%	(43.28)%	(4.07)%
Ratios to Average Net Assets E,G
Expenses before reductions	.07% A	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.07% A	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07% A	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	2.03% A	1.87%	1.83%	2.03%	2.26%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,940,661	$ 6,536,903	$ 5,078,759	$ 3,752,204	$ 2,267,057	$ 3,565,194
Portfolio turnover rate F	3% A	17%	4%	7%	3%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $.654 per share is comprised of distributions from net investment income of $.649 and distributions from net realized gain of $.005 per share. K Total distributions of $.59 per share is comprised of distributions from net investment income of $.574 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2012	Years ended February 29,
	(Unaudited)	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 39.55	$ 34.49
Income from Investment Operations
Net investment income (loss) D	.40	.36
Net realized and unrealized gain (loss)	.94	5.26
Total from investment operations	1.34	5.62
Distributions from net investment income	(.12)	(.56)
Redemption fees added to paid in capital D,I	-	-
Net asset value, end of period	$ 40.77	$ 39.55
Total Return B,C	3.41%	16.49%
Ratios to Average Net Assets E,H
Expenses before reductions	.07% A	.07% A
Expenses net of fee waivers, if any	.06% A	.06% A
Expenses net of all reductions	.06% A	.06% A
Net investment income (loss)	2.04% A	2.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 797,841	$ 693,534
Portfolio turnover rate F	3% A	17% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Amount not annualized.

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended August 31, 2012	Years ended February 29,
	(Unaudited)	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 39.55	$ 34.49
Income from Investment Operations
Net investment income (loss) D	.40	.36
Net realized and unrealized gain (loss)	.95	5.26
Total from investment operations	1.35	5.62
Distributions from net investment income	(.13)	(.56)
Redemption fees added to paid in capital D,I	-	-
Net asset value, end of period	$ 40.77	$ 39.55
Total Return B,C	3.41%	16.50%
Ratios to Average Net Assets E,H
Expenses before reductions	.06% A	.06% A
Expenses net of fee waivers, if any	.05% A,K	.05% A,K
Expenses net of all reductions	.05% A,K	.05% A,K
Net investment income (loss)	2.05% A	2.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 509,978	$ 189,758
Portfolio turnover rate F	3% A	17% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Amount not annualized. K Amount represents .045%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 I	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 39.56	$ 38.56	$ 31.54	$ 30.10
Income from Investment Operations
Net investment income (loss) D	.40	.69	.63	.26
Net realized and unrealized gain (loss)	.94	.97	7.02	1.67
Total from investment operations	1.34	1.66	7.65	1.93
Distributions from net investment income	(.12)	(.66)	(.61)	(.47)
Distributions from net realized gain	-	-	(.02)	(.02)
Total distributions	(.12)	(.66)	(.63)	(.49) K
Redemption fees added to paid in capital D,J	-	-	-	-
Net asset value, end of period	$ 40.78	$ 39.56	$ 38.56	$ 31.54
Total Return B,C	3.40%	4.51%	24.43%	6.42%
Ratios to Average Net Assets E,H
Expenses before reductions	.05% A	.06%	.07%	.07% A
Expenses net of fee waivers, if any	.05% A	.06%	.07%	.07% A
Expenses net of all reductions	.05% A	.06%	.07%	.07% A
Net investment income (loss)	2.05% A	1.89%	1.83%	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,242,108	$ 1,494,616	$ 745,283	$ 70,077
Portfolio turnover rate F	3% A	17%	4%	7%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 24, 2009 (commencement of sale of shares) to February 28, 2010. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.49 per share is comprised of distributions from net investment income of $.472 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2012 (Unaudited)

1. Organization.

Spartan® Total Market Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class, Fidelity Advantage Institutional Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, redemptions in-kind, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,356,804,648
Gross unrealized depreciation	(1,533,975,294)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,822,829,354

Tax cost	$ 13,148,476,465

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At February 29, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (160,154,968)
2018	(46,727,186)
2019	(200,286,243)
Total with expiration	(407,168,397)
No expiration
Long-term	(2,004,961)
Total capital loss carryforward	$ (409,173,358)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $9,415,333 and a change in net unrealized appreciation (depreciation) of $(1,856,383) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,204,218,916 and $204,253,025, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .045% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.10%
Fidelity Advantage Class	.07%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.06%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class pay all or a portion of the transfer agent fees at an annual rate of .055%, .025%, .025% and .015% of average net assets, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 861,609
Fidelity Advantage Class	823,472
Institutional Class	94,577
Fidelity Advantage Institutional Class	33,006
$ 1,812,664

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $17,416 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,509,818.

9. Expense Reductions.

FMR contractually agreed to reimburse certain classes of the Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2013. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Institutional Class	.06%	$ 40,498
Fidelity Advantage Institutional Class	.045%	34,475

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $138.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2012	Year ended February 29, 2012 A
From net investment income
Investor Class	$ 9,378,340	$ 74,011,128
Fidelity Advantage Class	19,827,034	90,014,851
Institutional Class	2,451,967	6,818,791
Fidelity Advantage Institutional Class	1,237,554	2,620,049
Class F	5,268,777	21,844,158
Total	$ 38,163,672	$ 195,308,977

A Distributions for Institutional Class and Fidelity Advantage Institutional Class are for the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2012	Year ended February 29, 2012 A	Six months ended August 31, 2012	Year ended February 29, 2012 A
Investor Class
Shares sold	8,737,307	37,550,760	$ 345,759,189	$ 1,388,868,676
Reinvestment of distributions	226,837	2,008,028	8,971,368	71,680,307
Shares redeemed	(18,012,476)	(117,221,767) B	(715,331,760)	(4,390,559,721) B
Net increase (decrease)	(9,048,332)	(77,662,979)	$ (360,601,203)	$ (2,930,010,738)
Fidelity Advantage Class
Shares sold	20,802,728	52,795,658	$ 824,012,168	$ 2,007,116,846
Reinvestment of distributions	445,054	2,192,081	17,601,881	77,894,521
Shares redeemed	(16,269,365)	(21,435,179)	(642,472,685)	(789,876,393)
Net increase (decrease)	4,978,417	33,552,560	$ 199,141,364	$ 1,295,134,974
Institutional Class
Shares sold	6,304,108	17,993,180	$ 248,845,466	$ 649,476,736
Reinvestment of distributions	62,012	194,656	2,451,967	6,818,791
Shares redeemed	(4,329,908)	(654,011)	(164,663,405)	(24,602,098)
Net increase (decrease)	2,036,212	17,533,825	$ 86,634,028	$ 631,693,429
Fidelity Advantage Institutional Class
Shares sold	9,064,401	4,871,455	$ 350,990,236	$ 179,033,674
Reinvestment of distributions	31,299	74,794	1,237,554	2,620,049
Shares redeemed	(1,383,926)	(148,799)	(54,854,077)	(5,550,895)
Net increase (decrease)	7,711,774	4,797,450	$ 297,373,713	$ 176,102,828
Class F
Shares sold	19,305,296	22,439,089	$ 761,629,030	$ 826,126,384
Reinvestment of distributions	133,218	617,949	5,268,777	21,844,158
Shares redeemed	(2,238,745)	(4,602,865)	(89,868,706)	(170,247,844)
Net increase (decrease)	17,199,769	18,454,173	$ 677,029,101	$ 677,722,698

A Share transactions for Institutional Class and Fidelity Advantage Institutional Class are for the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

B Amount includes in-kind redemptions.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Total Market Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for Fidelity Advantage Class, Investor Class, and Class F, as well as the fund's relative investment performance for Fidelity Advantage Class, Investor Class, and Class F measured over multiple periods against a broad-based securities market index. The Board noted that FMR believes that no meaningful peer group exists for the fund principally because most other funds in the fund's third-party peer group have different and/or broader investment mandates than the fund's more specialized strategies. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of Fidelity Advantage Class and Investor Class of the fund and the cumulative total returns of a broad-based securities market index ("benchmark"). The returns of Fidelity Advantage Class and Investor Class show the performance of the highest and lowest performing classes, respectively (based on five-year performance). (Institutional Class and Fidelity Advantage Institutional Class of the fund had less than one year of performance as of December 31, 2011.)

Spartan Total Market Index Fund

The Board noted that the investment performance of the fund was lower than its benchmark for all the periods shown, primarily because the fund bears fees, expenses, and brokerage commissions while the benchmark does not. In addition, the Board noted that the performance of the fund and benchmark may vary due to valuation differences. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 1% means that 99% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Semiannual Report

Spartan Total Market Index Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective September 1, 2011) that lowered the fund's management fee from 0.07% to 0.045%. The Board also considered that it had approved an amended and restated sub-advisory contract for the fund with Geode Capital Management, LLC (Geode) that lowered the sub-advisory fees that FMR pays to Geode. The Board considered that the chart reflects the fund's lower management fee for 2011, as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for the period.

The Board also considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the following classes of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.07%; Fidelity Advantage Institutional Class: 0.06%; Institutional Class: 0.07%; and Investor Class: 0.10%. These contractual arrangements may not be increased without the approval of the Board and, with respect to Fidelity Advantage Class and Investor Class, the shareholders of the applicable class. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Institutional Class and Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.045% and 0.06% through April 30, 2013.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

STI-F-SANN-1012
1.899051.102

Spartan®

500 Index

Fund -

Investor Class

Fidelity Advantage® Class

Semiannual Report

August 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Investor Class	.095%
Actual		$ 1,000.00	$ 1,041.00	$ .49
HypotheticalA		$ 1,000.00	$ 1,024.73	$ .49
Fidelity Advantage Class	.060%
Actual		$ 1,000.00	$ 1,041.00	$ .31
HypotheticalA		$ 1,000.00	$ 1,024.90	$ .31
Institutional Class	.040%
Actual		$ 1,000.00	$ 1,041.30	$ .21
HypotheticalA		$ 1,000.00	$ 1,025.00	$ .20
Fidelity Advantage Institutional Class	.020%
Actual		$ 1,000.00	$ 1,041.40	$ .10
HypotheticalA		$ 1,000.00	$ 1,025.10	$ .10

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.8	4.0
Exxon Mobil Corp.	3.2	3.3
Microsoft Corp.	1.8	1.9
IBM Corp.	1.7	1.8
Chevron Corp.	1.7	1.7
General Electric Co.	1.7	1.6
AT&T, Inc.	1.7	1.4
Johnson & Johnson	1.4	1.4
Procter & Gamble Co.	1.4	1.5
Wells Fargo & Co.	1.4	1.3
	20.8
Market Sectors as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.0	19.9
Financials	14.2	14.0
Health Care	11.7	11.2
Energy	11.1	11.9
Consumer Staples	11.0	10.6
Consumer Discretionary	10.9	10.7
Industrials	10.0	10.6
Utilities	3.5	3.4
Materials	3.3	3.5
Telecommunication Services	3.2	2.7

Semiannual Report

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.9%
Auto Components - 0.2%
BorgWarner, Inc. (a)(d)	425,697	$ 29,279
Johnson Controls, Inc.	2,526,385	68,743
The Goodyear Tire & Rubber Co. (a)	908,888	11,088
		109,110
Automobiles - 0.4%
Ford Motor Co.	14,174,651	132,391
Harley-Davidson, Inc.	859,902	36,081
		168,472
Distributors - 0.1%
Genuine Parts Co.	579,077	36,575
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)(d)	374,773	10,063
DeVry, Inc. (d)	218,874	4,226
H&R Block, Inc.	1,019,202	16,878
		31,167
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp. unit	1,683,112	58,370
Chipotle Mexican Grill, Inc. (a)(d)	117,750	33,987
Darden Restaurants, Inc. (d)	477,843	24,824
International Game Technology	992,056	12,192
Marriott International, Inc. Class A (d)	983,531	37,059
McDonald's Corp.	3,774,510	337,781
Starbucks Corp.	2,817,201	139,761
Starwood Hotels & Resorts Worldwide, Inc.	734,096	40,471
Wyndham Worldwide Corp.	541,928	28,256
Wynn Resorts Ltd.	294,925	30,427
Yum! Brands, Inc. (d)	1,710,597	108,999
		852,127
Household Durables - 0.3%
D.R. Horton, Inc. (d)	1,040,587	19,761
Harman International Industries, Inc.	261,779	12,050
Leggett & Platt, Inc.	520,645	12,360
Lennar Corp. Class A (d)	604,379	19,600
Newell Rubbermaid, Inc.	1,076,739	19,306
PulteGroup, Inc. (a)(d)	1,253,946	17,154
Whirlpool Corp.	286,945	21,653
		121,884
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)(d)	1,338,665	332,297
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Expedia, Inc.	357,958	$ 18,385
Netflix, Inc. (a)(d)	206,197	12,314
Priceline.com, Inc. (a)	184,940	111,809
TripAdvisor, Inc.	375,286	12,550
		487,355
Leisure Equipment & Products - 0.1%
Hasbro, Inc. (d)	433,465	16,259
Mattel, Inc.	1,264,971	44,451
		60,710
Media - 3.4%
Cablevision Systems Corp. - NY Group Class A	795,462	11,892
CBS Corp. Class B	2,407,308	87,482
Comcast Corp. Class A	10,014,045	335,771
DIRECTV (a)	2,432,780	126,724
Discovery Communications, Inc. (a)(d)	946,932	51,930
Gannett Co., Inc.	872,668	13,317
Interpublic Group of Companies, Inc.	1,645,546	17,509
McGraw-Hill Companies, Inc.	1,038,855	53,189
News Corp. Class A	7,824,953	183,026
Omnicom Group, Inc. (d)	1,012,576	52,016
Scripps Networks Interactive, Inc. Class A	344,290	20,348
The Walt Disney Co. (d)	6,638,584	328,411
Time Warner Cable, Inc.	1,160,657	103,090
Time Warner, Inc.	3,565,295	148,138
Viacom, Inc. Class B (non-vtg.)	1,960,415	98,040
Washington Post Co. Class B (d)	17,827	6,284
		1,637,167
Multiline Retail - 0.8%
Big Lots, Inc. (a)(d)	236,607	7,202
Dollar Tree, Inc. (a)	861,525	41,500
Family Dollar Stores, Inc.	433,577	27,593
JCPenney Co., Inc. (d)	543,954	14,186
Kohl's Corp.	890,611	46,490
Macy's, Inc.	1,534,508	61,856
Nordstrom, Inc.	594,891	34,403
Sears Holdings Corp. (a)(d)	142,319	7,507
Target Corp.	2,455,835	157,394
		398,131
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.1%
Abercrombie & Fitch Co. Class A	306,616	$ 11,035
AutoNation, Inc. (a)(d)	154,280	6,202
AutoZone, Inc. (a)	98,976	35,794
Bed Bath & Beyond, Inc. (a)	863,479	58,000
Best Buy Co., Inc.	1,029,499	18,263
CarMax, Inc. (a)(d)	847,557	25,927
GameStop Corp. Class A (d)	483,937	9,234
Gap, Inc.	1,235,588	44,259
Home Depot, Inc.	5,685,145	322,632
Limited Brands, Inc.	897,451	43,616
Lowe's Companies, Inc.	4,370,547	124,473
O'Reilly Automotive, Inc. (a)	441,574	37,512
Ross Stores, Inc.	837,837	57,970
Staples, Inc. (d)	2,559,713	27,952
Tiffany & Co., Inc. (d)	470,682	29,159
TJX Companies, Inc.	2,752,026	126,015
Urban Outfitters, Inc. (a)(d)	414,142	15,547
		993,590
Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	1,067,346	62,045
Fossil, Inc. (a)	193,222	16,414
NIKE, Inc. Class B	1,361,967	132,601
Ralph Lauren Corp.	241,037	38,241
VF Corp.	321,488	49,085
		298,386
TOTAL CONSUMER DISCRETIONARY		5,194,674
CONSUMER STAPLES - 11.0%
Beverages - 2.6%
Beam, Inc.	585,343	34,161
Brown-Forman Corp. Class B (non-vtg.)	553,833	35,501
Coca-Cola Enterprises, Inc.	1,114,382	32,908
Constellation Brands, Inc. Class A (sub. vtg.) (a)	565,410	18,625
Dr Pepper Snapple Group, Inc. (d)	786,772	35,255
Molson Coors Brewing Co. Class B	583,768	26,001
Monster Beverage Corp. (a)	569,424	33,556
PepsiCo, Inc.	5,808,839	420,734
The Coca-Cola Co.	16,757,982	626,749
		1,263,490
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	1,605,805	$ 157,160
CVS Caremark Corp.	4,759,721	216,805
Kroger Co.	2,083,548	46,421
Safeway, Inc. (d)	892,888	13,974
Sysco Corp. (d)	2,175,633	65,922
Wal-Mart Stores, Inc.	6,409,201	465,308
Walgreen Co. (d)	3,183,385	113,838
Whole Foods Market, Inc.	606,792	58,707
		1,138,135
Food Products - 1.7%
Archer Daniels Midland Co.	2,445,881	65,427
Campbell Soup Co. (d)	657,260	23,096
ConAgra Foods, Inc.	1,542,734	38,738
Dean Foods Co. (a)	685,268	11,252
General Mills, Inc.	2,404,219	94,558
H.J. Heinz Co. (d)	1,188,131	66,203
Hormel Foods Corp. (d)	509,209	14,624
Kellogg Co.	916,100	46,400
Kraft Foods, Inc. Class A	6,585,185	273,483
McCormick & Co., Inc. (non-vtg.) (d)	492,491	30,259
Mead Johnson Nutrition Co. Class A	757,282	55,531
The Hershey Co.	564,872	40,569
The J.M. Smucker Co.	421,066	35,778
Tyson Foods, Inc. Class A	1,072,553	16,796
		812,714
Household Products - 2.1%
Clorox Co.	483,095	35,145
Colgate-Palmolive Co.	1,772,578	188,443
Kimberly-Clark Corp.	1,456,406	121,756
Procter & Gamble Co.	10,177,231	683,808
		1,029,152
Personal Products - 0.2%
Avon Products, Inc.	1,603,784	24,778
Estee Lauder Companies, Inc. Class A (d)	837,417	50,203
		74,981
Tobacco - 2.0%
Altria Group, Inc.	7,557,765	256,662
Lorillard, Inc.	484,763	60,843
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.	6,334,758	$ 565,694
Reynolds American, Inc.	1,231,171	56,757
		939,956
TOTAL CONSUMER STAPLES		5,258,428
ENERGY - 11.1%
Energy Equipment & Services - 1.9%
Baker Hughes, Inc.	1,628,587	74,264
Cameron International Corp. (a)	914,771	50,047
Diamond Offshore Drilling, Inc. (d)	258,187	17,304
Ensco PLC Class A	859,201	49,292
FMC Technologies, Inc. (a)(d)	888,089	41,598
Halliburton Co.	3,428,205	112,308
Helmerich & Payne, Inc.	398,962	18,209
Nabors Industries Ltd. (a)	1,078,255	15,926
National Oilwell Varco, Inc.	1,583,034	124,743
Noble Corp. (d)	937,410	35,753
Rowan Companies PLC (a)(d)	461,225	16,226
Schlumberger Ltd.	4,953,051	358,502
		914,172
Oil, Gas & Consumable Fuels - 9.2%
Alpha Natural Resources, Inc. (a)(d)	818,151	4,860
Anadarko Petroleum Corp.	1,855,479	128,529
Apache Corp.	1,451,621	124,477
Cabot Oil & Gas Corp.	779,349	32,273
Chesapeake Energy Corp. (d)	2,460,061	47,602
Chevron Corp.	7,328,730	821,990
ConocoPhillips	4,696,786	266,730
CONSOL Energy, Inc. (d)	845,142	25,523
Denbury Resources, Inc. (a)	1,450,891	22,474
Devon Energy Corp.	1,502,013	86,861
EOG Resources, Inc.	1,001,319	108,443
EQT Corp.	555,547	29,977
Exxon Mobil Corp.	17,368,091	1,516,234
Hess Corp.	1,129,235	57,060
Kinder Morgan Holding Co. LLC	2,105,297	75,306
Marathon Oil Corp.	2,619,678	72,879
Marathon Petroleum Corp.	1,265,501	65,490
Murphy Oil Corp.	721,173	37,018
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Newfield Exploration Co. (a)	500,700	$ 16,338
Noble Energy, Inc.	660,331	58,043
Occidental Petroleum Corp.	3,012,444	256,088
Peabody Energy Corp. (d)	1,011,711	21,883
Phillips 66	2,322,369	97,539
Pioneer Natural Resources Co. (d)	456,933	44,487
QEP Resources, Inc. (d)	662,556	19,009
Range Resources Corp. (d)	602,379	39,269
Southwestern Energy Co. (a)(d)	1,293,052	40,253
Spectra Energy Corp. (d)	2,424,382	68,513
Sunoco, Inc.	393,316	18,561
Tesoro Corp.	521,225	20,713
Valero Energy Corp.	2,053,462	64,191
Williams Companies, Inc.	2,323,781	74,988
WPX Energy, Inc.	738,073	11,514
		4,375,115
TOTAL ENERGY		5,289,287
FINANCIALS - 14.2%
Capital Markets - 1.8%
Ameriprise Financial, Inc.	812,004	44,587
Bank of New York Mellon Corp.	4,429,955	99,851
BlackRock, Inc. Class A	475,970	83,947
Charles Schwab Corp.	4,019,014	54,216
E*TRADE Financial Corp. (a)	944,372	8,093
Federated Investors, Inc. Class B (non-vtg.) (d)	344,372	7,308
Franklin Resources, Inc. (d)	527,494	61,928
Goldman Sachs Group, Inc.	1,826,917	193,142
Invesco Ltd.	1,664,768	39,422
Legg Mason, Inc. (d)	466,713	11,472
Morgan Stanley	5,656,269	84,844
Northern Trust Corp.	895,674	41,595
State Street Corp.	1,814,723	75,492
T. Rowe Price Group, Inc.	947,467	58,212
		864,109
Commercial Banks - 2.9%
BB&T Corp.	2,594,867	81,842
Comerica, Inc.	730,477	22,433
Fifth Third Bancorp	3,417,248	51,737
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
First Horizon National Corp.	938,449	$ 8,409
Huntington Bancshares, Inc.	3,211,553	21,196
KeyCorp	3,540,118	29,843
M&T Bank Corp. (d)	470,062	40,848
PNC Financial Services Group, Inc.	1,963,996	122,082
Regions Financial Corp.	5,246,007	36,512
SunTrust Banks, Inc.	1,998,853	50,311
U.S. Bancorp	7,035,352	235,051
Wells Fargo & Co.	19,736,822	671,644
Zions Bancorporation	684,140	13,170
		1,385,078
Consumer Finance - 0.9%
American Express Co.	3,718,981	216,817
Capital One Financial Corp.	2,155,495	121,850
Discover Financial Services	1,969,697	76,286
SLM Corp.	1,811,577	28,532
		443,485
Diversified Financial Services - 2.8%
Bank of America Corp.	40,026,506	319,812
Citigroup, Inc.	10,890,542	323,558
CME Group, Inc.	1,234,334	67,765
IntercontinentalExchange, Inc. (a)	270,202	36,937
JPMorgan Chase & Co.	14,138,621	525,108
Leucadia National Corp. (d)	735,822	15,732
Moody's Corp. (d)	734,427	29,083
NYSE Euronext	943,400	23,632
The NASDAQ Stock Market, Inc.	454,690	10,399
		1,352,026
Insurance - 3.6%
ACE Ltd.	1,257,961	92,749
AFLAC, Inc.	1,736,855	80,208
Allstate Corp.	1,825,001	68,036
American International Group, Inc. (a)	2,724,481	93,531
Aon PLC	1,212,396	62,996
Assurant, Inc.	301,164	10,616
Berkshire Hathaway, Inc. Class B (a)	6,531,654	550,880
Cincinnati Financial Corp. (d)	602,910	23,309
Genworth Financial, Inc. Class A (a)	1,825,528	9,657
Hartford Financial Services Group, Inc.	1,637,450	29,359
Lincoln National Corp.	1,060,081	24,615
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Loews Corp.	1,134,916	$ 46,134
Marsh & McLennan Companies, Inc.	2,026,486	69,245
MetLife, Inc.	3,944,565	134,628
Principal Financial Group, Inc.	1,114,768	30,589
Progressive Corp. (d)	2,264,532	44,226
Prudential Financial, Inc.	1,741,948	94,954
The Chubb Corp.	1,002,648	74,086
The Travelers Companies, Inc.	1,444,959	93,547
Torchmark Corp. (d)	365,679	18,715
Unum Group	1,061,692	20,714
XL Group PLC Class A	1,157,734	26,767
		1,699,561
Real Estate Investment Trusts - 2.1%
American Tower Corp.	1,465,557	103,175
Apartment Investment & Management Co. Class A	525,006	13,902
AvalonBay Communities, Inc.	354,155	50,120
Boston Properties, Inc.	556,438	62,393
Equity Residential (SBI)	1,116,569	67,441
HCP, Inc.	1,558,108	71,455
Health Care REIT, Inc.	838,728	49,015
Host Hotels & Resorts, Inc. (d)	2,668,248	40,824
Kimco Realty Corp.	1,511,402	30,712
Plum Creek Timber Co., Inc.	599,813	24,550
Prologis, Inc.	1,709,998	58,431
Public Storage	528,664	76,952
Simon Property Group, Inc.	1,125,755	178,657
Ventas, Inc.	1,073,505	70,304
Vornado Realty Trust	689,506	55,967
Weyerhaeuser Co.	1,996,190	49,725
		1,003,623
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	1,218,015	21,084
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	1,961,578	14,104
People's United Financial, Inc.	1,321,935	15,824
		29,928
TOTAL FINANCIALS		6,798,894
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 11.7%
Biotechnology - 1.6%
Alexion Pharmaceuticals, Inc. (a)(d)	713,459	$ 76,490
Amgen, Inc.	2,888,543	242,407
Biogen Idec, Inc. (a)	889,779	130,433
Celgene Corp. (a)	1,636,086	117,864
Gilead Sciences, Inc. (a)	2,812,825	162,272
		729,466
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	2,045,006	120,001
Becton, Dickinson & Co.	752,863	57,203
Boston Scientific Corp. (a)	5,308,650	28,667
C.R. Bard, Inc.	311,724	30,583
CareFusion Corp. (a)	824,234	21,653
Covidien PLC	1,791,265	100,400
DENTSPLY International, Inc. (d)	526,481	19,095
Edwards Lifesciences Corp. (a)(d)	425,640	43,462
Intuitive Surgical, Inc. (a)(d)	147,460	72,519
Medtronic, Inc.	3,864,935	157,148
St. Jude Medical, Inc.	1,165,594	44,013
Stryker Corp.	1,202,624	64,052
Varian Medical Systems, Inc. (a)(d)	414,146	24,348
Zimmer Holdings, Inc. (d)	654,207	40,417
		823,561
Health Care Providers & Services - 1.9%
Aetna, Inc.	1,290,305	49,561
AmerisourceBergen Corp. (d)	931,515	35,882
Cardinal Health, Inc.	1,285,387	50,837
CIGNA Corp.	1,070,874	49,014
Coventry Health Care, Inc.	497,176	20,697
DaVita, Inc. (a)	349,215	33,968
Express Scripts Holding Co. (a)	2,991,693	187,340
Humana, Inc.	606,075	42,474
Laboratory Corp. of America Holdings (a)(d)	359,532	31,621
McKesson Corp.	874,306	76,161
Patterson Companies, Inc.	325,620	11,061
Quest Diagnostics, Inc. (d)	589,253	35,632
Tenet Healthcare Corp. (a)	1,536,973	7,977
UnitedHealth Group, Inc.	3,853,263	209,232
WellPoint, Inc.	1,228,760	73,566
		915,023
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - 0.1%
Cerner Corp. (a)(d)	544,472	$ 39,823
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	1,290,679	47,962
Life Technologies Corp. (a)	663,266	31,644
PerkinElmer, Inc.	422,993	11,548
Thermo Fisher Scientific, Inc.	1,364,227	78,238
Waters Corp. (a)	330,087	26,470
		195,862
Pharmaceuticals - 6.0%
Abbott Laboratories	5,843,849	383,006
Allergan, Inc.	1,142,220	98,379
Bristol-Myers Squibb Co.	6,273,552	207,090
Eli Lilly & Co.	3,792,786	170,334
Forest Laboratories, Inc. (a)	986,815	34,233
Hospira, Inc. (a)(d)	613,352	20,596
Johnson & Johnson	10,200,505	687,820
Merck & Co., Inc.	11,296,902	486,332
Mylan, Inc. (a)(d)	1,507,539	35,533
Perrigo Co.	346,974	38,157
Pfizer, Inc.	27,812,241	663,600
Watson Pharmaceuticals, Inc. (a)	473,220	38,496
		2,863,576
TOTAL HEALTH CARE		5,567,311
INDUSTRIALS - 10.0%
Aerospace & Defense - 2.3%
General Dynamics Corp.	1,339,357	87,741
Honeywell International, Inc.	2,894,017	169,155
L-3 Communications Holdings, Inc.	361,857	25,417
Lockheed Martin Corp.	988,722	90,112
Northrop Grumman Corp.	934,129	62,484
Precision Castparts Corp.	539,714	86,937
Raytheon Co.	1,238,075	69,976
Rockwell Collins, Inc.	538,689	26,326
Textron, Inc.	1,041,012	27,816
The Boeing Co.	2,782,098	198,642
United Technologies Corp.	3,384,942	270,288
		1,114,894
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	603,974	$ 34,191
Expeditors International of Washington, Inc.	788,910	28,882
FedEx Corp.	1,171,331	102,644
United Parcel Service, Inc. Class B	3,563,736	263,039
		428,756
Airlines - 0.1%
Southwest Airlines Co. (d)	2,851,316	25,491
Building Products - 0.0%
Masco Corp. (d)	1,326,332	18,781
Commercial Services & Supplies - 0.4%
Avery Dennison Corp.	384,933	12,021
Cintas Corp. (d)	409,770	16,563
Iron Mountain, Inc.	635,866	20,856
Pitney Bowes, Inc. (d)	743,634	9,935
R.R. Donnelley & Sons Co. (d)	669,531	7,351
Republic Services, Inc.	1,168,838	32,318
Stericycle, Inc. (a)(d)	316,013	28,922
Waste Management, Inc. (d)	1,718,441	59,424
		187,390
Construction & Engineering - 0.2%
Fluor Corp.	628,137	32,349
Jacobs Engineering Group, Inc. (a)(d)	479,232	18,949
Quanta Services, Inc. (a)(d)	791,241	18,990
		70,288
Electrical Equipment - 0.5%
Cooper Industries PLC Class A	590,813	43,218
Emerson Electric Co. (d)	2,724,737	138,199
Rockwell Automation, Inc.	530,106	38,199
Roper Industries, Inc.	361,876	37,197
		256,813
Industrial Conglomerates - 2.7%
3M Co.	2,577,161	238,645
Danaher Corp.	2,135,597	114,404
General Electric Co.	39,352,834	814,997
Tyco International Ltd.	1,719,150	96,926
		1,264,972
Machinery - 1.8%
Caterpillar, Inc. (d)	2,422,897	206,746
Cummins, Inc.	713,817	69,319
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Deere & Co. (d)	1,477,261	$ 110,957
Dover Corp.	682,056	39,430
Eaton Corp. (d)	1,254,247	56,090
Flowserve Corp. (d)	189,905	24,243
Illinois Tool Works, Inc. (d)	1,772,983	105,120
Ingersoll-Rand PLC	1,109,513	51,881
Joy Global, Inc.	393,123	20,985
PACCAR, Inc. (d)	1,324,797	52,873
Pall Corp.	430,098	23,875
Parker Hannifin Corp.	561,029	44,871
Snap-On, Inc.	215,812	14,982
Stanley Black & Decker, Inc.	634,723	41,752
Xylem, Inc.	688,734	16,729
		879,853
Professional Services - 0.1%
Dun & Bradstreet Corp.	166,700	13,494
Equifax, Inc.	447,123	20,469
Robert Half International, Inc.	531,045	13,966
		47,929
Road & Rail - 0.8%
CSX Corp.	3,859,614	86,687
Norfolk Southern Corp.	1,209,941	87,672
Ryder System, Inc.	190,441	7,620
Union Pacific Corp.	1,768,756	214,798
		396,777
Trading Companies & Distributors - 0.2%
Fastenal Co. (d)	1,096,882	47,265
W.W. Grainger, Inc. (d)	226,642	46,679
		93,944
TOTAL INDUSTRIALS		4,785,888
INFORMATION TECHNOLOGY - 20.0%
Communications Equipment - 1.9%
Cisco Systems, Inc.	19,896,382	379,623
F5 Networks, Inc. (a)	294,876	28,747
Harris Corp. (d)	422,591	19,874
JDS Uniphase Corp. (a)(d)	859,902	9,622
Juniper Networks, Inc. (a)	1,966,833	34,302
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Motorola Solutions, Inc.	1,084,770	$ 51,700
QUALCOMM, Inc.	6,367,116	391,323
		915,191
Computers & Peripherals - 6.0%
Apple, Inc.	3,472,984	2,310,370
Dell, Inc.	5,521,713	58,475
EMC Corp. (a)	7,798,690	205,028
Hewlett-Packard Co.	7,344,195	123,970
Lexmark International, Inc. Class A	264,207	5,736
NetApp, Inc. (a)	1,347,873	46,529
SanDisk Corp. (a)	905,000	37,304
Seagate Technology (d)	1,313,215	42,036
Western Digital Corp. (a)	869,204	36,350
		2,865,798
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	601,745	36,628
Corning, Inc.	5,636,601	67,583
FLIR Systems, Inc.	572,737	11,340
Jabil Circuit, Inc.	675,507	15,388
Molex, Inc. (d)	510,923	13,565
TE Connectivity Ltd.	1,588,087	55,853
		200,357
Internet Software & Services - 2.0%
Akamai Technologies, Inc. (a)(d)	665,528	24,964
eBay, Inc. (a)	4,268,303	202,616
Google, Inc. Class A (a)	944,513	647,076
VeriSign, Inc. (a)(d)	586,794	27,978
Yahoo!, Inc. (a)	4,526,453	66,313
		968,947
IT Services - 3.8%
Accenture PLC Class A	2,393,604	147,446
Automatic Data Processing, Inc.	1,816,547	105,505
Cognizant Technology Solutions Corp. Class A (a)	1,130,929	72,696
Computer Sciences Corp.	576,446	18,567
Fidelity National Information Services, Inc.	886,912	27,938
Fiserv, Inc. (a)(d)	506,922	36,149
IBM Corp.	4,284,240	834,784
MasterCard, Inc. Class A	394,293	166,747
Paychex, Inc. (d)	1,198,431	39,860
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
SAIC, Inc. (d)	1,027,626	$ 12,547
Teradata Corp. (a)(d)	626,581	47,858
The Western Union Co.	2,276,607	40,091
Total System Services, Inc.	596,937	13,837
Visa, Inc. Class A	1,849,476	237,195
		1,801,220
Office Electronics - 0.1%
Xerox Corp.	5,005,770	36,893
Semiconductors & Semiconductor Equipment - 2.2%
Advanced Micro Devices, Inc. (a)(d)	2,188,144	8,140
Altera Corp.	1,198,311	44,733
Analog Devices, Inc.	1,108,079	44,035
Applied Materials, Inc. (d)	4,760,505	55,650
Broadcom Corp. Class A	1,841,860	65,441
First Solar, Inc. (a)(d)	219,149	4,381
Intel Corp.	18,686,011	463,974
KLA-Tencor Corp.	621,485	31,888
Lam Research Corp. (a)(d)	748,232	25,537
Linear Technology Corp.	855,029	28,237
LSI Corp. (a)	2,113,016	16,460
Microchip Technology, Inc. (d)	719,001	24,985
Micron Technology, Inc. (a)(d)	3,675,647	22,826
NVIDIA Corp. (a)	2,298,346	32,246
Teradyne, Inc. (a)(d)	693,328	10,830
Texas Instruments, Inc. (d)	4,250,326	123,429
Xilinx, Inc.	980,186	33,238
		1,036,030
Software - 3.6%
Adobe Systems, Inc. (a)	1,842,698	57,621
Autodesk, Inc. (a)	853,517	26,502
BMC Software, Inc. (a)	598,287	24,769
CA Technologies, Inc.	1,314,397	34,214
Citrix Systems, Inc. (a)	691,545	53,726
Electronic Arts, Inc. (a)	1,180,598	15,737
Intuit, Inc.	1,090,738	63,852
Microsoft Corp.	27,770,029	855,872
Oracle Corp.	14,413,160	456,177
Red Hat, Inc. (a)(d)	716,309	40,142
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
salesforce.com, Inc. (a)(d)	512,557	$ 74,413
Symantec Corp. (a)	2,676,976	47,730
		1,750,755
TOTAL INFORMATION TECHNOLOGY		9,575,191
MATERIALS - 3.3%
Chemicals - 2.3%
Air Products & Chemicals, Inc.	785,295	64,850
Airgas, Inc.	257,068	21,355
CF Industries Holdings, Inc.	243,791	50,467
Dow Chemical Co.	4,439,850	130,132
E.I. du Pont de Nemours & Co.	3,480,326	173,146
Eastman Chemical Co.	567,090	31,337
Ecolab, Inc.	1,085,229	69,487
FMC Corp. (d)	509,339	27,667
International Flavors & Fragrances, Inc. (d)	301,094	18,222
Monsanto Co.	1,981,270	172,588
PPG Industries, Inc.	565,620	62,230
Praxair, Inc.	1,109,383	117,040
Sherwin-Williams Co.	318,379	45,554
Sigma Aldrich Corp.	449,002	31,893
The Mosaic Co.	1,106,165	64,058
		1,080,026
Construction Materials - 0.0%
Vulcan Materials Co.	480,577	18,704
Containers & Packaging - 0.1%
Ball Corp.	581,955	24,541
Bemis Co., Inc.	382,906	11,587
Owens-Illinois, Inc. (a)	612,565	10,708
Sealed Air Corp.	720,911	10,287
		57,123
Metals & Mining - 0.7%
Alcoa, Inc.	3,961,920	33,914
Allegheny Technologies, Inc.	397,821	11,791
Cliffs Natural Resources, Inc. (d)	529,192	18,966
Freeport-McMoRan Copper & Gold, Inc.	3,525,182	127,294
Newmont Mining Corp.	1,840,537	93,278
Nucor Corp. (d)	1,177,586	44,336
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Titanium Metals Corp. (d)	305,805	$ 3,743
United States Steel Corp. (d)	534,866	10,403
		343,725
Paper & Forest Products - 0.2%
International Paper Co.	1,623,406	56,105
MeadWestvaco Corp.	640,131	18,410
		74,515
TOTAL MATERIALS		1,574,093
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	21,776,203	797,880
CenturyLink, Inc.	2,307,385	97,510
Frontier Communications Corp. (d)	3,708,410	17,133
Verizon Communications, Inc.	10,552,092	453,107
Windstream Corp. (d)	2,185,275	21,569
		1,387,199
Wireless Telecommunication Services - 0.3%
Crown Castle International Corp. (a)	957,699	60,776
MetroPCS Communications, Inc. (a)	1,092,639	10,631
Sprint Nextel Corp. (a)	11,138,241	54,020
		125,427
TOTAL TELECOMMUNICATION SERVICES		1,512,626
UTILITIES - 3.5%
Electric Utilities - 2.0%
American Electric Power Co., Inc.	1,798,857	77,333
Duke Energy Corp.	2,614,111	169,342
Edison International	1,210,118	52,991
Entergy Corp.	657,999	44,797
Exelon Corp.	3,165,999	115,464
FirstEnergy Corp.	1,553,328	67,880
NextEra Energy, Inc.	1,549,092	104,269
Northeast Utilities	1,164,780	43,877
Pepco Holdings, Inc.	847,871	16,372
Pinnacle West Capital Corp.	406,616	20,888
PPL Corp.	2,154,302	63,186
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Southern Co.	3,226,466	$ 146,256
Xcel Energy, Inc.	1,808,590	50,442
		973,097
Gas Utilities - 0.1%
AGL Resources, Inc.	435,709	17,276
ONEOK, Inc.	771,999	34,377
		51,653
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc. (d)	845,788	18,049
The AES Corp.	2,394,497	27,273
		45,322
Multi-Utilities - 1.3%
Ameren Corp.	901,189	29,487
CenterPoint Energy, Inc.	1,587,063	32,360
CMS Energy Corp.	966,806	22,304
Consolidated Edison, Inc.	1,087,897	65,948
Dominion Resources, Inc.	2,122,647	111,397
DTE Energy Co.	631,826	36,899
Integrys Energy Group, Inc.	289,397	15,625
NiSource, Inc. (d)	1,055,167	25,683
PG&E Corp.	1,568,570	68,092
Public Service Enterprise Group, Inc.	1,878,982	59,489
SCANA Corp.	432,348	20,476
Sempra Energy (d)	891,067	58,989
TECO Energy, Inc. (d)	801,518	13,914
Wisconsin Energy Corp.	855,951	32,492
		593,155
TOTAL UTILITIES		1,663,227
TOTAL COMMON STOCKS (Cost $32,789,237)		47,219,619
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.11% to 0.14% 10/18/12 to 12/6/12 (e) (Cost $31,992)	$ 32,000	31,994
Money Market Funds - 4.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (b)	374,497,942	$ 374,498
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	1,898,279,675	1,898,280
TOTAL MONEY MARKET FUNDS (Cost $2,272,778)		2,272,778
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $35,094,007)		49,524,391
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(1,797,448)
NET ASSETS - 100%		$ 47,726,943
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
770 CME E-mini S&P 500 Index Contracts	Sept. 2012	$ 54,096	$ 3,188
1,294 CME S&P 500 Index Contracts	Sept. 2012	454,550	11,642
TOTAL EQUITY INDEX CONTRACTS		$ 508,646	$ 14,830
The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $27,655,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 425
Fidelity Securities Lending Cash Central Fund	3,418
Total	$ 3,843
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,194,674	$ 5,194,674	$ -	$ -
Consumer Staples	5,258,428	5,258,428	-	-
Energy	5,289,287	5,289,287	-	-
Financials	6,798,894	6,798,894	-	-
Health Care	5,567,311	5,567,311	-	-
Industrials	4,785,888	4,785,888	-	-
Information Technology	9,575,191	9,575,191	-	-
Materials	1,574,093	1,574,093	-	-
Telecommunication Services	1,512,626	1,512,626	-	-
Utilities	1,663,227	1,663,227	-	-
U.S. Government and Government Agency Obligations	31,994	-	31,994	-
Money Market Funds	2,272,778	2,272,778	-	-
Total Investments in Securities:	$ 49,524,391	$ 49,492,397	$ 31,994	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 14,830	$ 14,830	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 14,830	$ -
Total Equity Risk	$ 14,830	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,865,380) - See accompanying schedule: Unaffiliated issuers (cost $32,821,229)	$ 47,251,613
Fidelity Central Funds (cost $2,272,778)	2,272,778
Total Investments (cost $35,094,007)		$ 49,524,391
Receivable for fund shares sold		42,939
Dividends receivable		114,224
Distributions receivable from Fidelity Central Funds		647
Receivable for daily variation margin on futures contracts		2,944
Receivable from investment adviser for expense reductions		367
Other receivables		1,045
Total assets		49,686,557

Liabilities
Payable for fund shares redeemed	57,570
Accrued management fee	990
Other affiliated payables	1,731
Other payables and accrued expenses	1,043
Collateral on securities loaned, at value	1,898,280
Total liabilities		1,959,614

Net Assets		$ 47,726,943
Net Assets consist of:
Paid in capital		$ 35,081,038
Undistributed net investment income		194,623
Accumulated undistributed net realized gain (loss) on investments		(1,993,932)
Net unrealized appreciation (depreciation) on investments		14,445,214
Net Assets		$ 47,726,943

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2012 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($10,547,176 ÷ 210,900 shares)	$ 50.01

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($19,619,550 ÷ 392,278 shares)	$ 50.01

Institutional Class: Net Asset Value, offering price and redemption price per share ($16,172,199 ÷ 323,336 shares)	$ 50.02

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($1,388,018 ÷ 27,751 shares)	$ 50.02

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 495,152
Interest		19
Income from Fidelity Central Funds		3,843
Total income		499,014

Expenses
Management fee	$ 5,733
Transfer agent fees	10,146
Independent trustees' compensation	154
Miscellaneous	62
Total expenses before reductions	16,095
Expense reductions	(2,146)	13,949
Net investment income (loss)		485,065
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	329,224
Futures contracts	36,682
Total net realized gain (loss)		365,906
Change in net unrealized appreciation (depreciation) on: Investment securities	1,048,745
Futures contracts	(12,411)
Total change in net unrealized appreciation (depreciation)		1,036,334
Net gain (loss)		1,402,240
Net increase (decrease) in net assets resulting from operations		$ 1,887,305

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 485,065	$ 842,018
Net realized gain (loss)	365,906	346,325
Change in net unrealized appreciation (depreciation)	1,036,334	947,325
Net increase (decrease) in net assets resulting from operations	1,887,305	2,135,668
Distributions to shareholders from net investment income	(435,886)	(823,248)
Share transactions - net increase (decrease)	1,293,489	194,063
Total increase (decrease) in net assets	2,744,908	1,506,483

Net Assets
Beginning of period	44,982,035	43,475,552
End of period (including undistributed net investment income of $194,623 and undistributed net investment income of $145,444, respectively)	$ 47,726,943	$ 44,982,035

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 I	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 48.49	$ 47.09	$ 39.19	$ 26.10	$ 47.20	$ 49.94
Income from Investment Operations
Net investment income (loss) D	.51	.89	.81	.75	.95	.99
Net realized and unrealized gain (loss)	1.46	1.40	7.88	13.12	(21.09)	(2.71)
Total from investment operations	1.97	2.29	8.69	13.87	(20.14)	(1.72)
Distributions from net investment income	(.45)	(.89)	(.79)	(.78)	(.96)	(.97)
Distributions from net realized gain	-	-	-	-	-	(.05)
Total distributions	(.45)	(.89)	(.79)	(.78)	(.96)	(1.02)
Net asset value, end of period	$ 50.01	$ 48.49	$ 47.09	$ 39.19	$ 26.10	$ 47.20
Total Return B,C	4.10%	5.04%	22.47%	53.68%	(43.35)%	(3.66)%
Ratios to Average Net Assets E,G
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A,J	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A,J	.10%	.10%	.10%	.10%	.09%
Net investment income (loss)	2.08% A	1.96%	1.94%	2.14%	2.36%	1.90%
Supplemental Data
Net assets, end of period (in millions)	$ 10,547	$ 13,407	$ 27,881	$ 23,666	$ 11,363	$ 20,102
Portfolio turnover rate F	3% A	5% H	4%	11% H	8%	7%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

I For the year ended February 29.

J Amount represents .095%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 I	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 48.50	$ 47.10	$ 39.19	$ 26.11	$ 47.20	$ 49.94
Income from Investment Operations
Net investment income (loss) D	.51	.90	.82	.77	.96	1.00
Net realized and unrealized gain (loss)	1.46	1.40	7.89	13.10	(21.08)	(2.70)
Total from investment operations	1.97	2.30	8.71	13.87	(20.12)	(1.70)
Distributions from net investment income	(.46)	(.90)	(.80)	(.79)	(.97)	(.99)
Distributions from net realized gain	-	-	-	-	-	(.05)
Total distributions	(.46)	(.90)	(.80)	(.79)	(.97)	(1.04)
Net asset value, end of period	$ 50.01	$ 48.50	$ 47.10	$ 39.19	$ 26.11	$ 47.20
Total Return B,C	4.10%	5.07%	22.53%	53.67%	(43.31)%	(3.63)%
Ratios to Average Net Assets E,G
Expenses before reductions	.07% A	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.06% A	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.06% A	.07%	.07%	.07%	.07%	.06%
Net investment income (loss)	2.12% A	1.99%	1.97%	2.17%	2.39%	1.92%
Supplemental Data
Net assets, end of period (in millions)	$ 19,620	$ 16,230	$ 15,595	$ 12,455	$ 3,667	$ 6,304
Portfolio turnover rate F	3% A	5% H	4%	11% H	8%	7%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

I For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 G,J
Selected Per-Share Data
Net asset value, beginning of period	$ 48.50	$ 47.74
Income from Investment Operations
Net investment income (loss) D	.52	.79
Net realized and unrealized gain (loss)	1.47	.68
Total from investment operations	1.99	1.47
Distributions from net investment income	(.47)	(.71)
Net asset value, end of period	$ 50.02	$ 48.50
Total Return B,C	4.13%	3.25%
Ratios to Average Net Assets E,H
Expenses before reductions	.05% A	.05% A
Expenses net of fee waivers, if any	.04% A	.05% A
Expenses net of all reductions	.04% A	.05% A
Net investment income (loss)	2.14% A	2.19% A
Supplemental Data
Net assets, end of period (in millions)	$ 16,172	$ 14,629
Portfolio turnover rate F	3% A	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to February 29, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 G,J
Selected Per-Share Data
Net asset value, beginning of period	$ 48.50	$ 47.74
Income from Investment Operations
Net investment income (loss) D	.52	.81
Net realized and unrealized gain (loss)	1.47	.67
Total from investment operations	1.99	1.48
Distributions from net investment income	(.47)	(.72)
Net asset value, end of period	$ 50.02	$ 48.50
Total Return B,C	4.14%	3.27%
Ratios to Average Net Assets E,H
Expenses before reductions	.03% A,K	.03% A,K
Expenses net of fee waivers, if any	.02% A	.03% A,K
Expenses net of all reductions	.02% A	.03% A,K
Net investment income (loss)	2.16% A	2.24% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,388	$ 716
Portfolio turnover rate F	3% A	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to February 29, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J For the year ended February 29.

K Amount represents .025%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Spartan 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management Research (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

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3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, foreign currency transactions, redemptions in kind, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 19,147,384
Gross unrealized depreciation	(4,806,901)
Net unrealized appreciation (depreciation) on securities and other investments	$ 14,340,483

Tax cost	$ 35,183,908

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At February 29, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (529,693)
2017	(854,750)
2019	(792,074)
Total with expiration	(2,176,517)
No expiration
Long-term	(74,031)
Total capital loss carryforward	$ (2,250,548)

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

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4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $36,682 and a change in net unrealized appreciation (depreciation) of $(12,411) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $2,306,786 and $753,524, respectively.

Securities received in-kind through subscriptions totaled $377,765.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .025% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.10%
Fidelity Advantage Class	.07%
Institutional Class	.05%
Fidelity Advantage Institutional Class	.025%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Institutional Class pays a portion of the transfer agent fees at an annual rate of .025% of average net assets and Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 4,076
Fidelity Advantage Class	4,157
Institutional Class	1,913
$ 10,146

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $64 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending

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8. Security Lending - continued

income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,418.

9. Expense Reductions.

Effective February 1, 2012, FMR contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. This reimbursement will remain in place through April 30, 2013.

	Expense Limitations	Reimbursement from adviser
Investor Class	.095%	$ 308
Fidelity Advantage Class	.060%	986
Institutional Class	.040%	817
Fidelity Advantage Institutional Class	.020%	35

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by one hundred and thirty six dollars.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2012	Year ended February 29, 2012 A
From net investment income
Investor Class	$ 100,632	$ 405,868
Fidelity Advantage Class	175,554	264,009
Institutional Class	147,042	146,405
Fidelity Advantage Institutional Class	12,658	6,966
Total	$ 435,886	$ 823,248

A Distributions for Institutional Class and Fidelity Advantage Institutional Class are for the period May 4, 2011 (commencement of sale of shares) to February 29, 2012.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2012	Year ended February 29, 2012 A	Six months ended August 31, 2012	Year ended February 29, 2012 A
Investor Class
Shares sold	22,057	94,578	$ 1,071,600	$ 4,269,471
Reinvestment of distributions	1,992	8,848	96,898	397,869
Shares redeemed	(89,620)	(418,995)	(4,366,639)	(19,074,702)
Net increase (decrease)	(65,571)	(315,569)	$ (3,198,141)	$ (14,407,362)
Fidelity Advantage Class
Shares sold	87,991	133,837	$ 4,271,703	$ 6,254,732
Issued in exchange for shares of Congress Street	-	983	-	45,955
Issued in exchange of shares of Exchange	-	3,818	-	178,445
Reinvestment of distributions	3,337	5,335	162,141	238,952
Shares redeemed	(33,721)	(140,424)	(1,639,580)	(6,301,502)
Net increase (decrease)	57,607	3,549	$ 2,794,264	$ 416,582
Institutional Class
Shares sold	48,319	335,470	$ 2,351,133	$ 15,034,791
Reinvestment of distributions	3,025	3,423	147,042	146,405
Shares redeemed	(29,652)	(37,249)	(1,440,157)	(1,658,626)
Net increase (decrease)	21,692	301,644	$ 1,058,018	$ 13,522,570
Fidelity Advantage Institutional Class
Shares sold	14,446	16,270	$ 710,608	$ 729,075
Reinvestment of distributions	261	166	12,658	6,966
Shares redeemed	(1,729)	(1,663)	(83,918)	(73,768)
Net increase (decrease)	12,978	14,773	$ 639,348	$ 662,273

A Share transactions for Institutional Class and Fidelity Advantage Institutional Class are for the period May 4, 2011 (commencement of sale of shares) to February 29, 2012.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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13. Merger Information.

On April 15, 2011 the Fund acquired all of the assets and assumed all of the liabilities of the Fidelity Congress Street Fund and Fidelity Exchange Fund ("Target Funds") pursuant to an agreement and plan of reorganization approved by the Board of Trustees on October 13, 2010. The reorganization provides shareholders of the Target Funds access to a larger more diversified portfolio with similar investment strategies and lower expenses. The acquisition was accomplished by an exchange of 4,801 shares then outstanding of Fidelity Advantage Class of the Fund for 99 shares then outstanding (valued at $465.09 per share) of Fidelity Congress Street Fund, and 551 shares then outstanding (valued at $323.88 per share) of Fidelity Exchange Street Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Fidelity Congress Street Fund's net assets, including securities of $45,976 with unrealized appreciation of $32,369 and net other liabilities of $21, and Fidelity Exchange Street Fund's net assets, including securities of $178,427 with unrealized appreciation of $150,195 and net other assets of $18, were combined with the Fund's net assets of $43,105,406 for total net assets after the acquisition of $43,329,806.

Pro forma results of operations of the combined entity for the entire period ended February 29, 2012, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$ 842,404
Total net realized gain (loss)	348,278
Total change in net unrealized appreciation (depreciation)	944,457
Net increase (decrease) in net assets resulting from operations	$ 2,135,139

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired funds that have been included in the Fund's accompanying Statement of Operations since April 15, 2011.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan 500 Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for Fidelity Advantage Class and Investor Class, as well as the fund's relative investment performance for Fidelity Advantage Class and Investor Class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of Fidelity Advantage Class and Investor Class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. (Institutional Class and Fidelity Advantage Institutional Class of the fund had less than one year of performance as of December 31, 2011.) The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Spartan 500 Index Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Fidelity Advantage Class of the fund was in the first quartile for all the periods shown. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown, primarily because the fund bears fees, expenses, and brokerage commissions while the benchmark does not. In addition, the Board noted that the performance of the fund and benchmark may vary due to valuation differences. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Semiannual Report

Spartan 500 Index Fund

Semiannual Report

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective February 1, 2011) that lowered the fund's management fee from 0.07% to 0.025%. The Board also considered that it had approved an amended and restated sub-advisory contract for the fund with Geode Capital Management, LLC (Geode) that lowered the sub-advisory fees that FMR pays to Geode. The Board considered that the chart reflects the fund's lower management fee for 2011, as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

The Board noted that the total expense ratio of each class ranked below its competitive median for the period.

The Board also considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.07%; Fidelity Advantage Institutional Class: 0.025%; Institutional Class: 0.05%; and Investor Class: 0.10%. These contractual arrangements may not be increased without the approval of the Board and, with respect to Fidelity Advantage Class and Investor Class, the shareholders of the applicable class. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, and Investor Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.06%, 0.02%, 0.04%, and 0.095% through April 30, 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone
Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

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(8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
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Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

UEI-USAN-1012
1.790946.109

Spartan®

500 Index

Fund -

Institutional Class

Fidelity Advantage® Institutional Class

Semiannual Report

August 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Investor Class	.095%
Actual		$ 1,000.00	$ 1,041.00	$ .49
HypotheticalA		$ 1,000.00	$ 1,024.73	$ .49
Fidelity Advantage Class	.060%
Actual		$ 1,000.00	$ 1,041.00	$ .31
HypotheticalA		$ 1,000.00	$ 1,024.90	$ .31
Institutional Class	.040%
Actual		$ 1,000.00	$ 1,041.30	$ .21
HypotheticalA		$ 1,000.00	$ 1,025.00	$ .20
Fidelity Advantage Institutional Class	.020%
Actual		$ 1,000.00	$ 1,041.40	$ .10
HypotheticalA		$ 1,000.00	$ 1,025.10	$ .10

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.8	4.0
Exxon Mobil Corp.	3.2	3.3
Microsoft Corp.	1.8	1.9
IBM Corp.	1.7	1.8
Chevron Corp.	1.7	1.7
General Electric Co.	1.7	1.6
AT&T, Inc.	1.7	1.4
Johnson & Johnson	1.4	1.4
Procter & Gamble Co.	1.4	1.5
Wells Fargo & Co.	1.4	1.3
	20.8
Market Sectors as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.0	19.9
Financials	14.2	14.0
Health Care	11.7	11.2
Energy	11.1	11.9
Consumer Staples	11.0	10.6
Consumer Discretionary	10.9	10.7
Industrials	10.0	10.6
Utilities	3.5	3.4
Materials	3.3	3.5
Telecommunication Services	3.2	2.7

Semiannual Report

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.9%
Auto Components - 0.2%
BorgWarner, Inc. (a)(d)	425,697	$ 29,279
Johnson Controls, Inc.	2,526,385	68,743
The Goodyear Tire & Rubber Co. (a)	908,888	11,088
		109,110
Automobiles - 0.4%
Ford Motor Co.	14,174,651	132,391
Harley-Davidson, Inc.	859,902	36,081
		168,472
Distributors - 0.1%
Genuine Parts Co.	579,077	36,575
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)(d)	374,773	10,063
DeVry, Inc. (d)	218,874	4,226
H&R Block, Inc.	1,019,202	16,878
		31,167
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp. unit	1,683,112	58,370
Chipotle Mexican Grill, Inc. (a)(d)	117,750	33,987
Darden Restaurants, Inc. (d)	477,843	24,824
International Game Technology	992,056	12,192
Marriott International, Inc. Class A (d)	983,531	37,059
McDonald's Corp.	3,774,510	337,781
Starbucks Corp.	2,817,201	139,761
Starwood Hotels & Resorts Worldwide, Inc.	734,096	40,471
Wyndham Worldwide Corp.	541,928	28,256
Wynn Resorts Ltd.	294,925	30,427
Yum! Brands, Inc. (d)	1,710,597	108,999
		852,127
Household Durables - 0.3%
D.R. Horton, Inc. (d)	1,040,587	19,761
Harman International Industries, Inc.	261,779	12,050
Leggett & Platt, Inc.	520,645	12,360
Lennar Corp. Class A (d)	604,379	19,600
Newell Rubbermaid, Inc.	1,076,739	19,306
PulteGroup, Inc. (a)(d)	1,253,946	17,154
Whirlpool Corp.	286,945	21,653
		121,884
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)(d)	1,338,665	332,297
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Expedia, Inc.	357,958	$ 18,385
Netflix, Inc. (a)(d)	206,197	12,314
Priceline.com, Inc. (a)	184,940	111,809
TripAdvisor, Inc.	375,286	12,550
		487,355
Leisure Equipment & Products - 0.1%
Hasbro, Inc. (d)	433,465	16,259
Mattel, Inc.	1,264,971	44,451
		60,710
Media - 3.4%
Cablevision Systems Corp. - NY Group Class A	795,462	11,892
CBS Corp. Class B	2,407,308	87,482
Comcast Corp. Class A	10,014,045	335,771
DIRECTV (a)	2,432,780	126,724
Discovery Communications, Inc. (a)(d)	946,932	51,930
Gannett Co., Inc.	872,668	13,317
Interpublic Group of Companies, Inc.	1,645,546	17,509
McGraw-Hill Companies, Inc.	1,038,855	53,189
News Corp. Class A	7,824,953	183,026
Omnicom Group, Inc. (d)	1,012,576	52,016
Scripps Networks Interactive, Inc. Class A	344,290	20,348
The Walt Disney Co. (d)	6,638,584	328,411
Time Warner Cable, Inc.	1,160,657	103,090
Time Warner, Inc.	3,565,295	148,138
Viacom, Inc. Class B (non-vtg.)	1,960,415	98,040
Washington Post Co. Class B (d)	17,827	6,284
		1,637,167
Multiline Retail - 0.8%
Big Lots, Inc. (a)(d)	236,607	7,202
Dollar Tree, Inc. (a)	861,525	41,500
Family Dollar Stores, Inc.	433,577	27,593
JCPenney Co., Inc. (d)	543,954	14,186
Kohl's Corp.	890,611	46,490
Macy's, Inc.	1,534,508	61,856
Nordstrom, Inc.	594,891	34,403
Sears Holdings Corp. (a)(d)	142,319	7,507
Target Corp.	2,455,835	157,394
		398,131
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.1%
Abercrombie & Fitch Co. Class A	306,616	$ 11,035
AutoNation, Inc. (a)(d)	154,280	6,202
AutoZone, Inc. (a)	98,976	35,794
Bed Bath & Beyond, Inc. (a)	863,479	58,000
Best Buy Co., Inc.	1,029,499	18,263
CarMax, Inc. (a)(d)	847,557	25,927
GameStop Corp. Class A (d)	483,937	9,234
Gap, Inc.	1,235,588	44,259
Home Depot, Inc.	5,685,145	322,632
Limited Brands, Inc.	897,451	43,616
Lowe's Companies, Inc.	4,370,547	124,473
O'Reilly Automotive, Inc. (a)	441,574	37,512
Ross Stores, Inc.	837,837	57,970
Staples, Inc. (d)	2,559,713	27,952
Tiffany & Co., Inc. (d)	470,682	29,159
TJX Companies, Inc.	2,752,026	126,015
Urban Outfitters, Inc. (a)(d)	414,142	15,547
		993,590
Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	1,067,346	62,045
Fossil, Inc. (a)	193,222	16,414
NIKE, Inc. Class B	1,361,967	132,601
Ralph Lauren Corp.	241,037	38,241
VF Corp.	321,488	49,085
		298,386
TOTAL CONSUMER DISCRETIONARY		5,194,674
CONSUMER STAPLES - 11.0%
Beverages - 2.6%
Beam, Inc.	585,343	34,161
Brown-Forman Corp. Class B (non-vtg.)	553,833	35,501
Coca-Cola Enterprises, Inc.	1,114,382	32,908
Constellation Brands, Inc. Class A (sub. vtg.) (a)	565,410	18,625
Dr Pepper Snapple Group, Inc. (d)	786,772	35,255
Molson Coors Brewing Co. Class B	583,768	26,001
Monster Beverage Corp. (a)	569,424	33,556
PepsiCo, Inc.	5,808,839	420,734
The Coca-Cola Co.	16,757,982	626,749
		1,263,490
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	1,605,805	$ 157,160
CVS Caremark Corp.	4,759,721	216,805
Kroger Co.	2,083,548	46,421
Safeway, Inc. (d)	892,888	13,974
Sysco Corp. (d)	2,175,633	65,922
Wal-Mart Stores, Inc.	6,409,201	465,308
Walgreen Co. (d)	3,183,385	113,838
Whole Foods Market, Inc.	606,792	58,707
		1,138,135
Food Products - 1.7%
Archer Daniels Midland Co.	2,445,881	65,427
Campbell Soup Co. (d)	657,260	23,096
ConAgra Foods, Inc.	1,542,734	38,738
Dean Foods Co. (a)	685,268	11,252
General Mills, Inc.	2,404,219	94,558
H.J. Heinz Co. (d)	1,188,131	66,203
Hormel Foods Corp. (d)	509,209	14,624
Kellogg Co.	916,100	46,400
Kraft Foods, Inc. Class A	6,585,185	273,483
McCormick & Co., Inc. (non-vtg.) (d)	492,491	30,259
Mead Johnson Nutrition Co. Class A	757,282	55,531
The Hershey Co.	564,872	40,569
The J.M. Smucker Co.	421,066	35,778
Tyson Foods, Inc. Class A	1,072,553	16,796
		812,714
Household Products - 2.1%
Clorox Co.	483,095	35,145
Colgate-Palmolive Co.	1,772,578	188,443
Kimberly-Clark Corp.	1,456,406	121,756
Procter & Gamble Co.	10,177,231	683,808
		1,029,152
Personal Products - 0.2%
Avon Products, Inc.	1,603,784	24,778
Estee Lauder Companies, Inc. Class A (d)	837,417	50,203
		74,981
Tobacco - 2.0%
Altria Group, Inc.	7,557,765	256,662
Lorillard, Inc.	484,763	60,843
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.	6,334,758	$ 565,694
Reynolds American, Inc.	1,231,171	56,757
		939,956
TOTAL CONSUMER STAPLES		5,258,428
ENERGY - 11.1%
Energy Equipment & Services - 1.9%
Baker Hughes, Inc.	1,628,587	74,264
Cameron International Corp. (a)	914,771	50,047
Diamond Offshore Drilling, Inc. (d)	258,187	17,304
Ensco PLC Class A	859,201	49,292
FMC Technologies, Inc. (a)(d)	888,089	41,598
Halliburton Co.	3,428,205	112,308
Helmerich & Payne, Inc.	398,962	18,209
Nabors Industries Ltd. (a)	1,078,255	15,926
National Oilwell Varco, Inc.	1,583,034	124,743
Noble Corp. (d)	937,410	35,753
Rowan Companies PLC (a)(d)	461,225	16,226
Schlumberger Ltd.	4,953,051	358,502
		914,172
Oil, Gas & Consumable Fuels - 9.2%
Alpha Natural Resources, Inc. (a)(d)	818,151	4,860
Anadarko Petroleum Corp.	1,855,479	128,529
Apache Corp.	1,451,621	124,477
Cabot Oil & Gas Corp.	779,349	32,273
Chesapeake Energy Corp. (d)	2,460,061	47,602
Chevron Corp.	7,328,730	821,990
ConocoPhillips	4,696,786	266,730
CONSOL Energy, Inc. (d)	845,142	25,523
Denbury Resources, Inc. (a)	1,450,891	22,474
Devon Energy Corp.	1,502,013	86,861
EOG Resources, Inc.	1,001,319	108,443
EQT Corp.	555,547	29,977
Exxon Mobil Corp.	17,368,091	1,516,234
Hess Corp.	1,129,235	57,060
Kinder Morgan Holding Co. LLC	2,105,297	75,306
Marathon Oil Corp.	2,619,678	72,879
Marathon Petroleum Corp.	1,265,501	65,490
Murphy Oil Corp.	721,173	37,018
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Newfield Exploration Co. (a)	500,700	$ 16,338
Noble Energy, Inc.	660,331	58,043
Occidental Petroleum Corp.	3,012,444	256,088
Peabody Energy Corp. (d)	1,011,711	21,883
Phillips 66	2,322,369	97,539
Pioneer Natural Resources Co. (d)	456,933	44,487
QEP Resources, Inc. (d)	662,556	19,009
Range Resources Corp. (d)	602,379	39,269
Southwestern Energy Co. (a)(d)	1,293,052	40,253
Spectra Energy Corp. (d)	2,424,382	68,513
Sunoco, Inc.	393,316	18,561
Tesoro Corp.	521,225	20,713
Valero Energy Corp.	2,053,462	64,191
Williams Companies, Inc.	2,323,781	74,988
WPX Energy, Inc.	738,073	11,514
		4,375,115
TOTAL ENERGY		5,289,287
FINANCIALS - 14.2%
Capital Markets - 1.8%
Ameriprise Financial, Inc.	812,004	44,587
Bank of New York Mellon Corp.	4,429,955	99,851
BlackRock, Inc. Class A	475,970	83,947
Charles Schwab Corp.	4,019,014	54,216
E*TRADE Financial Corp. (a)	944,372	8,093
Federated Investors, Inc. Class B (non-vtg.) (d)	344,372	7,308
Franklin Resources, Inc. (d)	527,494	61,928
Goldman Sachs Group, Inc.	1,826,917	193,142
Invesco Ltd.	1,664,768	39,422
Legg Mason, Inc. (d)	466,713	11,472
Morgan Stanley	5,656,269	84,844
Northern Trust Corp.	895,674	41,595
State Street Corp.	1,814,723	75,492
T. Rowe Price Group, Inc.	947,467	58,212
		864,109
Commercial Banks - 2.9%
BB&T Corp.	2,594,867	81,842
Comerica, Inc.	730,477	22,433
Fifth Third Bancorp	3,417,248	51,737
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
First Horizon National Corp.	938,449	$ 8,409
Huntington Bancshares, Inc.	3,211,553	21,196
KeyCorp	3,540,118	29,843
M&T Bank Corp. (d)	470,062	40,848
PNC Financial Services Group, Inc.	1,963,996	122,082
Regions Financial Corp.	5,246,007	36,512
SunTrust Banks, Inc.	1,998,853	50,311
U.S. Bancorp	7,035,352	235,051
Wells Fargo & Co.	19,736,822	671,644
Zions Bancorporation	684,140	13,170
		1,385,078
Consumer Finance - 0.9%
American Express Co.	3,718,981	216,817
Capital One Financial Corp.	2,155,495	121,850
Discover Financial Services	1,969,697	76,286
SLM Corp.	1,811,577	28,532
		443,485
Diversified Financial Services - 2.8%
Bank of America Corp.	40,026,506	319,812
Citigroup, Inc.	10,890,542	323,558
CME Group, Inc.	1,234,334	67,765
IntercontinentalExchange, Inc. (a)	270,202	36,937
JPMorgan Chase & Co.	14,138,621	525,108
Leucadia National Corp. (d)	735,822	15,732
Moody's Corp. (d)	734,427	29,083
NYSE Euronext	943,400	23,632
The NASDAQ Stock Market, Inc.	454,690	10,399
		1,352,026
Insurance - 3.6%
ACE Ltd.	1,257,961	92,749
AFLAC, Inc.	1,736,855	80,208
Allstate Corp.	1,825,001	68,036
American International Group, Inc. (a)	2,724,481	93,531
Aon PLC	1,212,396	62,996
Assurant, Inc.	301,164	10,616
Berkshire Hathaway, Inc. Class B (a)	6,531,654	550,880
Cincinnati Financial Corp. (d)	602,910	23,309
Genworth Financial, Inc. Class A (a)	1,825,528	9,657
Hartford Financial Services Group, Inc.	1,637,450	29,359
Lincoln National Corp.	1,060,081	24,615
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Loews Corp.	1,134,916	$ 46,134
Marsh & McLennan Companies, Inc.	2,026,486	69,245
MetLife, Inc.	3,944,565	134,628
Principal Financial Group, Inc.	1,114,768	30,589
Progressive Corp. (d)	2,264,532	44,226
Prudential Financial, Inc.	1,741,948	94,954
The Chubb Corp.	1,002,648	74,086
The Travelers Companies, Inc.	1,444,959	93,547
Torchmark Corp. (d)	365,679	18,715
Unum Group	1,061,692	20,714
XL Group PLC Class A	1,157,734	26,767
		1,699,561
Real Estate Investment Trusts - 2.1%
American Tower Corp.	1,465,557	103,175
Apartment Investment & Management Co. Class A	525,006	13,902
AvalonBay Communities, Inc.	354,155	50,120
Boston Properties, Inc.	556,438	62,393
Equity Residential (SBI)	1,116,569	67,441
HCP, Inc.	1,558,108	71,455
Health Care REIT, Inc.	838,728	49,015
Host Hotels & Resorts, Inc. (d)	2,668,248	40,824
Kimco Realty Corp.	1,511,402	30,712
Plum Creek Timber Co., Inc.	599,813	24,550
Prologis, Inc.	1,709,998	58,431
Public Storage	528,664	76,952
Simon Property Group, Inc.	1,125,755	178,657
Ventas, Inc.	1,073,505	70,304
Vornado Realty Trust	689,506	55,967
Weyerhaeuser Co.	1,996,190	49,725
		1,003,623
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	1,218,015	21,084
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	1,961,578	14,104
People's United Financial, Inc.	1,321,935	15,824
		29,928
TOTAL FINANCIALS		6,798,894
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 11.7%
Biotechnology - 1.6%
Alexion Pharmaceuticals, Inc. (a)(d)	713,459	$ 76,490
Amgen, Inc.	2,888,543	242,407
Biogen Idec, Inc. (a)	889,779	130,433
Celgene Corp. (a)	1,636,086	117,864
Gilead Sciences, Inc. (a)	2,812,825	162,272
		729,466
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	2,045,006	120,001
Becton, Dickinson & Co.	752,863	57,203
Boston Scientific Corp. (a)	5,308,650	28,667
C.R. Bard, Inc.	311,724	30,583
CareFusion Corp. (a)	824,234	21,653
Covidien PLC	1,791,265	100,400
DENTSPLY International, Inc. (d)	526,481	19,095
Edwards Lifesciences Corp. (a)(d)	425,640	43,462
Intuitive Surgical, Inc. (a)(d)	147,460	72,519
Medtronic, Inc.	3,864,935	157,148
St. Jude Medical, Inc.	1,165,594	44,013
Stryker Corp.	1,202,624	64,052
Varian Medical Systems, Inc. (a)(d)	414,146	24,348
Zimmer Holdings, Inc. (d)	654,207	40,417
		823,561
Health Care Providers & Services - 1.9%
Aetna, Inc.	1,290,305	49,561
AmerisourceBergen Corp. (d)	931,515	35,882
Cardinal Health, Inc.	1,285,387	50,837
CIGNA Corp.	1,070,874	49,014
Coventry Health Care, Inc.	497,176	20,697
DaVita, Inc. (a)	349,215	33,968
Express Scripts Holding Co. (a)	2,991,693	187,340
Humana, Inc.	606,075	42,474
Laboratory Corp. of America Holdings (a)(d)	359,532	31,621
McKesson Corp.	874,306	76,161
Patterson Companies, Inc.	325,620	11,061
Quest Diagnostics, Inc. (d)	589,253	35,632
Tenet Healthcare Corp. (a)	1,536,973	7,977
UnitedHealth Group, Inc.	3,853,263	209,232
WellPoint, Inc.	1,228,760	73,566
		915,023
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - 0.1%
Cerner Corp. (a)(d)	544,472	$ 39,823
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	1,290,679	47,962
Life Technologies Corp. (a)	663,266	31,644
PerkinElmer, Inc.	422,993	11,548
Thermo Fisher Scientific, Inc.	1,364,227	78,238
Waters Corp. (a)	330,087	26,470
		195,862
Pharmaceuticals - 6.0%
Abbott Laboratories	5,843,849	383,006
Allergan, Inc.	1,142,220	98,379
Bristol-Myers Squibb Co.	6,273,552	207,090
Eli Lilly & Co.	3,792,786	170,334
Forest Laboratories, Inc. (a)	986,815	34,233
Hospira, Inc. (a)(d)	613,352	20,596
Johnson & Johnson	10,200,505	687,820
Merck & Co., Inc.	11,296,902	486,332
Mylan, Inc. (a)(d)	1,507,539	35,533
Perrigo Co.	346,974	38,157
Pfizer, Inc.	27,812,241	663,600
Watson Pharmaceuticals, Inc. (a)	473,220	38,496
		2,863,576
TOTAL HEALTH CARE		5,567,311
INDUSTRIALS - 10.0%
Aerospace & Defense - 2.3%
General Dynamics Corp.	1,339,357	87,741
Honeywell International, Inc.	2,894,017	169,155
L-3 Communications Holdings, Inc.	361,857	25,417
Lockheed Martin Corp.	988,722	90,112
Northrop Grumman Corp.	934,129	62,484
Precision Castparts Corp.	539,714	86,937
Raytheon Co.	1,238,075	69,976
Rockwell Collins, Inc.	538,689	26,326
Textron, Inc.	1,041,012	27,816
The Boeing Co.	2,782,098	198,642
United Technologies Corp.	3,384,942	270,288
		1,114,894
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	603,974	$ 34,191
Expeditors International of Washington, Inc.	788,910	28,882
FedEx Corp.	1,171,331	102,644
United Parcel Service, Inc. Class B	3,563,736	263,039
		428,756
Airlines - 0.1%
Southwest Airlines Co. (d)	2,851,316	25,491
Building Products - 0.0%
Masco Corp. (d)	1,326,332	18,781
Commercial Services & Supplies - 0.4%
Avery Dennison Corp.	384,933	12,021
Cintas Corp. (d)	409,770	16,563
Iron Mountain, Inc.	635,866	20,856
Pitney Bowes, Inc. (d)	743,634	9,935
R.R. Donnelley & Sons Co. (d)	669,531	7,351
Republic Services, Inc.	1,168,838	32,318
Stericycle, Inc. (a)(d)	316,013	28,922
Waste Management, Inc. (d)	1,718,441	59,424
		187,390
Construction & Engineering - 0.2%
Fluor Corp.	628,137	32,349
Jacobs Engineering Group, Inc. (a)(d)	479,232	18,949
Quanta Services, Inc. (a)(d)	791,241	18,990
		70,288
Electrical Equipment - 0.5%
Cooper Industries PLC Class A	590,813	43,218
Emerson Electric Co. (d)	2,724,737	138,199
Rockwell Automation, Inc.	530,106	38,199
Roper Industries, Inc.	361,876	37,197
		256,813
Industrial Conglomerates - 2.7%
3M Co.	2,577,161	238,645
Danaher Corp.	2,135,597	114,404
General Electric Co.	39,352,834	814,997
Tyco International Ltd.	1,719,150	96,926
		1,264,972
Machinery - 1.8%
Caterpillar, Inc. (d)	2,422,897	206,746
Cummins, Inc.	713,817	69,319
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Deere & Co. (d)	1,477,261	$ 110,957
Dover Corp.	682,056	39,430
Eaton Corp. (d)	1,254,247	56,090
Flowserve Corp. (d)	189,905	24,243
Illinois Tool Works, Inc. (d)	1,772,983	105,120
Ingersoll-Rand PLC	1,109,513	51,881
Joy Global, Inc.	393,123	20,985
PACCAR, Inc. (d)	1,324,797	52,873
Pall Corp.	430,098	23,875
Parker Hannifin Corp.	561,029	44,871
Snap-On, Inc.	215,812	14,982
Stanley Black & Decker, Inc.	634,723	41,752
Xylem, Inc.	688,734	16,729
		879,853
Professional Services - 0.1%
Dun & Bradstreet Corp.	166,700	13,494
Equifax, Inc.	447,123	20,469
Robert Half International, Inc.	531,045	13,966
		47,929
Road & Rail - 0.8%
CSX Corp.	3,859,614	86,687
Norfolk Southern Corp.	1,209,941	87,672
Ryder System, Inc.	190,441	7,620
Union Pacific Corp.	1,768,756	214,798
		396,777
Trading Companies & Distributors - 0.2%
Fastenal Co. (d)	1,096,882	47,265
W.W. Grainger, Inc. (d)	226,642	46,679
		93,944
TOTAL INDUSTRIALS		4,785,888
INFORMATION TECHNOLOGY - 20.0%
Communications Equipment - 1.9%
Cisco Systems, Inc.	19,896,382	379,623
F5 Networks, Inc. (a)	294,876	28,747
Harris Corp. (d)	422,591	19,874
JDS Uniphase Corp. (a)(d)	859,902	9,622
Juniper Networks, Inc. (a)	1,966,833	34,302
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Motorola Solutions, Inc.	1,084,770	$ 51,700
QUALCOMM, Inc.	6,367,116	391,323
		915,191
Computers & Peripherals - 6.0%
Apple, Inc.	3,472,984	2,310,370
Dell, Inc.	5,521,713	58,475
EMC Corp. (a)	7,798,690	205,028
Hewlett-Packard Co.	7,344,195	123,970
Lexmark International, Inc. Class A	264,207	5,736
NetApp, Inc. (a)	1,347,873	46,529
SanDisk Corp. (a)	905,000	37,304
Seagate Technology (d)	1,313,215	42,036
Western Digital Corp. (a)	869,204	36,350
		2,865,798
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	601,745	36,628
Corning, Inc.	5,636,601	67,583
FLIR Systems, Inc.	572,737	11,340
Jabil Circuit, Inc.	675,507	15,388
Molex, Inc. (d)	510,923	13,565
TE Connectivity Ltd.	1,588,087	55,853
		200,357
Internet Software & Services - 2.0%
Akamai Technologies, Inc. (a)(d)	665,528	24,964
eBay, Inc. (a)	4,268,303	202,616
Google, Inc. Class A (a)	944,513	647,076
VeriSign, Inc. (a)(d)	586,794	27,978
Yahoo!, Inc. (a)	4,526,453	66,313
		968,947
IT Services - 3.8%
Accenture PLC Class A	2,393,604	147,446
Automatic Data Processing, Inc.	1,816,547	105,505
Cognizant Technology Solutions Corp. Class A (a)	1,130,929	72,696
Computer Sciences Corp.	576,446	18,567
Fidelity National Information Services, Inc.	886,912	27,938
Fiserv, Inc. (a)(d)	506,922	36,149
IBM Corp.	4,284,240	834,784
MasterCard, Inc. Class A	394,293	166,747
Paychex, Inc. (d)	1,198,431	39,860
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
SAIC, Inc. (d)	1,027,626	$ 12,547
Teradata Corp. (a)(d)	626,581	47,858
The Western Union Co.	2,276,607	40,091
Total System Services, Inc.	596,937	13,837
Visa, Inc. Class A	1,849,476	237,195
		1,801,220
Office Electronics - 0.1%
Xerox Corp.	5,005,770	36,893
Semiconductors & Semiconductor Equipment - 2.2%
Advanced Micro Devices, Inc. (a)(d)	2,188,144	8,140
Altera Corp.	1,198,311	44,733
Analog Devices, Inc.	1,108,079	44,035
Applied Materials, Inc. (d)	4,760,505	55,650
Broadcom Corp. Class A	1,841,860	65,441
First Solar, Inc. (a)(d)	219,149	4,381
Intel Corp.	18,686,011	463,974
KLA-Tencor Corp.	621,485	31,888
Lam Research Corp. (a)(d)	748,232	25,537
Linear Technology Corp.	855,029	28,237
LSI Corp. (a)	2,113,016	16,460
Microchip Technology, Inc. (d)	719,001	24,985
Micron Technology, Inc. (a)(d)	3,675,647	22,826
NVIDIA Corp. (a)	2,298,346	32,246
Teradyne, Inc. (a)(d)	693,328	10,830
Texas Instruments, Inc. (d)	4,250,326	123,429
Xilinx, Inc.	980,186	33,238
		1,036,030
Software - 3.6%
Adobe Systems, Inc. (a)	1,842,698	57,621
Autodesk, Inc. (a)	853,517	26,502
BMC Software, Inc. (a)	598,287	24,769
CA Technologies, Inc.	1,314,397	34,214
Citrix Systems, Inc. (a)	691,545	53,726
Electronic Arts, Inc. (a)	1,180,598	15,737
Intuit, Inc.	1,090,738	63,852
Microsoft Corp.	27,770,029	855,872
Oracle Corp.	14,413,160	456,177
Red Hat, Inc. (a)(d)	716,309	40,142
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
salesforce.com, Inc. (a)(d)	512,557	$ 74,413
Symantec Corp. (a)	2,676,976	47,730
		1,750,755
TOTAL INFORMATION TECHNOLOGY		9,575,191
MATERIALS - 3.3%
Chemicals - 2.3%
Air Products & Chemicals, Inc.	785,295	64,850
Airgas, Inc.	257,068	21,355
CF Industries Holdings, Inc.	243,791	50,467
Dow Chemical Co.	4,439,850	130,132
E.I. du Pont de Nemours & Co.	3,480,326	173,146
Eastman Chemical Co.	567,090	31,337
Ecolab, Inc.	1,085,229	69,487
FMC Corp. (d)	509,339	27,667
International Flavors & Fragrances, Inc. (d)	301,094	18,222
Monsanto Co.	1,981,270	172,588
PPG Industries, Inc.	565,620	62,230
Praxair, Inc.	1,109,383	117,040
Sherwin-Williams Co.	318,379	45,554
Sigma Aldrich Corp.	449,002	31,893
The Mosaic Co.	1,106,165	64,058
		1,080,026
Construction Materials - 0.0%
Vulcan Materials Co.	480,577	18,704
Containers & Packaging - 0.1%
Ball Corp.	581,955	24,541
Bemis Co., Inc.	382,906	11,587
Owens-Illinois, Inc. (a)	612,565	10,708
Sealed Air Corp.	720,911	10,287
		57,123
Metals & Mining - 0.7%
Alcoa, Inc.	3,961,920	33,914
Allegheny Technologies, Inc.	397,821	11,791
Cliffs Natural Resources, Inc. (d)	529,192	18,966
Freeport-McMoRan Copper & Gold, Inc.	3,525,182	127,294
Newmont Mining Corp.	1,840,537	93,278
Nucor Corp. (d)	1,177,586	44,336
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Titanium Metals Corp. (d)	305,805	$ 3,743
United States Steel Corp. (d)	534,866	10,403
		343,725
Paper & Forest Products - 0.2%
International Paper Co.	1,623,406	56,105
MeadWestvaco Corp.	640,131	18,410
		74,515
TOTAL MATERIALS		1,574,093
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	21,776,203	797,880
CenturyLink, Inc.	2,307,385	97,510
Frontier Communications Corp. (d)	3,708,410	17,133
Verizon Communications, Inc.	10,552,092	453,107
Windstream Corp. (d)	2,185,275	21,569
		1,387,199
Wireless Telecommunication Services - 0.3%
Crown Castle International Corp. (a)	957,699	60,776
MetroPCS Communications, Inc. (a)	1,092,639	10,631
Sprint Nextel Corp. (a)	11,138,241	54,020
		125,427
TOTAL TELECOMMUNICATION SERVICES		1,512,626
UTILITIES - 3.5%
Electric Utilities - 2.0%
American Electric Power Co., Inc.	1,798,857	77,333
Duke Energy Corp.	2,614,111	169,342
Edison International	1,210,118	52,991
Entergy Corp.	657,999	44,797
Exelon Corp.	3,165,999	115,464
FirstEnergy Corp.	1,553,328	67,880
NextEra Energy, Inc.	1,549,092	104,269
Northeast Utilities	1,164,780	43,877
Pepco Holdings, Inc.	847,871	16,372
Pinnacle West Capital Corp.	406,616	20,888
PPL Corp.	2,154,302	63,186
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Southern Co.	3,226,466	$ 146,256
Xcel Energy, Inc.	1,808,590	50,442
		973,097
Gas Utilities - 0.1%
AGL Resources, Inc.	435,709	17,276
ONEOK, Inc.	771,999	34,377
		51,653
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc. (d)	845,788	18,049
The AES Corp.	2,394,497	27,273
		45,322
Multi-Utilities - 1.3%
Ameren Corp.	901,189	29,487
CenterPoint Energy, Inc.	1,587,063	32,360
CMS Energy Corp.	966,806	22,304
Consolidated Edison, Inc.	1,087,897	65,948
Dominion Resources, Inc.	2,122,647	111,397
DTE Energy Co.	631,826	36,899
Integrys Energy Group, Inc.	289,397	15,625
NiSource, Inc. (d)	1,055,167	25,683
PG&E Corp.	1,568,570	68,092
Public Service Enterprise Group, Inc.	1,878,982	59,489
SCANA Corp.	432,348	20,476
Sempra Energy (d)	891,067	58,989
TECO Energy, Inc. (d)	801,518	13,914
Wisconsin Energy Corp.	855,951	32,492
		593,155
TOTAL UTILITIES		1,663,227
TOTAL COMMON STOCKS (Cost $32,789,237)		47,219,619
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.11% to 0.14% 10/18/12 to 12/6/12 (e) (Cost $31,992)	$ 32,000	31,994
Money Market Funds - 4.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (b)	374,497,942	$ 374,498
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	1,898,279,675	1,898,280
TOTAL MONEY MARKET FUNDS (Cost $2,272,778)		2,272,778
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $35,094,007)		49,524,391
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(1,797,448)
NET ASSETS - 100%		$ 47,726,943
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
770 CME E-mini S&P 500 Index Contracts	Sept. 2012	$ 54,096	$ 3,188
1,294 CME S&P 500 Index Contracts	Sept. 2012	454,550	11,642
TOTAL EQUITY INDEX CONTRACTS		$ 508,646	$ 14,830
The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $27,655,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 425
Fidelity Securities Lending Cash Central Fund	3,418
Total	$ 3,843
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,194,674	$ 5,194,674	$ -	$ -
Consumer Staples	5,258,428	5,258,428	-	-
Energy	5,289,287	5,289,287	-	-
Financials	6,798,894	6,798,894	-	-
Health Care	5,567,311	5,567,311	-	-
Industrials	4,785,888	4,785,888	-	-
Information Technology	9,575,191	9,575,191	-	-
Materials	1,574,093	1,574,093	-	-
Telecommunication Services	1,512,626	1,512,626	-	-
Utilities	1,663,227	1,663,227	-	-
U.S. Government and Government Agency Obligations	31,994	-	31,994	-
Money Market Funds	2,272,778	2,272,778	-	-
Total Investments in Securities:	$ 49,524,391	$ 49,492,397	$ 31,994	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 14,830	$ 14,830	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 14,830	$ -
Total Equity Risk	$ 14,830	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,865,380) - See accompanying schedule: Unaffiliated issuers (cost $32,821,229)	$ 47,251,613
Fidelity Central Funds (cost $2,272,778)	2,272,778
Total Investments (cost $35,094,007)		$ 49,524,391
Receivable for fund shares sold		42,939
Dividends receivable		114,224
Distributions receivable from Fidelity Central Funds		647
Receivable for daily variation margin on futures contracts		2,944
Receivable from investment adviser for expense reductions		367
Other receivables		1,045
Total assets		49,686,557

Liabilities
Payable for fund shares redeemed	57,570
Accrued management fee	990
Other affiliated payables	1,731
Other payables and accrued expenses	1,043
Collateral on securities loaned, at value	1,898,280
Total liabilities		1,959,614

Net Assets		$ 47,726,943
Net Assets consist of:
Paid in capital		$ 35,081,038
Undistributed net investment income		194,623
Accumulated undistributed net realized gain (loss) on investments		(1,993,932)
Net unrealized appreciation (depreciation) on investments		14,445,214
Net Assets		$ 47,726,943

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2012 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($10,547,176 ÷ 210,900 shares)	$ 50.01

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($19,619,550 ÷ 392,278 shares)	$ 50.01

Institutional Class: Net Asset Value, offering price and redemption price per share ($16,172,199 ÷ 323,336 shares)	$ 50.02

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($1,388,018 ÷ 27,751 shares)	$ 50.02

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 495,152
Interest		19
Income from Fidelity Central Funds		3,843
Total income		499,014

Expenses
Management fee	$ 5,733
Transfer agent fees	10,146
Independent trustees' compensation	154
Miscellaneous	62
Total expenses before reductions	16,095
Expense reductions	(2,146)	13,949
Net investment income (loss)		485,065
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	329,224
Futures contracts	36,682
Total net realized gain (loss)		365,906
Change in net unrealized appreciation (depreciation) on: Investment securities	1,048,745
Futures contracts	(12,411)
Total change in net unrealized appreciation (depreciation)		1,036,334
Net gain (loss)		1,402,240
Net increase (decrease) in net assets resulting from operations		$ 1,887,305

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 485,065	$ 842,018
Net realized gain (loss)	365,906	346,325
Change in net unrealized appreciation (depreciation)	1,036,334	947,325
Net increase (decrease) in net assets resulting from operations	1,887,305	2,135,668
Distributions to shareholders from net investment income	(435,886)	(823,248)
Share transactions - net increase (decrease)	1,293,489	194,063
Total increase (decrease) in net assets	2,744,908	1,506,483

Net Assets
Beginning of period	44,982,035	43,475,552
End of period (including undistributed net investment income of $194,623 and undistributed net investment income of $145,444, respectively)	$ 47,726,943	$ 44,982,035

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 I	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 48.49	$ 47.09	$ 39.19	$ 26.10	$ 47.20	$ 49.94
Income from Investment Operations
Net investment income (loss) D	.51	.89	.81	.75	.95	.99
Net realized and unrealized gain (loss)	1.46	1.40	7.88	13.12	(21.09)	(2.71)
Total from investment operations	1.97	2.29	8.69	13.87	(20.14)	(1.72)
Distributions from net investment income	(.45)	(.89)	(.79)	(.78)	(.96)	(.97)
Distributions from net realized gain	-	-	-	-	-	(.05)
Total distributions	(.45)	(.89)	(.79)	(.78)	(.96)	(1.02)
Net asset value, end of period	$ 50.01	$ 48.49	$ 47.09	$ 39.19	$ 26.10	$ 47.20
Total Return B,C	4.10%	5.04%	22.47%	53.68%	(43.35)%	(3.66)%
Ratios to Average Net Assets E,G
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A,J	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A,J	.10%	.10%	.10%	.10%	.09%
Net investment income (loss)	2.08% A	1.96%	1.94%	2.14%	2.36%	1.90%
Supplemental Data
Net assets, end of period (in millions)	$ 10,547	$ 13,407	$ 27,881	$ 23,666	$ 11,363	$ 20,102
Portfolio turnover rate F	3% A	5% H	4%	11% H	8%	7%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

I For the year ended February 29.

J Amount represents .095%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 I	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 48.50	$ 47.10	$ 39.19	$ 26.11	$ 47.20	$ 49.94
Income from Investment Operations
Net investment income (loss) D	.51	.90	.82	.77	.96	1.00
Net realized and unrealized gain (loss)	1.46	1.40	7.89	13.10	(21.08)	(2.70)
Total from investment operations	1.97	2.30	8.71	13.87	(20.12)	(1.70)
Distributions from net investment income	(.46)	(.90)	(.80)	(.79)	(.97)	(.99)
Distributions from net realized gain	-	-	-	-	-	(.05)
Total distributions	(.46)	(.90)	(.80)	(.79)	(.97)	(1.04)
Net asset value, end of period	$ 50.01	$ 48.50	$ 47.10	$ 39.19	$ 26.11	$ 47.20
Total Return B,C	4.10%	5.07%	22.53%	53.67%	(43.31)%	(3.63)%
Ratios to Average Net Assets E,G
Expenses before reductions	.07% A	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.06% A	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.06% A	.07%	.07%	.07%	.07%	.06%
Net investment income (loss)	2.12% A	1.99%	1.97%	2.17%	2.39%	1.92%
Supplemental Data
Net assets, end of period (in millions)	$ 19,620	$ 16,230	$ 15,595	$ 12,455	$ 3,667	$ 6,304
Portfolio turnover rate F	3% A	5% H	4%	11% H	8%	7%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

I For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 G,J
Selected Per-Share Data
Net asset value, beginning of period	$ 48.50	$ 47.74
Income from Investment Operations
Net investment income (loss) D	.52	.79
Net realized and unrealized gain (loss)	1.47	.68
Total from investment operations	1.99	1.47
Distributions from net investment income	(.47)	(.71)
Net asset value, end of period	$ 50.02	$ 48.50
Total Return B,C	4.13%	3.25%
Ratios to Average Net Assets E,H
Expenses before reductions	.05% A	.05% A
Expenses net of fee waivers, if any	.04% A	.05% A
Expenses net of all reductions	.04% A	.05% A
Net investment income (loss)	2.14% A	2.19% A
Supplemental Data
Net assets, end of period (in millions)	$ 16,172	$ 14,629
Portfolio turnover rate F	3% A	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to February 29, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 G,J
Selected Per-Share Data
Net asset value, beginning of period	$ 48.50	$ 47.74
Income from Investment Operations
Net investment income (loss) D	.52	.81
Net realized and unrealized gain (loss)	1.47	.67
Total from investment operations	1.99	1.48
Distributions from net investment income	(.47)	(.72)
Net asset value, end of period	$ 50.02	$ 48.50
Total Return B,C	4.14%	3.27%
Ratios to Average Net Assets E,H
Expenses before reductions	.03% A,K	.03% A,K
Expenses net of fee waivers, if any	.02% A	.03% A,K
Expenses net of all reductions	.02% A	.03% A,K
Net investment income (loss)	2.16% A	2.24% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,388	$ 716
Portfolio turnover rate F	3% A	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to February 29, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J For the year ended February 29.

K Amount represents .025%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Spartan 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management Research (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, foreign currency transactions, redemptions in kind, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 19,147,384
Gross unrealized depreciation	(4,806,901)
Net unrealized appreciation (depreciation) on securities and other investments	$ 14,340,483

Tax cost	$ 35,183,908

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At February 29, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (529,693)
2017	(854,750)
2019	(792,074)
Total with expiration	(2,176,517)
No expiration
Long-term	(74,031)
Total capital loss carryforward	$ (2,250,548)

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $36,682 and a change in net unrealized appreciation (depreciation) of $(12,411) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $2,306,786 and $753,524, respectively.

Securities received in-kind through subscriptions totaled $377,765.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .025% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.10%
Fidelity Advantage Class	.07%
Institutional Class	.05%
Fidelity Advantage Institutional Class	.025%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Institutional Class pays a portion of the transfer agent fees at an annual rate of .025% of average net assets and Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 4,076
Fidelity Advantage Class	4,157
Institutional Class	1,913
$ 10,146

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $64 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending

Semiannual Report

8. Security Lending - continued

income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,418.

9. Expense Reductions.

Effective February 1, 2012, FMR contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. This reimbursement will remain in place through April 30, 2013.

	Expense Limitations	Reimbursement from adviser
Investor Class	.095%	$ 308
Fidelity Advantage Class	.060%	986
Institutional Class	.040%	817
Fidelity Advantage Institutional Class	.020%	35

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by one hundred and thirty six dollars.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2012	Year ended February 29, 2012 A
From net investment income
Investor Class	$ 100,632	$ 405,868
Fidelity Advantage Class	175,554	264,009
Institutional Class	147,042	146,405
Fidelity Advantage Institutional Class	12,658	6,966
Total	$ 435,886	$ 823,248

A Distributions for Institutional Class and Fidelity Advantage Institutional Class are for the period May 4, 2011 (commencement of sale of shares) to February 29, 2012.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2012	Year ended February 29, 2012 A	Six months ended August 31, 2012	Year ended February 29, 2012 A
Investor Class
Shares sold	22,057	94,578	$ 1,071,600	$ 4,269,471
Reinvestment of distributions	1,992	8,848	96,898	397,869
Shares redeemed	(89,620)	(418,995)	(4,366,639)	(19,074,702)
Net increase (decrease)	(65,571)	(315,569)	$ (3,198,141)	$ (14,407,362)
Fidelity Advantage Class
Shares sold	87,991	133,837	$ 4,271,703	$ 6,254,732
Issued in exchange for shares of Congress Street	-	983	-	45,955
Issued in exchange of shares of Exchange	-	3,818	-	178,445
Reinvestment of distributions	3,337	5,335	162,141	238,952
Shares redeemed	(33,721)	(140,424)	(1,639,580)	(6,301,502)
Net increase (decrease)	57,607	3,549	$ 2,794,264	$ 416,582
Institutional Class
Shares sold	48,319	335,470	$ 2,351,133	$ 15,034,791
Reinvestment of distributions	3,025	3,423	147,042	146,405
Shares redeemed	(29,652)	(37,249)	(1,440,157)	(1,658,626)
Net increase (decrease)	21,692	301,644	$ 1,058,018	$ 13,522,570
Fidelity Advantage Institutional Class
Shares sold	14,446	16,270	$ 710,608	$ 729,075
Reinvestment of distributions	261	166	12,658	6,966
Shares redeemed	(1,729)	(1,663)	(83,918)	(73,768)
Net increase (decrease)	12,978	14,773	$ 639,348	$ 662,273

A Share transactions for Institutional Class and Fidelity Advantage Institutional Class are for the period May 4, 2011 (commencement of sale of shares) to February 29, 2012.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

13. Merger Information.

On April 15, 2011 the Fund acquired all of the assets and assumed all of the liabilities of the Fidelity Congress Street Fund and Fidelity Exchange Fund ("Target Funds") pursuant to an agreement and plan of reorganization approved by the Board of Trustees on October 13, 2010. The reorganization provides shareholders of the Target Funds access to a larger more diversified portfolio with similar investment strategies and lower expenses. The acquisition was accomplished by an exchange of 4,801 shares then outstanding of Fidelity Advantage Class of the Fund for 99 shares then outstanding (valued at $465.09 per share) of Fidelity Congress Street Fund, and 551 shares then outstanding (valued at $323.88 per share) of Fidelity Exchange Street Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Fidelity Congress Street Fund's net assets, including securities of $45,976 with unrealized appreciation of $32,369 and net other liabilities of $21, and Fidelity Exchange Street Fund's net assets, including securities of $178,427 with unrealized appreciation of $150,195 and net other assets of $18, were combined with the Fund's net assets of $43,105,406 for total net assets after the acquisition of $43,329,806.

Pro forma results of operations of the combined entity for the entire period ended February 29, 2012, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$ 842,404
Total net realized gain (loss)	348,278
Total change in net unrealized appreciation (depreciation)	944,457
Net increase (decrease) in net assets resulting from operations	$ 2,135,139

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired funds that have been included in the Fund's accompanying Statement of Operations since April 15, 2011.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan 500 Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for Fidelity Advantage Class and Investor Class, as well as the fund's relative investment performance for Fidelity Advantage Class and Investor Class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of Fidelity Advantage Class and Investor Class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. (Institutional Class and Fidelity Advantage Institutional Class of the fund had less than one year of performance as of December 31, 2011.) The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Spartan 500 Index Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Fidelity Advantage Class of the fund was in the first quartile for all the periods shown. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown, primarily because the fund bears fees, expenses, and brokerage commissions while the benchmark does not. In addition, the Board noted that the performance of the fund and benchmark may vary due to valuation differences. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Semiannual Report

Spartan 500 Index Fund

Semiannual Report

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective February 1, 2011) that lowered the fund's management fee from 0.07% to 0.025%. The Board also considered that it had approved an amended and restated sub-advisory contract for the fund with Geode Capital Management, LLC (Geode) that lowered the sub-advisory fees that FMR pays to Geode. The Board considered that the chart reflects the fund's lower management fee for 2011, as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

The Board noted that the total expense ratio of each class ranked below its competitive median for the period.

The Board also considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.07%; Fidelity Advantage Institutional Class: 0.025%; Institutional Class: 0.05%; and Investor Class: 0.10%. These contractual arrangements may not be increased without the approval of the Board and, with respect to Fidelity Advantage Class and Investor Class, the shareholders of the applicable class. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, and Investor Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.06%, 0.02%, 0.04%, and 0.095% through April 30, 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

U5I-U5A-USAN-1012
1.925891.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Concord Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 26, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 26, 2012